UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

John M. McCann, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Item 1. Reports to Stockholders.

TIAA-CREF Funds	September 30, 2019

TIAA-CREF
Real Estate Securities Fund

The semiannual report contains the financial statements (unaudited).

	Institutional	Advisor	Premier	Retirement	Retail
Fund name	Class	Class	Class	Class	Class
Real Estate Securities Fund	TIREX	TIRHX	TRRPX	TRRSX	TCREX

Semiannual Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This semiannual report contains information about the Real Estate Securities Fund and describes the Fund’s results for the six months ended September 30, 2019. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The Fund performance section compares the Fund’s investment returns with those of its benchmark index.
•	The portfolio of investments lists the industries and types of securities in which the Fund had investments as of September 30, 2019.
•	The financial statements provide detailed information about the operations and financial condition of the Fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the Fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Real Estate Securities Fund ■ 2019 Semiannual Report	3

Letter to investors

Real estate investment trusts (REITs) generated strong returns for the six months ended September 30, 2019, benefiting from continued U.S. economic growth and a declining interest-rate environment. After a long period of slowly tightening monetary policy, the Federal Reserve changed direction and lowered the federal funds target rate twice during the period, reducing the key short-term interest-rate measure to 1.75%–2.00%. Looking ahead, policymakers said they would “act as appropriate” to sustain economic expansion.

•	REITs, as measured by the FTSE Nareit All Equity REITs Index, gained 9.7% for the six months. Please see page 8 for the benchmark definition.
•	Most of the index’s 16 property sectors and subsectors advanced, with data centers, manufactured homes and single-family homes all rising by more than 20.0%. The worst-performing sector was regional malls.
•	The TIAA-CREF Real Estate Securities Fund (Institutional Class) posted strong gains that outpaced the performance of its benchmark, mostly due to favorable security selection.

REITs outperformed U.S. equities and bonds

REITs are a unique asset class that share some of the characteristics of both stocks and bonds. Similar to bonds, REIT prices can be sensitive to fluctuations in interest rates. However, because REITs invest in individual companies, their performance is also tied to the overall health of the U.S. economy.

For the six-month period, the FTSE Nareit All Equity REITs Index outpaced gains in both the U.S. fixed-income and stock markets by wide margins. REITs exceeded the 5.4% return of the broad domestic investment-grade fixed-rate bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index. REITs also surpassed the 5.3% gain of the broad U.S. stock market, as measured by the Russell 3000® Index.

REITs benefited from declining interest rates and the willingness of investors to seek potentially higher yields through the asset class. While REITs advanced over the first three months of the period, they posted stronger gains during the final three months as the Fed eased interest rates in July and September.

4	2019 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Brad Finkle

REITs offer diversification in shifting markets

The potential value of REITs as a part of a diversified portfolio has been clearly demonstrated of late. While the U.S. economy has been growing for a decade, the recent decline in interest rates reflects concerns about future economic prospects. In this uncertain environment, REITs were among the financial market’s best performers (though past performance is no guarantee of future results), offering a relatively stable source of income and return over the past several years.

REITs are required by law to distribute at least 90% of their taxable income to investors in the form of dividends. As such, they generate current income, which is a valuable feature when rates decline or when markets are struggling. REITs also offer the potential for capital appreciation, which appeals to many investors in a growing economy or when markets are rising. Furthermore, REITs invest in a broad array of real estate property sectors, each with their own unique characteristics and supply/demand dynamics, which also contribute to their diversification benefits. As a result, we believe a professionally managed mutual fund of REIT securities can play an integral role in helping investors diversify, particularly when employed as part of a broader portfolio containing stocks, bonds and other investments. Of course, diversification cannot guarantee against market losses.

As always, you can visit TIAA.org for more information on asset class performance. If you have any questions about your investment in the TIAA-CREF Real Estate Securities Fund, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We would be happy to assist you.

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Real Estate Securities Fund ■ 2019 Semiannual Report	5

Information for investors

Portfolio holdings

The complete portfolio of investments for the Real Estate Securities Fund begins on page 12 of this report. You can obtain a complete list of the holdings of the Real Estate Securities Fund (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Real Estate Securities Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT or Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-PORT or Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

The Real Estate Securities Fund’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Fund voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Real Estate Securities Fund is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Fund.

6	2019 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2019–September 30, 2019).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’ actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Real Estate Securities Fund ■ 2019 Semiannual Report	7

Important information about expenses

Expense example

Six months ended September 30, 2019

	Beginning account value	Ending account value	Expenses paid during period	*
Real Estate Securities Fund	(4/1/19)	(9/30/19)	(4/1/19–9/30/19)
Actual return
Institutional Class	$1,000.00	$1,111.22	$2.64
Advisor Class	1,000.00	1,110.52	3.32
Premier Class	1,000.00	1,110.33	3.43
Retirement Class	1,000.00	1,109.31	3.95
Retail Class	1,000.00	1,110.01	4.17
5% annual hypothetical return
Institutional Class	1,000.00	1,022.50	2.53
Advisor Class	1,000.00	1,021.85	3.18
Premier Class	1,000.00	1,021.75	3.29
Retirement Class	1,000.00	1,021.25	3.79
Retail Class	1,000.00	1,021.05	3.99
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.50% for the Institutional Class, 0.63% for the Advisor Class, 0.65% for the Premier Class, 0.75% for the Retirement Class and 0.79% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

About the Fund’s benchmark

The FTSE Nareit All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Fund’s latest prospectus.

FTSE International Limited (“FTSE”) © FTSE 2019. FTSE® is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. Nareit® is a trademark of the National Association of Real Estate Investment Trusts (“Nareit”). All intellectual property rights in the Index vest in FTSE and Nareit. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

8	2019 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Performance for the six months ended September 30, 2019

The Real Estate Securities Fund returned 11.12% for the Institutional Class, compared with the 9.66% return of its benchmark, the FTSE Nareit All Equity REITs Index. For the one-year period ended September 30, 2019, the Fund returned 22.62%, versus 20.70% for the index. The performance table shows returns for all share classes of the Fund.

REITs posted sizable gains amid continued U.S. growth and lower interest rates

The U.S. economy continued to grow throughout the six-month period. In September, employers added 136,000 nonfarm jobs, and the unemployment rate declined to 3.5%—its lowest level in nearly half a century. REITs, as measured by the benchmark index, produced strong gains—supported by favorable property fundamentals, a robust labor market and lower interest rates.

The Federal Reserve reversed course after a long period of gradual monetary tightening and lowered the federal funds target rate twice during the period, reducing the key short-term interest-rate measure to 1.75%–2.00%. Slower growth internationally, ongoing trade tensions between China and the United States, and low inflationary pressures were the principle reasons cited.

For the period, the FTSE Nareit All Equity REITs Index outpaced the 5.31% return of the broad U.S. stock market, as measured by the Russell 3000® Index, and the 5.42% return of the broad domestic investment-grade fixed-rate bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index.

Sectors posted strong results

Among the benchmark’s 16 property sectors and subsectors, most were positive for the period. The largest gains were seen in the data centers (up 23.6%), manufactured homes (up 21.9%) and single-family homes (up 20.0%) sectors. Regional malls (down 13.8%) was the worst-performing sector.

Fund produced double-digit gains, surpassed its benchmark

For the six-month period, the Fund produced sizable gains and outperformed its benchmark, mostly due to favorable security selection. Overweight positions in industrial REIT Rexford Industrial Realty and residential REITs Sun Communities and Equity LifeStyle Properties contributed most to the Fund’s relative performance, as all three produced double-digit gains.

These positive effects were partly offset by an underweight position in telecommunication services company American Tower, which benefited from strong global leasing activity. Overweight positions in specialized REIT Host Hotels & Resorts and commercial property REIT Hudson Pacific Properties also limited the Fund’s relative performance as both struggled during the period.

TIAA-CREF Real Estate Securities Fund ■ 2019 Semiannual Report	9

Real Estate Securities Fund

Performance as of September 30, 2019

Real Estate Securities Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	11.12%	22.62%	11.85%		13.87%		0.51%	0.51%
Advisor Class	12/4/15	11.05	22.47	11.77	†	13.83	†	0.64	0.64
Premier Class	9/30/09	11.03	22.42	11.68		13.71		0.66	0.66
Retirement Class	10/1/02	10.93	22.28	11.57		13.58		0.76	0.76
Retail Class	10/1/02	11.00	22.25	11.52		13.53		0.81	0.81
FTSE Nareit All Equity REITs Index	—	9.66	20.70	11.07		13.59		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

10	2019 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Portfolio composition

Sector	% of net assets as of 9/30/2019
Specialized REITs	28.1
Residential REITs	21.0
Industrial REITs	13.1
Retail REITs	10.7
Office REITs	8.7
Health care REITs	7.3
Diversified REITs	3.7
Hotel & resort REITs	2.3
Other diversified financial services	1.7
Mortgage REITs	0.8
IT consulting & other services	0.7
Internet services & infrastructure	0.5
Short-term investments, other assets & liabilities, net	1.4
Total	100.0

Fund profile

as of 9/30/2019
Net assets	$2.81 billion
Portfolio turnover rate*	19%
Number of holdings	55
Weighted median market capitalization	$20.03 billion
Price/earnings ratio (weighted 12-month trailing average)†	50.3
*	The portfolio turnover rate covers the six-month period from April 1, 2019–September 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 9/30/2019
More than $50 billion	16.6
More than $15 billion–$50 billion	43.8
More than $2 billion–$15 billion	38.8
$2 billion or less	0.8
Total	100.0

TIAA-CREF Real Estate Securities Fund ■ 2019 Semiannual Report	11

Portfolio of investments (unaudited)

Real Estate Securities Fund  ■  September 30, 2019

Shares		Company	Value
COMMON STOCKS—98.6%
DIVERSIFIED REITS—3.7%
2,000,000		Colony Capital, Inc	$12,040,000
1,000,000		Essential Properties Realty Trust, Inc	22,910,000
325,000		iShares Dow Jones US Real Estate Index Fund	30,400,500
1,000,000		STORE Capital Corp	37,410,000
		TOTAL DIVERSIFIED REITS	102,760,500
HEALTH CARE REITS—7.3%
1,975,000		HCP, Inc	70,369,250
600,000		Ventas, Inc	43,818,000
1,000,000		Welltower, Inc	90,650,000
		TOTAL HEALTH CARE REITS	204,837,250
HOTEL & RESORT REITS—2.3%
2,500,000		Host Marriott Corp	43,225,000
725,000		Pebblebrook Hotel Trust	20,169,500
		TOTAL HOTEL & RESORT REITS	63,394,500
INDUSTRIAL REITS—13.1%
1,325,000		Americold Realty Trust	49,117,750
800,000		Duke Realty Corp	27,176,000
175,000		EastGroup Properties, Inc	21,878,500
1,725,000		Prologis, Inc	147,004,500
2,000,000		Rexford Industrial Realty, Inc	88,040,000
700,000		Terreno Realty Corp	35,763,000
		TOTAL INDUSTRIAL REITS	368,979,750
INTERNET SERVICES & INFRASTRUCTURE—0.5%
350,000	*	GDS Holdings Ltd (ADR)	14,028,000
		TOTAL INTERNET SERVICES & INFRASTRUCTURE	14,028,000
IT CONSULTING & OTHER SERVICES—0.7%
250,000	*	InterXion Holding NV	20,365,000
		TOTAL IT CONSULTING & OTHER SERVICES	20,365,000
MORTGAGE REITS—0.8%
950,000		Starwood Property Trust, Inc	23,009,000
		TOTAL MORTGAGE REITS	23,009,000
OFFICE REITS—8.7%
500,000		Alexandria Real Estate Equities, Inc	77,020,000
400,000		Boston Properties, Inc	51,864,000
1,375,000		Hudson Pacific Properties	46,007,500
400,000		Kilroy Realty Corp	31,156,000
450,000		SL Green Realty Corp	36,787,500
		TOTAL OFFICE REITS	242,835,000

12	2019 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Portfolio of investments (unaudited)	continued

Real Estate Securities Fund ■ September 30, 2019

Shares	Company	Value
OTHER DIVERSIFIED FINANCIAL SERVICES—1.7%
500,000	Vanguard REIT ETF	$46,625,000
	TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	46,625,000
RESIDENTIAL REITS—21.0%
975,000	American Homes 4 Rent	25,242,750
390,000	AvalonBay Communities, Inc	83,978,700
675,000	Equity Lifestyle Properties, Inc	90,180,000
1,025,000	Equity Residential	88,416,500
260,000	Essex Property Trust, Inc	84,929,000
2,275,000	Invitation Homes, Inc	67,362,750
400,000	Mid-America Apartment Communities, Inc	52,004,000
650,000	Sun Communities, Inc	96,492,500
	TOTAL RESIDENTIAL REITS	588,606,200
RETAIL REITS—10.7%
400,000	Agree Realty Corp	29,260,000
300,000	Federal Realty Investment Trust	40,842,000
600,000	Realty Income Corp	46,008,000
875,000	Regency Centers Corp	60,803,750
650,000	Simon Property Group, Inc	101,172,500
1,050,000	SITE Centers Corp	15,865,500
150,000	Taubman Centers, Inc	6,124,500
	TOTAL RETAIL REITS	300,076,250
SPECIALIZED REITS—28.1%
940,000	American Tower Corp	207,862,200
750,000	Crown Castle International Corp	104,257,500
425,000	CyrusOne, Inc	33,617,500
275,000	Digital Realty Trust, Inc	35,697,750
215,000	Equinix, Inc	124,012,000
425,000	Extra Space Storage, Inc	49,648,500
725,000	Gaming and Leisure Properties, Inc	27,724,000
230,000	Public Storage, Inc	56,412,100
475,000	QTS Realty Trust, Inc	24,419,750
265,000	SBA Communications Corp	63,904,750
1,450,000	VICI Properties, Inc	32,842,500
1,100,000	Weyerhaeuser Co	30,470,000
	TOTAL SPECIALIZED REITS	790,868,550

	TOTAL COMMON STOCKS (Cost $1,920,159,198)	2,766,385,000

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2019 Semiannual Report	13

Portfolio of investments (unaudited)	concluded

Real Estate Securities Fund ■ September 30, 2019

Principal	Issuer	Rate	Maturity date	Value
SHORT-TERM INVESTMENTS—1.0%
GOVERNMENT AGENCY DEBT—0.3%
$ 3,490,000	Federal Home Loan Bank (FHLB)	1.500%	10/01/19	$3,490,000
5,380,000	FHLB	1.934	11/05/19	5,370,166
	TOTAL GOVERNMENT AGENCY DEBT			8,860,166
TREASURY DEBT—0.7%
10,900,000	United States Treasury Bill	1.862	10/08/19	10,896,270
8,240,000	United States Treasury Bill	1.889	10/22/19	8,231,316
	TOTAL TREASURY DEBT			19,127,586

	TOTAL SHORT-TERM INVESTMENTS (Cost $27,986,891)			27,987,752

	TOTAL INVESTMENTS—99.6% (Cost $1,948,146,089)			2,794,372,752
	OTHER ASSETS & LIABILITIES, NET—0.4%			12,024,377
	NET ASSETS—100.0%			$2,806,397,129

Abbreviation(s):

ADR	American Depository Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

* Non-income producing

14	2019 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of assets and liabilities (unaudited)

Real Estate Securities Fund  ■  September 30, 2019

ASSETS
Portfolio investments, at value†	$2,794,372,752
Cash	4,789
Receivable from Fund shares sold	2,966,259
Dividends and interest receivable	9,900,500
Other	204,931
Total assets	2,807,449,231
LIABILITIES
Management fees payable	182,476
Service agreement fee payable	23,591
Distribution fee payable	70,903
Due to affiliates	30,873
Payable for Fund shares redeemed	477,827
Payable for trustee compensation	152,071
Accrued expenses and other payables	114,361
Total liabilities	1,052,102
NET ASSETS	$2,806,397,129
NET ASSETS CONSIST OF:
Paid-in-capital	$1,872,657,505
Total distributable earnings (loss)	933,739,624
NET ASSETS	$2,806,397,129
INSTITUTIONAL CLASS:
Net assets	$1,907,883,674
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	102,535,639
Net asset value per share	$18.61
ADVISOR CLASS:
Net assets	$21,551,182
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,157,691
Net asset value per share	$18.62
PREMIER CLASS:
Net assets	$62,823,516
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,373,863
Net asset value per share	$18.62
RETIREMENT CLASS:
Net assets	$503,498,806
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	25,947,128
Net asset value per share	$19.40
RETAIL CLASS:
Net assets	$310,639,951
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	16,829,713
Net asset value per share	$18.46
† Portfolio investments, cost	$1,948,146,089

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2019 Semiannual Report	15

Statement of operations (unaudited)

Real Estate Securities Fund  ■  For the period ended September 30, 2019

INVESTMENT INCOME
Dividends	$33,110,002
Interest	798,647
Payment from affiliate	128,236
Total income	34,036,885
EXPENSES
Management fees	5,973,127
Shareholder servicing — Institutional Class	3,300
Shareholder servicing — Advisor Class	8,064
Shareholder servicing — Premier Class	75
Shareholder servicing — Retirement Class	574,370
Shareholder servicing — Retail Class	59,611
Distribution fees — Premier Class	55,346
Distribution fees — Retail Class	340,184
Administrative service fees	55,387
Trustee fees and expenses	14,947
Other expenses	208,451
Total expenses	7,292,862
Net investment income (loss)	26,744,023
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) on total investments	58,608,065
Net change in unrealized appreciation (depreciation) on total investments	182,574,188
Net realized and unrealized gain (loss) on total investments	241,182,253
Net increase (decrease) in net assets from operations	$267,926,276

16	2019 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statements of changes in net assets

Real Estate Securities Fund  ■  For the period or year ended

		September 30, 2019	March 31, 2019
		(unaudited )
OPERATIONS
Net investment income (loss)		$26,744,023	$42,793,454
Net realized gain (loss) on total investments		58,608,065	37,194,530
Net change in unrealized appreciation (depreciation) on total investments		182,574,188	288,809,624
Net increase (decrease) in net assets from operations		267,926,276	368,797,608
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(13,810,133)	(45,428,164)
	Advisor Class	(109,772)	(71,605)
	Premier Class	(533,113)	(2,130,333)
	Retirement Class	(3,040,996)	(10,747,325)
	Retail Class	(1,895,659)	(6,888,099)
Total distributions		(19,389,673)	(65,265,526)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	257,858,388	235,149,394
	Advisor Class	17,650,058	4,227,302
	Premier Class	6,459,204	11,003,016
	Retirement Class	40,721,832	38,730,225
	Retail Class	48,919,544	24,347,837
Reinvestments of distributions:	Institutional Class	13,775,242	45,352,947
	Advisor Class	108,109	68,234
	Premier Class	533,040	2,130,079
	Retirement Class	3,040,770	10,746,952
	Retail Class	1,805,474	6,510,153
Redemptions:	Institutional Class	(113,278,630)	(202,117,221)
	Advisor Class	(2,831,276)	(591,761)
	Premier Class	(28,900,953)	(24,608,485)
	Retirement Class	(10,801,803)	(29,768,910)
	Retail Class	(20,696,028)	(33,963,216)
Net increase (decrease) from shareholder transactions		214,362,971	87,216,546
Net increase (decrease) in net assets		462,899,574	390,748,628
NET ASSETS
Beginning of period		2,343,497,555	1,952,748,927
End of period		$2,806,397,129	$2,343,497,555

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2019 Semiannual Report	17

Statements of changes in net assets	concluded

Real Estate Securities Fund  ■  For the period or year ended

		September 30, 2019	March 31, 2019
		(unaudited )
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	14,348,335	15,301,662
	Advisor Class	991,686	267,847
	Premier Class	367,142	706,565
	Retirement Class	2,225,559	2,389,925
	Retail Class	2,775,133	1,593,547
Shares reinvested:	Institutional Class	763,637	2,872,596
	Advisor Class	5,920	4,286
	Premier Class	29,522	134,882
	Retirement Class	161,508	653,490
	Retail Class	100,766	415,946
Shares redeemed:	Institutional Class	(6,315,442)	(13,120,071)
	Advisor Class	(157,678)	(38,661)
	Premier Class	(1,615,637)	(1,657,992)
	Retirement Class	(591,227)	(1,860,513)
	Retail Class	(1,188,165)	(2,217,333)
Net increase (decrease) from shareholder transactions		11,901,059	5,446,176

18	2019 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

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TIAA-CREF Real Estate Securities Fund ■ 2019 Semiannual Report	19

Financial highlights

Real Estate Securities Fund

		Selected per share data														Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized													Ratios to average net assets
For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset			Total return		Net assets						Net		Net investment
period		value,	investment		gain (loss	)	(loss) from	Net	Net	dividends	value,			excluding		at end of						investment		income (loss	)	Portfolio
or year		beginning	income		on total		investment	investment	realized	and	end of	Total		payment from		period (in		Gross		Net		income		excluding payments		turnover
ended		of period	(loss	)[a]	investments		operations	income	gains	distributions	period	return		affiliates	[u]	thousands	)	expense		expense		(loss	)	from affiliates	[u]	rate
Institutional Class
9/30/19	#	$16.88	$0.19		$1.68		$1.87	$(0.14)	$ —	$(0.14)	$18.61	11.12%[b]		11.11%[b]		$1,907,884		0.50%[c]		0.50%[c]		2.22%[c]		2.21%[c]		19%[b]
3/31/19		14.65	0.33		2.40		2.73	(0.36)	(0.14)	(0.50)	16.88	18.91		18.90		1,582,056		0.51		0.51		2.13		2.12		34
3/31/18		15.31	0.32		0.26		0.58	(0.28)	(0.96)	(1.24)	14.65	3.45		3.44		1,298,830		0.51		0.51		2.08		2.07		30
3/31/17		15.44	0.27		0.15		0.42	(0.32)	(0.23)	(0.55)	15.31	2.82		2.79		1,448,714		0.51		0.50		1.79		1.76		52
3/31/16		15.92	0.36		0.15		0.51	(0.34)	(0.65)	(0.99)	15.44	3.76		3.76		1,288,020		0.51		0.47		2.44		2.44		33
3/31/15		13.20	0.26		2.97		3.23	(0.25)	(0.26)	(0.51)	15.92	24.80		24.80		1,379,388		0.52		0.52		1.79		1.79		29
Advisor Class
9/30/19	#	16.89	0.18		1.68		1.86	(0.13)	—	(0.13)	18.62	11.05	[b]	11.05	[b]	21,551		0.63	[c]	0.63	[c]	2.10	[c]	2.09	[c]	19	[b]
3/31/19		14.66	0.18		2.54		2.72	(0.35)	(0.14)	(0.49)	16.89	18.76		18.75		5,366		0.64		0.64		1.19		1.18		34
3/31/18		15.32	0.31		0.25		0.56	(0.26)	(0.96)	(1.22)	14.66	3.31		3.30		1,235		0.65		0.65		1.98		1.98		30
3/31/17		15.44	0.18		0.24		0.42	(0.31)	(0.23)	(0.54)	15.32	2.82		2.80		579		0.56		0.56		1.20		1.18		52
3/31/16	‡	15.38	0.11		0.80		0.91	(0.20)	(0.65)	(0.85)	15.44	6.37	[b]	6.37	[b]	107		0.73	[c]	0.61	[c]	2.47	[c]	2.47	[c]	33
Premier Class
9/30/19	#	16.89	0.17		1.69		1.86	(0.13)	—	(0.13)	18.62	11.03	[b]	11.02	[b]	62,824		0.65	[c]	0.65	[c]	1.98	[c]	1.97	[c]	19	[b]
3/31/19		14.66	0.30		2.41		2.71	(0.34)	(0.14)	(0.48)	16.89	18.72		18.71		77,572		0.66		0.66		1.97		1.96		34
3/31/18		15.32	0.30		0.25		0.55	(0.25)	(0.96)	(1.21)	14.66	3.28		3.27		79,281		0.66		0.66		1.94		1.94		30
3/31/17		15.44	0.25		0.16		0.41	(0.30)	(0.23)	(0.53)	15.32	2.73		2.70		94,236		0.66		0.65		1.66		1.63		52
3/31/16		15.93	0.34		0.14		0.48	(0.32)	(0.65)	(0.97)	15.44	3.54		3.54		85,298		0.66		0.61		2.31		2.31		33
3/31/15		13.21	0.25		2.96		3.21	(0.23)	(0.26)	(0.49)	15.93	24.59		24.59		65,159		0.67		0.67		1.72		1.72		29
Retirement Class
9/30/19	#	17.60	0.18		1.74		1.92	(0.12)	—	(0.12)	19.40	10.93	[b]	10.92	[b]	503,499		0.75	[c]	0.75	[c]	1.96	[c]	1.95	[c]	19	[b]
3/31/19		15.25	0.30		2.51		2.81	(0.32)	(0.14)	(0.46)	17.60	18.67		18.66		424,963		0.76		0.76		1.88		1.87		34
3/31/18		15.90	0.30		0.25		0.55	(0.24)	(0.96)	(1.20)	15.25	3.12		3.11		350,291		0.76		0.76		1.85		1.84		30
3/31/17		16.00	0.25		0.16		0.41	(0.28)	(0.23)	(0.51)	15.90	2.66		2.63		335,327		0.76		0.75		1.58		1.55		52
3/31/16		16.47	0.34		0.14		0.48	(0.30)	(0.65)	(0.95)	16.00	3.42		3.42		317,204		0.76		0.72		2.19		2.19		33
3/31/15		13.64	0.23		3.07		3.30	(0.21)	(0.26)	(0.47)	16.47	24.50		24.50		370,757		0.77		0.77		1.53		1.53		29
Retail Class
9/30/19	#	16.74	0.17		1.67		1.84	(0.12)	—	(0.12)	18.46	11.00	[b]	10.99	[b]	310,640		0.79	[c]	0.79	[c]	1.93	[c]	1.92	[c]	19	[b]
3/31/19		14.54	0.28		2.38		2.66	(0.32)	(0.14)	(0.46)	16.74	18.50		18.49		253,540		0.81		0.81		1.86		1.85		34
3/31/18		15.21	0.28		0.24		0.52	(0.23)	(0.96)	(1.19)	14.54	3.09		3.08		223,112		0.81		0.81		1.79		1.78		30
3/31/17		15.33	0.24		0.14		0.38	(0.27)	(0.23)	(0.50)	15.21	2.59		2.56		225,844		0.82		0.81		1.55		1.52		52
3/31/16		15.82	0.32		0.14		0.46	(0.30)	(0.65)	(0.95)	15.33	3.40		3.40		234,588		0.82		0.77		2.15		2.15		33
3/31/15		13.12	0.22		2.95		3.17	(0.21)	(0.26)	(0.47)	15.82	24.41		24.41		239,535		0.83		0.83		1.49		1.49		29
#	Unaudited
‡	Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[u]	Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The total return and net investment income ratio displayed excludes this item.

20	2019 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2019 Semiannual Report	21

Notes to financial statements (unaudited)

Real Estate Securities Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Real Estate Securities Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Prior to September 30, 2019, Teachers Personal Investors Services, Inc. (“TPIS”) was the distributor of each share class. Effective September 30, 2019, TPIS merged into Nuveen Securities and Nuveen Securities became the distributor of each share class. Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers five share classes: Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be

22	2019 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

considered return of capital distributions or capital gain distributions. In many cases, these estimates are based on data from the prior calendar year end.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts

TIAA-CREF Real Estate Securities Fund ■ 2019 Semiannual Report	23

Notes to financial statements (unaudited)

payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule have been implemented and did not have a material impact on the Fund’s financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there

24	2019 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

continued

is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Equity investments*	$2,766,385,000	$—	$—	$2,766,385,000
Short-term investments	—	27,987,752	—	27,987,752
Total	$2,766,385,000	$27,987,752	$—	$2,794,372,752

* For detailed categories, see the accompanying Portfolio of investments.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of between 0.35% and 0.50% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The investment management fee effective rate is 0.48% as of September 30, 2019. The fee range represents a breakpoint schedule that reduces investment management fees as the Fund’s net assets increase. The Fund has also entered into an

TIAA-CREF Real Estate Securities Fund ■ 2019 Semiannual Report	25

Notes to financial statements (unaudited)

Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of a Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class shares of the Fund compensated Nuveen Securities for providing distribution, promotional, and shareholder services to the Retail Class shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensated Nuveen Securities for providing distribution, promotional, and shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.57% of average daily net assets for the Institutional Class shares; 0.72% of average daily net assets for the Advisor Class shares; 0.72% of average daily net assets for the Premier Class shares; 0.82% of average daily net assets for the Retirement Class shares; and 0.96% of the average daily net assets for the Retail Class shares. The expense reimbursement arrangements will continue through at least July 31, 2020, unless changed with approval of the Board.

Income, reflected in Payment from affiliate on the Statement of Operations, reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended September 30, 2019, these transactions did not materially impact the Fund.

At September 30, 2019, TIAA Access, a registered separate account of TIAA, owned 13% of the Fund’s shares.

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Fund. As of September 30, 2019, one 529 Plan owned 11% of the Real Estate Securities Fund.

26	2019 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

continued

Companies in which the Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. As of September 30, 2019, there were no affiliated investments.

Note 4—investments

Net unrealized appreciation (depreciation): At September 30, 2019, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation	)	Net unrealized appreciation (depreciation	)
$1,958,695,475	$854,285,347	$(18,608,070)		$835,677,277

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Fund for the period ended September 30, 2019 were as follows:

Non-U.S. government purchases	Non-U.S. government sales
$759,717,006	$475,579,003

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended March 31, 2019 were as follows:

	Ordinary income	Long-term capital gains	Total
3/31/2019	$47,026,913	$18,238,613	$65,265,526

The tax character of the fiscal year 2020 distributions will be determined at the end of the fiscal year.

Note 6—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Fund may participate in an inter-fund lending program. This program allows the Fund to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Fund may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In

TIAA-CREF Real Estate Securities Fund ■ 2019 Semiannual Report	27

Notes to financial statements (unaudited)	concluded

addition, the Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended September 30, 2019, there were no inter-fund borrowing or lending transactions.

Note 7—line of credit

The Fund participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 18, 2019 expiring on June 16, 2020, replacing the previous $1.25 billion facility, which expired June 2019. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended September 30, 2019, there were no borrowings under this credit facility by the Fund.

28	2019 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

2019 special meeting (unaudited)

TIAA-CREF Funds

Trustees

On July 17, 2019, at a special meeting of TIAA-CREF Funds participants, the following persons were elected to serve on the Board of Trustees:

Nominee	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent
Forrest Berkley	7,019,429,645.179	98.738	29,336,564.729	0.413	60,384,844.503	0.849
Joseph A. Boateng	7,017,678,997.349	98.713	30,608,382.947	0.431	60,863,674.115	0.856
Janice C. Eberly	7,030,450,351.958	98.893	24,897,324.187	0.350	53,803,378.266	0.757
Nancy A. Eckl	7,031,086,911.078	98.902	23,805,175.211	0.335	54,258,968.122	0.763
Michael A. Forrester	7,012,679,322.201	98.643	34,732,512.165	0.489	61,739,220.046	0.868
Howell E. Jackson	7,015,296,260.772	98.680	33,410,840.029	0.470	60,443,953.610	0.850
Thomas J. Kenny	7,014,459,180.378	98.668	32,601,855.843	0.459	62,090,018.190	0.873
James M. Poterba	7,016,956,092.704	98.703	33,014,873.896	0.464	59,180,087.811	0.832
Maceo K. Sloan	7,016,148,774.432	98.692	32,646,874.224	0.459	60,355,405.754	0.849
Laura T. Starks	7,032,899,556.712	98.927	24,219,056.061	0.341	52,032,441.638	0.732

Joseph A. Boateng was elected to office. Forrest Berkley, Janice C. Eberly, Nancy A. Eckl, Michael A. Forrester, Howell E. Jackson, Thomas J. Kenny, James M. Poterba, Maceo K. Sloan and Laura T. Starks continued in office.

The results above were certified by Computershare Fund Services, Inc., independent tabulator for the TIAA-CREF Funds.

TIAA-CREF Real Estate Securities Fund ■ 2019 Semiannual Report	29

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2019 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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TIAA-CREF Funds	September 30, 2019

TIAA-CREF
Fixed-Income Funds

The semiannual report contains the financial statements (unaudited).

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W
Bond Fund	TIBDX	TIBHX	TIDPX	TIDRX	TIORX	TBBWX
Bond Index Fund	TBIIX	TBIAX	TBIPX	TBIRX	TBILX	TBIWX
Bond Plus Fund	TIBFX	TCBHX	TBPPX	TCBRX	TCBPX	TCBWX
5–15 Year Laddered Tax-Exempt Bond Fund	TITIX	TIXHX	—	—	TIXRX	—
Green Bond Fund	TGRNX	TGRKX	TGRLX	TGRMX	TGROX	—
High-Yield Fund	TIHYX	TIHHX	TIHPX	TIHRX	TIYRX	TIHWX
Inflation-Linked Bond Fund	TIILX	TIIHX	TIKPX	TIKRX	TCILX	TIIWX
Short Duration Impact Bond Fund	TSDJX	TSDHX	TSDFX	TSDDX	TSDBX	—
Short-Term Bond Fund	TISIX	TCTHX	TSTPX	TISRX	TCTRX	TCTWX
Short-Term Bond Index Fund	TNSHX	TTBHX	TPSHX	TESHX	TRSHX	TTBWX
Social Choice Bond Fund	TSBIX	TSBHX	TSBPX	TSBBX	TSBRX	—
Money Market Fund	TCIXX	TMHXX	TPPXX	TIEXX	TIRXX	—

Semiannual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Fixed-Income Funds listed on the cover of this report.

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended September 30, 2019. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of September 30, 2019.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	3

Brad Finkle

Letter to investors

The U.S. bond market delivered solid returns for the six-month period ended September 30, 2019. All market sectors produced gains amid continued economic growth and a reversal in U.S. monetary policy that contributed to declining bond yields (bond yields move in the opposite direction of prices). All eleven of the TIAA-CREF Fixed-Income Funds, as well as the Money Market Fund, generated positive returns for the period.

•	The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 5.4% for the six-month period. For the one-year period ended September 30, 2019, the index advanced 10.3%, exceeding its average annual performance over the past three-, five- and ten-year periods.
•	Institutional Class returns for five of the eleven fixed-income funds exceeded the performances of their respective benchmarks. Please see page 8 for benchmark definitions.
•	Of the six remaining fixed-income funds, two index funds trailed their benchmarks, while the Green Bond Fund slightly lagged its benchmark. The remaining three funds advanced but also underperformed their benchmarks. The Money Market Fund outperformed the iMoneyNet Money Fund AveragesTM—All Government.

Bond markets advanced as yields declined and the economy grew

The U.S. economy continued to grow during the period, driving the unemployment rate to its lowest level in nearly 50 years. But the Federal Reserve, which had raised the federal funds target rate nine times since December 2015, reversed course and lowered the key short-term interest-rate measure to 1.75%–2.00% during the period. Policymakers cited concerns over ongoing trade tensions, slowing economies around the world and low inflation as reasons for the reversal.

Bond yields of all maturities declined over the six months. Yields on shorter-term securities were generally higher than those on longer-term bonds, creating an “inverted yield curve,” which historically has been considered an indication of a potential economic slowdown.

Fixed-income markets advanced across the board for the six months. The strong performance of the Bloomberg Barclays U.S. Aggregate Bond Index reflected impressive gains among longer-term, higher-quality securities. High-yield bonds also generated solid returns, followed by municipal bonds. Shorter-term securities produced more modest gains.

All TIAA-CREF Funds generated positive returns

All of the TIAA-CREF Fixed-Income Funds advanced for the six-month period. Performance for the Institutional Class ranged from 2.1% for the Short-Term Bond Index Fund to 5.5% for the Social Choice Bond Fund.

The Social Choice Bond Fund’s gain outpaced the performance of its benchmark, helped by holdings of corporate, municipal and government agency bonds.

The Bond Fund returned 5.5% for the period to surpass its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s overweight position in corporate bonds contributed most to its relative performance. The Bond Plus Fund and the Bond Index Fund each advanced 5.3%, modestly underperforming the same benchmark.

The Green Bond Fund’s 5.4% return slightly underperformed the Fund’s benchmark, due primarily to the effect of expenses.

4	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

The 5–15 Year Laddered Tax-Exempt Bond Fund returned 4.0% over the six-month period to outpace its benchmark, with overweight positions in the transportation and leasing sectors making the largest contributions.

The High-Yield Fund also gained 4.0%, but it underperformed its benchmark index for the period as certain investment decisions did not perform as anticipated.

The Short Duration Impact Bond Fund returned 2.8% to outpace its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index. The Short-Term Bond Fund, which gained 2.3%, also outperformed the same benchmark. The Short-Term Bond Index Fund, which also tracks this benchmark and seeks to maintain the same characteristics as the index, slightly underperformed.

The Inflation-Linked Bond Fund modestly trailed its benchmark with a gain of 3.0% for the period, primarily due to the effect of expenses. The Money Market Fund returned 1.1%, surpassing the performance of the iMoneyNet average.

A detailed overview of the fixed-income markets during the period appears in our Market Monitor on page 6. A discussion of each fund and its relative performance begins on page 10.

Maintaining consistency in an uncertain environment

The U.S. economy’s continued expansion in 2019 has extended a remarkable decade-long stretch of uninterrupted growth, despite the increasing weight of trade tensions and indications of a slowing global economy. Nevertheless, policymakers and investors have clearly taken notice of the potential for changes in economic trends.

In our view, this is where professional investment management can be beneficial. Historically, one of the most effective, time-tested strategies for managing risk is through a diversified portfolio of assets that do not all move in sync with each other (of course, diversification does not guarantee against market loss). As such, we believe a diversified portfolio that includes professionally managed fixed-income mutual funds can be a prudent investment approach. Regardless of how the markets may fluctuate, staying focused on your long-term goals is always a wise course of action.

For additional assistance, or if you have any questions about your TIAA-CREF fixed-income portfolio, please reach out to your financial advisor or call a TIAA financial consultant at 800-842-2252. We welcome the opportunity to be of service.

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	5

Market monitor

Bond markets registered broad gains as interest rates dipped lower

Global fixed-income markets generally produced gains during the six-month period. Interest rates declined despite continued economic growth and a historically strong labor market. The U.S. economic expansion reached its tenth anniversary, while the unemployment rate fell to a level not seen in nearly 50 years. But the Federal Reserve, which had been gradually tightening monetary policy for three years, reversed course and lowered rates twice during the period. Yields on bonds declined as policymakers and investors grew more cautious about global economic factors that could potentially impede the pace of growth. Investment-grade fixed-rate bonds, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 5.4% during the six-month period.

High-yield debt securities continued to appeal to investors willing to take on greater risk in return for potentially higher yields. U.S. high-yield bonds, as measured by the ICE BofAML BB-B U.S. Cash Pay High Yield Constrained Index, returned 4.5% for the period. Municipal bonds, as represented by the Bloomberg Barclays 10-Year Municipal Bond Index, advanced 3.6%. The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index gained 3.2%, while shorter-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index, returned 2.2%.

U.S. economy expanded, jobless rate lowest since 1969

Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, expanded at an annualized rate of 2.0% in the second quarter of 2019—a slower pace of growth than that recorded in the previous three months. The deceleration in

Bond yields fall as the yield curve inverts

U.S. Treasury yields: March 31, 2019 vs. September 30, 2019

Source: U.S. Department of the Treasury

real GDP reflected downturns in private inventory investment, exports and nonresidential fixed investment. The U.S. unemployment rate declined from 3.6% in April to 3.5% in September. The economy added 136,000 jobs in September, showing continued steady employment growth.

Core inflation, which includes all items except food and energy, increased to an annualized rate of 2.4% in September. The price of West Texas Intermediate crude oil declined during the period, falling from nearly $62 per barrel on April 1, 2019, to $54 per barrel on September 30, 2019.

The broad U.S. stock market, as measured by the Russell 3000® Index, gained 5.3% for the period. Yields on U.S. Treasury bonds of all maturities declined during the period, boosting fixed-income returns (bond yields move in the opposite direction of prices). At times during the period, yields on shorter-term Treasuries exceeded those on longer-term bonds, creating an “inverted yield curve” that some consider a signal of a potential economic slowdown.

Fed lowered rates in July and September

The Fed lowered the federal funds target rate twice during the period—in July and September—reducing the key short-term interest-rate measure to 1.75%–2.00%. Previously, the Fed had increased the federal funds target rate nine times since December 2015 in response to a growing economy. Policymakers said they reversed course due to “uncertainty about the economic outlook” created by slowing global economic growth, ongoing trade tensions between China and the United States and low inflationary pressures.

In September, the European Central Bank lowered the interest rates on deposits it offers to banks to –0.50%—its first interest-rate cut since 2016. The ECB also announced plans to start buying more than $20 billion of bonds on a monthly basis, beginning in November 2019. The Bank of England left its benchmark rate unchanged but repeated warnings that uncertainty over Great Britain’s exit from the European Union could hurt economic growth.

6	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-PORT or Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, TIAA-CREF Funds’ ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	7

About the funds’ benchmarks

The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

The ICE BofAML BB-B U.S. Cash Pay High Yield Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. BofA Merrill Lynch uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Bloomberg Barclays 10-Year Municipal Bond Index measures the performance of intermediate- and longer-term tax-exempt bonds. Bonds in the index must be rated investment grade (Baa3/BBB- or higher), have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

The Bloomberg Barclays MSCI U.S. Green Bond Index measures the performance of the U.S. market for fixed-income securities issued to fund projects with direct environmental benefits.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: ICE Data Indices, LLC (“ICE DATA”), is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY PROVIDERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND TIAA-CREF FUNDS, OR ANY OF ITS PRODUCTS OR SERVICES.

8	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2019–September 30, 2019).

Actual expenses

The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	9

Bond Fund

Expense example

Six months ended September 30, 2019

Bond Fund	Beginning account value (4/1/19)	Ending account value (9/30/19)	Expenses paid during period* (4/1/19– 9/30/19)
Actual return
Institutional Class	$1,000.00	$1,054.73	$1.54
Advisor Class	1,000.00	1,052.98	2.26
Premier Class	1,000.00	1,052.92	2.31
Retirement Class	1,000.00	1,052.69	2.82
Retail Class	1,000.00	1,052.54	3.03
Class W	1,000.00	1,056.29	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.50	1.52
Advisor Class	1,000.00	1,022.80	2.23
Premier Class	1,000.00	1,022.75	2.28
Retirement Class	1,000.00	1,022.25	2.78
Retail Class	1,000.00	1,022.05	2.98
Class W	1,000.00	1,025.00	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.30% for the Institutional Class, 0.44% for the Advisor Class, 0.45% for the Premier Class, 0.55% for the Retirement Class, 0.59% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 9/30/2019
Corporate bonds	28.0
Mortgage-backed securities	23.1
U.S. Treasury securities	14.6
Foreign government & corporate bonds denominated in U.S. dollars	10.3
Commercial mortgage-backed securities	7.5
Asset-backed securities	6.7
Municipal bonds	5.2
Bank loan obligations	1.0
U.S. agency securities	0.5
Short-term investments, other assets & liabilities, net	3.1
Total	100.0

Performance for the six months ended September 30, 2019

The Bond Fund returned 5.47% for the Institutional Class, compared with the 5.42% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2019, the Fund returned 10.34%, versus 10.30% for the index. The performance table shows returns for all share classes of the Fund.

Fed eases amid continued economic growth

The U.S. economy continued to grow throughout the six-month period, extending its decade-long expansion. In September, employers added 136,000 nonfarm jobs, and the unemployment rate declined to 3.5%—its lowest level in nearly half a century. The powerful labor market generally lifted wages; however, real gross domestic product (GDP) decelerated to an annualized rate of 2.0% in the second quarter of 2019. Core inflation, which measures all items except food and energy, rose to an annualized rate of 2.4% in September. The price of crude oil fell from nearly $62 per barrel to $54 during the six months.

Despite continued economic growth, the Federal Reserve reversed course after a long period of gradual monetary tightening and lowered the federal funds target rate twice during the period. The Fed took action in July and September, reducing the key short-term interest-rate measure to 1.75%–2.00%. Policymakers had previously increased the federal funds target rate on nine occasions since December 2015. The Fed cited slower growth internationally, ongoing trade tensions between China and the United States and low inflationary pressures as principle reasons for easing rates.

All major fixed-income markets generated positive results for the six months. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade fixed-rate bond market, performed best, followed by gains in high-yield and municipal bonds.

Corporate bonds and U.S. Treasuries drove the benchmark’s performance

All of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the six months. Corporate bonds, which made up nearly one-quarter of the index at period-end, returned 7.7%. Corporates continued to benefit from economic growth in the United States, as well as solid earnings and a higher risk appetite (in exchange for higher yields) among investors. U.S. Treasuries, the benchmark’s largest sector at 39.4%, returned 5.5%. Mortgage-backed securities (MBS), the second-largest sector in the index with a weighting of 26.9%, gained 3.4%. Smaller sectors, including municipals, government credit securities and commercial mortgage-backed securities also delivered strong gains, returning 13.7%, 6.2% and 5.2%, respectively.

Fund modestly outperformed its benchmark

The Fund slightly outperformed its benchmark during the six-month period. Positive security selection and an overweight position in corporate bonds made the largest contribution to the Fund’s relative performance. The Fund’s underweight to MBS, which lagged other sectors, was also beneficial.

By contrast, the Fund’s underweight to U.S. Treasuries hurt as the sector rallied substantially amid falling interest rates. The Fund’s allocation to asset-backed securities also hurt because this sector, while showing a positive return, underperformed for the period.

10	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2019

Bond Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	7/1/99	5.47%	10.34%	3.89%		4.36%		0.30%	0.30%
Advisor Class	12/4/15	5.30	10.07	3.82	†	4.33	†	0.44	0.44
Premier Class	9/30/09	5.29	10.17	3.71		4.20		0.45	0.45
Retirement Class	3/31/06	5.27	10.04	3.61		4.09		0.55	0.55
Retail Class	3/31/06	5.25	10.00	3.56		4.06		0.60	0.60
Class W	9/28/18	5.63	10.67	3.95	†	4.39	†	0.30	0.00
Bloomberg Barclays U.S. Aggregate Bond Index	—	5.42	10.30	3.38		3.75		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2019
Less than 1 year	3.5
1–3 years	20.0
3–5 years	19.5
5–10 years	40.7
Over 10 years	16.3
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 9/30/2019
U.S. Treasury & U.S. agency securities*	37.0
Aaa/AAA	8.9
Aa/AA	8.6
A/A	15.0
Baa/BBB	24.6
Ba/BB	2.5
B/B	1.7
Below B/B	0.3
Non-rated	1.4
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2019
Net assets	$6.99 billion
Portfolio turnover rate*	68%
Portfolio turnover rate, excluding mortgage dollar-roll transactions*	62%
Number of issues	1,637
Option-adjusted duration‡	5.61 years
Average maturity§	7.79 years

*	The portfolio turnover rate covers the six-month period from April 1, 2019–September 30, 2019, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	11

Bond Index Fund

Expense example

Six months ended September 30, 2019

Bond Index Fund	Beginning account value (4/1/19)	Ending account value (9/30/19)	Expenses paid during period* (4/1/19– 9/30/19)
Actual return
Institutional Class	$1,000.00	$1,053.09	$0.62
Advisor Class	1,000.00	1,052.57	1.13
Premier Class	1,000.00	1,052.31	1.39
Retirement Class	1,000.00	1,051.75	1.90
Retail Class	1,000.00	1,051.44	2.21
Class W	1,000.00	1,053.70	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.40	0.61
Advisor Class	1,000.00	1,023.90	1.11
Premier Class	1,000.00	1,023.65	1.37
Retirement Class	1,000.00	1,023.15	1.87
Retail Class	1,000.00	1,022.85	2.17
Class W	1,000.00	1,025.00	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.12% for the Institutional Class, 0.22% for the Advisor Class, 0.27% for the Premier Class, 0.37% for the Retirement Class, 0.43% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 9/30/2019
U.S. Treasury securities	39.8
Mortgage-backed securities	26.3
Corporate bonds	20.8
Foreign government & corporate bonds denominated in U.S. dollars	8.3
Commercial mortgage-backed securities	1.6
U.S. agency securities	1.2
Asset-backed securities	0.8
Municipal bonds	0.7
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Performance for the six months ended September 30, 2019

The Bond Index Fund returned 5.31% for the Institutional Class, compared with the 5.42% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2019, the Fund returned 10.19%, versus 10.30% for the index. The performance table shows returns for all share classes of the Fund.

Fed eases amid continued economic growth

The U.S. economy continued to grow throughout the six-month period, extending its decade-long expansion. In September, employers added 136,000 nonfarm jobs, and the unemployment rate declined to 3.5%—its lowest level in nearly half a century. The powerful labor market generally lifted wages; however, real gross domestic product (GDP) decelerated to an annualized rate of 2.0% in the second quarter of 2019. Core inflation, which measures all items except food and energy, rose to an annualized rate of 2.4% in September. The price of crude oil fell from nearly $62 per barrel to $54 during the six months.

Despite continued economic growth, the Federal Reserve reversed course after a long period of gradual monetary tightening and lowered the federal funds target rate twice during the period. The Fed took action in July and September, reducing the key short-term interest-rate measure to 1.75%–2.00%. Policymakers had previously increased the federal funds target rate on nine occasions since December 2015. The Fed cited slower growth internationally, ongoing trade tensions between China and the United States and low inflationary pressures as principle reasons for easing rates.

All major fixed-income markets generated positive results for the six months. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade fixed-rate bond market, performed best, followed by gains in high-yield and municipal bonds.

Corporate bonds and U.S. Treasuries drove the benchmark’s performance

All of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the six months. Corporate bonds, which made up nearly one-quarter of the index at period-end, returned 7.7%. Corporates continued to benefit from economic growth in the United States, as well as solid earnings and a higher risk appetite (in exchange for higher yields) among investors. U.S. Treasuries, the benchmark’s largest sector at 39.4%, returned 5.5%. Mortgage-backed securities, the second-largest sector in the index with a weighting of 26.9%, gained 3.4%. Smaller sectors, including municipals, government credit securities and commercial mortgage-backed securities also delivered strong gains, returning 13.7%, 6.2% and 5.2%, respectively.

Fund trailed its benchmark

The Fund underperformed its benchmark during the six-month period. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund seeks to maintain the overall characteristics of its benchmark. The Fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. During the period, this portfolio had sector returns that were similar to its benchmark, enabling it to resemble the index’s performance.

Throughout the period, the Fund’s managers kept the Fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy helped the Fund’s risk and reward characteristics to more closely resemble those of its benchmark.

12	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2019

Bond Index Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	9/14/09	5.31%	10.19%	3.25%		3.58%		0.11%	0.11%
Advisor Class	12/4/15	5.26	10.08	3.18	†	3.54	†	0.22	0.22
Premier Class	9/30/09	5.23	10.13	3.10		3.42		0.26	0.26
Retirement Class	9/14/09	5.18	10.01	3.01		3.33		0.36	0.36
Retail Class	9/14/09	5.14	9.94	2.91		3.24		0.44	0.44
Class W	9/28/18	5.37	10.31	3.27	†	3.59	†	0.11	0.00
Bloomberg Barclays U.S. Aggregate Bond Index	—	5.42	10.30	3.38		3.75		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2019
Less than 1 year	1.9
1–3 years	22.5
3–5 years	32.2
5–10 years	25.9
Over 10 years	17.5
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 9/30/2019
U.S. Treasury & U.S. agency securities*	67.3
Aaa/AAA	4.5
Aa/AA	3.5
A/A	11.0
Baa/BBB	13.6
Non-rated	0.1
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2019
Net assets	$16.50 billion
Portfolio turnover rate*	8%
Number of issues	7,155
Option-adjusted duration‡	5.72 years
Average maturity§	7.89 years

*	The portfolio turnover rate covers the six-month period from April 1, 2019–September 30, 2019, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	13

Bond Plus Fund

Expense example

Six months ended September 30, 2019

Bond Plus Fund	Beginning account value (4/1/19)	Ending account value (9/30/19)	Expenses paid during period* (4/1/19– 9/30/19)
Actual return
Institutional Class	$1,000.00	$1,053.03	$1.54
Advisor Class	1,000.00	1,051.67	1.95
Premier Class	1,000.00	1,051.27	2.31
Retirement Class	1,000.00	1,050.68	2.82
Retail Class	1,000.00	1,050.34	3.13
Class W	1,000.00	1,053.60	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.50	1.52
Advisor Class	1,000.00	1,023.10	1.92
Premier Class	1,000.00	1,022.75	2.28
Retirement Class	1,000.00	1,022.25	2.78
Retail Class	1,000.00	1,021.95	3.08
Class W	1,000.00	1,025.00	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.30% for the Institutional Class, 0.38% for the Advisor Class, 0.45% for the Premier Class, 0.55% for the Retirement Class, 0.61% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 9/30/2019
Mortgage-backed securities	25.7
Corporate bonds	24.7
U.S. Treasury securities	14.1
Foreign government & corporate bonds denominated in U.S. dollars	13.0
Commercial mortgage-backed securities	7.1
Asset-backed securities	6.9
Municipal bonds	4.2
Bank loan obligations	1.8
Short-term investments, other assets & liabilities, net	2.5
Total	100.0

Performance for the six months ended September 30, 2019

The Bond Plus Fund returned 5.30% for the Institutional Class, compared with the 5.42% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2019, the Fund returned 10.11%, versus 10.30% for the index. The performance table shows returns for all share classes of the Fund.

Fed eases amid continued economic growth

The U.S. economy continued to grow throughout the six-month period, extending its decade-long expansion. In September, employers added 136,000 nonfarm jobs, and the unemployment rate declined to 3.5%—its lowest level in nearly half a century. The powerful labor market generally lifted wages; however, real gross domestic product (GDP) decelerated to an annualized rate of 2.0% in the second quarter of 2019. Core inflation, which measures all items except food and energy, rose to an annualized rate of 2.4% in September. The price of crude oil fell from nearly $62 per barrel to $54 during the six months.

Despite continued economic growth, the Federal Reserve reversed course after a long period of gradual monetary tightening and lowered the federal funds target rate twice during the period. The Fed took action in July and September, reducing the key short-term interest-rate measure to 1.75%–2.00%. Policymakers had previously increased the federal funds target rate on nine occasions since December 2015. The Fed cited slower growth internationally, ongoing trade tensions between China and the United States and low inflationary pressures as principle reasons for easing rates.

All major fixed-income markets generated positive results for the six months. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade fixed-rate bond market, performed best, followed by gains in high-yield and municipal bonds.

Corporate bonds and U.S. Treasuries drove the benchmark’s performance

All of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the six months. Corporate bonds, which made up nearly one-quarter of the index at period-end, returned 7.7%. Corporates continued to benefit from economic growth in the United States, as well as solid earnings and a higher risk appetite (in exchange for higher yields) among investors. U.S. Treasuries, the benchmark’s largest sector at 39.4%, returned 5.5%. Mortgage-backed securities (MBS), the second-largest sector in the index with a weighting of 26.9%, gained 3.4%. Smaller sectors, including municipals, government credit securities and commercial mortgage-backed securities also delivered strong gains, returning 13.7%, 6.2% and 5.2%, respectively.

Fund trailed its benchmark

The Fund lagged its benchmark during the six-month period. The primary reason was the Fund’s underweight position in the U.S. Treasury sector, which rallied substantially amid falling interest rates. The Fund’s allocation to asset-backed securities also hurt because this sector, while showing a positive return, underperformed for the period.

By contrast, an overweight position in the strong-performing corporate sector—as well as security selection within this category—contributed positively to the Fund’s relative performance. The Fund’s slight underweight to the underperforming MBS sector was also beneficial.

14	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2019

Bond Plus Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	3/31/06	5.30%	10.11%	3.98%		4.85%		0.30%	0.30%
Advisor Class	12/4/15	5.17	9.94	3.93	†	4.82	†	0.35	0.35
Premier Class	9/30/09	5.13	9.85	3.81		4.68		0.45	0.45
Retirement Class	3/31/06	5.07	9.83	3.72		4.59		0.55	0.55
Retail Class	3/31/06	5.03	9.77	3.65		4.54		0.62	0.62
Class W	9/28/18	5.36	10.44	4.04	†	4.88	†	0.31	0.00
Bloomberg Barclays U.S. Aggregate Bond Index	—	5.42	10.30	3.38		3.75		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2019
Less than 1 year	7.4
1–3 years	14.7
3–5 years	21.7
5–10 years	40.0
Over 10 years	16.2
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 9/30/2019
U.S. Treasury & U.S. agency securities*	38.5
Aaa/AAA	6.6
Aa/AA	5.9
A/A	13.8
Baa/BBB	21.7
Ba/BB	5.7
B/B	4.1
Below B/B	0.9
Non-rated	2.8
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2019
Net assets	$4.81 billion
Portfolio turnover rate*	47%
Portfolio turnover rate, excluding mortgage dollar-roll transactions*	41%
Number of issues	1,614
Option-adjusted duration‡	5.41 years
Average maturity§	7.75 years

*	The portfolio turnover rate covers the six-month period from April 1, 2019–September 30, 2019, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	15

5–15 Year Laddered Tax-Exempt Bond Fund

Expense example

Six months ended September 30, 2019

5–15 Year Laddered Tax-Exempt Bond Fund	Beginning account value (4/1/19)	Ending account value (9/30/19)	Expenses paid during period* (4/1/19– 9/30/19)
Actual return
Institutional Class	$1,000.00	$1,039.51	$1.53
Advisor Class	1,000.00	1,039.18	1.89
Retail Class	1,000.00	1,038.06	2.96
5% annual hypothetical return
Institutional Class	1,000.00	1,023.50	1.52
Advisor Class	1,000.00	1,023.15	1.87
Retail Class	1,000.00	1,022.10	2.93

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.30% for the Institutional Class, 0.37% for the Advisor Class and 0.58% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 9/30/2019
Municipal bonds	94.4
Short-term investments, other assets & liabilities, net	5.6
Total	100.0

Performance for the six months ended September 30, 2019

The 5–15 Year Laddered Tax-Exempt Bond Fund returned 3.95% for the Institutional Class, compared with the 3.60% return of its benchmark, the Bloomberg Barclays 10-Year Municipal Bond Index. For the one-year period ended September 30, 2019, the Fund returned 9.08%, versus 9.09% for the index. The performance table shows returns for all share classes of the Fund.

Fed eases amid continued economic growth

The U.S. economy continued to grow throughout the six-month period, extending its decade-long expansion. In September, employers added 136,000 nonfarm jobs, and the unemployment rate declined to 3.5%—its lowest level in nearly half a century. The powerful labor market generally lifted wages; however, real gross domestic product (GDP) decelerated to an annualized rate of 2.0% in the second quarter of 2019. Core inflation, which measures all items except food and energy, rose to an annualized rate of 2.4% in September. The price of crude oil fell from nearly $62 per barrel to $54 during the six months.

Despite continued economic growth, the Federal Reserve reversed course after a long period of gradual monetary tightening and lowered the federal funds target rate twice during the period. The Fed took action in July and September, reducing the key short-term interest-rate measure to 1.75%–2.00%. Policymakers had previously increased the federal funds target rate on nine occasions since December 2015. The Fed cited slower growth internationally, ongoing trade tensions between China and the United States and low inflationary pressures as principle reasons for easing rates.

All major fixed-income markets generated positive results for the six months. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade fixed-rate bond market, performed best, followed by gains in high-yield and municipal bonds.

All benchmark sectors advanced

All of the sectors in the Bloomberg Barclays 10-Year Municipal Bond Index generated gains for the six-month period. Among the best performers, the industrial revenue and leasing sectors each advanced 4.2%. State municipals, the benchmark’s largest sector by market capitalization at period-end, returned 3.7%. The index’s next two largest sectors—transportation and local municipals—both posted gains of 3.6%. The housing sector produced the weakest results with a gain of 3.2%.

On September 30, 2019, higher-rated 10-year AAA municipal bonds yielded 1.47%, compared with a 1.68% yield on the 10-year U.S. Treasury bond. New municipal issuance during the six-month period was $192 billion, up from $150 billion for the prior period, from October 1, 2018, through March 31, 2019.

Fund’s solid gain outpaced benchmark results

For the six-month period, the Fund outperformed its benchmark, primarily due to security selection in the local, special tax and transportation sectors. The Fund’s relative performance also benefited from yield curve positioning in the transportation, leasing and health care sectors.

By contrast, the Fund’s yield curve positioning in the state securities sector (in which the Fund was underweighted) detracted most from relative performance, followed by positions in the water and sewer and special tax sectors.

16	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2019

5–15 Year Laddered Tax- Exempt Bond Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	3/31/06	3.95%	9.08%	3.33%		3.70%		0.33%	0.30%
Advisor Class	12/4/15	3.92	9.00	3.30	†	3.68	†	0.43	0.41
Retail Class	3/31/06	3.81	8.77	3.05		3.43		0.61	0.59
Bloomberg Barclays 10-Year Municipal Bond Index	—	3.60	9.09	3.80		4.42		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2019
Less than 1 year	1.2
1–3 years	2.9
3–5 years	6.5
5–10 years	46.0
Over 10 years	43.4
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 9/30/2019
Aaa/AAA	0.2
Aa/AA	17.9
A/A	48.7
Baa/BBB	18.9
Ba/BB	4.1
B/B	0.4
Non-rated	9.8
Total	100.0

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2019
Net assets	$281.82 million
Portfolio turnover rate*	9%
Number of issues	240
Option-adjusted duration‡	5.23 years
Average maturity§	9.58 years

*	The portfolio turnover rate covers the six-month period from April 1, 2019–September 30, 2019, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	17

Green Bond Fund

Expense example

Six months ended September 30, 2019

Green Bond Fund	Beginning account value (4/1/19)	Ending account value (9/30/19)	Expenses paid during period* (4/1/19– 9/30/19)
Actual return
Institutional Class	$1,000.00	$1,053.88	$2.31
Advisor Class	1,000.00	1,053.86	2.31
Premier Class	1,000.00	1,053.10	3.08
Retirement Class	1,000.00	1,053.01	3.18
Retail Class	1,000.00	1,052.70	3.54
5% annual hypothetical return
Institutional Class	1,000.00	1,022.75	2.28
Advisor Class	1,000.00	1,022.75	2.28
Premier Class	1,000.00	1,022.00	3.03
Retirement Class	1,000.00	1,021.90	3.13
Retail Class	1,000.00	1,021.55	3.49

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.45% for the Institutional Class, 0.45% for the Advisor Class, 0.60% for the Premier Class, 0.62% for the Retirement Class and 0.69% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 9/30/2019
Foreign government & corporate bonds denominated in U.S. dollars	33.9
Corporate bonds	29.0
Commercial mortgage-backed securities	12.5
Municipal bonds	7.0
Asset-backed securities	6.9
U.S. agency securities	4.5
Bank loan obligations	3.6
Preferred stock	0.8
Short-term investments, other assets & liabilities, net	1.8
Total	100.0

Performance for the six months ended September 30, 2019

The Green Bond Fund returned 5.39% for the Institutional Class, compared with the 5.43% return of its benchmark, the Bloomberg Barclays MSCI U.S. Green Bond Index. Since the Fund’s inception on November 16, 2018, the Fund returned 10.36%, versus 11.32% for the index. The performance table shows returns for all share classes of the Fund.

Fed eases amid continued economic growth

The U.S. economy continued to grow throughout the six-month period, extending its decade-long expansion. In September, employers added 136,000 nonfarm jobs, and the unemployment rate declined to 3.5%—its lowest level in nearly half a century. The powerful labor market generally lifted wages; however, real gross domestic product (GDP) decelerated to an annualized rate of 2.0% in the second quarter of 2019. Core inflation, which measures all items except food and energy, rose to an annualized rate of 2.4% in September. The price of crude oil fell from nearly $62 per barrel to $54 during the six months.

Despite continued economic growth, the Federal Reserve reversed course after a long period of gradual monetary tightening and lowered the federal funds target rate twice during the period. The Fed took action in July and September, reducing the key short-term interest-rate measure to 1.75%–2.00%. Policymakers had previously increased the federal funds target rate on nine occasions since December 2015. The Fed cited slower growth internationally, ongoing trade tensions between China and the United States and low inflationary pressures as principle reasons for easing rates.

All major fixed-income markets generated positive results for the six months. The Bloomberg Barclays MSCI U.S. Green Bond Index modestly outpaced the 5.42% return of the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade fixed-rate bond market. High-yield and municipal bonds also posted gains.

Corporate bonds drove the benchmark’s performance

All of the sectors in the Bloomberg Barclays MSCI U.S. Green Bond Index posted positive returns for the six months. Corporate bonds, the largest sector making up almost one-half of the index at period-end, returned 6.5%. Corporates continued to benefit from economic growth in the United States, as well as from healthy earnings and a higher risk appetite (in exchange for higher yields) among investors. Government credit securities, the second-largest sector in the index with a weighting of 32.7%, gained 4.8%. Government agency bonds, the benchmark’s third-largest sector at 17.8%, advanced 3.9%. Commercial mortgage-backed securities (CMBS), a smaller sector, delivered a strong gain of 6.6%.

Fund posted solid returns but trailed its benchmark

The Fund slightly underperformed its benchmark for the six-month period, primarily due to the effect of expenses. Fund positions in the government credit sector detracted most, followed by holdings in government agency bonds. The Fund’s overall yield curve positioning—how it was invested across different bond maturities—limited its relative performance.

On the positive side, an overweight position in corporate bonds and security selection in CMBS contributed most to the Fund’s relative performance. Fund holdings in asset-backed securities were also beneficial, as was an out-of-benchmark position in the municipals sector.

18	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2019

Green Bond Fund		Total return			Annual operating expenses*
	Inception date	6 months	since inception		gross	net
Institutional Class	11/16/18	5.39%	10.36%		1.05%	0.45%
Advisor Class	11/16/18	5.39	10.29		1.15	0.53
Premier Class	11/16/18	5.31	10.21		1.19	0.60
Retirement Class	11/16/18	5.30	10.20		1.30	0.70
Retail Class	11/16/18	5.27	10.13		1.53	0.80
Bloomberg Barclays MSCI U.S. Green Bond Index	—	5.43	11.32	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
‡	Performance is calculated from the inception date of the Institutional Class.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2019
Less than 1 year	9.2
1–3 years	8.9
3–5 years	23.4
5–10 years	36.3
Over 10 years	22.2
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 9/30/2019
U.S. Treasury & U.S. agency securities*	4.6
Aaa/AAA	19.6
Aa/AA	15.3
A/A	24.6
Baa/BBB	14.4
Ba/BB	8.8
B/B	1.5
Below B/B	1.4
Non-rated	9.8
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2019
Net assets	$30.75 million
Portfolio turnover rate*	17%
Number of issues	75
Option-adjusted duration‡	5.81 years
Average maturity§	8.70 years

*	The portfolio turnover rate covers the six-month period from April 1, 2019–September 30, 2019, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	19

High-Yield Fund

Expense example

Six months ended September 30, 2019

High-Yield Fund	Beginning account value (4/1/19)	Ending account value (9/30/19)	Expenses paid during period* (4/1/19– 9/30/19)
Actual return
Institutional Class	$1,000.00	$1,039.69	$1.78
Advisor Class	1,000.00	1,040.13	2.40
Premier Class	1,000.00	1,039.96	2.55
Retirement Class	1,000.00	1,039.45	3.06
Retail Class	1,000.00	1,039.26	3.21
Class W	1,000.00	1,041.50	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.25	1.77
Advisor Class	1,000.00	1,022.65	2.38
Premier Class	1,000.00	1,022.50	2.53
Retirement Class	1,000.00	1,022.00	3.03
Retail Class	1,000.00	1,021.85	3.18
Class W	1,000.00	1,025.00	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.35% for the Institutional Class, 0.47% for the Advisor Class, 0.50% for the Premier Class, 0.60% for the Retirement Class, 0.63% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 9/30/2019
Corporate bonds	75.4
Foreign government & corporate bonds denominated in U.S. dollars	10.9
Bank loan obligations	6.2
Common stocks & rights	0.9
Short-term investments, other assets & liabilities, net	6.6
Total	100.0

Performance for the six months ended September 30, 2019

The High-Yield Fund returned 3.97% for the Institutional Class, compared with the 4.53% return of its benchmark, the ICE BofAML BB-B U.S. Cash Pay High Yield Constrained Index. For the one-year period ended September 30, 2019, the Fund returned 6.58%, versus 7.87% for the index. The performance table shows returns for all share classes of the Fund.

High-yield bonds posted gains amid economic growth and declining oil prices

The U.S. economy continued to grow throughout the six-month period. In September, employers added 136,000 nonfarm jobs, while unemployment declined to 3.5%—its lowest level in nearly half a century. The powerful labor market generally lifted wages; however, real gross domestic product (GDP) decelerated to an annualized rate of 2.0% in the second quarter of 2019. Core inflation, which measures all items except food and energy, rose to an annualized rate of 2.4% in September. The price of crude oil fell from nearly $62 per barrel to $54 during the six months. The movement of oil prices can be influential due to the large representation of energy companies in the high-yield sector.

The Federal Reserve reversed course after a long period of gradual monetary tightening and lowered the federal funds target rate twice during the period, reducing the key short-term interest-rate measure to 1.75%–2.00%. Slower growth internationally, ongoing trade tensions between China and the United States and low inflationary pressures were the principle reasons cited.

For the six-month period, high-yield bonds trailed the 5.42% return of the broad U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index.

Most sectors produced positive returns

For the six months, most high-yield bond sectors advanced. Property & casualty insurance, one of the benchmark’s smallest sectors on September 30, 2019, was the best performer, gaining 19.1%. Oil field equipment & services was the worst performer, returning –8.0%.

With respect to credit quality, high-yield bonds had mixed performance, with higher-rated tiers surpassing those with lower ratings at period-end. Bonds rated “BB” and “B” gained 5.3% and 3.4%, respectively. Lower-quality bonds (those rated “CCC” and below) suffered a loss at –1.9%. New high-yield debt issuance totaled more than $131 billion for the six months, up substantially from the nearly $91 billion for the same period in 2018, as volumes were particularly sizable in June and September. The U.S. issuer-weighted speculative grade default rate declined to 3.2% on September 30, 2019, from 3.3% (revised from 3.1%) a year earlier, according to Moody’s Investors Service.

Fund produced gains but trailed its benchmark

For the six-month period, the Fund rose but trailed its benchmark as certain investment decisions did not perform as anticipated. Holdings in the energy sector detracted most from the Fund’s relative performance as oil & gas producers struggled amid declining oil prices. Overweight positions in natural gas distributor Antero Midstream, Chesapeake Energy and Southwestern Energy also hurt relative returns.

These negative effects were partly offset by an overweight position in PetSmart as the retail pet supply chain produced sizable gains for the period. Overweight positions in cable television provider DISH, office space provider WeWork and telecommunication services provider Vodafone Group also benefited the Fund’s relative performance.

20	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2019

High-Yield Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	3/31/06	3.97%	6.58%	5.20%		7.41%		0.36%	0.36%
Advisor Class	12/4/15	4.01	6.57	5.12	†	7.37	†	0.47	0.47
Premier Class	9/30/09	4.00	6.53	5.07		7.27		0.51	0.51
Retirement Class	3/31/06	3.95	6.42	4.94		7.16		0.61	0.61
Retail Class	3/31/06	3.93	6.39	4.92		7.14		0.63	0.63
Class W	9/28/18	4.15	6.95	5.27	†	7.45	†	0.36	0.00
ICE BofAML BB-B U.S. Cash Pay High Yield Constrained Index	—	4.53	7.87	5.49		7.62		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 9/30/2019
Less than 1 year	1.0
1–3 years	6.6
3–5 years	22.6
5–10 years	64.5
Over 10 years	5.3
Total	100.0

Holdings by credit quality
% of fixed-income investments (excluding short-term investments) as of 9/30/2019
Baa/BBB	0.5
Ba/BB	44.0
B/B	48.6
Below B/B	5.7
Non-rated	1.2
Total	100.0

Credit quality ratings are based on the ICE BofA Merrill Lynch Index composite ratings methodology, which is a simple average of ratings from Moody’s, Standard & Poor’s and Fitch. If only two of the designated agencies rate a bond, the composite rating is based on an average of the two. Likewise, if only one of the designated agencies rates a bond, the composite rating is based on that one rating.

Fund profile

as of 9/30/2019
Net assets	$3.81 billion
Portfolio turnover rate*	17%
Number of issues	432
Option-adjusted duration‡	2.97 years
Average maturity§	6.39 years

*	The portfolio turnover rate covers the six-month period from April 1, 2019–September 30, 2019, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	21

Inflation-Linked Bond Fund

Expense example

Six months ended September 30, 2019

Inflation-Linked Bond Fund	Beginning account value (4/1/19)	Ending account value (9/30/19)	Expenses paid during period* (4/1/19– 9/30/19)
Actual return
Institutional Class	$1,000.00	$1,030.31	$1.22
Advisor Class	1,000.00	1,029.99	1.67
Premier Class	1,000.00	1,030.05	1.98
Retirement Class	1,000.00	1,029.02	2.49
Retail Class	1,000.00	1,028.73	2.79
Class W	1,000.00	1,032.15	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.80	1.21
Advisor Class	1,000.00	1,023.35	1.67
Premier Class	1,000.00	1,023.05	1.97
Retirement Class	1,000.00	1,022.55	2.48
Retail Class	1,000.00	1,022.25	2.78
Class W	1,000.00	1,025.00	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.24% for the Institutional Class, 0.33% for the Advisor Class, 0.39% for the Premier Class, 0.49% for the Retirement Class, 0.55% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 9/30/2019
U.S. Treasury securities	97.2
U.S. agency securities	1.2
Mortgage-backed securities	0.8
Foreign government & corporate bonds denominated in U.S. dollars	0.1
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Performance for the six months ended September 30, 2019

The Inflation-Linked Bond Fund returned 3.03% for the Institutional Class, compared with the 3.15% return of its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. For the one-year period ended September 30, 2019, the Fund returned 5.60%, versus 5.75% for the index. The performance table shows returns for all share classes of the Fund.

Fed eases amid continued economic growth

The U.S. economy continued to grow throughout the six-month period, extending its decade-long expansion. In September, employers added 136,000 nonfarm jobs, and the unemployment rate declined to 3.5%—its lowest level in nearly half a century. The powerful labor market generally lifted wages; however, real gross domestic product (GDP) decelerated to an annualized rate of 2.0% in the second quarter of 2019. Core inflation, which measures all items except food and energy, rose to an annualized rate of 2.4% in September. The price of crude oil fell from nearly $62 per barrel to $54 during the six months.

Despite continued economic growth, the Federal Reserve reversed course after a long period of gradual monetary tightening and lowered the federal funds target rate twice during the period. The Fed took action in July and September, reducing the key short-term interest-rate measure to 1.75%–2.00%. Policymakers had previously increased the federal funds target rate on nine occasions since December 2015. The Fed cited slower growth internationally, ongoing trade tensions between China and the United States and low inflationary pressures as principle reasons for easing rates.

All major fixed-income markets generated positive results for the six months. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade fixed-rate bond market, performed best at 5.42%, followed by gains in high-yield and municipal bonds.

Inflation-protected bonds, as measured by the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index, advanced for the period but trailed the gains of the Bloomberg Barclays U.S. Aggregate Bond Index.

Fund posted solid returns but underperformed its benchmark

While the Fund posted gains during the six-month period, its return trailed that of its benchmark, primarily due to the effect of expenses. The Fund’s holdings of TIPS also modestly underperformed, detracting slightly from the Fund’s relative performance. On the positive side, the Fund’s out-of-benchmark positions in mortgage-backed securities and government agency bonds boosted its performance versus the index.

During the period, the Fund’s portfolio managers aligned the Fund’s duration—a measure of the Fund’s sensitivity to interest-rate changes—close to that of the TIPS 1–10 Year index. This investment strategy helped the Fund’s risk and reward characteristics to remain in line with those of its benchmark.

22	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2019

Inflation-Linked Bond Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	3.03%	5.60%	1.75%		3.00%		0.26%	0.26%
Advisor Class	12/4/15	3.00	5.53	1.69	†	2.97	†	0.36	0.36
Premier Class	9/30/09	3.01	5.45	1.60		2.84		0.41	0.41
Retirement Class	3/31/06	2.90	5.29	1.47		2.74		0.51	0.51
Retail Class	10/1/02	2.87	5.23	1.42		2.70		0.58	0.58
Class W	9/28/18	3.22	5.86	1.80	†	3.03	†	0.26	0.00
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index	—	3.15	5.75	1.95		2.69		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 9/30/2019
Less than 1 year	0.2
1–3 years	25.6
3–5 years	22.2
5–10 years	51.4
Over 10 years	0.6
Total	100.0

Holdings by credit quality
% of fixed-income investments (excluding short-term investments) as of 9/30/2019
U.S. Treasury & U.S. agency securities*	99.6
Non-rated	0.4
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2019
Net assets	$3.51 billion
Portfolio turnover rate*	14%
Number of issues	46
Option-adjusted duration‡	5.06 years
Average maturity§	5.34 years

*	The portfolio turnover rate covers the six-month period from April 1, 2019–September 30, 2019, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	23

Short Duration Impact Bond Fund

Expense example

Six months ended September 30, 2019

Short Duration Impact Bond Fund	Beginning account value (4/1/19)	Ending account value (9/30/19)	Expenses paid during period* (4/1/19– 9/30/19)
Actual return
Institutional Class	$1,000.00	$1,027.87	$1.77
Advisor Class	1,000.00	1,027.85	1.77
Premier Class	1,000.00	1,027.10	2.53
Retirement Class	1,000.00	1,026.62	3.04
Retail Class	1,000.00	1,026.92	2.69
5% annual hypothetical return
Institutional Class	1,000.00	1,023.25	1.77
Advisor Class	1,000.00	1,023.25	1.77
Premier Class	1,000.00	1,022.50	2.53
Retirement Class	1,000.00	1,022.00	3.03
Retail Class	1,000.00	1,022.35	2.68

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.35% for the Institutional Class, 0.35% for the Advisor Class, 0.50% for the Premier Class, 0.60% for the Retirement Class and 0.53% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 9/30/2019
Corporate bonds	33.9
Foreign government & corporate bonds denominated in U.S. dollars	28.1
U.S. Treasury securities	11.7
Commercial mortgage-backed securities	10.1
Asset-backed securities	6.6
Bank loan obligations	3.9
U.S. agency securities	2.7
Municipal bonds	2.5
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Performance for the six months ended September 30, 2019

The Short Duration Impact Bond Fund returned 2.79% for the Institutional Class, compared with the 2.19% return of its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index. Since the Fund’s inception on November 16, 2018, the Fund returned 4.83%, versus 4.31% for the index. The performance table shows returns for all share classes of the Fund.

Fed eases amid continued economic growth

The U.S. economy continued to grow throughout the six-month period, extending its decade-long expansion. In September, employers added 136,000 nonfarm jobs, and the unemployment rate declined to 3.5%—its lowest level in nearly half a century. The powerful labor market generally lifted wages; however, real gross domestic product (GDP) decelerated to an annualized rate of 2.0% in the second quarter of 2019. Core inflation, which measures all items except food and energy, rose to an annualized rate of 2.4% in September. The price of crude oil fell from nearly $62 per barrel to $54 during the six months.

Despite continued economic growth, the Federal Reserve reversed course after a long period of gradual monetary tightening and lowered the federal funds target rate twice during the period. The Fed took action in July and September, reducing the key short-term interest-rate measure to 1.75%–2.00%. Policymakers had previously increased the federal funds target rate on nine occasions since December 2015. The Fed cited slower growth internationally, ongoing trade tensions between China and the United States and low inflationary pressures as principle reasons for easing rates.

All major fixed-income markets generated positive results for the six months. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade fixed-rate bond market, performed best with a return of 5.42%, followed by gains in high-yield, municipal and shorter-duration government bonds.

Corporate bonds drove the benchmark’s performance

All of the sectors in the benchmark posted positive returns for the six-month period. The short-term corporate sector made up almost one-quarter of the index at period-end and was the benchmark’s best-performing component with a return of 2.5%. Government credit securities and government agency securities both slightly outpaced the benchmark’s return with gains of 2.2% each. Short-term Treasuries—by far the largest sector in the benchmark with a weighting of nearly 66.0%—trailed the index’s return with a gain of 2.1%.

Fund advanced, surpassed its benchmark

The Fund outpaced its benchmark for the six-month period. An overweight position in corporate bonds was the biggest contributor to the Fund’s relative performance. Out-of-benchmark positions in commercial mortgage-backed securities and asset-backed securities further boosted returns relative to the index. The Fund’s overall yield curve positioning—how it was invested across different bond maturities—was also beneficial.

By contrast, the Fund’s holdings of U.S. Treasury securities detracted most from its relative performance.

24	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2019

Short Duration Impact Bond Fund		Total return			Annual operating expenses*
	Inception date	6 months	since inception		gross	net
Institutional Class	11/16/18	2.79%	4.83%		0.87%	0.35%
Advisor Class	11/16/18	2.79	4.77		0.97	0.43
Premier Class	11/16/18	2.71	4.70		1.02	0.50
Retirement Class	11/16/18	2.66	4.61		1.12	0.60
Retail Class	11/16/18	2.69	4.61		1.33	0.70
Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index	—	2.19	4.31	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
‡	Performance is calculated from the inception date of the Institutional Class.
Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 9/30/2019
Less than 1 year	16.9
1–3 years	38.1
3–5 years	38.0
5–10 years	6.6
Over 10 years	0.4
Total	100.0

Holdings by credit quality
% of fixed-income investments (excluding short-term investments) as of 9/30/2019
U.S. Treasury & U.S. agency securities*	14.5
Aaa/AAA	17.5
Aa/AA	15.7
A/A	15.9
Baa/BBB	26.3
Ba/BB	5.0
B/B	1.6
Non-rated	3.5
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2019
Net assets	$28.28 million
Portfolio turnover rate*	58%
Number of issues	68
Option-adjusted duration‡	1.94 years
Average maturity§	2.83 years

*	The portfolio turnover rate covers the six-month period from April 1, 2019–September 30, 2019, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	25

Short-Term Bond Fund

Expense example

Six months ended September 30, 2019

Short-Term Bond Fund	Beginning account value (4/1/19)	Ending account value (9/30/19)	Expenses paid during period* (4/1/19– 9/30/19)
Actual return
Institutional Class	$1,000.00	$1,022.67	$1.37
Advisor Class	1,000.00	1,022.15	1.77
Premier Class	1,000.00	1,021.89	2.12
Retirement Class	1,000.00	1,021.39	2.63
Retail Class	1,000.00	1,021.14	2.88
Class W	1,000.00	1,024.05	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.65	1.37
Advisor Class	1,000.00	1,023.25	1.77
Premier Class	1,000.00	1,022.90	2.12
Retirement Class	1,000.00	1,022.40	2.63
Retail Class	1,000.00	1,022.15	2.88
Class W	1,000.00	1,025.00	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.27% for the Institutional Class, 0.35% for the Advisor Class, 0.42% for the Premier Class, 0.52% for the Retirement Class, 0.57% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 9/30/2019
Foreign government & corporate bonds denominated in U.S. dollars	23.2
U.S. Treasury securities	19.6
Corporate bonds	19.1
Mortgage-backed securities	12.5
Commercial mortgage-backed securities	8.9
Asset-backed securities	8.9
U.S. agency securities	3.8
Bank loan obligations	2.0
Municipal bonds	0.2
Short-term investments, other assets & liabilities, net	1.8
Total	100.0

Performance for the six months ended September 30, 2019

The Short-Term Bond Fund returned 2.27% for the Institutional Class, compared with the 2.19% return of its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index. For the one-year period ended September 30, 2019, the Fund returned 4.56%, versus 4.64% for the index. The performance table shows returns for all share classes of the Fund.

Fed eases amid continued economic growth

The U.S. economy continued to grow throughout the six-month period, extending its decade-long expansion. In September, employers added 136,000 nonfarm jobs, and the unemployment rate declined to 3.5%—its lowest level in nearly half a century. The powerful labor market generally lifted wages; however, real gross domestic product (GDP) decelerated to an annualized rate of 2.0% in the second quarter of 2019. Core inflation, which measures all items except food and energy, rose to an annualized rate of 2.4% in September. The price of crude oil fell from nearly $62 per barrel to $54 during the six months.

Despite continued economic growth, the Federal Reserve reversed course after a long period of gradual monetary tightening and lowered the federal funds target rate twice during the period. The Fed took action in July and September, reducing the key short-term interest-rate measure to 1.75%–2.00%. Policymakers had previously increased the federal funds target rate on nine occasions since December 2015. The Fed cited slower growth internationally, ongoing trade tensions between China and the United States and low inflationary pressures as principle reasons for easing rates.

All major fixed-income markets generated positive results for the six months. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade fixed-rate bond market, performed best with a return of 5.42%, followed by gains in high-yield, municipal and shorter-duration government bonds.

Corporate bonds drove the benchmark’s performance

All of the sectors in the benchmark posted positive returns for the six-month period. The short-term corporate sector made up almost one-quarter of the index at period-end and was the benchmark’s best-performing component with a return of 2.5%. Government credit securities and government agency securities both slightly outpaced the benchmark’s return with gains of 2.2% each. Short-term Treasuries—by far the largest sector in the benchmark with a weighting of nearly 66.0%—trailed the index’s return with a gain of 2.1%.

Fund posted gains, surpassed its benchmark

The Fund outperformed its benchmark during the period, primarily due to favorable sector positioning. The Fund’s sizable out-of-benchmark allocations to mortgage-backed securities and commercial mortgage-backed securities were the primary drivers of its excess return. An overweight in government agency securities also proved constructive, as did a smaller out-of-benchmark stake in asset-backed securities (ABS). The Fund’s overall yield curve positioning—how it was invested across different bond maturities—was also beneficial.

The two largest detractors from the Fund’s relative performance were related to a widening of credit spreads in certain ABS sectors as well as among Fund holdings in Central and South American sovereign and agency markets. A “credit spread” refers to the difference in yield between a fixed-income sector and U.S. Treasuries—when spreads widen, it hurts a sector’s performance, while the narrowing of spreads is beneficial.

26	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2019

Short-Term Bond Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	3/31/06	2.27%	4.56%	2.03%		2.32%		0.27%	0.27%
Advisor Class	12/4/15	2.21	4.55	1.98	†	2.30	†	0.40	0.40
Premier Class	9/30/09	2.19	4.40	1.87		2.18		0.42	0.42
Retirement Class	3/31/06	2.14	4.30	1.77		2.07		0.52	0.52
Retail Class	3/31/06	2.11	4.35	1.72		2.03		0.58	0.58
Class W	9/28/18	2.41	4.84	2.08	†	2.35	†	0.27	0.00
Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index	—	2.19	4.64	1.59		1.52		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2019
Less than 1 year	25.2
1–3 years	44.5
3–5 years	19.9
5–10 years	9.7
Over 10 years	0.7
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 9/30/2019
U.S. Treasury & U.S. agency securities*	30.3
Aaa/AAA	15.9
Aa/AA	11.3
A/A	16.3
Baa/BBB	18.2
Ba/BB	2.3
B/B	1.0
Below B/B	1.1
Non-rated	3.6
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2019
Net assets	$2.27 billion
Portfolio turnover rate*	69%
Number of issues	541
Option-adjusted duration‡	1.89 years
Average maturity§	2.42 years

*	The portfolio turnover rate covers the six-month period from April 1, 2019–September 30, 2019, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	27

Short-Term Bond Index Fund

Expense example

Six months ended September 30, 2019

Short-Term Bond Index Fund	Beginning account value (4/1/19)	Ending account value (9/30/19)	Expenses paid during period* (4/1/19– 9/30/19)
Actual return
Institutional Class	$1,000.00	$1,020.95	$0.61
Advisor Class	1,000.00	1,020.25	1.31
Premier Class	1,000.00	1,020.20	1.36
Retirement Class	1,000.00	1,019.68	1.87
Retail Class	1,000.00	1,019.52	2.07
Class W	1,000.00	1,021.56	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.40	0.61
Advisor Class	1,000.00	1,023.70	1.32
Premier Class	1,000.00	1,023.65	1.37
Retirement Class	1,000.00	1,023.15	1.87
Retail Class	1,000.00	1,022.95	2.07
Class W	1,000.00	1,025.00	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.12% for the Institutional Class, 0.26% for the Advisor Class, 0.27% for the Premier Class, 0.37% for the Retirement Class, 0.41% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 9/30/2019
U.S. Treasury securities	64.2
Corporate bonds	19.5
Foreign government & corporate bonds denominated in U.S. dollars	12.3
U.S. agency securities	3.4
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Performance for the six months ended September 30, 2019

The Short-Term Bond Index Fund returned 2.10% for the Institutional Class, compared with the 2.19% return of its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index. For the one-year period ended September 30, 2019, the Fund returned 4.45%, versus 4.64% for the index. The performance table shows returns for all share classes of the Fund.

Fed eases amid continued economic growth

The U.S. economy continued to grow throughout the six-month period, extending its decade-long expansion. In September, employers added 136,000 nonfarm jobs, and the unemployment rate declined to 3.5%—its lowest level in nearly half a century. The powerful labor market generally lifted wages; however, real gross domestic product (GDP) decelerated to an annualized rate of 2.0% in the second quarter of 2019. Core inflation, which measures all items except food and energy, rose to an annualized rate of 2.4% in September. The price of crude oil fell from nearly $62 per barrel to $54 during the six months.

Despite continued economic growth, the Federal Reserve reversed course after a long period of gradual monetary tightening and lowered the federal funds target rate twice during the period. The Fed took action in July and September, reducing the key short-term interest-rate measure to 1.75%–2.00%. Policymakers had previously increased the federal funds target rate on nine occasions since December 2015. The Fed cited slower growth internationally, ongoing trade tensions between China and the United States and low inflationary pressures as principle reasons for easing rates.

All major fixed-income markets generated positive results for the six months. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade fixed-rate bond market, performed best with a return of 5.42%, followed by gains in high-yield, municipal and shorter-duration government bonds.

Corporate bonds drove the benchmark’s performance

All of the sectors in the benchmark posted positive returns for the six-month period. The short-term corporate sector made up almost one-quarter of the index at period-end and was the benchmark’s best-performing component with a return of 2.5%. Government credit securities and government agency securities both slightly outpaced the benchmark’s return with gains of 2.2% each. Short-term Treasuries—by far the largest sector in the benchmark with a weighting of nearly 66.0%—trailed the index’s return with a gain of 2.1%.

Fund posted gains but trailed its benchmark

For the six months, the Fund underperformed its benchmark. The Fund’s return includes a deduction for expenses, while the benchmark’s does not.

The Fund seeks to maintain the overall characteristics of its benchmark. The Fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. At times, the Fund may also invest in securities not held in the index, but which have investment characteristics that are similar to securities held in the index. During the period, this portfolio had sector returns that were similar to its benchmark, enabling it to resemble the index’s performance.

Throughout the period, the Fund’s managers kept the Fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy helped the Fund’s risk and reward characteristics to more closely resemble those of its benchmark.

28	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2019

Short-Term Bond Index Fund		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	since inception		gross	net
Institutional Class	8/7/15	2.10%	4.45%	1.54%		0.15%	0.12%
Advisor Class	12/4/15	2.02	4.30	1.44	†	0.29	0.26
Premier Class	8/7/15	2.02	4.29	1.36		0.31	0.27
Retirement Class	8/7/15	1.97	4.19	1.29		0.40	0.37
Retail Class	8/7/15	1.95	4.12	1.21		0.58	0.44
Class W	9/28/18	2.16	4.57	1.57	†	0.14	0.00
Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index	—	2.19	4.64	1.71	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2019
Less than 1 year	6.8
1–3 years	91.8
3–5 years	0.7
5–10 years	0.7
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 9/30/2019
U.S. Treasury & U.S. agency securities*	66.6
Aaa/AAA	5.2
Aa/AA	6.3
A/A	11.8
Baa/BBB	10.1
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2019
Net assets	$600.10 million
Portfolio turnover rate*	22%
Number of issues	680
Option-adjusted duration‡	1.79 years
Average maturity§	1.92 years

*	The portfolio turnover rate covers the six-month period from April 1, 2019–September 30, 2019, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	29

Social Choice Bond Fund

Expense example

Six months ended September 30, 2019

Social Choice Bond Fund	Beginning account value (4/1/19)	Ending account value (9/30/19)	Expenses paid during period* (4/1/19– 9/30/19)
Actual return
Institutional Class	$1,000.00	$1,055.07	$1.90
Advisor Class	1,000.00	1,054.51	2.41
Premier Class	1,000.00	1,054.20	2.67
Retirement Class	1,000.00	1,053.72	3.18
Retail Class	1,000.00	1,053.57	3.34
5% annual hypothetical return
Institutional Class	1,000.00	1,023.15	1.87
Advisor Class	1,000.00	1,022.65	2.38
Premier Class	1,000.00	1,022.40	2.63
Retirement Class	1,000.00	1,021.90	3.13
Retail Class	1,000.00	1,021.75	3.29

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.37% for the Institutional Class, 0.47% for the Advisor Class, 0.52% for the Premier Class, 0.62% for the Retirement Class and 0.65% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 9/30/2019
Corporate bonds	31.1
Foreign government & corporate bonds denominated in U.S. dollars	19.5
Mortgage-backed securities	10.5
U.S. agency securities	10.2
Municipal bonds	9.3
U.S. Treasury securities	7.0
Commercial mortgage-backed securities	6.4
Asset-backed securities	3.4
Bank loan obligations	0.5
Preferred stock	0.2
Short-term investments, other assets & liabilities, net	1.9
Total	100.0

Performance for the six months ended September 30, 2019

The Social Choice Bond Fund returned 5.51% for the Institutional Class, compared with the 5.42% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2019, the Fund returned 10.24%, versus 10.30% for the index. The Fund utilizes certain environmental, social and governance criteria, while the benchmark does not. The performance table shows returns for all share classes of the Fund.

Fed eases amid continued economic growth

The U.S. economy continued to grow throughout the six-month period, extending its decade-long expansion. In September, employers added 136,000 nonfarm jobs, and the unemployment rate declined to 3.5%—its lowest level in nearly half a century. The powerful labor market generally lifted wages; however, real gross domestic product (GDP) decelerated to an annualized rate of 2.0% in the second quarter of 2019. Core inflation, which measures all items except food and energy, rose to an annualized rate of 2.4% in September. The price of crude oil fell from nearly $62 per barrel to $54 during the six months.

Despite continued economic growth, the Federal Reserve reversed course after a long period of gradual monetary tightening and lowered the federal funds target rate twice during the period. The Fed took action in July and September, reducing the key short-term interest-rate measure to 1.75%–2.00%. Policymakers had previously increased the federal funds target rate on nine occasions since December 2015. The Fed cited slower growth internationally, ongoing trade tensions between China and the United States and low inflationary pressures as principle reasons for easing rates.

All major fixed-income markets generated positive results for the six months. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade fixed-rate bond market, performed best, followed by gains in high-yield and municipal bonds.

Corporate bonds and U.S. Treasuries drove the benchmark’s performance

All of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the six months. Corporate bonds, which made up nearly one-quarter of the index at period-end, returned 7.7%. Corporates continued to benefit from economic growth in the United States, as well as solid earnings and a higher risk appetite (in exchange for higher yields) among investors. U.S. Treasuries, the benchmark’s largest sector at 39.4%, returned 5.5%. Mortgage-backed securities (MBS), the second-largest sector in the index with a weighting of 26.9%, gained 3.4%. Smaller sectors, including municipals, government credit securities and commercial mortgage-backed securities also delivered strong gains, returning 13.7%, 6.2% and 5.2%, respectively.

Fund advanced, surpassed its benchmark

The Fund outperformed its benchmark over the six-month period. Favorable security selection and positive yield curve positioning in the strong-performing corporate bond sector made the largest contribution to the Fund’s relative performance. Sizeable overweights in the municipal and government agency sectors also bolstered relative results. The Fund’s overall yield curve positioning—how it was invested across different bond maturities—was also beneficial.

By contrast, the Fund’s holdings of U.S. Treasuries detracted most from its relative returns, followed by holdings in the MBS sector.

30	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2019

Social Choice Bond Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	9/21/12	5.51%	10.24%	3.96%		3.74%		0.37%	0.37%
Advisor Class	12/4/15	5.45	10.25	3.90	†	3.70	†	0.44	0.44
Premier Class	9/21/12	5.42	10.16	3.81		3.59		0.55	0.55
Retirement Class	9/21/12	5.37	10.07	3.72		3.50		0.62	0.62
Retail Class	9/21/12	5.36	10.04	3.68		3.44		0.65	0.65
Bloomberg Barclays U.S. Aggregate Bond Index	—	5.42	10.30	3.38		2.76	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2019
Less than 1 year	3.2
1–3 years	17.7
3–5 years	17.9
5–10 years	37.6
Over 10 years	23.6
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 9/30/2019
U.S. Treasury & U.S. agency securities*	27.3
Aaa/AAA	11.0
Aa/AA	13.8
A/A	18.9
Baa/BBB	21.1
Ba/BB	3.5
B/B	0.4
Below B/B	0.3
Non-rated	3.7
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 9/30/2019
Net assets	$4.30 billion
Portfolio turnover rate*	62%
Portfolio turnover rate, excluding mortgage dollar-roll transactions*	58%
Number of issues	916
Option-adjusted duration‡	5.88 years
Average maturity§	9.04 years

*	The portfolio turnover rate covers the six-month period from April 1, 2019–September 30, 2019, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	31

Money Market Fund

Expense example

Six months ended September 30, 2019

Money Market Fund	Beginning account value (4/1/19)	Ending account value (9/30/19)	Expenses paid during period* (4/1/19– 9/30/19)
Actual return
Institutional Class	$1,000.00	$1,011.05	$0.65
Advisor Class	1,000.00	1,010.46	1.31
Premier Class	1,000.00	1,010.33	1.41
Retirement Class	1,000.00	1,010.31	1.41
Retail Class	1,000.00	1,009.41	2.31
5% annual hypothetical return
Institutional Class	1,000.00	1,024.35	0.66
Advisor Class	1,000.00	1,023.70	1.32
Premier Class	1,000.00	1,023.60	1.42
Retirement Class	1,000.00	1,023.60	1.42
Retail Class	1,000.00	1,022.70	2.33
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.13% for the Institutional Class, 0.26% for the Advisor Class, 0.28% for the Premier Class, 0.28% for the Retirement Class and 0.46% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 9/30/2019
U.S. government agency securities*	65.2
Floating-rate securities, government*	19.4
U.S. Treasury securities*	17.4
Other assets & liabilities, net	–2.0
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Performance for the six months ended September 30, 2019

The Money Market Fund returned 1.11% for the Institutional Class, compared with the 0.95% return of the iMoneyNet Money Fund Averages™—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. For the one-year period ended September 30, 2019, the Fund returned 2.22%, versus 1.91% for the iMoneyNet average. The performance table shows returns for all share classes of the Fund.

Fed eases amid continued economic growth

The U.S. economy continued to grow throughout the six-month period. In September, employers added 136,000 nonfarm jobs, and the unemployment rate declined to 3.5%—its lowest level in nearly half a century. While wages generally rose, real gross domestic product (GDP) decelerated to an annualized rate of 2.0% in the second quarter of 2019. Core inflation, which measures all items except food and energy, rose to an annualized rate of 2.4% in September.

The Federal Reserve reversed course after a long period of gradual monetary tightening and lowered the federal funds target rate twice during the period, reducing the key short-term interest-rate measure to 1.75%–2.00%. The Fed cited slower growth internationally, ongoing trade tensions between China and the United States and low inflationary pressures as principle reasons for easing rates.

The Fed’s actions continued to influence yields on shorter-term ICE LIBOR—a key interest-rate benchmark for money market funds. Over the six-month period, one-month LIBOR yields declined from 2.49% on April 1, 2019, to 2.02% on September 30, 2019. Over the same period, three-month LIBOR declined from 2.60% to 2.08%; six-month LIBOR declined from 2.67% to 2.06%; and twelve-month LIBOR declined from 2.73% to 2.03%. LIBOR is an indication of the interest rates that banks expect to pay other banks for loans on the London market and is the most widely used benchmark for short-term rates. A new rate, the “secured overnight financing rate” (SOFR), which represents actual dealer transactions in Treasury collateralized overnight repurchase agreements, is expected to replace LIBOR by 2021.

Money market funds attracted investment

The ongoing U.S. trade dispute with China increased investor uncertainty during the period. Seemingly daily revisions to the outlook drove assets into less volatile investments. Assets under management (AUM) increased across all types of money market funds throughout 2019, and the trend accelerated in the latter months of the period, with government institutional money market fund assets increasing $200 billion in the third quarter.

Fund outperformed the iMoneyNet average

For the period, the return of the Money Market Fund surpassed that of the iMoneyNet government fund average. In pursuit of additional yield, management continued its strategy of holding longer-dated floating-rate government agency paper, which was generally beneficial. As of September 24, 2019, the Fund’s weighted average maturity was 37 days, versus 33 days for the iMoneyNet government fund average. This positioning also benefited the Fund’s performance. iMoneyNet releases their data on a weekly basis, and September 24 was the last date of release for the month.

32	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of September 30, 2019

Money Market Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	7/1/99	1.11%	2.22%	0.89%		0.47%		0.14%	0.14%
Advisor Class	12/4/15	1.05	2.12	0.87	†	0.46	†	0.24	0.24
Premier Class	9/30/09	1.03	2.07	0.77		0.39		0.29	0.29
Retirement Class	3/31/06	1.03	2.07	0.73		0.36		0.39	0.39
Retail Class	3/31/06	0.94	1.89	0.65		0.32		0.48	0.48
iMoneyNet Money Fund Averages™—All Government§	—	0.95	1.91	0.68		0.35		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, the 7-day current and effective annualized yields and total returns would have been lower.

You could lose money by investing in this Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund’s sponsor has no legal obligation to provide support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. For a detailed discussion of risk, please see the prospectus. The current yield more closely reflects current earnings than does the total return.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
§	The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed floating-rate notes. You cannot invest directly in it.

Net annualized yield

(for the 7 days ended September 24, 2019)‡

	Current yield	Effective yield
Money Market Fund
Institutional Class	1.99%	2.01%
Advisor Class	1.79	1.81
Premier Class	1.83	1.85
Retirement Class	1.84	1.85
Retail Class	1.66	1.67
iMoneyNet Money Fund Averages™—All Government§	1.65	1.66

The current yield more closely reflects current earnings than does the total return.

‡	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Fund profile

as of 9/30/2019
Net assets	$1.54 billion
Number of issues	106

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	33

Summary portfolio of investments (unaudited)

Bond Fund  ■  September 30, 2019

Principal	Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS	$250,544	0.0%
BANKS	1,985,834	0.0
CAPITAL GOODS	4,070,904	0.1
COMMERCIAL & PROFESSIONAL SERVICES	7,498,102	0.1
CONSUMER DURABLES & APPAREL	2,160,008	0.0
CONSUMER SERVICES	9,704,629	0.1
ENERGY	531,548	0.0
FOOD & STAPLES RETAILING	94,488	0.0
HEALTH CARE EQUIPMENT & SERVICES	6,033,458	0.1
INSURANCE	3,430,044	0.1
MATERIALS	6,422,947	0.1
MEDIA & ENTERTAINMENT	2,123,772	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,380,891	0.1
REAL ESTATE	3,700,089	0.1
RETAILING	1,556,774	0.0
SOFTWARE & SERVICES	1,669,986	0.0
TECHNOLOGY HARDWARE & EQUIPMENT	4,865,880	0.1
TELECOMMUNICATION SERVICES	925,966	0.0
TRANSPORTATION	4,159,003	0.1
UTILITIES	3,176,406	0.0
TOTAL BANK LOAN OBLIGATIONS (Cost $69,851,470)	68,741,273	1.0
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	14,279,378	0.2
BANKS
Bank of America Corp
$25,000,000	3.550%, 03/05/24	25,998,942	0.4
79,960,000	2.151%–4.450%, 11/09/20–07/23/30	83,795,296	1.2
JPMorgan Chase & Co
20,505,000	3.702%, 05/06/30	21,995,535	0.3
JPMorgan Chase Bank NA
26,075,000	3.086%, 04/26/21	26,212,434	0.4
Other	342,135,158	4.9
500,137,365	7.2
CAPITAL GOODS	90,084,869	1.3
COMMERCIAL & PROFESSIONAL SERVICES	34,028,463	0.5
CONSUMER DURABLES & APPAREL	9,301,352	0.1
CONSUMER SERVICES	27,109,456	0.4
DIVERSIFIED FINANCIALS	251,372,789	3.6
Principal		Issuer	Value	% of net assets
ENERGY
		Energy Transfer Operating LP
$20,475,000		5.250%, 04/15/29	$23,097,356	0.3%
		Other	235,707,792	3.4
			258,805,148	3.7
FOOD & STAPLES RETAILING
		CVS Health Corp
23,925,000		2.625%, 08/15/24	24,007,583	0.3
		Other	95,711,324	1.4
			119,718,907	1.7
FOOD, BEVERAGE & TOBACCO			77,076,043	1.1
HEALTH CARE EQUIPMENT & SERVICES			44,824,093	0.6
INSURANCE			75,818,182	1.1
MATERIALS			69,803,275	1.0
MEDIA & ENTERTAINMENT			112,855,992	1.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		Bristol-Myers Squibb Co
18,950,000	g	3.400%, 07/26/29	20,261,641	0.3
		Other	65,962,695	0.9
			86,224,336	1.2
REAL ESTATE			114,213,767	1.6
RETAILING			28,105,273	0.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			16,683,151	0.2
SOFTWARE & SERVICES			76,529,427	1.1
TECHNOLOGY HARDWARE & EQUIPMENT			64,236,257	0.9
TELECOMMUNICATION SERVICES
		AT&T, Inc
62,386,000		2.950%–4.900%, 03/15/22–03/09/48	67,265,497	1.0
		Other	86,471,931	1.2
			153,737,428	2.2
TRANSPORTATION			83,940,527	1.2
UTILITIES			154,613,722	2.3
		TOTAL CORPORATE BONDS (Cost $2,342,590,277)	2,463,499,200	35.2
GOVERNMENT BONDS
AGENCY SECURITIES			38,387,657	0.5
FOREIGN GOVERNMENT BONDS			185,895,960	2.7
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
23,940,149		3.500%, 08/01/45	25,357,549	0.4
29,291,865		3.500%, 10/01/45	30,863,431	0.4
34,341,140		3.500%, 08/01/46	36,204,189	0.5
87,419,751		3.000%, 01/01/47	89,613,176	1.3
30,087,019		3.000%, 02/01/47	30,806,294	0.4
30,420,662		3.500%, 02/01/47	31,546,753	0.5

34	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Bond Fund  ■  September 30, 2019

Principal	Issuer	Value	% of net assets
MORTGAGE BACKED—continued
$23,567,109	3.500%, 03/01/48	$24,782,472	0.4%
21,296,987	4.000%, 03/01/48	22,749,869	0.3
26,110,413	4.500%, 08/01/48	28,247,840	0.4
	Federal National Mortgage Association (FNMA)
21,268,935	3.000%, 11/01/46	21,789,535	0.3
40,928,149	3.500%, 01/01/47	42,372,297	0.6
29,438,575	4.000%, 12/01/47	31,436,621	0.5
28,901,287	3.000%, 02/25/48	30,002,308	0.4
89,634,357	4.000%, 04/01/48	93,711,883	1.3
25,441,086	4.000%, 08/01/48	26,403,838	0.4
28,704,642	4.000%, 09/01/48	29,874,868	0.4
100,186,852	3.000%, 11/01/48	102,242,117	1.5
41,416,424	4.500%, 11/01/48	43,704,556	0.6
37,101,779	4.500%, 12/01/48	39,057,313	0.6
353,191,246	3.000%–8.000%, 07/25/20–10/01/49	357,255,156	5.1
	Government National Mortgage Association (GNMA)
22,111,594	3.000%, 12/20/47	22,724,432	0.3
28,104,613	3.500%, 12/20/47	29,192,437	0.4
41,448,324	3.500%, 01/20/48	43,035,194	0.6
	Other	152,704,078	2.2
		1,385,678,206	19.8

MUNICIPAL BONDS
	Florida Hurricane Catastrophe Fund Finance Corp
22,175,000	2.995%, 07/01/20	22,328,008	0.3
	State of Illinois
21,060,000	5.100%, 06/01/33	22,810,928	0.3
	The Ohio State University
25,830,000	3.798%, 12/01/46	29,409,005	0.4
	Other	291,313,985	4.2
		365,861,926	5.2

U.S. TREASURY SECURITIES
	United States Treasury Bond
55,875,000	3.500%, 02/15/39	70,038,003	1.0
16,015,000	3.875%, 08/15/40	21,185,468	0.3
51,285,000	2.750%, 11/15/47	58,134,352	0.8
68,790,000	3.000%, 02/15/48	81,741,867	1.2
19,070,000	3.000%, 08/15/48	22,696,280	0.3
64,641,000	3.375%, 11/15/48	82,427,375	1.2
	United States Treasury Note
36,395,000	2.500%, 01/31/21	36,739,046	0.5
74,450,000	2.500%, 02/28/21	75,211,950	1.1
38,490,000	2.250%, 03/31/21	38,772,661	0.6
119,225,000	2.625%, 07/15/21	121,153,092	1.7
57,060,000	1.750%, 07/31/21	57,138,012	0.8
38,100,000	1.625%, 09/30/26	38,107,441	0.5
67,775,000	1.625%, 08/15/29	67,481,132	1.0
19,451,000	2.875%, 05/15/49	22,704,483	0.3
72,130,000	2.250%, 08/15/49	74,257,272	1.1
71,561,000	1.500%–3.125%, 12/31/20–02/15/29	74,200,581	1.1
	Other	76,972,507	1.1
		1,018,961,522	14.6
	TOTAL GOVERNMENT BONDS (Cost $2,871,939,593)	2,994,785,271	42.8
Principal		Issuer	Value	% of net assets
STRUCTURED ASSETS
ASSET BACKED			$497,666,216	7.1%
OTHER MORTGAGE BACKED
		COMM Mortgage Trust
$92,751,469	g,i	2.853%–4.949%, 10/10/29–02/10/49	97,591,691	1.4
		Other	653,551,511	9.4
			751,143,202	10.8
		TOTAL STRUCTURED ASSETS (Cost $1,231,439,107)	1,248,809,418	17.9
		TOTAL BONDS (Cost $6,445,968,977)	6,707,093,889	95.9

Shares		Company
COMMON STOCKS
ENERGY			142,725	0.0
		TOTAL COMMON STOCKS (Cost $133,601)	142,725	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$20,050,000		1.500%, 10/01/19	20,050,000	0.3
26,520,000		1.934%, 11/05/19	26,471,527	0.4
		Other	13,473,210	0.2
			59,994,737	0.9
TREASURY DEBT
		United States Treasury Bill
20,340,000		1.900%, 10/01/19	20,340,000	0.3
22,500,000		1.917%, 10/08/19	22,492,300	0.3
		Other	6,149,236	0.1
			48,981,536	0.7
		TOTAL SHORT-TERM INVESTMENTS (Cost $108,654,603)	108,976,273	1.6
		TOTAL PORTFOLIO (Cost $6,624,608,651)	6,884,954,160	98.5
		OTHER ASSETS & LIABILITIES, NET	107,517,147	1.5
		NET ASSETS	$6,992,471,307	100.0%

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	35

Summary portfolio of investments (unaudited)	concluded

Bond Fund  ■  September 30, 2019

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/19, the aggregate value of these securities, including those in “Other,” is $1,165,443,311 or 16.7% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Centrally cleared credit default swap contracts outstanding as of September 30, 2019 were as follows:

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount*	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS32V2-5 Year Index	5.000%	Credit event as specified in contract	Citigroup Global Markets Inc	06/20/24	$29,700,000	$(83,481)	$(119,885)
CDX-NAHYS32V2-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets Inc	06/20/24	14,850,000	(41,769)	(9,819)
CDX-NAHYS32V2-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets Inc	06/20/24	2,970,000	(8,361)	9,554
CDX-NAHYS32V2-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets Inc	06/20/24	14,850,000	(41,689)	(148,295)
CDX-NAHYS31V5-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets Inc	12/20/23	14,400,000	(33,956)	(327,806)
CDX-NAHYS31V5-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets Inc	12/20/23	14,880,000	(35,111)	(301,805)
CDX-NAHYS32V2-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets Inc	06/20/24	14,850,000	(41,805)	51,804
CDX-NAHYS32V2-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets Inc	06/20/24	14,850,000	(41,767)	(14,720)
Total						$(327,939)	$(860,972)

*	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

SOLD

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount	*	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS32V2-5 Year Index	Credit event as specified in contract	5.000%	Citigroup Global Markets Inc	06/20/24	$14,850,000		$41,595	$310,380
CDX-NAHYS32V2-5 Year Index	Credit event as specified in contract	5.000	Citigroup Global Markets Inc	06/20/24	14,850,000		41,620	268,215
CDX-NAHYS31V5-5 Year Index	Credit event as specified in contract	5.000	Citigroup Global Markets Inc	12/20/23	14,400,000		34,133	53,436
Total							$117,348	$632,031

*	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

36	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Bond Index Fund  ■  September 30, 2019

Principal	Issuer	Value	% of net assets
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS		$23,265,413	0.1%
BANKS
	Bank of America Corp
$84,583,000	2.151%–5.000%, 10/19/20–03/15/50	89,581,599	0.5
	Other	571,105,576	3.5
		660,687,175	4.0
CAPITAL GOODS		176,869,125	1.1
COMMERCIAL & PROFESSIONAL SERVICES		49,669,818	0.3
CONSUMER DURABLES & APPAREL		14,342,392	0.1
CONSUMER SERVICES		79,586,792	0.5
DIVERSIFIED FINANCIALS		491,422,931	3.0
ENERGY		415,118,886	2.5
FOOD & STAPLES RETAILING		100,423,788	0.6
FOOD, BEVERAGE & TOBACCO		192,375,775	1.2
HEALTH CARE EQUIPMENT & SERVICES		126,411,903	0.8
HOUSEHOLD & PERSONAL PRODUCTS		21,773,264	0.1
INSURANCE		153,556,441	0.9
MATERIALS		128,287,452	0.8
MEDIA & ENTERTAINMENT		153,042,095	0.9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		235,625,572	1.4
REAL ESTATE		139,962,642	0.8
RETAILING		85,052,675	0.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		42,018,754	0.3
SOFTWARE & SERVICES		159,677,089	1.0
TECHNOLOGY HARDWARE & EQUIPMENT		133,460,765	0.8
TELECOMMUNICATION SERVICES		200,662,554	1.2
TRANSPORTATION		114,104,826	0.7
UTILITIES		322,609,792	2.0
	TOTAL CORPORATE BONDS (Cost $3,965,628,083)	4,220,007,919	25.6
GOVERNMENT BONDS
AGENCY SECURITIES		203,803,945	1.2
FOREIGN GOVERNMENT BONDS		579,691,208	3.5
MORTGAGE BACKED
	Federal Home Loan Mortgage Corp Gold (FGLMC)
66,121,121	2.500%, 07/01/33	66,802,727	0.4
1,052,403,577	2.500%–8.000%, 11/01/19–06/01/49	1,093,973,557	6.6
	Federal National Mortgage Association (FNMA)
53,391,593	4.000%, 03/01/44	57,005,963	0.4
76,577,210	3.000%, 01/01/47	78,383,894	0.5
119,613,214	3.000%, 09/01/49	121,464,837	0.7
1,572,383,909	2.127%–8.000%, 10/01/19–07/01/55	1,636,954,899	9.9
Principal	Issuer	Value	% of net assets
MORTGAGE BACKED—continued
	Government National Mortgage Association (GNMA)
$94,993,090	4.500%, 04/20/49	$99,378,149	0.6%
1,131,381,160	2.500%–8.500%, 01/20/24–09/20/49	1,181,079,172	7.2
	Other	1,209,229	0.0
		4,336,252,427	26.3
MUNICIPAL BONDS		118,454,757	0.7
U.S. TREASURY SECURITIES
	United States Treasury Bond
279,483,000	3.500%, 02/15/39	350,325,389	2.1
127,800,000	3.125%, 11/15/41	152,411,484	0.9
48,500,000	3.125%, 05/15/48	58,997,598	0.4
480,720,000	2.500%–5.000%, 02/15/36–11/15/48	589,040,455	3.6
	United States Treasury Note
143,000,000	2.625%, 07/31/20	143,893,750	0.9
60,000,000	2.375%, 03/15/21	60,532,031	0.4
55,000,000	1.375%, 04/30/21	54,699,219	0.3
53,000,000	2.250%, 04/30/21	53,424,414	0.3
65,000,000	1.375%, 05/31/21	64,634,375	0.4
78,000,000	1.625%, 06/30/21	77,908,593	0.5
60,000,000	1.500%, 09/30/21	59,852,344	0.4
57,000,000	1.750%, 11/30/21	57,126,914	0.3
70,000,000	2.625%, 12/15/21	71,539,453	0.4
51,700,000	2.000%, 12/31/21	52,120,062	0.3
60,000,000	1.875%, 02/28/22	60,351,563	0.4
51,000,000	1.875%, 03/31/22	51,348,633	0.3
200,000,000	2.250%, 04/15/22	203,148,438	1.2
92,000,000	1.875%, 04/30/22	92,621,719	0.6
100,000,000	2.125%, 05/15/22	101,308,594	0.6
63,000,000	1.875%, 07/31/22	63,477,422	0.4
55,000,000	1.625%, 08/31/22	55,049,414	0.3
65,000,000	2.000%, 10/31/22	65,804,883	0.4
108,000,000	2.000%, 11/30/22	109,371,093	0.7
60,000,000	2.625%, 02/28/23	62,076,563	0.4
80,000,000	2.500%, 03/31/23	82,525,000	0.5
80,000,000	2.750%, 05/31/23	83,328,125	0.5
91,500,000	2.625%, 06/30/23	94,995,585	0.6
80,000,000	2.750%, 07/31/23	83,481,250	0.5
116,000,000	2.750%, 08/31/23	121,183,750	0.7
65,000,000	2.875%, 11/30/23	68,407,422	0.4
55,000,000	2.625%, 12/31/23	57,378,320	0.4
129,300,000	2.500%, 01/31/24	134,315,425	0.8
70,000,000	2.375%, 02/29/24	72,430,859	0.4
325,000,000	2.125%, 03/31/24	332,896,486	2.0
174,000,000	2.250%, 04/30/24	179,267,579	1.1
111,500,000	2.000%, 05/31/24	113,743,067	0.7
152,000,000	1.750%, 06/30/24	153,312,187	0.9
212,000,000	1.750%, 07/31/24	213,912,969	1.3
70,000,000	1.500%, 09/30/24	69,833,203	0.4
50,000,000	2.250%, 03/31/26	51,955,078	0.3
66,000,000	2.875%, 05/15/28	72,450,469	0.4
85,000,000	3.125%, 11/15/28	95,452,344	0.6
100,000,000	2.625%, 02/15/29	108,257,812	0.7
142,000,000	2.375%, 05/15/29	150,836,172	0.9
105,000,000	1.625%, 08/15/29	104,544,726	0.6
132,500,000	3.000%, 02/15/49	158,109,766	1.0
1,208,979,100	1.125%–8.000%, 10/31/20–08/15/49	1,239,749,702	7.6
		6,553,431,699	39.8
	TOTAL GOVERNMENT BONDS (Cost $11,370,888,124)	11,791,634,036	71.5

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	37

Summary portfolio of investments (unaudited)	concluded

Bond Index Fund  ■  September 30, 2019

Principal	Issuer	Value	% of net assets
STRUCTURED ASSETS
ASSET BACKED	$134,998,865	0.8%
OTHER MORTGAGE BACKED	271,551,650	1.6
TOTAL STRUCTURED ASSETS (Cost $392,119,484)	406,550,515	2.4
TOTAL BONDS (Cost $15,728,635,691)	16,418,192,470	99.5
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT	157,216,174	1.0
TREASURY DEBT	57,651,080	0.3
TOTAL SHORT-TERM INVESTMENTS (Cost $214,860,586)	214,867,254	1.3
TOTAL PORTFOLIO (Cost $15,943,496,277)	16,633,059,724	100.8
OTHER ASSETS & LIABILITIES, NET	(133,449,076)	(0.8)
NET ASSETS	$16,499,610,648	100.0%

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 9/30/19, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $90,565,297 or 0.5% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

38	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Bond Plus Fund  ■  September 30, 2019

Principal	Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS	$2,683,811	0.1%
CAPITAL GOODS	4,840,548	0.1
COMMERCIAL & PROFESSIONAL SERVICES	17,177,270	0.4
CONSUMER DURABLES & APPAREL	1,001,911	0.0
CONSUMER SERVICES	10,299,727	0.2
DIVERSIFIED FINANCIALS	108,070	0.0
ENERGY	3,960,303	0.1
FOOD & STAPLES RETAILING	2,252,163	0.0
HEALTH CARE EQUIPMENT & SERVICES	6,337,418	0.1
INSURANCE	3,419,877	0.1
MATERIALS	4,679,445	0.1
MEDIA & ENTERTAINMENT	8,306,619	0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,158,399	0.0
REAL ESTATE	3,743,423	0.1
RETAILING	7,424,744	0.2
SOFTWARE & SERVICES	6,100,652	0.1
TECHNOLOGY HARDWARE & EQUIPMENT	1,001,691	0.0
TELECOMMUNICATION SERVICES	1,147,626	0.0
UTILITIES	498,750	0.0
TOTAL BANK LOAN OBLIGATIONS (Cost $90,546,367)	87,142,447	1.8
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	18,730,726	0.4
BANKS
Bank of America Corp
$46,634,000	2.151%–6.300%, 04/21/20–09/10/68	48,710,868	1.0
JPMorgan Chase & Co
14,980,000	3.702%, 05/06/30	16,068,916	0.3
Other	221,115,464	4.6
285,895,248	5.9
CAPITAL GOODS	51,861,052	1.1
COMMERCIAL & PROFESSIONAL SERVICES	33,020,833	0.7
CONSUMER DURABLES & APPAREL	12,376,867	0.3
CONSUMER SERVICES	31,972,753	0.7
DIVERSIFIED FINANCIALS
Wells Fargo & Co
15,850,000	2.625%, 07/22/22	16,026,338	0.3
Other	189,584,126	4.0
205,610,464	4.3
ENERGY	184,814,457	3.8
FOOD & STAPLES RETAILING	46,985,207	1.0
Principal		Issuer	Value	% of net assets
FOOD, BEVERAGE & TOBACCO			$56,141,431	1.2%
HEALTH CARE EQUIPMENT & SERVICES			42,110,023	0.9
HOUSEHOLD & PERSONAL PRODUCTS			405,000	0.0
INSURANCE			52,996,086	1.1
MATERIALS			67,524,696	1.4
MEDIA & ENTERTAINMENT			87,015,176	1.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			48,690,486	1.0
REAL ESTATE			52,254,231	1.1
RETAILING			32,686,855	0.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			11,234,407	0.2
SOFTWARE & SERVICES			40,363,766	0.8
TECHNOLOGY HARDWARE & EQUIPMENT			40,145,719	0.8
TELECOMMUNICATION SERVICES			86,594,963	1.8
TRANSPORTATION			47,362,063	1.0
UTILITIES			111,977,856	2.3
		TOTAL CORPORATE BONDS (Cost $1,578,105,651)	1,648,770,365	34.3
GOVERNMENT BONDS
FOREIGN GOVERNMENT BONDS			136,282,609	2.8
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp (FHLMC)
$13,088,504	i	2.328%, 06/15/48, LIBOR 1 M + 0.300%	12,991,189	0.3
		Federal Home Loan Mortgage Corp Gold (FGLMC)
23,133,898		3.500%, 08/01/46	24,388,941	0.5
43,778,822		3.000%, 01/01/47	44,877,265	0.9
35,888,707		3.000%, 02/01/47	36,746,680	0.8
16,787,141		3.500%, 02/01/47	17,408,556	0.3
36,408,100		3.500%, 03/01/48	38,285,677	0.8
12,184,053		4.000%, 03/01/48	13,015,250	0.3
25,023,215		4.500%, 08/01/48	27,071,644	0.6
		Federal National Mortgage Association (FNMA)
46,328,173		3.000%, 11/01/46	47,462,149	1.0
49,894,459		3.500%, 01/01/47	51,654,982	1.1
14,325,371		3.500%, 08/01/47	14,914,564	0.3
11,711,442		4.000%, 12/01/47	12,506,318	0.3
13,634,629		4.500%, 01/01/48	14,746,692	0.3
21,805,969		3.000%, 02/25/48	22,636,687	0.5
11,904,530		4.500%, 03/01/48	12,872,946	0.3
50,561,576		4.000%, 04/01/48	52,861,656	1.1
13,842,791		4.500%, 07/01/48	14,596,523	0.3
50,646,306		4.000%, 08/01/48	52,562,884	1.1
40,357,521		3.000%, 11/01/48	41,185,429	0.8
25,166,527		4.500%, 12/01/48	26,492,986	0.5
275,083,679		3.000%–9.000%, 12/25/19–10/01/49	277,881,837	5.7
		Government National Mortgage Association (GNMA)
12,314,222		3.000%, 12/20/47	12,655,519	0.3
30,203,120		3.500%, 12/20/47	31,372,169	0.6
27,051,867		3.500%, 01/20/48	28,087,561	0.6
13,095,046		4.000%, 07/20/49	13,656,588	0.3
		Other	100,544,091	2.1
			1,043,476,783	21.7

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	39

Summary portfolio of investments (unaudited)	continued

Bond Plus Fund  ■  September 30, 2019

Principal		Issuer	Value	% of net assets
MUNICIPAL BONDS			$202,150,466	4.2%
U.S. TREASURY SECURITIES
		United States Treasury Bond
$10,000,000		4.375%, 11/15/39	14,037,109	0.3
10,000,000		4.375%, 05/15/40	14,074,219	0.3
12,000,000		2.500%, 02/15/46	12,929,531	0.3
15,000,000		2.500%, 05/15/46	16,167,187	0.3
10,675,000		3.000%, 05/15/47	12,659,049	0.3
24,400,000		2.750%, 08/15/47	27,638,719	0.6
33,350,000		3.000%, 02/15/48	39,629,180	0.8
70,080,000		3.000%, 08/15/48	83,406,150	1.7
		United States Treasury Inflation Indexed Bonds
32,474,700	k	0.125%, 04/15/21	32,127,090	0.7
21,098,800	k	0.125%, 04/15/22	20,887,764	0.4
		United States Treasury Note
45,000,000		1.625%, 06/30/20	44,920,899	0.9
25,000,000		1.625%, 07/31/20	24,952,148	0.5
20,000,000		2.625%, 07/31/20	20,125,000	0.4
95,000,000		2.625%, 08/15/20	95,627,148	2.0
41,660,000		1.625%, 08/15/29	41,479,365	0.9
44,818,000		2.875%, 05/15/49	52,314,511	1.1
54,700,000		2.250%, 08/15/49	56,313,223	1.2
		Other	69,107,161	1.4
			678,395,453	14.1
		TOTAL GOVERNMENT BONDS (Cost $1,982,448,749)	2,060,305,311	42.8
STRUCTURED ASSETS
ASSET BACKED			361,824,482	7.5
OTHER MORTGAGE BACKED
		COMM Mortgage Trust Series-2012 CR2 (Class A3)
20,000,000	g	2.841%, 08/15/45	20,259,198	0.4
66,341,872	g,i	2.972%–5.137%, 08/10/46–05/10/51	69,436,361	1.5
		Connecticut Avenue Securities Series-2014 C03 (Class 1M2)
13,716,963	i	5.018%, 07/25/24, LIBOR 1 M + 3.000%	14,401,913	0.3
		FirstKey Mortgage Trust Series-2014 1 (Class A8)
13,992,760	g,i	3.500%, 11/25/44	14,107,004	0.3
		GS Mortgage Securities Corp II Series-2018 GS9 (Class AAB)
14,346,000	i	3.978%, 03/10/51	15,614,412	0.3
		Morgan Stanley Bank of America Merrill Lynch Trust Series-2015 C20 (Class A4)
12,304,000		3.249%, 02/15/48	12,880,211	0.3
		Sequoia Mortgage Trust
58,807,189	g,i	3.500%–4.000%, 05/25/45–06/25/49	59,661,048	1.2
		Other	326,817,697	6.8
			533,177,844	11.1
		TOTAL STRUCTURED ASSETS (Cost $878,165,474)	895,002,326	18.6
		TOTAL BONDS (Cost $4,438,719,874)	4,604,078,002	95.7
Shares	Company	Value	% of net assets
COMMON STOCKS
ENERGY		$1,631,405	0.0%
RETAILING		85,316	0.0
	TOTAL COMMON STOCKS (Cost $1,968,653)	1,716,721	0.0
RIGHTS / WARRANTS
ENERGY		217,365	0.0
	TOTAL RIGHTS / WARRANTS (Cost $270,181)	217,365	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$20,130,000	1.600%, 10/02/19	20,128,949	0.4
30,000,000	2.022%, 10/24/19	29,963,967	0.7
	Other	9,998,955	0.2
		60,091,871	1.3
TREASURY DEBT		38,590,474	0.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $98,174,332)	98,682,345	2.1
	TOTAL PORTFOLIO (Cost $4,629,679,407)	4,791,836,880	99.6
	OTHER ASSETS & LIABILITIES, NET	19,728,813	0.4
	NET ASSETS	$4,811,565,693	100.0%

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/19, the aggregate value of these securities, including those in “Other,” is $1,093,757,322 or 22.7% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

40	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Plus Fund  ■  September 30, 2019

Centrally cleared credit default swap contracts outstanding as of September 30, 2019 were as follows:

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount*	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS32V2-5 Year Index	5.000%	Credit event as specified in contract	Citigroup Global Markets Inc	06/20/24	$49,500,000	$(139,241)	$(16,489)
CDX-NAHYS32V2-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets Inc	06/20/24	49,500,000	(139,272)	36,591
Total						$(278,513)	$20,102

*	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	41

Summary portfolio of investments (unaudited)

5–15 Year Laddered Tax-Exempt Bond Fund  ■  September 30, 2019

Principal	Issuer	Value	% of net assets
LONG-TERM MUNICIPAL BONDS
ALABAMA		$3,260,314	1.2%
ALASKA
	Borough of Matanuska-Susitna AK
$2,570,000	5.000%, 09/01/25	3,058,968	1.1
	Other	590,750	0.2
		3,649,718	1.3
ARIZONA
	Chandler Industrial Development Authority
2,000,000	5.000%, 06/01/49	2,295,060	0.8
	Other	700,089	0.3
		2,995,149	1.1
ARKANSAS		2,325,980	0.8
CALIFORNIA
	California Health Facilities Financing Authority
1,510,000	5.000%, 09/01/33	1,838,803	0.6
	City of Los Angeles Department of Airports
2,000,000	5.000%, 05/15/27	2,413,620	0.9
	Elk Grove Finance Authority
1,715,000	5.000%, 09/01/30	2,029,840	0.7
	Other	5,311,381	1.9
		11,593,644	4.1
COLORADO
	City & County of Denver CO Airport System Revenue
1,500,000	5.000%, 11/15/30	1,836,315	0.6
	Colorado Health Facilities Authority
2,155,000	5.000%, 01/01/32	2,174,395	0.8
	Other	3,625,727	1.3
		7,636,437	2.7
CONNECTICUT
	University of Connecticut
2,000,000	5.000%, 03/15/28	2,402,240	0.8
	Other	6,417,818	2.3
		8,820,058	3.1
DISTRICT OF COLUMBIA		1,187,428	0.4
FLORIDA
	JEA Electric System Revenue
2,000,000	1.630%, 10/01/34	2,000,000	0.7
	Miami-Dade County Expressway Authority
1,375,000	5.000%, 07/01/31	1,634,958	0.6
	Port St. Lucie Community Redevelopment Agency
2,180,000	5.000%, 01/01/26	2,613,210	0.9
	Other	8,677,751	3.1
		14,925,919	5.3
GEORGIA
	Brookhaven Development Authority
1,250,000	5.000%, 07/01/27	1,564,600	0.6
	Other	9,150,081	3.2
		10,714,681	3.8
GUAM		487,720	0.2
Principal	Issuer	Value	% of net assets
HAWAII
	City & County of Honolulu HI
$1,275,000	5.000%, 09/01/27	$1,614,571	0.6%
	Other	2,396,510	0.8
		4,011,081	1.4
IDAHO		500,012	0.2
ILLINOIS
	Chicago Board of Education
1,500,000	5.000%, 12/01/26	1,731,225	0.6
	Chicago Midway International Airport
2,000,000	5.000%, 01/01/26	2,376,520	0.8
	City of Chicago IL Wastewater Transmission Revenue
1,500,000	5.000%, 01/01/22	1,609,050	0.6
	City of Chicago IL, GO
1,500,000	5.500%, 01/01/35	1,681,755	0.6
	County of Cook IL
1,750,000	5.000%, 11/15/31	2,056,425	0.7
	Metropolitan Water Reclamation District of Greater Chicago
2,000,000	5.000%, 12/01/30	2,404,860	0.9
	Sales Tax Securitization Corp
1,500,000	5.000%, 01/01/30	1,780,725	0.6
	State of Illinois
2,000,000	5.000%, 06/01/28	2,261,500	0.8
	Other	20,495,515	7.3
		36,397,575	12.9
INDIANA
	City of Whiting IN
1,365,000	5.000%, 12/01/44	1,619,709	0.6
		1,619,709	0.6
IOWA		583,276	0.2
KENTUCKY
	Kentucky Turnpike Authority
2,000,000	5.000%, 07/01/26	2,414,700	0.9
	Other	2,926,137	1.0
		5,340,837	1.9
LOUISIANA		4,307,166	1.5
MAINE		798,263	0.3
MASSACHUSETTS		1,665,148	0.6
MICHIGAN
	Michigan Finance Authority
2,000,000	5.000%, 04/01/25	2,332,560	0.8
2,000,000	5.000%, 11/15/28	2,433,420	0.9
1,650,000	5.000%, 07/01/44	1,776,885	0.6
	Wayne County Airport Authority
1,250,000	5.000%, 12/01/29	1,567,913	0.6
	Other	1,789,681	0.6
		9,900,459	3.5
MINNESOTA		2,601,261	0.9

42	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

5–15 Year Laddered Tax-Exempt Bond Fund  ■  September 30, 2019

Principal		Issuer	Value	% of net assets
MISSISSIPPI
		Mississippi Business Finance Corp
$4,000,000		1.600%, 12/01/30	$4,000,000	1.4%
		Mississippi Development Bank
1,500,000		5.000%, 03/01/24	1,710,495	0.6
		Other	5,984,848	2.1
			11,695,343	4.1
MISSOURI
		St. Louis Municipal Finance Corp
1,745,000		5.000%, 02/15/26	2,080,441	0.7
		Other	6,132,524	2.2
			8,212,965	2.9
NEBRASKA			277,148	0.1
NEVADA			1,916,867	0.7
NEW JERSEY
		New Jersey Sports & Exposition Authority
1,500,000		5.000%, 09/01/24	1,712,445	0.6
		New Jersey Transportation Trust Fund Authority
7,000,000		5.000%, 06/15/34	8,242,570	2.9
		Other	5,065,245	1.8
			15,020,260	5.3
NEW YORK
		Metropolitan Transportation Authority
1,475,000		5.000%, 11/15/24	1,729,703	0.6
		New York State Dormitory Authority
1,750,000		5.000%, 07/01/33	2,186,240	0.8
		Other	7,068,013	2.5
			10,983,956	3.9
NORTH CAROLINA
		County of Duplin NC
1,355,000		5.000%, 04/01/27	1,632,734	0.6
		North Carolina Medical Care Commission
2,000,000		5.000%, 06/01/34	2,045,360	0.7
		Other	3,127,080	1.1
			6,805,174	2.4
NORTH DAKOTA			2,526,000	0.9
OHIO
		County of Miami OH
1,500,000		5.000%, 08/01/32	1,841,790	0.7
		Other	3,810,856	1.3
			5,652,646	2.0
OKLAHOMA
		Oklahoma Development Finance Authority
1,500,000		5.250%, 08/15/48	1,777,845	0.7
		Other	927,983	0.3
			2,705,828	1.0
OREGON
		Oregon State Business Development Commission
3,000,000	g,h	6.500%, 04/01/31	2,828,730	1.0
		Other	2,332,310	0.8
			5,161,040	1.8
Principal		Issuer	Value	% of net assets
PENNSYLVANIA
		Pennsylvania Economic Development Financing Authority
$2,000,000		5.000%, 12/31/25	$2,330,240	0.8%
		Pennsylvania State University
2,500,000		5.000%, 03/01/40	2,534,875	0.9
		School District of the City of Erie
1,500,000		5.000%, 04/01/28	1,867,620	0.7
		Other	7,151,346	2.5
			13,884,081	4.9
RHODE ISLAND			1,848,854	0.7
SOUTH CAROLINA			1,170,862	0.4
SOUTH DAKOTA			1,142,804	0.4
TENNESSEE			1,190,802	0.4
TEXAS
		City of El Paso TX Airport Revenue
2,000,000		5.000%, 08/15/28	2,460,040	0.9
		City of Houston TX
1,970,000		5.000%, 03/01/32	2,406,591	0.9
		City of Lubbock TX
1,500,000		5.000%, 02/15/25	1,779,435	0.6
		Texas Municipal Gas Acquisition & Supply Corp III
1,545,000		5.000%, 12/15/32	1,681,254	0.6
		Other	16,811,328	6.0
			25,138,648	9.0
UTAH			3,047,815	1.1
VIRGIN ISLANDS
		Virgin Islands Public Finance Authority
2,000,000	g	5.000%, 09/01/25	2,257,580	0.8
2,500,000	g	5.000%, 09/01/33	2,763,950	1.0
			5,021,530	1.8
WASHINGTON
		City of Bellingham WA Water & Sewer Revenue
1,855,000	g	1.780%, 02/01/21	1,855,000	0.7
		Other	1,213,000	0.4
			3,068,000	1.1
WEST VIRGINIA			3,690,452	1.3
WISCONSIN			515,060	0.2
		TOTAL LONG-TERM MUNICIPAL BONDS (Cost $253,573,591)	265,997,970	94.4
SHORT-TERM INVESTMENTS
TREASURY DEBT
		United States Treasury Bill
2,000,000		1.849%, 10/22/19	1,997,892	0.7
			1,997,892	0.7
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,997,845)	1,997,892	0.7
		TOTAL PORTFOLIO (Cost $255,571,436)	267,995,862	95.1
		OTHER ASSETS & LIABILITIES, NET	13,820,739	4.9
		NET ASSETS	$281,816,601	100.0%

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	43

Summary portfolio of investments (unaudited)	concluded

5–15 Year Laddered Tax-Exempt Bond Fund  ■  September 30, 2019

Abbreviation(s):

GO	General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/19, the aggregate value of these securities, including those in “Other,” is $14,501,569 or 5.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

44	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Green Bond Fund  ■  September 30, 2019

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
ENERGY
		TerraForm Power Operating LLC
$643,599	†,i	4.044%, 11/08/22, LIBOR 1 M + 2.000%	$644,404	2.1%
			644,404	2.1
UTILITIES
		ExGen Renewables IV LLC
477,543	i	5.130%, 11/28/24, LIBOR 3 M + 3.000%	466,502	1.5
			466,502	1.5
		TOTAL BANK LOAN OBLIGATIONS (Cost $1,116,289)	1,110,906	3.6
BONDS
CORPORATE BONDS
BANKS
		HSBC Holdings plc
500,000		3.033%, 11/22/23	507,407	1.6
		ING Groep NV
500,000	g	4.625%, 01/06/26	553,104	1.8
		Mitsubishi UFJ Financial Group, Inc
550,000		2.527%, 09/13/23	554,654	1.8
		Other	457,056	1.5
			2,072,221	6.7
CAPITAL GOODS			256,250	0.8
CONSUMER SERVICES			514,110	1.7
MATERIALS
		Inversiones CMPC S.A.
525,000	g	4.375%, 04/04/27	555,849	1.8
		LG Chem Ltd
500,000	g	3.625%, 04/15/29	523,744	1.7
		Other	266,200	0.9
			1,345,793	4.4
REAL ESTATE
		Alexandria Real Estate Equities, Inc
500,000		4.000%, 01/15/24	533,553	1.7
		Digital Realty Trust LP
500,000		3.950%, 07/01/22	521,999	1.7
			1,055,552	3.4
TECHNOLOGY HARDWARE & EQUIPMENT
		Apple, Inc
500,000		2.850%, 02/23/23	514,762	1.7
500,000		3.000%, 06/20/27	525,849	1.7
			1,040,611	3.4
UTILITIES
		Avangrid, Inc
500,000		3.150%, 12/01/24	515,465	1.7
		Azure Power Energy Ltd
500,000	g	5.500%, 11/03/22	505,294	1.7
		DTE Electric Co
250,000		4.050%, 05/15/48	289,840	1.0
		Georgia Power Co
500,000		3.250%, 04/01/26	516,681	1.7
Principal		Issuer	Value	% of net assets
UTILITIES—continued
		HAT Holdings I LLC
$275,000	g	5.250%, 07/15/24	$289,094	0.9%
		Interstate Power & Light Co
500,000		4.100%, 09/26/28	551,106	1.8
		MidAmerican Energy Co
500,000		3.950%, 08/01/47	570,400	1.9
600,000		3.650%, 08/01/48	654,439	2.1
		NorthWestern Corp
250,000		4.176%, 11/15/44	282,744	0.9
		Public Service Co of Colorado
529,000		3.700%, 06/15/28	584,532	1.9
500,000		4.100%, 06/15/48	584,424	1.9
550,000		3.200%, 03/01/50	559,339	1.8
		Topaz Solar Farms LLC
389,983	g	4.875%, 09/30/39	406,659	1.3
		Westar Energy, Inc
500,000		2.550%, 07/01/26	504,229	1.6
		Other	933,809	3.0
			7,748,055	25.2
		TOTAL CORPORATE BONDS (Cost $12,899,535)	14,032,592	45.6
GOVERNMENT BONDS
AGENCY SECURITIES
		Genesis Solar Pass Through Trust
286,353	g	3.875%, 02/15/38	324,932	1.1
		Overseas Private Investment Corp (OPIC)
250,000		3.590%, 06/15/35	276,356	0.9
750,000		2.360%–3.050%, 10/15/29–07/15/38	778,240	2.5
			1,379,528	4.5
FOREIGN GOVERNMENT BONDS
		Asian Development Bank
579,000		1.750%, 08/14/26	581,214	1.9
250,000		3.125%, 09/26/28	278,609	0.9
		International Bank for Reconstruction & Development
500,000		2.125%, 03/03/25	512,250	1.7
500,000		3.125%, 11/20/25	542,133	1.8
		North American Development Bank
1,000,000		4.375%, 02/11/20	1,005,913	3.3
		Perusahaan Penerbit SBSN Indonesia III
300,000	g	3.750%, 03/01/23	310,653	1.0
		Other	1,022,440	3.3
			4,253,212	13.9
MUNICIPAL BONDS
		City of Austin TX Electric Utility Revenue
360,000		2.677%, 11/15/25	375,264	1.2
		Ohio Air Quality Development Authority
500,000	g	4.500%, 01/15/48	541,660	1.8
		State of California
500,000	i	2.862%, 04/01/47, LIBOR 1 M + 0.780%	501,405	1.6
		Warm Springs Reservation Confederated Tribe
500,000	g	2.800%, 11/01/22	500,305	1.6
		Other	247,568	0.8
			2,166,202	7.0
		TOTAL GOVERNMENT BONDS (Cost $7,548,283)	7,798,942	25.4

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	45

Summary portfolio of investments (unaudited)	concluded

Green Bond Fund  ■  September 30, 2019

Principal		Issuer	Value	% of net assets
STRUCTURED ASSETS
ASSET BACKED
		HERO Funding Trust
		Series-2016 3A (Class A2)
$474,739	g	3.910%, 09/20/42	$490,977	1.6%
		Series-2017 3A (Class A1)
288,345	g	3.190%, 09/20/48	294,317	1.0
		Series-2017 3A (Class A2)
581,015	g	3.950%, 09/20/48	607,700	2.0
		Sunrun Callisto Issuer LLC
		Series-2019 1A (Class A)
489,045	g	3.980%, 06/30/54	502,813	1.6
		Toyota Auto Receivables Owner Trust
		Series-2016 B (Class A4)
669,161		1.520%, 08/16/21	668,121	2.2
		Other	582,585	1.9
			3,146,513	10.3
OTHER MORTGAGE BACKED
		BBCMS Trust
		Series-2015 SRCH (Class D)
600,000	g,i	5.122%, 08/10/35	662,535	2.2
		COMM Mortgage Trust
		Series-2015 3BP (Class A)
500,000	g	3.178%, 02/10/35	523,149	1.7
		GRACE Mortgage Trust
		Series-2014 GRCE (Class A)
275,000	g	3.369%, 06/10/28	279,221	0.9
		Morgan Stanley Capital I Trust
		Series-2014 CPT (Class AM)
500,000	g,i	3.516%, 07/13/29	507,682	1.6
		Series-2013 WLSR (Class A)
300,000	g	2.695%, 01/11/32	299,699	1.0
		One Bryant Park Trust
		Series-2019 OBP (Class A)
500,000	g	2.516%, 09/13/49	502,639	1.6
		Wells Fargo Commercial Mortgage Trust
		Series-2013 120B (Class A)
780,000	g,i	2.800%, 03/18/28	779,645	2.5
		Other	297,132	1.0
			3,851,702	12.5

		TOTAL STRUCTURED ASSETS (Cost $6,722,779)	6,998,215	22.8

		TOTAL BONDS (Cost $27,170,597)	28,829,749	93.8

Shares		Company
PREFERRED STOCKS
REAL ESTATE			259,600	0.8
		TOTAL PREFERRED STOCKS (Cost $250,000)	259,600	0.8
Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$490,000	1.500%, 10/01/19	$490,000	1.6%
		490,000	1.6
	TOTAL SHORT-TERM INVESTMENTS (Cost $490,000)	490,000	1.6
	TOTAL PORTFOLIO (Cost $29,026,886)	30,690,255	99.8
	OTHER ASSETS & LIABILITIES, NET	55,495	0.2
	NET ASSETS	$30,745,750	100.0%

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/19, the aggregate value of these securities, including those in “Other,” is $13,023,498 or 42.4% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

46	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

High-Yield Fund  ■  September 30, 2019

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS			$8,340,217	0.2%
CAPITAL GOODS			15,337,464	0.4
COMMERCIAL & PROFESSIONAL SERVICES			19,217,924	0.5
CONSUMER DURABLES & APPAREL			11,020,579	0.3
CONSUMER SERVICES			34,100,909	0.9
ENERGY			17,904,746	0.5
HEALTH CARE EQUIPMENT & SERVICES
		RegionalCare Hospital Partners Holdings, Inc
$23,571,875	i	6.554%, 11/16/25, LIBOR 1 M + 4.500%	23,575,647	0.6
		Other	8,067,139	0.2
			31,642,786	0.8
INSURANCE			17,777,112	0.5
MATERIALS			13,088,953	0.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			9,444,700	0.2
REAL ESTATE			14,485,989	0.4
RETAILING			18,127,564	0.5
SOFTWARE & SERVICES
		Dun & Bradstreet Corp
$23,000,000	i	7.054%, 02/06/26, LIBOR 1 M + 5.000%	23,135,470	0.6
			23,135,470	0.6
UTILITIES			3,339,737	0.1
		TOTAL BANK LOAN OBLIGATIONS (Cost $245,554,947)	236,964,150	6.2
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS
		IHO Verwaltungs GmbH
19,800,000	g,o	6.375%, 05/15/29	19,998,000	0.5
		Panther BF Aggregator 2 LP
30,650,000	g	8.500%, 05/15/27	31,033,125	0.8
		Other	45,982,579	1.3
			97,013,704	2.6
BANKS			32,367,747	0.8
CAPITAL GOODS
		Beacon Escrow Corp
22,950,000	g	4.875%, 11/01/25	22,519,687	0.6
		Other	95,955,644	2.5
			118,475,331	3.1
COMMERCIAL & PROFESSIONAL SERVICES
		Prime Security Services Borrower LLC
30,075,000	g	5.750%, 04/15/26	31,317,097	0.8
		United Rentals North America, Inc
16,425,000		5.500%, 07/15/25	17,090,213	0.5
17,500,000		6.500%, 12/15/26	19,066,250	0.5
		Other	180,097,348	4.7
			247,570,908	6.5
Principal		Issuer	Value	% of net assets
CONSUMER DURABLES & APPAREL
		KB Home
$16,650,000		6.875%, 06/15/27	$18,731,250	0.5%
		Lennar Corp
16,000,000		4.500%, 04/30/24	16,856,000	0.4
		Mattel, Inc
28,050,000	g	6.750%, 12/31/25	29,268,492	0.8
		Other	44,582,062	1.2
			109,437,804	2.9
CONSUMER SERVICES
		Six Flags Entertainment Corp
17,500,000	g	4.875%, 07/31/24	18,112,500	0.5
		Other	158,673,023	4.1
			176,785,523	4.6
DIVERSIFIED FINANCIALS
		Icahn Enterprises LP
21,200,000		6.250%, 02/01/22	21,751,200	0.6
		Quicken Loans, Inc
19,350,000	g	5.250%, 01/15/28	19,969,200	0.5
		Other	102,521,002	2.7
			144,241,402	3.8
ENERGY
		AmeriGas Partners LP
39,600,000		5.500%–5.875%, 05/20/24–05/20/27	42,750,622	1.1
		Genesis Energy LP
17,900,000		6.500%, 10/01/25	17,452,500	0.5
17,500,000		6.250%, 05/15/26	16,843,750	0.5
		Hess Infrastructure Partners LP
18,825,000	g	5.625%, 02/15/26	19,672,125	0.5
		Targa Resources Partners LP
39,600,000		5.000%–6.875%, 02/01/25–01/15/29	41,401,433	1.1
		USA Compression Partners LP
30,000,000		6.875%, 04/01/26	31,125,000	0.8
		Other	485,701,316	12.7
			654,946,746	17.2
FOOD & STAPLES RETAILING
		Ingles Markets, Inc
17,960,000		5.750%, 06/15/23	18,341,650	0.5
		Other	24,983,683	0.6
			43,325,333	1.1
FOOD, BEVERAGE & TOBACCO			18,278,206	0.5
HEALTH CARE EQUIPMENT & SERVICES
		HCA, Inc
43,375,000		5.125%–7.500%, 02/01/25–06/15/49	47,950,833	1.3
		Tenet Healthcare Corp
23,125,000		4.625%, 07/15/24	23,766,256	0.6
55,900,000		6.250%–8.125%, 04/01/22–11/15/31	57,405,550	1.5
		Other	115,806,910	3.0
			244,929,549	6.4
HOUSEHOLD & PERSONAL PRODUCTS			10,659,438	0.3
INSURANCE			2,134,600	0.1

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	47

Summary portfolio of investments (unaudited)	continued

High-Yield Fund  ■  September 30, 2019

Principal		Issuer	Value	% of net assets
MATERIALS
		Nova Chemicals Corp
$35,000,000	g	4.875%, 06/01/24	$35,992,250	0.9%
		Tronox Finance plc
18,800,000	g	5.750%, 10/01/25	17,780,100	0.5
		Tronox, Inc
17,750,000	g	6.500%, 04/15/26	16,906,875	0.4
		Other	221,379,243	5.9
			292,058,468	7.7
MEDIA & ENTERTAINMENT
		CCO Holdings LLC
20,000,000	g	5.875%, 04/01/24	20,869,200	0.6
		CSC Holdings LLC
29,250,000	g	7.500%, 04/01/28	32,939,887	0.9
36,425,000		5.500%–6.750%, 11/15/21–01/15/30	38,797,880	1.0
		DISH DBS Corp
28,500,000		7.750%, 07/01/26	29,041,500	0.8
		Numericable-SFR S.A.
19,150,000	g	7.375%, 05/01/26	20,556,759	0.5
		Other	233,219,142	6.1
			375,424,368	9.9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		VRX Escrow Corp
18,600,000	g	6.125%, 04/15/25	19,297,500	0.5
		Other	52,377,037	1.4
			71,674,537	1.9
REAL ESTATE			16,474,855	0.4
RETAILING
		PetSmart, Inc
24,800,000	g	7.125%, 03/15/23	23,312,000	0.6
		Staples, Inc
26,575,000	g	10.750%, 04/15/27	27,305,813	0.7
		Other	110,184,741	2.9
			160,802,554	4.2
SOFTWARE & SERVICES
		Open Text Corp
16,400,000	g	5.875%, 06/01/26	17,510,280	0.5
		Refinitiv US Holdings, Inc
16,475,000	g	6.250%, 05/15/26	17,669,273	0.5
		Other	62,943,245	1.6
			98,122,798	2.6
TECHNOLOGY HARDWARE & EQUIPMENT
		CommScope, Inc
28,700,000	g	6.000%, 06/15/25	25,901,750	0.7
		Other	28,519,590	0.7
			54,421,340	1.4
TELECOMMUNICATION SERVICES
		CenturyLink, Inc
17,300,000		5.800%, 03/15/22	18,229,875	0.5
16,400,000		7.500%, 04/01/24	18,340,940	0.5
		Frontier Communications Corp
17,700,000	g	8.000%, 04/01/27	18,668,013	0.5
Principal		Issuer	Value	% of net assets
TELECOMMUNICATION SERVICES—continued
		T-Mobile USA, Inc
$22,000,000		5.125%, 04/15/25	$22,770,000	0.6%
		Vodafone Group plc
15,500,000	i	7.000%, 04/04/79, USD Swap
		Semi 30/360 5 Y + 4.873%	17,824,202	0.4
		Other	91,427,110	2.4
			187,260,140	4.9
TRANSPORTATION
		Bombardier, Inc
16,825,000	g	6.125%, 01/15/23	17,136,262	0.4
		Other	21,933,363	0.6
			39,069,625	1.0
UTILITIES
		Calpine Corp
17,125,000	g	5.250%, 06/01/26	17,724,375	0.5
		Vistra Operations Co LLC
19,600,000	g	5.625%, 02/15/27	20,622,728	0.5
		Other	54,343,938	1.4
			92,691,041	2.4
		TOTAL CORPORATE BONDS (Cost $3,250,639,204)	3,288,166,017	86.3
		TOTAL BONDS (Cost $3,250,639,204)	3,288,166,017	86.3

Shares		Company
COMMON STOCKS
DIVERSIFIED FINANCIALS
183,823		SPDR Bloomberg Barclays High Yield Bond ETF	19,988,913	0.5
			19,988,913	0.5
ENERGY			13,631,704	0.4
		TOTAL COMMON STOCKS (Cost $35,016,267)	33,620,617	0.9
RIGHTS / WARRANTS
ENERGY			1,454,955	0.0
		TOTAL RIGHTS / WARRANTS (Cost $1,808,487)	1,454,955	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$23,350,000		1.580%, 10/01/19	23,350,000	0.6
20,000,000		1.921%, 10/08/19	19,992,689	0.5
21,120,000		1.934%, 11/05/19	21,081,397	0.6
20,000,000		1.970%, 11/15/19	19,953,000	0.5
20,000,000		1.915%, 11/18/19	19,949,867	0.5
		Other	41,887,610	1.2
			146,214,563	3.9

48	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

High-Yield Fund  ■  September 30, 2019

Principal	Issuer	Value	% of net assets
TREASURY DEBT
	United States Treasury Bill
$31,030,000	1.850%–1.962%, 10/01/19	$31,030,000	0.8%
20,000,000	1.964%, 11/05/19	19,965,823	0.5
24,340,000	1.867%, 11/21/19	24,278,019	0.6
	Other	9,096,886	0.3
		84,370,728	2.2
	TOTAL SHORT-TERM INVESTMENTS (Cost $230,571,721)	230,585,291	6.1
	TOTAL PORTFOLIO (Cost $3,763,590,626)	3,790,791,030	99.5
	OTHER ASSETS & LIABILITIES, NET	19,626,977	0.5
	NET ASSETS	$3,810,418,007	100.0%

Abbreviation(s):

ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
M	Month
SPDR	Standard & Poor’s Depository Receipts
Y	Year

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/19, the aggregate value of these securities, including those in “Other,” is $1,773,274,942 or 46.5% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Centrally cleared credit default swap contracts outstanding as of September 30, 2019 were as follows:

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount	*	Variation margin	Unrealized appreciation (depreciation	)
CDX-NAHYS33V1-5 Year Index	5.000%	Credit event as specified in contract	Citigroup Global Markets Inc	12/20/24	$100,000,000		$(238,749)	$(238,749)
*	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	49

Portfolio of investments (unaudited)

Inflation-Linked Bond Fund  ■  September 30, 2019

Principal		Issuer	Value	% of net assets
GOVERNMENT BONDS
AGENCY SECURITIES
		Crowley Conro LLC
$4,200,000		4.181%, 08/15/43	$4,790,168	0.1%
		HNA LLC
2,123,778		2.369%, 09/18/27	2,161,510	0.1
		Montefiore Medical Center
9,825,000		2.895%, 04/20/32	10,264,461	0.3
		Private Export Funding Corp (PEFCO)
3,500,000		2.300%, 09/15/20	3,510,223	0.1
3,000,000		3.250%, 06/15/25	3,227,343	0.1
		Reliance Industries Ltd
4,276,316		2.444%, 01/15/26	4,356,380	0.1
		Ukraine Government AID International Bonds
3,000,000		1.847%, 05/29/20	3,005,683	0.1
15,000,000		1.471%, 09/29/21	14,939,584	0.4
			46,255,352	1.3
MORTGAGE BACKED
		Government National Mortgage Association (GNMA)
11,854,880		3.600%, 09/15/31	12,648,524	0.4
5,854,955		3.700%, 10/15/33	6,205,171	0.2
1,679,490		3.380%, 07/15/35	1,790,907	0.0
1,570,676		3.870%, 10/15/36	1,682,796	0.0
5,681,586		3.940%, 03/15/37	6,184,982	0.2
			28,512,380	0.8
U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
116,556,024	k	1.125%, 01/15/21	116,916,818	3.3
159,109,793	k	0.125%, 04/15/21	157,406,677	4.5
121,721,765	k	0.625%, 07/15/21	122,182,089	3.5
153,040,152	k	0.125%, 01/15/22	151,586,702	4.3
175,937,619	k	0.125%, 04/15/22	174,177,843	5.0
145,747,210	k	0.125%, 07/15/22	145,139,945	4.1
135,618,452	k	0.125%, 01/15/23	134,513,101	3.8
127,043,010	k	0.625%, 04/15/23	128,116,930	3.7
139,458,660	k	0.375%, 07/15/23	140,321,509	4.0
131,966,791	k	0.625%, 01/15/24	134,061,473	3.8
104,668,910	k	0.500%, 04/15/24	106,013,038	3.0
119,641,550	k	0.125%, 07/15/24	119,592,137	3.4
154,694,352	k	0.250%, 01/15/25	155,145,009	4.4
103,923,139	k	2.375%, 01/15/25	115,711,177	3.3
128,930,666	k	0.375%, 07/15/25	130,708,287	3.7
144,451,678	k	0.625%, 01/15/26	148,199,561	4.2
63,456,008	k	2.000%, 01/15/26	70,470,185	2.0
94,327,302	k	0.125%, 07/15/26	94,186,117	2.7
109,660,793	k	0.375%, 01/15/27	110,984,620	3.2
44,855,228	k	2.375%, 01/15/27	51,864,595	1.5
86,075,016	k	0.375%, 07/15/27	87,522,434	2.5
159,239,310	k	0.500%, 01/15/28	163,092,807	4.7
79,627,317	k	1.750%, 01/15/28	89,546,746	2.6
52,090,207	k	3.625%, 04/15/28	66,878,114	1.9
67,323,751	k	0.750%, 07/15/28	70,771,581	2.0
123,349,684	k	0.875%, 01/15/29	131,102,208	3.7
40,969,204	k	2.500%, 01/15/29	49,536,178	1.4
116,365,255	k	3.875%, 04/15/29	156,177,893	4.5
55,163,900	k	0.250%, 07/15/29	55,742,299	1.6
3,613,475	k	3.375%, 04/15/32	4,994,406	0.1
Principal	Issuer	Value	% of net assets
U.S. TREASURY SECURITIES—continued
	United States Treasury Note
$10,000,000	1.500%, 09/15/22	$9,981,641	0.3%
3,000,000	1.875%, 07/31/26	3,049,453	0.1
15,000,000	1.625%, 08/15/29	14,934,961	0.4
		3,410,628,534	97.2
	TOTAL GOVERNMENT BONDS (Cost $3,414,645,125)	3,485,396,266	99.3
	TOTAL PORTFOLIO (Cost $3,414,645,125)	3,485,396,266	99.3
	OTHER ASSETS & LIABILITIES, NET	25,794,649	0.7
	NET ASSETS	$3,511,190,915	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

50	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Short Duration Impact Bond Fund  ■  September 30, 2019

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
ENERGY
		TerraForm Power Operating LLC
$643,599	†,i	4.044%, 11/08/22, LIBOR 1 M + 2.000%	$644,404	2.3%
			644,404	2.3
UTILITIES
		ExGen Renewables IV LLC
477,543	i	5.130%, 11/28/24, LIBOR 3 M + 3.000%	466,502	1.6
			466,502	1.6
		TOTAL BANK LOAN OBLIGATIONS (Cost $1,116,289)	1,110,906	3.9
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS
		Harley-Davidson Financial Services, Inc
250,000	g	4.050%, 02/04/22	257,853	0.9
			257,853	0.9
BANKS
		Cooperatieve Rabobank UA
500,000	i	2.697%, 04/26/21, LIBOR 3 M + 0.430%	501,783	1.8
500,000	i	2.818%, 01/10/23, LIBOR 3 M + 0.480%	497,838	1.7
		HSBC Bank Canada
400,000	g	1.650%, 09/10/22	397,310	1.4
		HSBC Holdings plc
500,000		3.033%, 11/22/23	507,407	1.8
		Intesa Sanpaolo S.p.A
500,000	g	3.250%, 09/23/24	498,931	1.7
		M&T Bank Corp
500,000	i	2.947%, 07/26/23, LIBOR 3 M + 0.680%	500,837	1.8
		Regions Bank
500,000	i	2.479%, 04/01/21, LIBOR 3 M + 0.380%	499,304	1.8
350,000	i	2.676%, 08/13/21, LIBOR 3 M + 0.500%	350,114	1.2
		Toronto-Dominion Bank
500,000		1.850%, 09/11/20	499,599	1.8
		Zions Bancorp NA
300,000		3.350%, 03/04/22	307,114	1.1
			4,560,237	16.1
CAPITAL GOODS
		CNH Industrial Capital LLC
500,000		4.200%, 01/15/24	527,652	1.9
		Trimble, Inc
500,000		4.150%, 06/15/23	522,345	1.8
			1,049,997	3.7
CONSUMER SERVICES
		Nature Conservancy
260,000		3.333%, 02/01/24	259,788	0.9
			259,788	0.9
DIVERSIFIED FINANCIALS
		Century Housing Corp
250,000		3.995%, 11/01/21	256,096	0.9
		Other	657,077	2.3
			913,173	3.2
Principal		Issuer	Value	% of net assets
ENERGY
		Occidental Petroleum Corp
$1,000,000	i	3.637%, 08/15/22, LIBOR 3 M + 1.450%	$1,006,600	3.6%
		Phillips 66
500,000	g,i	3.053%, 04/15/20, LIBOR 3 M + 0.750%	500,170	1.8
		Other	100,517	0.3
			1,607,287	5.7
FOOD, BEVERAGE & TOBACCO
		Coca-Cola Co
400,000		1.750%, 09/06/24	396,935	1.4
			396,935	1.4
MATERIALS
		3M Co
500,000		2.000%, 02/14/25	496,934	1.8
		International Flavors & Fragrances, Inc
500,000		3.400%, 09/25/20	505,712	1.8
			1,002,646	3.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		GlaxoSmithKline Capital plc
500,000	i	2.525%, 05/14/21, LIBOR 3 M + 0.350%	500,684	1.8
		Zoetis, Inc
500,000	i	2.576%, 08/20/21, LIBOR 3 M + 0.440%	498,988	1.7
			999,672	3.5
REAL ESTATE
		Alexandria Real Estate Equities, Inc
500,000		4.000%, 01/15/24	533,553	1.9
			533,553	1.9
SOFTWARE & SERVICES
		Microsoft Corp
500,000		2.400%, 02/06/22	506,996	1.8
			506,996	1.8
TELECOMMUNICATION SERVICES
		Verizon Communications, Inc
500,000		3.119%, 03/16/22	507,527	1.8
			507,527	1.8
TRANSPORTATION
		United Parcel Service, Inc
500,000	i	2.548%, 05/16/22, LIBOR 3 M + 0.380%	501,990	1.8
			501,990	1.8
UTILITIES
		Korea Hydro & Nuclear Power Co Ltd
300,000	g	3.750%, 07/25/23	316,536	1.1
		Other	808,336	2.9
			1,124,872	4.0
		TOTAL CORPORATE BONDS (Cost $14,012,677)	14,222,526	50.3

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	51

Summary portfolio of investments (unaudited)	concluded

Short Duration Impact Bond Fund  ■  September 30, 2019

Principal		Issuer	Value	% of net assets
GOVERNMENT BONDS
AGENCY SECURITIES
		NCUA Guaranteed Notes
$500,000		3.450%, 06/12/21	$510,000	1.8%
		US Department of Housing and Urban Development (HUD)
250,000		2.618%, 08/01/23	258,864	0.9
			768,864	2.7
FOREIGN GOVERNMENT BONDS
		European Stability Mechanism
500,000	g	1.375%, 09/11/24	492,770	1.8
		International Development Association
500,000	g	2.750%, 04/24/23	518,767	1.8
		Nederlandse Waterschapsbank NV
250,000	g	3.125%, 12/05/22	260,805	0.9
		North American Development Bank
1,000,000		4.375%, 02/11/20	1,005,913	3.6
		Perusahaan Penerbit SBSN Indonesia III
500,000	g	3.750%, 03/01/23	517,755	1.8
		Other	504,171	1.8
			3,300,181	11.7
MUNICIPAL BONDS
		Warm Springs Reservation Confederated Tribe
450,000		2.550%–3.050%, 11/01/20–11/01/24	451,275	1.6
		Other	254,881	0.9
			706,156	2.5
U.S. TREASURY SECURITIES
		United States Treasury Note
500,000		2.500%, 05/31/20	501,992	1.8
500,000		2.500%, 01/31/21	504,727	1.8
495,000		1.500%, 09/15/22	494,091	1.7
1,500,000		2.625%, 12/31/23	1,564,863	5.5
		Other	250,342	0.9
			3,316,015	11.7
		TOTAL GOVERNMENT BONDS (Cost $7,943,190)	8,091,216	28.6
STRUCTURED ASSETS
ASSET BACKED
		HERO Funding Trust
		Series-2016 3A (Class A2)
474,739	g	3.910%, 09/20/42	490,977	1.7
		Sunrun Callisto Issuer LLC
		Series-2019 1A (Class A)
489,045	g	3.980%, 06/30/54	502,813	1.8
		Toyota Auto Receivables Owner Trust
		Series-2016 B (Class A4)
669,161		1.520%, 08/16/21	668,120	2.4
		Other	193,035	0.7
			1,854,945	6.6
Principal		Issuer	Value	% of net assets
OTHER MORTGAGE BACKED
		DBUBS Mortgage Trust
		Series-2011 LC2A (Class D)
$250,000	g,i	5.714%, 07/10/44	$260,490	0.9%
		GRACE Mortgage Trust
		Series-2014 GRCE (Class A)
275,000	g	3.369%, 06/10/28	279,221	1.0
		Morgan Stanley Capital I Trust
		Series-2014 CPT (Class AM)
500,000	g,i	3.516%, 07/13/29	507,682	1.8
		Series-2013 WLSR (Class A)
300,000	g	2.695%, 01/11/32	299,699	1.1
		Series-2011 C1 (Class D)
250,000	g,i	5.554%, 09/15/47	259,055	0.9
		Wells Fargo Commercial Mortgage Trust
		Series-2013 120B (Class A)
780,000	g,i	2.800%, 03/18/28	779,645	2.8
		WFRBS Commercial Mortgage Trust
		Series-2011 C2 (Class B)
250,000	g,i	5.174%, 02/15/44	257,075	0.9
		Other	206,121	0.7
			2,848,988	10.1
		TOTAL STRUCTURED ASSETS (Cost $4,624,356)	4,703,933	16.7
		TOTAL BONDS (Cost $26,580,223)	27,017,675	95.6
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			150,000	0.5
		TOTAL SHORT-TERM INVESTMENTS (Cost $150,000)	150,000	0.5
		TOTAL PORTFOLIO (Cost $27,846,512)	28,278,581	100.0
		OTHER ASSETS & LIABILITIES, NET	4,566	0.0
		NET ASSETS	$28,283,147	100.0%

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/19, the aggregate value of these securities, including those in “Other,” is $9,060,587 or 32.0% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

52	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Short-Term Bond Fund  ■  September 30, 2019

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
CAPITAL GOODS			$2,536,229	0.1%
COMMERCIAL & PROFESSIONAL SERVICES			4,612,507	0.2
CONSUMER DURABLES & APPAREL			2,653,108	0.1
CONSUMER SERVICES			7,360,735	0.3
HEALTH CARE EQUIPMENT & SERVICES			1,603,970	0.1
MATERIALS			495,772	0.0
MEDIA & ENTERTAINMENT			10,342,773	0.5
RETAILING			3,852,005	0.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,455,611	0.1
SOFTWARE & SERVICES			5,964,744	0.2
TECHNOLOGY HARDWARE & EQUIPMENT			1,947,426	0.1
TRANSPORTATION			1,939,394	0.1
UTILITIES			1,365,577	0.0
		TOTAL BANK LOAN OBLIGATIONS (Cost $46,074,823)	46,129,851	2.0
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			3,042,738	0.1
BANKS
		Bank Nederlandse Gemeenten NV
$11,850,000	g	2.500%, 02/28/20	11,867,769	0.5
		Bank of America Corp
10,000,000		2.328%, 10/01/21	10,011,011	0.4
		Dexia Credit Local S.A.
10,000,000	g	2.875%, 01/29/22	10,227,405	0.5
		HSBC Bank Canada
16,000,000	g	1.650%, 09/10/22	15,892,379	0.7
		JPMorgan Chase Bank NA
26,500,000		3.086%, 04/26/21	26,639,674	1.2
		Royal Bank of Canada
10,000,000	g	3.350%, 10/22/21	10,291,286	0.5
		Toronto-Dominion Bank
10,000,000	g	2.100%, 07/15/22	10,067,888	0.4
		Wells Fargo Bank NA
12,670,000		3.325%, 07/23/21	12,784,948	0.6
		Other	170,721,773	7.5
			278,504,133	12.3
CAPITAL GOODS			25,259,369	1.1
COMMERCIAL & PROFESSIONAL SERVICES			2,030,000	0.1
CONSUMER DURABLES & APPAREL			3,268,000	0.2
DIVERSIFIED FINANCIALS
		Federation des Caisses Desjardins du Quebec
16,800,000	g	1.950%, 09/26/22	16,830,947	0.8
		Other	109,544,635	4.8
			126,375,582	5.6
Principal		Issuer	Value	% of net assets
ENERGY			$35,030,870	1.5%
FOOD & STAPLES RETAILING			22,857,396	1.0
FOOD, BEVERAGE & TOBACCO			15,347,776	0.7
HEALTH CARE EQUIPMENT & SERVICES			6,795,778	0.3
INSURANCE			6,574,356	0.3
MATERIALS			27,478,049	1.2
MEDIA & ENTERTAINMENT			11,276,494	0.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			22,648,590	1.0
REAL ESTATE			8,839,043	0.4
RETAILING			4,821,973	0.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			7,479,452	0.3
SOFTWARE & SERVICES			9,017,060	0.4
TECHNOLOGY HARDWARE & EQUIPMENT			11,878,303	0.5
TELECOMMUNICATION SERVICES			20,638,735	0.9
TRANSPORTATION			17,196,992	0.8
UTILITIES			19,998,645	0.9
		TOTAL CORPORATE BONDS (Cost $678,893,431)	686,359,334	30.3
GOVERNMENT BONDS
AGENCY SECURITIES
		Iraq Government AID International Bond
$24,000,000		2.149%, 01/18/22	24,230,124	1.1
		Montefiore Medical Center
12,790,000		2.152%, 10/20/26	12,831,014	0.6
		Ukraine Government AID International Bonds
15,000,000		1.471%, 09/29/21	14,939,584	0.6
		Other	55,318,586	2.4
			107,319,308	4.7
FOREIGN GOVERNMENT BONDS
		CDP Financial, Inc
9,670,000	g	2.750%, 03/07/22	9,890,019	0.4
		CPPIB Capital, Inc
19,000,000	g	2.750%, 07/22/21	19,304,271	0.9
		European Stability Mechanism
25,000,000	g	1.375%, 09/11/24	24,638,494	1.1
		International Bank for Reconstruction & Development
10,000,000		1.500%, 08/28/24	9,937,682	0.4
		Kommunalbanken AS.
17,200,000	g	2.500%, 04/17/20	17,241,313	0.8
		Ontario Teachers’ Finance Trust
15,000,000	g	1.625%, 09/12/24	14,881,024	0.7
		Province of British Columbia Canada
12,000,000		1.750%, 09/27/24	12,029,712	0.5
		Other	142,800,491	6.3
			250,723,006	11.1
MORTGAGE BACKED			226,004	0.0
MUNICIPAL BONDS			5,028,350	0.2

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	53

Summary portfolio of investments (unaudited)	continued

Short-Term Bond Fund  ■  September 30, 2019

Principal		Issuer	Value	% of net assets
U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
$10,328,700	k	0.625%, 04/15/23	$10,416,011	0.5%
16,275,840	k	0.500%, 04/15/24	16,484,850	0.7
		United States Treasury Note
37,000,000		2.250%, 02/29/20	37,050,586	1.6
10,000,000		1.625%, 03/15/20	9,989,062	0.5
20,750,000		2.250%, 03/31/20	20,787,285	0.9
100,000,000		2.375%, 04/30/20	100,285,156	4.4
19,460,000		2.500%, 01/31/21	19,643,958	0.9
10,000,000		2.125%, 06/30/21	10,073,828	0.5
48,010,000		1.750%, 07/31/21	48,075,639	2.1
30,030,000		1.500%, 09/30/21	29,956,098	1.3
22,655,000		1.500%, 09/15/22	22,613,407	1.0
27,535,000		1.500%, 09/30/24	27,469,389	1.2
72,000,000		1.875%, 07/31/26	73,186,875	3.2
		Other	18,471,840	0.8
			444,503,984	19.6
	TOTAL GOVERNMENT BONDS (Cost $801,789,899)		807,800,652	35.6
STRUCTURED ASSETS
ASSET BACKED
		DB Master Finance LLC
		Series-2019 1A (Class A2I)
9,186,975	g	3.787%, 05/20/49	9,460,747	0.4
		Domino’s Pizza Master Issuer LLC
		Series-2017 1A (Class A2II)
14,700,000	g	3.082%, 07/25/47	14,749,833	0.7
		TES LLC
		Series-2017 1A (Class A)
12,173,234	g	4.330%, 10/20/47	12,405,108	0.5
		Verizon Owner Trust
		Series-2018 A (Class B)
10,905,000		3.380%, 04/20/23	11,214,522	0.5
		Other	154,039,042	6.8
			201,869,252	8.9
OTHER MORTGAGE BACKED
		1166 Avenue of the Americas Commercial Mortgage Trust II
		Series-2005 C6A (Class A1)
8,935,928	g	5.690%, 10/13/37	9,603,935	0.4
		20 Times Square Trust
		Series-2018 20TS (Class D)
10,000,000	g,i	3.203%, 05/15/35	10,043,169	0.4
		COMM Mortgage Trust
35,582,895	g,i	3.397%–4.906%, 08/10/29–08/10/50	36,368,182	1.6
		Connecticut Avenue Securities
53,464,889	g,i	2.165%–5.018%, 05/25/24–09/25/31,
		LIBOR 1 M + 1.300%–LIBOR 1 M + 3.000%	53,820,947	2.4
		Credit Suisse Commercial Mortgage Trust
		Series-2007 C2 (Class C)
12,000,000	g,i	5.897%, 01/15/49	14,856,876	0.7
		JP Morgan Mortgage Trust
		Series-2018 9 (Class A15)
10,145,476	g,i	4.000%, 02/25/49	10,152,325	0.4
25,606,702	g,i	3.500%–4.000%, 01/25/47–02/25/49	25,920,450	1.1
Principal		Issuer	Value	% of net assets
OTHER MORTGAGE BACKED—continued
		Sequoia Mortgage Trust
		Series-2016 1 (Class A10)
$10,471,894	g,i	3.500%, 06/25/46	$10,634,340	0.5%
		Series-2017 3 (Class A4)
10,394,020	g,i	3.500%, 04/25/47	10,562,517	0.5
		Series-2017 6 (Class A4)
11,518,869	g,i	3.500%, 09/25/47	11,712,512	0.5
		Series-2018 2 (Class A4)
14,241,024	g,i	3.500%, 02/25/48	14,426,653	0.6
		Series-2018 3 (Class A4)
35,570,246	g,i	3.500%, 03/25/48	36,102,413	1.6
		Structured Agency Credit Risk Debt Note (STACR)
		Series-2017 DNA2 (Class M1)
12,782,922	i	3.218%, 10/25/29, LIBOR 1 M + 1.200%	12,824,652	0.6
		Series-2017 DNA3 (Class M1)
13,304,755	i	2.768%, 03/25/30, LIBOR 1 M + 0.750%	13,306,017	0.6
		Other	215,996,493	9.5
			486,331,481	21.4
	TOTAL STRUCTURED ASSETS (Cost $682,192,683)		688,200,733	30.3
	TOTAL BONDS (Cost $2,162,876,013)		2,182,360,719	96.2
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT			5,759,699	0.3
TREASURY DEBT
		United States Treasury Bill
19,450,000		1.830%–1.854%, 10/01/19	19,450,000	0.9
15,090,000		1.852%, 10/22/19	15,074,097	0.6
25,000,000		2.133%, 12/12/19	24,910,938	1.1
			59,435,035	2.6
	TOTAL SHORT-TERM INVESTMENTS (Cost $65,177,184)		65,194,734	2.9
	TOTAL PORTFOLIO (Cost $2,274,128,020)		2,293,685,304	101.1
	OTHER ASSETS & LIABILITIES, NET		(25,764,918)	(1.1)
	NET ASSETS		$2,267,920,386	100.0%

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/19, the aggregate value of these securities, including those in “Other,” is $901,408,441 or 39.7% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

54	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Short-Term Bond Fund  ■  September 30, 2019

Futures contracts outstanding as of September 30, 2019 were as follows:

Description	Number of long (short contracts )	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
US 10 Year Note (CBT)	(191)	12/19/19	$(24,992,169)	$(24,889,688)	$102,481
US 5 Year Note (CBT)	(510)	12/31/19	(60,935,751)	(60,765,703)	170,048
Total	(701)		$(85,927,920)	$(85,655,391)	$272,529

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	55

Summary portfolio of investments (unaudited)

Short-Term Bond Index Fund  ■  September 30, 2019

Principal	Issuer	Value	% of net assets
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS		$805,911	0.1%
BANKS
	JPMorgan Chase & Co
$1,450,000	3.207%, 04/01/23	1,484,489	0.2
	Other	38,845,921	6.5
		40,330,410	6.7
CAPITAL GOODS		6,578,436	1.1
COMMERCIAL & PROFESSIONAL SERVICES		1,790,686	0.3
CONSUMER DURABLES & APPAREL		100,294	0.0
CONSUMER SERVICES		1,369,846	0.2
DIVERSIFIED FINANCIALS		28,575,424	4.8
ENERGY		9,354,623	1.6
FOOD & STAPLES RETAILING		3,146,429	0.5
FOOD, BEVERAGE & TOBACCO		6,492,889	1.1
HEALTH CARE EQUIPMENT & SERVICES		3,398,964	0.6
HOUSEHOLD & PERSONAL PRODUCTS		716,423	0.1
INSURANCE		2,778,904	0.5
MATERIALS		3,315,632	0.5
MEDIA & ENTERTAINMENT		3,530,388	0.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		8,804,111	1.5
REAL ESTATE		2,721,792	0.5
RETAILING		2,038,566	0.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,717,719	0.3
SOFTWARE & SERVICES		4,517,839	0.7
TECHNOLOGY HARDWARE & EQUIPMENT		5,903,789	1.0
TELECOMMUNICATION SERVICES		3,267,719	0.5
TRANSPORTATION		2,272,438	0.4
UTILITIES		6,713,775	1.1
	TOTAL CORPORATE BONDS (Cost $148,605,675)	150,243,007	25.0
GOVERNMENT BONDS
AGENCY SECURITIES
	Federal Home Loan Bank (FHLB)
2,400,000	1.875%, 03/13/20	2,400,105	0.4
3,000,000	2.625%, 05/28/20	3,014,550	0.5
3,000,000	3.000%, 10/12/21	3,079,544	0.5
	Federal Home Loan Mortgage Corp (FHLMC)
1,500,000	1.875%, 11/17/20	1,501,515	0.2
2,500,000	2.375%, 01/13/22	2,539,181	0.4
	Federal National Mortgage Association (FNMA)
3,000,000	1.500%, 11/30/20	2,989,324	0.5
1,500,000	2.625%, 01/11/22	1,531,844	0.3
	Other	3,457,595	0.6
		20,513,658	3.4
Principal	Issuer	Value	% of net assets
FOREIGN GOVERNMENT BONDS
	Asian Development Bank
$1,500,000	1.375%, 03/23/20	$1,495,407	0.3%
	European Investment Bank
2,000,000	2.875%, 09/15/20	2,018,110	0.3
2,000,000	2.375%, 05/13/21	2,020,212	0.3
	Inter-American Development Bank
1,636,000	1.375%, 07/15/20	1,629,422	0.3
	International Bank for Reconstruction & Development
2,000,000	1.625%, 02/10/22	1,998,875	0.3
	Kreditanstalt fuer Wiederaufbau
1,500,000	1.875%, 06/30/20	1,499,336	0.3
2,000,000	2.625%, 04/12/21	2,025,600	0.3
	Other	27,861,941	4.7
		40,548,903	6.8
U.S. TREASURY SECURITIES
	United States Treasury Note
7,750,000	1.750%, 11/15/20	7,744,551	1.3
2,000,000	2.750%, 11/30/20	2,021,484	0.3
6,250,000	1.875%, 12/15/20	6,255,615	1.0
7,000,000	2.500%, 12/31/20	7,060,430	1.2
9,900,000	2.000%, 01/15/21	9,926,684	1.7
2,500,000	2.500%, 01/31/21	2,523,633	0.4
15,500,000	2.250%, 02/15/21	15,600,508	2.6
5,900,000	2.500%, 02/28/21	5,960,383	1.0
7,000,000	2.375%, 03/15/21	7,062,070	1.2
31,200,000	2.250%, 03/31/21	31,429,125	5.2
5,150,000	2.375%, 04/15/21	5,198,684	0.9
16,250,000	2.250%, 04/30/21	16,380,127	2.7
11,600,000	2.625%, 05/15/21	11,766,750	2.0
8,500,000	2.125%, 05/31/21	8,557,441	1.4
10,250,000	2.625%, 06/15/21	10,406,553	1.7
18,800,000	1.625%, 06/30/21	18,777,969	3.1
16,250,000	2.625%, 07/15/21	16,512,793	2.8
6,000,000	1.750%, 07/31/21	6,008,203	1.0
12,250,000	2.750%, 08/15/21	12,489,258	2.1
3,000,000	1.500%, 08/31/21	2,991,094	0.5
13,500,000	2.750%, 09/15/21	13,787,402	2.3
6,000,000	1.500%, 09/30/21	5,985,234	1.0
9,000,000	2.875%, 10/15/21	9,219,727	1.5
17,750,000	2.875%, 11/15/21	18,200,683	3.0
14,250,000	2.625%, 12/15/21	14,563,389	2.4
20,500,000	2.500%, 01/15/22	20,897,187	3.5
10,000,000	2.375%, 03/15/22	10,191,016	1.7
12,000,000	2.250%, 04/15/22	12,188,906	2.0
18,000,000	2.125%, 05/15/22	18,235,547	3.0
14,000,000	1.750%, 06/15/22	14,063,984	2.4
20,000,000	1.750%, 07/15/22	20,081,250	3.4
13,000,000	1.500%, 08/15/22	12,971,055	2.2
5,000,000	1.500%, 09/15/22	4,990,820	0.8
4,000,000	1.500%, 09/30/24	3,990,469	0.7
	Other	1,020,273	0.2
		385,060,297	64.2
	TOTAL GOVERNMENT BONDS (Cost $441,526,143)	446,122,858	74.4
	TOTAL BONDS (Cost $590,131,818)	596,365,865	99.4

56	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Short-Term Bond Index Fund  ■  September 30, 2019

Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$6,790,000	1.500%, 10/01/19	$6,790,000	1.1%
		6,790,000	1.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,790,000)	6,790,000	1.1
	TOTAL PORTFOLIO (Cost $596,921,818)	603,155,865	100.5
	OTHER ASSETS & LIABILITIES, NET	(3,052,977)	(0.5)
	NET ASSETS	$600,102,888	100.0%

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 9/30/19, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $3,219,711 or 0.5% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	57

Summary portfolio of investments (unaudited)

Social Choice Bond Fund  ■  September 30, 2019

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
COMMERCIAL & PROFESSIONAL SERVICES			$3,453,770	0.1%
ENERGY			7,297,537	0.2
MATERIALS			2,756,052	0.1
TECHNOLOGY HARDWARE & EQUIPMENT			1,887,986	0.0
UTILITIES			4,163,234	0.1
	TOTAL BANK LOAN OBLIGATIONS (Cost $19,613,950)		19,558,579	0.5
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			31,409,632	0.7
BANKS
		Bank of Nova Scotia
$15,500,000		2.700%, 08/03/26	15,723,603	0.4
		Citizens Financial Group, Inc
20,000,000		2.850%, 07/27/26	20,201,446	0.5
		ING Groep NV
13,875,000	g	4.625%, 01/06/26	15,348,638	0.3
		Other	367,512,859	8.5
			418,786,546	9.7
CAPITAL GOODS
		NBM US Holdings, Inc
13,750,000	g	6.625%, 08/06/29	14,093,750	0.3
		Other	30,140,597	0.7
			44,234,347	1.0
COMMERCIAL & PROFESSIONAL SERVICES			18,650,091	0.4
CONSUMER SERVICES
		Starbucks Corp
13,500,000		4.450%, 08/15/49	15,671,667	0.3
		Other	54,894,722	1.3
			70,566,389	1.6
DIVERSIFIED FINANCIALS
		Bank of Montreal
15,750,000	i	2.768%, 09/11/22, LIBOR 3 M + 0.630%	15,835,833	0.4
		Unilever Capital Corp
24,750,000		2.000%, 07/28/26	24,537,860	0.6
		Other	147,665,315	3.4
			188,039,008	4.4
ENERGY
		EQT Corp
15,000,000	i	2.103%, 10/01/20, LIBOR 3 M + 0.770%	14,965,854	0.3
		Other	143,197,006	3.4
			158,162,860	3.7
FOOD, BEVERAGE & TOBACCO			16,186,900	0.4
HEALTH CARE EQUIPMENT & SERVICES			25,741,772	0.6
HOUSEHOLD & PERSONAL PRODUCTS			6,697,544	0.2
Principal		Issuer	Value	% of net assets
INSURANCE			$45,379,909	1.1%
MATERIALS
		3M Co
$14,500,000		2.000%, 02/14/25	14,411,104	0.3
		Klabin Austria GmbH
14,000,000	g	7.000%, 04/03/49	14,907,200	0.3
		Other	81,028,519	1.9
			110,346,823	2.5
MEDIA & ENTERTAINMENT			2,931,306	0.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		Merck & Co, Inc
11,500,000		3.900%, 03/07/39	13,371,013	0.3
		Other	62,099,763	1.5
			75,470,776	1.8
REAL ESTATE			58,632,819	1.4
RETAILING			11,526,584	0.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			8,160,441	0.2
SOFTWARE & SERVICES
		International Business Machines Corp
23,000,000	i	2.576%, 05/13/21, LIBOR 3 M + 0.400%	23,089,510	0.5
17,900,000		4.150%, 05/15/39	20,444,351	0.5
			43,533,861	1.0
TECHNOLOGY HARDWARE & EQUIPMENT			5,258,496	0.1
TELECOMMUNICATION SERVICES
		Telefonica Emisiones SAU
11,000,000		5.520%, 03/01/49	13,406,323	0.3
		Other	33,959,723	0.8
			47,366,046	1.1
TRANSPORTATION
		Delta Air Lines, Inc
15,400,000		3.404%, 04/25/24	16,119,237	0.4
		Other	93,310,238	2.1
			109,429,475	2.5
UTILITIES
		Arizona Public Service Co
12,500,000		3.750%, 05/15/46	13,294,179	0.3
		Avangrid, Inc
16,275,000		3.800%, 06/01/29	17,488,359	0.4
		Public Service Co of Colorado
16,575,000		3.200%, 03/01/50	16,856,434	0.4
		Other	311,121,322	7.2
			358,760,294	8.3
	TOTAL CORPORATE BONDS (Cost $1,765,598,830)		1,855,271,919	43.1

58	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Social Choice Bond Fund  ■  September 30, 2019

Principal		Issuer	Value	% of net assets
GOVERNMENT BONDS
AGENCY SECURITIES
		MSN 41079 and 41084 Ltd
14,199,113		1.717%, 07/13/24	$14,145,763	0.3%
		NCUA Guaranteed Notes
16,423,000		3.450%, 06/12/21	16,751,476	0.4
		Overseas Private Investment Corp (OPIC)
15,000,000		2.360%, 10/15/29	15,179,497	0.4
93,292,419	j	0.000%–4.140%, 11/15/19–07/15/38	97,722,438	2.3
		Ukraine Government AID International Bonds
13,410,000		1.471%, 09/29/21	13,355,988	0.3
		Other	283,803,735	6.6
			440,958,897	10.3
FOREIGN GOVERNMENT BONDS
		CDP Financial, Inc
17,500,000	g	2.125%, 06/11/21	17,584,316	0.4
		European Bank for Reconstruction & Development
15,000,000		1.625%, 09/27/24	14,980,146	0.4
		OMERS Finance Trust
13,000,000	g	2.500%, 05/02/24	13,405,897	0.3
		Other	236,048,706	5.6
			282,019,065	6.7
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
19,516,307		3.500%, 03/01/48	20,522,768	0.5
47,588,183		3.000%–5.000%, 06/01/36–08/01/48	49,833,307	1.2
		Federal National Mortgage Association (FNMA)
14,372,557		3.000%, 10/01/46	14,505,816	0.3
18,427,788		3.000%, 11/01/46	18,878,845	0.4
19,727,184		4.000%, 04/01/48	20,624,587	0.5
13,248,433		4.500%, 07/01/48	13,969,802	0.3
16,193,479		4.000%, 08/01/48	16,806,280	0.4
30,667,000		3.000%, 11/01/48	31,296,113	0.7
19,637,888		4.500%, 12/01/48	20,672,948	0.5
131,435,065		1.625%–5.500%, 01/21/20–10/01/49	134,575,393	3.1
		Other	52,179,959	1.2
			393,865,818	9.1
MUNICIPAL BONDS
		Chicago Metropolitan Water Reclamation
		District-Greater Chicago
16,465,000		5.720%, 12/01/38	22,277,804	0.5
		City of Houston TX Combined Utility System Revenue
12,425,000		3.828%, 05/15/28	13,645,259	0.3
		Ohio State Water Development Authority
12,900,000		4.879%, 12/01/34	15,392,925	0.4
		Other	350,611,948	8.1
			401,927,936	9.3
U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
20,344,800	k	0.500%, 04/15/24	20,606,062	0.5
		United States Treasury Note
41,395,000		1.500%, 09/30/24	41,296,363	1.0
17,040,000		2.750%, 06/30/25	18,111,656	0.4
14,250,000		2.750%, 08/31/25	15,167,344	0.3
34,685,000	h	1.875%, 07/31/26	35,256,761	0.8
Principal		Issuer	Value	% of net assets
U.S. TREASURY SECURITIES—continued
$18,195,000		1.625%, 09/30/26	$18,198,554	0.4%
31,145,000		1.625%, 08/15/29	31,009,957	0.7
80,969,000		2.875%, 05/15/49	94,512,330	2.2
		Other	28,942,943	0.7
			303,101,970	7.0
	TOTAL GOVERNMENT BONDS (Cost $1,768,369,353)		1,821,873,686	42.4
STRUCTURED ASSETS
ASSET BACKED
		Sunrun Callisto Issuer LLC
		Series-2019 1A (Class A)
18,339,200	g	3.980%, 06/30/54	18,855,472	0.4
		Tesla Auto Lease Trust
		Series-2018 B (Class A)
15,862,733	g	3.710%, 08/20/21	16,118,009	0.4
		Other	139,901,574	3.3
			174,875,055	4.1
OTHER MORTGAGE BACKED
		Hudson Yards Mortgage Trust
		Series-2019 30HY (Class D)
17,500,000	g,i	3.558%, 07/10/39	18,222,178	0.4
		One Bryant Park Trust
		Series-2019 OBP (Class A)
17,750,000	g	2.516%, 09/13/49	17,843,697	0.4
		Other	298,244,077	7.0
			334,309,952	7.8
	TOTAL STRUCTURED ASSETS (Cost $497,849,260)		509,185,007	11.9
	TOTAL BONDS (Cost $4,031,817,443)		4,186,330,612	97.4

Shares		Company
PREFERRED STOCKS
REAL ESTATE			10,384,000	0.2
	TOTAL PREFERRED STOCKS (Cost $10,000,000)		10,384,000	0.2

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$22,330,000		1.600%, 10/02/19	22,328,834	0.5
		Other	33,783,961	0.8
			56,112,795	1.3

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	59

Summary portfolio of investments (unaudited)	concluded

Social Choice Bond Fund  ■  September 30, 2019

Principal	Issuer	Value	% of net assets
TREASURY DEBT
	United States Treasury Bill
$14,120,000	1.850%–1.900%, 10/01/19	$14,120,000	0.3%
	Other	12,045,876	0.3
		26,165,876	0.6
	TOTAL SHORT-TERM INVESTMENTS (Cost $82,276,708)	82,278,671	1.9
	TOTAL PORTFOLIO (Cost $4,143,708,101)	4,298,551,862	100.0
	OTHER ASSETS & LIABILITIES, NET	1,228,643	0.0
	NET ASSETS	$4,299,780,505	100.0%

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/19, the aggregate value of these securities, including those in “Other,” is $989,622,730 or 23.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Forward foreign currency contracts outstanding as of September 30, 2019 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$7,126,223	EUR	6,490,250	Australia & New Zealand Banking Group	11/27/19	$22,028

60	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Money Market Fund  ■  September 30, 2019

Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Farm Credit Bank (FFCB)
$10,000,000	0.010%, 10/08/19	$9,995,955	0.7%
18,350,000	0.010%, 10/04/19–11/27/19	18,318,201	1.2
	Federal Home Loan Bank (FHLB)
13,466,000	0.010%, 10/02/19	13,465,217	0.9
12,600,000	0.010%, 10/03/19	12,598,579	0.8
30,400,000	0.010%, 10/08/19	30,388,089	2.0
19,200,000	0.010%, 10/09/19	19,191,310	1.2
10,000,000	0.010%, 10/10/19	9,994,750	0.6
65,000,000	0.010%, 10/11/19	64,961,250	4.2
55,535,000	0.010%, 10/16/19	55,486,255	3.6
27,600,000	0.010%, 10/23/19	27,565,517	1.8
47,890,000	0.010%, 10/25/19	47,823,490	3.1
10,759,000	0.010%, 10/28/19	10,742,176	0.7
12,200,000	0.010%, 10/29/19	12,181,022	0.8
30,790,000	0.010%, 10/30/19	30,738,112	2.0
30,840,000	0.010%, 11/01/19	30,785,623	2.0
31,010,000	0.010%, 11/05/19	30,951,813	2.0
18,450,000	0.010%, 11/06/19	18,414,576	1.2
12,035,000	0.010%, 11/08/19	12,009,772	0.8
20,000,000	0.010%, 11/12/19	19,954,733	1.3
15,000,000	0.010%, 11/18/19	14,961,400	1.0
25,550,000	0.010%, 11/20/19	25,481,531	1.7
19,000,000	0.010%, 11/22/19	18,946,787	1.2
47,400,000	0.010%, 11/25/19	47,260,236	3.1
60,500,000	0.010%, 11/26/19	60,318,836	3.9
50,000,000	0.010%, 12/06/19	49,816,667	3.2
26,650,000	0.010%, 12/11/19	26,548,560	1.7
22,715,000	0.010%, 10/04/19–12/13/19	22,652,624	1.5
	Federal Home Loan Mortgage Corp (FHLMC)
10,900,000	0.010%, 10/17/19	10,888,671	0.7
12,000,000	0.010%, 11/19/19	11,964,753	0.8
25,000,000	0.010%, 12/20/19	24,898,056	1.6
50,000,000	0.010%, 12/30/19	49,763,750	3.2
56,500,000	0.010%, 01/17/20	56,183,035	3.6
40,145,000	0.010%, 10/03/19–12/09/19	40,090,503	2.6
	Federal National Mortgage Association (FNMA)
14,328,000	0.010%, 10/02/19	14,327,136	0.9
23,000,000	0.010%, 10/07/19	22,992,448	1.5
11,000,000	0.010%, 10/16/19	10,991,200	0.7
14,400,000	0.010%, 10/18/19	14,386,672	0.9
	Other	7,981,271	0.5
		1,006,020,576	65.2
TREASURY DEBT
	United States Treasury Bill
31,045,000	0.010%, 10/01/19	31,045,000	2.0
18,400,000	0.010%, 10/08/19	18,392,780	1.2
30,025,000	0.010%, 10/10/19	30,008,040	1.9
42,800,000	0.010%, 10/29/19	42,735,899	2.8
21,400,000	0.010%, 12/05/19	21,324,824	1.4
39,241,000	0.010%, 12/12/19	39,088,836	2.5
10,970,000	0.010%, 12/19/19	10,924,719	0.7
28,730,000	0.010%, 10/15/19–11/07/19	28,685,051	1.9
	United States Treasury Note
12,665,000	1.000%, 11/15/19	12,641,266	0.8
17,400,000	1.375%, 04/30/20	17,353,576	1.1
17,000,000	1.000%–2.000%, 10/15/19–02/29/20	16,986,130	1.1
		269,186,121	17.4
Principal		Issuer	Value	% of net assets
VARIABLE RATE SECURITIES
		Federal Agricultural Mortgage Corp (FAMC)
$25,000,000	i	1.880%, 11/09/20, SOFR + 0.060%	$25,000,000	1.6%
15,000,000	i	1.890%, 02/08/21, SOFR + 0.070%	15,000,000	1.0
61,500,000	i	1.860%–2.160%, 11/01/19–12/21/20,
		SOFR + 0.040%–LIBOR 1 M + 0.060%	61,494,000	4.0
		Federal Farm Credit Bank (FFCB)
11,500,000	i	2.020%, 02/20/20, FRED – 2.980%	11,499,817	0.7
49,005,000	i	1.920%–2.130%, 10/10/19-01/19/21,
		FRED – 3.080%–FRED – 2.870%	48,999,354	3.2
		Federal Home Loan Bank (FHLB)
13,000,000	i	1.290%, 07/29/20, SOFR + 0.100%	13,000,000	0.8
25,000,000	i	1.855%–1.875%, 06/19/20–05/14/21,
		SOFR + 0.035%–SOFR + 0.055%	25,000,000	1.6
		United States Treasury Floating Rate Note
14,000,000	i	1.962%, 10/31/19, US Treasury Bill 3 M + 0.048%	14,000,383	0.9
50,000,000	i	1.947%, 04/30/20, US Treasury Bill 3 M + 0.033%	49,982,800	3.2
12,000,000	i	1.959%, 10/31/20, US Treasury Bill 3 M + 0.045%	11,993,302	0.8
		Other	23,499,648	1.6
			299,469,304	19.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,574,676,001)		1,574,676,001	102.0
	TOTAL PORTFOLIO (Cost $1,574,676,001)		1,574,676,001	102.0
	OTHER ASSETS & LIABILITIES, NET		(31,328,476)	(2.0)
	NET ASSETS		$1,543,347,525	100.0%

Abbreviation(s):

FRED	Federal Bank Prime Loan Rate
LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	61

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  September 30, 2019

	Bond Fund	Bond Index Fund	Bond Plus Fund	5–15 Year Laddered Tax-Exempt Bond Fund	Green Bond Fund	High-Yield Fund	Inflation- Linked Bond Fund	Short Duration Impact Bond Fund	Short-Term Bond Fund	Short-Term Bond Index Fund	Social Choice Bond Fund	Money Market Fund

ASSETS
Portfolio investments, at value†	$6,884,954,160	$16,633,059,724	$4,791,836,880	$267,995,862	$30,690,255	$3,790,791,030	$3,485,396,266	$28,278,581	$2,293,685,304	$603,155,865	$4,298,551,862	$1,574,676,001
Cash§#	18,685,964	20,083	12,714,673	11,083,711	—	670,132	8,591,596	4,309	2,423,415	5,393	5,246,707	51,989
Receivable from securities transactions	94,067,315	33,803,420	15,742,268	—	1,637	299,618	—	1,638	106,385,807	6,607,743	56,116,840	—
Receivable for delayed delivery securities	24,173,709	—	13,041,428	—	—	—	—	—	—	—	8,722,365	—
Receivable from Fund shares sold	199,559,728	103,690,583	12,067,479	99,021	7,660	2,662,787	11,501,489	—	862,144	8,512,018	7,432,272	4,996,662
Dividends and interest receivable	39,517,715	89,691,594	29,225,035	2,974,682	203,658	58,378,965	7,656,010	142,001	10,662,760	3,411,834	26,424,997	1,050,945
Due from affiliates	151,858	82,788	101,119	1,426	3,756	19,221	50,352	3,731	34,840	8,272	—	6,126
Receivable for variation margin on open futures contracts	—	—	—	—	—	—	—	—	274,289	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—	—	—	—	—	22,028	—
Unfunded loan commitment	—	—	50	—	—	—	—	—	—	—	—	—
Other	292,393	459,199	210,059	46,503	221	—	191,600	218	112,818	8,883	58,530	—
Total assets	7,261,402,842	16,860,807,391	4,874,938,991	282,201,205	30,907,187	3,852,821,753	3,513,387,313	28,430,478	2,414,441,377	621,710,008	4,402,575,601	1,580,781,723

LIABILITIES
Management fees payable	259,733	223,448	187,409	9,613	1,674	177,061	114,247	1,159	77,695	5,660	196,203	21,344
Service agreement fees payable	463,778	13,335	68,659	79	132	17,229	78,498	75	58,042	2,665	260,020	9,497
Distribution fees payable	25,258	8,246	66,087	56,400	564	69,713	33,507	340	40,054	715	46,118	89,097
Due to affiliates	50,007	78,093	42,879	14,657	20,205	41,767	37,532	20,204	32,186	25,674	34,372	26,125
Overdraft payable	—	—	—	—	6,472	—	—	—	—	—	—	—
Payable for securities transactions	173,666,584	218,778,324	8,925,858	—	—	2,439,792	—	—	68,323,681	20,553,506	72,773,247	34,892,056
Payable for delayed delivery securities	77,342,808	114,611,906	42,024,857	—	—	14,015,000	—	—	—	—	22,340,190	—
Payable for Fund shares redeemed	4,875,458	14,020,388	2,096,015	137,447	47	21,871,881	1,445,851	13,623	74,608,217	40,713	4,305,334	2,245,368
Income distribution payable	11,413,693	12,272,720	9,120,587	43,802	83,235	2,969,932	—	63,076	3,014,325	913,320	2,565,396	40,729
Payable for variation margin on centrally cleared swap contracts	210,591	—	278,513	—	—	238,749	—	—	—	—	—	—
Payable for trustee compensation	311,808	472,030	221,379	46,686	240	233,867	193,789	236	125,633	9,074	61,226	831
Unfunded loan commitment	3,260	—	—	—	—	—	—	—	—	—	—	—
Accrued expenses and other payables	308,557	718,253	341,055	75,920	48,868	328,755	292,974	48,618	241,158	55,793	212,990	109,151
Total liabilities	268,931,535	361,196,743	63,373,298	384,604	161,437	42,403,746	2,196,398	147,331	146,520,991	21,607,120	102,795,096	37,434,198
NET ASSETS	$6,992,471,307	$16,499,610,648	$4,811,565,693	$281,816,601	$30,745,750	$3,810,418,007	$3,511,190,915	$28,283,147	$2,267,920,386	$600,102,888	$4,299,780,505	$1,543,347,525

NET ASSETS CONSIST OF:
Paid-in-capital	$6,750,524,731	$15,843,978,204	$4,684,478,695	$268,739,253	$28,881,153	$3,930,283,210	$3,435,833,945	$27,733,293	$2,256,443,512	$596,432,296	$4,119,251,784	$1,543,342,386
Total distributable earnings (loss)	241,946,576	655,632,444	127,086,998	13,077,348	1,864,597	(119,865,203)	75,356,970	549,854	11,476,874	3,670,592	180,528,721	5,139
NET ASSETS	$6,992,471,307	$16,499,610,648	$4,811,565,693	$281,816,601	$30,745,750	$3,810,418,007	$3,511,190,915	$28,283,147	$2,267,920,386	$600,102,888	$4,299,780,505	$1,543,347,525
† Portfolio investments, cost	$6,624,608,651	$15,943,496,277	$4,629,679,407	$255,571,436	$29,026,886	$3,763,590,626	$3,414,645,125	$27,846,512	$2,274,128,020	$596,921,818	$4,143,708,101	$1,574,676,001
§ Includes cash collateral for mortgage dollar rolls of	$17,350,000	$—	$9,600,000	$—	$—	$—	$—	$—	$—	$—	$2,927,560	$—
# Includes cash collateral for open futures or open swap contracts of	$—	$—	$—	$—	$—	$—	$—	$—	$656,300	$—	$—	$—

62	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	63

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Funds  ■  September 30, 2019

	Bond Fund	Bond Index Fund	Bond Plus Fund	5–15 Year Laddered Tax-Exempt Bond Fund	Green Bond Fund	High-Yield Fund	Inflation-Linked Bond Fund	Short Duration Impact Bond Fund	Short-Term Bond Fund	Short-Term Bond Index Fund	Social Choice Bond Fund	Money Market Fund

INSTITUTIONAL CLASS:
Net assets	$1,752,834,935	$10,667,626,111	$1,385,483,757	$6,327,083	$22,551,917	$2,804,698,009	$1,676,000,200	$23,011,892	$875,472,189	$54,684,328	$2,688,718,437	$753,652,354
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	163,875,594	954,155,999	129,053,510	584,150	2,105,996	288,720,667	146,011,139	2,254,906	84,329,978	5,468,669	251,189,608	753,642,050
Net asset value per share	$10.70	$11.18	$10.74	$10.83	$10.71	$9.71	$11.48	$10.21	$10.38	$10.00	$10.70	$1.00

ADVISOR CLASS:
Net assets	$965,210,367	$5,793,556	$238,215,807	$791,680	$1,070,844	$10,435,147	$229,406,718	$1,020,539	$205,544,458	$761,621	$829,186,737	$2,634,107
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	90,174,422	518,258	22,169,834	73,124	100,000	1,075,183	19,982,749	100,000	19,804,480	76,163	77,424,040	2,634,088
Net asset value per share	$10.70	$11.18	$10.75	$10.83	$10.71	$9.71	$11.48	$10.21	$10.38	$10.00	$10.71	$1.00

PREMIER CLASS:
Net assets	$14,729,122	$25,825,774	$10,938,319	$—	$1,070,844	$23,214,532	$3,211,057	$1,020,539	$5,462,331	$666,337	$36,199,635	$237,592,227
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,376,279	2,310,212	1,018,945	—	100,000	2,386,797	280,248	100,000	525,627	66,677	3,380,187	237,590,305
Net asset value per share	$10.70	$11.18	$10.73	$—	$10.71	$9.73	$11.46	$10.21	$10.39	$9.99	$10.71	$1.00

RETIREMENT CLASS:
Net assets	$221,143,407	$356,018,887	$436,432,713	$—	$3,928,576	$371,466,819	$210,528,975	$2,183,866	$133,137,076	$66,987,589	$541,208,586	$244,349,911
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	20,301,048	31,829,610	40,600,691	—	366,829	38,225,953	18,203,965	213,970	12,808,679	6,699,570	50,550,244	244,346,393
Net asset value per share	$10.89	$11.19	$10.75	$—	$10.71	$9.72	$11.57	$10.21	$10.39	$10.00	$10.71	$1.00

RETAIL CLASS:
Net assets	$112,599,157	$25,474,949	$315,292,188	$274,697,838	$2,123,569	$325,246,379	$159,702,957	$1,046,311	$191,334,519	$3,146,121	$204,467,110	$305,118,926
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	10,346,392	2,277,480	29,310,971	25,336,640	198,276	33,332,499	14,275,284	102,529	18,414,993	314,684	19,113,547	305,104,576
Net asset value per share	$10.88	$11.19	$10.76	$10.84	$10.71	$9.76	$11.19	$10.21	$10.39	$10.00	$10.70	$1.00

CLASS W:
Net assets	$3,925,954,319	$5,418,871,371	$2,425,202,909	$—	$—	$275,357,121	$1,232,341,008	$—	$856,969,813	$473,856,892	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	366,991,437	484,629,072	225,895,342	—	—	28,344,621	107,355,292	—	82,544,337	47,391,049	—	—
Net asset value per share	$10.70	$11.18	$10.74	$—	$—	$9.71	$11.48	$—	$10.38	$10.00	$—	$—

64	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	65

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended September 30, 2019

	Bond Fund	Bond Index Fund	Bond Plus Fund	5–15 Year Laddered Tax-Exempt Bond Fund	Green Bond Fund	High-Yield Fund	Inflation-Linked Bond Fund	Short Duration Impact Bond Fund	Short-Term Bond Fund	Short-Term Bond Index Fund	Social Choice Bond Fund	Money Market Fund

INVESTMENT INCOME
Interest*	$103,786,859	$212,273,632	$76,030,251	$3,888,011	$533,853	$117,409,593	$67,229,622	$453,142	$32,952,879	$6,737,400	$57,943,427	$15,803,115
Dividends	2,764	—	11,056	—	—	349,093	—	—	—	—	8,633	—
Total income	103,789,623	212,273,632	76,041,307	3,888,011	533,853	117,758,686	67,229,622	453,142	32,952,879	6,737,400	57,952,060	15,803,115

EXPENSES
Management fees	9,204,768	7,548,847	6,597,268	345,522	57,054	6,540,311	4,016,583	41,198	2,670,200	191,331	6,368,006	679,444
Shareholder servicing – Institutional Class	1,315	4,551	3,357	44	(202)	4,655	2,304	(192)	595	287	14,218	432
Shareholder servicing – Advisor Class	672,924	1,563	57,747	112	11	7,453	73,532	10	56,343	594	339,813	1,056
Shareholder servicing – Premier Class	25	31	20	—	15	42	13	15	13	18	1,699	512
Shareholder servicing – Retirement Class	253,197	378,902	547,817	—	3,218	472,658	271,591	2,334	156,186	74,250	640,629	272,887
Shareholder servicing – Retail Class	19,567	6,969	84,459	34,294	(84)	47,815	43,895	(365)	35,746	513	34,145	138,620
Shareholder servicing – Class W	1,353	1,764	929	—	—	307	592	—	443	317	—	—
Distribution fees – Premier Class	11,159	17,434	8,290	—	789	19,543	2,433	762	4,914	489	27,959	80,995
Distribution fees – Retail Class	131,449	28,471	364,391	337,844	2,138	408,983	176,542	1,356	201,457	3,520	233,616	380,552
Administrative service fees	99,885	159,809	80,516	24,873	37,924	76,998	70,846	37,919	61,280	48,754	66,338	46,285
Custody and accounting fees	82,015	209,902	80,997	19,887	13,103	36,452	19,234	12,961	31,648	16,863	35,231	32,519
Registration fees	62,391	79,571	43,008	30,074	54,854	53,869	50,222	54,089	63,016	40,057	65,873	52,433
Professional fees	59,340	87,570	52,901	24,366	14,988	45,881	34,448	17,430	37,558	32,272	42,172	27,227
Trustee fees and expenses	39,088	87,846	27,264	1,698	156	23,795	19,929	149	12,630	3,209	21,815	8,015
Other expenses	289,984	585,354	147,159	24,083	6,531	181,670	130,433	4,487	103,546	31,621	313,539	58,543
Total expenses	10,928,460	9,198,584	8,096,123	842,797	190,495	7,920,432	4,912,597	172,153	3,435,575	444,095	8,205,053	1,779,520
Less: Expenses reimbursed by the investment adviser	(5,589,255)	(2,892,062)	(3,659,392)	(55,887)	(121,243)	(515,292)	(1,427,333)	(119,997)	(1,239,597)	(294,345)	—	(138,606)
Fee waiver by investment adviser and Nuveen Securities§	—	—	—	—	—	(159,746)	(285,556)	—	—	—	—	—
Net expenses	5,339,205	6,306,522	4,436,731	786,910	69,252	7,245,394	3,199,708	52,156	2,195,978	149,750	8,205,053	1,640,914
Net investment income (loss)	98,450,418	205,967,110	71,604,576	3,101,101	464,601	110,513,292	64,029,914	400,986	30,756,901	6,587,650	49,747,007	14,162,201

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	51,285,850	9,352,907	33,604,561	375,503	92,087	(11,573,480)	(1,334,634)	80,927	4,967,229	243,916	38,051,160	13,341
Futures contracts	—	—	—	—	—	—	(1,617,338)	—	(4,288,652)	—	—	—
Forward foreign currency contracts	—	—	—	—	—	—	—	—	—	—	323,361	—
Swap contracts	(10,117)	—	583,522	—	—	(38,196)	—	—	—	—	—	—
Foreign currency transactions	(342,169)	—	(591,322)	—	—	—	—	—	—	—	1,681	—
Net realized gain (loss) on total investments	50,933,564	9,352,907	33,596,761	375,503	92,087	(11,611,676)	(2,951,972)	80,927	678,577	243,916	38,376,202	13,341
Change in unrealized appreciation (depreciation) on:
Portfolio investments	212,582,810	608,550,989	140,315,649	6,873,887	930,927	51,691,884	41,752,521	250,046	19,176,358	4,593,832	114,302,179	—
Futures contracts	—	—	—	—	—	—	465,471	—	1,395,305	—	—	—
Forward foreign currency contracts	—	—	—	—	—	—	—	—	—	—	22,028	—
Swap contracts	860,642	—	905,140	—	—	(238,749)	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(2,204)	—	(6,862)	—	—	—	—	—	—	—	(308)	—
Unfunded loan commitment	(1,853)	—	50	—	—	2,785	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	213,439,395	608,550,989	141,213,977	6,873,887	930,927	51,455,920	42,217,992	250,046	20,571,663	4,593,832	114,323,899	—
Net realized and unrealized gain (loss) on total investments	264,372,959	617,903,896	174,810,738	7,249,390	1,023,014	39,844,244	39,266,020	330,973	21,250,240	4,837,748	152,700,101	13,341
Net increase (decrease) in net assets from operations	$362,823,377	$823,871,006	$246,415,314	$10,350,491	$1,487,615	$150,357,536	$103,295,934	$731,959	$52,007,141	$11,425,398	$202,447,108	$14,175,542
* Net of foreign withholding taxes of	$72,977	$19,372	$13,775	$—	$—	$—	$—	$—	$6,805	$555	$1,160	$—
§	As described in Note 1, TPIS merged into Nuveen Securities, LLC on September 30, 2019.

66	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	67

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Bond Fund		Bond Index Fund		Bond Plus Fund		5–15 Year Laddered Tax-Exempt Bond Fund		Green Bond Fund		High-Yield Fund
		September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
		2019	2019	2019	2019	2019	2019	2019	2019	2019	2019*	2019	2019
		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$98,450,418	$179,459,151	$205,967,110	$289,879,893	$71,604,576	$142,512,864	$3,101,101	$6,141,162	$464,601	$350,115	$110,513,292	$232,473,104
Net realized gain (loss) on total investments		50,933,564	(34,718,269)	9,352,907	(29,370,450)	33,596,761	(31,489,922)	375,503	486,315	92,087	109,026	(11,611,676)	12,470,426
Net change in unrealized appreciation (depreciation) on total investments		213,439,395	107,997,481	608,550,989	226,670,357	141,213,977	74,361,692	6,873,887	7,133,946	930,927	732,442	51,455,920	3,882,536
Net increase (decrease) in net assets from operations		362,823,377	252,738,363	823,871,006	487,179,800	246,415,314	185,384,634	10,350,491	13,761,423	1,487,615	1,191,583	150,357,536	248,826,066

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(21,585,794)	(84,264,953)	(131,144,464)	(222,285,213)	(19,275,233)	(75,669,394)	(73,185)	(50,820)	(364,700)	(291,739)	(81,192,730)	(176,578,184)
	Advisor Class	(13,152,153)	(20,187,157)	(38,113)	(20,766)	(2,107,192)	(921,140)	(4,038)	(4,545)	(17,299)	(13,320)	(344,552)	(548,206)
	Premier Class	(201,325)	(443,698)	(296,683)	(755,167)	(154,657)	(349,181)	—	—	(16,530)	(13,320)	(727,624)	(2,047,348)
	Retirement Class	(2,632,818)	(6,011,591)	(3,714,823)	(5,311,316)	(5,912,207)	(13,805,398)	—	—	(40,682)	(17,027)	(10,356,822)	(22,462,132)
	Retail Class	(1,342,569)	(2,712,783)	(272,540)	(498,977)	(3,815,887)	(7,878,516)	(3,033,293)	(6,321,080)	(26,360)	(14,648)	(8,914,081)	(22,019,704)
	Class W†	(58,980,851)	(65,292,643)	(70,985,609)	(60,994,591)	(39,324,561)	(42,908,150)	—	—	—	—	(8,943,545)	(8,812,747)
Total distributions		(97,895,510)	(178,912,825)	(206,452,232)	(289,866,030)	(70,589,737)	(141,531,779)	(3,110,516)	(6,376,445)	(465,571)	(350,054)	(110,479,354)	(232,468,321)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	839,965,691	902,949,225	4,372,352,721	2,051,352,268	212,540,409	501,049,755	1,243,292	4,101,579	3,721	21,056,448	563,936,741	1,283,532,173
	Advisor Class	77,916,152	1,009,711,596	5,079,015	1,124,623	27,682,855	18,895,564	561,253	120,045	—	1,000,000	4,457,914	16,513,431
	Premier Class	893,884	5,814,161	6,064,792	7,187,488	2,129,793	2,722,362	—	—	—	1,000,010	3,380,454	36,659,447
	Retirement Class	28,926,228	17,535,480	98,210,214	94,923,704	13,242,235	54,652,916	—	—	2,381,328	1,716,117	14,735,518	34,555,703
	Retail Class	6,753,403	9,556,773	3,983,359	3,215,759	8,164,525	16,273,666	14,447,153	17,083,620	1,061,104	1,433,029	30,001,857	81,258,023
	Class W†	598,404,300	580,901,420	980,959,434	901,699,418	229,631,836	227,101,873	—	—	—	—	41,718,229	42,391,830
Reinvestments of distributions:	Institutional Class	16,766,510	20,730,066	129,472,513	169,808,559	10,183,721	17,375,150	69,280	39,379	984	224	72,898,427	149,440,194
	Advisor Class	12,683,357	19,930,219	36,787	18,178	1,058,097	699,705	2,798	1,990	—	—	337,814	537,923
	Premier Class	198,614	440,088	296,683	754,917	153,603	349,064	—	—	—	—	726,859	2,035,397
	Retirement Class	2,632,583	6,011,067	3,713,520	5,309,213	5,910,569	13,805,081	—	—	24,239	3,769	10,355,813	22,457,704
	Retail Class	1,254,281	2,563,860	263,355	479,732	3,533,121	7,240,197	2,772,485	5,765,931	9,710	1,576	8,234,427	20,793,022
Transfers in connection with new class:	Institutional Class	—	(3,654,605,282)	—	(3,995,413,006)	—	(2,385,556,480)	—	—	—	—	—	(290,771,079)
	Class W†	—	3,654,605,282	—	3,995,413,006	—	2,385,556,480	—	—	—	—	—	290,771,079
Fund reorganization‡:	Institutional Class	60,267,084	—	—	—	73,135,010	—	—	—	—	—	—	—
	Advisor Class	49,145,762	—	—	—	200,871,633	—	—	—	—	—	—	—
	Retail Class	17,743,335	—	—	—	54,628,226	—	—	—	—	—	—	—
Redemptions:	Institutional Class	(187,007,865)	(607,787,245)	(688,206,662)	(1,393,079,061)	(150,580,997)	(355,944,901)	(223,834)	(563,314)	—	(10)	(966,161,184)	(895,635,158)
	Advisor Class	(146,258,451)	(119,001,545)	(561,935)	(321,821)	(32,429,014)	(9,588,084)	(615)	(24)	—	—	(8,427,211)	(8,444,970)
	Premier Class	(1,669,174)	(17,212,636)	(2,803,138)	(20,632,767)	(2,459,428)	(14,530,322)	—	—	—	(10)	(13,746,685)	(137,582,049)
	Retirement Class	(15,588,732)	(41,303,930)	(16,322,321)	(26,179,478)	(35,173,721)	(63,515,547)	—	—	(188,842)	(142,568)	(43,245,032)	(91,609,796)
	Retail Class	(9,693,033)	(17,658,717)	(1,166,721)	(3,440,606)	(18,198,339)	(34,335,024)	(15,527,754)	(30,897,676)	(408,554)	(70,098)	(40,922,800)	(402,933,767)
	Class W†	(559,848,169)	(598,107,317)	(362,889,813)	(428,967,937)	(262,399,539)	(304,473,567)	—	—	—	—	(59,776,758)	(40,901,853)
Net increase (decrease) from shareholder transactions		793,485,760	1,175,072,565	4,528,481,803	1,363,252,189	341,624,595	77,777,888	3,344,058	(4,348,470)	2,883,690	25,998,487	(381,495,617)	113,067,254
Net increase (decrease) in net assets		1,058,413,627	1,248,898,103	5,145,900,577	1,560,565,959	517,450,172	121,630,743	10,584,033	3,036,508	3,905,734	26,840,016	(341,617,435)	129,424,999
NET ASSETS
Beginning of period		5,934,057,680	4,685,159,577	11,353,710,071	9,793,144,112	4,294,115,521	4,172,484,778	271,232,568	268,196,060	26,840,016	—	4,152,035,442	4,022,610,443
End of period		$6,992,471,307	$5,934,057,680	$16,499,610,648	$11,353,710,071	$4,811,565,693	$4,294,115,521	$281,816,601	$271,232,568	$30,745,750	$26,840,016	$3,810,418,007	$4,152,035,442

68	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	69

Statements of changes in net assets	continued

TIAA-CREF Funds  ■  For the period or year ended

		Bond Fund		Bond Index Fund		Bond Plus Fund		5–15 Year Laddered Tax-Exempt Bond Fund		Green Bond Fund		High-Yield Fund
		September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
		2019	2019	2019	2019	2019	2019	2019	2019	2019	2019*	2019	2019
		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	81,089,829	89,646,028	405,817,381	195,409,086	20,205,655	49,465,863	116,048	397,241	348	2,105,534	58,001,993	134,728,162
	Advisor Class	7,405,326	100,026,586	460,162	107,804	2,611,622	1,856,581	51,280	11,744	—	100,000	459,058	1,752,284
	Premier Class	85,093	577,689	553,051	684,663	203,859	268,370	—	—	—	100,001	347,943	3,866,390
	Retirement Class	2,655,956	1,712,610	8,949,026	9,039,173	1,264,399	5,390,776	—	—	225,598	170,591	1,523,895	3,635,957
	Retail Class	632,062	933,086	359,237	306,299	774,189	1,604,300	1,343,889	1,659,056	100,789	142,619	3,085,554	8,519,231
	Class W†	56,804,278	57,806,619	89,649,392	85,700,826	21,827,937	22,321,518	—	—	—	—	4,305,342	4,513,181
Shares reinvested:	Institutional Class	1,588,184	2,059,912	11,742,013	16,161,332	961,734	1,714,857	6,434	3,796	93	22	7,522,229	15,752,192
	Advisor Class	1,204,033	1,979,972	3,314	1,728	99,294	68,999	259	193	—	—	34,900	56,888
	Premier Class	18,858	43,690	26,933	71,893	14,532	34,463	—	—	—	—	74,924	213,984
	Retirement Class	245,477	586,542	336,766	504,918	558,488	1,360,851	—	—	2,280	368	1,067,881	2,365,707
	Retail Class	116,974	250,401	23,900	45,642	333,142	713,211	257,417	559,995	914	153	845,631	2,178,996
Shares transferred in connection with new class:	Institutional Class	—	(365,460,528)	—	(383,069,320)	—	(236,897,366)	—	—	—	—	—	(30,100,526)
	Class W†	—	365,460,528	—	383,069,320	—	236,897,366	—	—	—	—	—	30,100,526
Shares from fund reorganization§:	Institutional Class	5,766,628	—	—	—	6,969,704	—	—	—	—	—	—	—
	Advisor Class	4,699,093	—	—	—	19,126,135	—	—	—	—	—	—	—
	Retail Class	1,668,644	—	—	—	5,195,855	—	—	—	—	—	—	—
Shares redeemed:	Institutional Class	(17,320,869)	(60,404,924)	(62,218,700)	(132,802,987)	(13,531,091)	(35,094,861)	(20,962)	(55,012)	—	(1)	(100,126,995)	(94,439,592)
	Advisor Class	(13,785,655)	(11,860,654)	(51,005)	(30,398)	(3,044,906)	(947,834)	(57)	(2)	—	—	(868,223)	(903,731)
	Premier Class	(158,317)	(1,703,849)	(256,460)	(1,949,123)	(233,544)	(1,428,517)	—	—	—	(1)	(1,418,305)	(14,324,196)
	Retirement Class	(1,462,498)	(4,042,470)	(1,491,455)	(2,498,971)	(3,335,944)	(6,269,023)	—	—	(17,899)	(14,109)	(4,452,755)	(9,689,630)
	Retail Class	(902,724)	(1,728,860)	(106,480)	(327,638)	(1,719,221)	(3,387,478)	(1,448,222)	(3,007,781)	(39,217)	(6,982)	(4,216,536)	(42,009,103)
	Class W†	(53,396,569)	(59,683,419)	(32,903,788)	(40,886,678)	(24,817,265)	(30,334,214)	—	—	—	—	(6,173,251)	(4,401,177)
Net increase (decrease) from shareholder transactions		76,953,803	116,198,959	420,893,287	129,537,569	33,464,574	7,337,862	306,086	(430,770)	272,906	2,598,195	(39,986,715)	11,815,543

*	For the period November 16, 2018 to March 31, 2019.
†	Class W commenced operations on September 28, 2018.
‡	Refer to Note 1—organization and significant accounting policies for further details.
§	Refer to Note 9—Fund reorganizations for further details.

70	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	71

Statements of changes in net assets	continued

TIAA-CREF Funds  ■  For the period or year ended

		Inflation-Linked Bond Fund		Short Duration Impact Bond Fund		Short-Term Bond Fund		Short-Term Bond Index Fund		Social Choice Bond Fund		Money Market Fund
		September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
		2019	2019	2019	2019 *	2019	2019	2019	2019	2019	2019	2019	2019
		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$64,029,914	$51,497,813	$400,986	$300,396	$30,756,901	$46,357,710	$6,587,650	$9,265,761	$49,747,007	$75,437,808	$14,162,201	$19,952,098
Net realized gain (loss) on total investments		(2,951,972)	(3,837,627)	80,927	35,298	678,577	(7,651,276)	243,916	(2,072,523)	38,376,202	(2,731,497)	13,341	(164)
Net change in unrealized appreciation (depreciation) on total investments		42,217,992	30,100,439	250,046	182,023	20,571,663	15,693,920	4,593,832	5,698,215	114,323,899	56,483,610	—	—
Net increase (decrease) in net assets from operations		103,295,934	77,760,625	731,959	517,717	52,007,141	54,400,354	11,425,398	12,891,453	202,447,108	129,189,921	14,175,542	19,951,934

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(21,389,851)	(56,267,634)	(331,345)	(255,211)	(11,622,925)	(30,633,225)	(564,031)	(4,062,710)	(32,046,199)	(47,487,195)	(7,967,762)	(11,559,032)
	Advisor Class	(1,512,166)	(7,276)	(14,925)	(11,223)	(1,759,659)	(52,435)	(9,444)	(13,822)	(8,994,533)	(11,318,125)	(17,826)	(5,298)
	Premier Class	(37,772)	(83,013)	(14,182)	(11,224)	(85,444)	(198,250)	(7,147)	(13,032)	(478,050)	(943,350)	(1,090,088)	(482,820)
	Retirement Class	(2,382,791)	(5,402,792)	(25,041)	(11,548)	(1,557,695)	(2,508,054)	(621,873)	(778,696)	(6,332,048)	(11,173,517)	(2,231,274)	(2,918,162)
	Retail Class	(1,524,641)	(2,402,231)	(14,953)	(11,178)	(1,949,935)	(2,599,779)	(29,002)	(40,983)	(2,283,054)	(4,567,095)	(2,854,695)	(4,987,078)
	Class W†	(17,691,860)	(11,496,836)	—	—	(13,817,624)	(10,372,643)	(5,356,222)	(4,356,251)	—	—	—	—
Total distributions		(44,539,081)	(75,659,782)	(400,446)	(300,384)	(30,793,282)	(46,364,386)	(6,587,719)	(9,265,494)	(50,133,884)	(75,489,282)	(14,161,645)	(19,952,390)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	150,083,415	579,134,919	599,985	22,414,851	188,530,141	504,903,526	15,677,010	82,488,779	801,019,709	1,020,498,408	173,731,471	767,794,237
	Advisor Class	10,673,591	112,087	—	1,000,000	9,756,953	7,843,753	20,943	466,891	307,799,346	420,528,881	1,584,671	1,373,309
	Premier Class	304,432	749,565	—	1,000,010	874,482	4,347,877	19,837	357,891	3,203,001	10,074,765	277,841,707	26,888,792
	Retirement Class	5,011,773	18,043,476	1,208,795	1,128,547	24,764,057	27,610,646	15,469,646	27,235,135	61,556,236	100,012,099	82,654,888	186,026,506
	Retail Class	14,139,933	5,012,646	34,232	1,143,741	3,512,503	8,019,319	725,069	1,324,124	44,282,415	93,657,404	63,550,191	144,104,584
	Class W†	150,915,600	146,326,712	—	—	130,333,441	185,112,218	89,465,015	77,241,507	—	—	—	—
Reinvestments of distributions:	Institutional Class	20,518,601	38,796,612	17,511	7,847	9,467,126	18,474,112	563,913	911,519	24,639,243	36,072,603	7,967,754	11,543,770
	Advisor Class	553,464	4,871	—	—	581,765	49,983	8,341	11,798	3,983,880	4,982,377	16,784	3,340
	Premier Class	37,772	83,013	—	—	85,444	198,249	4,416	8,071	457,229	896,475	986,505	482,851
	Retirement Class	2,382,771	5,402,792	11,338	693	1,557,453	2,508,061	621,768	778,505	6,314,719	11,141,424	2,231,239	2,918,451
	Retail Class	1,332,696	2,286,440	850	604	1,807,364	2,516,850	28,175	39,597	2,166,123	4,338,899	2,801,441	4,896,550
Transfers in connection with new class:	Institutional Class	—	(1,059,464,631)	—	—	—	(755,668,617)	—	(342,173,951)	—	—	—	—
	Class W†	—	1,059,464,631	—	—	—	755,668,617	—	342,173,951	—	—	—	—
Fund reorganization‡:	Institutional Class	80,898,466	—	—	—	58,675,190	—	—	—	—	—	—	—
	Advisor Class	347,105,669	—	—	—	260,350,375	—	—	—	—	—	—	—
	Retail Class	63,629,612	—	—	—	92,170,171	—	—	—	—	—	—	—
Redemptions:	Institutional Class	(239,657,957)	(452,746,592)	(475,028)	(7,211)	(294,215,375)	(327,816,236)	(5,950,059)	(24,440,736)	(193,689,900)	(331,506,693)	(132,380,107)	(562,773,073)
	Advisor Class	(132,483,055)	(87,634)	—	—	(73,814,516)	(359,768)	(143,636)	(113,303)	(64,045,067)	(120,927,964)	(393,602)	(50,421)
	Premier Class	(675,928)	(8,150,292)	—	(10)	(4,076,968)	(7,756,864)	(1)	(377,324)	(5,798,679)	(4,800,810)	(69,446,527)	(43,711,140)
	Retirement Class	(23,096,808)	(32,163,862)	(153,375)	(43,652)	(4,800,796)	(20,673,617)	(1,715,764)	(3,092,198)	(14,734,891)	(15,857,677)	(51,500,954)	(104,169,174)
	Retail Class	(23,109,247)	(16,163,076)	(120,427)	(35,000)	(19,203,105)	(25,155,790)	(283,434)	(720,984)	(21,853,936)	(104,961,457)	(70,687,081)	(142,704,460)
	Class W†	(70,435,000)	(89,156,803)	—	—	(124,798,869)	(103,812,092)	(15,397,902)	(27,626,684)	—	—	—	-
Net increase (decrease) from shareholder transactions		358,129,800	197,484,874	1,123,881	26,610,420	261,556,836	276,010,227	99,113,337	134,492,588	955,299,428	1,124,148,734	288,958,380	292,624,122
Net increase (decrease) in net assets		416,886,653	199,585,717	1,455,394	26,827,753	282,770,695	284,046,195	103,951,016	138,118,547	1,107,612,652	1,177,849,373	288,972,277	292,623,666
NET ASSETS
Beginning of period		3,094,304,262	2,894,718,545	26,827,753	—	1,985,149,691	1,701,103,496	496,151,872	358,033,325	3,192,167,853	2,014,318,480	1,254,375,248	961,751,582
End of period		$3,511,190,915	$3,094,304,262	$28,283,147	$26,827,753	$2,267,920,386	$1,985,149,691	$600,102,888	$496,151,872	$4,299,780,505	$3,192,167,853	$1,543,347,525	$1,254,375,248

72	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	73

Statements of changes in net assets	concluded

TIAA-CREF Funds  ■  For the period or year ended

		Inflation-Linked Bond Fund		Short Duration Impact Bond Fund		Short-Term Bond Fund		Short-Term Bond Index Fund		Social Choice Bond Fund		Money Market Fund
		September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
		2019	2019	2019	2019 *	2019	2019	2019	2019	2019	2019	2019	2019
		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	13,087,718	51,621,562	58,650	2,241,449	18,242,852	49,400,710	1,569,428	8,394,935	76,682,925	101,563,968	173,731,471	767,794,237
	Advisor Class	924,246	10,035	—	100,000	940,701	767,750	2,108	47,503	29,263,280	41,810,099	1,584,671	1,373,309
	Premier Class	26,654	66,841	—	100,001	84,304	425,582	1,989	36,509	304,338	1,003,229	277,841,707	26,888,792
	Retirement Class	436,482	1,594,716	119,399	112,855	2,394,851	2,699,601	1,553,411	2,773,092	5,912,813	9,947,402	82,654,888	186,026,506
	Retail Class	1,274,518	461,119	3,372	114,378	339,115	784,632	72,694	134,664	4,219,246	9,332,671	63,550,191	144,104,585
	Class W†	13,189,403	13,185,468	—	—	12,626,006	18,025,332	8,980,466	7,844,245	—	—	—	—
Shares reinvested:	Institutional Class	1,793,331	3,492,947	1,722	780	914,329	1,807,425	56,523	92,703	2,335,901	3,585,197	7,967,754	11,543,770
	Advisor Class	48,171	439	—	—	56,092	4,874	836	1,200	377,223	494,750	16,784	3,341
	Premier Class	3,306	7,492	—	—	8,246	19,376	443	821	43,407	89,051	986,505	482,850
	Retirement Class	206,606	482,956	1,113	69	150,179	245,147	62,324	79,147	599,038	1,107,079	2,231,239	2,918,452
	Retail Class	119,419	211,187	84	60	174,261	246,066	2,824	4,027	205,617	431,575	2,801,441	4,896,551
Shares transferred in connection with new class:	Institutional Class	—	(95,189,994)	—	—	—	(74,085,158)	—	(34,915,709)	—	—	—	—
	Class W†	—	95,189,994	—	—	—	74,085,158	—	34,915,709	—	—	—	—
Shares from fund reorganization§:	Institutional Class	7,107,836	—	—	—	5,669,326	—	—	—	—	—	—	—
	Advisor Class	30,491,317	—	—	—	25,162,252	—	—	—	—	—	—	—
	Retail Class	5,734,468	—	—	—	8,898,176	—	—	—	—	—	—	—
Shares redeemed:	Institutional Class	(20,784,694)	(40,399,471)	(46,978)	(717)	(28,237,042)	(32,097,813)	(596,610)	(2,488,333)	(18,532,781)	(33,065,837)	(132,380,107)	(562,773,073)
	Advisor Class	(11,507,607)	(7,824)	—	—	(7,120,003)	(35,130)	(14,361)	(11,516)	(6,066,768)	(12,044,288)	(393,602)	(50,421)
	Premier Class	(59,622)	(725,279)	—	(1)	(394,189)	(758,668)	—	(38,436)	(546,468)	(477,752)	(69,446,527)	(43,711,140)
	Retirement Class	(2,006,046)	(2,871,074)	(15,106)	(4,360)	(463,068)	(2,022,582)	(172,244)	(315,142)	(1,400,800)	(1,581,721)	(51,500,954)	(104,169,174)
	Retail Class	(2,061,557)	(1,488,832)	(11,854)	(3,511)	(1,852,415)	(2,461,712)	(28,454)	(73,346)	(2,088,529)	(10,448,707)	(70,687,081)	(142,704,460)
	Class W†	(6,135,744)	(8,073,829)	—	—	(12,042,995)	(10,149,164)	(1,544,653)	(2,804,718)	—	—	—	—
Net increase (decrease) from shareholder transactions		31,888,205	17,568,453	110,402	2,661,003	25,550,978	26,901,426	9,946,724	13,677,355	91,308,442	111,746,716	288,958,380	292,624,125

*	For the period November 16, 2018 to March 31, 2019.
†	Class W commenced operations on September 28, 2018.
‡	Refer to Note 1—organization and significant accounting policies for further details.
§	Refer to Note 9—Fund reorganizations for further details.

74	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	75

Financial highlights

TIAA-CREF Funds

			Selected per share data														Ratios and supplemental data
				Gain (loss) from investment operations																							Portfolio
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset		For the														turnover rate
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,		period				Net assets at		Ratios to average net assets						Portfolio		excluding
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of		or year				end of period		Gross		Net		Net investment		turnover		mortgage
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period		ended		Total return		(in thousands	)	expenses		expenses		income (loss)		rate		dollar rolls

BOND FUND												BOND FUND
Institutional Class:	9/30/19	#	$10.29	$0.15		$ 0.41	$0.56	$(0.15)	$ —	$(0.15)	$10.70	Institutional Class:	9/30/19	#	5.47%[b]		$1,752,835		0.30%[c]		0.30%[c]		2.85%[c]		68%[b]		62%[b]
	3/31/19		10.18	0.32		0.11	0.43	(0.32)	—	(0.32)	10.29		3/31/19		4.38		954,430		0.30		0.30		3.16		138		125
	3/31/18		10.30	0.31		(0.12)	0.19	(0.30)	(0.01)	(0.31)	10.18		3/31/18		1.83		4,343,864		0.30		0.30		2.95		155		130
	3/31/17		10.45	0.29		(0.05)	0.24	(0.29)	(0.10)	(0.39)	10.30		3/31/17		2.29		3,777,813		0.31		0.31		2.75		277		179
	3/31/16		10.65	0.28		(0.07)	0.21	(0.28)	(0.13)	(0.41)	10.45		3/31/16		2.05		2,729,221		0.31		0.31		2.72		309		166
	3/31/15		10.40	0.24		0.33	0.57	(0.24)	(0.08)	(0.32)	10.65		3/31/15		5.59		2,501,853		0.31		0.31		2.32		328		162
Advisor Class:	9/30/19	#	10.30	0.14		0.40	0.54	(0.14)	—	(0.14)	10.70	Advisor Class:	9/30/19	#	5.30	[b]	965,210		0.44	[c]	0.44	[c]	2.73	[c]	68	[b]	62	[b]
	3/31/19		10.18	0.31		0.12	0.43	(0.31)	—	(0.31)	10.30		3/31/19		4.37		933,420		0.44		0.44		3.15		138		125
	3/31/18		10.30	0.30		(0.11)	0.19	(0.30)	(0.01)	(0.31)	10.18		3/31/18		1.74		5,148		0.38		0.38		2.95		155		130
	3/31/17		10.46	0.29		(0.06)	0.23	(0.29)	(0.10)	(0.39)	10.30		3/31/17		2.28		210		0.33		0.33		2.74		277		179
	3/31/16	‡	10.39	0.09		0.20	0.29	(0.09)	(0.13)	(0.22)	10.46		3/31/16	‡	2.71	[b]	102		0.53	[c]	0.46	[c]	2.78	[c]	309		166
Premier Class:	9/30/19	#	10.30	0.14		0.40	0.54	(0.14)	—	(0.14)	10.70	Premier Class:	9/30/19	#	5.29	[b]	14,729		0.45	[c]	0.45	[c]	2.72	[c]	68	[b]	62	[b]
	3/31/19		10.18	0.31		0.12	0.43	(0.31)	—	(0.31)	10.30		3/31/19		4.32		14,729		0.45		0.45		3.05		138		125
	3/31/18		10.30	0.29		(0.11)	0.18	(0.29)	(0.01)	(0.30)	10.18		3/31/18		1.67		25,584		0.45		0.45		2.79		155		130
	3/31/17		10.46	0.27		(0.06)	0.21	(0.27)	(0.10)	(0.37)	10.30		3/31/17		2.04		27,651		0.46		0.46		2.60		277		179
	3/31/16		10.66	0.27		(0.07)	0.20	(0.27)	(0.13)	(0.40)	10.46		3/31/16		1.89		30,009		0.46		0.46		2.59		309		166
	3/31/15		10.41	0.23		0.33	0.56	(0.23)	(0.08)	(0.31)	10.66		3/31/15		5.43		19,336		0.47		0.47		2.17		328		162
Retirement Class:	9/30/19	#	10.48	0.14		0.41	0.55	(0.14)	—	(0.14)	10.89	Retirement Class:	9/30/19	#	5.27	[b]	221,143		0.55	[c]	0.55	[c]	2.63	[c]	68	[b]	62	[b]
	3/31/19		10.36	0.30		0.12	0.42	(0.30)	—	(0.30)	10.48		3/31/19		4.20		197,645		0.55		0.55		2.98		138		125
	3/31/18		10.49	0.28		(0.12)	0.16	(0.28)	(0.01)	(0.29)	10.36		3/31/18		1.49		213,497		0.55		0.55		2.69		155		130
	3/31/17		10.64	0.27		(0.05)	0.22	(0.27)	(0.10)	(0.37)	10.49		3/31/17		2.04		224,159		0.56		0.56		2.50		277		179
	3/31/16		10.84	0.26		(0.07)	0.19	(0.26)	(0.13)	(0.39)	10.64		3/31/16		1.80		234,458		0.56		0.56		2.45		309		166
	3/31/15		10.59	0.22		0.33	0.55	(0.22)	(0.08)	(0.30)	10.84		3/31/15		5.27		266,855		0.56		0.56		2.06		328		162
Retail Class:	9/30/19	#	10.47	0.14		0.41	0.55	(0.14)	—	(0.14)	10.88	Retail Class:	9/30/19	#	5.25	[b]	112,599		0.59	[c]	0.59	[c]	2.58	[c]	68	[b]	62	[b]
	3/31/19		10.35	0.30		0.12	0.42	(0.30)	—	(0.30)	10.47		3/31/19		4.16		92,455		0.60		0.60		2.93		138		125
	3/31/18		10.48	0.28		(0.12)	0.16	(0.28)	(0.01)	(0.29)	10.35		3/31/18		1.45		97,066		0.60		0.60		2.65		155		130
	3/31/17		10.63	0.26		(0.05)	0.21	(0.26)	(0.10)	(0.36)	10.48		3/31/17		1.99		90,587		0.61		0.61		2.45		277		179
	3/31/16		10.83	0.26		(0.08)	0.18	(0.25)	(0.13)	(0.38)	10.63		3/31/16		1.75		79,566		0.62		0.62		2.41		309		166
	3/31/15		10.58	0.22		0.32	0.54	(0.21)	(0.08)	(0.29)	10.83		3/31/15		5.21		78,781		0.62		0.62		2.01		328		162
Class W:	9/30/19	#	10.29	0.17		0.41	0.58	(0.17)	—	(0.17)	10.70	Class W:	9/30/19	#	5.63	[b]	3,925,954		0.30	[c]	0.00	[c]	3.17	[c]	68	[b]	62	[b]
	3/31/19	††	10.00	0.18		0.29	0.47	(0.18)	—	(0.18)	10.29		3/31/19	††	4.77	[b]	3,741,378		0.30	[c]	0.00	[c]	3.64	[c]	138		125

BOND INDEX FUND												BOND INDEX FUND
Institutional Class:	9/30/19	#	10.76	0.15		0.42	0.57	(0.15)	—	(0.15)	11.18	Institutional Class:	9/30/19	#	5.31	[b]	10,667,626		0.12	[c]	0.12	[c]	2.70	[c]	8	[b]	8	[b]
	3/31/19		10.58	0.29		0.18	0.47	(0.29)	—	(0.29)	10.76		3/31/19		4.55		6,445,380		0.11		0.11		2.75		20		20
	3/31/18		10.75	0.26		(0.17)	0.09	(0.26)	(0.00)	(0.26)	10.58		3/31/18		0.89		9,558,420		0.12		0.12		2.45		15		15
	3/31/17		10.98	0.25		(0.23)	0.02	(0.25)	—	(0.25)	10.75		3/31/17		0.15		7,372,654		0.12		0.12		2.27		14		14
	3/31/16		11.03	0.25		(0.03)	0.22	(0.25)	(0.02)	(0.27)	10.98		3/31/16		1.99		6,115,247		0.12		0.12		2.28		22		22
	3/31/15		10.67	0.24		0.37	0.61	(0.24)	(0.01)	(0.25)	11.03		3/31/15		5.73		5,727,975		0.12		0.12		2.18		20		20
Advisor Class:	9/30/19	#	10.76	0.14		0.42	0.56	(0.14)	—	(0.14)	11.18	Advisor Class:	9/30/19	#	5.26	[b]	5,794		0.22	[c]	0.22	[c]	2.58	[c]	8	[b]	8	[b]
	3/31/19		10.59	0.28		0.17	0.45	(0.28)	—	(0.28)	10.76		3/31/19		4.33		1,139		0.22		0.22		2.74		20		20
	3/31/18		10.76	0.25		(0.17)	0.08	(0.25)	(0.00)	(0.25)	10.59		3/31/18		0.78		282		0.20		0.20		2.30		15		15
	3/31/17		10.98	0.25		(0.22)	0.03	(0.25)	—	(0.25)	10.76		3/31/17		0.22		4,636		0.18		0.18		2.36		14		14
	3/31/16	‡	10.77	0.08		0.23	0.31	(0.08)	(0.02)	(0.10)	10.98		3/31/16	‡	2.84	[b]	102		0.34	[c]	0.27	[c]	2.23	[c]	22		22
Premier Class:	9/30/19	#	10.76	0.14		0.42	0.56	(0.14)	—	(0.14)	11.18	Premier Class:	9/30/19	#	5.23	[b]	25,826		0.27	[c]	0.27	[c]	2.55	[c]	8	[b]	8	[b]
	3/31/19		10.58	0.27		0.18	0.45	(0.27)	—	(0.27)	10.76		3/31/19		4.39		21,379		0.26		0.26		2.61		20		20
	3/31/18		10.75	0.25		(0.17)	0.08	(0.25)	(0.00)	(0.25)	10.58		3/31/18		0.74		33,640		0.27		0.27		2.30		15		15
	3/31/17		10.98	0.23		(0.23)	—	(0.23)	—	(0.23)	10.75		3/31/17		0.00		30,001		0.27		0.27		2.10		14		14
	3/31/16		11.03	0.23		(0.03)	0.20	(0.23)	(0.02)	(0.25)	10.98		3/31/16		1.84		52,687		0.27		0.27		2.13		22		22
	3/31/15		10.67	0.22		0.37	0.59	(0.22)	(0.01)	(0.23)	11.03		3/31/15		5.58		48,961		0.27		0.27		2.04		20		20
Retirement Class:	9/30/19	#	10.77	0.13		0.42	0.55	(0.13)	—	(0.13)	11.19	Retirement Class:	9/30/19	#	5.18	[b]	356,019		0.37	[c]	0.37	[c]	2.45	[c]	8	[b]	8	[b]
	3/31/19		10.59	0.26		0.18	0.44	(0.26)	—	(0.26)	10.77		3/31/19		4.29		258,787		0.36		0.36		2.53		20		20
	3/31/18		10.75	0.24		(0.16)	0.08	(0.24)	(0.00)	(0.24)	10.59		3/31/18		0.73		179,875		0.37		0.37		2.20		15		15
	3/31/17		10.98	0.22		(0.23)	(0.01)	(0.22)	—	(0.22)	10.75		3/31/17		(0.10)		139,123		0.37		0.37		2.02		14		14
	3/31/16		11.04	0.22		(0.04)	0.18	(0.22)	(0.02)	(0.24)	10.98		3/31/16		1.64		120,858		0.37		0.37		2.03		22		22
	3/31/15		10.68	0.21		0.37	0.58	(0.21)	(0.01)	(0.22)	11.04		3/31/15		5.47		96,643		0.37		0.37		1.93		20		20
Retail Class:	9/30/19	#	10.77	0.13		0.42	0.55	(0.13)	—	(0.13)	11.19	Retail Class:	9/30/19	#	5.14	[b]	25,475		0.43	[c]	0.43	[c]	2.39	[c]	8	[b]	8	[b]
	3/31/19		10.59	0.26		0.18	0.44	(0.26)	—	(0.26)	10.77		3/31/19		4.20		21,544		0.44		0.44		2.43		20		20
	3/31/18		10.75	0.23		(0.16)	0.07	(0.23)	(0.00)	(0.23)	10.59		3/31/18		0.66		20,927		0.44		0.44		2.12		15		15
	3/31/17		10.98	0.21		(0.23)	(0.02)	(0.21)	—	(0.21)	10.75		3/31/17		(0.18)		21,467		0.44		0.44		1.94		14		14
	3/31/16		11.04	0.21		(0.04)	0.17	(0.21)	(0.02)	(0.23)	10.98		3/31/16		1.55		21,540		0.46		0.46		1.94		22		22
	3/31/15		10.68	0.20		0.37	0.57	(0.20)	(0.01)	(0.21)	11.04		3/31/15		5.38		18,307		0.45		0.45		1.85		20		20
Class W:	9/30/19	#	10.76	0.15		0.42	0.57	(0.15)	—	(0.15)	11.18	Class W:	9/30/19	#	5.37	[b]	5,418,871		0.12	[c]	0.00	[c]	2.81	[c]	8	[b]	8	[b]
	3/31/19	††	10.43	0.16		0.32	0.48	(0.15)	—	(0.15)	10.76		3/31/19	††	4.69	[b]	4,605,482		0.11	[c]	0.00	[c]	2.97	[c]	20		20

76	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	77

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data														Ratios and supplemental data
				Gain (loss) from investment operations																							Portfolio
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset		For the														turnover rate
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,		period				Net assets at		Ratios to average net assets						Portfolio		excluding
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of		or year				end of period		Gross		Net		Net investment		turnover		mortgage
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period		ended		Total return		(in thousands	)	expenses		expenses		income (loss)		rate		dollar rolls

BOND PLUS FUND												BOND PLUS FUND
Institutional Class:	9/30/19	#	$10.35	$0.16		$ 0.39	$0.55	$(0.16)	$ —	$(0.16)	$10.74	Institutional Class:	9/30/19	#	5.30%[b]		$1,385,484		0.30%[c]		0.30%[c]		2.99%[c]		47%[b]		41%[b]
	3/31/19		10.24	0.35		0.10	0.45	(0.34)	—	(0.34)	10.35		3/31/19		4.56		1,185,094		0.30		0.30		3.39		106		90
	3/31/18		10.36	0.33		(0.11)	0.22	(0.33)	(0.01)	(0.34)	10.24		3/31/18		2.07		3,434,043		0.30		0.30		3.19		156		116
	3/31/17		10.47	0.33		(0.02)	0.31	(0.32)	(0.10)	(0.42)	10.36		3/31/17		3.02		2,921,905		0.31		0.31		3.12		246		154
	3/31/16		10.75	0.32		(0.16)	0.16	(0.32)	(0.12)	(0.44)	10.47		3/31/16		1.56		2,449,009		0.31		0.31		3.05		293		172
	3/31/15		10.58	0.29		0.30	0.59	(0.29)	(0.13)	(0.42)	10.75		3/31/15		5.66		2,522,232		0.32		0.32		2.71		285		133
Advisor Class:	9/30/19	#	10.36	0.15		0.39	0.54	(0.15)	—	(0.15)	10.75	Advisor Class:	9/30/19	#	5.17	[b]	238,216		0.39	[c]	0.39	[c]	2.81	[c]	47	[b]	41	[b]
	3/31/19		10.25	0.34		0.11	0.45	(0.34)	—	(0.34)	10.36		3/31/19		4.51		35,007		0.35		0.35		3.39		106		90
	3/31/18		10.37	0.32		(0.11)	0.21	(0.32)	(0.01)	(0.33)	10.25		3/31/18		1.99		24,604		0.37		0.37		3.17		156		116
	3/31/17		10.48	0.30		0.01	0.31	(0.32)	(0.10)	(0.42)	10.37		3/31/17		2.98		1,658		0.40		0.40		2.98		246		154
	3/31/16	‡	10.45	0.10		0.15	0.25	(0.10)	(0.12)	(0.22)	10.48		3/31/16	‡	2.46	[b]	102		0.53	[c]	0.46	[c]	3.06	[c]	293		172
Premier Class:	9/30/19	#	10.35	0.15		0.38	0.53	(0.15)	—	(0.15)	10.73	Premier Class:	9/30/19	#	5.13	[b]	10,938		0.45	[c]	0.45	[c]	2.84	[c]	47	[b]	41	[b]
	3/31/19		10.24	0.33		0.11	0.44	(0.33)	—	(0.33)	10.35		3/31/19		4.41		10,707		0.45		0.45		3.25		106		90
	3/31/18		10.36	0.32		(0.12)	0.20	(0.31)	(0.01)	(0.32)	10.24		3/31/18		1.92		22,115		0.46		0.46		3.02		156		116
	3/31/17		10.47	0.31		(0.01)	0.30	(0.31)	(0.10)	(0.41)	10.36		3/31/17		2.87		41,849		0.46		0.46		2.97		246		154
	3/31/16		10.75	0.30		(0.16)	0.14	(0.30)	(0.12)	(0.42)	10.47		3/31/16		1.41		26,983		0.46		0.46		2.92		293		172
	3/31/15		10.58	0.27		0.30	0.57	(0.27)	(0.13)	(0.40)	10.75		3/31/15		5.60		17,022		0.47		0.47		2.57		285		133
Retirement Class:	9/30/19	#	10.37	0.14		0.38	0.52	(0.14)	—	(0.14)	10.75	Retirement Class:	9/30/19	#	5.07	[b]	436,433		0.55	[c]	0.55	[c]	2.75	[c]	47	[b]	41	[b]
	3/31/19		10.26	0.32		0.11	0.43	(0.32)	—	(0.32)	10.37		3/31/19		4.30		436,641		0.55		0.55		3.18		106		90
	3/31/18		10.37	0.31		(0.11)	0.20	(0.30)	(0.01)	(0.31)	10.26		3/31/18		1.92		426,965		0.55		0.55		2.94		156		116
	3/31/17		10.49	0.30		(0.02)	0.28	(0.30)	(0.10)	(0.40)	10.37		3/31/17		2.67		333,416		0.56		0.56		2.87		246		154
	3/31/16		10.76	0.29		(0.15)	0.14	(0.29)	(0.12)	(0.41)	10.49		3/31/16		1.41		198,216		0.56		0.56		2.80		293		172
	3/31/15		10.59	0.26		0.30	0.56	(0.26)	(0.13)	(0.39)	10.76		3/31/15		5.39		200,632		0.57		0.57		2.46		285		133
Retail Class:	9/30/19	#	10.38	0.14		0.38	0.52	(0.14)	—	(0.14)	10.76	Retail Class:	9/30/19	#	5.03	[b]	315,292		0.61	[c]	0.61	[c]	2.67	[c]	47	[b]	41	[b]
	3/31/19		10.26	0.32		0.11	0.43	(0.31)	—	(0.31)	10.38		3/31/19		4.33		256,549		0.62		0.62		3.11		106		90
	3/31/18		10.38	0.30		(0.11)	0.19	(0.30)	(0.01)	(0.31)	10.26		3/31/18		1.75		264,757		0.62		0.62		2.87		156		116
	3/31/17		10.49	0.30		(0.02)	0.28	(0.29)	(0.10)	(0.39)	10.38		3/31/17		2.69		263,847		0.63		0.63		2.80		246		154
	3/31/16		10.77	0.29		(0.17)	0.12	(0.28)	(0.12)	(0.40)	10.49		3/31/16		1.25		264,536		0.63		0.63		2.73		293		172
	3/31/15		10.60	0.26		0.29	0.55	(0.25)	(0.13)	(0.38)	10.77		3/31/15		5.31		270,579		0.64		0.64		2.39		285		133
Class W:	9/30/19	#	10.36	0.17		0.38	0.55	(0.17)	—	(0.17)	10.74	Class W:	9/30/19	#	5.36	[b]	2,425,203		0.30	[c]	0.00	[c]	3.29	[c]	47	[b]	41	[b]
	3/31/19	††	10.07	0.19		0.29	0.48	(0.19)	—	(0.19)	10.36		3/31/19	††	4.82	[b]	2,370,116		0.31	[c]	0.00	[c]	3.84	[c]	106		90

5–15 YEAR LADDERED TAX-EXEMPT BOND FUND												5–15 YEAR LADDERED TAX-EXEMPT BOND FUND
Institutional Class:	9/30/19	#	10.55	0.13		0.29	0.42	(0.14)	—	(0.14)	10.83	Institutional Class:	9/30/19	#	3.95	[b]	6,327		0.34	[c]	0.30	[c]	2.51	[c]	9	[b]	9	[b]
	3/31/19		10.26	0.27		0.30	0.57	(0.27)	(0.01)	(0.28)	10.55		3/31/19		5.64		5,091		0.35		0.31		2.71		43		43
	3/31/18		10.25	0.24		0.01	0.25	(0.24)	(0.00)[d]	(0.24)	10.26		3/31/18		2.48		1,401		0.38		0.35		2.31		29		29
	3/31/17		10.72	0.22		(0.29)	(0.07)	(0.23)	(0.17)	(0.40)	10.25		3/31/17		(0.63)		2,418		0.37		0.35		2.04		59		59
	3/31/16		10.82	0.22		0.06	0.28	(0.22)	(0.16)	(0.38)	10.72		3/31/16		2.60		49,799		0.36		0.35		2.03		110		110
	3/31/15		10.51	0.24		0.41	0.65	(0.23)	(0.11)	(0.34)	10.82		3/31/15		6.27		43,616		0.35		0.35		2.19		155		155
Advisor Class:	9/30/19	#	10.55	0.13		0.28	0.41	(0.13)	—	(0.13)	10.83	Advisor Class:	9/30/19	#	3.92	[b]	792		0.41	[c]	0.37	[c]	2.50	[c]	9	[b]	9	[b]
	3/31/19		10.26	0.26		0.30	0.56	(0.26)	(0.01)	(0.27)	10.55		3/31/19		5.58		228		0.41		0.38		2.58		43		43
	3/31/18		10.25	0.24		0.01	0.25	(0.24)	(0.00)[d]	(0.24)	10.26		3/31/18		2.49		100		0.37		0.34		2.34		29		29
	3/31/17		10.72	0.23		(0.30)	(0.07)	(0.23)	(0.17)	(0.40)	10.25		3/31/17		(0.63)		99		0.38		0.36		2.15		59		59
	3/31/16	‡	10.75	0.07		0.13	0.20	(0.07)	(0.16)	(0.23)	10.72		3/31/16	‡	1.85	[b]	101		0.58	[c]	0.50	[c]	2.00	[c]	110		110

Retail Class:	9/30/19	#	10.56	0.12		0.28	0.40	(0.12)	—	(0.12)	10.84	Retail Class:	9/30/19	#	3.81	[b]	274,698		0.62	[c]	0.58	[c]	2.24	[c]	9	[b]	9	[b]
	3/31/19		10.27	0.24		0.30	0.54	(0.24)	(0.01)	(0.25)	10.56		3/31/19		5.34		265,913		0.63		0.60		2.34		43		43
	3/31/18		10.26	0.21		0.01	0.22	(0.21)	(0.00)[d]	(0.21)	10.27		3/31/18		2.20		266,695		0.65		0.62		2.06		29		29
	3/31/17		10.73	0.20		(0.30)	(0.10)	(0.20)	(0.17)	(0.37)	10.26		3/31/17		(0.90)		281,643		0.65		0.63		1.87		59		59
	3/31/16		10.84	0.19		0.05	0.24	(0.19)	(0.16)	(0.35)	10.73		3/31/16		2.22		296,355		0.63		0.63		1.75		110		110
	3/31/15		10.52	0.20		0.43	0.63	(0.20)	(0.11)	(0.31)	10.84		3/31/15		6.07		306,179		0.63		0.63		1.90		155		155

GREEN BOND FUND												GREEN BOND FUND
Institutional Class:	9/30/19	#	10.33	0.17		0.38	0.55	(0.17)	—	(0.17)	10.71	Institutional Class:	9/30/19	#	5.39	[b]	22,552		1.29	[c]	0.45	[c]	3.29	[c]	17	[b]	17	[b]
	3/31/19	§	10.00	0.14		0.33	0.47	(0.14)	—	(0.14)	10.33		3/31/19	§	4.71	[b]	21,751		2.99	[c]	0.45	[c]	3.68	[c]	31	[b]	31	[b]
Advisor Class:	9/30/19	#	10.33	0.17		0.38	0.55	(0.17)	—	(0.17)	10.71	Advisor Class:	9/30/19	#	5.39	[b]	1,071		1.30	[c]	0.45	[c]	3.28	[c]	17	[b]	17	[b]
	3/31/19	§	10.00	0.13		0.33	0.46	(0.13)	—	(0.13)	10.33		3/31/19	§	4.66	[b]	1,033		3.37	[c]	0.60	[c]	3.53	[c]	31	[b]	31	[b]
Premier Class:	9/30/19	#	10.33	0.17		0.38	0.55	(0.17)	—	(0.17)	10.71	Premier Class:	9/30/19	#	5.31	[b]	1,071		1.45	[c]	0.60	[c]	3.14	[c]	17	[b]	17	[b]
	3/31/19	§	10.00	0.13		0.33	0.46	(0.13)	—	(0.13)	10.33		3/31/19	§	4.66	[b]	1,033		3.52	[c]	0.60	[c]	3.53	[c]	31	[b]	31	[b]
Retirement Class:	9/30/19	#	10.33	0.17		0.37	0.54	(0.16)	—	(0.16)	10.71	Retirement Class:	9/30/19	#	5.30	[b]	3,929		1.55	[c]	0.62	[c]	3.18	[c]	17	[b]	17	[b]
	3/31/19	§	10.00	0.13		0.33	0.46	(0.13)	—	(0.13)	10.33		3/31/19	§	4.65	[b]	1,620		3.54	[c]	0.62	[c]	3.60	[c]	31	[b]	31	[b]
Retail Class:	9/30/19	#	10.33	0.16		0.38	0.54	(0.16)	—	(0.16)	10.71	Retail Class:	9/30/19	#	5.27	[b]	2,124		1.54	[c]	0.69	[c]	3.07	[c]	17	[b]	17	[b]
	3/31/19	§	10.00	0.13		0.33	0.46	(0.13)	—	(0.13)	10.33		3/31/19	§	4.62	[b]	1,403		3.92	[c]	0.71	[c]	3.50	[c]	31	[b]	31	[b]

78	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	79

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data														Ratios and supplemental data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset		For the
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,		period				Net assets at		Ratios to average net assets						Portfolio
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of		or year				end of period		Gross		Net		Net investment		turnover
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period		ended		Total return		(in thousands	)	expenses		expenses		income (loss)		rate

HIGH-YIELD FUND												HIGH-YIELD FUND
Institutional Class:	9/30/19	#	$ 9.61	$0.28		$ 0.10	$ 0.38	$(0.28)	$ —	$(0.28)	$9.71	Institutional Class:	9/30/19	#	3.97%[b]		$2,804,698		0.36%[c]		0.35%[c]		5.73%[c]		17%[b]
	3/31/19		9.56	0.56		0.05	0.61	(0.56)	—	(0.56)	9.61		3/31/19		6.58		3,105,793		0.36		0.36		5.86		45
	3/31/18		9.80	0.51		(0.24)	0.27	(0.51)	—	(0.51)	9.56		3/31/18		2.72		2,844,390		0.36		0.36		5.19		40
	3/31/17		9.02	0.56		0.78	1.34	(0.56)	—	(0.56)	9.80		3/31/17		15.24		2,417,175		0.36		0.36		5.81		52
	3/31/16		9.94	0.55		(0.92)	(0.37)	(0.55)	—	(0.55)	9.02		3/31/16		(3.84)		2,253,957		0.36		0.36		5.86		50
	3/31/15		10.38	0.55		(0.32)	0.23	(0.55)	(0.12)	(0.67)	9.94		3/31/15		2.33		2,154,591		0.36		0.36		5.41		71
Advisor Class:	9/30/19	#	9.60	0.27		0.11	0.38	(0.27)	—	(0.27)	9.71	Advisor Class:	9/30/19	#	4.01	[b]	10,435		0.48	[c]	0.47	[c]	5.60	[c]	17	[b]
	3/31/19		9.56	0.55		0.03	0.58	(0.54)	—	(0.54)	9.60		3/31/19		6.34		13,910		0.47		0.47		5.80		45
	3/31/18		9.80	0.49		(0.23)	0.26	(0.50)	—	(0.50)	9.56		3/31/18		2.62		5,199		0.46		0.46		5.03		40
	3/31/17		9.01	0.53		0.81	1.34	(0.55)	—	(0.55)	9.80		3/31/17		15.17		5,133		0.43		0.43		5.55		52
	3/31/16	‡	9.17	0.18		(0.16)	0.02	(0.18)	—	(0.18)	9.01		3/31/16	‡	0.23	[b]	102		0.58	[c]	0.51	[c]	6.31	[c]	50
Premier Class:	9/30/19	#	9.62	0.27		0.11	0.38	(0.27)	—	(0.27)	9.73	Premier Class:	9/30/19	#	4.00	[b]	23,215		0.51	[c]	0.50	[c]	5.59	[c]	17	[b]
	3/31/19		9.57	0.54		0.05	0.59	(0.54)	—	(0.54)	9.62		3/31/19		6.41		32,528		0.51		0.51		5.54		45
	3/31/18		9.81	0.49		(0.24)	0.25	(0.49)	—	(0.49)	9.57		3/31/18		2.57		130,399		0.51		0.51		5.02		40
	3/31/17		9.02	0.54		0.79	1.33	(0.54)	—	(0.54)	9.81		3/31/17		15.06		144,573		0.51		0.51		5.64		52
	3/31/16		9.94	0.53		(0.91)	(0.38)	(0.54)	—	(0.54)	9.02		3/31/16		(3.87)		73,106		0.51		0.51		5.80		50
	3/31/15		10.39	0.54		(0.33)	0.21	(0.54)	(0.12)	(0.66)	9.94		3/31/15		2.08		33,545		0.51		0.51		5.26		71
Retirement Class:	9/30/19	#	9.61	0.27		0.11	0.38	(0.27)	—	(0.27)	9.72	Retirement Class:	9/30/19	#	3.95	[b]	371,467		0.61	[c]	0.60	[c]	5.48	[c]	17	[b]
	3/31/19		9.57	0.53		0.04	0.57	(0.53)	—	(0.53)	9.61		3/31/19		6.20		385,205		0.61		0.61		5.60		45
	3/31/18		9.81	0.48		(0.24)	0.24	(0.48)	—	(0.48)	9.57		3/31/18		2.47		418,842		0.61		0.61		4.93		40
	3/31/17		9.02	0.53		0.79	1.32	(0.53)	—	(0.53)	9.81		3/31/17		14.95		361,397		0.61		0.61		5.55		52
	3/31/16		9.94	0.52		(0.91)	(0.39)	(0.53)	—	(0.53)	9.02		3/31/16		(3.97)		248,713		0.61		0.61		5.61		50
	3/31/15		10.38	0.52		(0.31)	0.21	(0.53)	(0.12)	(0.65)	9.94		3/31/15		2.08		245,574		0.61		0.61		5.10		71
Retail Class:	9/30/19	#	9.65	0.27		0.11	0.38	(0.27)	—	(0.27)	9.76	Retail Class:	9/30/19	#	3.93	[b]	325,246		0.64	[c]	0.63	[c]	5.45	[c]	17	[b]
	3/31/19		9.61	0.53		0.04	0.57	(0.53)	—	(0.53)	9.65		3/31/19		6.17		324,373		0.63		0.63		5.55		45
	3/31/18		9.85	0.48		(0.24)	0.24	(0.48)	—	(0.48)	9.61		3/31/18		2.47		623,780		0.62		0.62		4.91		40
	3/31/17		9.06	0.53		0.79	1.32	(0.53)	—	(0.53)	9.85		3/31/17		15.01		620,629		0.63		0.63		5.53		52
	3/31/16		9.98	0.52		(0.91)	(0.39)	(0.53)	—	(0.53)	9.06		3/31/16		(4.06)		441,569		0.63		0.63		5.55		50
	3/31/15		10.43	0.52		(0.32)	0.20	(0.53)	(0.12)	(0.65)	9.98		3/31/15		1.97		541,978		0.64		0.64		5.11		71
Class W:	9/30/19	#	9.61	0.29		0.10	0.39	(0.29)	—	(0.29)	9.71	Class W:	9/30/19	#	4.15	[b]	275,357		0.36	[c]	0.00	[c]	6.08	[c]	17	[b]
	3/31/19	††	9.66	0.30		(0.05)	0.25	(0.30)	—	(0.30)	9.61		3/31/19	††	2.69	[b]	290,227		0.36	[c]	0.00	[c]	6.38	[c]	45

INFLATION-LINKED BOND FUND												INFLATION-LINKED BOND FUND
Institutional Class:	9/30/19	#	11.29	0.22		0.12	0.34	(0.15)	—	(0.15)	11.48	Institutional Class:	9/30/19	#	3.03	[b]	1,676,000		0.26	[c]	0.24	[c]	3.84	[c]	14	[b]
	3/31/19		11.28	0.24		0.05	0.29	(0.28)	—	(0.28)	11.29		3/31/19		2.67		1,634,250		0.26		0.26		2.12		21
	3/31/18		11.48	0.23		(0.20)	0.03	(0.23)	—	(0.23)	11.28		3/31/18		0.23		2,542,095		0.26		0.26		2.05		17
	3/31/17		11.53	0.27		(0.14)	0.13	(0.18)	—	(0.18)	11.48		3/31/17		1.12		2,163,413		0.26		0.26		2.31		28
	3/31/16		11.52	0.16		(0.11)	0.05	(0.04)	—	(0.04)	11.53		3/31/16		0.41		1,903,233		0.27		0.27		1.45		27
	3/31/15		11.41	0.02		0.31	0.33	(0.21)	(0.01)	(0.22)	11.52		3/31/15		2.92		1,713,985		0.26		0.26		0.16		17
Advisor Class:	9/30/19	#	11.29	0.15		0.19	0.34	(0.15)	—	(0.15)	11.48	Advisor Class:	9/30/19	#	3.00	[b]	229,407		0.36	[c]	0.34	[c]	2.62	[c]	14	[b]
	3/31/19		11.28	0.16		0.12	0.28	(0.27)	—	(0.27)	11.29		3/31/19		2.52		300		0.36		0.36		1.47		21
	3/31/18		11.48	0.21		(0.20)	0.01	(0.21)	—	(0.21)	11.28		3/31/18		0.12		270		0.42		0.41		1.88		17
	3/31/17		11.53	0.30		(0.18)	0.12	(0.17)	—	(0.17)	11.48		3/31/17		1.08		225		0.28		0.28		2.62		28
	3/31/16	‡	11.24	(0.04)		0.37	0.33	(0.04)	—	(0.04)	11.53		3/31/16	‡	2.90	[b]	103		0.48	[c]	0.42	[c]	(1.16)[c]		27
Premier Class:	9/30/19	#	11.26	0.21		0.13	0.34	(0.14)	—	(0.14)	11.46	Premier Class:	9/30/19	#	3.01	[b]	3,211		0.41	[c]	0.39	[c]	3.72	[c]	14	[b]
	3/31/19		11.25	0.21		0.06	0.27	(0.26)	—	(0.26)	11.26		3/31/19		2.44		3,490		0.41		0.41		1.86		21
	3/31/18		11.45	0.22		(0.21)	0.01	(0.21)	—	(0.21)	11.25		3/31/18		0.08		10,811		0.41		0.41		1.90		17
	3/31/17		11.50	0.25		(0.14)	0.11	(0.16)	—	(0.16)	11.45		3/31/17		0.97		11,361		0.41		0.41		2.20		28
	3/31/16		11.49	0.12		(0.09)	0.03	(0.02)	—	(0.02)	11.50		3/31/16		0.31		10,486		0.42		0.42		1.10		27
	3/31/15		11.39	0.01		0.30	0.31	(0.20)	(0.01)	(0.21)	11.49		3/31/15		2.76		7,545		0.42		0.42		0.08		17
Retirement Class:	9/30/19	#	11.36	0.21		0.13	0.34	(0.13)	—	(0.13)	11.57	Retirement Class:	9/30/19	#	2.90	[b]	210,529		0.51	[c]	0.49	[c]	3.63	[c]	14	[b]
	3/31/19		11.36	0.17		0.09	0.26	(0.26)	—	(0.26)	11.36		3/31/19		2.31		222,321		0.51		0.51		1.50		21
	3/31/18		11.56	0.21		(0.21)	—	(0.20)	—	(0.20)	11.36		3/31/18		(0.03)		231,263		0.51		0.51		1.81		17
	3/31/17		11.61	0.24		(0.14)	0.10	(0.15)	—	(0.15)	11.56		3/31/17		0.84		235,188		0.57		0.55		2.07		28
	3/31/16		11.60	0.14		(0.11)	0.03	(0.02)	—	(0.02)	11.61		3/31/16		0.22		217,000		0.52		0.52		1.20		27
	3/31/15		11.50	0.04		0.27	0.31	(0.20)	(0.01)	(0.21)	11.60		3/31/15		2.67		166,302		0.51		0.51		0.32		17
Retail Class:	9/30/19	#	10.99	0.18		0.15	0.33	(0.13)	—	(0.13)	11.19	Retail Class:	9/30/19	#	2.87	[b]	159,703		0.58	[c]	0.56	[c]	3.26	[c]	14	[b]
	3/31/19		11.00	0.16		0.08	0.24	(0.25)	—	(0.25)	10.99		3/31/19		2.32		101,245		0.58		0.58		1.46		21
	3/31/18		11.20	0.19		(0.20)	(0.01)	(0.19)	—	(0.19)	11.00		3/31/18		(0.14)		110,279		0.59		0.59		1.70		17
	3/31/17		11.25	0.23		(0.14)	0.09	(0.14)	—	(0.14)	11.20		3/31/17		0.83		121,954		0.58		0.58		2.03		28
	3/31/16		11.24	0.14		(0.12)	0.02	(0.01)	—	(0.01)	11.25		3/31/16		0.18		125,137		0.58		0.58		1.27		27
	3/31/15		11.16	0.01		0.27	0.28	(0.19)	(0.01)	(0.20)	11.24		3/31/15		2.55		138,801		0.57		0.57		0.08		17
Class W:	9/30/19	#	11.29	0.23		0.13	0.36	(0.17)	—	(0.17)	11.48	Class W:	9/30/19	#	3.22	[b]	1,232,341		0.26	[c]	0.00	[c]	4.05	[c]	14	[b]
	3/31/19	††	11.13	0.02		0.26	0.28	(0.12)	—	(0.12)	11.29		3/31/19	††	2.56	[b]	1,132,698		0.26	[c]	0.00	[c]	0.31	[c]	21

80	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	81

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data														Ratios and supplemental data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset		For the
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,		period				Net assets at		Ratios to average net assets						Portfolio
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of		or year				end of period		Gross		Net		Net investment		turnover
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period		ended		Total return		(in thousands	)	expenses		expenses		income (loss)		rate

SHORT DURATION IMPACT BOND FUND												SHORT DURATION IMPACT BOND FUND
Institutional Class:	9/30/19	#	$10.08	$0.15		$0.13	$0.28	$(0.15)	$ —	$(0.15)	$10.21	Institutional Class:	9/30/19	#	2.79%[b]		$ 23,012		1.22%[c]		0.35%[c]		2.95%[c]		58%[b]
	3/31/19	§	10.00	0.12		0.08	0.20	(0.12)	—	(0.12)	10.08		3/31/19	§	1.99	[b]	22,599		2.89	[c]	0.35	[c]	3.17	[c]	39	[b]
Advisor Class:	9/30/19	#	10.08	0.15		0.13	0.28	(0.15)	—	(0.15)	10.21	Advisor Class:	9/30/19	#	2.79	[b]	1,021		1.23	[c]	0.35	[c]	2.94	[c]	58	[b]
	3/31/19	§	10.00	0.11		0.08	0.19	(0.11)	—	(0.11)	10.08		3/31/19	§	1.93	[b]	1,008		3.27	[c]	0.50	[c]	3.01	[c]	39	[b]
Premier Class:	9/30/19	#	10.08	0.14		0.13	0.27	(0.14)	—	(0.14)	10.21	Premier Class:	9/30/19	#	2.71	[b]	1,021		1.38	[c]	0.50	[c]	2.80	[c]	58	[b]
	3/31/19	§	10.00	0.11		0.08	0.19	(0.11)	—	(0.11)	10.08		3/31/19	§	1.93	[b]	1,008		3.42	[c]	0.50	[c]	3.01	[c]	39	[b]
Retirement Class:	9/30/19	#	10.08	0.14		0.13	0.27	(0.14)	—	(0.14)	10.21	Retirement Class:	9/30/19	#	2.66	[b]	2,184		1.48	[c]	0.60	[c]	2.72	[c]	58	[b]
	3/31/19	§	10.00	0.11		0.08	0.19	(0.11)	—	(0.11)	10.08		3/31/19	§	1.90	[b]	1,095		3.50	[c]	0.60	[c]	2.91	[c]	39	[b]
Retail Class:	9/30/19	#	10.08	0.14		0.13	0.27	(0.14)	—	(0.14)	10.21	Retail Class:	9/30/19	#	2.69	[b]	1,046		1.41	[c]	0.53	[c]	2.76	[c]	58	[b]
	3/31/19	§	10.00	0.11		0.08	0.19	(0.11)	—	(0.11)	10.08		3/31/19	§	1.87	[b]	1,118		3.85	[c]	0.68	[c]	2.84	[c]	39	[b]

SHORT-TERM BOND FUND												SHORT-TERM BOND FUND
Institutional Class:	9/30/19	#	10.29	0.14		0.09	0.23	(0.14)	—	(0.14)	10.38	Institutional Class:	9/30/19	#	2.27	[b]	875,472		0.27	[c]	0.27	[c]	2.74	[c]	69	[b]
	3/31/19		10.25	0.26		0.04	0.30	(0.26)	—	(0.26)	10.29		3/31/19		2.99		902,950		0.27		0.27		2.52		118
	3/31/18		10.34	0.20		(0.08)	0.12	(0.20)	(0.01)	(0.21)	10.25		3/31/18		1.14		1,462,512		0.27		0.27		1.95		77
	3/31/17		10.34	0.19		—	0.19	(0.19)	(0.00)[d]	(0.19)	10.34		3/31/17		1.84		1,606,917		0.27		0.27		1.81		103
	3/31/16		10.39	0.17		(0.05)	0.12	(0.17)	(0.00)[d]	(0.17)	10.34		3/31/16		1.18		1,282,105		0.27		0.27		1.66		93
	3/31/15		10.41	0.13		(0.01)	0.12	(0.13)	(0.01)	(0.14)	10.39		3/31/15		1.18		1,170,805		0.27		0.27		1.28		114
Advisor Class:	9/30/19	#	10.29	0.13		0.10	0.23	(0.14)	—	(0.14)	10.38	Advisor Class:	9/30/19	#	2.21	[b]	205,544		0.36	[c]	0.36	[c]	2.63	[c]	69	[b]
	3/31/19		10.24	0.27		0.03	0.30	(0.25)	—	(0.25)	10.29		3/31/19		3.00		7,875		0.40		0.40		2.72		118
	3/31/18		10.34	0.20		(0.09)	0.11	(0.20)	(0.01)	(0.21)	10.24		3/31/18		1.02		286		0.29		0.29		1.98		77
	3/31/17		10.33	0.19		0.01	0.20	(0.19)	(0.00)[d]	(0.19)	10.34		3/31/17		1.94		100		0.28		0.28		1.81		103
	3/31/16	‡	10.31	0.05		0.02	0.07	(0.05)	(0.00)[d]	(0.05)	10.33		3/31/16	‡	0.72	[b]	100		0.50	[c]	0.43	[c]	1.62	[c]	93
Premier Class:	9/30/19	#	10.30	0.14		0.08	0.22	(0.13)	—	(0.13)	10.39	Premier Class:	9/30/19	#	2.19	[b]	5,462		0.42	[c]	0.42	[c]	2.61	[c]	69	[b]
	3/31/19		10.26	0.25		0.04	0.29	(0.25)	—	(0.25)	10.30		3/31/19		2.83		8,522		0.42		0.42		2.39		118
	3/31/18		10.35	0.18		(0.07)	0.11	(0.19)	(0.01)	(0.20)	10.26		3/31/18		0.99		11,705		0.42		0.42		1.78		77
	3/31/17		10.35	0.17		—	0.17	(0.17)	(0.00)[d]	(0.17)	10.35		3/31/17		1.69		14,966		0.42		0.42		1.66		103
	3/31/16		10.40	0.16		(0.05)	0.11	(0.16)	(0.00)[d]	(0.16)	10.35		3/31/16		1.03		11,709		0.42		0.42		1.51		93
	3/31/15		10.42	0.12		(0.01)	0.11	(0.12)	(0.01)	(0.13)	10.40		3/31/15		1.02		10,103		0.42		0.42		1.13		114
Retirement Class:	9/30/19	#	10.30	0.13		0.09	0.22	(0.13)	—	(0.13)	10.39	Retirement Class:	9/30/19	#	2.14	[b]	133,137		0.52	[c]	0.52	[c]	2.49	[c]	69	[b]
	3/31/19		10.26	0.24		0.04	0.28	(0.24)	—	(0.24)	10.30		3/31/19		2.73		110,523		0.52		0.52		2.31		118
	3/31/18		10.35	0.17		(0.07)	0.10	(0.18)	(0.01)	(0.19)	10.26		3/31/18		0.89		100,591		0.52		0.52		1.69		77
	3/31/17		10.35	0.16		—	0.16	(0.16)	(0.00)[d]	(0.16)	10.35		3/31/17		1.59		107,016		0.52		0.52		1.57		103
	3/31/16		10.40	0.15		(0.05)	0.10	(0.15)	(0.00)[d]	(0.15)	10.35		3/31/16		0.93		97,057		0.52		0.52		1.41		93
	3/31/15		10.42	0.11		(0.01)	0.10	(0.11)	(0.01)	(0.12)	10.40		3/31/15		0.92		100,515		0.52		0.52		1.04		114
Retail Class:	9/30/19	#	10.30	0.12		0.10	0.22	(0.13)	—	(0.13)	10.39	Retail Class:	9/30/19	#	2.11	[b]	191,335		0.57	[c]	0.57	[c]	2.44	[c]	69	[b]
	3/31/19		10.26	0.23		0.04	0.27	(0.23)	—	(0.23)	10.30		3/31/19		2.67		111,808		0.58		0.58		2.24		118
	3/31/18		10.35	0.17		(0.08)	0.09	(0.17)	(0.01)	(0.18)	10.26		3/31/18		0.84		126,010		0.57		0.57		1.65		77
	3/31/17		10.34	0.16		0.01	0.17	(0.16)	(0.00)[d]	(0.16)	10.35		3/31/17		1.62		130,393		0.58		0.58		1.50		103
	3/31/16		10.40	0.14		(0.06)	0.08	(0.14)	(0.00)[d]	(0.14)	10.34		3/31/16		0.78		138,591		0.58		0.58		1.35		93
	3/31/15		10.42	0.10		(0.01)	0.09	(0.10)	(0.01)	(0.11)	10.40		3/31/15		0.87		152,100		0.58		0.58		0.98		114
Class W:	9/30/19	#	10.29	0.16		0.09	0.25	(0.16)	—	(0.16)	10.38	Class W:	9/30/19	#	2.41	[b]	856,970		0.27	[c]	0.00	[c]	3.02	[c]	69	[b]
	3/31/19	††	10.20	0.15		0.09	0.24	(0.15)	—	(0.15)	10.29		3/31/19	††	2.38	[b]	843,472		0.27	[c]	0.00	[c]	2.96	[c]	118

82	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	83

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data														Ratios and supplemental data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset		For the
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,		period				Net assets at		Ratios to average net assets						Portfolio
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of		or year				end of period		Gross		Net		Net investment		turnover
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period		ended		Total return		(in thousands	)	expenses		expenses		income (loss)		rate

SHORT-TERM BOND INDEX FUND												SHORT-TERM BOND INDEX FUND
Institutional Class:	9/30/19	#	$ 9.91	$0.12		$ 0.09	$0.21	$(0.12)	$ —	$(0.12)	$10.00	Institutional Class:	9/30/19	#	2.10%[b]		$ 54,684		0.13%[c]		0.12%[c]		2.35%[c]		22%[b]
	3/31/19		9.84	0.20		0.08	0.28	(0.21)	—	(0.21)	9.91		3/31/19		2.92		43,990		0.15		0.06		2.05		61
	3/31/18		9.97	0.14		(0.13)	0.01	(0.14)	—	(0.14)	9.84		3/31/18		0.11		328,156		0.18		0.08		1.45		57
	3/31/17		10.03	0.10		(0.06)	0.04	(0.10)	—	(0.10)	9.97		3/31/17		0.44		165,909		0.25		0.12		1.05		61
	3/31/16	^	10.00	0.05		0.03	0.08	(0.05)	(0.00)[d]	(0.05)	10.03		3/31/16	^	0.85	[b]	106,153		0.45	[c]	0.12	[c]	0.85	[c]	53	[b]
Advisor Class:	9/30/19	#	9.91	0.11		0.09	0.20	(0.11)	—	(0.11)	10.00	Advisor Class:	9/30/19	#	2.02	[b]	762		0.27	[c]	0.26	[c]	2.21	[c]	22	[b]
	3/31/19		9.84	0.20		0.07	0.27	(0.20)	—	(0.20)	9.91		3/31/19		2.78		868		0.29		0.23		2.08		61
	3/31/18		9.97	0.13		(0.13)	—	(0.13)	—	(0.13)	9.84		3/31/18		(0.03)		496		0.38		0.22		1.32		57
	3/31/17		10.03	0.10		(0.06)	0.04	(0.10)	—	(0.10)	9.97		3/31/17		0.44		171		0.25		0.12		1.05		61
	3/31/16	‡	9.97	0.02		0.06	0.08	(0.02)	(0.00)[d]	(0.02)	10.03		3/31/16	‡	0.85	[b]	101		0.67	[c]	0.27	[c]	0.77	[c]	53	[b]
Premier Class:	9/30/19	#	9.90	0.11		0.08	0.19	(0.10)	—	(0.10)	9.99	Premier Class:	9/30/19	#	2.02	[b]	666		0.29	[c]	0.27	[c]	2.19	[c]	22	[b]
	3/31/19		9.83	0.20		0.07	0.27	(0.20)	—	(0.20)	9.90		3/31/19		2.77		636		0.31		0.24		2.02		61
	3/31/18		9.97	0.13		(0.14)	(0.01)	(0.13)	—	(0.13)	9.83		3/31/18		(0.14)		643		0.34		0.23		1.28		57
	3/31/17		10.03	0.09		(0.06)	0.03	(0.09)	—	(0.09)	9.97		3/31/17		0.28		362		0.41		0.27		0.85		61
	3/31/16	^	10.00	0.04		0.03	0.07	(0.04)	(0.00)[d]	(0.04)	10.03		3/31/16	^	0.75	[b]	1,003		0.84	[c]	0.27	[c]	0.69	[c]	53	[b]
Retirement Class:	9/30/19	#	9.91	0.10		0.09	0.19	(0.10)	—	(0.10)	10.00	Retirement Class:	9/30/19	#	1.97	[b]	66,988		0.38	[c]	0.37	[c]	2.10	[c]	22	[b]
	3/31/19		9.84	0.19		0.07	0.26	(0.19)	—	(0.19)	9.91		3/31/19		2.66		52,082		0.40		0.34		1.96		61
	3/31/18		9.97	0.12		(0.13)	(0.01)	(0.12)	—	(0.12)	9.84		3/31/18		(0.14)		26,749		0.43		0.33		1.22		57
	3/31/17		10.03	0.08		(0.06)	0.02	(0.08)	—	(0.08)	9.97		3/31/17		0.19		10,687		0.50		0.37		0.80		61
	3/31/16	^	10.00	0.04		0.03	0.07	(0.04)	(0.00)[d]	(0.04)	10.03		3/31/16	^	0.69	[b]	4,975		0.80	[c]	0.37	[c]	0.63	[c]	53	[b]
Retail Class:	9/30/19	#	9.91	0.10		0.09	0.19	(0.10)	—	(0.10)	10.00	Retail Class:	9/30/19	#	1.95	[b]	3,146		0.42	[c]	0.41	[c]	2.06	[c]	22	[b]
	3/31/19		9.84	0.18		0.07	0.25	(0.18)	—	(0.18)	9.91		3/31/19		2.56		2,652		0.58		0.44		1.84		61
	3/31/18		9.97	0.11		(0.13)	(0.02)	(0.11)	—	(0.11)	9.84		3/31/18		(0.24)		1,990		0.64		0.44		1.06		57
	3/31/17		10.03	0.07		(0.06)	0.01	(0.07)	—	(0.07)	9.97		3/31/17		0.13		1,935		0.55		0.42		0.73		61
	3/31/16	^	10.00	0.03		0.03	0.06	(0.03)	(0.00)[d]	(0.03)	10.03		3/31/16	^	0.62	[b]	1,742		1.02	[c]	0.47	[c]	0.50	[c]	53	[b]
Class W:	9/30/19	#	9.91	0.12		0.09	0.21	(0.12)	—	(0.12)	10.00	Class W:	9/30/19	#	2.16	[b]	473,857		0.13	[c]	0.00	[c]	2.46	[c]	22	[b]
	3/31/19	††	9.80	0.12		0.11	0.23	(0.12)	—	(0.12)	9.91		3/31/19	††	2.36	[b]	395,924		0.14	[c]	0.00	[c]	2.46	[c]	61

84	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	85

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data														Ratios and supplemental data
				Gain (loss) from investment operations																							Portfolio
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset		For the														turnover rate
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,		period				Net assets at		Ratios to average net assets						Portfolio		excluding
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of		or year				end of period		Gross		Net		Net investment		turnover		mortgage
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period		ended		Total return		(in thousands	)	expenses		expenses		income (loss)		rate		dollar rolls

SOCIAL CHOICE BOND FUND												SOCIAL CHOICE BOND FUND
Institutional Class:	9/30/19	#	$10.28	$0.14		$ 0.42	$0.56	$(0.14)	$ —	$(0.14)	$10.70	Institutional Class:	9/30/19	#	5.51%[b]		$2,688,718		0.37%[c]		0.37%[c]		2.71%[c]		62%[b]		58%[b]
	3/31/19		10.14	0.30		0.14	0.44	(0.30)	—	(0.30)	10.28		3/31/19		4.47		1,961,314		0.37		0.37		3.02		90		82
	3/31/18		10.18	0.27		(0.05)	0.22	(0.26)	—	(0.26)	10.14		3/31/18		2.14		1,203,023		0.39		0.39		2.61		112		89
	3/31/17		10.32	0.24		(0.06)	0.18	(0.25)	(0.07)	(0.32)	10.18		3/31/17		1.73		618,298		0.40		0.40		2.36		182		115
	3/31/16		10.45	0.26		(0.09)	0.17	(0.26)	(0.04)	(0.30)	10.32		3/31/16		1.64		377,577		0.41		0.40		2.50		107		107
	3/31/15		9.98	0.21		0.60	0.81	(0.21)	(0.13)	(0.34)	10.45		3/31/15		8.19		276,997		0.45		0.40		2.08		459		459
Advisor Class:	9/30/19	#	10.29	0.14		0.42	0.56	(0.14)	—	(0.14)	10.71	Advisor Class:	9/30/19	#	5.45	[b]	829,187		0.47	[c]	0.47	[c]	2.61	[c]	62	[b]	58	[b]
	3/31/19		10.15	0.30		0.14	0.44	(0.30)	—	(0.30)	10.29		3/31/19		4.39		554,143		0.44		0.44		2.97		90		82
	3/31/18		10.19	0.26		(0.05)	0.21	(0.25)	—	(0.25)	10.15		3/31/18		2.09		239,374		0.44		0.44		2.55		112		89
	3/31/17		10.32	0.21		(0.03)	0.18	(0.24)	(0.07)	(0.31)	10.19		3/31/17		1.68		113,376		0.53		0.52		2.13		182		115
	3/31/16	‡	10.20	0.08		0.16	0.24	(0.08)	(0.04)	(0.12)	10.32		3/31/16	‡	2.40	[b]	102		0.63	[c]	0.55	[c]	2.53	[c]	107		107
Premier Class:	9/30/19	#	10.29	0.13		0.42	0.55	(0.13)	—	(0.13)	10.71	Premier Class:	9/30/19	#	5.42	[b]	36,200		0.52	[c]	0.52	[c]	2.54	[c]	62	[b]	58	[b]
	3/31/19		10.15	0.28		0.14	0.42	(0.28)	—	(0.28)	10.29		3/31/19		4.28		36,827		0.55		0.55		2.84		90		82
	3/31/18		10.19	0.25		(0.05)	0.20	(0.24)	—	(0.24)	10.15		3/31/18		1.99		30,079		0.54		0.54		2.44		112		89
	3/31/17		10.31	0.23		(0.04)	0.19	(0.24)	(0.07)	(0.31)	10.19		3/31/17		1.78		17,334		0.55		0.55		2.24		182		115
	3/31/16		10.45	0.25		(0.11)	0.14	(0.24)	(0.04)	(0.28)	10.31		3/31/16		1.39		29,475		0.56		0.55		2.43		107		107
	3/31/15		9.98	0.20		0.60	0.80	(0.20)	(0.13)	(0.33)	10.45		3/31/15		8.03		5,359		0.61		0.55		1.93		459		459
Retirement Class:	9/30/19	#	10.29	0.13		0.42	0.55	(0.13)	—	(0.13)	10.71	Retirement Class:	9/30/19	#	5.37	[b]	541,209		0.62	[c]	0.62	[c]	2.46	[c]	62	[b]	58	[b]
	3/31/19		10.14	0.28		0.15	0.43	(0.28)	—	(0.28)	10.29		3/31/19		4.31		467,437		0.62		0.62		2.77		90		82
	3/31/18		10.19	0.24		(0.06)	0.18	(0.23)	—	(0.23)	10.14		3/31/18		1.79		364,848		0.64		0.64		2.34		112		89
	3/31/17		10.32	0.22		(0.05)	0.17	(0.23)	(0.07)	(0.30)	10.19		3/31/17		1.58		263,594		0.65		0.65		2.12		182		115
	3/31/16		10.45	0.23		(0.09)	0.14	(0.23)	(0.04)	(0.27)	10.32		3/31/16		1.39		223,415		0.66		0.65		2.28		107		107
	3/31/15		9.98	0.19		0.60	0.79	(0.19)	(0.13)	(0.32)	10.45		3/31/15		7.93		100,119		0.70		0.65		1.87		459		459
Retail Class:	9/30/19	#	10.28	0.13		0.42	0.55	(0.13)	—	(0.13)	10.70	Retail Class:	9/30/19	#	5.36	[b]	204,467		0.65	[c]	0.65	[c]	2.42	[c]	62	[b]	58	[b]
	3/31/19		10.14	0.27		0.14	0.41	(0.27)	—	(0.27)	10.28		3/31/19		4.18		172,447		0.65		0.65		2.72		90		82
	3/31/18		10.18	0.24		(0.05)	0.19	(0.23)	—	(0.23)	10.14		3/31/18		1.88		176,995		0.65		0.65		2.33		112		89
	3/31/17		10.31	0.22		(0.06)	0.16	(0.22)	(0.07)	(0.29)	10.18		3/31/17		1.56		107,219		0.67		0.67		2.10		182		115
	3/31/16		10.45	0.23		(0.10)	0.13	(0.23)	(0.04)	(0.27)	10.31		3/31/16		1.26		72,933		0.69		0.68		2.23		107		107
	3/31/15		9.98	0.19		0.59	0.78	(0.18)	(0.13)	(0.31)	10.45		3/31/15		7.99		46,434		0.73		0.68		1.83		459		459

86	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	87

Financial highlights	concluded

TIAA-CREF Funds

			Selected per share data															Ratios and supplemental data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain		Less distributions from		Total	Net asset		For the
	period		value,	investment		unrealized gain	(loss) from		Net	Net	dividends	value,		period				Net assets at		Ratios to average net assets						Portfolio
	or year		beginning	income		(loss) on total	investment		investment	realized	and	end of		or year				end of period		Gross		Net		Net investment		turnover
	ended		of period	(loss	)[a]	investments	operations		income	gains	distributions	period		ended		Total return		(in thousands	)	expenses		expenses		income (loss)		rate

MONEY MARKET FUND													MONEY MARKET FUND
Institutional Class:	9/30/19	#	$1.00	$0.01		$ —	$0.01		$(0.01)	$ —	$(0.01)	$1.00	Institutional Class:	9/30/19	#	1.11%[b]		$753,652		0.13%[c]		0.13%[c]		2.19%[c]		—%
	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00		3/31/19		1.98		704,326		0.14		0.14		1.99		—
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00		3/31/18		0.96		487,762		0.15		0.15		0.95		—
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00		3/31/17		0.34		458,837		0.14		0.14		0.35		—
	3/31/16		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00		3/31/16		0.09		339,325		0.14		0.14		0.09		—
	3/31/15		1.00	—		—	—		—	—	—	1.00		3/31/15		0.00		316,667		0.14		0.12		—		—
Advisor Class:	9/30/19	#	1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00	Advisor Class:	9/30/19	#	1.05	[b]	2,634		0.26	[c]	0.26	[c]	2.07	[c]	—
	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00		3/31/19		1.94		1,426		0.23		0.23		2.14		—
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00		3/31/18		1.04		100		0.06		0.06		1.03		—
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00		3/31/17		0.29		100		0.19		0.19		0.29		—
	3/31/16	‡	1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00		3/31/16	‡	0.02	[b]	100		0.36	[c]	0.29	[c]	0.08	[c]	—
Premier Class:	9/30/19	#	1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00	Premier Class:	9/30/19	#	1.03	[b]	237,592		0.28	[c]	0.28	[c]	2.02	[c]	—
	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00		3/31/19		1.83		28,209		0.29		0.28		1.82		—
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00		3/31/18		0.80		44,548		0.29		0.29		0.82		—
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00		3/31/17		0.19		32,044		0.29		0.29		0.19		—
	3/31/16		1.00	—		—	—		—	—	—	1.00		3/31/16		0.00		25,222		0.29		0.24		—		—
	3/31/15		1.00	—		—	—		—	—	—	1.00		3/31/15		0.00		4,247		0.29		0.12		—		—
Retirement Class:	9/30/19	#	1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00	Retirement Class:	9/30/19	#	1.03	[b]	244,350		0.38	[c]	0.28	[c]	2.05	[c]	—
	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00		3/31/19		1.83		210,963		0.39		0.29		1.86		—
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00		3/31/18		0.70		126,187		0.40		0.40		0.71		—
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00		3/31/17		0.09		109,765		0.39		0.39		0.09		—
	3/31/16		1.00	—		—	—		—	—	—	1.00		3/31/16		0.00		94,131		0.39		0.23		—		—
	3/31/15		1.00	—		—	—		—	—	—	1.00		3/31/15		0.00		88,424		0.39		0.12		—		—
Retail Class:	9/30/19	#	1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00	Retail Class:	9/30/19	#	0.94	[b]	305,119		0.47	[c]	0.46	[c]	1.88	[c]	—
	3/31/19		1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00		3/31/19		1.66		309,452		0.48		0.45		1.65		—
	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00		3/31/18		0.62		303,155		0.48		0.48		0.61		—
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00		3/31/17		0.03		318,718		0.49		0.45		0.03		—
	3/31/16		1.00	—		—	—		—	—	—	1.00		3/31/16		0.00		344,809		0.48		0.22		—		—
	3/31/15		1.00	—		—	—		—	—	—	1.00		3/31/15		0.00		365,853		0.48		0.12		—		—

#	Unaudited
^	The Fund commenced operations on August 7, 2015.
§	The Fund commenced operations on November 16, 2018.
‡	The Advisor Class commenced operations on December 4, 2015.
††	Class W commenced operations on September 28, 2018.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.

88	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	89

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Bond Fund, Bond Index Fund, Bond Plus Fund, 5–15 Year Laddered Tax-Exempt Bond Fund, Green Bond Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short Duration Impact Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, Social Choice Bond Fund, and the Money Market Fund (collectively the “Funds” or individually, the “Fund”). The Green Bond Fund and Short Duration Impact Bond Fund commenced operations on November 16, 2018.

The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Prior to September 30, 2019, Teachers Personal Investors Services, Inc. (“TPIS”) was the distributor of each share class. Effective September 30, 2019, TPIS merged into Nuveen Securities and Nuveen Securities became the distributor of each share class. Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. Class W was made available for sale by certain Funds on September 28, 2018 pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. In many cases, these estimates are based on data from the prior calendar year end.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

90	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

New rule issuance: In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule have been implemented and did not have a material impact on the Funds’ financial statements and various filings.

Fund reorganizations: During the current and prior fiscal periods, the Funds’ Board and shareholders approved the following Fund reorganizations (each the “Reorganization” and collectively, the “Reorganizations”).

The following Reorganizations were effective at the close of business on June 14, 2019:

Target Fund		Acquiring Fund
Nuveen Core Bond Fund	→	TIAA-CREF Bond Fund
Nuveen Core Plus Bond Fund	→	TIAA-CREF Bond Plus Fund
Nuveen Inflation Protected Securities Fund	→	TIAA-CREF Inflation-Linked Bond Fund
Nuveen Short Term Bond Fund	→	TIAA-CREF Short-Term Bond Fund

Upon the closing of a Reorganization, the Target Fund transferred all of their assets and liabilities to the Acquiring

Funds in exchange for Acquiring Fund Shares of equal value. Shares of the Acquiring Funds were then distributed to shareholders of the Target Funds and the Target Funds were terminated. As a result of a Reorganization, shareholders of the Target Funds became shareholders of the Acquiring Funds. The shareholders of the Target Funds received Acquiring Fund shares with a total value equal to the total value of their Target Fund shares immediately prior to the closing of the Reorganization.

For accounting and performance reporting purposes, the Acquiring Fund is the survivor. Details of the Reorganizations are further described in Note 9—Fund reorganizations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	91

Notes to financial statements (unaudited)

categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Unfunded loan commitment: Unfunded loan commitments are marked-to-market daily based upon a price supplied by a pricing service. Unfunded loan commitments are generally categorized as Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

As of September 30, 2019, 100% of the value of investments in the 5–15 Year Laddered Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Short-Term Bond Index Fund, and Money Market Fund were valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of September 30, 2019, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Bond
Bank loan obligations	$—	$68,741,273	$—	$68,741,273
Corporate bonds	—	2,463,478,900	20,300	2,463,499,200
Government bonds	—	2,992,803,104	1,982,167	2,994,785,271
Structured assets	—	1,248,485,747	323,671	1,248,809,418
Common stocks	142,725	—	—	142,725
Short-term investments	—	108,976,273	—	108,976,273
Credit default swap contracts**	—	(228,941)	—	(228,941)
Unfunded loan commitment***	—	(3,260)	—	(3,260)
Total	$142,725	$6,882,253,096	$2,326,138	$6,884,721,959
Bond Index
Corporate bonds	$—	$4,220,007,919	$—	$4,220,007,919
Government bonds	—	11,791,634,036	—	11,791,634,036
Structured assets	—	406,494,118	56,397	406,550,515
Short-term investments	—	214,867,254	—	214,867,254
Total	$—	$16,633,003,327	$56,397	$16,633,059,724
Bond Plus
Bank loan obligations	$—	$86,284,562	$857,885	$87,142,447
Corporate bonds	—	1,648,184,815	585,550	1,648,770,365
Government bonds	—	2,056,842,148	3,463,163	2,060,305,311
Structured assets	—	894,837,517	164,809	895,002,326
Common stocks	1,716,721	—	—	1,716,721
Rights/warrants	217,365	—	—	217,365
Short-term investments	—	98,682,345	—	98,682,345
Credit default swap contracts**	—	20,102	—	20,102
Unfunded loan commitment***	—	50	—	50
Total	$1,934,086	$4,784,851,539	$5,071,407	$4,791,857,032
Green Bond
Bank loan obligations	$—	$466,502	$644,404	$1,110,906
Corporate bonds	—	14,032,592	—	14,032,592
Government bonds	—	7,798,942	—	7,798,942
Structured assets	—	6,998,215	—	6,998,215
Preferred stocks	259,600	—	—	259,600
Short-term investments	—	490,000	—	490,000
Total	$259,600	$29,786,251	$644,404	$30,690,255

92	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

Fund	Level 1	Level 2	Level 3	Total
High-Yield
Bank loan obligations	$—	$233,082,717	$3,881,433	$236,964,150
Corporate bonds	—	3,279,964,721	8,201,296	3,288,166,017
Common stocks	33,620,617	—	—	33,620,617
Rights/warrants	1,454,955	—	—	1,454,955
Short-term investments	—	230,585,291	—	230,585,291
Credit default swap contracts**	—	(238,749)	—	(238,749)
Total	$35,075,572	$3,743,393,980	$12,082,729	$3,790,552,281
Short Duration Impact Bond
Bank loan obligations	$—	$466,502	$644,404	$1,110,906
Corporate bonds	—	14,222,526	—	14,222,526
Government bonds	—	8,091,216	—	8,091,216
Structured assets	—	4,703,933	—	4,703,933
Short-term investments	—	150,000	—	150,000
Total	$—	$27,634,177	$644,404	$28,278,581
Short-Term Bond
Bank loan obligations	$—	$46,129,851	$—	$46,129,851
Corporate bonds	—	686,359,334	—	686,359,334
Government bonds	—	806,465,375	1,335,277	807,800,652
Structured assets	—	688,200,732	1	688,200,733
Short-term investments	—	65,194,734	—	65,194,734
Futures contracts**	272,529	—	—	272,529
Total	$272,529	$2,292,350,026	$1,335,278	$2,293,957,833
Social Choice Bond
Bank loan obligations	$—	$12,261,042	$7,297,537	$19,558,579
Corporate bonds	—	1,855,271,919	—	1,855,271,919
Government bonds	—	1,821,647,411	226,275	1,821,873,686
Structured assets	—	509,053,160	131,847	509,185,007
Preferred stocks	10,384,000	—	—	10,384,000
Short-term investments	—	82,278,671	—	82,278,671
Forward foreign currency contracts**	—	22,028	—	22,028
Total	$10,384,000	$4,280,534,231	$7,655,659	$4,298,573,890
**	Derivative instruments are not reflected in the market value of portfolio investments.
***	Unfunded loan commitments are not reflected in the market value of portfolio investments.

The following table is a reconciliation of the Funds’ investments in which significant unobservable inputs (Level 3) were used in determining value:

	Green Bond	Short Duration Impact Bond
Balance as of March 31, 2019	$—	$508,300
Change in unrealized appreciation (depreciation)	—	1,701
Transfers out of Level 3	—	(510,001)
Transfers into Level 3	644,404	644,404
Balance as of September 30, 2019	$644,404	$644,404

The following table summarizes the significant unobservable inputs used to value Level 3 investments in the Funds as of September 30, 2019:

Fund	Fair value	Valuation technique	Unobservable input
Green Bond
Bank loan obligations	$644,404	Broker quote	*
Total	$644,404
Short Duration Impact Bond
Bank loan obligations	$644,404	Broker quote	*
Total	$644,404
*	Single source broker quote.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	93

Notes to financial statements (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At September 30, 2019, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives		Liabilities derivatives
Derivative contracts	Location	Fair value amount	Location	Fair value amount
Bond Fund
Credit contracts			Credit default swap contracts*	$(228,941)
Bond Plus Fund
Credit contracts	Credit default swap contracts*	$20,102
High-Yield Fund
Credit contracts			Credit default swap contracts*	(238,749)
Short-Term Bond Fund
Interest-rate contracts			Futures contracts*	272,529
Social Choice Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	22,028
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swap contracts; however, the value reflected on the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures and swap contracts.

For the period ended September 30, 2019, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contracts	Location	Realized gain (loss )	Change in unrealized appreciation (depreciation	)
Bond Fund
Credit contracts	Swap contracts	$(10,117)	$860,642
Bond Plus Fund
Credit contracts	Swap contracts	583,522	905,140
High-Yield Fund
Credit contracts	Swap contracts	(38,196)	(238,749)
Inflation-Linked Bond Fund
Interest-rate contracts	Futures contracts	(1,617,338)	465,471
Short-Term Bond Fund
Interest-rate contracts	Futures contracts	(4,288,652)	1,395,305
Social Choice Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	323,361	22,028

Futures contracts: Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended September 30, 2019, the Inflation-Linked Bond Fund and the Short-Term Bond Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 1%, and 4% and 5% of net assets, respectively. The futures contracts outstanding as of September 30, 2019 are disclosed in the Summary portfolio of investments and the full Schedules of Investments.

Forward foreign currency contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of Assets and Liabilities. The Funds realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended September 30, 2019, the Social Choice Bond Fund had exposure to forwards, based on underlying notional values, generally between 0% and 1% of net assets. The forward contracts outstanding as of September 30, 2019 are disclosed in the Summary portfolio of investments and the full Schedules of Investments.

94	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

Credit default swap contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against predefined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

Certain Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities. Centrally cleared swaps initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the period ended September 30, 2019, the Bond Fund, Bond Plus Fund, and High-Yield Fund had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets for each fund. The credit default swap contracts outstanding as of September 30, 2019 are disclosed in the Summary portfolio of investments and the full Schedules of Investments.

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations is paid to Advisors under the Retirement Class Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensated Nuveen Securities for providing distribution, promotional, and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of September 30, 2019, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	95

Notes to financial statements (unaudited)

	Investment management fee range		Investment management fee–effective rate	Service agreement fee	Distribution fee		Maximum expense amounts‡
Fund				Retirement Class	Premier Class	Retail Class	Institutional Class	Advisor Class		Premier Class	Retirement Class		Retail Class		Class W§
Bond*	0.25%–0.30%		0.28%	0.25%	0.15%	0.25%	0.35%	0.50%		0.50%	0.60%		0.70%		0.35%
Bond Index	0.10		0.10	0.25	0.15	0.25	0.13	0.28		0.28	0.38		0.48		0.13
Bond Plus*	0.25–0.30		0.29	0.25	0.15	0.25	0.35	0.50		0.50	0.60		0.70		0.35
5–15 Year Laddered Tax-Exempt Bond*	0.20–0.25		0.25	—	—	0.25	0.30	0.45		—	—		0.65		—
Green Bond*	0.35–0.40		0.40	0.25	0.15	0.25	0.45	0.60		0.60	0.70	[a]	0.80	[a]	—
High-Yield*	0.30–0.35	[b]	0.34	0.25	0.15	0.25	0.39	0.54		0.54	0.64		0.74		0.39
Inflation-Linked Bond*	0.20–0.25	[c]	0.24	0.25	0.15	0.25	0.28	0.43	[d]	0.43	0.53		0.63		0.28
Short Duration Impact Bond*	0.25–0.30		0.30	0.25	0.15	0.25	0.35	0.50		0.50	0.60		0.70	[e]	—
Short-Term Bond*	0.20–0.25		0.24	0.25	0.15	0.25	0.30	0.45		0.45	0.55		0.65		0.30
Short-Term Bond Index	0.07		0.07	0.25	0.15	0.25	0.12	0.27		0.27	0.37		0.47		0.12
Social Choice Bond*	0.30–0.35		0.34	0.25	0.15	0.25	0.40	0.55		0.55	0.65		0.75		—
Money Market	0.10		0.10	0.25	0.15	0.25	0.15	0.30		0.28	0.28		0.46		—
*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2020. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.
§	Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.
[a]	Effective May 1, 2019, Advisors agreed to voluntarily waive a portion of the expense cap for the Green Bond Fund Retirement and Retail Classes. The expense caps are 0.62% for the Retirement Class and 0.71% for the Retail Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[b]	Effective May 1, 2019, Advisors agreed to voluntarily waive a portion of the investment management fee for the High-Yield Fund. The investment management fee range after the waiver is 0.29%–0.34% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[c]	Effective May 1, 2019, Advisors agreed to voluntarily waive a portion of the investment management fee for the Inflation-Linked Bond Fund. The investment management fee range after the waiver is 0.18%–0.23% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[d]	Effective May 1, 2019, Advisors agreed to voluntarily waive a portion of the expense cap for the Inflation-Linked Bond Fund Advisor Class. The expense cap is 0.35% for the Advisor Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[e]	Effective May 1, 2019, Advisors agreed to voluntarily waive a portion of the expense cap for the Short Duration Impact Bond Fund Retail Class. The expense cap is 0.68% for the Retail Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended September 30, 2019, these transactions did not materially impact the Funds.

As of September 30, 2019, a registered separate account of TIAA (collectively, “TIAA Access”) has various sub accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

The following is the percentage of the Funds’ shares owned by TIAA and other funds within the Trust as of September 30, 2019:

Underlying Fund	TIAA	TIAA-CREF Lifecycle Funds	TIAA-CREF Lifecycle Index Funds	TIAA-CREF Lifestyle Funds	TIAA-CREF Managed Allocation Fund	TIAA Access	Total
Bond	—%	56%	—%	1%	—%	—%	57%
Bond Index	—	—	33	—	—	1	34
Bond Plus	—	50	—	6	7	2	65
Green Bond	87	—	—	—	—	—	87
High-Yield	—	7	—	—	—	4	11
Inflation-Linked Bond	—	22	13	—	—	—	35
Short Duration Impact Bond	90	—	—	—	—	—	90
Short-Term Bond	—	38	—	4	—	2	44
Short-Term Bond Index	—	—	78	—	—	—	78
Money Market	—	—	—	—	—	2	2

96	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of September 30, 2019, two 529 Plans owned 9% and 8%, respectively, of the Bond Index Fund; one 529 Plan owned 5% of the High-Yield Fund; three 529 Plans owned 11%, 10%, and 7%, respectively, of the Inflation-Linked Bond Fund; one 529 Plan owned 8% of the Short-Term Bond Fund; one 529 Plan owned 5% of the Short-Term Bond Index Fund; and one 529 Plan owned 5% of the Money Market Fund.

Note 5—investments

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Amounts receivable and/or payable for these transactions are reflected separately in the Statements of Assets and Liabilities.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Unfunded loan commitment: The Funds may enter into loan commitments to fund a portion of a delayed-draw term loan facility. The Funds are obligated to fund loan commitments at the borrower’s discretion. The Funds reserve against such contingent obligation by segregating short-term securities or cash. At September 30, 2019, the Bond Fund and the Bond

Plus Fund held unfunded loan commitments of $204,418 and $105,906, respectively. Unfunded loan commitments are marked-to-market daily and any unrealized appreciation (depreciation) is included as an asset (liability) on the Statements of Assets and Liabilities. Interest income and the change in unrealized appreciation (depreciation) are included on the Statements of Operations.

Net unrealized appreciation (depreciation): At September 30, 2019, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Bond	$6,630,680,262	$276,759,585	$(22,485,687)	$254,273,898
Bond Index	15,947,903,161	701,991,076	(16,834,513)	685,156,563
Bond Plus	4,630,854,504	186,334,159	(25,351,783)	160,982,376
5–15 Year Laddered Tax-Exempt Bond	255,571,436	12,666,358	(241,932)	12,424,426
Green Bond	29,026,886	1,680,528	(17,159)	1,663,369
High-Yield	3,763,756,120	128,776,392	(101,741,482)	27,034,910
Inflation-Linked Bond	3,415,422,375	81,778,297	(11,804,406)	69,973,891
Short Duration Impact Bond	27,846,512	453,769	(21,700)	432,069
Short-Term Bond	2,274,546,077	23,994,060	(4,854,833)	19,139,227
Short-Term Bond Index	596,936,699	6,338,769	(119,603)	6,219,166
Social Choice Bond	4,144,752,619	157,983,674	(4,184,431)	153,799,243

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended September 30, 2019 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales
Bond	$1,354,792,184	$3,917,716,581	$847,340,835	$3,496,234,395
Bond Index	1,697,042,724	4,466,320,691	235,770,199	1,000,363,365
Bond Plus	963,259,072	1,713,778,596	604,915,855	1,475,051,559
5–15 Year Laddered Tax-Exempt Bond	28,626,675	—	24,790,038	—
Green Bond	7,945,907	502,500	4,267,002	501,914
High-Yield	597,094,787	10,950,236	1,063,288,404	10,950,000
Inflation-Linked Bond	1,265,898	789,529,241	265,000	470,421,706
Short Duration Impact Bond	7,042,739	10,277,398	5,256,414	10,524,804
Short-Term Bond	728,123,344	1,121,842,724	371,811,311	1,073,159,598
Short-Term Bond Index	56,732,365	159,811,213	24,579,916	93,193,061
Social Choice Bond	1,262,326,341	2,065,231,350	308,479,139	1,965,301,091

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	97

Notes to financial statements (unaudited)

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended March 31, 2019 was as follows:

	3/31/2019
Fund	Ordinary income	Long-term capital gains	Total
Bond	$178,912,825	$ —	$178,912,825
Bond Index	289,866,030	—	289,866,030
Bond Plus	141,531,779	—	141,531,779
5–15 Year Laddered Tax-Exempt Bond*	6,116,362	260,083	6,376,445
Green Bond	350,054	—	350,054
High-Yield	232,468,321	—	232,468,321
Inflation-Linked Bond	75,659,782	—	75,659,782
Short Duration Impact Bond	300,384	—	300,384
Short-Term Bond	46,364,386	—	46,364,386
Short-Term Bond Index	9,265,494	—	9,265,494
Social Choice Bond	75,489,282	—	75,489,282
Money Market	19,952,390	—	19,952,390
*	Includes ordinary income which will not be taxable for federal income tax purposes in 2019 of $5,959,658.

The tax character of the fiscal year 2020 distributions will be determined at the end of the fiscal year.

Note 7—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended September 30, 2019, there were no inter-fund borrowing or lending transactions.

Note 8—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 18, 2019 expiring on June 16, 2020, replacing the previous $1.25 billion facility, which expired June 2019. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended September 30,

2019, there were no borrowings under this credit facility by the Funds.

Note 9—Fund reorganizations

The Reorganizations as previously described in Note 1—organization and significant accounting policies, Fund reorganizations, were structured to qualify as a tax-free reorganization under the Code for federal income tax purposes, and each Target Fund’s shareholder will recognize no gain or loss for federal income tax purposes as a result. Prior to the closing of each Reorganization, the Target Funds each distributed all of its net investment income and capital gains, if any. Such distribution may be taxable to each Target Fund’s shareholders for federal income tax purposes.

Investments of Target Funds

The cost, fair value and net unrealized appreciation (depreciation) of the investments of each Target Fund as of the date of each Reorganization were as follows:

	Nuveen Core Bond	Nuveen Core Plus Bond	Nuveen Inflation Protected Securities	Nuveen Short Term Bond
Cost of investments	$119,986,855	$315,356,588	$461,570,451	$399,305,931
Fair value of investments	123,932,923	322,648,663	463,804,424	402,363,795
Net unrealized appreciation (depreciation) of investments	3,946,068	7,292,075	2,233,973	3,057,864

For financial reporting purposes, assets received and shares issued by each Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from each Target Fund was carried forward to align ongoing reporting of each Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Share transactions

For accounting and performance reporting purposes, each Acquiring Fund is the survivor. The shares outstanding, net assets and NAV per share immediately prior to and after the Reorganizations are as follows:

Target Funds – Prior to the Reorganizations	Shares Outstanding	Net Assets	NAV per Share
Nuveen Core Bond Fund
Class A	1,623,290	$15,979,478	$9.84
Class C	179,774	1,763,856	9.81
Class R6	6,130,555	60,267,085	9.83
Class I	5,014,021	49,145,762	9.80
Nuveen Core Plus Bond Fund
Class A	4,437,174	$48,899,478	$11.02
Class C	427,870	4,694,797	10.97
Class R3	93,368	1,033,951	11.07
Class R6	6,630,631	73,135,010	11.03
Class I	18,256,631	200,871,633	11.00
Nuveen Inflation Protected Securities Fund
Class A	4,959,680	$54,610,989	$11.01
Class C	364,393	3,933,539	10.79
Class R3	466,508	5,085,084	10.90
Class R6	7,187,149	80,898,466	11.26
Class I	31,124,257	347,105,669	11.15

98	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

concluded

Target Funds – Prior to the Reorganizations	Shares Outstanding	Net Assets	NAV per Share
Nuveen Short Term Bond Fund
Class A	7,915,615	$78,339,430	$9.90
Class C	1,376,917	13,699,245	9.95
Class R3	13,245	131,496	9.93
Class R6	5,908,412	58,675,190	9.93
Class I	26,275,817	260,350,375	9.91

Acquiring Funds – Prior to the Reorganizations	Shares Outstanding	Net Assets	NAV per Share
TIAA-CREF Bond Fund
Institutional	148,129,058	$1,548,091,675	$10.45
Advisor	91,150,824	953,313,419	10.46
Premier	1,427,157	14,923,682	10.46
Retirement	18,522,664	197,139,418	10.64
Retail	8,904,143	94,681,727	10.63
Class W	344,048,299	3,596,048,466	10.45
TIAA-CREF Bond Plus Fund
Institutional	117,480,741	$1,232,760,134	$10.49
Advisor	3,662,981	38,470,488	10.50
Premier	1,070,747	11,234,590	10.49
Retirement	41,586,713	436,935,169	10.51
Retail	24,666,337	259,338,079	10.51
Class W	222,999,502	2,340,030,250	10.49
TIAA-CREF Inflation-Linked Bond Fund
Institutional	139,082,613	$1,582,984,689	$11.38
Advisor	31,824	362,274	11.38
Premier	272,235	3,093,114	11.36
Retirement	18,918,036	216,949,727	11.47
Retail	9,758,673	108,282,527	11.10
Class W	99,994,478	1,138,033,192	11.38
TIAA-CREF Short-Term Bond Fund
Institutional	75,198,114	$778,273,490	$10.35
Advisor	812,731	8,409,254	10.35
Premier	576,585	5,973,124	10.36
Retirement	12,277,256	127,222,648	10.36
Retail	10,622,738	110,033,866	10.36
Class W	85,894,308	889,002,734	10.35

Acquiring Funds – After the Reorganizations	Shares Outstanding	Net Assets	NAV per Share
TIAA-CREF Bond Fund
Institutional	153,895,687	$1,608,358,760	$10.45
Advisor	95,849,917	1,002,459,181	10.46
Premier	1,427,157	14,923,682	10.46
Retirement	18,522,664	197,139,418	10.64
Retail	10,572,787	112,425,061	10.63
Class W	344,048,299	3,596,048,466	10.45
TIAA-CREF Bond Plus Fund
Institutional	124,450,445	$1,305,895,143	$10.49
Advisor	22,789,116	239,342,122	10.50
Premier	1,070,747	11,234,590	10.49
Retirement	41,586,713	436,935,169	10.51
Retail	29,862,192	313,966,305	10.51
Class W	222,999,502	2,340,030,250	10.49
TIAA-CREF Inflation-Linked Bond Fund
Institutional	146,190,448	$1,663,883,155	$11.38
Advisor	30,523,141	347,467,943	11.38
Premier	272,235	3,093,114	11.36
Retirement	18,918,036	216,949,727	11.47
Retail	15,493,142	171,912,139	11.10
Class W	99,994,478	1,138,033,192	11.38
Acquiring Funds – After the Reorganizations	Shares Outstanding	Net Assets	NAV per Share
TIAA-CREF Short-Term Bond Fund
Institutional	80,867,441	$836,948,680	$10.35
Advisor	25,974,983	268,759,629	10.35
Premier	576,585	5,973,124	10.36
Retirement	12,277,255	127,222,647	10.36
Retail	19,520,914	202,204,037	10.36
Class W	85,894,308	889,002,734	10.35

Pro forma results of operations

The beginning of the current fiscal period for the Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen Inflation Protected Securities Fund, and Nuveen Short Term Bond Fund was July 1, 2018. Assuming the Reorganizations had been completed on April 1, 2019, the beginning of the Acquiring Funds’ current fiscal period, the pro forma results of operations for the current fiscal period are as follows:

Pro forma results	Bond Fund	Bond Plus Fund	Inflation- Linked Bond Fund	Short-Term Bond Fund
Net investment income (loss)	$182,996,949	$153,108,037	$62,264,525	$56,024,039
Net realized and unrealized gain (loss) on total investments	78,279,419	55,563,676	36,657,332	15,025,521
Net increase (decrease) in net assets from operations	261,276,368	208,671,713	98,921,857	71,049,560

Because the combined investment portfolios for the Reorganizations have been managed as a single integrated portfolio since the Reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in the Statements of Operations for the Acquiring Funds since the Reorganizations were consummated.

TIAA-CREF Funds: Fixed-Income Funds ■ 2019 Semiannual Report	99

2019 special meeting (unaudited)

TIAA-CREF Funds

Trustees

On July 17, 2019, at a special meeting of TIAA-CREF Funds participants, the following persons were elected to serve on the Board of Trustees:

Nominee	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent
Forrest Berkley	7,019,429,645.179	98.738	29,336,564.729	0.413	60,384,844.503	0.849
Joseph A. Boateng	7,017,678,997.349	98.713	30,608,382.947	0.431	60,863,674.115	0.856
Janice C. Eberly	7,030,450,351.958	98.893	24,897,324.187	0.350	53,803,378.266	0.757
Nancy A. Eckl	7,031,086,911.078	98.902	23,805,175.211	0.335	54,258,968.122	0.763
Michael A. Forrester	7,012,679,322.201	98.643	34,732,512.165	0.489	61,739,220.046	0.868
Howell E. Jackson	7,015,296,260.772	98.680	33,410,840.029	0.470	60,443,953.610	0.850
Thomas J. Kenny	7,014,459,180.378	98.668	32,601,855.843	0.459	62,090,018.190	0.873
James M. Poterba	7,016,956,092.704	98.703	33,014,873.896	0.464	59,180,087.811	0.832
Maceo K. Sloan	7,016,148,774.432	98.692	32,646,874.224	0.459	60,355,405.754	0.849
Laura T. Starks	7,032,899,556.712	98.927	24,219,056.061	0.341	52,032,441.638	0.732

Joseph A. Boateng was elected to office. Forrest Berkley, Janice C. Eberly, Nancy A. Eckl, Michael A. Forrester, Howell E. Jackson, Thomas J. Kenny, James M. Poterba, Maceo K. Sloan and Laura T. Starks continued in office.

The results above were certified by Computershare Fund Services, Inc., independent tabulator for the TIAA-CREF Funds.

100	2019 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

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Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2019

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 1.0%

AUTOMOBILES & COMPONENTS - 0.0%
$250,000	i	Wand NewCo 3, Inc	LIBOR 1 M + 3.500%	5.542%	02/05/26	$250,544
		TOTAL AUTOMOBILES & COMPONENTS				250,544

BANKS - 0.0%
1,985,000	i	First Eagle Holdings, Inc	LIBOR 3 M + 2.750%	4.854	12/02/24	1,985,834
		TOTAL BANKS				1,985,834

CAPITAL GOODS - 0.1%
1,264,930	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.750%	3.794	01/15/25	1,268,826
749,616	i	Milacron LLC	LIBOR 1 M + 2.500%	4.544	09/28/23	748,679
98,505	i	Sarbacane Bidco, Inc	LIBOR 1 M + 3.000%	5.050	01/29/25	96,658
485,125	i	TransDigm, Inc	LIBOR 1 M + 2.500%	4.544	06/09/23	483,524
1,481,156	i	TransDigm, Inc	LIBOR 1 M + 2.500%	4.544	08/22/24	1,473,217
		TOTAL CAPITAL GOODS				4,070,904

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
614,189	i	Allied Universal Holdco LLC	LIBOR 3 M + 4.250%	6.507	07/10/26	614,478
222,593	i	Brightview Landscapes LLC	LIBOR 1 M + 2.500%	4.563	08/15/25	492,447
282,386	i	Camelot Finance LP	LIBOR 1 M + 3.250%	5.294	10/03/23	283,916
1,382,323	i	Clean Harbors, Inc	LIBOR 1 M + 1.750%	3.794	06/28/24	1,388,198
453,864	i	Filtration Group Corp	LIBOR 1 M + 3.000%	5.044	03/28/25	454,753
1,483,681	i	GFL Environmental, Inc	LIBOR 1 M + 3.000%	5.044	05/30/25	1,470,432
123,176	i	Gopher Sub, Inc	LIBOR 1 M + 3.000%	5.044	02/03/25	120,713
678,561	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	5.572	11/14/22	664,985
2,000,000	i	XPO Logistics, Inc	LIBOR 1 M + 2.000%	4.044	02/24/25	2,008,180
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				7,498,102

CONSUMER DURABLES & APPAREL - 0.0%
479,546	i	Academy Ltd	LIBOR 1 M + 4.000%	6.100	07/01/22	333,970
1,866,275	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	3.794	04/25/25	1,826,038
		TOTAL CONSUMER DURABLES & APPAREL				2,160,008

CONSUMER SERVICES - 0.1%
822,885	i	1011778 BC / New Red Finance, Inc	LIBOR 1 M + 2.250%	4.294	02/16/24	1,431,490
1,488,550	i	AlixPartners LLP	LIBOR 1 M + 2.750%	4.794	04/04/24	1,488,758
1,178,324	i	Boyd Gaming Corp	LIBOR 1 W + 2.250%	4.166	09/15/23	1,181,140
782,915	i	KUEHG Corp	LIBOR 3 M + 3.750%	5.854	02/21/25	781,287
863,476	i	Prime Security Services Borrower LLC	LIBOR 1 M + 3.250%	5.210	09/23/26	853,900
1,147,120	i	Scientific Games International, Inc	LIBOR 1 and 2 M + 2.750%	4.896	08/14/24	1,410,862
2,106,803	i	Sterling Midco Holdings, Inc	LIBOR 1 M + 3.500%	5.544	06/19/24	2,054,133
502,642	i	YUM! Brands	LIBOR 1 M + 1.750%	3.791	04/03/25	503,059
		TOTAL CONSUMER SERVICES				9,704,629
1

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
ENERGY - 0.0%
$235,000	i	California Resources Corp	LIBOR 1 M + 10.375%	12.419%	12/31/21	$204,011
498,048	i	Ultra Resources, Inc	LIBOR 1 M + 3.750%	6.054	04/12/24	327,537
		TOTAL ENERGY				531,548

FOOD & STAPLES RETAILING - 0.0%
93,955	i	Albertson’s LLC	LIBOR 1 M + 2.750%	4.794	11/17/25	94,488
		TOTAL FOOD & STAPLES RETAILING				94,488

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
992,386	i	Endo Luxembourg Finance I Co Sarl	LIBOR 1 M + 4.250%	5.500	04/29/24	901,523
736,903	i	Envision Healthcare Corp	LIBOR 1 M + 3.750%	5.794	10/10/25	598,962
1,492,302	i	Gentiva Health Services, Inc	LIBOR 1 M + 3.750%	5.813	07/02/25	1,499,763
239,978	i	Greatbatch Ltd	LIBOR 1 M + 3.000%	5.050	10/27/22	240,578
724,878	i	Heartland Dental LLC	LIBOR 1 M + 3.750%	5.794	04/30/25	708,569
614,461	i	NMN Holdings III Corp	LIBOR 1 M + 3.750%	5.794	11/13/25	597,563
1,486,263	i	RegionalCare Hospital Partners Holdings, Inc	LIBOR 1 M + 4.500%	6.554	11/16/25	1,486,500
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				6,033,458

INSURANCE - 0.1%
1,382,500	i	Acrisure LLC	LIBOR 3 M + 3.750%	5.854	11/22/23	1,360,034
1,967,538	i	Asurion LLC	LIBOR 1 M + 3.000%	5.044	11/03/24	1,973,558
98,232	i	NFP Corp	LIBOR 1 M + 3.000%	5.044	01/05/24	96,452
		TOTAL INSURANCE				3,430,044

MATERIALS - 0.1%
925,403	i	Berry Global, Inc	LIBOR 1 M + 2.250%	4.299	10/03/22	929,225
93,910	i	Crown Americas LLC	LIBOR 1 M + 2.000%	4.057	04/03/25	94,196
1,264,434	i	H.B. Fuller Co	LIBOR 1 M + 2.000%	4.044	10/21/24	1,258,403
1,766,125	i	Messer Industries USA, Inc	LIBOR 3 M + 2.500%	4.604	03/01/26	1,761,498
299,250	i	Starfruit US Holdco LLC	LIBOR 1 M + 3.250%	5.292	10/01/25	291,933
1,456,364	i	Tronox Finance LLC	LIBOR 1 and 3 M + 2.750%	4.854	09/23/24	1,455,067
631,311	i	Univar USA, Inc	LIBOR 1 M + 2.250%	4.294	07/01/24	632,625
		TOTAL MATERIALS				6,422,947

MEDIA & ENTERTAINMENT - 0.0%
389,297	i	CDS US Intermediate Holdings, Inc	LIBOR 3 M + 3.750%	5.854	07/08/22	368,251
689,170	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	4.294	03/24/25	686,799
388,374	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	4.042	10/04/23	388,083
700,939	i	Univision Communications, Inc	LIBOR 1 M + 2.750%	4.794	03/15/24	680,639
		TOTAL MEDIA & ENTERTAINMENT				2,123,772

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
612,500	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	5.544	09/26/24	565,797
992,507	i	Auris Luxembourg III Sarl	LIBOR 1 M + 3.750%	5.794	02/27/26	985,271
1,277,545	i	Horizon Pharma USA, Inc	LIBOR 1 M + 2.500%	4.625	05/22/26	1,279,538
1,544,648	i	Valeant Pharmaceuticals International, Inc	LIBOR 1 M + 3.000%	5.039	06/02/25	1,550,285
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				4,380,891
2

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
REAL ESTATE - 0.1%
$1,726,889	i	DTZ US Borrower LLC	LIBOR 1 M + 3.250%	5.294%	08/21/25	$1,727,753
1,969,323	i	MGM Growth Properties LLC	LIBOR 1 M + 2.000%	4.044	03/23/25	1,972,336
		TOTAL REAL ESTATE				3,700,089

RETAILING - 0.0%
320,380	i	Avis Budget Car Rental LLC	LIBOR 1 M + 2.000%	4.050	02/13/25	320,078
260,380	i	KAR Auction Services, Inc	LIBOR 1 M + 2.250%	4.313	09/19/26	261,357
989,981	i	Staples, Inc	LIBOR 2 M + 5.000%	7.123	04/16/26	975,339
		TOTAL RETAILING				1,556,774

SOFTWARE & SERVICES - 0.0%
675,000	i	Dun & Bradstreet Corp	LIBOR 1 M + 5.000%	7.054	02/06/26	678,976
68,912	i	IQVIA, Inc	LIBOR 3 M + 2.000%	4.104	03/07/24	69,142
474,118	i	Leidos, Inc	LIBOR 1 M + 1.750%	3.813	08/22/25	475,896
462,387	i	NeuStar, Inc	LIBOR 1 M + 3.500%	5.544	08/08/24	445,972
		TOTAL SOFTWARE & SERVICES				1,669,986

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
375,000	i	CommScope, Inc	LIBOR 1 M + 3.250%	5.294	04/06/26	373,328
2,283,929	i	Dell International LLC	LIBOR 1 M + 2.000%	4.050	09/19/25	2,293,932
113,279	i	MTS Systems Corp	LIBOR 1 M + 3.250%	5.310	07/05/23	113,279
899,461	i	Plantronics, Inc	LIBOR 1 M + 2.500%	4.544	07/02/25	896,834
992,488	i	VeriFone Systems, Inc	LIBOR 3 M + 4.000%	6.136	08/20/25	946,337
243,133	i	Western Digital Corp	LIBOR 1 M + 1.750%	3.862	04/29/23	242,170
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				4,865,880

TELECOMMUNICATION SERVICES - 0.0%
934,535	i	CNT Holdings III Corp	LIBOR 3 M + 3.000%	5.200	01/22/23	925,966
		TOTAL TELECOMMUNICATION SERVICES				925,966

TRANSPORTATION - 0.1%
1,484,848	i	American Airlines, Inc	LIBOR 1 M + 2.000%	4.028	12/14/23	1,483,260
282,505	i	Kenan Advantage Group, Inc	LIBOR 1 M + 3.000%	5.044	07/29/22	267,908
1,187,983	i	Kenan Advantage Group, Inc	LIBOR 1 M + 3.000%	5.044	08/01/22	1,126,600
1,678,481	i	Vouvray US Finance, LLC	LIBOR 1 M + 3.000%	5.044	03/11/24	1,281,235
		TOTAL TRANSPORTATION				4,159,003

UTILITIES - 0.0%
987,113	i	Calpine Corp	LIBOR 3 M + 2.500%	4.610	01/15/24	989,009
950,000	i	Talen Energy Supply LLC	LIBOR 1 M + 3.750%	5.792	06/26/26	947,625
541,893	i	Vistra Operations Co LLC	LIBOR 1 M + 2.000%	4.044	08/04/23	543,475
414,413	i	Vistra Operations Co LLC	LIBOR 1 M + 2.000%	4.044	12/31/25	696,297
		TOTAL UTILITIES				3,176,406

		TOTAL BANK LOAN OBLIGATIONS				68,741,273
		(Cost $69,851,470)
3

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BONDS - 95.9%

CORPORATE BONDS - 35.2%

AUTOMOBILES & COMPONENTS - 0.2%
$450,000	g	Dana Financing Luxembourg SARL		6.500%	06/01/26	$474,750
1,700,000		General Motors Co		6.600	04/01/36	1,948,327
825,000		General Motors Co		6.250	10/02/43	901,403
2,050,000		General Motors Co		5.200	04/01/45	2,023,631
475,000		General Motors Co		6.750	04/01/46	543,136
3,000,000	g	Hyundai Capital America		3.950	02/01/22	3,082,897
2,000,000	g	Hyundai Capital America		2.750	09/27/26	1,948,813
1,000,000	g,o	IHO Verwaltungs GmbH		6.375	05/15/29	1,010,000
1,750,000		Magna International, Inc		3.625	06/15/24	1,840,171
500,000	g	Panther BF Aggregator 2 LP		8.500	05/15/27	506,250
		TOTAL AUTOMOBILES & COMPONENTS				14,279,378

BANKS - 7.2%
1,900,000	g,i	Akbank TAS	USD SWAP SEMI 30/360 5 Y + 5.026%	7.200	03/16/27	1,772,875
2,000,000	g,i	Akbank TAS	USD SWAP SEMI 30/360 5 Y + 4.029%	6.797	04/27/28	1,797,000
2,000,000	g	Banco de Bogota S.A.		4.375	08/03/27	2,127,520
2,100,000	g	Banco de Credito del Peru		2.700	01/11/25	2,100,000
6,300,000	g	Banco del Estado de Chile		2.668	01/08/21	6,300,063
2,000,000	g	Banco Internacional del Peru SAA Interbank		3.375	01/18/23	2,022,500
1,200,000		Banco Santander S.A.		3.800	02/23/28	1,257,291
9,475,000		Bank of America Corp		2.151	11/09/20	9,475,948
25,000,000		Bank of America Corp		3.550	03/05/24	25,998,942
15,000,000		Bank of America Corp		3.864	07/23/24	15,797,974
10,000,000		Bank of America Corp		4.000	01/22/25	10,622,609
2,450,000		Bank of America Corp		3.875	08/01/25	2,650,044
1,000,000		Bank of America Corp		4.450	03/03/26	1,089,886
5,000,000		Bank of America Corp		4.250	10/22/26	5,417,807
17,045,000		Bank of America Corp		3.559	04/23/27	17,993,845
10,450,000		Bank of America Corp		3.248	10/21/27	10,864,121
3,215,000		Bank of America Corp		3.419	12/20/28	3,354,583
25,000		Bank of America Corp		3.974	02/07/30	27,369
6,300,000		Bank of America Corp		3.194	07/23/30	6,501,110
2,100,000		Barclays plc		4.338	05/16/24	2,193,820
7,000,000		Barclays plc		3.932	05/07/25	7,231,835
3,000,000	g	BNG Bank NV		3.000	09/20/23	3,149,361
4,330,000		Capital One Bank USA NA		2.350	01/31/20	4,331,296
5,845,000		Capital One Bank USA NA		2.650	08/08/22	5,912,323
7,868,000		Capital One Bank USA NA		3.375	02/15/23	8,108,433
8,000,000		Citigroup, Inc		3.352	04/24/25	8,296,671
10,975,000		Citigroup, Inc		3.200	10/21/26	11,330,361
2,200,000		Citigroup, Inc		4.300	11/20/26	2,367,247
8,000,000		Citigroup, Inc		4.450	09/29/27	8,728,320
6,800,000		Citigroup, Inc		3.668	07/24/28	7,197,303
11,295,000		Citigroup, Inc		3.980	03/20/30	12,313,744
5,000,000		Citigroup, Inc		5.000	N/A‡	5,061,000
2,225,000		Citizens Bank NA		2.650	05/26/22	2,251,833
375,000		Cooperatieve Rabobank UA		3.950	11/09/22	390,591
2,250,000	g	Cooperatieve Rabobank UA		2.625	07/22/24	2,277,901
4

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$4,775,000		Cooperatieve Rabobank UA		3.750%	07/21/26	$4,954,410
1,425,000	g	Credit Agricole S.A.		2.375	07/01/21	1,429,500
7,475,000	g	Credit Agricole S.A.		3.250	10/04/24	7,695,377
1,525,000	g,i	DBS Group Holdings Ltd	USD ICE SWAP RATE 11:00 NY 5 + 1.590%	4.520	12/11/28	1,621,902
1,000,000		Discover Bank		3.200	08/09/21	1,015,200
4,200,000		Discover Bank		2.450	09/12/24	4,188,607
5,400,000		Discover Bank		3.450	07/27/26	5,569,200
807,000		Fifth Third Bancorp		3.500	03/15/22	832,231
4,625,000		HSBC Holdings plc		2.650	01/05/22	4,658,189
2,050,000		HSBC Holdings plc		3.262	03/13/23	2,085,569
1,475,000		HSBC Holdings plc		3.033	11/22/23	1,496,851
625,000		HSBC Holdings plc		3.803	03/11/25	651,102
625,000		HSBC Holdings plc		3.900	05/25/26	662,828
14,000,000		HSBC Holdings plc		4.292	09/12/26	15,028,692
2,300,000		HSBC Holdings plc		4.375	11/23/26	2,466,448
2,025,000		HSBC Holdings plc		4.041	03/13/28	2,149,412
3,850,000		HSBC Holdings plc		3.973	05/22/30	4,111,612
590,000		HSBC Holdings plc		6.800	06/01/38	823,491
360,000		Huntington Bancshares, Inc		4.000	05/15/25	385,983
4,100,000		Huntington National Bank		2.500	08/07/22	4,142,281
2,075,000	g	ING Groep NV		4.625	01/06/26	2,295,382
400,000		ING Groep NV		3.950	03/29/27	430,937
3,000,000	g	Intercorp Financial Services, Inc		4.125	10/19/27	3,108,750
3,425,000		JPMorgan Chase & Co		2.776	04/25/23	3,474,149
695,000		JPMorgan Chase & Co		3.875	09/10/24	740,454
10,000,000		JPMorgan Chase & Co		4.023	12/05/24	10,667,265
2,500,000		JPMorgan Chase & Co		3.200	06/15/26	2,598,150
3,975,000		JPMorgan Chase & Co		2.950	10/01/26	4,080,187
13,000,000		JPMorgan Chase & Co		4.203	07/23/29	14,443,670
20,505,000		JPMorgan Chase & Co		3.702	05/06/30	21,995,535
5,350,000		JPMorgan Chase & Co		2.739	10/15/30	5,317,343
1,825,000		JPMorgan Chase & Co		3.882	07/24/38	2,004,082
700,000		JPMorgan Chase & Co		4.260	02/22/48	817,139
26,075,000		JPMorgan Chase Bank NA		3.086	04/26/21	26,212,434
2,945,000		KeyBank NA		2.500	12/15/19	2,946,609
2,550,000		Manufacturers & Traders Trust Co		2.100	02/06/20	2,550,108
10,000,000		Mitsubishi UFJ Financial Group, Inc		3.761	07/26/23	10,502,209
2,700,000		Mitsubishi UFJ Financial Group, Inc		3.195	07/18/29	2,795,223
1,175,000		Mitsubishi UFJ Financial Group, Inc		3.751	07/18/39	1,265,865
4,175,000	g	Mitsubishi UFJ Trust & Banking Corp		2.450	10/16/19	4,175,459
1,550,000		MUFG Americas Holdings Corp		3.500	06/18/22	1,597,452
4,150,000		PNC Bank NA		2.600	07/21/20	4,166,210
1,800,000		PNC Bank NA		2.450	11/05/20	1,808,046
1,750,000		PNC Bank NA		2.700	11/01/22	1,775,416
1,500,000		PNC Financial Services Group, Inc		3.900	04/29/24	1,605,466
3,000,000		PNC Financial Services Group, Inc		3.450	04/23/29	3,203,397
10,000,000	g	Royal Bank of Canada		3.350	10/22/21	10,291,286
5,100,000		Royal Bank of Canada		2.550	07/16/24	5,169,983
5,000,000		Royal Bank of Scotland Group plc		3.498	05/15/23	5,066,719
3,125,000		Santander Holdings USA, Inc		3.400	01/18/23	3,198,031
5

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,600,000	g	Skandinaviska Enskilda Banken AB		2.625%	11/17/20	$3,618,056
1,700,000		Sumitomo Mitsui Banking Corp		2.450	01/16/20	1,701,204
6,500,000		Sumitomo Mitsui Financial Group, Inc		2.696	07/16/24	6,573,825
1,675,000		SunTrust Bank		3.525	10/26/21	1,698,506
570,000		SunTrust Bank		2.450	08/01/22	576,154
1,075,000		SunTrust Bank		2.750	05/01/23	1,094,099
10,000,000		SunTrust Bank		3.689	08/02/24	10,484,003
1,800,000		SunTrust Bank		4.050	11/03/25	1,967,244
3,350,000		Toronto-Dominion Bank		1.850	09/11/20	3,347,315
1,300,000	i	Toronto-Dominion Bank	USD SWAP SEMI 30/360 5 Y + 2.205%	3.625	09/15/31	1,342,930
2,500,000	g,i	Turkiye Garanti Bankasi AS.	USD SWAP SEMI 30/360 5 Y + 4.220%	6.125	05/24/27	2,240,250
2,300,000	g	Turkiye Is Bankasi		6.125	04/25/24	2,208,063
1,050,000	g	UBS AG.		2.450	12/01/20	1,053,760
3,050,000	g	UBS Group AG.		3.126	08/13/30	3,071,616
9,100,000		Wells Fargo Bank NA		3.325	07/23/21	9,182,559
5,100,000	i	Westpac Banking Corp	USD ICE SWAP RATE 11:00 NY 5 + 2.236%	4.322	11/23/31	5,392,414
		TOTAL BANKS				500,137,365

CAPITAL GOODS - 1.3%
450,000		Anixter, Inc		6.000	12/01/25	497,250
500,000	g	Beacon Escrow Corp		4.875	11/01/25	490,625
200,000	g,h	Beacon Roofing Supply, Inc		4.500	11/15/26	201,500
2,000,000	g	BOC Aviation Ltd		3.000	09/11/29	1,974,013
225,000	g	Cloud Crane LLC		10.125	08/01/24	240,750
1,000,000		General Electric Co		4.125	10/09/42	1,009,435
1,300,000	g	Gold Fields Orogen Holdings BVI Ltd		5.125	05/15/24	1,373,515
2,500,000		Illinois Tool Works, Inc		2.650	11/15/26	2,582,039
500,000		Ingersoll-Rand Global Holding Co Ltd		3.750	08/21/28	533,674
4,005,000		Ingersoll-Rand Luxembourg Finance S.A.		3.800	03/21/29	4,264,529
7,000,000		John Deere Capital Corp		3.650	10/12/23	7,458,410
640,000		John Deere Capital Corp		2.650	06/24/24	657,496
1,350,000		Lam Research Corp		3.750	03/15/26	1,440,965
1,525,000		Lam Research Corp		4.000	03/15/29	1,682,137
2,075,000		Lockheed Martin Corp		2.500	11/23/20	2,084,102
1,625,000	g	Molex Electronic Technologies LLC		2.878	04/15/20	1,627,620
2,503,000	g	Molex Electronic Technologies LLC		3.900	04/15/25	2,612,844
1,600,000		Mosaic Co		4.875	11/15/41	1,581,258
2,800,000	g	NBM US Holdings, Inc		6.625	08/06/29	2,870,000
5,775,000		Northrop Grumman Corp		3.250	01/15/28	6,062,179
1,075,000		Northrop Grumman Corp		4.030	10/15/47	1,218,624
10,825,000		Parker-Hannifin Corp		3.250	06/14/29	11,278,713
1,250,000	g	Rolls-Royce plc		2.375	10/14/20	1,251,389
450,000	g	Rolls-Royce plc		3.625	10/14/25	468,573
2,500,000		Roper Technologies, Inc		3.800	12/15/26	2,672,804
850,000		Roper Technologies, Inc		4.200	09/15/28	934,838
790,000	g	Stena AB		7.000	02/01/24	791,975
950,000		Textron, Inc		3.875	03/01/25	1,002,915
500,000		TransDigm UK Holdings plc		6.875	05/15/26	537,500
250,000		Trimble, Inc		4.900	06/15/28	271,303
6

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$7,300,000		United Technologies Corp		3.650%	08/16/23	$7,721,722
4,600,000		United Technologies Corp		2.800	05/04/24	4,733,423
8,800,000		United Technologies Corp		4.125	11/16/28	9,958,461
5,000,000		United Technologies Corp		4.500	06/01/42	5,998,288
		TOTAL CAPITAL GOODS				90,084,869

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
500,000		ADT Corp		4.125	06/15/23	507,500
1,000,000		AECOM		5.125	03/15/27	1,050,000
2,150,058	g	British Airways		3.800	09/20/31	2,273,042
1,500,000	g,i	Nakama Re Ltd	LIBOR 6 M + 2.200%	4.263	10/13/21	1,490,550
2,125,000	g	Prime Security Services Borrower LLC		5.750	04/15/26	2,212,762
3,400,000		Republic Services, Inc		3.550	06/01/22	3,520,266
2,225,000		Republic Services, Inc		2.900	07/01/26	2,289,675
100,000	g	Ritchie Bros Auctioneers, Inc		5.375	01/15/25	104,375
1,150,000		United Rentals North America, Inc		5.500	07/15/25	1,196,575
1,000,000		United Rentals North America, Inc		5.875	09/15/26	1,066,300
580,000		Visa, Inc		3.150	12/14/25	618,414
1,800,000		Waste Management, Inc		2.900	09/15/22	1,847,211
1,550,000		Waste Management, Inc		2.950	06/15/24	1,602,717
3,025,000		Waste Management, Inc		3.150	11/15/27	3,184,215
8,075,000		Waste Management, Inc		3.450	06/15/29	8,709,369
550,000		Waste Management, Inc		4.100	03/01/45	631,198
1,475,000		Waste Management, Inc		4.150	07/15/49	1,724,294
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				34,028,463

CONSUMER DURABLES & APPAREL - 0.1%
750,000		Leggett & Platt, Inc		4.400	03/15/29	808,297
800,000		Lennar Corp		4.500	04/30/24	842,800
650,000	g	LGI Homes, Inc		6.875	07/15/26	676,000
3,700,000		Newell Rubbermaid, Inc		4.200	04/01/26	3,865,127
2,900,000		Newell Rubbermaid, Inc		5.500	04/01/46	3,109,128
		TOTAL CONSUMER DURABLES & APPAREL				9,301,352

CONSUMER SERVICES - 0.4%
16,500,000		Anheuser-Busch Cos LLC		3.650	02/01/26	17,679,312
1,500,000		Anheuser-Busch Cos LLC		4.900	02/01/46	1,784,397
200,000		Boyd Gaming Corp		6.375	04/01/26	212,000
540,000		Boyd Gaming Corp		6.000	08/15/26	569,650
1,500,000		George Washington University		3.545	09/15/46	1,626,386
540,000	g	International Game Technology		6.250	01/15/27	600,075
1,400,000		Sands China Ltd		5.400	08/08/28	1,576,927
700,000	g	ServiceMaster Co LLC		5.125	11/15/24	726,250
600,000		Speedway Motorsports, Inc		5.125	02/01/23	609,000
1,600,000		Trustees of Dartmouth College		3.474	06/01/46	1,725,459
		TOTAL CONSUMER SERVICES				27,109,456

DIVERSIFIED FINANCIALS - 3.6%
600,000		AerCap Ireland Capital DAC		5.000	10/01/21	630,841
4,100,000		AerCap Ireland Capital DAC		3.650	07/21/27	4,177,359
1,775,000		American Express Co		2.500	08/01/22	1,792,935
7

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$710,000		American Express Co		2.650%	12/02/22	$721,115
1,250,000		American Express Co		3.700	08/03/23	1,317,068
2,000,000		American Express Credit Corp		3.300	05/03/27	2,134,828
1,700,000		Ameriprise Financial, Inc		3.000	03/22/22	1,731,577
1,750,000		Australia & New Zealand Banking Group Ltd		2.625	05/19/22	1,780,693
3,750,000	i	Bank of Montreal	USD SWAP SEMI 30/360 5 Y + 1.432%	3.803	12/15/32	3,889,238
2,525,000	g	Bayer US Finance LLC		2.375	10/08/19	2,524,979
455,000	g	BBVA Bancomer S.A.		5.350	11/12/29	451,592
2,850,000	g,i	BBVA Bancomer S.A.	DGS5 + 2.650%	5.125	01/18/33	2,714,625
4,065,000		Berkshire Hathaway, Inc		3.125	03/15/26	4,294,969
775,000	g	BPCE S.A.		4.000	09/12/23	816,357
1,825,000	g	BPCE S.A.		4.625	07/11/24	1,945,054
600,000	g	BPCE S.A.		4.500	03/15/25	637,526
8,670,000	g	Canadian Imperial Bank of Commerce		3.150	06/27/21	8,847,878
2,490,000		Capital One Financial Corp		3.750	03/09/27	2,618,750
1,900,000	g	Comcel Trust		6.875	02/06/24	1,957,000
2,500,000	g	Credit Suisse Group AG.	LIBOR 3 M + 1.200%	2.997	12/14/23	2,523,658
2,475,000	g	Credit Suisse Group AG.		4.282	01/09/28	2,661,386
3,950,000		Credit Suisse Group Funding Guernsey Ltd		3.800	06/09/23	4,124,599
1,650,000		Credit Suisse Group Funding Guernsey Ltd		3.750	03/26/25	1,733,899
315,000	g	Danske Bank AS		5.375	01/12/24	346,038
3,275,000		Deutsche Bank AG.		3.950	02/27/23	3,322,288
545,000		Discover Financial Services		5.200	04/27/22	582,743
2,075,000		Ford Motor Credit Co LLC		3.096	05/04/23	2,036,724
5,000,000		Ford Motor Credit Co LLC		3.664	09/08/24	4,925,689
5,775,000		Ford Motor Credit Co LLC		3.815	11/02/27	5,476,629
5,640,000		GE Capital International Funding Co		2.342	11/15/20	5,626,270
7,700,000		GE Capital International Funding Co		3.373	11/15/25	7,856,483
3,385,000		GE Capital International Funding Co		4.418	11/15/35	3,550,564
232,000		General Electric Capital Corp		6.875	01/10/39	307,068
8,625,000		General Motors Financial Co, Inc		5.650	01/17/29	9,510,864
1,280,000		Goldman Sachs Group, Inc		5.750	01/24/22	1,379,102
5,000,000		Goldman Sachs Group, Inc		3.625	02/20/24	5,245,420
4,650,000		Goldman Sachs Group, Inc		3.500	01/23/25	4,851,485
17,100,000		Goldman Sachs Group, Inc		3.691	06/05/28	17,952,557
3,900,000		Goldman Sachs Group, Inc		3.814	04/23/29	4,134,664
8,000,000		Goldman Sachs Group, Inc		4.223	05/01/29	8,727,319
360,000		Goldman Sachs Group, Inc		6.750	10/01/37	485,591
1,900,000		Goldman Sachs Group, Inc		4.017	10/31/38	2,044,192
600,000		Goldman Sachs Group, Inc		4.800	07/08/44	718,353
900,000		Icahn Enterprises LP		6.250	02/01/22	923,400
500,000	g	Icahn Enterprises LP		4.750	09/15/24	499,500
5,275,000	g	ICICI Bank Ltd		3.800	12/14/27	5,448,249
1,900,000		International Lease Finance Corp		5.875	08/15/22	2,081,733
500,000	g	Jefferies Finance LLC		6.250	06/03/26	516,250
475,000		Legg Mason, Inc		3.950	07/15/24	502,914
2,400,000		Morgan Stanley		3.125	01/23/23	2,461,956
6,000,000		Morgan Stanley		3.737	04/24/24	6,265,866
5,475,000		Morgan Stanley		3.700	10/23/24	5,800,158
4,750,000		Morgan Stanley		2.720	07/22/25	4,804,806
1,040,000		Morgan Stanley		4.000	07/23/25	1,121,635
14,325,000		Morgan Stanley		3.125	07/27/26	14,753,064
8

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$685,000		Morgan Stanley		3.950%	04/23/27	$723,872
4,900,000		Morgan Stanley		4.431	01/23/30	5,505,883
2,000,000		National Rural Utilities Cooperative Finance Corp		3.400	02/07/28	2,147,603
135,000		Navient Corp		6.625	07/26/21	141,750
775,000	g	Quicken Loans, Inc		5.250	01/15/28	799,800
7,400,000		Shire Acquisitions Investments Ireland DAC		3.200	09/23/26	7,636,690
550,000		State Street Corp		3.300	12/16/24	577,168
1,100,000	g,i	Swiss Re Finance Luxembourg SA	DGS5 + 3.582%	5.000	04/02/49	1,214,355
4,800,000		Synchrony Financial		4.250	08/15/24	5,064,347
2,075,000		TD Ameritrade Holding Corp		3.300	04/01/27	2,179,478
5,075,000	g	UBS Group Funding Switzerland AG.		2.859	08/15/23	5,131,277
3,075,000		Unilever Capital Corp		2.900	05/05/27	3,214,614
1,400,000	g,i	United Overseas Bank Ltd	DGS5 + 1.500%	3.750	04/15/29	1,452,168
11,475,000		Wells Fargo & Co		2.625	07/22/22	11,602,664
3,650,000		Wells Fargo & Co		3.750	01/24/24	3,865,532
3,425,000		Wells Fargo & Co		3.550	09/29/25	3,623,451
6,050,000		Wells Fargo & Co		3.000	04/22/26	6,204,637
		TOTAL DIVERSIFIED FINANCIALS				251,372,789

ENERGY - 3.7%
1,450,000	g	Abu Dhabi Crude Oil Pipeline LLC		4.600	11/02/47	1,690,916
875,000		AmeriGas Partners LP		5.625	05/20/24	936,797
1,075,000		AmeriGas Partners LP		5.875	08/20/26	1,178,791
925,000	g	Antero Midstream Partners LP		5.750	03/01/27	770,044
1,300,000		Apache Corp		4.750	04/15/43	1,248,769
500,000	g	APT Pipelines Ltd		4.250	07/15/27	537,718
1,200,000		BP Capital Markets America, Inc		2.520	09/19/22	1,214,479
765,000		BP Capital Markets America, Inc		3.224	04/14/24	796,758
2,200,000		BP Capital Markets America, Inc		3.796	09/21/25	2,377,225
3,000,000		BP Capital Markets America, Inc		3.588	04/14/27	3,203,187
335,000		BP Capital Markets plc		2.520	09/19/22	338,598
7,050,000		BP Capital Markets plc		3.279	09/19/27	7,421,706
74,000	g	California Resources Corp		8.000	12/15/22	36,630
58,000	†	California Resources Corp		6.000	11/15/24	20,300
1,000,000		Calumet Specialty Products Partners LP		7.625	01/15/22	965,000
7,775,000		Cenovus Energy, Inc		4.250	04/15/27	8,106,800
1,000,000		Cheniere Energy Partners LP		5.625	10/01/26	1,061,150
565,000		Chevron Corp		2.355	12/05/22	572,705
4,467,000		Cimarex Energy Co		3.900	05/15/27	4,549,017
1,125,000		Crestwood Midstream Partners LP		5.750	04/01/25	1,155,938
1,500,000	g	Denbury Resources, Inc		7.750	02/15/24	1,158,750
2,000,000		Ecopetrol S.A.		5.375	06/26/26	2,245,200
1,850,000		Ecopetrol S.A.		5.875	05/28/45	2,173,010
20,475,000		Energy Transfer Operating LP		5.250	04/15/29	23,097,356
4,100,000		Energy Transfer Operating LP		6.250	04/15/49	4,978,049
4,775,000		Energy Transfer Partners LP		4.750	01/15/26	5,176,787
1,250,000		Enterprise Products Operating LLC		3.700	02/15/26	1,328,825
2,700,000		Enterprise Products Operating LLC		3.125	07/31/29	2,761,291
3,000,000		Enterprise Products Operating LLC		4.900	05/15/46	3,480,503
1,425,000		Enterprise Products Operating LLC		4.250	02/15/48	1,533,074
2,200,000		Enterprise Products Operating LLC		4.800	02/01/49	2,552,537
9

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,800,000		Enterprise Products Operating LLC	4.200%	01/31/50	$1,924,728
1,425,000		Exterran Partners LP	6.000	10/01/22	1,441,031
1,500,000	g	Gazprom OAO Via Gaz Capital S.A.	5.150	02/11/26	1,631,090
1,100,000		Genesis Energy LP	6.500	10/01/25	1,072,500
2,000,000	g	GS Caltex Corp	3.000	06/04/24	2,034,120
1,200,000	g	Hess Infrastructure Partners LP	5.625	02/15/26	1,254,000
1,200,000	g	KazMunayGas National Co JSC	5.375	04/24/30	1,348,127
1,250,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	1,432,922
535,000		Kinder Morgan, Inc	5.300	12/01/34	614,604
1,250,000		Marathon Oil Corp	2.700	06/01/20	1,252,446
2,000,000		Marathon Oil Corp	4.400	07/15/27	2,134,023
11,590,000		Marathon Petroleum Corp	3.800	04/01/28	12,082,446
90,000	g	MPLX LP	6.375	05/01/24	94,411
550,000	g	MPLX LP	5.250	01/15/25	580,525
270,000		MPLX LP	4.875	06/01/25	297,062
5,400,000		MPLX LP	4.000	03/15/28	5,630,603
5,925,000		MPLX LP	4.500	04/15/38	6,144,729
2,175,000		MPLX LP	4.700	04/15/48	2,271,886
125,000		Murphy Oil Corp	6.875	08/15/24	130,625
200,000		Murphy Oil USA, Inc	5.625	05/01/27	211,000
300,000		Noble Energy, Inc	3.900	11/15/24	314,528
8,000,000		Noble Energy, Inc	3.850	01/15/28	8,303,873
2,700,000		Noble Energy, Inc	5.050	11/15/44	2,947,032
500,000		NuStar Logistics LP	6.000	06/01/26	541,150
2,050,000		Occidental Petroleum Corp	5.550	03/15/26	2,317,937
6,750,000		Occidental Petroleum Corp	3.500	08/15/29	6,853,562
3,575,000		Occidental Petroleum Corp	4.300	08/15/39	3,669,593
1,950,000		Occidental Petroleum Corp	4.500	07/15/44	1,983,993
2,300,000		ONEOK, Inc	4.000	07/13/27	2,407,443
4,750,000		ONEOK, Inc	4.350	03/15/29	5,082,454
9,730,000		ONEOK, Inc	3.400	09/01/29	9,629,548
850,000	g	Pertamina Persero PT	3.650	07/30/29	875,228
2,000,000	g	Pertamina Persero PT	5.625	05/20/43	2,321,687
2,425,000	g	Peru LNG Srl	5.375	03/22/30	2,515,938
1,167,000		Petrobras Global Finance BV	5.999	01/27/28	1,297,704
326,000	g	Petrobras Global Finance BV	5.093	01/15/30	340,067
2,000,000		Petrobras Global Finance BV	6.900	03/19/49	2,294,000
2,550,000		Petroleos Mexicanos	6.500	03/13/27	2,654,550
2,100,000		Petroleos Mexicanos	5.350	02/12/28	2,006,823
6,000,000		Phillips 66	3.900	03/15/28	6,469,493
2,125,000		Phillips 66 Partners LP	3.550	10/01/26	2,191,761
5,000,000		Phillips 66 Partners LP	3.750	03/01/28	5,200,731
1,925,000		Phillips 66 Partners LP	3.150	12/15/29	1,894,343
775,000		Phillips 66 Partners LP	4.680	02/15/45	832,010
615,000		Pioneer Natural Resources Co	7.500	01/15/20	623,538
450,000		Regency Energy Partners LP	4.500	11/01/23	476,910
2,500,000	g	Reliance Industries Ltd	3.667	11/30/27	2,610,525
1,775,000	g	Rio Oil Finance Trust	8.200	04/06/28	2,032,375
270,000		Sabine Pass Liquefaction LLC	5.875	06/30/26	309,529
3,125,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	3,312,987
1,325,000		Shell International Finance BV	3.250	05/11/25	1,403,809
1,750,000		Shell International Finance BV	4.000	05/10/46	2,024,608
1,125,000		SM Energy Co	6.625	01/15/27	967,500
10

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$800,000		Southwestern Energy Co	7.500%	04/01/26	$696,000
590,000		Spectra Energy Partners LP	4.750	03/15/24	643,310
4,250,000		Spectra Energy Partners LP	3.500	03/15/25	4,420,670
1,975,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	2,044,580
450,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	490,930
1,500,000		Sunoco LP	6.000	04/15/27	1,590,000
125,000		Targa Resources Partners LP	5.125	02/01/25	128,544
475,000		Targa Resources Partners LP	5.875	04/15/26	501,719
300,000	g	Targa Resources Partners LP	6.500	07/15/27	327,327
950,000	g	Targa Resources Partners LP	6.875	01/15/29	1,037,942
13,300,000		TransCanada PipeLines Ltd	4.250	05/15/28	14,705,568
489,500	g	Transocean Guardian Ltd	5.875	01/15/24	491,948
578,500	g	Transocean Pontus Ltd	6.125	08/01/25	587,178
175,000	g	Transocean, Inc	7.500	01/15/26	155,313
1,500,000	g	Tullow Oil plc	7.000	03/01/25	1,524,750
1,260,000		USA Compression Partners LP	6.875	04/01/26	1,307,250
500,000	g	USA Compression Partners LP	6.875	09/01/27	516,250
480,000		Vale Overseas Ltd	6.875	11/21/36	608,160
540,000		Valero Energy Corp	3.400	09/15/26	553,724
2,175,000		Valero Energy Partners LP	4.500	03/15/28	2,377,288
850,000		Williams Partners LP	3.750	06/15/27	879,281
625,000		Williams Partners LP	4.900	01/15/45	660,879
2,100,000	g	YPF S.A.	6.950	07/21/27	1,598,520
		TOTAL ENERGY			258,805,148

FOOD & STAPLES RETAILING - 1.7%
255,000		Albertsons Cos LLC	6.625	06/15/24	267,112
10,000,000		CVS Health Corp	3.350	03/09/21	10,162,469
23,925,000		CVS Health Corp	2.625	08/15/24	24,007,583
495,000		CVS Health Corp	3.875	07/20/25	524,370
5,425,000		CVS Health Corp	2.875	06/01/26	5,431,649
10,645,000		CVS Health Corp	4.300	03/25/28	11,513,764
5,500,000		CVS Health Corp	3.250	08/15/29	5,530,109
7,250,000		CVS Health Corp	4.780	03/25/38	7,992,413
4,750,000		CVS Health Corp	5.050	03/25/48	5,401,854
1,600,000		Ingles Markets, Inc	5.750	06/15/23	1,634,000
1,750,000		Kroger Co	3.700	08/01/27	1,849,447
575,000		Kroger Co	4.450	02/01/47	593,535
730,000		SYSCO Corp	3.750	10/01/25	783,739
515,000		Walgreen Co	3.100	09/15/22	527,555
15,000,000		Walmart, Inc	3.400	06/26/23	15,793,627
11,550,000		Walmart, Inc	3.700	06/26/28	12,812,397
5,000,000		Walmart, Inc	3.250	07/08/29	5,403,910
6,900,000		Walmart, Inc	2.375	09/24/29	6,952,359
2,175,000		Walmart, Inc	3.950	06/28/38	2,537,015
		TOTAL FOOD & STAPLES RETAILING			119,718,907

FOOD, BEVERAGE & TOBACCO - 1.1%
2,775,000		Altria Group, Inc	4.800	02/14/29	3,043,142
2,700,000		Altria Group, Inc	5.950	02/14/49	3,176,291
1,636,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	1,651,465
11

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,416,000		Anheuser-Busch InBev Finance, Inc	3.300%	02/01/23	$1,472,004
2,850,000		Anheuser-Busch InBev Worldwide, Inc	4.150	01/23/25	3,113,741
11,635,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	13,549,033
2,575,000		Anheuser-Busch InBev Worldwide, Inc	5.450	01/23/39	3,257,855
1,275,000	g	BRF S.A.	4.875	01/24/30	1,259,062
2,825,000		ConAgra Brands, Inc	4.850	11/01/28	3,202,859
750,000		Constellation Brands, Inc	4.400	11/15/25	829,318
6,500,000		Constellation Brands, Inc	3.600	02/15/28	6,864,086
2,500,000	g	Cosan Ltd	5.500	09/20/29	2,566,250
2,750,000		Diageo Capital plc	2.125	10/24/24	2,749,203
1,775,000		Diageo Capital plc	3.875	05/18/28	1,979,897
4,075,000		Diageo Capital plc	2.375	10/24/29	4,038,162
5,000,000		General Mills, Inc	3.700	10/17/23	5,263,439
2,000,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	2,115,400
5,000,000		Kellogg Co	3.400	11/15/27	5,243,663
3,900,000	g	Kraft Heinz Foods Co	3.750	04/01/30	3,937,423
1,100,000		PepsiCo, Inc	3.450	10/06/46	1,186,328
200,000		Philip Morris International, Inc	6.375	05/16/38	275,241
1,150,000		Tyson Foods, Inc	3.900	09/28/23	1,218,599
395,000		Tyson Foods, Inc	4.000	03/01/26	428,279
1,500,000		Tyson Foods, Inc	3.550	06/02/27	1,589,745
2,525,000		Tyson Foods, Inc	5.100	09/28/48	3,065,558
		TOTAL FOOD, BEVERAGE & TOBACCO			77,076,043

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
4,250,000		Anthem, Inc	3.650	12/01/27	4,472,588
3,488,000		Becton Dickinson & Co	3.700	06/06/27	3,695,522
2,100,000		Boston Scientific Corp	4.000	03/01/29	2,321,689
1,800,000		Children’s Hospital Medic	4.268	05/15/44	2,154,727
750,000		Covidien International Finance S.A.	3.200	06/15/22	772,275
1,370,000		Dartmouth-Hitchcock Health	4.178	08/01/48	1,616,227
2,000,000		HCA, Inc	5.375	02/01/25	2,185,000
2,815,000		HCA, Inc	5.625	09/01/28	3,136,755
875,000		HCA, Inc	5.875	02/01/29	978,906
4,900,000		HCA, Inc	5.500	06/15/47	5,539,751
185,000		Medtronic, Inc	4.625	03/15/45	237,433
6,900,000	g	SBA Tower Trust	2.836	01/15/25	6,909,183
450,000		Tenet Healthcare Corp	8.125	04/01/22	487,125
825,000		Tenet Healthcare Corp	4.625	07/15/24	847,877
325,000	g	Tenet Healthcare Corp	6.250	02/01/27	337,968
450,000		Tenet Healthcare Corp	6.875	11/15/31	409,500
2,640,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	2,719,731
620,000		UnitedHealth Group, Inc	2.875	03/15/22	631,476
1,525,000		UnitedHealth Group, Inc	2.950	10/15/27	1,574,551
1,375,000		UnitedHealth Group, Inc	3.750	10/15/47	1,470,771
750,000		Zimmer Biomet Holdings, Inc	3.700	03/19/23	781,497
1,470,000		Zimmer Holdings, Inc	3.550	04/01/25	1,543,541
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			44,824,093

INSURANCE - 1.1%
3,900,000		ACE INA Holdings, Inc	2.875	11/03/22	3,997,824
285,000		Aetna, Inc	6.625	06/15/36	370,326
12

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$131,000		Aflac, Inc.	6.450%	08/15/40	$182,371
1,700,000		Allstate Corp	3.850	08/10/49	1,883,217
975,000		American Financial Group, Inc	3.500	08/15/26	1,001,593
620,000		American International Group, Inc	3.750	07/10/25	654,820
2,400,000		American International Group, Inc	3.900	04/01/26	2,555,904
4,725,000		American International Group, Inc	4.200	04/01/28	5,153,293
5,660,000		Aon Corp	3.750	05/02/29	6,041,008
3,740,000		Aon plc	3.500	06/14/24	3,945,533
1,500,000		Berkshire Hathaway Finance Corp	4.250	01/15/49	1,778,101
1,100,000		CNA Financial Corp	3.950	05/15/24	1,180,630
1,350,000		CNA Financial Corp	3.450	08/15/27	1,399,593
400,000		CNA Financial Corp	3.900	05/01/29	432,274
3,770,000	g	Cranberry RE Ltd	3.633	07/13/20	3,775,655
2,300,000	g	Five Corners Funding Trust	4.419	11/15/23	2,486,628
2,750,000		Hartford Financial Services Group, Inc	2.800	08/19/29	2,741,207
350,000		Hartford Financial Services Group, Inc	4.300	04/15/43	388,808
1,675,000		Hartford Financial Services Group, Inc	3.600	08/19/49	1,685,687
1,875,000		Humana, Inc	3.950	03/15/27	1,991,358
232,000	g	Liberty Mutual Group, Inc	4.250	06/15/23	246,013
818,000	g	Liberty Mutual Group, Inc	4.569	02/01/29	912,928
625,000	g	Liberty Mutual Group, Inc	4.500	06/15/49	694,378
750,000		Lincoln National Corp	4.000	09/01/23	794,535
850,000		Lincoln National Corp	3.800	03/01/28	898,909
5,383,000		Markel Corp	3.500	11/01/27	5,504,338
1,400,000		Marsh & McLennan Cos, Inc	3.500	06/03/24	1,476,650
600,000		MetLife, Inc	3.000	03/01/25	623,486
1,775,000		MetLife, Inc	3.600	11/13/25	1,917,127
300,000		Principal Financial Group, Inc	3.700	05/15/29	323,355
940,000		Prudential Financial, Inc	3.500	05/15/24	1,000,498
2,000,000		Prudential Financial, Inc	3.905	12/07/47	2,148,757
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,372,697
2,220,000		Reinsurance Group of America, Inc	3.900	05/15/29	2,362,659
525,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	603,176
880,000		Verisk Analytics, Inc	4.125	03/15/29	969,802
6,250,000	g,i	Vitality Re IX Ltd	3.407	01/10/22	6,246,875
2,200,000	g,i	Vitality Re X Ltd	3.557	01/10/23	2,203,520
400,000	g	WellCare Health Plans, Inc	5.375	08/15/26	426,920
630,000		WellPoint, Inc	3.125	05/15/22	644,465
365,000		Willis North America, Inc	3.600	05/15/24	379,330
410,000		WR Berkley Corp	5.375	09/15/20	421,934
		TOTAL INSURANCE			75,818,182

MATERIALS - 1.0%
2,050,000		3M Co	3.250	08/26/49	2,057,667
1,050,000		Albemarle Corp	5.450	12/01/44	1,192,400
100,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	105,125
100,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	108,503
2,505,000		ArcelorMittal	6.250	02/25/22	2,709,759
370,000	g	Bemis Co, Inc	3.100	09/15/26	363,402
2,500,000	g	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	2,596,900
1,750,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	1,842,820
1,250,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.375	02/05/49	1,395,062
13

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.700%	01/30/50	$1,001,100
1,025,000	g	CRH America Finance, Inc	3.400	05/09/27	1,058,883
265,000		DowDuPont, Inc	4.493	11/15/25	292,723
2,340,000		DowDuPont, Inc	4.725	11/15/28	2,679,000
4,172,000		DowDuPont, Inc	5.319	11/15/38	5,093,062
1,975,000	g	Grupo Cementos de Chihuahua SAB de C.V.	5.250	06/23/24	2,044,145
1,075,000	g	Industrias Penoles SAB de C.V.	4.150	09/12/29	1,079,031
3,500,000		International Paper Co	5.150	05/15/46	3,944,708
1,150,000		International Paper Co	4.350	08/15/48	1,193,570
2,125,000	g	Inversiones CMPC S.A.	4.375	04/04/27	2,249,863
500,000	g	James Hardie International Finance DAC	4.750	01/15/25	515,000
675,000	g	James Hardie International Finance DAC	5.000	01/15/28	700,313
2,700,000	g	Midwest Connector Capital Co LLC	3.900	04/01/24	2,844,192
2,700,000	g	Midwest Connector Capital Co LLC	4.625	04/01/29	2,966,867
5,305,000		Newmont Goldcorp Corp	3.625	06/09/21	5,403,904
2,000,000	g	Nova Chemicals Corp	4.875	06/01/24	2,056,700
1,725,000		Nutrien Ltd	3.375	03/15/25	1,787,400
1,440,000	g	OCI NV	6.625	04/15/23	1,506,498
2,000,000	g	OCP S.A.	4.500	10/22/25	2,100,603
2,000,000		Olin Corp	5.125	09/15/27	2,045,000
720,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	764,100
480,000		Packaging Corp of America	3.650	09/15/24	502,242
3,600,000		Rio Tinto Finance USA Ltd	3.750	06/15/25	3,867,811
1,550,000	g	SABIC Capital II BV	4.000	10/10/23	1,629,349
1,075,000		SASOL Financing USA LLC	6.500	09/27/28	1,188,418
1,500,000	g	Sociedad Quimica y Minera de Chile S.A.	4.250	05/07/29	1,595,250
1,000,000		Suzano Austria GmbH	6.000	01/15/29	1,087,000
1,325,000	g	Suzano Austria GmbH	7.000	03/16/47	1,510,500
1,000,000	g	Tronox Finance plc	5.750	10/01/25	945,750
1,000,000	g	Tronox, Inc	6.500	04/15/26	952,500
800,000		Westlake Chemical Corp	3.600	08/15/26	826,155
		TOTAL MATERIALS			69,803,275

MEDIA & ENTERTAINMENT - 1.6%
500,000		AMC Entertainment, Inc	5.750	06/15/25	476,575
600,000		CBS Corp	2.900	06/01/23	608,333
1,100,000		CBS Corp	2.900	01/15/27	1,090,644
800,000		CBS Corp	3.375	02/15/28	819,196
1,000,000	g	CBS Radio, Inc	7.250	11/01/24	1,035,000
1,275,000		Charter Communications Operating LLC	3.579	07/23/20	1,286,409
7,375,000		Charter Communications Operating LLC	4.908	07/23/25	8,104,962
5,150,000		Charter Communications Operating LLC	3.750	02/15/28	5,285,036
385,000		Charter Communications Operating LLC	4.200	03/15/28	405,307
4,000,000		Charter Communications Operating LLC	5.375	05/01/47	4,352,767
2,400,000		Charter Communications Operating LLC	5.125	07/01/49	2,556,786
3,400,000		Comcast Corp	3.700	04/15/24	3,625,151
10,100,000		Comcast Corp	3.950	10/15/25	10,996,861
10,300,000		Comcast Corp	2.350	01/15/27	10,251,998
2,700,000		Comcast Corp	3.150	02/15/28	2,814,976
5,000,000		Comcast Corp	4.150	10/15/28	5,610,113
4,525,000		Comcast Corp	3.200	07/15/36	4,640,807
1,000,000		Comcast Corp	3.900	03/01/38	1,107,016
10,000,000		Comcast Corp	4.700	10/15/48	12,256,092
14

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000	g	CSC Holdings LLC	7.500%	04/01/28	$1,689,225
500,000	g	Diamond Sports Group LLC	6.625	08/15/27	518,025
1,250,000		Discovery Communications LLC	2.950	03/20/23	1,270,128
3,730,000		Discovery Communications LLC	4.125	05/15/29	3,929,322
1,000,000		DISH DBS Corp	7.750	07/01/26	1,019,000
125,000	g	EW Scripps Co	5.125	05/15/25	125,313
1,125,000	g	Gray Escrow, Inc	7.000	05/15/27	1,236,038
550,000	g	Gray Television, Inc	5.875	07/15/26	572,000
2,785,000		Grupo Televisa SAB	6.625	01/15/40	3,483,481
1,500,000	g	International Airport Finance S.A.	12.000	03/15/33	1,663,125
775,000	g	Lima Metro Line 2 Finance Ltd	4.350	04/05/36	824,406
2,750,000	h	LYB International Finance III LLC	4.200	10/15/49	2,722,343
960,000		Meredith, Corp	6.875	02/01/26	975,600
1,175,000		NBC Universal Media LLC	2.875	01/15/23	1,207,108
885,000		NBC Universal Media LLC	6.400	04/30/40	1,262,816
125,000	g	Nielsen Finance LLC	5.000	04/15/22	125,350
292,000	g	Numericable Group S.A.	6.250	05/15/24	301,344
150,000	g	Tegna, Inc	5.500	09/15/24	154,500
250,000		Time Warner Cable LLC	5.875	11/15/40	279,736
1,770,000		Viacom, Inc	4.375	03/15/43	1,823,815
200,000		Viacom, Inc	5.850	09/01/43	245,971
4,500,000	g	Walt Disney Co	3.000	09/15/22	4,642,329
110,000	g	Walt Disney Co	7.625	11/30/28	154,765
5,325,000		Walt Disney Co	2.000	09/01/29	5,185,591
85,000	g	Walt Disney Co	6.550	03/15/33	120,632
		TOTAL MEDIA & ENTERTAINMENT			112,855,992

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
925,000		Abbott Laboratories	3.875	09/15/25	1,006,067
6,092,000		Abbott Laboratories	3.750	11/30/26	6,638,118
1,200,000		Abbott Laboratories	5.300	05/27/40	1,539,954
1,550,000		AbbVie, Inc	2.850	05/14/23	1,576,911
750,000		AbbVie, Inc	3.600	05/14/25	779,897
5,500,000		AbbVie, Inc	3.200	05/14/26	5,600,538
4,815,000		AbbVie, Inc	4.250	11/14/28	5,228,677
2,072,000		AbbVie, Inc	4.400	11/06/42	2,138,231
1,360,000		AbbVie, Inc	4.450	05/14/46	1,409,598
2,900,000		Actavis Funding SCS	3.800	03/15/25	3,037,025
1,775,000		AstraZeneca plc	3.125	06/12/27	1,846,893
1,600,000	g	Bristol-Myers Squibb Co	2.900	07/26/24	1,650,989
18,950,000	g	Bristol-Myers Squibb Co	3.400	07/26/29	20,261,641
5,120,000	g	Bristol-Myers Squibb Co	4.250	10/26/49	5,962,103
595,000		Celgene Corp	3.625	05/15/24	628,378
900,000		Celgene Corp	3.875	08/15/25	971,580
4,500,000		Celgene Corp	3.450	11/15/27	4,776,793
4,825,000		Gilead Sciences, Inc	2.950	03/01/27	4,976,084
635,000		Gilead Sciences, Inc	4.000	09/01/36	710,595
875,000		Gilead Sciences, Inc	4.150	03/01/47	975,533
2,700,000		Johnson & Johnson	2.900	01/15/28	2,840,338
1,250,000		Johnson & Johnson	3.400	01/15/38	1,352,063
2,075,000		Mylan, Inc	4.550	04/15/28	2,210,377
15

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,050,000		Novartis Capital Corp	3.000%	11/20/25	$3,210,740
3,000,000		Teva Pharmaceutical Finance Netherlands III BV	6.000	04/15/24	2,585,625
3,000,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	2,100,000
207,000	g	Valeant Pharmaceuticals International, Inc	5.500	03/01/23	209,588
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			86,224,336

REAL ESTATE - 1.6%
5,450,000		Alexandria Real Estate Equities, Inc	3.450	04/30/25	5,706,022
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	481,866
675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	727,974
1,450,000		American Tower Corp	3.000	06/15/23	1,483,282
2,700,000		American Tower Corp	2.950	01/15/25	2,758,538
600,000		American Tower Corp	3.375	10/15/26	624,705
10,000,000		American Tower Corp	2.750	01/15/27	9,983,800
1,200,000		American Tower Corp	3.600	01/15/28	1,264,691
5,800,000		American Tower Corp	3.800	08/15/29	6,191,885
3,000,000		Boston Properties LP	3.200	01/15/25	3,112,082
1,975,000		Brandywine Operating Partnership LP	3.950	02/15/23	2,059,158
1,125,000		Brandywine Operating Partnership LP	4.100	10/01/24	1,183,451
2,225,000		Brixmor Operating Partnership LP	3.850	02/01/25	2,326,980
1,340,000		Brixmor Operating Partnership LP	4.125	06/15/26	1,421,426
1,075,000		Brixmor Operating Partnership LP	3.900	03/15/27	1,127,125
630,000		Camden Property Trust	4.625	06/15/21	652,559
2,000,000		Camden Property Trust	4.250	01/15/24	2,148,594
750,000		Camden Property Trust	3.150	07/01/29	780,560
980,000		Crown Castle International Corp	4.875	04/15/22	1,041,838
1,605,000		Crown Castle International Corp	3.700	06/15/26	1,700,774
400,000		Crown Castle International Corp	3.650	09/01/27	423,761
646,000		DDR Corp	3.625	02/01/25	663,645
1,000,000		DDR Corp	4.700	06/01/27	1,095,346
3,300,000		Digital Realty Trust LP	2.750	02/01/23	3,333,523
1,950,000		Digital Realty Trust LP	3.700	08/15/27	2,046,632
425,000		Duke Realty LP	3.250	06/30/26	439,942
1,075,000		Duke Realty LP	4.000	09/15/28	1,172,066
600,000		Equity One, Inc	3.750	11/15/22	624,754
850,000		Essex Portfolio LP	3.375	01/15/23	876,354
2,075,000		Essex Portfolio LP	3.000	01/15/30	2,093,555
1,500,000		HCP, Inc	4.250	11/15/23	1,601,413
6,800,000		HCP, Inc	3.500	07/15/29	7,067,018
325,000		Healthcare Realty Trust, Inc	3.750	04/15/23	335,642
1,675,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,751,590
3,000,000		Healthcare Realty Trust, Inc	3.625	01/15/28	3,121,502
675,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	697,769
4,125,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	4,252,401
2,500,000		Highwoods Realty LP	3.875	03/01/27	2,619,466
1,025,000		Highwoods Realty LP	4.125	03/15/28	1,091,995
1,350,000		Highwoods Realty LP	4.200	04/15/29	1,448,485
835,000		Hudson Pacific Properties LP	3.950	11/01/27	874,874
775,000		iStar, Inc	4.750	10/01/24	787,594
1,150,000		Liberty Property LP	4.375	02/01/29	1,285,173
1,200,000		Mid-America Apartments LP	4.300	10/15/23	1,281,959
16

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,200,000		Mid-America Apartments LP	3.750%	06/15/24	$1,261,635
1,050,000		Mid-America Apartments LP	4.000	11/15/25	1,125,257
1,150,000		Mid-America Apartments LP	3.600	06/01/27	1,216,649
2,800,000		Mid-America Apartments LP	3.950	03/15/29	3,056,210
575,000		National Retail Properties, Inc	3.800	10/15/22	596,995
1,075,000		National Retail Properties, Inc	3.300	04/15/23	1,104,663
625,000		National Retail Properties, Inc	4.000	11/15/25	669,936
1,850,000		National Retail Properties, Inc	3.600	12/15/26	1,947,363
1,100,000		Regency Centers LP	3.900	11/01/25	1,170,626
1,950,000		Regency Centers LP	3.600	02/01/27	2,047,930
4,650,000		Regency Centers LP	2.950	09/15/29	4,640,356
3,025,000		Ventas Realty LP	3.000	01/15/30	3,002,947
400,000		Weingarten Realty Investors	3.375	10/15/22	409,545
1,876,000		Weingarten Realty Investors	3.500	04/15/23	1,926,346
475,000		Weingarten Realty Investors	4.450	01/15/24	504,498
1,025,000		Weingarten Realty Investors	3.850	06/01/25	1,065,003
700,000		Weingarten Realty Investors	3.250	08/15/26	704,039
		TOTAL REAL ESTATE			114,213,767

RETAILING - 0.4%
675,000		Asbury Automotive Group, Inc	6.000	12/15/24	698,625
1,667,000		AutoNation, Inc	5.500	02/01/20	1,684,477
1,100,000		AutoNation, Inc	3.800	11/15/27	1,112,104
2,040,000		Enable Midstream Partners LP	3.900	05/15/24	2,079,582
850,000		Enable Midstream Partners LP	4.150	09/15/29	818,081
2,175,000		Home Depot, Inc	2.000	04/01/21	2,179,975
520,000		Home Depot, Inc	2.625	06/01/22	532,040
4,215,000		O’Reilly Automotive, Inc	3.550	03/15/26	4,444,813
2,175,000		O’Reilly Automotive, Inc	3.600	09/01/27	2,315,127
715,000		Penske Automotive Group, Inc	5.500	05/15/26	747,783
500,000	g	PetSmart, Inc	7.125	03/15/23	470,000
500,000	g	PetSmart, Inc	5.875	06/01/25	497,500
1,250,000	g	PetSmart, Inc	8.875	06/01/25	1,184,375
2,000,000	g	Staples, Inc	7.500	04/15/26	2,060,600
3,800,000		Target Corp	3.375	04/15/29	4,094,335
2,900,000		Target Corp	3.625	04/15/46	3,185,856
		TOTAL RETAILING			28,105,273

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
5,600,000		Intel Corp	2.875	05/11/24	5,819,786
1,500,000		Intel Corp	2.600	05/19/26	1,542,183
260,000		Intel Corp	3.150	05/11/27	277,085
1,150,000		Intel Corp	3.734	12/08/47	1,285,190
2,250,000	g	NXP BV	4.875	03/01/24	2,440,001
2,700,000	g	NXP BV	3.875	06/18/26	2,839,228
1,100,000		Texas Instruments, Inc	2.625	05/15/24	1,130,655
1,100,000		Texas Instruments, Inc	4.150	05/15/48	1,349,023
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			16,683,151

SOFTWARE & SERVICES - 1.1%
2,325,000		Activision Blizzard, Inc	2.300	09/15/21	2,330,879
17

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,675,000		Activision Blizzard, Inc	3.400%	09/15/26	$2,782,017
1,275,000		Baidu, Inc	4.375	05/14/24	1,360,468
1,395,000		Fidelity National Information Services, Inc	3.625	10/15/20	1,413,571
2,000,000		Fidelity National Information Services, Inc	3.000	08/15/26	2,060,273
2,365,000		Fidelity National Information Services, Inc	3.750	05/21/29	2,566,139
1,000,000		Fidelity National Information Services, Inc	4.750	05/15/48	1,218,382
6,300,000		Fiserv, Inc	2.750	07/01/24	6,407,743
7,550,000		Fiserv, Inc	3.500	07/01/29	7,945,047
850,000		IHS Markit Ltd	4.125	08/01/23	894,455
1,375,000		IHS Markit Ltd	4.250	05/01/29	1,480,435
11,975,000		International Business Machines Corp	3.500	05/15/29	12,856,998
19,000,000		Microsoft Corp	2.400	08/08/26	19,382,686
1,200,000		Microsoft Corp	4.100	02/06/37	1,423,280
1,860,000		Microsoft Corp	3.700	08/08/46	2,131,763
3,075,000		Oracle Corp	2.500	05/15/22	3,113,876
6,075,000		Oracle Corp	2.650	07/15/26	6,200,806
875,000		salesforce.com, Inc	3.700	04/11/28	960,609
		TOTAL SOFTWARE & SERVICES			76,529,427

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
3,450,000		Amphenol Corp	2.800	02/15/30	3,355,813
8,575,000		Apple, Inc	2.450	08/04/26	8,703,079
13,900,000		Apple, Inc	2.050	09/11/26	13,734,398
1,100,000		Apple, Inc	4.650	02/23/46	1,385,161
9,550,000		Broadcom Corp	3.875	01/15/27	9,599,366
10,000,000		Cisco Systems, Inc	1.850	09/20/21	9,996,480
725,000	g	CommScope, Inc	5.500	06/15/24	681,268
500,000	g	CommScope, Inc	6.000	06/15/25	451,250
675,000		Corning, Inc	4.375	11/15/57	695,598
3,375,000	g	Dell International LLC	4.420	06/15/21	3,479,880
4,450,000	g	Dell International LLC	5.300	10/01/29	4,841,993
2,390,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	2,512,846
1,100,000	g	L3Harris Technologies, Inc	3.850	06/15/23	1,158,775
3,000,000		Tyco Electronics Group S.A.	3.500	02/03/22	3,085,698
525,000		Tyco Electronics Group S.A.	3.700	02/15/26	554,652
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			64,236,257

TELECOMMUNICATION SERVICES - 2.2%
360,000		AT&T, Inc	3.800	03/15/22	373,724
4,936,000		AT&T, Inc	3.000	06/30/22	5,040,631
7,190,000		AT&T, Inc	3.400	05/15/25	7,507,608
1,725,000		AT&T, Inc	3.600	07/15/25	1,816,536
1,000,000		AT&T, Inc	2.950	07/15/26	1,014,311
4,250,000		AT&T, Inc	3.800	02/15/27	4,503,393
10,000,000		AT&T, Inc	4.100	02/15/28	10,829,049
5,025,000		AT&T, Inc	4.350	03/01/29	5,553,294
8,425,000		AT&T, Inc	4.300	02/15/30	9,272,163
2,300,000		AT&T, Inc	4.500	05/15/35	2,524,675
6,000,000		AT&T, Inc	4.900	08/15/37	6,817,371
11,175,000		AT&T, Inc	4.500	03/09/48	12,012,742
2,000,000	g	Bharti Airtel Ltd	4.375	06/10/25	2,066,640
450,000	g	C&W Senior Financing Designated Activity Co	7.500	10/15/26	474,750
18

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000	g	C&W Senior Financing Designated Activity Co	6.875%	09/15/27	$2,072,500
2,500,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	2,483,371
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	930,411
2,425,000		Global Payments, Inc	2.650	02/15/25	2,435,310
5,225,000		Global Payments, Inc	3.200	08/15/29	5,292,281
2,000,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	2,185,830
500,000		Orange S.A.	5.375	01/13/42	642,123
1,800,000	g	Oztel Holdings SPC Ltd	6.625	04/24/28	1,812,336
510,000		Rogers Communications, Inc	3.625	12/15/25	542,493
4,000,000		Rogers Communications, Inc	4.350	05/01/49	4,603,197
4,700,000		Telefonica Emisiones SAU	4.103	03/08/27	5,130,997
206,000		Verizon Communications, Inc	3.376	02/15/25	217,572
9,886,000		Verizon Communications, Inc	4.329	09/21/28	11,213,841
7,300,000		Verizon Communications, Inc	3.875	02/08/29	8,017,162
11,357,000		Verizon Communications, Inc	4.016	12/03/29	12,626,735
11,097,000		Verizon Communications, Inc	4.272	01/15/36	12,497,950
750,000		Verizon Communications, Inc	4.125	08/15/46	836,150
875,000		Verizon Communications, Inc	4.522	09/15/48	1,033,278
6,625,000		Vodafone Group plc	4.375	05/30/28	7,318,403
2,000,000		Vodafone Group plc	4.250	09/17/50	2,038,601
		TOTAL TELECOMMUNICATION SERVICES			153,737,428

TRANSPORTATION - 1.2%
5,000,000	g	Adani Ports & Special Economic Zone Ltd	4.000	07/30/27	5,110,100
5,000,000		Boeing Co	2.950	02/01/30	5,150,444
1,000,000		CSX Corp	2.600	11/01/26	1,014,511
625,000		CSX Corp	3.250	06/01/27	656,383
700,000		CSX Corp	3.800	03/01/28	762,865
9,715,000		CSX Corp	4.250	03/15/29	10,974,501
5,400,000		CSX Corp	2.400	02/15/30	5,277,450
3,825,000		CSX Corp	3.800	11/01/46	4,015,956
1,800,000		CSX Corp	4.300	03/01/48	2,021,743
4,000,000		CSX Corp	3.350	09/15/49	3,910,695
3,475,000		Delta Air Lines, Inc	3.625	03/15/22	3,569,772
2,200,000		Delta Air Lines, Inc	3.800	04/19/23	2,281,657
2,025,000	g	DP World Ltd	5.625	09/25/48	2,340,306
13,100,000		FedEx Corp	3.100	08/05/29	13,022,488
6,000,000		Kansas City Southern	2.350	05/15/20	6,002,078
1,243,000	g	Mexico City Airport Trust	4.250	10/31/26	1,250,769
2,650,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	2,799,574
5,200,000		Union Pacific Corp	3.950	09/10/28	5,741,067
5,000,000		Union Pacific Corp	3.700	03/01/29	5,450,605
2,175,000		Union Pacific Corp	4.500	09/10/48	2,587,563
		TOTAL TRANSPORTATION			83,940,527

UTILITIES - 2.3%
1,000,000		AEP Transmission Co LLC	3.100	12/01/26	1,045,782
1,000,000		AEP Transmission Co LLC	4.000	12/01/46	1,129,962
2,075,000		AGL Capital Corp	3.875	11/15/25	2,204,423
1,250,000		AGL Capital Corp	4.400	06/01/43	1,398,047
725,000		Alabama Power Co	4.150	08/15/44	823,005
19

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,600,000		Ameren Corp	3.650%	02/15/26	$4,833,645
1,650,000		American Water Capital Corp	3.000	12/01/26	1,673,990
1,400,000		American Water Capital Corp	4.000	12/01/46	1,540,419
2,275,000		American Water Capital Corp	3.750	09/01/47	2,436,050
375,000		Atmos Energy Corp	4.125	10/15/44	434,195
3,000,000		Avangrid, Inc	3.150	12/01/24	3,092,788
800,000	g	Azure Power Solar Energy Pvt Ltd	5.650	12/24/24	800,874
2,050,000		Baltimore Gas & Electric Co	3.750	08/15/47	2,214,423
2,750,000		Baltimore Gas & Electric Co	3.200	09/15/49	2,712,136
4,950,000		Berkshire Hathaway Energy Co	3.250	04/15/28	5,218,729
1,075,000		Black Hills Corp	4.250	11/30/23	1,143,785
850,000		Black Hills Corp	3.150	01/15/27	861,779
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	162,708
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	853,506
1,125,000		CMS Energy Corp	3.600	11/15/25	1,181,538
395,000		Commonwealth Edison Co	5.900	03/15/36	538,015
1,550,000		Dominion Resources, Inc	2.000	08/15/21	1,545,096
2,325,000		DTE Electric Co	3.750	08/15/47	2,566,815
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	263,924
3,050,000		Duke Energy Corp	1.800	09/01/21	3,036,277
7,575,000		Duke Energy Corp	2.650	09/01/26	7,611,020
3,125,000		Duke Energy Corp	3.750	09/01/46	3,222,838
2,000,000		Duke Energy Florida Project Finance LLC	1.731	09/01/22	1,985,156
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	689,494
2,000,000		Enel Chile S.A.	4.875	06/12/28	2,249,000
4,994,000		Entergy Corp	4.000	07/15/22	5,212,537
3,075,000		Entergy Corp	2.950	09/01/26	3,123,130
3,600,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	3,624,562
900,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	989,029
2,975,000		Exelon Generation Co LLC	3.400	03/15/22	3,050,631
2,700,000		Florida Power & Light Co	3.990	03/01/49	3,153,871
2,275,000		Florida Power & Light Co	3.150	10/01/49	2,308,917
1,500,000	g	IHS Netherlands Holdco BV	7.125	03/18/25	1,524,460
1,150,000		Indiana Michigan Power Co	3.750	07/01/47	1,249,317
2,000,000	g	Inkia Energy Ltd	5.875	11/09/27	2,075,020
555,000		Integrys Energy Group, Inc	4.170	11/01/20	566,154
4,000,000	g	Israel Electric Corp Ltd	4.250	08/14/28	4,335,522
2,200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	2,321,266
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,082,012
2,175,000		MidAmerican Energy Co	3.650	08/01/48	2,372,342
300,000		NextEra Energy Capital Holdings, Inc	3.250	04/01/26	311,635
3,075,000		NiSource, Inc	3.490	05/15/27	3,226,117
1,800,000		Northern States Power Co	2.900	03/01/50	1,741,608
1,250,000		NRG Energy, Inc	5.750	01/15/28	1,343,750
2,000,000		NSTAR Electric Co	3.200	05/15/27	2,105,536
2,175,000		Ohio Power Co	4.150	04/01/48	2,561,542
2,175,000		Ohio Power Co	4.000	06/01/49	2,475,282
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	222,346
700,000		ONE Gas, Inc	3.610	02/01/24	737,152
1,375,000		PECO Energy Co	3.000	09/15/49	1,345,056
1,800,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,964,290
1,400,000	g	Perusahaan Listrik Negara PT	3.875	07/17/29	1,448,949
135,000		Potomac Electric Power Co	7.900	12/15/38	209,642
20

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,400,000		PPL Capital Funding, Inc	3.950%	03/15/24	$2,533,566
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,018,197
3,450,000		PSEG Power LLC	3.850	06/01/23	3,648,299
3,225,000		Public Service Co of Colorado	3.200	03/01/50	3,279,759
1,450,000		Public Service Electric & Gas Co	3.200	08/01/49	1,482,502
1,750,000		Southern Co	4.400	07/01/46	1,954,457
1,175,000		Southern Co Gas Capital Corp	3.950	10/01/46	1,234,364
4,950,000		Southern Power Co	2.500	12/15/21	4,958,276
1,925,000		Southern Power Co	4.150	12/01/25	2,085,648
2,625,000		Southwest Gas Corp	3.700	04/01/28	2,831,451
1,916,000	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	1,995,465
400,000		TC PipeLines LP	3.900	05/25/27	417,107
845,000		Virginia Electric & Power Co	2.950	01/15/22	858,503
1,025,000		Virginia Electric & Power Co	2.950	11/15/26	1,057,863
1,050,000		Virginia Electric & Power Co	3.500	03/15/27	1,123,560
1,350,000	g	Vistra Operations Co LLC	5.625	02/15/27	1,420,443
1,000,000		Wisconsin Power & Light Co	4.100	10/15/44	1,119,396
1,800,000		Xcel Energy, Inc	3.350	12/01/26	1,898,778
470,000		Xcel Energy, Inc	4.800	09/15/41	544,994
		TOTAL UTILITIES			154,613,722

		TOTAL CORPORATE BONDS			2,463,499,200
		(Cost $2,342,590,277)

GOVERNMENT BONDS - 42.8%

AGENCY SECURITIES - 0.5%
1,329,314		AMAL Ltd	3.465	08/21/21	1,349,974
2,500,000		Amber Circle Funding Ltd	3.250	12/04/22	2,549,362
3,719,000		Canal Barge Co, Inc	4.500	11/12/34	4,200,496
6,500,000		Overseas Private Investment Corp (OPIC)	3.520	09/20/32	7,043,897
10,325,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	10,330,058
11,000,000	g	PEFCO	3.266	11/08/21	11,299,643
1,570,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	1,614,227
		TOTAL AGENCY SECURITIES			38,387,657

FOREIGN GOVERNMENT BONDS - 2.7%
2,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	2,094,765
1,500,000	g	Abu Dhabi Government International Bond	2.500	09/30/29	1,491,255
3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,518,244
2,525,000	†	Argentina Republic Government International Bond	5.625	01/26/22	1,085,775
175,000	†,g,q	Barbados Government International Bond	7.000	08/04/22	108,500
3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,618,222
1,575,000	g	Bermuda Government International Bond	4.750	02/15/29	1,783,687
1,867,500	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,981,903
1,450,000		Brazilian Government International Bond	5.625	02/21/47	1,622,202
1,500,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	1,499,444
5,875,000		Chile Government International Bond	2.250	10/30/22	5,895,621
2,575,000		Colombia Government International Bond	2.625	03/15/23	2,584,682
1,200,000		Colombia Government International Bond	5.000	06/15/45	1,405,812
21

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
	$2,925,000	g	Costa Rica Government International Bond		5.625%	04/30/43	$2,541,123
DOP	121,500,000	g	Dominican Republic Government International Bond		8.900	02/15/23	2,343,748
	120,000,000	g	Dominican Republic Government International Bond		12.000	03/05/32	2,619,418
	$3,000,000	g	Dominican Republic Government International Bond		6.500	02/15/48	3,225,030
	2,425,000	g	Ecuador Government International Bond		9.650	12/13/26	2,543,243
	1,125,000	g	Egypt Government International Bond		5.577	02/21/23	1,148,358
	1,450,000	g	Egypt Government International Bond		7.600	03/01/29	1,535,519
	1,050,000	g	Egypt Government International Bond		8.500	01/31/47	1,112,436
	1,200,000	g	El Salvador Government International Bond		7.625	02/01/41	1,287,012
	1,070,000	g	El Salvador Government International Bond		7.125	01/20/50	1,088,725
	395,000		European Investment Bank		4.875	02/15/36	547,838
	1,500,000	g	Export-Import Bank of China		2.850	09/16/20	1,506,747
	6,400,000	g	Export-Import Bank of India		3.875	02/01/28	6,773,544
	950,000	g	Ghana Government International Bond		8.125	03/26/32	954,127
	1,500,000	g	Ghana Government International Bond		8.627	06/16/49	1,499,105
	850,000	g	Guatemala Government International Bond		4.500	05/03/26	875,330
	1,550,000	g	Guatemala Government International Bond		4.375	06/05/27	1,581,000
EUR	1,750,000	g	Hellenic Republic Government Bond		1.875	07/23/26	2,006,374
	$2,325,000	g	Honduras Government International Bond		6.250	01/19/27	2,513,929
IDR	25,500,000,000		Indonesia Treasury Bond		7.500	08/15/32	1,778,533
	$1,500,000	g	Iraq Government International Bond		5.800	01/15/28	1,460,658
	3,100,000		Israel Government International Bond		3.250	01/17/28	3,358,554
	2,175,000		Israel Government International Bond		4.125	01/17/48	2,552,102
	1,958,000	g	Ivory Coast Government International Bond (Step Bond)		5.750	12/31/32	1,919,122
	2,050,000		Jamaica Government International Bond		7.875	07/28/45	2,680,396
	1,000,000	g	Japan Finance Organization for Municipalities		2.000	09/08/20	998,659
	1,280,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	1,282,509
	1,500,000	g	Japan Finance Organization for Municipalities		3.000	03/12/24	1,566,358
	1,500,000	g	Jordan Government International Bond		5.750	01/31/27	1,537,075
	1,150,000	g	Kommunalbanken AS.		1.375	10/26/20	1,143,194
	2,080,000	g	Kommunalbanken AS.		2.750	02/05/24	2,172,919
	2,000,000	i	Korea Development Bank	LIBOR 3 M + 0.550%	2.669	03/12/21	2,003,905
	1,650,000	g	Korea Housing Finance Corp		2.000	10/11/21	1,641,398
	1,500,000	g	Korea Housing Finance Corp		3.000	10/31/22	1,528,170
	15,000,000		Kreditanstalt fuer Wiederaufbau		2.750	10/01/20	15,128,155
	1,850,000		Mexico Government International Bond		3.600	01/30/25	1,921,225
	2,200,000		Mexico Government International Bond		4.150	03/28/27	2,330,922
	3,424,000		Mexico Government International Bond		6.050	01/11/40	4,309,994
	1,500,000	g	Mongolia Government International Bond		5.125	12/05/22	1,496,224
	2,000,000	g	Morocco Government International Bond		5.500	12/11/42	2,388,373
	2,500,000	g	Namibia Government International Bond		5.250	10/29/25	2,524,159
	2,000,000	g	Nederlandse Waterschapsbank NV		2.125	11/15/21	2,014,263
	2,000,000	g	Nederlandse Waterschapsbank NV		3.125	12/05/22	2,086,441
	2,425,000	g	Nigeria Government International Bond		6.500	11/28/27	2,451,993
	1,500,000	g	Oman Government International Bond		6.000	08/01/29	1,492,616
	3,225,000	g	Panama Notas del		3.750	04/17/26	3,402,375
	475,000	g	Paraguay Government International Bond		4.700	03/27/27	513,599
	725,000	g	Paraguay Government International Bond		5.400	03/30/50	824,688
	3,400,000	g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	3,583,600
22

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
	$4,650,000	g	Perusahaan Penerbit SBSN Indonesia III		4.400%	03/01/28	$5,066,175
	2,000,000		Peruvian Government International Bond		2.844	06/20/30	2,045,000
	950,000	g	Petroamazonas EP		4.625	11/06/20	939,297
	2,600,000		Philippine Government International Bond		3.750	01/14/29	2,908,416
	620,000		Province of Quebec Canada		7.500	09/15/29	918,467
	1,500,000	g	Provincia de Mendoza Argentina		8.375	05/19/24	840,015
	2,450,000	g	Qatar Government International Bond		4.817	03/14/49	3,029,797
	1,500,000	g	Republic of Azerbaijan Government International Bond		5.125	09/01/29	1,606,113
	1,400,000	g	Republic of Paraguay		6.100	08/11/44	1,702,764
	2,150,000	g	Republic of Uzbekistan Government International Bond		4.750	02/20/24	2,252,865
	5,400,000	g	Saudi Government International Bond		4.500	04/17/30	6,148,296
	1,500,000	g	Senegal Government International Bond		6.250	05/23/33	1,511,370
RSD	290,000,000		Serbia Treasury Bonds		5.875	02/08/28	3,152,712
	$2,000,000		South Africa Government International Bond		5.875	09/16/25	2,178,812
	1,500,000	g	Sri Lanka Government International Bond		6.850	03/14/24	1,535,272
	1,700,000		Svensk Exportkredit AB		1.750	05/18/20	1,696,852
	1,275,000		Turkey Government International Bond		5.125	02/17/28	1,178,719
	1,050,000		Turkey Government International Bond		6.875	03/17/36	1,046,784
	2,800,000	g	Ukraine Government International Bond		7.375	09/25/32	2,815,288
	1,026,946	h	Uruguay Government International Bond		4.375	01/23/31	1,133,245
	2,400,000	g	Zambia Government International Bond		8.500	04/14/24	1,704,804
			TOTAL FOREIGN GOVERNMENT BONDS				185,895,960

MORTGAGE BACKED - 19.8%
	904		Federal Home Loan Mortgage Corp (FHLMC)		7.500	11/15/21	935
	1,438		FHLMC		6.000	05/15/22	1,473
	9,825,000		FHLMC		3.000	10/15/33	10,287,228
	6,310,580		FHLMC		3.500	08/15/43	6,586,059
	2,378,624		FHLMC		3.000	03/15/44	2,430,494
	13,623,153	i	FHLMC	LIBOR 1 M + 0.300%	2.328	06/15/48	13,521,864
	8,514,471	i	FHLMC		6.676	06/15/48	10,343,697
	2,729,804	h	FHLMC		3.000	09/01/48	2,794,863
	10,275,888	i	FHLMC		6.596	10/15/48	12,180,638
	481		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	10/01/20	483
	724		FGLMC		8.000	01/01/31	752
	14,494		FGLMC		8.000	09/01/31	16,562
	78,109		FGLMC		7.000	12/01/31	87,875
	78,043		FGLMC		4.500	07/01/33	83,947
	522,778		FGLMC		7.000	12/01/33	604,610
	178,195		FGLMC		4.500	04/01/35	193,176
	160,043		FGLMC		7.000	05/01/35	184,360
	3,173,159		FGLMC		5.000	06/01/36	3,506,048
	134,706		FGLMC		5.000	07/01/39	148,946
	2,861,629		FGLMC		5.000	08/01/44	3,157,218
	150,245		FGLMC		4.500	11/01/44	162,149
	218,542		FGLMC		4.500	11/01/44	235,857
	94,044		FGLMC		4.500	12/01/44	100,059
	154,716		FGLMC		4.500	12/01/44	167,064
	1,118,760		FGLMC		3.500	04/01/45	1,181,889
23

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$23,940,149		FGLMC		3.500%	08/01/45	$25,357,549
29,291,865		FGLMC		3.500	10/01/45	30,863,431
6,151,176		FGLMC		4.000	12/01/45	6,572,949
380,182		FGLMC		3.500	01/01/46	396,541
34,341,140		FGLMC		3.500	08/01/46	36,204,189
87,419,751		FGLMC		3.000	01/01/47	89,613,176
30,087,019		FGLMC		3.000	02/01/47	30,806,294
30,420,662		FGLMC		3.500	02/01/47	31,546,753
7,688,598		FGLMC		4.500	06/01/47	8,300,652
6,735,575		FGLMC		4.000	09/01/47	7,175,478
9,028,309		FGLMC		3.500	12/01/47	9,512,274
23,567,109		FGLMC		3.500	03/01/48	24,782,472
21,296,987		FGLMC		4.000	03/01/48	22,749,869
5,172,030		FGLMC		4.000	07/01/48	5,517,777
26,110,413		FGLMC		4.500	08/01/48	28,247,840
322		Federal National Mortgage Association (FNMA)		6.500	07/25/20	325
260		FNMA		8.000	07/01/24	287
195		FNMA		7.500	01/01/29	213
1,240		FNMA		7.500	03/01/31	1,456
2,166,608		FNMA		3.500	05/01/32	2,251,695
1,107,559		FNMA		3.500	11/01/32	1,161,170
1,223,627		FNMA		5.000	05/01/35	1,350,889
908,381		FNMA		5.000	10/01/35	1,003,300
478,963		FNMA		5.000	02/01/36	529,011
451,674		FNMA		5.500	11/01/38	509,823
405,336		FNMA		5.500	03/01/39	458,446
1,018,769		FNMA		5.000	09/01/40	1,125,997
510,055		FNMA		4.000	02/01/41	544,909
1,101,851		FNMA		3.500	03/01/41	1,157,502
812,610		FNMA		5.000	05/01/41	895,930
1,352,267		FNMA		3.500	04/01/43	1,420,444
6,828,439		FNMA		3.000	04/25/43	6,993,989
904,281		FNMA		3.000	08/01/43	931,388
1,147,733		FNMA		3.500	09/01/43	1,205,851
6,569,664	i	FNMA		3.932	09/25/43	1,190,127
3,958,101		FNMA		4.000	01/01/44	4,229,393
2,721,312		FNMA		4.500	03/01/44	2,951,289
1,108,711		FNMA		4.500	06/01/44	1,197,296
4,542,881		FNMA		4.500	06/01/44	4,903,496
2,842,190		FNMA		4.500	08/01/44	3,066,450
3,817,614		FNMA		4.500	10/01/44	4,122,248
3,082,898		FNMA		4.500	11/01/44	3,328,928
3,265,940		FNMA		5.000	11/01/44	3,603,432
679,316		FNMA		4.500	12/01/44	733,515
3,282,794		FNMA		4.000	01/01/45	3,494,549
8,125,938		FNMA		3.000	02/25/45	8,472,664
2,321,654		FNMA		3.000	02/25/45	2,366,596
285,839		FNMA		3.500	03/01/45	299,666
187,435		FNMA		3.500	03/01/45	197,901
2,356,846		FNMA		3.000	03/25/45	2,426,458
7,724,577		FNMA		3.500	04/25/45	8,049,812
5,598,309		FNMA		3.500	04/25/45	5,816,744
24

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,771,714		FNMA	3.500%	05/01/45	$2,934,196
5,083,186		FNMA	4.000	06/01/45	5,429,764
1,143,395		FNMA	3.500	12/01/45	1,191,127
6,513,003		FNMA	4.000	12/01/45	6,953,278
17,326,533		FNMA	3.000	12/25/45	17,847,190
6,292,416		FNMA	3.500	01/01/46	6,626,156
5,530,940		FNMA	4.000	01/01/46	5,906,782
5,315,664		FNMA	4.000	03/01/46	5,672,784
5,069,745		FNMA	3.500	06/01/46	5,338,715
9,492,316	h	FNMA	3.500	07/01/46	9,988,230
2,463,470		FNMA	3.500	08/01/46	2,569,171
9,309,763		FNMA	3.000	10/01/46	9,396,081
2,907,588		FNMA	3.500	10/01/46	3,061,853
21,268,935		FNMA	3.000	11/01/46	21,789,535
9,692,022		FNMA	3.500	12/01/46	10,071,620
40,928,149		FNMA	3.500	01/01/47	42,372,297
3,603,672		FNMA	3.000	04/25/47	3,716,530
5,872,776		FNMA	4.500	05/01/47	6,346,940
10,667,929		FNMA	3.500	08/01/47	11,106,694
1,342,851		FNMA	4.000	08/01/47	1,407,193
4,089,005		FNMA	3.000	11/01/47	4,126,848
5,496,447		FNMA	3.000	11/01/47	5,547,196
10,156,283		FNMA	3.500	11/01/47	10,722,204
29,438,575		FNMA	4.000	12/01/47	31,436,621
5,018,121		FNMA	3.500	01/01/48	5,269,092
6,638,942		FNMA	4.500	01/01/48	7,180,425
2,581,590		FNMA	4.500	02/01/48	2,791,603
28,901,287		FNMA	3.000	02/25/48	30,002,308
5,651,773		FNMA	4.000	03/01/48	6,033,984
11,489,402		FNMA	4.500	03/01/48	12,424,048
89,634,357		FNMA	4.000	04/01/48	93,711,883
4,768,528		FNMA	4.500	05/01/48	5,156,460
3,585,965		FNMA	4.500	05/01/48	3,877,697
5,825,456		FNMA	5.000	06/01/48	6,247,463
15,697,188	h	FNMA	4.500	07/01/48	16,551,891
25,441,086		FNMA	4.000	08/01/48	26,403,838
4,459,695		FNMA	4.500	08/01/48	4,690,951
5,084,703		FNMA	5.000	08/01/48	5,591,566
28,704,642		FNMA	4.000	09/01/48	29,874,868
14,000,000	h	FNMA	3.500	10/25/48	14,363,125
100,186,852		FNMA	3.000	11/01/48	102,242,117
41,416,424		FNMA	4.500	11/01/48	43,704,556
9,250,373		FNMA	3.000	11/25/48	1,305,586
18,897,572	h	FNMA	4.000	12/01/48	19,642,899
37,101,779		FNMA	4.500	12/01/48	39,057,313
347,590		FNMA	3.000	05/01/49	350,626
6,011,104		FNMA	3.000	06/01/49	6,064,905
3,439,473		FNMA	5.000	06/01/49	3,693,385
4,447,866		FNMA	3.000	08/01/49	4,587,049
12,963,000	h	FNMA	4.000	10/01/49	13,478,660
49,260		Government National Mortgage Association (GNMA)	6.500	11/20/38	56,815
25

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$12,017		GNMA	4.500%	02/20/39	$13,475
470,452		GNMA	5.000	06/15/39	528,485
16,149		GNMA	4.500	08/20/41	17,611
58,892		GNMA	4.500	09/20/41	66,004
1,607,121		GNMA	3.500	06/15/42	1,691,159
13,304		GNMA	4.500	01/20/44	14,923
13,375		GNMA	4.500	02/20/44	15,002
25,674		GNMA	4.500	05/20/44	28,792
165,722		GNMA	4.500	05/20/44	185,881
188,838		GNMA	4.500	08/20/44	211,683
119,429		GNMA	4.500	09/20/44	132,709
71,245		GNMA	4.500	10/20/44	79,096
27,968		GNMA	4.500	11/20/44	29,433
116,874		GNMA	4.500	12/20/44	131,090
156,539		GNMA	4.500	02/20/45	170,514
182,850		GNMA	4.500	08/20/45	196,275
183,430		GNMA	4.500	08/20/45	205,762
190,439		GNMA	4.500	12/20/45	213,434
5,949,420	†	GNMA	4.000	06/20/46	787,892
3,791,299		GNMA	3.000	09/20/47	3,905,317
22,111,594		GNMA	3.000	12/20/47	22,724,432
28,104,613		GNMA	3.500	12/20/47	29,192,437
5,550,128		GNMA	3.000	01/20/48	5,703,916
41,448,324		GNMA	3.500	01/20/48	43,035,194
12,271,607		GNMA	3.500	01/20/49	12,968,880
19,077,914		GNMA	4.000	07/20/49	19,896,013
		TOTAL MORTGAGE BACKED			1,385,678,206

MUNICIPAL BONDS - 5.2%
7,910,000		Alabama Economic Settlement Authority	3.163	09/15/25	8,105,140
10,550,000		California State University	3.899	11/01/47	12,034,279
990,000		Chicago Housing Authority	3.682	01/01/25	1,057,409
380,000		City & County of San Francisco CA Community Facilities District	3.028	09/01/23	392,016
550,000		City & County of San Francisco CA Community Facilities District	4.038	09/01/34	604,626
3,605,000		City of Austin TX Electric Utility Revenue	2.456	11/15/22	3,673,387
2,950,000		City of Austin TX Electric Utility Revenue	2.524	11/15/23	3,034,458
3,595,000		City of Austin TX Electric Utility Revenue	2.574	11/15/24	3,721,005
2,210,000		City of Austin TX Electric Utility Revenue	2.677	11/15/25	2,303,704
3,670,000		City of Los Angeles CA	3.320	09/01/24	3,915,486
3,670,000		City of Los Angeles CA	3.450	09/01/25	3,978,096
4,945,000		City of New York NY	3.200	12/01/26	5,268,452
3,935,000		Commonwealth Financing Authority	3.864	06/01/38	4,374,343
1,875,000		County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,861,500
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,497,675
1,500,000		County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,504,455
2,500,000		County of Miami-Dade FL Aviation Revenue	3.285	10/01/23	2,594,525
3,500,000		County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,535,210
2,250,000		County of Miami-Dade FL Aviation Revenue	3.405	10/01/24	2,367,855
3,500,000		County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	3,546,795
2,380,000		County of Miami-Dade FL Aviation Revenue	3.505	10/01/25	2,531,059
2,500,000		County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,549,950
26

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000	County of Miami-Dade FL Aviation Revenue	3.049%	10/01/26	$2,086,800
3,750,000	County of Miami-Dade FL Aviation Revenue	3.612	10/01/26	4,058,212
470,000	County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	515,308
4,265,000	Denver City & County School District No. 1	3.598	12/15/27	4,642,623
22,175,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	22,328,008
8,840,000	Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	9,880,203
5,075,000	Illinois Finance Authority	3.944	08/15/47	5,618,583
2,350,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,333,996
1,000,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	1,003,800
4,805,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,978,076
6,335,000	Michigan Finance Authority	2.862	09/01/49	6,453,591
6,650,000	Michigan Finance Authority	2.988	09/01/49	6,896,914
3,400,000	New Jersey Economic Development Authority	7.425	02/15/29	4,343,160
4,075,000	New York State Dormitory Authority	4.294	07/01/44	4,543,666
6,000,000	New York State Dormitory Authority	3.879	07/01/46	6,307,440
850,000	Oklahoma City Economic Development Trust	3.172	09/01/21	866,779
1,120,000	Oklahoma City Economic Development Trust	3.222	09/01/22	1,155,795
810,000	Oklahoma City Economic Development Trust	3.440	09/01/24	856,607
7,500,000	Port of Morrow OR	1.582	09/01/20	7,471,575
5,000,000	Port of Morrow OR	1.782	09/01/21	4,978,350
2,000,000	Port of Seattle WA	3.471	05/01/31	2,091,800
1,625,000	Port of Seattle WA	3.571	05/01/32	1,703,293
4,355,000	Public Finance Authority	4.269	07/01/40	4,948,412
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	1,004,270
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	1,009,480
1,250,000	Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,265,788
1,785,000	Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,812,382
1,600,000	Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,629,936
700,000	Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	714,665
905,000	Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	924,105
3,980,000	Rhode Island Convention Center Authority	3.195	05/15/26	4,180,393
4,500,000	San Francisco City & County Redevelopment Agency	2.526	08/01/20	4,517,325
5,000,000	San Francisco City & County Redevelopment Agency	2.813	08/01/21	5,070,650
875,000	San Francisco City & County Redevelopment Agency	3.113	08/01/22	900,944
6,365,000	San Jose Redevelopment Agency	3.375	08/01/34	6,699,608
165,000	Santa Ana Community Redevelopment Agency Successor Agency	3.346	09/01/21	169,358
27

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$660,000		Santa Ana Community Redevelopment Agency Successor Agency	3.467%	09/01/22	$688,499
660,000		Santa Ana Community Redevelopment Agency Successor Agency	3.567	09/01/23	700,009
13,060,000		State of California	4.600	04/01/38	14,551,974
3,460,000		State of Georgia	1.910	02/01/23	3,457,682
1,845,000		State of Illinois	4.700	01/01/21	1,892,804
21,060,000		State of Illinois	5.100	06/01/33	22,810,928
13,000,000		State of Michigan	1.779	11/01/21	13,013,520
7,000,000		State of Michigan	1.966	11/01/22	7,049,560
3,500,000		State of Texas	3.225	10/01/24	3,723,580
1,000,000		State of Texas	3.295	10/01/25	1,079,090
9,900,000		State of Wisconsin	3.154	05/01/27	10,535,481
1,763,000		State Public School Building Authority	5.000	09/15/27	2,071,402
7,500,000		Texas A&M University	3.993	05/15/37	8,163,075
25,830,000		The Ohio State University	3.798	12/01/46	29,409,005
1,920,000		University of California	1.534	05/15/20	1,916,352
1,000,000		University of California	1.784	05/15/21	998,860
15,000,000		University of California	1.910	05/15/21	15,022,950
3,000,000		University of California	2.220	05/15/23	3,036,120
2,000,000		University of California	2.439	05/15/24	2,038,300
2,000,000		University of California	2.589	05/15/25	2,048,440
6,635,000		University of California	3.552	05/15/39	7,240,975
		TOTAL MUNICIPAL BONDS			365,861,926

U.S. TREASURY SECURITIES - 14.6%
5,000,000		United States Treasury Bond	4.500	02/15/36	6,895,312
2,250,000		United States Treasury Bond	4.750	02/15/37	3,226,201
55,875,000		United States Treasury Bond	3.500	02/15/39	70,038,003
16,015,000		United States Treasury Bond	3.875	08/15/40	21,185,468
12,000,000		United States Treasury Bond	3.125	11/15/41	14,310,937
14,380,000		United States Treasury Bond	2.500	05/15/46	15,498,944
10,450,000		United States Treasury Bond	3.000	05/15/47	12,392,231
1,255,000		United States Treasury Bond	2.750	08/15/47	1,421,582
51,285,000		United States Treasury Bond	2.750	11/15/47	58,134,352
68,790,000		United States Treasury Bond	3.000	02/15/48	81,741,867
3,510,000		United States Treasury Bond	3.125	05/15/48	4,269,723
19,070,000		United States Treasury Bond	3.000	08/15/48	22,696,280
64,641,000		United States Treasury Bond	3.375	11/15/48	82,427,375
18,717,216	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	18,957,577
14,800,000		United States Treasury Note	2.500	12/31/20	14,927,766
36,395,000		United States Treasury Note	2.500	01/31/21	36,739,046
74,450,000		United States Treasury Note	2.500	02/28/21	75,211,950
38,490,000		United States Treasury Note	2.250	03/31/21	38,772,661
119,225,000		United States Treasury Note	2.625	07/15/21	121,153,092
57,060,000		United States Treasury Note	1.750	07/31/21	57,138,012
12,700,000		United States Treasury Note	1.500	09/30/21	12,668,746
5,495,000		United States Treasury Note	2.500	01/15/22	5,601,466
420,000		United States Treasury Note	1.500	09/15/22	419,229
7,435,000		United States Treasury Note	1.500	09/30/24	7,417,284
3,800,000		United States Treasury Note	2.625	12/31/25	4,027,851
3,731,000		United States Treasury Note	1.875	07/31/26	3,792,503
38,100,000		United States Treasury Note	1.625	09/30/26	38,107,441
13,125,000		United States Treasury Note	2.750	02/15/28	14,251,904
6,200,000		United States Treasury Note	2.875	08/15/28	6,818,305
28

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,530,000		United States Treasury Note		3.125%	11/15/28	$2,841,111
1,325,000		United States Treasury Note		2.625	02/15/29	1,434,416
67,775,000		United States Treasury Note		1.625	08/15/29	67,481,132
19,451,000		United States Treasury Note		2.875	05/15/49	22,704,483
72,130,000		United States Treasury Note		2.250	08/15/49	74,257,272
		TOTAL U.S. TREASURY SECURITIES				1,018,961,522

		TOTAL GOVERNMENT BONDS				2,994,785,271
		(Cost $2,871,939,593)

STRUCTURED ASSETS - 17.9%

ASSET BACKED - 7.1%
329,895		American Airlines Pass Through Trust		3.575	01/15/28	347,553
		Series - 2016 1 (Class AA)
838,820	g	American Homes 4 Rent Trust		3.786	10/17/36	882,608
		Series - 2014 SFR2 (Class A)
4,000,000		AmeriCredit Automobile Receivables Trust		2.740	12/08/22	4,021,806
		Series - 2016 4 (Class D)
3,175,000		AmeriCredit Automobile Receivables Trust		2.060	04/18/24	3,177,406
		Series - 2019 3 (Class A3)
11,750,000	g	Applebee’s Funding LLC		4.194	06/07/49	12,018,605
		Series - 2019 1A (Class A2I)
55,677	†,g	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	1
		Series - 2005 WMC1 (Class N1)
630,794	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.900%	3.386	08/25/34	626,577
		Series - 2004 HE5 (Class M1)
10,000,000	g	Atrium XV		4.489	01/23/31	10,156,646
		Series - 2018 15A (Class A2)
4,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.450	03/20/23	4,108,496
		Series - 2019 1A (Class A)
6,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.070	09/20/23	6,125,223
		Series - 2017 1A (Class A)
8,500,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	8,683,914
		Series - 2017 2A (Class A)
975,000	g	Avis Budget Rental Car Funding AESOP LLC		4.950	03/20/25	1,045,240
		Series - 2018 2A (Class C)
910,000	g	Avis Budget Rental Car Funding AESOP LLC		4.240	09/22/25	955,230
		Series - 2019 2A (Class C)
9,100,000		BA Credit Card Trust		1.740	01/15/25	9,068,102
		Series - 2019 A1 (Class A1)
2,000,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.650%	2.694	02/28/41	1,978,381
		Series - 2006 A (Class M3)
9,717,000	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.670%	2.688	04/25/36	9,712,240
		Series - 2006 SD1 (Class M1)
2,252,162	g	BRE Grand Islander Timeshare Issuer LLC		3.280	09/26/33	2,294,238
		Series - 2019 A (Class A)
5,768,828	g	Capital Automotive REIT		3.660	10/15/44	5,778,309
		Series - 2014 1A (Class A)
29

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$12,920,947	g	Capital Automotive REIT		3.870%	04/15/47	$13,042,282
		Series - 2017 1A (Class A1)
8,050,000		Carmax Auto Owner Trust		2.180	08/15/24	8,094,154
		Series - 2019 3 (Class A3)
69,936	g	Carnow Auto Receivables Trust		2.920	09/15/22	69,934
		Series - 2017 1A (Class A)
747,686	i	C-BASS Trust	LIBOR 1 M + 0.080%	2.098	07/25/36	739,114
		Series - 2006 CB6 (Class A1)
8,817,685	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	2.603	04/07/52	0
		Series - 2007 1A (Class A2)
58,068		CIT Group Home Equity Loan Trust (Step Bond)		6.200	02/25/30	59,327
		Series - 2002 1 (Class AF6)
470,000	i	Citigroup Mortgage Loan Trust, Inc	LIBOR 1 M + 0.750%	2.768	01/25/36	469,114
		Series - 2006 WFH1 (Class M4)
384,696	i	Countrywide Asset-Backed Certificates	LIBOR 1 M + 0.620%	2.638	09/25/33	379,477
		Series - 2003 BC3 (Class A2)
12,281,250	g	DB Master Finance LLC		3.629	11/20/47	12,576,491
		Series - 2017 1A (Class A2I)
1,635,900	g	DB Master Finance LLC		3.787	05/20/49	1,684,650
		Series - 2019 1A (Class A2I)
1,122,188	g	DB Master Finance LLC		4.352	05/20/49	1,185,535
		Series - 2019 1A (Class A23)
4,179,579	g	Diamond Resorts Owner Trust		2.890	02/20/32	4,193,947
		Series - 2019 1A (Class A)
2,612,250	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	2,734,608
		Series - 2015 1A (Class A2II)
578,200	g,i	Domino’s Pizza Master Issuer LLC	LIBOR 3 M + 1.250%	2.551	07/25/47	578,206
		Series - 2017 1A (Class A2I)
13,450,500	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	13,496,097
		Series - 2017 1A (Class A2II)
2,370,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	2,460,344
		Series - 2018 1A (Class A2I)
1,926,681	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	3.118	05/25/37	1,938,984
		Series - 2007 2 (Class A2C)
10,120,000		Ford Credit Auto Lease Trust		2.220	10/15/22	10,153,769
		Series - 2019 B (Class A3)
2,500,000	g	Ford Credit Auto Owner Trust		2.310	08/15/27	2,507,068
		Series - 2016 1 (Class A)
7,000,000	g	Ford Credit Auto Owner Trust		2.030	12/15/27	6,996,131
		Series - 2016 2 (Class A)
2,000,000	g	Ford Credit Auto Owner Trust		2.620	08/15/28	2,024,856
		Series - 2017 1 (Class A)
5,650,000		Ford Credit Floorplan Master Owner Trust		2.230	09/15/24	5,663,601
		Series - 2019 3 (Class A1)
750,000	g,i	FREMF Mortgage Trust		4.157	03/25/49	799,706
		Series - 2016 K53 (Class B)
6,200,000		GM Financial Securitized Term		2.180	04/16/24	6,236,870
		Series - 2019 3 (Class A3)
1,802,155	g	HERO Funding Trust		3.190	09/20/48	1,839,480
		Series - 2017 3A (Class A1)
653,003	g	HERO Funding Trust		3.280	09/20/48	658,718
		Series - 2017 2A (Class A1)
30

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,342,801	g	HERO Funding Trust		3.950%	09/20/48	$2,450,405
		Series - 2017 3A (Class A2)
1,306,006	g	HERO Funding Trust		4.070	09/20/48	1,352,008
		Series - 2017 2A (Class A2)
2,750,000	g	Hertz Vehicle Financing II LP		3.710	03/25/23	2,832,097
		Series - 2019 1A (Class A)
15,500,000	g	Hertz Vehicle Financing II LP		3.290	02/25/24	15,892,311
		Series - 2018 1A (Class A)
2,500,000	g	Hertz Vehicle Financing II LP		3.420	05/25/25	2,581,559
		Series - 2019 2A (Class A)
7,500,000	g	Hertz Vehicle Financing LLC		4.030	07/25/24	7,895,255
		Series - 2018 3A (Class A)
1,847,993	g	Hilton Grand Vacations Trust		2.660	12/26/28	1,852,701
		Series - 2017 AA (Class A)
1,385,994	g	Hilton Grand Vacations Trust		2.960	12/26/28	1,388,472
		Series - 2017 AA (Class B)
1,903,433	g	Hilton Grand Vacations Trust		4.000	02/25/32	1,961,965
		Series - 2018 AA (Class C)
2,471,577	g	Hilton Grand Vacations Trust		2.340	07/25/33	2,468,537
		Series - 2019 AA (Class A)
5,200,199	g	Hilton Grand Vacations Trust		2.840	07/25/33	5,193,377
		Series - 2019 AA (Class C)
188,952	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	189,890
		Series - 2003 1 (Class M1)
4,442,308	g	Horizon Aircraft Finance II Ltd		3.721	07/15/39	4,459,410
		Series - 2019 1 (Class A)
514,401	g,i	Invitation Homes Trust	LIBOR 1 M + 0.900%	2.928	06/17/37	514,400
		Series - 2018 SFR2 (Class A)
669,171	g,i	Invitation Homes Trust	LIBOR 1 M + 1.000%	3.025	07/17/37	668,078
		Series - 2018 SFR3 (Class A)
1,321,207	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.320%	2.338	03/25/37	1,294,849
		Series - 2007 CH3 (Class A1B)
6,446,723	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	2.178	06/25/37	6,354,688
		Series - 2007 CH5 (Class A1)
417,171	g	Mid-State Capital Trust		7.000	12/15/45	443,266
		Series - 2010 1 (Class B)
2,000,000	g	MMAF Equipment Finance LLC		2.070	10/12/22	2,000,561
		Series - 2019 B (Class A2)
216,117	i	Morgan Stanley ABS Capital I, Inc Trust	LIBOR 1 M + 0.825%	2.843	08/25/34	215,703
		Series - 2004 HE6 (Class M1)
744,393	g	MVW Owner Trust		2.520	12/20/32	743,950
		Series - 2015 1A (Class A)
3,149,881	g	MVW Owner Trust		3.900	01/21/36	3,244,736
		Series - 2018 1A (Class C)
5,323,582	g	MVW Owner Trust		3.000	11/20/36	5,389,731
		Series - 2019 1A (Class B)
1,821,225	g	MVW Owner Trust		3.330	11/20/36	1,849,062
		Series - 2019 1A (Class C)
3,100,000	g	Navient Student Loan Trust		3.390	12/15/59	3,233,184
		Series - 2019 BA (Class A2A)
31

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$750,000	g	NRZ Advance Receivables Trust Advance Receivables Backed Notes		2.833%	10/15/51	$749,377
		Series - 2016 T3 (Class AT3)
229,974	g,i	Orange Lake Timeshare Trust		3.030	07/09/29	228,934
		Series - 2014 AA (Class B)
1,705,006	g	Orange Lake Timeshare Trust		3.100	11/08/30	1,732,352
		Series - 2018 A (Class A)
6,732,000	g	Planet Fitness Master Issuer LLC		4.262	09/05/48	6,882,595
		Series - 2018 1A (Class A2I)
3,776,850	g	Planet Fitness Master Issuer LLC		4.666	09/05/48	3,957,497
		Series - 2018 1A (Class A2II)
1,790,259	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		3.844	12/25/58	1,797,742
		Series - 2019 NPL2 (Class A1)
2,155,978	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		4.213	07/25/60	2,173,859
		Series - 2019 NPL1 (Class A1)
2,300,000	g	Progress Residential Trust		2.897	12/17/34	2,315,901
		Series - 2017 SFR2 (Class A)
200,000	g,h	Progress Residential Trust		2.937	11/17/36	202,604
		Series - 2019 SFR4 (Class B)
2,255,112	g	PRPM LLC (Step Bond)		3.967	04/25/24	2,277,969
		Series - 2019 2A (Class A1)
820,000	i	RASC Trust	LIBOR 1 M + 0.590%	3.080	08/25/35	821,390
		Series - 2005 KS8 (Class M4)
7,657,950	g	Renew		3.950	09/20/53	8,003,897
		Series - 2018 1 (Class A)
3,470,000		Santander Drive Auto Receivables Trust		2.160	11/15/22	3,470,584
		Series - 2019 3 (Class A3)
4,000,000		Santander Drive Auto Receivables Trust		3.170	04/17/23	4,034,581
		Series - 2017 1 (Class D)
9,800,000	g	Santander Retail Auto Lease Trust		2.300	01/20/23	9,856,744
		Series - 2019 B (Class A3)
340,076		SBA Small Business Investment Co		3.215	09/10/20	343,283
		Series - 2010 10B (Class A)
5,000,000	g,h	SERVPRO Master Issuer LLC		3.882	10/25/49	5,070,132
		Series - 2019 1A (Class A2)
3,800,000	g	Settlement Fee Finance LLC		3.840	11/01/49	3,800,000
		Series - 2019 1A (Class A)
1,558,375	g	Sierra Receivables Funding Co LLC		3.050	03/22/32	1,558,030
		Series - 2015 1A (Class B)
4,718,316	g	Sierra Receivables Funding Co LLC		2.910	03/20/34	4,760,907
		Series - 2017 1A (Class A)
320,103	g	Sierra Receivables Funding Co LLC		3.200	03/20/34	322,382
		Series - 2017 1A (Class B)
725,520	g	Sierra Timeshare Receivables Funding LLC		2.580	09/20/32	725,056
		Series - 2015 3A (Class A)
72,552	g	Sierra Timeshare Receivables Funding LLC		3.080	09/20/32	72,610
		Series - 2015 3A (Class B)
1,130,046	g	Sierra Timeshare Receivables Funding LLC		3.080	03/21/33	1,137,043
		Series - 2016 1A (Class A)
2,135,522	g	Sierra Timeshare Receivables Funding LLC		2.330	07/20/33	2,130,183
		Series - 2016 2A (Class A)
32

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$274,254	g	Sierra Timeshare Receivables Funding LLC		2.780%	07/20/33	$273,987
		Series - 2016 2A (Class B)
1,414,783	g	Sierra Timeshare Receivables Funding LLC		2.430	10/20/33	1,412,337
		Series - 2016 3A (Class A)
870,635	g	Sierra Timeshare Receivables Funding LLC		2.630	10/20/33	867,762
		Series - 2016 3A (Class B)
3,868,489	g	Sierra Timeshare Receivables Funding LLC		3.650	06/20/35	3,947,614
		Series - 2018 2A (Class B)
3,408,294	g	Sierra Timeshare Receivables Funding LLC		4.170	09/20/35	3,472,849
		Series - 2018 3A (Class C)
3,519,585	g	Sierra Timeshare Receivables Funding LLC		3.200	01/20/36	3,566,806
		Series - 2019 1A (Class A)
5,186,756	g	Sierra Timeshare Receivables Funding LLC		3.770	01/20/36	5,277,115
		Series - 2019 1A (Class C)
8,058,921	g	Sierra Timeshare Receivables Funding LLC		3.120	05/20/36	8,093,283
		Series - 2019 2A (Class C)
6,618,470	g	SMB Private Education Loan Trust		2.430	02/17/32	6,640,720
		Series - 2016 B (Class A2A)
4,238,142	g	SMB Private Education Loan Trust		2.880	09/15/34	4,301,509
		Series - 2017 A (Class A2A)
3,634,692	g	SMB Private Education Loan Trust		2.820	10/15/35	3,680,085
		Series - 2017 B (Class A2A)
4,388,909	g	Sofi Professional Loan Program LLC		3.120	02/25/48	4,423,902
		Series - 2018 D (Class A1FX)
2,750,000	g	Sofi Professional Loan Program LLC		3.690	06/15/48	2,914,180
		Series - 2019 A (Class A2FX)
3,879,761	g	SoFi Professional Loan Program LLC		2.340	04/25/33	3,889,691
		Series - 2016 D (Class A2B)
5,772,153	g	SoFi Professional Loan Program LLC		2.490	01/25/36	5,795,342
		Series - 2016 E (Class A2B)
2,272,422	g	SoFi Professional Loan Program LLC		2.760	12/26/36	2,286,558
		Series - 2016 A (Class A2)
3,678,330	g	SoFi Professional Loan Program LLC		2.400	03/26/40	3,690,549
		Series - 2017 A (Class A2B)
5,515,975	g	SoFi Professional Loan Program LLC		2.740	05/25/40	5,574,648
		Series - 2017 B (Class A2FX)
2,250,000	g	SoFi Professional Loan Program LLC		2.630	07/25/40	2,263,577
		Series - 2017 C (Class A2B)
3,750,000	g	SoFi Professional Loan Program LLC		2.720	11/26/40	3,819,697
		Series - 2017 E (Class A2B)
6,750,000	g	SoFi Professional Loan Program LLC		2.840	01/25/41	6,847,048
		Series - 2017 F (Class A2FX)
1,614,145	g	SolarCity LMC		4.800	11/20/38	1,707,091
		Series - 2013 1 (Class A)
1,732,660	g	SolarCity LMC		4.020	07/20/44	1,749,192
		Series - 2014 2 (Class A)
407,719	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	2.918	09/25/34	404,564
		Series - 2004 8 (Class M1)
1,159,175	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	3.018	09/25/34	1,160,091
		Series - 2004 8 (Class A9)
19,105,625	g	Taco Bell Funding LLC		4.318	11/25/48	19,788,842
		Series - 2018 1A (Class A2I)
5,424,750	g	TLF National Tax Lien Trust		3.090	12/15/29	5,424,833
		Series - 2017 1A (Class A)
33

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$667,662	g	TLF National Tax Lien Trust		3.840%	12/15/29	$669,923
		Series - 2017 1A (Class B)
5,825,000		Toyota Auto Receivables Owner Trust		1.910	09/15/23	5,823,785
		Series - 2019 C (Class A3)
532,604	g	Tricon American Homes Trust		2.716	09/17/34	535,962
		Series - 2017 SFR1 (Class A)
99,749	g	Tricon American Homes Trust		2.928	01/17/36	101,152
		Series - 2017 SFR2 (Class A)
17,900,000		Verizon Owner Trust		3.230	04/20/23	18,247,323
		Series - 2018 A (Class A1A)
4,784,939	g	VOLT LXII LLC (Step Bond)		3.125	09/25/47	4,787,599
		Series - 2017 NPL9 (Class A1)
898,473	g	VOLT LXV LLC (Step Bond)		3.750	04/25/48	899,907
		Series - 2018 NPL1 (Class A1)
2,478,353	g	VOLT LXXIII LLC (Step Bond)		4.458	10/25/48	2,490,757
		Series - 2018 NPL9 (Class A1A)
1,439,267	g	VOLT LXXV LLC (Step Bond)		4.336	01/25/49	1,449,095
		Series - 2019 NPL1 (Class A1A)
3,015,001	g	VOLT LXXV LLC (Step Bond)		3.967	02/25/49	3,025,053
		Series - 2019 NPL2 (Class A1)
2,336,203	g	VOLT LXXV LLC (Step Bond)		3.967	03/25/49	2,349,258
		Series - 2019 NPL3 (Class A1)
1,685	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	2.378	05/25/35	1,685
		Series - 2005 SD1 (Class A)
14,359,238	g	Wendys Funding LLC		3.573	03/15/48	14,586,688
		Series - 2018 1A (Class A2I)
3,000,000	g,i	Worldwide Plaza Trust		3.715	11/10/36	2,965,272
		Series - 2017 WWP (Class E)
		TOTAL ASSET BACKED				497,666,216

OTHER MORTGAGE BACKED - 10.8%
1,328,924	g,i	Agate Bay Mortgage Trust		3.500	11/25/44	1,335,841
		Series - 2014 3 (Class A13)
615,196	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	613,119
		Series - 2015 6 (Class A9)
374,277	i	Alternative Loan Trust	LIBOR 1 M + 0.500%	2.518	06/25/34	379,910
		Series - 2004 8CB (Class M1)
744,375	i	American Home Mortgage Investment Trust	LIBOR 6 M + 1.500%	3.692	10/25/34	745,409
		Series - 2004 3 (Class 4A)
1,315,000		Banc of America Commercial Mortgage Trust		3.705	09/15/48	1,412,773
		Series - 2015 UBS7 (Class A4)
1,910,000	i	Banc of America Commercial Mortgage Trust		4.506	09/15/48	2,074,514
		Series - 2015 UBS7 (Class B)
2,885,000	i	Banc of America Commercial Mortgage Trust		4.506	09/15/48	3,083,266
		Series - 2015 UBS7 (Class C)
3,740,670		Banc of America Commercial Mortgage Trust		1.559	07/15/49	3,720,471
		Series - 2016 UB10 (Class A1)
6,000,000		Banc of America Commercial Mortgage Trust		3.366	02/15/50	6,308,461
		Series - 2017 BNK3 (Class ASB)
34

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$8,000,000		BANK		3.731%	11/15/50	$8,639,483
		Series - 2017 BNK8 (Class AS)
8,710,000	h	BANK		3.214	10/15/52	8,970,943
		Series - 2019 BN21 (Class B)
7,500,000		BANK		3.289	07/15/60	7,869,178
		Series - 2017 BNK6 (Class ASB)
2,000,000	g	BBCMS Mortgage Trust		3.821	09/05/32	2,012,646
		Series - 2013 TYSN (Class C)
1,500,000	g,i	BBCMS Trust		4.409	08/05/38	1,397,995
		Series - 2018 CHRS (Class E)
2,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.534	02/11/41	1,694,689
		Series - 2005 PWR7 (Class E)
421,088	g,i	Bear Stearns Commercial Mortgage Securities Trust		6.048	02/13/42	424,208
		Series - 2005 T18 (Class F)
2,000,000		BENCHMARK Mortgage Trust		3.419	08/15/52	2,119,276
		Series - 2019 B12 (Class AS)
650,000	g,i	BX TRUST	LIBOR 1 M + 0.577%	2.604	04/15/35	647,758
		Series - 2018 MCSF (Class A)
852,185	g,i	CD Commercial Mortgage Trust		6.417	11/15/44	852,611
		Series - 2007 CD5 (Class E)
17,068,000	i	CD Commercial Mortgage Trust		3.684	08/15/50	18,307,379
		Series - 2017 CD5 (Class AS)
5,000,000	i	CD Mortgage Trust		3.879	11/10/49	5,339,815
		Series - 2016 CD2 (Class B)
2,030,000	i	CD Mortgage Trust		4.163	11/10/49	2,138,265
		Series - 2016 CD2 (Class C)
9,000,000		CD Mortgage Trust		3.453	02/10/50	9,468,965
		Series - 2017 CD3 (Class AAB)
3,000,000		CD Mortgage Trust		2.812	08/15/57	3,106,537
		Series - 2019 CD8 (Class ASB)
3,360,000		CD Mortgage Trust		2.912	08/15/57	3,470,145
		Series - 2019 CD8 (Class A4)
469,565	i	CHL Mortgage Pass-Through Trust		4.244	02/20/35	474,294
		Series - 2004 HYB9 (Class 1A1)
5,000,000	g	Citigroup Commercial Mortgage Trust		3.341	05/10/36	5,216,932
		Series - 2019 PRM (Class A)
3,000,000	g	Citigroup Commercial Mortgage Trust		3.896	05/10/36	3,129,509
		Series - 2019 PRM (Class C)
2,000,000	g	Citigroup Commercial Mortgage Trust		4.350	05/10/36	2,088,641
		Series - 2019 PRM (Class D)
1,255,000	i	Citigroup Commercial Mortgage Trust		5.095	11/10/46	1,375,277
		Series - 2013 GC17 (Class B)
500,000	i	Citigroup Commercial Mortgage Trust		3.758	04/10/48	521,990
		Series - 2015 GC29 (Class B)
409,160		Citigroup Commercial Mortgage Trust		1.847	11/10/48	408,113
		Series - 2015 GC35 (Class A1)
905,095	i	COBALT CMBS Commercial Mortgage Trust		5.646	04/15/47	911,273
		Series - 2007 C2 (Class C)
12,390,000	g,i	COMM Mortgage Trust		3.712	10/10/29	12,862,555
		Series - 2017 PANW (Class C)
35

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$6,863,085		COMM Mortgage Trust	2.853%	10/15/45	$6,946,627
		Series - 2012 CR4 (Class A3)
2,000,000	g	COMM Mortgage Trust	3.397	03/10/46	2,055,640
		Series - 2013 CR6 (Class B)
1,500,000	g,i	COMM Mortgage Trust	4.949	08/10/46	1,599,496
		Series - 2013 CR10 (Class C)
1,135,000		COMM Mortgage Trust	4.199	03/10/47	1,206,704
		Series - 2014 UBS2 (Class AM)
1,074,089		COMM Mortgage Trust	4.701	03/10/47	1,146,345
		Series - 2014 UBS2 (Class B)
750,000		COMM Mortgage Trust	4.174	05/10/47	803,791
		Series - 2014 CR17 (Class AM)
2,000,000	i	COMM Mortgage Trust	4.456	07/15/47	2,144,062
		Series - 2014 CR18 (Class B)
463,000	i	COMM Mortgage Trust	4.887	07/15/47	493,362
		Series - 2014 CR18 (Class C)
1,500,000	i	COMM Mortgage Trust	4.906	08/10/47	1,603,001
		Series - 2014 CR19 (Class C)
8,400,000		COMM Mortgage Trust	3.917	10/10/47	9,056,365
		Series - 2014 LC17 (Class A5)
2,095,000		COMM Mortgage Trust	3.040	02/10/48	2,151,583
		Series - 2015 LC19 (Class ASB)
1,000,000	i	COMM Mortgage Trust	3.829	02/10/48	1,051,516
		Series - 2015 LC19 (Class B)
3,600,000	g,i	COMM Mortgage Trust	4.254	03/10/48	3,584,274
		Series - 2015 CR22 (Class D)
2,500,000	i	COMM Mortgage Trust	4.254	03/10/48	2,656,825
		Series - 2015 CR22 (Class C)
6,000,000		COMM Mortgage Trust	3.801	05/10/48	6,389,848
		Series - 2015 CR23 (Class AM)
5,000,000	g,i	COMM Mortgage Trust	3.807	05/10/48	5,026,098
		Series - 2015 CR23 (Class CMB)
2,226,295	i	COMM Mortgage Trust	4.183	05/10/48	2,394,489
		Series - 2015 CR23 (Class B)
3,000,000	i	COMM Mortgage Trust	4.392	05/10/48	3,022,331
		Series - 2015 CR23 (Class D)
1,025,000	i	COMM Mortgage Trust	4.392	05/10/48	1,092,421
		Series - 2015 CR23 (Class C)
2,700,000		COMM Mortgage Trust	3.432	08/10/48	2,851,736
		Series - 2015 CR24 (Class A4)
1,500,000	i	COMM Mortgage Trust	3.463	08/10/48	1,406,778
		Series - 2015 CR24 (Class D)
1,190,000	i	COMM Mortgage Trust	4.028	08/10/48	1,289,687
		Series - 2015 CR24 (Class AM)
2,000,000	i	COMM Mortgage Trust	4.524	08/10/48	2,183,209
		Series - 2015 CR24 (Class B)
1,000,000	i	COMM Mortgage Trust	4.524	08/10/48	1,069,326
		Series - 2015 CR24 (Class C)
7,500,000		COMM Mortgage Trust	3.630	10/10/48	8,028,941
		Series - 2015 CR26 (Class A4)
1,000,000		COMM Mortgage Trust	3.984	10/10/48	1,080,770
		Series - 2015 CR27 (Class AM)
3,500,000	i	COMM Mortgage Trust	4.509	10/10/48	3,818,197
		Series - 2015 CR27 (Class B)
36

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$625,000	i	COMM Mortgage Trust		4.634%	10/10/48	$670,299
		Series - 2015 CR26 (Class C)
2,215,000	i	COMM Mortgage Trust		4.800	10/10/48	2,383,689
		Series - 2015 LC23 (Class C)
5,000,000	i	COMM Mortgage Trust		4.801	02/10/49	5,521,726
		Series - 2016 CR28 (Class B)
4,811,214	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	4.618	05/25/24	5,016,460
		Series - 2014 C02 (Class 1M2)
11,753,318	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	5.018	07/25/24	12,340,215
		Series - 2014 C03 (Class 1M2)
1,438,451	i	Connecticut Avenue Securities	LIBOR 1 M + 5.000%	7.018	11/25/24	1,537,881
		Series - 2014 C04 (Class 2M2)
910,927	i	Connecticut Avenue Securities	LIBOR 1 M + 2.000%	4.018	10/25/28	913,590
		Series - 2016 C03 (Class 1M1)
1,724,335	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	3.468	01/25/29	1,727,083
		Series - 2016 C04 (Class 1M1)
3,505,767	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	3.318	04/25/29	3,514,405
		Series - 2016 C06 (Class 1M1)
3,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	6.268	04/25/29	3,206,637
		Series - 2016 C06 (Class 1M2)
8,225,488	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	2.165	07/25/29	8,242,304
		Series - 2017 C01 (Class 1M1)
1,712,033	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	2.868	11/25/29	1,712,886
		Series - 2017 C04 (Class 2M1)
3,175,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	4.218	01/25/30	3,210,057
		Series - 2017 C05 (Class 1M2A)
3,291,868	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	2.618	07/25/30	3,290,559
		Series - 2018 C01 (Class 1M1)
2,736,262	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	2.698	10/25/30	2,736,646
		Series - 2018 C03 (Class 1M1)
3,890,000	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	2.868	10/25/30	3,897,526
		Series - 2018 C03 (Class 1EA2)
944,493	i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	2.768	12/25/30	944,848
		Series - 2018 C04 (Class 2M1)
953,913	i	Connecticut Avenue Securities	LIBOR 1 M + 0.720%	2.738	01/25/31	954,281
		Series - 2018 C05 (Class 1M1)
1,046,009	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	2.868	07/25/31	1,046,930
		Series - 2019 R01 (Class 2M1)
275,000	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.450%	4.468	07/25/31	277,389
		Series - 2019 R01 (Class 2M2)
212,000	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.150%	4.168	09/25/31	213,012
		Series - 2019 R03 (Class 1M2)
5,125,649	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	2.768	06/25/39	5,130,733
		Series - 2019 R04 (Class 2M1)
4,000,000		CSAIL Commercial Mortgage Trust		3.314	11/15/49	4,153,104
		Series - 2016 C7 (Class ASB)
1,490,000	g,i	CSMC Trust		3.938	11/15/34	1,559,686
		Series - 2015 GLPB (Class B)
1,335,000	g,i	CSMC Trust	LIBOR 1 M + 0.650%	2.668	05/25/36	1,331,139
		Series - 2006 CF2 (Class M3)
5,616,978	g,i	CSMC Trust		3.500	02/25/48	5,632,120
		Series - 2018 J1 (Class A11)
37

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,040,000	g	DBUBS Mortgage Trust		3.452%	10/10/34	$1,092,705
		Series - 2017 BRBK (Class A)
7,800,000	g,i	DBUBS Mortgage Trust		5.714	07/10/44	8,127,299
		Series - 2011 LC2A (Class D)
10,110,000	g,i	DBUBS Mortgage Trust		5.885	11/10/46	10,456,163
		Series - 2011 LC1A (Class C)
3,792,000	g,i	DBUBS Mortgage Trust		5.885	11/10/46	3,928,541
		Series - 2011 LC1A (Class E)
1,406,253	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	2.753	12/25/35	1,401,232
		Series - 2005 2 (Class M2)
5,937,576	g,i	FirstKey Mortgage Trust		3.500	11/25/44	5,986,054
		Series - 2014 1 (Class A8)
4,939,654	g,i	Flagstar Mortgage Trust		3.500	03/25/47	5,025,906
		Series - 2017 1 (Class 1A5)
363,735	g,i	Flagstar Mortgage Trust		3.500	10/25/47	369,631
		Series - 2017 2 (Class A5)
1,563,205	g,i	Flagstar Mortgage Trust		4.000	09/25/48	1,574,026
		Series - 2018 5 (Class A11)
7,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	7,107,444
		Series - 2014 GRCE (Class A)
10,500,000	g	GS Mortgage Securities Corp II		3.419	10/10/32	10,837,247
		Series - 2017 SLP (Class A)
1,344,000	g	GS Mortgage Securities Corp II		3.551	04/10/34	1,382,760
		Series - 2012 ALOH (Class A)
2,590,000	i	GS Mortgage Securities Corp II		3.777	05/10/50	2,751,910
		Series - 2015 GC30 (Class AS)
3,000,000	i	GS Mortgage Securities Corp II		4.192	05/10/50	3,140,516
		Series - 2015 GC30 (Class C)
1,527,439		GS Mortgage Securities Trust		1.478	05/10/49	1,517,269
		Series - 2016 GS2 (Class A1)
8,000,000		GS Mortgage Securities Trust		3.467	03/10/50	8,456,047
		Series - 2017 GS5 (Class AAB)
3,000,000		GS Mortgage Securities Trust		3.837	11/10/50	3,286,941
		Series - 2017 GS8 (Class ABP)
1,400,000	g,i	GS Mortgage Securities Trust		3.668	07/10/52	1,462,622
		Series - 2019 GC40 (Class DBC)
1,785,008	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	2.677	08/19/45	1,779,184
		Series - 2005 11 (Class 2A1A)
2,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	2,058,655
		Series - 2016 10HY (Class A)
3,000,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	3,086,734
		Series - 2016 10HY (Class B)
3,500,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	3,561,619
		Series - 2016 10HY (Class C)
175,197	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.678	03/25/35	175,393
		Series - 2004 11 (Class 2A1)
1,500,000		JP Morgan Chase Commercial Mortgage Securities Corp		4.166	12/15/46	1,612,513
		Series - 2013 C16 (Class A4)
1,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		4.201	01/15/46	1,740,625
		Series - 2013 C13 (Class D)
38

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$750,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.119%	01/15/49	$812,578
		Series - 2015 JP1 (Class AS)
500,000		JP Morgan Chase Commercial Mortgage Securities Trust	3.379	09/15/50	525,434
		Series - 2017 JP7 (Class A3)
2,036,454	g,i	JP Morgan Mortgage Trust	3.589	12/25/44	2,028,222
		Series - 2015 1 (Class B1)
463,752	g,i	JP Morgan Mortgage Trust	3.500	05/25/45	462,700
		Series - 2015 3 (Class A19)
1,881,387	g,i	JP Morgan Mortgage Trust	3.500	10/25/45	1,881,403
		Series - 2015 6 (Class A13)
1,111,036	g,i	JP Morgan Mortgage Trust	3.500	05/25/46	1,118,616
		Series - 2016 1 (Class A5)
969,272	g,i	JP Morgan Mortgage Trust	3.500	05/25/46	966,492
		Series - 2016 1 (Class A13)
513,322	g,i	JP Morgan Mortgage Trust	3.500	01/25/47	520,360
		Series - 2017 1 (Class A3)
6,846,154	g,i	JP Morgan Mortgage Trust	3.500	05/25/47	6,852,064
		Series - 2017 2 (Class A13)
378,390	g,i	JP Morgan Mortgage Trust	3.500	08/25/47	382,632
		Series - 2017 3 (Class 1A5)
1,167,014	g,i	JP Morgan Mortgage Trust	3.500	09/25/48	1,224,734
		Series - 2018 3 (Class A13)
2,357,524	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	2,386,784
		Series - 2018 4 (Class A5)
370,098	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	388,495
		Series - 2018 4 (Class A13)
1,532,202	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	1,608,691
		Series - 2018 5 (Class A13)
1,336,979	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	1,343,141
		Series - 2018 8 (Class A5)
1,745,672	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	1,779,835
		Series - 2018 8 (Class A13)
1,526,423	g,i	JP Morgan Mortgage Trust	4.000	02/25/49	1,545,562
		Series - 2018 9 (Class A13)
4,364,171		JPMBB Commercial Mortgage Securities Trust	3.493	08/15/47	4,574,975
		Series - 2014 C21 (Class A4)
5,000,000		JPMBB Commercial Mortgage Securities Trust	3.775	08/15/47	5,340,070
		Series - 2014 C21 (Class A5)
1,000,000		JPMBB Commercial Mortgage Securities Trust	3.898	02/15/48	1,048,047
		Series - 2015 C27 (Class B)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.486	02/15/48	1,042,650
		Series - 2015 C27 (Class C)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust	3.917	05/15/48	2,134,479
		Series - 2015 C29 (Class AS)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.118	05/15/48	2,125,444
		Series - 2015 C29 (Class B)
8,000,000		JPMBB Commercial Mortgage Securities Trust	3.801	08/15/48	8,662,742
		Series - 2015 C31 (Class A3)
39

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000		JPMBB Commercial Mortgage Securities Trust	4.106%	08/15/48	$2,158,342
		Series - 2015 C31 (Class AS)
2,585,000	i	JPMBB Commercial Mortgage Securities Trust	4.771	08/15/48	2,837,267
		Series - 2015 C31 (Class B)
3,419,000		JPMBB Commercial Mortgage Securities Trust	3.227	10/15/48	3,583,269
		Series - 2015 C28 (Class A4)
1,400,000		JPMBB Commercial Mortgage Securities Trust	4.023	12/15/48	1,507,842
		Series - 2015 C33 (Class AS)
1,805,000	i	JPMCC Commercial Mortgage Securities Trust	3.876	03/15/50	1,951,937
		Series - 2017 JP5 (Class AS)
2,000,000	g	Ladder Capital Commercial Mortgage Securities	3.575	02/15/36	2,104,390
		Series - 2013 GCP (Class A1)
3,203,519	g	LSTAR Commercial Mortgage Trust	2.579	03/10/49	3,212,984
		Series - 2016 4 (Class A2)
10,000,000	g,i	MAD Mortgage Trust	3.294	08/15/34	10,397,184
		Series - 2017 330M (Class A)
5,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.476	11/15/45	5,146,166
		Series - 2012 C6 (Class AS)
3,048,748	g	Morgan Stanley Bank of America Merrill Lynch Trust	3.989	12/15/46	3,235,940
		Series - 2014 C19 (Class LNC1)
2,648,991	g	Morgan Stanley Bank of America Merrill Lynch Trust	4.384	12/15/46	2,838,275
		Series - 2014 C19 (Class LNC2)
4,641,033	g	Morgan Stanley Bank of America Merrill Lynch Trust	4.750	12/15/46	4,997,031
		Series - 2014 C19 (Class LNC3)
3,069,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	5.100	02/15/47	3,291,995
		Series - 2014 C14 (Class C)
140,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.069	02/15/48	143,854
		Series - 2015 C20 (Class ASB)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	4.160	02/15/48	1,063,239
		Series - 2015 C20 (Class B)
2,500,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	4.613	02/15/48	2,651,613
		Series - 2015 C20 (Class C)
2,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.338	03/15/48	2,624,626
		Series - 2015 C21 (Class A4)
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.652	03/15/48	3,164,426
		Series - 2015 C21 (Class AS)
3,649,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.306	04/15/48	3,837,485
		Series - 2015 C22 (Class A4)
3,360,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.561	04/15/48	3,516,335
		Series - 2015 C22 (Class AS)
2,130,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	4.194	12/15/48	2,177,137
		Series - 2013 C8 (Class C)
6,000,000	g	Morgan Stanley Capital I Trust	3.350	07/13/29	6,104,864
		Series - 2014 CPT (Class A)
2,000,000	g,i	Morgan Stanley Capital I Trust	3.560	07/13/29	2,020,082
		Series - 2014 CPT (Class E)
40

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,140,000	g	Morgan Stanley Capital I Trust		2.695%	01/11/32	$3,136,847
		Series - 2013 WLSR (Class A)
3,506,196	i	Morgan Stanley Capital I Trust		6.144	06/11/42	3,725,340
		Series - 2007 T27 (Class AJ)
4,500,000	g	Morgan Stanley Capital I Trust		4.193	09/15/47	4,588,999
		Series - 2011 C1 (Class F)
13,000,000		Morgan Stanley Capital I Trust		2.606	08/15/49	13,187,740
		Series - 2016 UB11 (Class ASB)
521,752	†,i	Morgan Stanley Capital I Trust		6.459	12/12/49	323,670
		Series - 2007 IQ16 (Class AJ)
4,000,000	g,i	MSDB Trust		3.427	07/11/39	4,207,776
		Series - 2017 712F (Class A)
1,253,000	g,i	Natixis Commercial Mortgage Securities Trust		3.917	11/15/32	1,291,446
		Series - 2018 285M (Class C)
409,701	g,i	New Residential Mortgage Loan Trust		4.000	02/25/57	425,505
		Series - 2017 1A (Class A1)
401,980	g,i	New Residential Mortgage Loan Trust		4.000	08/27/57	418,984
		Series - 2017 6A (Class A1)
482,257	g,i	New Residential Mortgage Loan Trust		4.750	12/25/57	505,970
		Series - 2018 5A (Class A1)
399,678	i	New York Mortgage Trust	LIBOR 1 M + 0.480%	2.498	02/25/36	400,689
		Series - 2005 3 (Class A1)
18,445,000	g	One Market Plaza Trust		3.614	02/10/32	19,107,622
		Series - 2017 1MKT (Class A)
1,000,000	g	RBS Commercial Funding, Inc Trust		3.511	03/11/31	1,011,515
		Series - 2013 SMV (Class B)
1,651,889	g,i	Sequoia Mortgage Trust		3.500	05/25/45	1,681,379
		Series - 2015 2 (Class A1)
1,204,676	g,i	Sequoia Mortgage Trust		3.500	11/25/46	1,226,494
		Series - 2016 3 (Class A10)
166,982	g,i	Sequoia Mortgage Trust		3.500	02/25/47	169,484
		Series - 2017 1 (Class A4)
5,327,330	g,i	Sequoia Mortgage Trust		3.500	02/25/47	5,427,010
		Series - 2017 2 (Class A4)
1,174,100	g,i	Sequoia Mortgage Trust		3.500	02/25/47	1,171,342
		Series - 2017 2 (Class A19)
9,134,139	g,i	Sequoia Mortgage Trust		3.500	04/25/47	9,282,212
		Series - 2017 3 (Class A4)
3,665,426	g,i	Sequoia Mortgage Trust		3.500	08/25/47	3,734,010
		Series - 2017 5 (Class A4)
366,110	g,i	Sequoia Mortgage Trust		3.500	09/25/47	372,264
		Series - 2017 6 (Class A4)
928,266	g,i	Sequoia Mortgage Trust		3.761	09/25/47	967,284
		Series - 2017 6 (Class B1)
3,574,670	g,i	Sequoia Mortgage Trust		3.500	02/25/48	3,631,782
		Series - 2018 2 (Class A1)
5,474,229	g,i	Sequoia Mortgage Trust		3.500	03/25/48	5,517,213
		Series - 2018 3 (Class A1)
893,208	g,i	Sequoia Mortgage Trust		3.500	03/25/48	906,572
		Series - 2018 3 (Class A4)
41

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,819,809	g,i	Sequoia Mortgage Trust		4.000%	09/25/48	$2,847,005
		Series - 2018 7 (Class A4)
1,099,627	g,i	Sequoia Mortgage Trust		4.000	09/25/48	1,114,102
		Series - 2018 7 (Class A19)
184,854	g,i	Sequoia Mortgage Trust		4.000	11/25/48	187,381
		Series - 2018 8 (Class A19)
5,482,088	g,i	Sequoia Mortgage Trust		4.000	06/25/49	5,609,930
		Series - 2019 2 (Class A1)
1,336,356	g,i	Sequoia Mortgage Trust		4.000	06/25/49	1,363,511
		Series - 2019 2 (Class A19)
3,864,972	g,i	Sequoia Mortgage Trust		3.500	09/25/49	3,911,070
		Series - 2019 3 (Class A2)
367,828	g,i	Shellpoint Co-Originator Trust		3.500	11/25/46	370,864
		Series - 2016 1 (Class 1A10)
2,075,810	g,i	Spruce Hill Mortgage Loan Trust		3.395	04/29/49	2,088,689
		Series - 2019 SH1 (Class A1)
8,433,563	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.218	09/25/24	8,544,229
		Series - 2014 HQ2 (Class M2)
1,391,652	i	STACR	LIBOR 1 M + 3.800%	5.818	03/25/25	1,431,863
		Series - 2015 HQ1 (Class M3)
1,771,095	i	STACR	LIBOR 1 M + 1.950%	3.968	05/25/25	1,785,870
		Series - 2015 HQ2 (Class M2)
1,520,224	i	STACR	LIBOR 1 M + 2.600%	4.618	12/25/27	1,527,466
		Series - 2015 DNA2 (Class M2)
1,295,982	i	STACR	LIBOR 1 M + 2.650%	4.668	03/25/28	1,301,536
		Series - 2015 HQA1 (Class M2)
3,800,000	i	STACR	LIBOR 1 M + 4.650%	6.668	10/25/28	4,071,707
		Series - 2016 DNA2 (Class M3)
1,715,465	i	STACR	LIBOR 1 M + 1.300%	3.318	03/25/29	1,719,939
		Series - 2016 DNA4 (Class M2)
1,252,823	i	STACR	LIBOR 1 M + 1.200%	3.218	07/25/29	1,255,641
		Series - 2017 DNA1 (Class M1)
9,900,000	i	STACR	LIBOR 1 M + 3.250%	5.268	07/25/29	10,378,833
		Series - 2017 DNA1 (Class M2)
2,444,734	i	STACR	LIBOR 1 M + 1.200%	3.218	10/25/29	2,452,715
		Series - 2017 DNA2 (Class M1)
14,449,664	i	STACR	LIBOR 1 M + 0.750%	2.768	03/25/30	14,451,035
		Series - 2017 DNA3 (Class M1)
12,377,685	i	STACR	LIBOR 1 M + 0.950%	2.968	04/25/30	12,390,404
		Series - 2017 HQA3 (Class M2AS)
1,288,771	g,i	STACR		3.740	02/25/48	1,297,047
		Series - 2018 SPI1 (Class M1)
1,764,956	g,i	STACR		3.817	05/25/48	1,769,406
		Series - 2018 SPI2 (Class M1)
4,153,201	g,i	STACR		4.160	08/25/48	4,184,235
		Series - 2018 SPI3 (Class M1)
835,000	g,i	STACR		4.459	11/25/48	841,388
		Series - 2018 SPI4 (Class M2)
1,500,000	g,i	UBS-Barclays Commercial Mortgage Trust		3.649	03/10/46	1,539,257
		Series - 2013 C5 (Class B)
4,620,000	g,i	UBS-Barclays Commercial Mortgage Trust		3.875	04/10/46	4,818,384
		Series - 2013 C6 (Class B)
42

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,525,000	g	UBS-Citigroup Commercial Mortgage Trust	5.154%	01/10/45	$1,602,570
		Series - 2011 C1 (Class AS)
2,810,450	g	VSE VOI Mortgage LLC	2.330	03/20/35	2,807,049
		Series - 2017 A (Class A)
2,443,541	g	VSE VOI Mortgage LLC	4.020	02/20/36	2,511,310
		Series - 2018 A (Class C)
3,996,815	i	Wachovia Bank Commercial Mortgage Trust	6.286	05/15/46	4,030,991
		Series - 2007 C34 (Class AJ)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.361	05/15/46	2,019,101
		Series - 2007 C34 (Class B)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust	6.361	05/15/46	1,721,506
		Series - 2007 C34 (Class C)
10,000,000		Wells Fargo Commercial Mortgage Trust	3.539	10/15/45	10,341,716
		Series - 2012 LC5 (Class AS)
3,850,000		Wells Fargo Commercial Mortgage Trust	3.540	05/15/48	4,098,140
		Series - 2015 C28 (Class A4)
2,100,000	i	Wells Fargo Commercial Mortgage Trust	3.658	05/15/48	2,203,728
		Series - 2015 NXS1 (Class B)
5,055,000		Wells Fargo Commercial Mortgage Trust	2.825	10/15/49	5,180,579
		Series - 2016 LC24 (Class ASB)
2,000,000		Wells Fargo Commercial Mortgage Trust	2.749	03/15/50	2,022,225
		Series - 2017 RB1 (Class A2)
4,400,000		Wells Fargo Commercial Mortgage Trust	3.184	04/15/50	4,599,182
		Series - 2015 LC20 (Class A5)
1,560,000		Wells Fargo Commercial Mortgage Trust	3.467	04/15/50	1,636,220
		Series - 2015 LC20 (Class AS)
2,360,000	i	Wells Fargo Commercial Mortgage Trust	3.972	09/15/57	2,533,402
		Series - 2015 NXS3 (Class AS)
5,000,000	i	Wells Fargo Commercial Mortgage Trust	3.767	07/15/58	5,389,772
		Series - 2015 NXS2 (Class A5)
2,700,000		Wells Fargo Commercial Mortgage Trust	3.952	01/15/59	2,904,613
		Series - 2016 C32 (Class AS)
1,000,000		Wells Fargo Commercial Mortgage Trust	2.933	11/15/59	1,029,132
		Series - 2016 C36 (Class ASB)
3,581,447	g,i	Wells Fargo Mortgage Backed Securities Trust	4.000	04/25/49	3,647,059
		Series - 2019 2 (Class A17)
1,600,000	i	WFRBS Commercial Mortgage Trust	3.714	03/15/45	1,660,574
		Series - 2013 C11 (Class B)
1,000,000		WFRBS Commercial Mortgage Trust	3.345	05/15/45	1,034,815
		Series - 2013 C13 (Class AS)
2,000,000		WFRBS Commercial Mortgage Trust	3.553	05/15/45	2,067,511
		Series - 2013 C13 (Class B)
3,700,000	i	WFRBS Commercial Mortgage Trust	4.079	03/15/46	3,953,689
		Series - 2013 UBS1 (Class A4)
1,000,000	i	WFRBS Commercial Mortgage Trust	4.162	12/15/46	1,076,155
		Series - 2013 C18 (Class A5)
2,225,281		WFRBS Commercial Mortgage Trust	3.995	05/15/47	2,390,097
		Series - 2014 C20 (Class A5)
1,250,000		WFRBS Commercial Mortgage Trust	3.607	11/15/47	1,327,073
		Series - 2014 C24 (Class A5)
		TOTAL OTHER MORTGAGE BACKED			751,143,202
43

TIAA-CREF FUNDS - Bond Fund

	PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
			TOTAL STRUCTURED ASSETS			$1,248,809,418
			(Cost $1,231,439,107)

			TOTAL BONDS			6,707,093,889
			(Cost $6,445,968,977)

	SHARES		COMPANY
COMMON STOCKS - 0.0%

ENERGY - 0.0%
	9,696		Peabody Energy Corp			142,725
			TOTAL ENERGY			142,725

			TOTAL COMMON STOCKS			142,725
			(Cost $133,601)

	PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 1.6%

GOVERNMENT AGENCY DEBT - 0.9%
	$20,050,000		Federal Home Loan Bank (FHLB)	1.500%	10/01/19	20,050,000
	26,520,000		FHLB	1.934	11/05/19	26,471,527
	13,500,000		FHLB	1.934	11/08/19	13,473,210
			TOTAL GOVERNMENT AGENCY DEBT			59,994,737

TREASURY DEBT - 0.7%
EGP	48,800,000	j	Egypt Treasury Bill	0.000	10/15/19	2,982,933
	56,950,000	j	Egypt Treasury Bill	0.000	06/09/20	3,166,303
	$20,340,000		United States Treasury Bill	1.900	10/01/19	20,340,000
	22,500,000		United States Treasury Bill	1.917	10/08/19	22,492,300
			TOTAL TREASURY DEBT			48,981,536

			TOTAL SHORT-TERM INVESTMENTS			108,976,273
			(Cost $108,654,603)

			TOTAL INVESTMENTS - 98.5%			6,884,954,160
			(Cost $6,624,608,651)
			OTHER ASSETS & LIABILITIES, NET - 1.5%			107,517,147
			NET ASSETS - 100.0%			$6,992,471,307

			Abbreviation(s):
	DGS5		5-Year Treasury Constant Maturity Rate
	DOP		Dominican Republic Peso
	EGP		Egyptian Pound
	EUR		Euro
	ICE		Intercontinental Exchange
	IDR		Indonesian Rupiah
	LIBOR		London Interbank Offered Rate
	M		Month
44

TIAA-CREF FUNDS - Bond Fund

REIT	Real Estate Investment Trust
RSD	Serbian Dinar
SOFR	Secure Overnight Financing Rate
W	Week

†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2019, the aggregate value of these securities was $1,165,443,311 or 16.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o	Payment in Kind Bond
q	In default

Centrally cleared credit default swap contracts outstanding as of September 30, 2019 were as follows:

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount*	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS32V2-5 Year Index	5.000%	Credit event as specified in contract	Citigroup Global Markets Inc	06/20/24	$29,700,000	$(83,481)	$(119,885)
CDX-NAHYS32V2-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets Inc	06/20/24	14,850,000	(41,769)	(9,819)
CDX-NAHYS32V2-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets Inc	06/20/24	2,970,000	(8,361)	9,554
CDX-NAHYS32V2-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets Inc	06/20/24	14,850,000	(41,689)	(148,295)
CDX-NAHYS31V5-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets Inc	12/20/23	14,400,000	(33,956)	(327,806)
CDX-NAHYS31V5-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets Inc	12/20/23	14,880,000	(35,111)	(301,805)
CDX-NAHYS32V2-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets Inc	06/20/24	14,850,000	(41,805)	51,804
CDX-NAHYS32V2-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets Inc	06/20/24	14,850,000	(41,767)	(14,720)
Total						$(327,939)	$(860,972)

* The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

SOLD

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount*	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS32V2-5 Year Index	Credit event as specified in contract	5.000%	Citigroup Global Markets Inc	06/20/24	$14,850,000	$41,595	$310,380
CDX-NAHYS32V2-5 Year Index	Credit event as specified in contract	5.000	Citigroup Global Markets Inc	06/20/24	14,850,000	41,620	268,215
CDX-NAHYS31V5-5 Year Index	Credit event as specified in contract	5.000	Citigroup Global Markets Inc	12/20/23	14,400,000	34,133	53,436
Total						$117,348	$632,031

* The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

45

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS

BOND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2019

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 99.5%

CORPORATE BONDS - 25.6%

AUTOMOBILES & COMPONENTS - 0.1%
$250,000	Aptiv plc	4.250%	01/15/26	$266,533
100,000	Aptiv plc	4.350	03/15/29	108,135
100,000	Aptiv plc	4.400	10/01/46	100,045
175,000	Aptiv plc	5.400	03/15/49	200,274
200,000	BorgWarner, Inc	3.375	03/15/25	207,689
200,000	BorgWarner, Inc	4.375	03/15/45	206,692
600,000	Delphi Corp	4.150	03/15/24	635,206
725,000	Ford Motor Co	4.346	12/08/26	726,119
800,000	Ford Motor Co	7.450	07/16/31	917,832
1,350,000	Ford Motor Co	4.750	01/15/43	1,169,782
1,025,000	Ford Motor Co	5.291	12/08/46	949,029
125,000	General Motors Co	4.875	10/02/23	134,184
500,000	General Motors Co	4.200	10/01/27	509,882
700,000	General Motors Co	5.000	10/01/28	744,177
900,000	General Motors Co	6.600	04/01/36	1,031,467
700,000	General Motors Co	5.150	04/01/38	706,863
150,000	General Motors Co	6.250	10/02/43	163,891
175,000	General Motors Co	5.200	04/01/45	172,749
350,000	General Motors Co	6.750	04/01/46	400,205
500,000	General Motors Co	5.400	04/01/48	501,407
400,000	General Motors Co	5.950	04/01/49	428,312
175,000	Harley-Davidson, Inc	3.500	07/28/25	180,824
200,000	Harley-Davidson, Inc	4.625	07/28/45	206,206
900,000	Honeywell International, Inc	1.850	11/01/21	899,598
1,000,000	Honeywell International, Inc	2.150	08/08/22	1,008,242
500,000	Honeywell International, Inc	3.350	12/01/23	527,628
1,000,000	Honeywell International, Inc	2.300	08/15/24	1,015,081
1,700,000	Honeywell International, Inc	2.500	11/01/26	1,737,053
1,000,000	Honeywell International, Inc	2.700	08/15/29	1,032,794
782,000	Honeywell International, Inc	3.812	11/21/47	900,047
800,000	Lear Corp	3.800	09/15/27	804,905
400,000	Lear Corp	4.250	05/15/29	409,544
300,000	Lear Corp	5.250	05/15/49	306,977
300,000	Magna International, Inc	3.625	06/15/24	315,458
600,000	Magna International, Inc	4.150	10/01/25	649,452
300,000	Toyota Motor Corp	3.183	07/20/21	306,614
500,000	Toyota Motor Corp	2.157	07/02/22	503,471
300,000	Toyota Motor Corp	3.419	07/20/23	316,982
750,000	Toyota Motor Corp	2.358	07/02/24	757,889
300,000	Toyota Motor Corp	3.669	07/20/28	332,239
750,000	Toyota Motor Corp	2.760	07/02/29	773,936
	TOTAL AUTOMOBILES & COMPONENTS			23,265,413
46

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
BANKS - 4.0%
$2,000,000	Asian Development Bank	1.750%	09/19/29	$1,999,267
350,000	Banco Bilbao Vizcaya Argentaria S.A.	3.000	10/20/20	352,497
600,000	Banco Santander S.A.	3.500	04/11/22	615,794
800,000	Banco Santander S.A.	3.125	02/23/23	814,996
1,200,000	Banco Santander S.A.	3.848	04/12/23	1,250,611
800,000	Banco Santander S.A.	2.706	06/27/24	808,869
400,000	Banco Santander S.A.	5.179	11/19/25	441,369
600,000	Banco Santander S.A.	4.250	04/11/27	641,900
675,000	Banco Santander S.A.	3.800	02/23/28	707,226
1,800,000	Banco Santander S.A.	4.379	04/12/28	1,967,702
600,000	Banco Santander S.A.	3.306	06/27/29	620,034
200,000	Bancolombia S.A.	5.950	06/03/21	210,500
1,000,000	Bank of America Corp	2.625	10/19/20	1,006,335
200,000	Bank of America Corp	2.151	11/09/20	200,020
1,750,000	Bank of America Corp	2.625	04/19/21	1,766,223
500,000	Bank of America Corp	2.369	07/21/21	500,837
1,000,000	Bank of America Corp	2.328	10/01/21	1,001,101
3,000,000	Bank of America Corp	2.738	01/23/22	3,017,344
3,000,000	Bank of America Corp	3.499	05/17/22	3,059,420
350,000	Bank of America Corp	2.503	10/21/22	352,579
2,225,000	Bank of America Corp	3.300	01/11/23	2,300,238
1,150,000	Bank of America Corp	3.124	01/20/23	1,172,997
775,000	Bank of America Corp	2.881	04/24/23	786,668
1,200,000	Bank of America Corp	2.816	07/21/23	1,216,658
4,718,000	Bank of America Corp	3.004	12/20/23	4,818,541
3,500,000	Bank of America Corp	4.125	01/22/24	3,770,484
1,750,000	Bank of America Corp	3.550	03/05/24	1,819,926
1,500,000	Bank of America Corp	3.864	07/23/24	1,579,797
1,475,000	Bank of America Corp	4.200	08/26/24	1,582,139
10,300,000	Bank of America Corp	3.458	03/15/25	10,746,793
3,550,000	Bank of America Corp	3.950	04/21/25	3,766,629
3,000,000	Bank of America Corp	3.093	10/01/25	3,090,071
4,000,000	Bank of America Corp	3.366	01/23/26	4,170,141
7,800,000	Bank of America Corp	3.559	04/23/27	8,234,203
2,000,000	Bank of America Corp	3.593	07/21/28	2,114,416
5,690,000	Bank of America Corp	3.419	12/20/28	5,937,038
1,250,000	Bank of America Corp	3.970	03/05/29	1,361,090
1,400,000	Bank of America Corp	4.271	07/23/29	1,560,288
3,075,000	Bank of America Corp	3.974	02/07/30	3,366,370
1,675,000	Bank of America Corp	3.194	07/23/30	1,728,470
4,500,000	Bank of America Corp	4.078	04/23/40	5,020,883
1,500,000	Bank of America Corp	5.000	01/21/44	1,898,330
1,500,000	Bank of America Corp	4.443	01/20/48	1,789,669
3,000,000	Bank of America Corp	3.946	01/23/49	3,369,069
1,250,000	Bank of America Corp	4.330	03/15/50	1,476,832
550,000	Bank of America NA	3.335	01/25/23	564,544
1,000,000	Bank of Nova Scotia	2.150	07/14/20	1,001,295
1,500,000	Bank of Nova Scotia	2.350	10/21/20	1,504,764
500,000	Bank of Nova Scotia	2.500	01/08/21	502,904
200,000	Bank of Nova Scotia	4.375	01/13/21	205,816
47

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$300,000		Bank of Nova Scotia		2.450%	03/22/21	$302,110
2,000,000		Bank of Nova Scotia		3.125	04/20/21	2,032,861
1,000,000		Bank of Nova Scotia		1.875	04/26/21	999,823
250,000		Bank of Nova Scotia		2.800	07/21/21	253,455
500,000		Bank of Nova Scotia		2.700	03/07/22	508,746
925,000		Bank of Nova Scotia		2.450	09/19/22	938,363
375,000		Bank of Nova Scotia		2.375	01/18/23	378,280
1,000,000		Bank of Nova Scotia		3.400	02/11/24	1,043,990
1,550,000		Bank of Nova Scotia		4.500	12/16/25	1,686,210
1,000,000		Bank of Nova Scotia		2.700	08/03/26	1,014,426
1,500,000		Barclays Bank plc		2.650	01/11/21	1,504,185
200,000		Barclays Bank plc		4.375	09/11/24	206,656
2,000,000		Barclays plc		3.200	08/10/21	2,018,067
1,500,000		Barclays plc		3.684	01/10/23	1,525,507
1,500,000		Barclays plc		4.610	02/15/23	1,558,305
525,000		Barclays plc		4.338	05/16/24	548,455
1,425,000		Barclays plc		3.650	03/16/25	1,458,834
2,750,000		Barclays plc		3.932	05/07/25	2,841,078
975,000		Barclays plc		4.375	01/12/26	1,029,038
800,000		Barclays plc		5.200	05/12/26	849,825
700,000		Barclays plc		4.337	01/10/28	735,585
1,975,000		Barclays plc		4.836	05/09/28	2,063,930
1,500,000		Barclays plc		4.972	05/16/29	1,646,286
775,000		Barclays plc		5.250	08/17/45	875,493
275,000		Barclays plc		4.950	01/10/47	303,282
300,000		BB&T Corp		2.150	02/01/21	300,486
300,000		BB&T Corp		2.850	04/01/21	303,358
500,000		BB&T Corp		2.050	05/10/21	499,668
750,000		BB&T Corp		3.200	09/03/21	765,497
200,000		BB&T Corp		3.950	03/22/22	207,921
1,150,000		BB&T Corp		2.750	04/01/22	1,167,092
500,000		BB&T Corp		3.050	06/20/22	512,000
750,000		BB&T Corp		2.200	03/16/23	749,239
775,000		BB&T Corp		3.750	12/06/23	820,133
1,000,000		BB&T Corp		2.500	08/01/24	1,008,062
825,000		BB&T Corp		2.850	10/26/24	846,791
975,000		BB&T Corp		3.700	06/05/25	1,042,020
500,000		BB&T Corp		3.800	10/30/26	538,570
500,000		BB&T Corp		3.875	03/19/29	542,174
1,000,000		BBVA USA		2.500	08/27/24	991,335
1,300,000		BPCE S.A.		2.650	02/03/21	1,306,917
400,000		BPCE S.A.		2.750	12/02/21	404,289
1,025,000		BPCE S.A.		4.000	04/15/24	1,103,302
300,000		BPCE S.A.		3.375	12/02/26	313,326
1,100,000		Branch Banking & Trust Co		2.625	01/15/22	1,113,710
500,000		Branch Banking & Trust Co		3.625	09/16/25	531,519
750,000	i	Branch Banking & Trust Co	DGS5 + 1.150%	2.636	09/17/29	745,155
300,000		Canadian Imperial Bank of Commerce		2.100	10/05/20	300,356
1,100,000		Canadian Imperial Bank of Commerce		2.700	02/02/21	1,110,435
500,000		Canadian Imperial Bank of Commerce		2.550	06/16/22	508,214
1,000,000		Canadian Imperial Bank of Commerce		2.606	07/22/23	1,005,801
500,000		Canadian Imperial Bank of Commerce		3.500	09/13/23	526,113
750,000		Canadian Imperial Bank of Commerce		3.100	04/02/24	772,996
48

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$900,000		Capital One Bank USA NA		2.950%	07/23/21	$911,736
750,000		Capital One Bank USA NA		2.650	08/08/22	758,639
275,000		Capital One Bank USA NA		3.375	02/15/23	283,404
1,250,000		Capital One NA		2.250	09/13/21	1,251,145
475,000		Capital One NA		2.150	09/06/22	474,597
1,000,000		CitiBank NA		2.125	10/20/20	1,000,913
3,000,000		CitiBank NA		2.850	02/12/21	3,034,311
500,000		CitiBank NA		3.400	07/23/21	512,137
1,000,000		CitiBank NA		3.165	02/19/22	1,013,447
3,000,000		CitiBank NA		2.844	05/20/22	3,030,750
2,000,000		CitiBank NA		3.650	01/23/24	2,118,621
4,250,000		Citigroup, Inc		2.700	03/30/21	4,291,209
1,250,000		Citigroup, Inc		2.350	08/02/21	1,255,727
100,000		Citigroup, Inc		2.900	12/08/21	101,507
3,000,000		Citigroup, Inc		4.500	01/14/22	3,154,521
500,000		Citigroup, Inc		2.700	10/27/22	507,164
800,000		Citigroup, Inc		3.142	01/24/23	814,826
4,600,000		Citigroup, Inc		3.500	05/15/23	4,767,046
1,400,000	i	Citigroup, Inc	LIBOR 3 M + 0.950%	2.876	07/24/23	1,419,045
1,500,000		Citigroup, Inc		4.044	06/01/24	1,584,349
500,000		Citigroup, Inc		4.000	08/05/24	530,446
8,500,000		Citigroup, Inc		3.352	04/24/25	8,815,213
1,000,000		Citigroup, Inc		3.700	01/12/26	1,060,383
750,000		Citigroup, Inc		4.600	03/09/26	818,442
1,000,000		Citigroup, Inc		3.400	05/01/26	1,045,323
1,100,000		Citigroup, Inc		4.300	11/20/26	1,183,623
1,500,000		Citigroup, Inc		4.450	09/29/27	1,636,560
500,000		Citigroup, Inc		3.887	01/10/28	535,068
1,000,000		Citigroup, Inc		3.668	07/24/28	1,058,427
2,025,000		Citigroup, Inc		4.125	07/25/28	2,180,148
3,000,000		Citigroup, Inc		3.520	10/27/28	3,142,653
4,000,000		Citigroup, Inc		4.075	04/23/29	4,367,703
1,750,000		Citigroup, Inc		3.980	03/20/30	1,907,840
175,000		Citigroup, Inc		6.625	06/15/32	229,561
750,000		Citigroup, Inc		3.878	01/24/39	820,028
325,000		Citigroup, Inc		8.125	07/15/39	530,928
350,000		Citigroup, Inc		5.875	01/30/42	477,330
400,000		Citigroup, Inc		6.675	09/13/43	580,208
125,000		Citigroup, Inc		5.300	05/06/44	155,429
675,000		Citigroup, Inc		4.650	07/30/45	813,226
3,075,000		Citigroup, Inc		4.750	05/18/46	3,583,564
4,475,000		Citigroup, Inc		4.650	07/23/48	5,476,739
300,000		Citizens Bank NA		2.250	10/30/20	300,637
150,000		Citizens Bank NA		2.550	05/13/21	151,025
925,000		Citizens Bank NA		3.250	02/14/22	947,533
350,000		Citizens Bank NA		2.650	05/26/22	354,221
500,000		Citizens Bank NA		3.700	03/29/23	524,214
250,000		Citizens Bank NA		3.750	02/18/26	267,435
100,000		Citizens Financial Group, Inc		2.375	07/28/21	100,253
850,000		Citizens Financial Group, Inc		4.300	12/03/25	908,984
500,000		Citizens Financial Group, Inc		2.850	07/27/26	505,036
500,000		Comerica Bank		2.500	07/23/24	504,723
49

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$200,000		Comerica Bank		4.000%	07/27/25	$215,494
625,000		Comerica, Inc		3.700	07/31/23	656,275
550,000		Comerica, Inc		4.000	02/01/29	605,397
500,000		Commonwealth Bank of Australia		2.400	11/02/20	502,482
800,000		Commonwealth Bank of Australia		2.550	03/15/21	805,809
500,000		Compass Bank		3.500	06/11/21	508,253
500,000		Compass Bank		2.875	06/29/22	506,762
500,000		Compass Bank		3.875	04/10/25	520,723
1,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		3.875	02/08/22	1,563,318
425,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		4.625	12/01/23	456,958
2,050,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		3.375	05/21/25	2,179,890
600,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		4.375	08/04/25	647,689
400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		5.750	12/01/43	532,634
1,100,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		5.250	08/04/45	1,387,159
500,000		Cooperatieve Rabobank UA		4.500	01/11/21	515,469
1,000,000		Cooperatieve Rabobank UA		2.500	01/19/21	1,005,733
1,000,000		Cooperatieve Rabobank UA		3.125	04/26/21	1,017,157
925,000		Cooperatieve Rabobank UA		2.750	01/10/22	939,304
575,000		Cooperatieve Rabobank UA		3.950	11/09/22	598,907
1,900,000		Cooperatieve Rabobank UA		2.750	01/10/23	1,937,205
2,700,000		Cooperatieve Rabobank UA		3.750	07/21/26	2,801,446
550,000		Cooperatieve Rabobank UA		5.250	05/24/41	755,510
300,000		Discover Bank		3.200	08/09/21	304,560
1,300,000		Discover Bank		3.350	02/06/23	1,340,146
1,350,000		Discover Bank		4.200	08/08/23	1,435,091
1,000,000		Discover Bank		2.450	09/12/24	997,287
200,000		Discover Bank		4.250	03/13/26	215,129
1,125,000		Discover Bank		3.450	07/27/26	1,160,250
300,000	i	Discover Bank	USD SWAP SEMI 30/360 5 Y + 1.730%	4.682	08/09/28	313,648
350,000		Discover Bank		4.650	09/13/28	389,903
400,000		Fifth Third Bancorp		2.875	07/27/20	402,487
200,000		Fifth Third Bancorp		3.500	03/15/22	206,253
750,000		Fifth Third Bancorp		2.600	06/15/22	758,054
450,000		Fifth Third Bancorp		4.300	01/16/24	482,726
675,000		Fifth Third Bancorp		3.650	01/25/24	711,599
500,000		Fifth Third Bancorp		3.950	03/14/28	547,389
140,000		Fifth Third Bancorp		8.250	03/01/38	216,061
500,000		Fifth Third Bank		2.200	10/30/20	500,922
300,000		Fifth Third Bank		2.250	06/14/21	300,951
650,000		Fifth Third Bank		3.350	07/26/21	663,217
200,000		Fifth Third Bank		2.875	10/01/21	202,530
300,000		Fifth Third Bank		3.950	07/28/25	326,378
2,400,000		Fifth Third Bank		3.850	03/15/26	2,559,297
200,000		First Horizon National Corp		3.500	12/15/20	202,201
2,200,000		First Republic Bank		2.500	06/06/22	2,211,055
175,000		First Republic Bank		4.375	08/01/46	194,499
50

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$750,000	HSBC Bank USA NA	4.875%	08/24/20	$768,306
266,000	HSBC Bank USA NA	5.875	11/01/34	341,846
33,000	HSBC Bank USA NA	7.000	01/15/39	47,817
1,400,000	HSBC Holdings plc	3.400	03/08/21	1,421,420
725,000	HSBC Holdings plc	2.950	05/25/21	732,444
1,375,000	HSBC Holdings plc	2.650	01/05/22	1,384,867
450,000	HSBC Holdings plc	4.875	01/14/22	476,494
650,000	HSBC Holdings plc	4.000	03/30/22	678,237
3,625,000	HSBC Holdings plc	3.262	03/13/23	3,687,895
2,275,000	HSBC Holdings plc	3.600	05/25/23	2,365,520
600,000	HSBC Holdings plc	3.033	11/22/23	608,889
2,625,000	HSBC Holdings plc	4.250	03/14/24	2,764,537
2,325,000	HSBC Holdings plc	3.950	05/18/24	2,432,176
2,500,000	HSBC Holdings plc	3.803	03/11/25	2,604,406
450,000	HSBC Holdings plc	4.250	08/18/25	475,583
1,875,000	HSBC Holdings plc	4.300	03/08/26	2,030,401
2,475,000	HSBC Holdings plc	3.900	05/25/26	2,624,799
1,100,000	HSBC Holdings plc	4.292	09/12/26	1,180,826
450,000	HSBC Holdings plc	4.375	11/23/26	482,566
3,925,000	HSBC Holdings plc	4.041	03/13/28	4,166,144
2,775,000	HSBC Holdings plc	4.583	06/19/29	3,078,470
4,000,000	HSBC Holdings plc	3.973	05/22/30	4,271,805
300,000	HSBC Holdings plc	6.500	05/02/36	399,183
2,700,000	HSBC Holdings plc	6.500	09/15/37	3,635,635
200,000	HSBC Holdings plc	6.800	06/01/38	279,150
550,000	HSBC Holdings plc	6.100	01/14/42	785,026
1,175,000	HSBC Holdings plc	5.250	03/14/44	1,455,126
750,000	HSBC USA, Inc	2.750	08/07/20	754,331
1,250,000	HSBC USA, Inc	3.500	06/23/24	1,321,332
2,000,000	Huntington Bancshares, Inc	3.150	03/14/21	2,026,860
400,000	Huntington Bancshares, Inc	2.300	01/14/22	402,178
1,000,000	Huntington Bancshares, Inc	2.625	08/06/24	1,009,807
500,000	Huntington Bancshares, Inc	4.000	05/15/25	536,088
300,000	Huntington National Bank	3.250	05/14/21	305,054
300,000	Huntington National Bank	3.125	04/01/22	307,211
800,000	Huntington National Bank	3.550	10/06/23	839,994
250,000	Industrial & Commercial Bank of China Ltd	3.231	11/13/19	250,180
1,300,000	Industrial & Commercial Bank of China Ltd	2.905	11/13/20	1,305,124
300,000	Industrial & Commercial Bank of China Ltd	2.635	05/26/21	300,283
250,000	Industrial & Commercial Bank of China Ltd	2.452	10/20/21	249,364
4,750,000	Industrial & Commercial Bank of China Ltd	3.538	11/08/27	4,982,277
750,000	ING Groep NV	3.150	03/29/22	766,923
1,200,000	ING Groep NV	4.100	10/02/23	1,273,919
575,000	ING Groep NV	3.550	04/09/24	600,763
1,250,000	ING Groep NV	3.950	03/29/27	1,346,677
500,000	ING Groep NV	4.550	10/02/28	568,176
825,000	ING Groep NV	4.050	04/09/29	907,841
1,820,000	JPMorgan Chase & Co	4.250	10/15/20	1,861,106
2,000,000	JPMorgan Chase & Co	2.550	10/29/20	2,010,298
2,000,000	JPMorgan Chase & Co	2.550	03/01/21	2,012,939
1,000,000	JPMorgan Chase & Co	2.400	06/07/21	1,005,730
325,000	JPMorgan Chase & Co	2.295	08/15/21	325,862
51

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	JPMorgan Chase & Co	4.500%	01/24/22	$527,887
1,300,000	JPMorgan Chase & Co	3.514	06/18/22	1,330,485
800,000	JPMorgan Chase & Co	3.250	09/23/22	827,080
3,150,000	JPMorgan Chase & Co	2.972	01/15/23	3,205,957
3,075,000	JPMorgan Chase & Co	3.200	01/25/23	3,175,582
7,100,000	JPMorgan Chase & Co	3.207	04/01/23	7,268,879
500,000	JPMorgan Chase & Co	3.375	05/01/23	517,281
625,000	JPMorgan Chase & Co	2.700	05/18/23	635,720
475,000	JPMorgan Chase & Co	3.875	02/01/24	506,834
4,400,000	JPMorgan Chase & Co	3.559	04/23/24	4,589,798
1,525,000	JPMorgan Chase & Co	3.625	05/13/24	1,615,971
1,575,000	JPMorgan Chase & Co	3.797	07/23/24	1,662,270
2,675,000	JPMorgan Chase & Co	3.875	09/10/24	2,849,949
975,000	JPMorgan Chase & Co	4.023	12/05/24	1,040,058
625,000	JPMorgan Chase & Co	3.125	01/23/25	647,607
1,200,000	JPMorgan Chase & Co	3.220	03/01/25	1,243,001
2,125,000	JPMorgan Chase & Co	3.900	07/15/25	2,292,922
2,000,000	JPMorgan Chase & Co	2.301	10/15/25	1,993,641
3,125,000	JPMorgan Chase & Co	3.300	04/01/26	3,273,523
1,450,000	JPMorgan Chase & Co	3.200	06/15/26	1,506,927
1,000,000	JPMorgan Chase & Co	2.950	10/01/26	1,026,462
1,350,000	JPMorgan Chase & Co	4.125	12/15/26	1,474,688
2,450,000	JPMorgan Chase & Co	3.960	01/29/27	2,651,550
250,000	JPMorgan Chase & Co	4.250	10/01/27	274,795
325,000	JPMorgan Chase & Co	3.625	12/01/27	342,548
1,375,000	JPMorgan Chase & Co	3.782	02/01/28	1,472,900
425,000	JPMorgan Chase & Co	3.540	05/01/28	447,702
1,275,000	JPMorgan Chase & Co	3.509	01/23/29	1,347,659
4,600,000	JPMorgan Chase & Co	4.005	04/23/29	5,030,186
2,050,000	JPMorgan Chase & Co	4.203	07/23/29	2,277,656
1,750,000	JPMorgan Chase & Co	4.452	12/05/29	1,979,523
4,500,000	JPMorgan Chase & Co	3.702	05/06/30	4,827,111
1,150,000	JPMorgan Chase & Co	2.739	10/15/30	1,142,980
1,000,000	JPMorgan Chase & Co	3.882	07/24/38	1,098,127
958,000	JPMorgan Chase & Co	5.500	10/15/40	1,275,949
1,000,000	JPMorgan Chase & Co	5.625	08/16/43	1,319,022
1,800,000	JPMorgan Chase & Co	4.950	06/01/45	2,234,604
2,050,000	JPMorgan Chase & Co	4.260	02/22/48	2,393,051
1,000,000	JPMorgan Chase & Co	4.032	07/24/48	1,123,389
4,500,000	JPMorgan Chase & Co	3.964	11/15/48	5,030,553
1,750,000	JPMorgan Chase & Co	3.897	01/23/49	1,944,179
750,000	JPMorgan Chase & Co	6.000	N/A‡	801,427
500,000	KeyBank NA	2.500	11/22/21	503,134
500,000	KeyBank NA	3.300	02/01/22	514,259
300,000	KeyBank NA	3.180	05/22/22	307,852
300,000	KeyBank NA	2.400	06/09/22	302,506
625,000	KeyBank NA	2.300	09/14/22	628,187
750,000	KeyBank NA	3.375	03/07/23	779,841
750,000	KeyBank NA	3.300	06/01/25	788,268
300,000	KeyBank NA	3.400	05/20/26	312,762
250,000	KeyBank NA	3.900	04/13/29	271,291
1,200,000	KeyCorp	2.900	09/15/20	1,208,987
200,000	KeyCorp	4.150	10/29/25	218,887
52

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	KeyCorp	4.100%	04/30/28	$551,336
1,000,000	KeyCorp	2.550	10/01/29	976,396
800,000	Lloyds Bank plc	2.700	08/17/20	805,654
1,000,000	Lloyds Bank plc	3.300	05/07/21	1,017,227
1,000,000	Lloyds Bank plc	2.250	08/14/22	998,969
575,000	Lloyds Banking Group plc	3.000	01/11/22	580,912
1,000,000	Lloyds Banking Group plc	2.858	03/17/23	1,003,226
1,175,000	Lloyds Banking Group plc	4.050	08/16/23	1,234,777
1,175,000	Lloyds Banking Group plc	2.907	11/07/23	1,177,330
1,800,000	Lloyds Banking Group plc	3.900	03/12/24	1,883,761
2,750,000	Lloyds Banking Group plc	4.500	11/04/24	2,871,233
1,375,000	Lloyds Banking Group plc	4.450	05/08/25	1,479,990
325,000	Lloyds Banking Group plc	4.582	12/10/25	341,374
225,000	Lloyds Banking Group plc	4.650	03/24/26	237,666
500,000	Lloyds Banking Group plc	3.750	01/11/27	518,643
2,700,000	Lloyds Banking Group plc	4.375	03/22/28	2,932,478
700,000	Lloyds Banking Group plc	4.550	08/16/28	770,350
1,825,000	Lloyds Banking Group plc	3.574	11/07/28	1,861,870
750,000	Lloyds Banking Group plc	4.344	01/09/48	768,491
300,000	M&T Bank Corp	3.550	07/26/23	314,810
250,000	Manufacturers & Traders Trust Co	2.050	08/17/20	250,151
500,000	Manufacturers & Traders Trust Co	2.625	01/25/21	503,575
500,000	Manufacturers & Traders Trust Co	2.500	05/18/22	504,677
1,100,000	Manufacturers & Traders Trust Co	2.900	02/06/25	1,136,165
1,222,000	Mitsubishi UFJ Financial Group, Inc	2.950	03/01/21	1,233,715
1,300,000	Mitsubishi UFJ Financial Group, Inc	3.535	07/26/21	1,329,172
500,000	Mitsubishi UFJ Financial Group, Inc	2.190	09/13/21	499,280
400,000	Mitsubishi UFJ Financial Group, Inc	2.998	02/22/22	406,968
1,375,000	Mitsubishi UFJ Financial Group, Inc	3.218	03/07/22	1,406,802
1,000,000	Mitsubishi UFJ Financial Group, Inc	2.623	07/18/22	1,008,035
975,000	Mitsubishi UFJ Financial Group, Inc	2.665	07/25/22	984,322
1,925,000	Mitsubishi UFJ Financial Group, Inc	3.455	03/02/23	1,992,404
1,175,000	Mitsubishi UFJ Financial Group, Inc	3.761	07/26/23	1,234,010
900,000	Mitsubishi UFJ Financial Group, Inc	3.407	03/07/24	936,454
1,000,000	Mitsubishi UFJ Financial Group, Inc	2.801	07/18/24	1,017,302
1,625,000	Mitsubishi UFJ Financial Group, Inc	3.777	03/02/25	1,735,625
2,075,000	Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	2,227,105
225,000	Mitsubishi UFJ Financial Group, Inc	2.757	09/13/26	227,759
650,000	Mitsubishi UFJ Financial Group, Inc	3.677	02/22/27	697,291
700,000	Mitsubishi UFJ Financial Group, Inc	3.287	07/25/27	731,988
1,000,000	Mitsubishi UFJ Financial Group, Inc	3.961	03/02/28	1,098,523
300,000	Mitsubishi UFJ Financial Group, Inc	4.050	09/11/28	332,542
1,250,000	Mitsubishi UFJ Financial Group, Inc	3.741	03/07/29	1,356,975
1,000,000	Mitsubishi UFJ Financial Group, Inc	3.195	07/18/29	1,035,268
300,000	Mitsubishi UFJ Financial Group, Inc	4.286	07/26/38	346,983
500,000	Mitsubishi UFJ Financial Group, Inc	4.153	03/07/39	570,072
425,000	Mitsubishi UFJ Financial Group, Inc	3.751	07/18/39	457,866
700,000	Mizuho Financial Group, Inc	2.953	02/28/22	710,011
2,000,000	Mizuho Financial Group, Inc	2.601	09/11/22	2,015,465
700,000	Mizuho Financial Group, Inc	3.549	03/05/23	727,941
750,000	Mizuho Financial Group, Inc	2.721	07/16/23	756,223
750,000	Mizuho Financial Group, Inc	3.922	09/11/24	788,921
53

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$750,000	Mizuho Financial Group, Inc	2.839%	07/16/25	$758,152
500,000	Mizuho Financial Group, Inc	2.555	09/13/25	498,684
950,000	Mizuho Financial Group, Inc	2.839	09/13/26	961,846
200,000	Mizuho Financial Group, Inc	3.663	02/28/27	214,324
600,000	Mizuho Financial Group, Inc	3.170	09/11/27	622,628
725,000	Mizuho Financial Group, Inc	4.018	03/05/28	798,845
625,000	Mizuho Financial Group, Inc	4.254	09/11/29	698,881
1,000,000	Mizuho Financial Group, Inc	3.153	07/16/30	1,024,587
500,000	Mizuho Financial Group, Inc	2.869	09/13/30	498,241
225,000	MUFG Americas Holdings Corp	3.500	06/18/22	231,888
160,000	MUFG Americas Holdings Corp	3.000	02/10/25	163,430
1,000,000	MUFG Union Bank NA	3.150	04/01/22	1,024,647
350,000	National Australia Bank Ltd	2.625	07/23/20	351,758
300,000	National Australia Bank Ltd	2.500	01/12/21	301,709
300,000	National Australia Bank Ltd	2.625	01/14/21	302,018
500,000	National Australia Bank Ltd	1.875	07/12/21	498,514
1,000,000	National Australia Bank Ltd	3.375	09/20/21	1,024,272
500,000	National Australia Bank Ltd	3.700	11/04/21	516,945
925,000	National Australia Bank Ltd	2.800	01/10/22	941,911
450,000	National Australia Bank Ltd	2.500	05/22/22	455,559
625,000	National Australia Bank Ltd	3.000	01/20/23	640,981
500,000	National Australia Bank Ltd	2.875	04/12/23	512,145
1,300,000	National Australia Bank Ltd	3.625	06/20/23	1,368,815
300,000	National Australia Bank Ltd	3.375	01/14/26	318,005
750,000	National Australia Bank Ltd	2.500	07/12/26	756,810
900,000	National Bank of Canada	2.200	11/02/20	902,142
350,000	Northern Trust Corp	2.375	08/02/22	353,736
625,000	Northern Trust Corp	3.950	10/30/25	680,097
500,000	Northern Trust Corp	3.650	08/03/28	548,529
500,000	Northern Trust Corp	3.150	05/03/29	528,558
100,000	Northern Trust Corp	3.375	05/08/32	102,648
300,000	People’s United Bank NA	4.000	07/15/24	314,044
100,000	People’s United Financial, Inc	3.650	12/06/22	103,131
300,000	PNC Bank NA	2.600	07/21/20	301,172
550,000	PNC Bank NA	2.450	11/05/20	552,459
500,000	PNC Bank NA	2.500	01/22/21	503,088
500,000	PNC Bank NA	2.150	04/29/21	500,791
850,000	PNC Bank NA	2.550	12/09/21	858,284
1,075,000	PNC Bank NA	2.625	02/17/22	1,089,894
1,500,000	PNC Bank NA	2.232	07/22/22	1,501,455
1,750,000	PNC Bank NA	2.450	07/28/22	1,768,264
1,025,000	PNC Bank NA	2.700	11/01/22	1,039,887
750,000	PNC Bank NA	2.950	01/30/23	766,376
1,375,000	PNC Bank NA	3.500	06/08/23	1,445,180
250,000	PNC Bank NA	3.800	07/25/23	263,467
600,000	PNC Bank NA	2.950	02/23/25	620,351
550,000	PNC Bank NA	3.250	06/01/25	575,988
500,000	PNC Bank NA	3.100	10/25/27	526,579
500,000	PNC Bank NA	3.250	01/22/28	530,298
903,000	PNC Bank NA	4.050	07/26/28	995,132
50,000	PNC Financial Services Group, Inc	4.375	08/11/20	51,028
500,000	PNC Financial Services Group, Inc	3.500	01/23/24	528,279
300,000	PNC Financial Services Group, Inc	3.900	04/29/24	321,093
54

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000	PNC Financial Services Group, Inc	2.600%	07/23/26	$1,518,699
300,000	PNC Financial Services Group, Inc	3.150	05/19/27	316,166
1,575,000	PNC Financial Services Group, Inc	3.450	04/23/29	1,681,784
150,000	PNC Financial Services Group, Inc (Step Bond)	2.854	11/09/22	152,933
425,000	PNC Funding Corp	3.300	03/08/22	438,577
500,000	Regions Bank	2.750	04/01/21	503,269
250,000	Regions Bank	3.374	08/13/21	252,181
1,350,000	Regions Financial Corp	3.200	02/08/21	1,366,626
850,000	Regions Financial Corp	2.750	08/14/22	863,046
2,075,000	Regions Financial Corp	3.800	08/14/23	2,188,941
750,000	Royal Bank of Canada	1.875	02/05/20	749,220
500,000	Royal Bank of Canada	2.100	10/14/20	500,318
500,000	Royal Bank of Canada	2.150	10/26/20	500,878
500,000	Royal Bank of Canada	2.350	10/30/20	502,113
750,000	Royal Bank of Canada	2.300	03/22/21	753,811
2,675,000	Royal Bank of Canada	3.200	04/30/21	2,725,234
1,600,000	Royal Bank of Canada	2.750	02/01/22	1,628,828
1,000,000	Royal Bank of Canada	2.800	04/29/22	1,018,660
850,000	Royal Bank of Canada	3.700	10/05/23	899,262
1,000,000	Royal Bank of Canada	2.550	07/16/24	1,013,722
1,000,000	Royal Bank of Canada	4.650	01/27/26	1,104,637
550,000	Royal Bank of Scotland Group plc	6.125	12/15/22	595,118
4,000,000	Royal Bank of Scotland Group plc	3.498	05/15/23	4,053,375
275,000	Royal Bank of Scotland Group plc	6.100	06/10/23	299,529
1,275,000	Royal Bank of Scotland Group plc	3.875	09/12/23	1,315,801
175,000	Royal Bank of Scotland Group plc	6.000	12/19/23	192,381
175,000	Royal Bank of Scotland Group plc	5.125	05/28/24	186,553
700,000	Royal Bank of Scotland Group plc	4.519	06/25/24	736,206
750,000	Royal Bank of Scotland Group plc	4.269	03/22/25	784,388
750,000	Royal Bank of Scotland Group plc	4.800	04/05/26	820,074
1,000,000	Royal Bank of Scotland Group plc	4.892	05/18/29	1,100,227
3,000,000	Royal Bank of Scotland Group plc	5.076	01/27/30	3,358,014
1,500,000	Royal Bank of Scotland Group plc	4.445	05/08/30	1,606,558
250,000	Santander Holdings USA, Inc	2.650	04/17/20	250,474
550,000	Santander Holdings USA, Inc	4.450	12/03/21	574,434
1,300,000	Santander Holdings USA, Inc	3.700	03/28/22	1,332,697
1,200,000	Santander Holdings USA, Inc	3.400	01/18/23	1,228,044
375,000	Santander Holdings USA, Inc	3.500	06/07/24	384,756
775,000	Santander Holdings USA, Inc	4.500	07/17/25	831,527
650,000	Santander Holdings USA, Inc	4.400	07/13/27	695,402
600,000	Santander UK Group Holdings plc	2.875	10/16/20	601,904
200,000	Santander UK Group Holdings plc	3.125	01/08/21	201,349
1,775,000	Santander UK Group Holdings plc	3.571	01/10/23	1,800,420
775,000	Santander UK Group Holdings plc	3.373	01/05/24	787,260
725,000	Santander UK Group Holdings plc	4.796	11/15/24	776,719
500,000	Santander UK Group Holdings plc	3.823	11/03/28	514,811
1,200,000	Santander UK plc	2.125	11/03/20	1,199,338
200,000	Santander UK plc	2.500	01/05/21	200,248
750,000	Santander UK plc	3.400	06/01/21	762,987
400,000	Santander UK plc	3.750	11/15/21	412,938
775,000	Santander UK plc	4.000	03/13/24	822,232
1,000,000	Santander UK plc	2.875	06/18/24	1,015,286
55

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$350,000	Shinhan Bank Co Ltd	3.875%	12/07/26	$357,362
500,000	Skandinaviska Enskilda Banken AB	2.625	03/15/21	503,619
400,000	Skandinaviska Enskilda Banken AB	1.875	09/13/21	398,260
900,000	Skandinaviska Enskilda Banken AB	2.800	03/11/22	912,027
500,000	Sumitomo Mitsui Banking Corp	2.650	07/23/20	502,107
300,000	Sumitomo Mitsui Banking Corp	2.450	10/20/20	301,329
500,000	Sumitomo Mitsui Banking Corp	3.200	07/18/22	513,279
800,000	Sumitomo Mitsui Banking Corp	3.000	01/18/23	819,410
300,000	Sumitomo Mitsui Banking Corp	3.950	01/10/24	320,375
500,000	Sumitomo Mitsui Banking Corp	3.400	07/11/24	525,576
250,000	Sumitomo Mitsui Banking Corp	3.650	07/23/25	267,090
500,000	Sumitomo Mitsui Financial Group, Inc	2.934	03/09/21	504,465
1,250,000	Sumitomo Mitsui Financial Group, Inc	2.058	07/14/21	1,246,217
425,000	Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	427,162
925,000	Sumitomo Mitsui Financial Group, Inc	2.846	01/11/22	937,654
925,000	Sumitomo Mitsui Financial Group, Inc	2.784	07/12/22	938,770
1,650,000	Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	1,674,131
1,725,000	Sumitomo Mitsui Financial Group, Inc	3.102	01/17/23	1,768,888
900,000	Sumitomo Mitsui Financial Group, Inc	3.748	07/19/23	946,260
1,300,000	Sumitomo Mitsui Financial Group, Inc	3.936	10/16/23	1,381,589
1,000,000	Sumitomo Mitsui Financial Group, Inc	2.696	07/16/24	1,011,358
1,000,000	Sumitomo Mitsui Financial Group, Inc	2.448	09/27/24	999,342
1,300,000	Sumitomo Mitsui Financial Group, Inc	3.784	03/09/26	1,394,927
900,000	Sumitomo Mitsui Financial Group, Inc	2.632	07/14/26	903,819
700,000	Sumitomo Mitsui Financial Group, Inc	3.010	10/19/26	719,433
725,000	Sumitomo Mitsui Financial Group, Inc	3.446	01/11/27	766,657
775,000	Sumitomo Mitsui Financial Group, Inc	3.364	07/12/27	815,154
500,000	Sumitomo Mitsui Financial Group, Inc	3.352	10/18/27	526,232
675,000	Sumitomo Mitsui Financial Group, Inc	3.544	01/17/28	720,401
750,000	Sumitomo Mitsui Financial Group, Inc	3.944	07/19/28	824,989
500,000	Sumitomo Mitsui Financial Group, Inc	4.306	10/16/28	567,093
1,500,000	Sumitomo Mitsui Financial Group, Inc	3.040	07/16/29	1,534,041
500,000	Sumitomo Mitsui Financial Group, Inc	3.202	09/17/29	506,813
1,000,000	Sumitomo Mitsui Financial Group, Inc	2.724	09/27/29	995,289
800,000	SunTrust Bank	2.900	03/03/21	808,319
300,000	SunTrust Bank	3.525	10/26/21	304,210
225,000	SunTrust Bank	2.700	01/27/22	227,519
750,000	SunTrust Bank	2.800	05/17/22	763,987
1,450,000	SunTrust Bank	2.450	08/01/22	1,465,655
300,000	SunTrust Bank	3.502	08/02/22	306,625
500,000	SunTrust Bank	3.000	02/02/23	512,485
1,000,000	SunTrust Bank	3.200	04/01/24	1,039,685
500,000	SunTrust Bank	3.689	08/02/24	524,200
900,000	SunTrust Bank	4.000	05/01/25	972,916
200,000	SunTrust Bank	4.050	11/03/25	218,583
375,000	SunTrust Bank	3.300	05/15/26	389,177
50,000	SVB Financial Group	5.375	09/15/20	51,493
1,350,000	Svenska Handelsbanken AB	1.950	09/08/20	1,349,252
750,000	Svenska Handelsbanken AB	2.450	03/30/21	753,882
750,000	Svenska Handelsbanken AB	3.350	05/24/21	765,075
1,000,000	Svenska Handelsbanken AB	1.875	09/07/21	995,792
889,000	Svenska Handelsbanken AB	3.900	11/20/23	950,066
1,250,000	Synchrony Bank	3.650	05/24/21	1,273,976
56

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$475,000		Synchrony Bank		3.000%	06/15/22	$481,544
300,000		Synovus Financial Corp		3.125	11/01/22	301,710
200,000		Toronto-Dominion Bank		1.850	09/11/20	199,840
350,000		Toronto-Dominion Bank		3.150	09/17/20	353,922
300,000		Toronto-Dominion Bank		2.500	12/14/20	302,008
1,000,000		Toronto-Dominion Bank		2.550	01/25/21	1,007,543
900,000		Toronto-Dominion Bank		2.125	04/07/21	902,258
1,525,000		Toronto-Dominion Bank		3.250	06/11/21	1,557,009
2,000,000		Toronto-Dominion Bank		1.800	07/13/21	1,994,347
500,000		Toronto-Dominion Bank		3.500	07/19/23	527,308
1,525,000		Toronto-Dominion Bank		3.250	03/11/24	1,595,042
1,250,000		Toronto-Dominion Bank		2.650	06/12/24	1,274,892
1,000,000	i	Toronto-Dominion Bank	USD SWAP SEMI 30/360 5 Y + 2.205%	3.625	09/15/31	1,033,023
4,075,000		US Bancorp		2.625	01/24/22	4,126,279
250,000		US Bancorp		3.000	03/15/22	256,090
450,000		US Bancorp		2.950	07/15/22	460,680
125,000		US Bancorp		3.700	01/30/24	133,280
1,225,000		US Bancorp		3.375	02/05/24	1,289,399
225,000		US Bancorp		3.600	09/11/24	239,449
125,000		US Bancorp		3.950	11/17/25	137,460
750,000		US Bancorp		3.100	04/27/26	779,050
700,000		US Bancorp		2.375	07/22/26	706,729
1,175,000		US Bancorp		3.150	04/27/27	1,244,032
750,000		US Bancorp		3.900	04/26/28	841,782
250,000		US Bank NA		3.050	07/24/20	251,915
500,000		US Bank NA		2.050	10/23/20	500,674
1,000,000		US Bank NA		3.150	04/26/21	1,016,331
325,000		US Bank NA		3.450	11/16/21	334,435
1,400,000		US Bank NA		2.850	01/23/23	1,432,749
1,250,000		US Bank NA		3.400	07/24/23	1,310,105
750,000		US Bank NA		2.800	01/27/25	773,371
125,000		Wachovia Corp		5.500	08/01/35	155,134
200,000		Webster Financial Corp		4.100	03/25/29	213,637
3,000,000		Wells Fargo Bank NA		2.600	01/15/21	3,021,244
700,000		Wells Fargo Bank NA		3.325	07/23/21	706,351
1,300,000		Wells Fargo Bank NA		3.625	10/22/21	1,337,554
2,000,000		Wells Fargo Bank NA		2.897	05/27/22	2,022,457
1,000,000		Wells Fargo Bank NA		2.082	09/09/22	997,616
2,400,000		Wells Fargo Bank NA		3.550	08/14/23	2,521,681
250,000		Wells Fargo Bank NA		6.600	01/15/38	356,771
1,600,000		Western Union Co		3.600	03/15/22	1,642,986
200,000		Western Union Co		4.250	06/09/23	210,248
500,000		Westpac Banking Corp		3.050	05/15/20	503,233
2,300,000		Westpac Banking Corp		2.300	05/26/20	2,304,200
500,000		Westpac Banking Corp		2.650	01/25/21	503,807
500,000		Westpac Banking Corp		2.100	05/13/21	500,278
575,000		Westpac Banking Corp		2.000	08/19/21	574,334
650,000		Westpac Banking Corp		2.800	01/11/22	661,207
925,000		Westpac Banking Corp		2.500	06/28/22	936,941
300,000		Westpac Banking Corp		2.750	01/11/23	306,130
1,150,000		Westpac Banking Corp		3.650	05/15/23	1,210,709
57

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$750,000		Westpac Banking Corp		3.300%	02/26/24	$785,607
1,000,000		Westpac Banking Corp		2.850	05/13/26	1,035,463
675,000		Westpac Banking Corp		2.700	08/19/26	690,902
850,000		Westpac Banking Corp		3.350	03/08/27	909,591
725,000		Westpac Banking Corp		3.400	01/25/28	785,307
950,000	i	Westpac Banking Corp	USD ICE SWAP RATE 11:00 NY 5 + 2.236%	4.322	11/23/31	1,004,469
600,000	i	Westpac Banking Corp	DGS5 + 2.000%	4.110	07/24/34	625,571
500,000		Westpac Banking Corp		4.421	07/24/39	549,471
800,000		Zions Bancorp NA		3.350	03/04/22	818,970
		TOTAL BANKS				660,687,175

CAPITAL GOODS - 1.1%
500,000		ABB Finance USA, Inc		2.875	05/08/22	510,974
300,000		ABB Finance USA, Inc		3.375	04/03/23	312,851
300,000		ABB Finance USA, Inc		3.800	04/03/28	331,397
650,000		ABB Finance USA, Inc		4.375	05/08/42	788,402
100,000		Agilent Technologies, Inc		3.200	10/01/22	102,343
400,000		Agilent Technologies, Inc		3.875	07/15/23	420,409
200,000		Agilent Technologies, Inc		3.050	09/22/26	204,288
500,000		Agilent Technologies, Inc		2.750	09/15/29	494,620
200,000		Air Lease Corp		2.500	03/01/21	200,584
200,000		Air Lease Corp		3.875	04/01/21	204,263
200,000		Air Lease Corp		3.375	06/01/21	203,155
625,000		Air Lease Corp		3.500	01/15/22	641,039
500,000		Air Lease Corp		3.750	02/01/22	513,958
400,000		Air Lease Corp		2.625	07/01/22	402,280
575,000		Air Lease Corp		2.250	01/15/23	570,531
200,000		Air Lease Corp		2.750	01/15/23	202,118
750,000		Air Lease Corp		3.875	07/03/23	781,988
1,150,000		Air Lease Corp		3.000	09/15/23	1,167,781
300,000		Air Lease Corp		4.250	02/01/24	317,826
300,000		Air Lease Corp		3.250	03/01/25	305,148
1,000,000		Air Lease Corp		3.750	06/01/26	1,041,031
500,000		Air Lease Corp		3.625	04/01/27	516,631
200,000		Air Lease Corp		3.625	12/01/27	206,238
300,000		Air Lease Corp		4.625	10/01/28	330,554
500,000		Air Lease Corp		3.250	10/01/29	491,890
500,000		Aircastle Ltd		5.125	03/15/21	518,225
200,000		Aircastle Ltd		4.400	09/25/23	210,224
1,000,000		Aircastle Ltd		4.125	05/01/24	1,039,138
500,000		Aircastle Ltd		4.250	06/15/26	512,167
250,000		Applied Materials, Inc		2.625	10/01/20	251,437
400,000		Applied Materials, Inc		4.300	06/15/21	415,867
250,000		Applied Materials, Inc		3.900	10/01/25	272,295
1,575,000		Applied Materials, Inc		3.300	04/01/27	1,676,240
250,000		Applied Materials, Inc		5.100	10/01/35	317,000
100,000		Applied Materials, Inc		5.850	06/15/41	137,570
800,000		Applied Materials, Inc		4.350	04/01/47	976,881
200,000		Arrow Electronics, Inc		3.500	04/01/22	204,110
425,000		Arrow Electronics, Inc		3.250	09/08/24	432,047
200,000		Arrow Electronics, Inc		4.000	04/01/25	208,494
425,000		Arrow Electronics, Inc		3.875	01/12/28	435,760
58

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Avnet, Inc	3.750%	12/01/21	$204,113
300,000	Avnet, Inc	4.875	12/01/22	319,303
200,000	Avnet, Inc	4.625	04/15/26	215,259
100,000	Carlisle Cos, Inc	3.750	11/15/22	102,982
200,000	Carlisle Cos, Inc	3.500	12/01/24	207,631
500,000	Carlisle Cos, Inc	3.750	12/01/27	521,839
1,300,000	Caterpillar Financial Services Corp	1.850	09/04/20	1,298,113
300,000	Caterpillar Financial Services Corp	3.350	12/07/20	304,271
300,000	Caterpillar Financial Services Corp	2.900	03/15/21	303,906
1,950,000	Caterpillar Financial Services Corp	2.950	02/26/22	1,995,999
500,000	Caterpillar Financial Services Corp	2.400	06/06/22	505,623
1,000,000	Caterpillar Financial Services Corp	1.900	09/06/22	998,720
300,000	Caterpillar Financial Services Corp	3.450	05/15/23	314,667
500,000	Caterpillar Financial Services Corp	3.650	12/07/23	530,686
1,000,000	Caterpillar Financial Services Corp	2.850	05/17/24	1,028,746
500,000	Caterpillar Financial Services Corp	2.400	08/09/26	508,096
2,775,000	Caterpillar, Inc	3.400	05/15/24	2,933,584
500,000	Caterpillar, Inc	2.600	09/19/29	505,170
225,000	Caterpillar, Inc	5.200	05/27/41	296,750
2,363,000	Caterpillar, Inc	3.803	08/15/42	2,659,780
300,000	Caterpillar, Inc	4.300	05/15/44	359,925
750,000	Caterpillar, Inc	3.250	09/19/49	780,362
1,300,000	CNH Industrial Capital LLC	3.875	10/15/21	1,333,696
300,000	CNH Industrial Capital LLC	4.200	01/15/24	316,591
200,000	Crane Co	4.200	03/15/48	209,867
300,000	CRH America, Inc	5.750	01/15/21	312,285
200,000	Cummins, Inc	3.650	10/01/23	211,779
200,000	Cummins, Inc	4.875	10/01/43	255,788
300,000	Danaher Corp	2.400	09/15/20	300,437
200,000	Danaher Corp	3.350	09/15/25	212,470
200,000	Danaher Corp	4.375	09/15/45	232,569
350,000	Deere & Co	2.600	06/08/22	356,444
218,000	Deere & Co	5.375	10/16/29	272,836
1,025,000	Deere & Co	3.900	06/09/42	1,181,814
500,000	Deere & Co	2.875	09/07/49	488,214
825,000	Dover Corp	3.150	11/15/25	838,505
100,000	Dover Corp	5.375	03/01/41	125,090
1,450,000	Eaton Corp	2.750	11/02/22	1,475,493
200,000	Eaton Corp	3.103	09/15/27	208,205
150,000	Eaton Corp	4.000	11/02/32	171,967
925,000	Eaton Corp	4.150	11/02/42	1,023,755
200,000	Eaton Corp	3.915	09/15/47	212,825
1,650,000	Embraer Netherlands Finance BV	5.400	02/01/27	1,866,579
350,000	Emerson Electric Co	2.625	02/15/23	359,868
200,000	Emerson Electric Co	3.150	06/01/25	210,783
200,000	Emerson Electric Co	5.250	11/15/39	260,724
200,000	FLIR Systems, Inc	3.125	06/15/21	202,161
150,000	Flowserve Corp	3.500	09/15/22	152,568
200,000	Flowserve Corp	4.000	11/15/23	206,340
500,000	Fortive Corp	2.350	06/15/21	500,723
875,000	Fortive Corp	3.150	06/15/26	888,480
250,000	Fortive Corp	4.300	06/15/46	265,156
59

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,325,000	General Dynamics Corp	3.000%	05/11/21	$1,348,160
325,000	General Dynamics Corp	2.250	11/15/22	327,713
825,000	General Dynamics Corp	3.375	05/15/23	863,294
300,000	General Dynamics Corp	1.875	08/15/23	299,130
1,200,000	General Dynamics Corp	2.375	11/15/24	1,216,510
975,000	General Dynamics Corp	3.500	05/15/25	1,043,284
750,000	General Dynamics Corp	3.750	05/15/28	832,281
225,000	General Dynamics Corp	3.600	11/15/42	250,693
2,350,000	General Electric Co	2.700	10/09/22	2,356,083
250,000	General Electric Co	3.375	03/11/24	257,270
2,875,000	General Electric Co	4.125	10/09/42	2,902,126
6,350,000	General Electric Co	4.500	03/11/44	6,802,246
400,000	Huntington Ingalls Industries, Inc	3.483	12/01/27	415,760
100,000	IDEX Corp	4.500	12/15/20	102,480
200,000	IDEX Corp	4.200	12/15/21	206,263
1,000,000	Illinois Tool Works, Inc	2.650	11/15/26	1,032,816
200,000	Illinois Tool Works, Inc	4.875	09/15/41	257,761
1,000,000	Illinois Tool Works, Inc	3.900	09/01/42	1,167,608
300,000	Ingersoll-Rand Global Holding Co Ltd	2.900	02/21/21	302,441
300,000	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	319,185
400,000	Ingersoll-Rand Global Holding Co Ltd	3.750	08/21/28	426,939
200,000	Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	258,085
150,000	Ingersoll-Rand Global Holding Co Ltd	4.300	02/21/48	166,586
600,000	Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	626,428
100,000	Ingersoll-Rand Luxembourg Finance S.A.	3.500	03/21/26	104,160
1,000,000	Ingersoll-Rand Luxembourg Finance S.A.	3.800	03/21/29	1,064,801
300,000	Ingersoll-Rand Luxembourg Finance S.A.	4.500	03/21/49	342,322
200,000	John Deere Capital Corp	2.350	01/08/21	201,078
1,175,000	John Deere Capital Corp	2.550	01/08/21	1,183,172
400,000	John Deere Capital Corp	2.800	03/04/21	404,783
1,000,000	John Deere Capital Corp	2.875	03/12/21	1,012,931
500,000	John Deere Capital Corp	2.300	06/07/21	502,964
300,000	John Deere Capital Corp	3.125	09/10/21	306,822
200,000	John Deere Capital Corp	3.150	10/15/21	204,517
600,000	John Deere Capital Corp	2.650	01/06/22	609,446
500,000	John Deere Capital Corp	3.200	01/10/22	513,928
2,700,000	John Deere Capital Corp	2.950	04/01/22	2,767,147
200,000	John Deere Capital Corp	1.950	06/13/22	200,046
400,000	John Deere Capital Corp	2.150	09/08/22	403,873
200,000	John Deere Capital Corp	2.700	01/06/23	204,568
1,425,000	John Deere Capital Corp	2.800	03/06/23	1,465,605
300,000	John Deere Capital Corp	3.450	06/07/23	315,038
200,000	John Deere Capital Corp	3.650	10/12/23	213,097
750,000	John Deere Capital Corp	3.450	01/10/24	790,247
500,000	John Deere Capital Corp	2.600	03/07/24	510,400
850,000	John Deere Capital Corp	2.650	06/24/24	873,237
1,100,000	John Deere Capital Corp	3.450	03/13/25	1,175,394
125,000	John Deere Capital Corp	3.400	09/11/25	133,942
500,000	John Deere Capital Corp	2.250	09/14/26	499,317
200,000	John Deere Capital Corp	2.800	09/08/27	206,349
200,000	John Deere Capital Corp	3.050	01/06/28	209,809
1,600,000	John Deere Capital Corp	3.450	03/07/29	1,731,334
500,000	John Deere Capital Corp	2.800	07/18/29	513,517
60

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$474,000	Johnson Controls International plc	3.900%	02/14/26	$506,830
207,000	Johnson Controls International plc	6.000	01/15/36	254,402
35,000	Johnson Controls International plc	5.125	09/14/45	40,864
300,000	Johnson Controls International plc	4.500	02/15/47	330,933
280,000	Johnson Controls International plc (Step Bond)	3.625	07/02/24	293,347
325,000	Johnson Controls International plc (Step Bond)	4.625	07/02/44	353,504
72,000	Johnson Controls International plc (Step Bond)	4.950	07/02/64	75,987
150,000	Kennametal, Inc	3.875	02/15/22	153,877
200,000	Kennametal, Inc	4.625	06/15/28	212,777
866,000	KLA-Tencor Corp	4.125	11/01/21	895,025
125,000	KLA-Tencor Corp	4.650	11/01/24	137,645
300,000	KLA-Tencor Corp	4.100	03/15/29	331,101
500,000	KLA-Tencor Corp	5.000	03/15/49	615,621
1,000,000	Lam Research Corp	2.800	06/15/21	1,011,894
200,000	Lam Research Corp	3.800	03/15/25	213,562
150,000	Lam Research Corp	3.750	03/15/26	160,107
275,000	Lam Research Corp	4.000	03/15/29	303,336
825,000	Lam Research Corp	4.875	03/15/49	1,009,269
100,000	Legrand France S.A.	8.500	02/15/25	128,275
100,000	Lennox International, Inc	3.000	11/15/23	100,653
1,075,000	Lockheed Martin Corp	2.500	11/23/20	1,079,715
500,000	Lockheed Martin Corp	3.100	01/15/23	515,652
300,000	Lockheed Martin Corp	2.900	03/01/25	310,675
2,200,000	Lockheed Martin Corp	3.550	01/15/26	2,359,066
300,000	Lockheed Martin Corp	3.600	03/01/35	323,594
500,000	Lockheed Martin Corp	4.500	05/15/36	598,988
1,833,000	Lockheed Martin Corp	4.070	12/15/42	2,116,173
275,000	Lockheed Martin Corp	3.800	03/01/45	306,712
200,000	Lockheed Martin Corp	4.700	05/15/46	254,319
1,394,000	Lockheed Martin Corp	4.090	09/15/52	1,646,472
200,000	Mosaic Co	3.250	11/15/22	204,350
1,000,000	Mosaic Co	4.250	11/15/23	1,059,679
800,000	Mosaic Co	4.050	11/15/27	831,288
300,000	Mosaic Co	5.450	11/15/33	339,783
100,000	Mosaic Co	4.875	11/15/41	98,829
300,000	Mosaic Co	5.625	11/15/43	332,755
750,000	Northrop Grumman Corp	2.080	10/15/20	750,244
650,000	Northrop Grumman Corp	3.500	03/15/21	662,050
1,150,000	Northrop Grumman Corp	2.550	10/15/22	1,166,008
400,000	Northrop Grumman Corp	3.250	08/01/23	416,738
1,000,000	Northrop Grumman Corp	2.930	01/15/25	1,030,963
300,000	Northrop Grumman Corp	3.200	02/01/27	314,014
1,775,000	Northrop Grumman Corp	3.250	01/15/28	1,863,267
100,000	Northrop Grumman Corp	5.050	11/15/40	123,183
700,000	Northrop Grumman Corp	4.750	06/01/43	857,066
300,000	Northrop Grumman Corp	3.850	04/15/45	330,621
2,050,000	Northrop Grumman Corp	4.030	10/15/47	2,323,887
250,000	Parker-Hannifin Corp	3.500	09/15/22	259,504
200,000	Parker-Hannifin Corp	2.700	06/14/24	203,728
300,000	Parker-Hannifin Corp	3.300	11/21/24	313,478
650,000	Parker-Hannifin Corp	3.250	03/01/27	674,374
1,825,000	Parker-Hannifin Corp	3.250	06/14/29	1,901,492
61

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Parker-Hannifin Corp	4.200%	11/21/34	$225,149
200,000	Parker-Hannifin Corp	4.450	11/21/44	231,905
750,000	Parker-Hannifin Corp	4.100	03/01/47	836,337
225,000	Parker-Hannifin Corp	4.000	06/14/49	247,959
1,150,000	Precision Castparts Corp	2.500	01/15/23	1,170,067
775,000	Precision Castparts Corp	3.250	06/15/25	816,162
400,000	Precision Castparts Corp	4.200	06/15/35	446,181
100,000	Precision Castparts Corp	3.900	01/15/43	111,328
450,000	Raytheon Co	3.125	10/15/20	455,440
3,875,000	Raytheon Co	2.500	12/15/22	3,923,425
300,000	Raytheon Co	3.150	12/15/24	315,303
200,000	Raytheon Co	7.200	08/15/27	266,551
100,000	Raytheon Co	4.700	12/15/41	124,297
150,000	Raytheon Co	4.200	12/15/44	177,514
300,000	Reliance Steel & Aluminum Co	4.500	04/15/23	316,946
400,000	Rockwell Automation, Inc	3.500	03/01/29	433,490
400,000	Rockwell Automation, Inc	4.200	03/01/49	476,542
625,000	Rockwell Collins, Inc	2.800	03/15/22	635,297
500,000	Rockwell Collins, Inc	3.200	03/15/24	519,368
1,325,000	Rockwell Collins, Inc	3.500	03/15/27	1,413,984
125,000	Rockwell Collins, Inc	4.800	12/15/43	151,188
700,000	Rockwell Collins, Inc	4.350	04/15/47	819,209
200,000	Roper Technologies, Inc	3.000	12/15/20	201,761
550,000	Roper Technologies, Inc	2.800	12/15/21	558,809
500,000	Roper Technologies, Inc	3.650	09/15/23	524,924
500,000	Roper Technologies, Inc	2.350	09/15/24	500,141
1,100,000	Roper Technologies, Inc	3.800	12/15/26	1,176,034
300,000	Roper Technologies, Inc	4.200	09/15/28	329,943
500,000	Roper Technologies, Inc	2.950	09/15/29	501,340
200,000	Snap-on, Inc	3.250	03/01/27	211,145
200,000	Snap-on, Inc	4.100	03/01/48	231,747
250,000	Spirit AeroSystems, Inc	3.950	06/15/23	259,280
200,000	Spirit AeroSystems, Inc	3.850	06/15/26	204,746
450,000	Spirit AeroSystems, Inc	4.600	06/15/28	484,692
250,000	Stanley Black & Decker, Inc	3.400	12/01/21	255,042
600,000	Stanley Black & Decker, Inc	2.900	11/01/22	614,872
500,000	Stanley Black & Decker, Inc	3.400	03/01/26	529,219
300,000	Stanley Black & Decker, Inc	4.250	11/15/28	341,446
100,000	Stanley Black & Decker, Inc	5.200	09/01/40	125,070
425,000	Stanley Black & Decker, Inc	4.850	11/15/48	534,865
150,000	Textron, Inc	4.000	03/15/26	160,166
500,000	Textron, Inc	3.650	03/15/27	521,819
100,000	Textron, Inc	3.375	03/01/28	102,877
750,000	Textron, Inc	3.900	09/17/29	804,212
250,000	Timken Co	3.875	09/01/24	260,093
200,000	Timken Co	4.500	12/15/28	214,576
100,000	Trimble, Inc	4.150	06/15/23	104,469
625,000	Trimble, Inc	4.900	06/15/28	678,258
200,000	Tupperware Brands Corp	4.750	06/01/21	204,473
425,000	United Technologies Corp	3.350	08/16/21	435,960
275,000	United Technologies Corp	1.950	11/01/21	274,766
600,000	United Technologies Corp	2.300	05/04/22	604,176
1,875,000	United Technologies Corp	3.100	06/01/22	1,930,336
62

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,525,000		United Technologies Corp	3.650%	08/16/23	$1,613,099
825,000		United Technologies Corp	2.800	05/04/24	848,929
1,250,000		United Technologies Corp	3.950	08/16/25	1,368,412
1,325,000		United Technologies Corp	2.650	11/01/26	1,360,360
725,000		United Technologies Corp	3.125	05/04/27	760,968
2,550,000		United Technologies Corp	4.125	11/16/28	2,885,691
250,000		United Technologies Corp	6.125	07/15/38	344,024
750,000		United Technologies Corp	4.450	11/16/38	892,947
200,000		United Technologies Corp	5.700	04/15/40	266,855
2,150,000		United Technologies Corp	4.500	06/01/42	2,579,264
1,650,000		United Technologies Corp	4.150	05/15/45	1,896,416
2,925,000		United Technologies Corp	4.625	11/16/48	3,660,393
200,000		Valmont Industries, Inc	5.000	10/01/44	210,772
200,000		Valmont Industries, Inc	5.250	10/01/54	204,884
600,000		Wabtec Corp	4.400	03/15/24	639,079
300,000		Wabtec Corp	3.450	11/15/26	303,244
875,000		Wabtec Corp	4.950	09/15/28	965,627
800,000		WW Grainger, Inc	4.600	06/15/45	939,629
200,000		WW Grainger, Inc	3.750	05/15/46	207,030
125,000		WW Grainger, Inc	4.200	05/15/47	139,440
300,000		Xylem, Inc	4.875	10/01/21	315,254
775,000		Xylem, Inc	3.250	11/01/26	799,185
100,000		Xylem, Inc	4.375	11/01/46	110,771
		TOTAL CAPITAL GOODS			176,869,125

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
250,000		BGC Partners, Inc	5.375	07/24/23	267,066
500,000	g	BGC Partners, Inc	3.750	10/01/24	497,670
500,000		CNH Industrial NV	3.850	11/15/27	515,362
225,000	g	Daimler Finance North America LLC	3.650	02/22/24	235,196
925,000		Daimler Finance North America LLC	8.500	01/18/31	1,379,756
200,000		eBay, Inc	3.250	10/15/20	201,854
300,000		eBay, Inc	2.875	08/01/21	303,201
175,000		eBay, Inc	3.800	03/09/22	181,284
1,025,000		eBay, Inc	2.600	07/15/22	1,032,994
375,000		eBay, Inc	2.750	01/30/23	379,553
400,000		eBay, Inc	3.450	08/01/24	416,067
1,200,000		eBay, Inc	3.600	06/05/27	1,249,615
200,000		eBay, Inc	4.000	07/15/42	194,548
675,000		Equifax, Inc	2.300	06/01/21	676,457
200,000		Equifax, Inc	3.600	08/15/21	203,818
200,000		Equifax, Inc	3.300	12/15/22	205,321
200,000		Equifax, Inc	3.950	06/15/23	209,942
300,000		Fluor Corp	3.500	12/15/24	299,288
500,000		Fluor Corp	4.250	09/15/28	502,610
200,000		Fortune Brands Home & Security, Inc	3.000	06/15/20	200,719
600,000		Fortune Brands Home & Security, Inc	4.000	09/21/23	634,209
200,000		Fortune Brands Home & Security, Inc	4.000	06/15/25	211,448
1,000,000		Fortune Brands Home & Security, Inc	3.250	09/15/29	995,640
900,000		Moody’s Corp	2.750	12/15/21	911,879
200,000		Moody’s Corp	2.625	01/15/23	202,184
1,200,000		Moody’s Corp	3.250	01/15/28	1,254,214
63

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Moody’s Corp	4.250%	02/01/29	$336,926
200,000	Moody’s Corp	5.250	07/15/44	257,188
300,000	Moody’s Corp	4.875	12/17/48	372,724
100,000	Partners Healthcare System, Inc	3.765	07/01/48	109,723
100,000	Partners Healthcare System, Inc	4.117	07/01/55	117,953
725,000	RELX Capital, Inc	3.500	03/16/23	751,149
625,000	RELX Capital, Inc	4.000	03/18/29	682,330
580,000	Republic Services, Inc	5.250	11/15/21	617,354
250,000	Republic Services, Inc	3.550	06/01/22	258,843
625,000	Republic Services, Inc	2.500	08/15/24	631,884
750,000	Republic Services, Inc	3.200	03/15/25	780,260
900,000	Republic Services, Inc	2.900	07/01/26	926,161
100,000	Republic Services, Inc	3.375	11/15/27	106,416
1,375,000	Republic Services, Inc	3.950	05/15/28	1,521,736
300,000	S&P Global, Inc	3.300	08/14/20	302,869
300,000	S&P Global, Inc	4.000	06/15/25	326,931
2,150,000	S&P Global, Inc	4.400	02/15/26	2,401,775
200,000	S&P Global, Inc	4.500	05/15/48	253,769
300,000	Steelcase, Inc	5.125	01/18/29	338,173
600,000	Thomson Reuters Corp	4.300	11/23/23	639,822
1,200,000	Thomson Reuters Corp	3.350	05/15/26	1,236,643
145,000	Thomson Reuters Corp	5.850	04/15/40	174,061
200,000	Thomson Reuters Corp	5.650	11/23/43	239,398
1,000,000	VEREIT Operating Partnership LP	4.125	06/01/21	1,026,202
425,000	VEREIT Operating Partnership LP	4.875	06/01/26	470,802
650,000	VEREIT Operating Partnership LP	3.950	08/15/27	686,070
1,700,000	Visa, Inc	2.200	12/14/20	1,706,532
450,000	Visa, Inc	2.150	09/15/22	454,228
1,025,000	Visa, Inc	2.800	12/14/22	1,054,545
3,725,000	Visa, Inc	3.150	12/14/25	3,971,714
700,000	Visa, Inc	2.750	09/15/27	734,003
250,000	Visa, Inc	4.150	12/14/35	301,302
2,325,000	Visa, Inc	4.300	12/14/45	2,883,078
1,125,000	Visa, Inc	3.650	09/15/47	1,280,572
750,000	Waste Connections, Inc	3.500	05/01/29	800,259
310,000	Waste Management, Inc	4.600	03/01/21	319,010
850,000	Waste Management, Inc	2.900	09/15/22	872,294
100,000	Waste Management, Inc	2.400	05/15/23	101,073
1,000,000	Waste Management, Inc	3.500	05/15/24	1,053,027
400,000	Waste Management, Inc	2.950	06/15/24	413,604
1,000,000	Waste Management, Inc	3.200	06/15/26	1,054,997
1,225,000	Waste Management, Inc	3.150	11/15/27	1,289,475
500,000	Waste Management, Inc	3.450	06/15/29	539,280
234,000	Waste Management, Inc	3.900	03/01/35	259,385
200,000	Waste Management, Inc	4.000	07/15/39	227,291
325,000	Waste Management, Inc	4.100	03/01/45	372,980
900,000	Waste Management, Inc	4.150	07/15/49	1,052,112
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			49,669,818

CONSUMER DURABLES & APPAREL - 0.1%
300,000	Coach, Inc	3.000	07/15/22	302,809
700,000	Coach, Inc	4.125	07/15/27	713,903
200,000	DR Horton, Inc	2.550	12/01/20	200,587
64

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	DR Horton, Inc	4.375%	09/15/22	$524,984
200,000	Hasbro, Inc	3.150	05/15/21	201,799
775,000	Hasbro, Inc	3.500	09/15/27	793,612
100,000	Hasbro, Inc	6.350	03/15/40	118,586
200,000	Hasbro, Inc	5.100	05/15/44	206,405
200,000	Leggett & Platt, Inc	3.400	08/15/22	203,449
475,000	Leggett & Platt, Inc	3.500	11/15/27	478,015
350,000	Leggett & Platt, Inc	4.400	03/15/29	377,205
1,000,000	Masco Corp	4.450	04/01/25	1,083,222
200,000	Masco Corp	3.500	11/15/27	203,131
700,000	Masco Corp	4.500	05/15/47	710,113
100,000	Mohawk Industries, Inc	3.850	02/01/23	104,348
610,000	Newell Rubbermaid, Inc	3.850	04/01/23	629,006
1,375,000	Newell Rubbermaid, Inc	4.200	04/01/26	1,436,365
1,039,000	Newell Rubbermaid, Inc	5.375	04/01/36	1,108,374
300,000	NIKE, Inc	2.250	05/01/23	304,519
650,000	NIKE, Inc	2.375	11/01/26	662,155
300,000	NIKE, Inc	3.625	05/01/43	330,324
825,000	NIKE, Inc	3.875	11/01/45	943,503
200,000	NIKE, Inc	3.375	11/01/46	211,841
150,000	NVR, Inc	3.950	09/15/22	156,440
200,000	Ralph Lauren Corp	2.625	08/18/20	201,263
200,000	Ralph Lauren Corp	3.750	09/15/25	214,735
220,000	VF Corp	6.450	11/01/37	314,452
150,000	Whirlpool Corp	4.700	06/01/22	159,416
100,000	Whirlpool Corp	3.700	03/01/23	103,098
100,000	Whirlpool Corp	4.000	03/01/24	105,478
925,000	Whirlpool Corp	4.750	02/26/29	1,031,645
200,000	Whirlpool Corp	4.500	06/01/46	207,610
	TOTAL CONSUMER DURABLES & APPAREL			14,342,392

CONSUMER SERVICES - 0.5%
13,300,000	Anheuser-Busch Cos LLC	3.650	02/01/26	14,250,597
3,150,000	Anheuser-Busch Cos LLC	4.700	02/01/36	3,643,106
11,075,000	Anheuser-Busch Cos LLC	4.900	02/01/46	13,174,795
300,000	Board of Trustees of The Leland Stanford Junior University	3.647	05/01/48	351,173
100,000	Boston University	4.061	10/01/48	121,277
500,000	Catholic Health Initiatives	2.950	11/01/22	508,949
100,000	Children’s Hospital Corp	4.115	01/01/47	119,706
600,000	Cintas Corp No 2	2.900	04/01/22	613,136
675,000	Cintas Corp No 2	3.700	04/01/27	736,164
750,000	CommonSpirit Health	2.760	10/01/24	759,351
1,000,000	CommonSpirit Health	3.347	10/01/29	1,011,310
300,000	CommonSpirit Health	4.350	11/01/42	321,747
750,000	CommonSpirit Health	3.817	10/01/49	752,250
715,000	CommonSpirit Health	4.187	10/01/49	736,720
200,000	Darden Restaurants, Inc	3.850	05/01/27	211,378
300,000	Darden Restaurants, Inc	4.550	02/15/48	317,029
500,000	GLP Capital LP	4.375	04/15/21	510,990
250,000	GLP Capital LP	3.350	09/01/24	251,425
1,300,000	GLP Capital LP	5.250	06/01/25	1,431,989
65

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$150,000	GLP Capital LP	5.375%	04/15/26	$165,188
750,000	GLP Capital LP	5.750	06/01/28	853,118
200,000	GLP Capital LP	5.300	01/15/29	220,442
500,000	GLP Capital LP	4.000	01/15/30	502,485
200,000	Hyatt Hotels Corp	3.375	07/15/23	206,689
100,000	Hyatt Hotels Corp	4.850	03/15/26	110,797
200,000	Hyatt Hotels Corp	4.375	09/15/28	218,256
1,000,000	Las Vegas Sands Corp	3.200	08/08/24	1,018,748
625,000	Las Vegas Sands Corp	3.500	08/18/26	634,894
750,000	Las Vegas Sands Corp	3.900	08/08/29	767,969
200,000	Marriott International, Inc	3.375	10/15/20	201,902
300,000	Marriott International, Inc	2.875	03/01/21	302,654
200,000	Marriott International, Inc	3.125	10/15/21	202,413
300,000	Marriott International, Inc	4.150	12/01/23	319,361
300,000	Marriott International, Inc	3.600	04/15/24	314,868
1,250,000	Marriott International, Inc	4.000	04/15/28	1,337,558
300,000	Marriott International, Inc	4.650	12/01/28	337,781
750,000	Massachusetts Institute of Technology	5.600	07/01/11	1,281,754
200,000	Massachusetts Institute of Technology	4.678	07/01/14	281,869
300,000	Massachusetts Institute of Technology	3.885	07/01/16	355,876
720,000	McDonald’s Corp	3.500	07/15/20	728,263
700,000	McDonald’s Corp	2.750	12/09/20	705,551
650,000	McDonald’s Corp	3.350	04/01/23	678,432
2,950,000	McDonald’s Corp	3.700	01/30/26	3,166,991
300,000	McDonald’s Corp	3.500	03/01/27	320,713
775,000	McDonald’s Corp	3.800	04/01/28	848,905
1,250,000	McDonald’s Corp	2.625	09/01/29	1,245,471
2,225,000	McDonald’s Corp	4.700	12/09/35	2,644,787
250,000	McDonald’s Corp	6.300	10/15/37	344,912
100,000	McDonald’s Corp	6.300	03/01/38	136,748
250,000	McDonald’s Corp	4.600	05/26/45	291,511
1,275,000	McDonald’s Corp	4.875	12/09/45	1,544,598
725,000	McDonald’s Corp	4.450	03/01/47	833,019
625,000	McDonald’s Corp	4.450	09/01/48	722,972
625,000	McDonald’s Corp	3.625	09/01/49	632,354
200,000	Northwestern University	3.688	12/01/38	222,439
200,000	Northwestern University	3.868	12/01/48	236,143
200,000	Northwestern University	3.662	12/01/57	237,225
750,000	President and Fellows of Harvard College	3.619	10/01/37	841,553
200,000	President and Fellows of Harvard College	3.150	07/15/46	214,414
200,000	President and Fellows of Harvard College	3.300	07/15/56	219,199
1,250,000	Sands China Ltd	4.600	08/08/23	1,323,099
1,300,000	Sands China Ltd	5.125	08/08/25	1,427,296
1,100,000	Sands China Ltd	5.400	08/08/28	1,239,014
325,000	Starbucks Corp	2.200	11/22/20	325,473
200,000	Starbucks Corp	2.100	02/04/21	200,183
200,000	Starbucks Corp	2.700	06/15/22	203,711
750,000	Starbucks Corp	3.100	03/01/23	775,604
525,000	Starbucks Corp	3.850	10/01/23	558,118
900,000	Starbucks Corp	3.800	08/15/25	973,996
175,000	Starbucks Corp	2.450	06/15/26	176,435
750,000	Starbucks Corp	3.500	03/01/28	805,423
650,000	Starbucks Corp	4.000	11/15/28	723,928
66

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$750,000	Starbucks Corp	3.550%	08/15/29	$810,143
200,000	Starbucks Corp	4.300	06/15/45	221,772
200,000	Starbucks Corp	3.750	12/01/47	206,570
650,000	Starbucks Corp	4.500	11/15/48	755,569
1,000,000	Starbucks Corp	4.450	08/15/49	1,160,864
200,000	Trinity Acquisition plc	3.500	09/15/21	203,555
200,000	Trinity Acquisition plc	4.400	03/15/26	217,127
200,000	Trustees of Dartmouth College	3.474	06/01/46	215,682
500,000	Trustees of the University of Pennsylvania	3.610	02/15/19	549,467
200,000	Wesleyan University	4.781	07/01/16	239,849
	TOTAL CONSUMER SERVICES			79,586,792

DIVERSIFIED FINANCIALS - 3.0%
4,083,000	AerCap Ireland Capital DAC	5.000	10/01/21	4,292,872
300,000	AerCap Ireland Capital DAC	4.450	12/16/21	311,936
800,000	AerCap Ireland Capital DAC	3.950	02/01/22	826,331
200,000	AerCap Ireland Capital DAC	3.300	01/23/23	203,963
300,000	AerCap Ireland Capital DAC	4.125	07/03/23	314,676
600,000	AerCap Ireland Capital DAC	4.875	01/16/24	647,934
750,000	AerCap Ireland Capital DAC	2.875	08/14/24	749,544
1,675,000	AerCap Ireland Capital DAC	3.500	01/15/25	1,709,524
300,000	AerCap Ireland Capital DAC	4.450	10/01/25	320,065
500,000	AerCap Ireland Capital DAC	4.450	04/03/26	534,319
250,000	AerCap Ireland Capital DAC	3.650	07/21/27	254,717
200,000	AerCap Ireland Capital DAC	3.875	01/23/28	206,855
200,000	Affiliated Managers Group, Inc	4.250	02/15/24	213,443
20,000	Ahold Finance USA LLC	6.875	05/01/29	26,313
500,000	American Express Co	2.200	10/30/20	500,735
350,000	American Express Co	3.000	02/22/21	354,501
1,000,000	American Express Co	3.375	05/17/21	1,020,000
200,000	American Express Co	3.700	11/05/21	206,497
1,000,000	American Express Co	2.750	05/20/22	1,015,546
1,050,000	American Express Co	2.500	08/01/22	1,060,609
175,000	American Express Co	2.650	12/02/22	177,740
5,000,000	American Express Co	3.400	02/27/23	5,192,172
2,000,000	American Express Co	3.700	08/03/23	2,107,309
1,125,000	American Express Co	3.400	02/22/24	1,176,683
1,000,000	American Express Co	2.500	07/30/24	1,008,151
750,000	American Express Co	3.000	10/30/24	774,597
1,000,000	American Express Co	4.200	11/06/25	1,099,539
1,000,000	American Express Co	3.125	05/20/26	1,039,461
325,000	American Express Co	4.050	12/03/42	377,359
1,050,000	American Express Credit Corp	2.700	03/03/22	1,067,006
1,075,000	American Express Credit Corp	3.300	05/03/27	1,147,470
500,000	American Honda Finance Corp	1.950	07/20/20	499,711
300,000	American Honda Finance Corp	2.450	09/24/20	301,476
675,000	American Honda Finance Corp	2.650	02/12/21	681,550
450,000	American Honda Finance Corp	1.650	07/12/21	447,664
375,000	American Honda Finance Corp	1.700	09/09/21	373,362
950,000	American Honda Finance Corp	3.375	12/10/21	976,593
1,000,000	American Honda Finance Corp	2.200	06/27/22	1,005,940
750,000	American Honda Finance Corp	2.600	11/16/22	761,637
325,000	American Honda Finance Corp	2.050	01/10/23	324,572
300,000	American Honda Finance Corp	3.450	07/14/23	314,520
67

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$500,000		American Honda Finance Corp		3.625%	10/10/23	$529,185
300,000		American Honda Finance Corp		3.550	01/12/24	317,605
200,000		American Honda Finance Corp		2.900	02/16/24	205,801
1,000,000		American Honda Finance Corp		2.400	06/27/24	1,009,727
500,000		American Honda Finance Corp		2.150	09/10/24	497,248
100,000		American Honda Finance Corp		2.300	09/09/26	99,552
500,000		American Honda Finance Corp		3.500	02/15/28	538,937
150,000		Ameriprise Financial, Inc		3.000	03/22/22	152,786
875,000		Ameriprise Financial, Inc		4.000	10/15/23	934,420
300,000		Ameriprise Financial, Inc		3.700	10/15/24	320,790
200,000		Ameriprise Financial, Inc		2.875	09/15/26	204,613
200,000		Ares Capital Corp		3.625	01/19/22	203,331
600,000		Ares Capital Corp		3.500	02/10/23	603,792
850,000		Ares Capital Corp		4.200	06/10/24	871,343
500,000		Ares Capital Corp		4.250	03/01/25	514,981
1,300,000		Australia & New Zealand Banking Group Ltd		2.250	11/09/20	1,303,419
1,000,000		Australia & New Zealand Banking Group Ltd		3.300	05/17/21	1,020,558
750,000		Australia & New Zealand Banking Group Ltd		2.300	06/01/21	753,457
750,000		Australia & New Zealand Banking Group Ltd		2.550	11/23/21	757,388
300,000		Australia & New Zealand Banking Group Ltd		2.625	05/19/22	305,262
550,000		Australia & New Zealand Banking Group Ltd		2.625	11/09/22	559,343
525,000		Australia & New Zealand Banking Group Ltd		3.700	11/16/25	568,588
350,000		AXA Equitable Holdings, Inc		3.900	04/20/23	365,993
1,375,000		AXA Equitable Holdings, Inc		4.350	04/20/28	1,464,585
975,000		AXA Equitable Holdings, Inc		5.000	04/20/48	1,051,623
750,000		Bank of Montreal		3.100	07/13/20	756,455
975,000		Bank of Montreal		3.100	04/13/21	991,617
1,000,000		Bank of Montreal		1.900	08/27/21	998,469
1,500,000		Bank of Montreal		2.900	03/26/22	1,529,200
850,000		Bank of Montreal		2.350	09/11/22	859,719
350,000		Bank of Montreal		2.550	11/06/22	355,649
1,425,000		Bank of Montreal		3.300	02/05/24	1,482,987
1,000,000		Bank of Montreal		2.500	06/28/24	1,010,347
750,000	i	Bank of Montreal	USD SWAP SEMI 30/360 5 Y + 1.280%	4.338	10/05/28	791,533
425,000	i	Bank of Montreal	USD SWAP SEMI 30/360 5 Y + 1.432%	3.803	12/15/32	440,780
750,000	i	Bank of Montreal	DGS5 + 2.979%	4.800	N/A‡	750,937
300,000		Bank of New York Mellon Corp		2.600	08/17/20	301,416
500,000		Bank of New York Mellon Corp		2.450	11/27/20	502,330
675,000		Bank of New York Mellon Corp		2.500	04/15/21	680,081
300,000		Bank of New York Mellon Corp		2.050	05/03/21	300,195
500,000		Bank of New York Mellon Corp		3.550	09/23/21	514,985
925,000		Bank of New York Mellon Corp		2.600	02/07/22	937,773
375,000		Bank of New York Mellon Corp		1.950	08/23/22	375,006
2,625,000		Bank of New York Mellon Corp		2.950	01/29/23	2,695,098
1,025,000		Bank of New York Mellon Corp		3.500	04/28/23	1,074,389
1,475,000		Bank of New York Mellon Corp		3.450	08/11/23	1,546,834
825,000		Bank of New York Mellon Corp		2.200	08/16/23	828,125
68

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$350,000	Bank of New York Mellon Corp	3.650%	02/04/24	$371,516
800,000	Bank of New York Mellon Corp	3.250	09/11/24	839,440
500,000	Bank of New York Mellon Corp	3.000	02/24/25	521,171
500,000	Bank of New York Mellon Corp	2.800	05/04/26	513,513
500,000	Bank of New York Mellon Corp	2.450	08/17/26	503,236
800,000	Bank of New York Mellon Corp	3.250	05/16/27	843,674
1,000,000	Bank of New York Mellon Corp	3.400	01/29/28	1,067,945
600,000	Bank of New York Mellon Corp	3.850	04/28/28	668,736
400,000	Bank of New York Mellon Corp	3.300	08/23/29	418,510
750,000	Berkshire Hathaway, Inc	2.200	03/15/21	753,874
1,325,000	Berkshire Hathaway, Inc	2.750	03/15/23	1,359,076
4,400,000	Berkshire Hathaway, Inc	3.125	03/15/26	4,648,921
800,000	Berkshire Hathaway, Inc	4.500	02/11/43	974,223
5,325,000	BlackRock, Inc	3.375	06/01/22	5,542,365
500,000	BlackRock, Inc	3.500	03/18/24	533,965
700,000	BlackRock, Inc	3.200	03/15/27	741,338
850,000	BlackRock, Inc	3.250	04/30/29	910,527
200,000	Block Financial LLC	5.500	11/01/22	213,690
200,000	Block Financial LLC	5.250	10/01/25	216,843
700,000	BNP Paribas S.A.	5.000	01/15/21	726,247
675,000	BNP Paribas S.A.	3.250	03/03/23	702,179
1,350,000	BNP Paribas S.A.	4.250	10/15/24	1,432,824
200,000	Broadridge Financial Solutions, Inc	3.950	09/01/20	203,058
350,000	Broadridge Financial Solutions, Inc	3.400	06/27/26	362,798
300,000	Brookfield Asset Management, Inc	4.000	01/15/25	319,187
550,000	Brookfield Finance, Inc	4.000	04/01/24	585,435
200,000	Brookfield Finance, Inc	4.250	06/02/26	213,017
300,000	Brookfield Finance, Inc	3.900	01/25/28	314,955
600,000	Brookfield Finance, Inc	4.850	03/29/29	679,202
725,000	Brookfield Finance, Inc	4.700	09/20/47	795,187
700,000	Capital One Financial Corp	2.400	10/30/20	701,981
500,000	Capital One Financial Corp	3.450	04/30/21	509,040
2,250,000	Capital One Financial Corp	3.050	03/09/22	2,294,855
1,925,000	Capital One Financial Corp	3.200	01/30/23	1,975,823
150,000	Capital One Financial Corp	3.500	06/15/23	156,233
300,000	Capital One Financial Corp	3.900	01/29/24	316,982
750,000	Capital One Financial Corp	3.300	10/30/24	776,345
125,000	Capital One Financial Corp	3.200	02/05/25	128,544
625,000	Capital One Financial Corp	4.250	04/30/25	676,435
850,000	Capital One Financial Corp	4.200	10/29/25	905,891
700,000	Capital One Financial Corp	3.750	07/28/26	728,026
1,075,000	Capital One Financial Corp	3.750	03/09/27	1,130,585
2,100,000	Capital One Financial Corp	3.800	01/31/28	2,222,018
450,000	CBOE Holdings, Inc	3.650	01/12/27	478,693
500,000	Celanese US Holdings LLC	4.625	11/15/22	532,008
200,000	Celanese US Holdings LLC	3.500	05/08/24	207,379
100,000	Charles Schwab Corp	4.450	07/22/20	101,947
750,000	Charles Schwab Corp	3.250	05/21/21	765,445
425,000	Charles Schwab Corp	2.650	01/25/23	432,859
300,000	Charles Schwab Corp	3.550	02/01/24	317,211
200,000	Charles Schwab Corp	3.000	03/10/25	206,777
1,250,000	Charles Schwab Corp	3.850	05/21/25	1,347,159
500,000	Charles Schwab Corp	3.200	03/02/27	522,554
200,000	Charles Schwab Corp	3.200	01/25/28	209,685
69

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Charles Schwab Corp	4.000%	02/01/29	$333,695
1,000,000	Charles Schwab Corp	3.250	05/22/29	1,053,817
350,000	CME Group, Inc	3.000	09/15/22	361,213
475,000	CME Group, Inc	3.000	03/15/25	497,548
500,000	CME Group, Inc	3.750	06/15/28	558,852
400,000	CME Group, Inc	5.300	09/15/43	541,702
500,000	CME Group, Inc	4.150	06/15/48	598,786
2,900,000	Credit Suisse	3.625	09/09/24	3,068,535
750,000	Credit Suisse Group Funding Guernsey Ltd	3.125	12/10/20	757,015
2,650,000	Credit Suisse Group Funding Guernsey Ltd	3.450	04/16/21	2,693,576
1,000,000	Credit Suisse Group Funding Guernsey Ltd	3.800	09/15/22	1,038,969
1,275,000	Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	1,331,358
2,300,000	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	2,416,950
2,750,000	Credit Suisse Group Funding Guernsey Ltd	4.550	04/17/26	3,028,140
1,250,000	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	1,530,987
500,000	Deutsche Bank AG.	2.700	07/13/20	498,972
2,300,000	Deutsche Bank AG.	3.125	01/13/21	2,301,036
2,000,000	Deutsche Bank AG.	3.150	01/22/21	1,995,480
500,000	Deutsche Bank AG.	4.250	02/04/21	504,885
500,000	Deutsche Bank AG.	3.375	05/12/21	498,555
1,675,000	Deutsche Bank AG.	5.000	02/14/22	1,734,452
400,000	Deutsche Bank AG.	3.300	11/16/22	397,610
750,000	Deutsche Bank AG.	3.950	02/27/23	760,829
525,000	Deutsche Bank AG.	3.700	05/30/24	525,866
1,800,000	Deutsche Bank AG.	4.100	01/13/26	1,804,811
2,575,000	Diageo Investment Corp	2.875	05/11/22	2,633,864
100,000	Diageo Investment Corp	4.250	05/11/42	118,542
100,000	Discover Financial Services	5.200	04/27/22	106,925
700,000	Discover Financial Services	3.950	11/06/24	742,540
200,000	Discover Financial Services	4.500	01/30/26	217,296
350,000	Discover Financial Services	4.100	02/09/27	372,500
475,000	E*TRADE Financial Corp	2.950	08/24/22	482,589
200,000	E*TRADE Financial Corp	3.800	08/24/27	208,695
300,000	E*TRADE Financial Corp	4.500	06/20/28	326,739
300,000	Eaton Vance Corp	3.625	06/15/23	314,721
200,000	Eaton Vance Corp	3.500	04/06/27	211,807
400,000	Ford Motor Credit Co LLC	2.425	06/12/20	398,999
300,000	Ford Motor Credit Co LLC	2.343	11/02/20	298,234
200,000	Ford Motor Credit Co LLC	5.085	01/07/21	205,096
2,000,000	Ford Motor Credit Co LLC	3.200	01/15/21	2,002,624
3,550,000	Ford Motor Credit Co LLC	3.336	03/18/21	3,566,480
600,000	Ford Motor Credit Co LLC	3.470	04/05/21	602,998
200,000	Ford Motor Credit Co LLC	3.813	10/12/21	202,694
200,000	Ford Motor Credit Co LLC	5.596	01/07/22	210,131
350,000	Ford Motor Credit Co LLC	3.219	01/09/22	349,636
900,000	Ford Motor Credit Co LLC	3.339	03/28/22	901,153
1,000,000	Ford Motor Credit Co LLC	2.979	08/03/22	990,126
225,000	Ford Motor Credit Co LLC	4.250	09/20/22	230,373
750,000	Ford Motor Credit Co LLC	3.350	11/01/22	750,810
1,950,000	Ford Motor Credit Co LLC	4.140	02/15/23	1,980,043
650,000	Ford Motor Credit Co LLC	3.096	05/04/23	638,010
225,000	Ford Motor Credit Co LLC	4.375	08/06/23	229,879
400,000	Ford Motor Credit Co LLC	3.810	01/09/24	398,646
70

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,700,000	Ford Motor Credit Co LLC	5.584%	03/18/24	$1,808,133
1,225,000	Ford Motor Credit Co LLC	3.664	09/08/24	1,206,794
1,200,000	Ford Motor Credit Co LLC	4.687	06/09/25	1,224,206
1,250,000	Ford Motor Credit Co LLC	4.134	08/04/25	1,236,857
800,000	Ford Motor Credit Co LLC	4.389	01/08/26	796,253
500,000	Ford Motor Credit Co LLC	4.542	08/01/26	499,757
700,000	Ford Motor Credit Co LLC	3.815	11/02/27	663,834
1,400,000	Ford Motor Credit Co LLC	5.113	05/03/29	1,410,101
150,000	Franklin Resources, Inc	2.800	09/15/22	153,140
200,000	Franklin Resources, Inc	2.850	03/30/25	206,503
2,852,000	GE Capital International Funding Co	2.342	11/15/20	2,845,057
3,768,000	GE Capital International Funding Co	3.373	11/15/25	3,844,575
6,944,000	GE Capital International Funding Co	4.418	11/15/35	7,283,638
532,000	General Electric Capital Corp	4.375	09/16/20	541,184
772,000	General Electric Capital Corp	4.625	01/07/21	792,045
86,000	General Electric Capital Corp	5.300	02/11/21	88,853
200,000	General Electric Capital Corp	4.650	10/17/21	208,014
919,000	General Electric Capital Corp	3.150	09/07/22	933,804
300,000	General Electric Capital Corp	3.100	01/09/23	303,989
5,503,000	General Electric Capital Corp	3.450	05/15/24	5,651,911
1,102,000	General Electric Capital Corp	6.750	03/15/32	1,386,088
250,000	General Electric Capital Corp	5.875	01/14/38	300,330
100,000	General Electric Capital Corp	6.875	01/10/39	132,357
2,000,000	General Motors Financial Co, Inc	3.550	04/09/21	2,029,069
875,000	General Motors Financial Co, Inc	3.200	07/06/21	883,946
575,000	General Motors Financial Co, Inc	4.200	11/06/21	593,195
1,000,000	General Motors Financial Co, Inc	3.450	01/14/22	1,019,323
2,700,000	General Motors Financial Co, Inc	3.450	04/10/22	2,745,356
525,000	General Motors Financial Co, Inc	3.150	06/30/22	531,075
850,000	General Motors Financial Co, Inc	3.550	07/08/22	868,269
300,000	General Motors Financial Co, Inc	3.250	01/05/23	303,282
1,125,000	General Motors Financial Co, Inc	3.700	05/09/23	1,151,491
725,000	General Motors Financial Co, Inc	4.150	06/19/23	753,909
650,000	General Motors Financial Co, Inc	5.100	01/17/24	698,903
725,000	General Motors Financial Co, Inc	3.950	04/13/24	746,062
1,500,000	General Motors Financial Co, Inc	3.500	11/07/24	1,518,676
125,000	General Motors Financial Co, Inc	4.000	01/15/25	128,473
5,175,000	General Motors Financial Co, Inc	4.350	04/09/25	5,396,243
450,000	General Motors Financial Co, Inc	4.300	07/13/25	468,240
275,000	General Motors Financial Co, Inc	5.250	03/01/26	298,572
525,000	General Motors Financial Co, Inc	4.000	10/06/26	531,666
1,400,000	General Motors Financial Co, Inc	4.350	01/17/27	1,440,031
1,100,000	General Motors Financial Co, Inc	3.850	01/05/28	1,093,843
2,400,000	General Motors Financial Co, Inc	5.650	01/17/29	2,646,501
500,000	Goldman Sachs Group, Inc	2.600	12/27/20	500,603
1,300,000	Goldman Sachs Group, Inc	5.250	07/27/21	1,369,823
675,000	Goldman Sachs Group, Inc	2.350	11/15/21	675,694
5,625,000	Goldman Sachs Group, Inc	5.750	01/24/22	6,060,506
1,350,000	Goldman Sachs Group, Inc	3.000	04/26/22	1,365,011
1,475,000	Goldman Sachs Group, Inc	2.876	10/31/22	1,492,081
2,275,000	Goldman Sachs Group, Inc	3.625	01/22/23	2,366,878
6,425,000	Goldman Sachs Group, Inc	3.200	02/23/23	6,598,769
71

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,350,000	Goldman Sachs Group, Inc	2.908%	06/05/23	$1,367,759
1,150,000	Goldman Sachs Group, Inc	2.905	07/24/23	1,166,207
2,575,000	Goldman Sachs Group, Inc	3.625	02/20/24	2,701,392
2,025,000	Goldman Sachs Group, Inc	4.000	03/03/24	2,160,714
425,000	Goldman Sachs Group, Inc	3.850	07/08/24	450,293
600,000	Goldman Sachs Group, Inc	3.500	01/23/25	625,998
1,100,000	Goldman Sachs Group, Inc	3.750	05/22/25	1,164,920
2,375,000	Goldman Sachs Group, Inc	3.272	09/29/25	2,451,329
575,000	Goldman Sachs Group, Inc	4.250	10/21/25	616,395
1,125,000	Goldman Sachs Group, Inc	3.750	02/25/26	1,190,267
425,000	Goldman Sachs Group, Inc	3.500	11/16/26	442,086
125,000	Goldman Sachs Group, Inc	5.950	01/15/27	148,606
3,950,000	Goldman Sachs Group, Inc	3.850	01/26/27	4,189,749
4,475,000	Goldman Sachs Group, Inc	3.691	06/05/28	4,698,111
8,525,000	Goldman Sachs Group, Inc	3.814	04/23/29	9,037,951
550,000	Goldman Sachs Group, Inc	4.223	05/01/29	600,003
900,000	Goldman Sachs Group, Inc	6.750	10/01/37	1,213,978
925,000	Goldman Sachs Group, Inc	4.017	10/31/38	995,199
3,825,000	Goldman Sachs Group, Inc	4.411	04/23/39	4,316,414
2,475,000	Goldman Sachs Group, Inc	6.250	02/01/41	3,434,406
1,225,000	Goldman Sachs Group, Inc	4.800	07/08/44	1,466,638
1,250,000	Goldman Sachs Group, Inc	5.150	05/22/45	1,486,748
200,000	Goldman Sachs Group, Inc	4.750	10/21/45	240,511
500,000	IBM Credit LLC	3.450	11/30/20	508,585
500,000	IBM Credit LLC	1.800	01/20/21	499,050
1,750,000	IBM Credit LLC	2.650	02/05/21	1,765,607
500,000	IBM Credit LLC	3.600	11/30/21	516,658
1,500,000	IBM Credit LLC	2.200	09/08/22	1,507,759
2,350,000	IBM Credit LLC	3.000	02/06/23	2,417,899
500,000	Intercontinental Exchange, Inc	2.750	12/01/20	503,832
300,000	Intercontinental Exchange, Inc	2.350	09/15/22	302,480
300,000	Intercontinental Exchange, Inc	3.450	09/21/23	314,216
350,000	Intercontinental Exchange, Inc	4.000	10/15/23	373,626
825,000	Intercontinental Exchange, Inc	3.750	12/01/25	888,217
1,000,000	Intercontinental Exchange, Inc	3.100	09/15/27	1,047,261
500,000	Intercontinental Exchange, Inc	3.750	09/21/28	547,693
575,000	Intercontinental Exchange, Inc	4.250	09/21/48	683,108
600,000	International Lease Finance Corp	5.875	08/15/22	657,389
125,000	Invesco Finance plc	3.125	11/30/22	128,056
200,000	Invesco Finance plc	4.000	01/30/24	212,482
800,000	Invesco Finance plc	3.750	01/15/26	852,884
200,000	Invesco Finance plc	5.375	11/30/43	240,154
300,000	Janus Capital Group, Inc	4.875	08/01/25	327,215
500,000	Jefferies Group LLC	6.875	04/15/21	531,345
1,000,000	Jefferies Group LLC	4.850	01/15/27	1,062,480
600,000	Jefferies Group LLC	6.450	06/08/27	695,394
1,000,000	Jefferies Group LLC	4.150	01/23/30	999,117
150,000	Lazard Group LLC	3.750	02/13/25	156,799
200,000	Lazard Group LLC	3.625	03/01/27	205,355
325,000	Lazard Group LLC	4.500	09/19/28	354,539
425,000	Lazard Group LLC	4.375	03/11/29	461,496
400,000	Legg Mason, Inc	5.625	01/15/44	446,570
1,500,000	Merrill Lynch & Co, Inc	6.110	01/29/37	1,961,516
72

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$125,000		Morgan Stanley	2.500%	04/21/21	$125,801
1,200,000		Morgan Stanley	5.500	07/28/21	1,272,921
1,675,000		Morgan Stanley	2.625	11/17/21	1,690,266
4,275,000		Morgan Stanley	2.750	05/19/22	4,336,501
2,850,000		Morgan Stanley	4.875	11/01/22	3,056,193
5,025,000		Morgan Stanley	3.125	01/23/23	5,154,720
475,000		Morgan Stanley	3.750	02/25/23	497,006
3,175,000		Morgan Stanley	4.100	05/22/23	3,343,379
5,350,000		Morgan Stanley	3.737	04/24/24	5,587,064
1,525,000		Morgan Stanley	3.875	04/29/24	1,622,507
4,092,000		Morgan Stanley	3.700	10/23/24	4,335,022
1,025,000		Morgan Stanley	2.720	07/22/25	1,036,827
500,000		Morgan Stanley	4.000	07/23/25	539,247
950,000		Morgan Stanley	5.000	11/24/25	1,064,463
575,000		Morgan Stanley	3.875	01/27/26	616,928
500,000		Morgan Stanley	3.125	07/27/26	514,941
400,000		Morgan Stanley	4.350	09/08/26	433,652
2,750,000		Morgan Stanley	3.625	01/20/27	2,906,131
1,975,000		Morgan Stanley	3.950	04/23/27	2,087,075
1,575,000		Morgan Stanley	3.591	07/22/28	1,661,267
4,850,000		Morgan Stanley	3.772	01/24/29	5,183,336
3,475,000		Morgan Stanley	4.431	01/23/30	3,904,683
150,000		Morgan Stanley	7.250	04/01/32	214,146
725,000		Morgan Stanley	3.971	07/22/38	796,080
2,175,000		Morgan Stanley	4.457	04/22/39	2,532,987
275,000		Morgan Stanley	6.375	07/24/42	400,300
175,000		Morgan Stanley	4.300	01/27/45	202,650
2,800,000		Morgan Stanley	4.375	01/22/47	3,291,603
250,000		NASDAQ, Inc	4.250	06/01/24	270,357
400,000		NASDAQ, Inc	3.850	06/30/26	428,685
500,000		National Rural Utilities Cooperative Finance Corp	2.300	11/01/20	501,725
350,000		National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	357,396
500,000		National Rural Utilities Cooperative Finance Corp	2.400	04/25/22	504,892
500,000		National Rural Utilities Cooperative Finance Corp	2.300	09/15/22	502,424
200,000		National Rural Utilities Cooperative Finance Corp	2.700	02/15/23	204,007
200,000		National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	209,329
300,000		National Rural Utilities Cooperative Finance Corp	2.950	02/07/24	310,320
400,000		National Rural Utilities Cooperative Finance Corp	2.850	01/27/25	412,195
200,000		National Rural Utilities Cooperative Finance Corp	3.250	11/01/25	209,891
1,000,000		National Rural Utilities Cooperative Finance Corp	3.400	02/07/28	1,073,801
200,000		National Rural Utilities Cooperative Finance Corp	3.900	11/01/28	222,843
300,000		National Rural Utilities Cooperative Finance Corp	3.700	03/15/29	331,649
500,000		National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	509,285
200,000		National Rural Utilities Cooperative Finance Corp	5.250	04/20/46	213,400
200,000		National Rural Utilities Cooperative Finance Corp	4.400	11/01/48	243,429
550,000		National Rural Utilities Cooperative Finance Corp	4.300	03/15/49	660,479
300,000	j	Navient Solutions LLC	0.000	10/03/22	281,822
1,550,000		Oesterreichische Kontrollbank AG.	1.500	10/21/20	1,543,931
375,000		Oesterreichische Kontrollbank AG.	2.875	09/07/21	383,063
500,000		Oesterreichische Kontrollbank AG.	2.375	10/01/21	506,130
750,000		Oesterreichische Kontrollbank AG.	2.625	01/31/22	765,677
1,200,000		Oesterreichische Kontrollbank AG.	1.625	09/17/22	1,198,401
73

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$750,000	Oesterreichische Kontrollbank AG.	2.875%	03/13/23	$779,769
1,350,000	Oesterreichische Kontrollbank AG.	3.125	11/07/23	1,426,648
475,000	ORIX Corp	2.900	07/18/22	483,010
500,000	ORIX Corp	4.050	01/16/24	532,944
500,000	ORIX Corp	3.250	12/04/24	519,381
200,000	ORIX Corp	3.700	07/18/27	214,401
750,000	PACCAR Financial Corp	2.800	03/01/21	759,032
200,000	PACCAR Financial Corp	3.150	08/09/21	204,129
300,000	PACCAR Financial Corp	2.850	03/01/22	305,626
750,000	PACCAR Financial Corp	2.650	05/10/22	761,740
200,000	PACCAR Financial Corp	2.000	09/26/22	200,276
200,000	PACCAR Financial Corp	3.400	08/09/23	209,249
300,000	PACCAR Financial Corp	2.150	08/15/24	299,960
600,000	Raymond James Financial, Inc	3.625	09/15/26	627,794
425,000	Raymond James Financial, Inc	4.950	07/15/46	508,118
1,600,000	Shire Acquisitions Investments Ireland DAC	2.400	09/23/21	1,607,418
3,125,000	Shire Acquisitions Investments Ireland DAC	2.875	09/23/23	3,187,718
1,400,000	Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	1,444,779
300,000	State Street Corp	2.550	08/18/20	301,414
300,000	State Street Corp	4.375	03/07/21	309,641
700,000	State Street Corp	1.950	05/19/21	700,055
500,000	State Street Corp	2.653	05/15/23	508,150
2,150,000	State Street Corp	3.100	05/15/23	2,225,164
300,000	State Street Corp	3.776	12/03/24	317,469
750,000	State Street Corp	3.300	12/16/24	787,047
375,000	State Street Corp	3.550	08/18/25	401,739
650,000	State Street Corp	2.650	05/19/26	665,954
300,000	State Street Corp	4.141	12/03/29	338,725
200,000	Stifel Financial Corp	3.500	12/01/20	202,105
100,000	Stifel Financial Corp	4.250	07/18/24	105,299
550,000	Synchrony Financial	2.850	07/25/22	554,848
500,000	Synchrony Financial	4.375	03/19/24	530,616
250,000	Synchrony Financial	4.250	08/15/24	263,768
600,000	Synchrony Financial	4.500	07/23/25	640,390
300,000	Synchrony Financial	3.700	08/04/26	306,245
900,000	Synchrony Financial	3.950	12/01/27	922,786
500,000	Synchrony Financial	5.150	03/19/29	554,622
300,000	Syngenta Finance NV	3.125	03/28/22	301,681
425,000	TD Ameritrade Holding Corp	2.950	04/01/22	435,738
300,000	TD Ameritrade Holding Corp	3.750	04/01/24	319,191
350,000	TD Ameritrade Holding Corp	3.625	04/01/25	372,646
525,000	TD Ameritrade Holding Corp	3.300	04/01/27	551,434
500,000	TD Ameritrade Holding Corp	2.750	10/01/29	502,954
500,000	Toyota Motor Credit Corp	3.050	01/08/21	507,496
300,000	Toyota Motor Credit Corp	1.900	04/08/21	300,072
1,500,000	Toyota Motor Credit Corp	2.950	04/13/21	1,524,152
500,000	Toyota Motor Credit Corp	3.400	09/15/21	514,743
1,750,000	Toyota Motor Credit Corp	2.600	01/11/22	1,777,747
2,500,000	Toyota Motor Credit Corp	2.650	04/12/22	2,545,561
300,000	Toyota Motor Credit Corp	2.800	07/13/22	307,557
500,000	Toyota Motor Credit Corp	2.150	09/08/22	503,629
500,000	Toyota Motor Credit Corp	2.700	01/11/23	512,191
500,000	Toyota Motor Credit Corp	3.450	09/20/23	528,897
74

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$400,000	Toyota Motor Credit Corp	3.350%	01/08/24	$421,641
1,500,000	Toyota Motor Credit Corp	3.400	04/14/25	1,602,114
300,000	Toyota Motor Credit Corp	3.050	01/11/28	316,968
400,000	Toyota Motor Credit Corp	3.650	01/08/29	443,035
250,000	Unilever Capital Corp	2.100	07/30/20	250,231
250,000	Unilever Capital Corp	4.250	02/10/21	257,384
500,000	Unilever Capital Corp	2.750	03/22/21	505,730
300,000	Unilever Capital Corp	1.375	07/28/21	296,613
625,000	Unilever Capital Corp	3.000	03/07/22	640,776
625,000	Unilever Capital Corp	2.200	05/05/22	629,118
500,000	Unilever Capital Corp	3.125	03/22/23	519,230
300,000	Unilever Capital Corp	3.250	03/07/24	316,039
1,100,000	Unilever Capital Corp	2.600	05/05/24	1,129,276
500,000	Unilever Capital Corp	3.375	03/22/25	529,930
450,000	Unilever Capital Corp	3.100	07/30/25	471,831
225,000	Unilever Capital Corp	2.000	07/28/26	223,071
800,000	Unilever Capital Corp	2.900	05/05/27	836,322
1,150,000	Unilever Capital Corp	3.500	03/22/28	1,256,410
500,000	Unilever Capital Corp	2.125	09/06/29	490,847
430,000	Unilever Capital Corp	5.900	11/15/32	584,987
1,550,000	Wells Fargo & Co	2.600	07/22/20	1,557,303
450,000	Wells Fargo & Co	2.550	12/07/20	452,404
1,000,000	Wells Fargo & Co	3.000	01/22/21	1,010,968
1,000,000	Wells Fargo & Co	2.500	03/04/21	1,004,589
1,200,000	Wells Fargo & Co	4.600	04/01/21	1,243,635
750,000	Wells Fargo & Co	2.100	07/26/21	749,777
4,000,000	Wells Fargo & Co	3.500	03/08/22	4,125,184
1,900,000	Wells Fargo & Co	2.625	07/22/22	1,921,138
1,750,000	Wells Fargo & Co	3.069	01/24/23	1,782,672
1,375,000	Wells Fargo & Co	3.450	02/13/23	1,420,364
800,000	Wells Fargo & Co	4.125	08/15/23	848,843
334,000	Wells Fargo & Co	4.480	01/16/24	360,425
1,350,000	Wells Fargo & Co	3.750	01/24/24	1,429,717
2,700,000	Wells Fargo & Co	3.300	09/09/24	2,822,452
4,100,000	Wells Fargo & Co	3.000	02/19/25	4,209,911
1,125,000	Wells Fargo & Co	3.550	09/29/25	1,190,184
3,350,000	Wells Fargo & Co	3.000	04/22/26	3,435,625
1,250,000	Wells Fargo & Co	4.100	06/03/26	1,339,837
2,575,000	Wells Fargo & Co	3.000	10/23/26	2,640,801
1,500,000	Wells Fargo & Co	3.196	06/17/27	1,549,861
1,200,000	Wells Fargo & Co	4.300	07/22/27	1,312,550
3,625,000	Wells Fargo & Co	3.584	05/22/28	3,840,329
6,175,000	Wells Fargo & Co	4.150	01/24/29	6,837,790
264,000	Wells Fargo & Co	5.375	02/07/35	337,836
1,050,000	Wells Fargo & Co	5.375	11/02/43	1,325,919
1,468,000	Wells Fargo & Co	5.606	01/15/44	1,898,855
475,000	Wells Fargo & Co	4.650	11/04/44	549,211
1,500,000	Wells Fargo & Co	3.900	05/01/45	1,693,988
950,000	Wells Fargo & Co	4.900	11/17/45	1,137,152
2,750,000	Wells Fargo & Co	4.400	06/14/46	3,089,960
1,975,000	Wells Fargo & Co	4.750	12/07/46	2,338,124
	TOTAL DIVERSIFIED FINANCIALS			491,422,931
75

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
ENERGY - 2.5%
$283,000	Apache Corp	3.250%	04/15/22	$288,111
2,300,000	Apache Corp	4.375	10/15/28	2,358,981
500,000	Apache Corp	4.250	01/15/30	507,302
1,305,000	Apache Corp	5.100	09/01/40	1,301,212
300,000	Apache Corp	5.250	02/01/42	306,408
1,150,000	Apache Corp	4.750	04/15/43	1,104,680
300,000	Apache Corp	4.250	01/15/44	267,539
500,000	Apache Corp	5.350	07/01/49	517,209
129,000	Baker Hughes a GE Co LLC	3.200	08/15/21	130,921
925,000	Baker Hughes a GE Co LLC	2.773	12/15/22	940,435
875,000	Baker Hughes a GE Co LLC	3.337	12/15/27	897,670
800,000	Baker Hughes a GE Co LLC	5.125	09/15/40	916,850
875,000	Baker Hughes a GE Co LLC	4.080	12/15/47	881,986
200,000	Boardwalk Pipelines LP	3.375	02/01/23	202,790
475,000	Boardwalk Pipelines LP	5.950	06/01/26	532,427
450,000	Boardwalk Pipelines LP	4.450	07/15/27	463,113
500,000	Boardwalk Pipelines LP	4.800	05/03/29	531,134
1,500,000	BP Capital Markets America, Inc	4.500	10/01/20	1,536,709
150,000	BP Capital Markets America, Inc	4.742	03/11/21	155,995
500,000	BP Capital Markets America, Inc	2.112	09/16/21	500,616
1,525,000	BP Capital Markets America, Inc	3.245	05/06/22	1,570,315
175,000	BP Capital Markets America, Inc	2.520	09/19/22	177,112
550,000	BP Capital Markets America, Inc	2.750	05/10/23	561,837
1,125,000	BP Capital Markets America, Inc	3.216	11/28/23	1,168,284
800,000	BP Capital Markets America, Inc	3.790	02/06/24	851,235
2,025,000	BP Capital Markets America, Inc	3.224	04/14/24	2,109,064
700,000	BP Capital Markets America, Inc	3.796	09/21/25	756,390
1,800,000	BP Capital Markets America, Inc	3.410	02/11/26	1,903,059
150,000	BP Capital Markets America, Inc	3.119	05/04/26	156,582
200,000	BP Capital Markets America, Inc	3.017	01/16/27	206,819
500,000	BP Capital Markets America, Inc	3.588	04/14/27	533,864
750,000	BP Capital Markets America, Inc	3.937	09/21/28	831,533
1,300,000	BP Capital Markets America, Inc	4.234	11/06/28	1,470,802
550,000	BP Capital Markets plc	3.062	03/17/22	562,991
1,225,000	BP Capital Markets plc	2.500	11/06/22	1,240,093
700,000	BP Capital Markets plc	3.994	09/26/23	748,934
925,000	BP Capital Markets plc	3.814	02/10/24	985,490
675,000	BP Capital Markets plc	3.535	11/04/24	716,743
675,000	BP Capital Markets plc	3.506	03/17/25	716,001
925,000	BP Capital Markets plc	3.279	09/19/27	973,770
300,000	BP Capital Markets plc	3.723	11/28/28	327,679
200,000	Buckeye Partners LP	4.875	02/01/21	202,940
200,000	Buckeye Partners LP	4.350	10/15/24	195,410
1,050,000	Buckeye Partners LP	3.950	12/01/26	924,629
200,000	Buckeye Partners LP	4.125	12/01/27	175,097
200,000	Buckeye Partners LP	5.850	11/15/43	169,425
100,000	Buckeye Partners LP	5.600	10/15/44	80,633
575,000	Burlington Resources Finance Co	7.200	08/15/31	811,188
200,000	Burlington Resources Finance Co	7.400	12/01/31	285,102
600,000	Canadian Natural Resources Ltd	2.950	01/15/23	610,936
76

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$600,000	Canadian Natural Resources Ltd	3.800%	04/15/24	$629,183
700,000	Canadian Natural Resources Ltd	3.900	02/01/25	738,646
1,125,000	Canadian Natural Resources Ltd	3.850	06/01/27	1,186,799
1,625,000	Canadian Natural Resources Ltd	6.250	03/15/38	2,075,987
800,000	Canadian Natural Resources Ltd	4.950	06/01/47	945,711
725,000	Cenovus Energy, Inc	4.250	04/15/27	755,940
1,750,000	Cenovus Energy, Inc	5.250	06/15/37	1,906,818
750,000	Cenovus Energy, Inc	5.400	06/15/47	844,880
2,750,000	Chevron Corp	2.100	05/16/21	2,760,535
400,000	Chevron Corp	2.411	03/03/22	404,632
300,000	Chevron Corp	2.498	03/03/22	304,492
1,050,000	Chevron Corp	2.355	12/05/22	1,064,319
500,000	Chevron Corp	2.566	05/16/23	510,764
400,000	Chevron Corp	3.191	06/24/23	417,394
425,000	Chevron Corp	2.895	03/03/24	441,272
400,000	Chevron Corp	3.326	11/17/25	429,279
2,475,000	Chevron Corp	2.954	05/16/26	2,588,620
500,000	Cimarex Energy Co	4.375	06/01/24	525,435
525,000	Cimarex Energy Co	3.900	05/15/27	534,639
300,000	Cimarex Energy Co	4.375	03/15/29	315,794
825,000	Concho Resources, Inc	3.750	10/01/27	857,647
950,000	Concho Resources, Inc	4.300	08/15/28	1,024,753
400,000	Concho Resources, Inc	4.875	10/01/47	457,216
300,000	Concho Resources, Inc	4.850	08/15/48	343,978
2,800,000	ConocoPhillips Co	4.950	03/15/26	3,228,564
77,000	ConocoPhillips Co	4.150	11/15/34	84,688
250,000	ConocoPhillips Co	5.900	05/15/38	339,792
1,585,000	ConocoPhillips Co	6.500	02/01/39	2,293,558
300,000	ConocoPhillips Co	4.300	11/15/44	347,340
1,650,000	ConocoPhillips Co	5.950	03/15/46	2,371,884
925,000	ConocoPhillips Holding Co	6.950	04/15/29	1,259,453
687,000	Continental Resources, Inc	5.000	09/15/22	693,052
400,000	Continental Resources, Inc	4.500	04/15/23	415,518
2,325,000	Continental Resources, Inc	4.375	01/15/28	2,402,342
885,000	Devon Energy Corp	5.600	07/15/41	1,072,795
700,000	Devon Energy Corp	4.750	05/15/42	769,266
1,100,000	Devon Energy Corp	5.000	06/15/45	1,274,555
725,000	Ecopetrol S.A.	5.875	09/18/23	807,287
1,000,000	Ecopetrol S.A.	4.125	01/16/25	1,055,350
975,000	Ecopetrol S.A.	5.375	06/26/26	1,094,535
200,000	Ecopetrol S.A.	7.375	09/18/43	267,252
1,725,000	Ecopetrol S.A.	5.875	05/28/45	2,026,185
300,000	El Paso Corp	7.750	01/15/32	413,099
675,000	Enbridge Energy Partners LP	4.375	10/15/20	689,120
1,200,000	Enbridge Energy Partners LP	5.875	10/15/25	1,397,924
300,000	Enbridge Energy Partners LP	5.500	09/15/40	354,567
200,000	Enbridge Energy Partners LP	7.375	10/15/45	296,297
800,000	Enbridge, Inc	2.900	07/15/22	815,186
300,000	Enbridge, Inc	4.000	10/01/23	317,987
100,000	Enbridge, Inc	4.250	12/01/26	109,409
100,000	Enbridge, Inc	3.700	07/15/27	105,675
300,000	Enbridge, Inc	4.500	06/10/44	329,116
925,000	Enbridge, Inc	5.500	12/01/46	1,173,125
77

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Enbridge, Inc	6.250%	03/01/78	$529,943
2,400,000	EnCana Corp	3.900	11/15/21	2,458,581
2,350,000	EnCana Corp	6.500	08/15/34	2,865,037
1,250,000	Energy Transfer Operating LP	7.500	10/15/20	1,313,605
2,775,000	Energy Transfer Operating LP	4.500	04/15/24	2,956,973
2,600,000	Energy Transfer Operating LP	5.250	04/15/29	2,932,998
2,750,000	Energy Transfer Operating LP	6.250	04/15/49	3,338,935
1,250,000	Energy Transfer Partners LP	4.150	10/01/20	1,268,621
500,000	Energy Transfer Partners LP	4.650	06/01/21	515,002
450,000	Energy Transfer Partners LP	5.200	02/01/22	474,898
525,000	Energy Transfer Partners LP	3.600	02/01/23	539,338
200,000	Energy Transfer Partners LP	4.200	09/15/23	210,410
500,000	Energy Transfer Partners LP	4.900	02/01/24	538,827
825,000	Energy Transfer Partners LP	4.050	03/15/25	862,927
325,000	Energy Transfer Partners LP	4.750	01/15/26	352,347
250,000	Energy Transfer Partners LP	4.200	04/15/27	262,977
350,000	Energy Transfer Partners LP	4.950	06/15/28	384,735
400,000	Energy Transfer Partners LP	4.900	03/15/35	413,192
500,000	Energy Transfer Partners LP	5.800	06/15/38	572,471
140,000	Energy Transfer Partners LP	7.500	07/01/38	179,820
650,000	Energy Transfer Partners LP	6.500	02/01/42	779,499
200,000	Energy Transfer Partners LP	5.150	02/01/43	207,874
200,000	Energy Transfer Partners LP	5.950	10/01/43	226,227
550,000	Energy Transfer Partners LP	5.150	03/15/45	576,753
625,000	Energy Transfer Partners LP	6.125	12/15/45	732,848
500,000	Energy Transfer Partners LP	5.300	04/15/47	537,873
1,025,000	Energy Transfer Partners LP	6.000	06/15/48	1,211,700
600,000	Enterprise Products Operating LLC	5.200	09/01/20	616,501
900,000	Enterprise Products Operating LLC	2.800	02/15/21	908,492
100,000	Enterprise Products Operating LLC	2.850	04/15/21	101,067
300,000	Enterprise Products Operating LLC	3.500	02/01/22	309,781
400,000	Enterprise Products Operating LLC	4.050	02/15/22	417,841
250,000	Enterprise Products Operating LLC	3.350	03/15/23	258,646
950,000	Enterprise Products Operating LLC	3.900	02/15/24	1,010,636
225,000	Enterprise Products Operating LLC	3.750	02/15/25	239,387
450,000	Enterprise Products Operating LLC	3.700	02/15/26	478,377
3,065,000	Enterprise Products Operating LLC	3.950	02/15/27	3,324,487
725,000	Enterprise Products Operating LLC	4.150	10/16/28	803,076
700,000	Enterprise Products Operating LLC	3.125	07/31/29	715,890
480,000	Enterprise Products Operating LLC	6.125	10/15/39	623,650
175,000	Enterprise Products Operating LLC	5.950	02/01/41	223,274
525,000	Enterprise Products Operating LLC	4.850	08/15/42	602,794
325,000	Enterprise Products Operating LLC	4.450	02/15/43	355,541
1,775,000	Enterprise Products Operating LLC	4.850	03/15/44	2,039,057
775,000	Enterprise Products Operating LLC	5.100	02/15/45	912,977
500,000	Enterprise Products Operating LLC	4.900	05/15/46	580,084
675,000	Enterprise Products Operating LLC	4.250	02/15/48	726,193
2,475,000	Enterprise Products Operating LLC	4.800	02/01/49	2,871,604
350,000	Enterprise Products Operating LLC	4.200	01/31/50	374,253
200,000	Enterprise Products Operating LLC	4.950	10/15/54	232,808
200,000	Enterprise Products Operating LLC	4.875	08/16/77	193,250
700,000	Enterprise Products Operating LLC	5.250	08/16/77	694,159
78

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$400,000	Enterprise Products Operating LLC	5.375%	02/15/78	$386,089
440,000	EOG Resources, Inc	4.100	02/01/21	452,118
1,025,000	EOG Resources, Inc	2.625	03/15/23	1,044,838
475,000	EOG Resources, Inc	4.150	01/15/26	525,417
200,000	EOG Resources, Inc	3.900	04/01/35	222,824
200,000	EOG Resources, Inc	5.100	01/15/36	243,788
300,000	EQT Corp	2.500	10/01/20	299,520
1,175,000	EQT Corp	3.000	10/01/22	1,129,924
675,000	EQT Corp	3.900	10/01/27	585,228
525,000	EQT Midstream Partners LP	4.750	07/15/23	526,977
300,000	EQT Midstream Partners LP	4.000	08/01/24	290,797
200,000	EQT Midstream Partners LP	4.125	12/01/26	186,084
900,000	EQT Midstream Partners LP	5.500	07/15/28	900,294
300,000	EQT Midstream Partners LP	6.500	07/15/48	289,348
1,500,000	Equinor ASA	3.625	09/10/28	1,660,886
675,000	Exxon Mobil Corp	2.397	03/06/22	685,311
350,000	Exxon Mobil Corp	1.902	08/16/22	351,739
1,350,000	Exxon Mobil Corp	2.726	03/01/23	1,387,122
175,000	Exxon Mobil Corp	3.176	03/15/24	184,191
1,000,000	Exxon Mobil Corp	2.019	08/16/24	1,007,181
850,000	Exxon Mobil Corp	2.709	03/06/25	878,591
4,177,000	Exxon Mobil Corp	3.043	03/01/26	4,382,622
1,000,000	Exxon Mobil Corp	2.275	08/16/26	1,007,638
1,000,000	Exxon Mobil Corp	2.440	08/16/29	1,009,186
1,000,000	Exxon Mobil Corp	2.995	08/16/39	1,003,609
500,000	Exxon Mobil Corp	3.567	03/06/45	543,392
1,225,000	Exxon Mobil Corp	4.114	03/01/46	1,455,385
1,000,000	Exxon Mobil Corp	3.095	08/16/49	1,006,415
200,000	Gulf South Pipeline Co LP	4.000	06/15/22	204,879
125,000	Halliburton Co	3.500	08/01/23	129,833
3,050,000	Halliburton Co	3.800	11/15/25	3,234,498
500,000	Halliburton Co	4.850	11/15/35	555,000
125,000	Halliburton Co	6.700	09/15/38	165,603
125,000	Halliburton Co	7.450	09/15/39	178,126
750,000	Halliburton Co	4.750	08/01/43	809,671
2,025,000	Halliburton Co	5.000	11/15/45	2,269,203
200,000	Helmerich & Payne, Inc	4.650	03/15/25	216,177
200,000	Hess Corp	3.500	07/15/24	204,127
2,100,000	Hess Corp	4.300	04/01/27	2,194,404
200,000	Hess Corp	6.000	01/15/40	231,801
1,190,000	Hess Corp	5.600	02/15/41	1,319,170
300,000	Hess Corp	5.800	04/01/47	345,341
200,000	HollyFrontier Corp	5.875	04/01/26	223,953
500,000	Husky Energy, Inc	4.000	04/15/24	523,712
825,000	Husky Energy, Inc	4.400	04/15/29	868,836
130,000	Husky Energy, Inc	6.800	09/15/37	169,087
300,000	Kinder Morgan Energy Partners LP	4.150	02/01/24	319,190
500,000	Kinder Morgan Energy Partners LP	4.250	09/01/24	536,388
300,000	Kinder Morgan Energy Partners LP	6.950	01/15/38	391,805
535,000	Kinder Morgan Energy Partners LP	6.500	09/01/39	677,273
400,000	Kinder Morgan Energy Partners LP	4.700	11/01/42	421,546
500,000	Kinder Morgan Energy Partners LP	5.000	03/01/43	549,197
400,000	Kinder Morgan Energy Partners LP	5.500	03/01/44	460,926
79

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Kinder Morgan Energy Partners LP	5.400%	09/01/44	$229,267
525,000		Kinder Morgan, Inc	3.950	09/01/22	546,539
3,600,000		Kinder Morgan, Inc	3.150	01/15/23	3,688,997
2,525,000		Kinder Morgan, Inc	4.300	06/01/25	2,729,972
2,825,000		Kinder Morgan, Inc	4.300	03/01/28	3,070,253
3,300,000		Kinder Morgan, Inc	5.300	12/01/34	3,791,013
1,600,000		Kinder Morgan, Inc	5.550	06/01/45	1,888,127
2,325,000		Kinder Morgan, Inc	5.200	03/01/48	2,679,096
125,000		Magellan Midstream Partners LP	4.250	02/01/21	128,186
900,000		Magellan Midstream Partners LP	5.000	03/01/26	1,010,423
225,000		Magellan Midstream Partners LP	4.250	09/15/46	239,221
425,000		Magellan Midstream Partners LP	4.200	10/03/47	444,887
525,000		Magellan Midstream Partners LP	4.850	02/01/49	610,084
500,000		Magellan Midstream Partners LP	3.950	03/01/50	506,913
1,150,000		Marathon Oil Corp	2.800	11/01/22	1,157,178
300,000		Marathon Oil Corp	3.850	06/01/25	311,955
1,475,000		Marathon Oil Corp	4.400	07/15/27	1,573,842
505,000		Marathon Oil Corp	6.600	10/01/37	628,526
200,000		Marathon Oil Corp	5.200	06/01/45	225,379
250,000		Marathon Petroleum Corp	3.400	12/15/20	252,754
250,000		Marathon Petroleum Corp	5.125	03/01/21	259,861
2,175,000		Marathon Petroleum Corp	3.625	09/15/24	2,276,045
200,000		Marathon Petroleum Corp	3.800	04/01/28	208,498
800,000		Marathon Petroleum Corp	6.500	03/01/41	996,237
450,000		Marathon Petroleum Corp	4.750	09/15/44	483,907
250,000		Marathon Petroleum Corp	5.850	12/15/45	284,571
200,000		Marathon Petroleum Corp	4.500	04/01/48	209,078
200,000		Marathon Petroleum Corp	5.000	09/15/54	213,907
175,000		MPLX LP	3.375	03/15/23	179,658
1,000,000	g	MPLX LP	6.375	05/01/24	1,049,009
1,000,000		MPLX LP	4.875	12/01/24	1,097,849
2,500,000		MPLX LP	4.875	06/01/25	2,750,578
100,000		MPLX LP	4.125	03/01/27	105,517
475,000		MPLX LP	4.000	03/15/28	495,284
1,200,000		MPLX LP	4.800	02/15/29	1,326,024
975,000		MPLX LP	4.500	04/15/38	1,011,158
375,000		MPLX LP	5.200	03/01/47	414,495
825,000		MPLX LP	4.700	04/15/48	861,750
1,350,000		MPLX LP	5.500	02/15/49	1,572,569
1,100,000		MPLX LP	4.900	04/15/58	1,124,976
600,000		National Oilwell Varco, Inc	2.600	12/01/22	603,239
800,000		National Oilwell Varco, Inc	3.950	12/01/42	733,624
935,000		Nexen, Inc	6.400	05/15/37	1,317,543
750,000		Noble Energy, Inc	3.900	11/15/24	786,320
1,250,000		Noble Energy, Inc	3.850	01/15/28	1,297,480
1,000,000		Noble Energy, Inc	3.250	10/15/29	989,946
875,000		Noble Energy, Inc	6.000	03/01/41	1,056,951
450,000		Noble Energy, Inc	5.250	11/15/43	501,498
175,000		Noble Energy, Inc	5.050	11/15/44	191,011
200,000		Noble Energy, Inc	4.950	08/15/47	218,430
1,000,000		Noble Energy, Inc	4.200	10/15/49	981,466
699,000		Occidental Petroleum Corp	4.850	03/15/21	722,745
80

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$900,000		Occidental Petroleum Corp	2.600%	08/13/21	$905,829
250,000		Occidental Petroleum Corp	3.125	02/15/22	253,700
200,000		Occidental Petroleum Corp	2.600	04/15/22	201,018
550,000		Occidental Petroleum Corp	2.700	08/15/22	554,813
400,000		Occidental Petroleum Corp	2.700	02/15/23	402,152
2,000,000		Occidental Petroleum Corp	2.900	08/15/24	2,015,186
975,000		Occidental Petroleum Corp	3.500	06/15/25	1,002,779
2,100,000		Occidental Petroleum Corp	5.550	03/15/26	2,374,472
925,000		Occidental Petroleum Corp	3.400	04/15/26	939,551
675,000		Occidental Petroleum Corp	3.200	08/15/26	679,992
1,800,000		Occidental Petroleum Corp	3.000	02/15/27	1,786,815
725,000		Occidental Petroleum Corp	3.500	08/15/29	736,123
200,000		Occidental Petroleum Corp	7.500	05/01/31	262,017
400,000		Occidental Petroleum Corp	6.450	09/15/36	495,061
125,000		Occidental Petroleum Corp	4.300	08/15/39	128,307
1,325,000		Occidental Petroleum Corp	6.200	03/15/40	1,599,369
200,000		Occidental Petroleum Corp	4.500	07/15/44	203,486
300,000		Occidental Petroleum Corp	4.625	06/15/45	309,913
1,600,000		Occidental Petroleum Corp	6.600	03/15/46	2,085,076
240,000		Occidental Petroleum Corp	4.400	04/15/46	244,202
300,000		Occidental Petroleum Corp	4.100	02/15/47	292,210
1,000,000		Occidental Petroleum Corp	4.200	03/15/48	991,891
1,000,000		Occidental Petroleum Corp	4.400	08/15/49	1,028,158
175,000		ONEOK, Inc	2.750	09/01/24	175,905
1,300,000		ONEOK, Inc	4.000	07/13/27	1,360,729
725,000		ONEOK, Inc	4.550	07/15/28	785,122
325,000		ONEOK, Inc	4.350	03/15/29	347,747
500,000		ONEOK, Inc	3.400	09/01/29	494,838
675,000		ONEOK, Inc	4.950	07/13/47	732,261
1,350,000		ONEOK, Inc	5.200	07/15/48	1,500,166
500,000		ONEOK, Inc	4.450	09/01/49	499,125
350,000		Patterson-UTI Energy, Inc	3.950	02/01/28	351,536
250,000		Petro-Canada	6.800	05/15/38	349,517
2,000,000		Petroleos Mexicanos	5.375	03/13/22	2,107,500
105,000		Petroleos Mexicanos	1.700	12/20/22	104,494
105,000		Petroleos Mexicanos	2.000	12/20/22	105,110
1,950,000		Petroleos Mexicanos	4.500	01/23/26	1,883,681
500,000		Petroleos Mexicanos	6.875	08/04/26	537,500
3,597,500	g,h	Petroleos Mexicanos	6.490	01/23/27	3,750,034
6,150,000		Petroleos Mexicanos	6.500	03/13/27	6,402,150
11,000,000		Petroleos Mexicanos	5.350	02/12/28	10,511,930
2,550,000		Petroleos Mexicanos	6.500	01/23/29	2,588,123
4,211,000	g,h	Petroleos Mexicanos	6.840	01/23/30	4,355,016
1,540,000		Petroleos Mexicanos	6.500	06/02/41	1,471,470
575,000		Petroleos Mexicanos	6.375	01/23/45	533,313
3,090,000		Petroleos Mexicanos	6.750	09/21/47	2,965,782
2,948,000		Petroleos Mexicanos	6.350	02/12/48	2,708,947
2,022,531	g,h	Petroleos Mexicanos	7.690	01/23/50	2,109,096
925,000		Phillips 66	4.300	04/01/22	975,430
1,000,000		Phillips 66	3.900	03/15/28	1,078,249
738,000		Phillips 66	4.650	11/15/34	852,500
125,000		Phillips 66	5.875	05/01/42	164,933
1,775,000		Phillips 66	4.875	11/15/44	2,116,162
81

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Phillips 66 Partners LP	3.550%	10/01/26	$103,142
675,000	Phillips 66 Partners LP	3.750	03/01/28	702,099
500,000	Phillips 66 Partners LP	3.150	12/15/29	492,037
425,000	Phillips 66 Partners LP	4.680	02/15/45	456,264
350,000	Phillips 66 Partners LP	4.900	10/01/46	393,287
1,125,000	Pioneer Natural Resources Co	3.450	01/15/21	1,139,936
200,000	Pioneer Natural Resources Co	4.450	01/15/26	219,137
700,000	Plains All American Pipeline LP	5.000	02/01/21	718,108
200,000	Plains All American Pipeline LP	2.850	01/31/23	200,013
400,000	Plains All American Pipeline LP	3.850	10/15/23	414,347
575,000	Plains All American Pipeline LP	3.600	11/01/24	588,769
1,025,000	Plains All American Pipeline LP	4.650	10/15/25	1,096,646
2,075,000	Plains All American Pipeline LP	4.500	12/15/26	2,202,467
750,000	Plains All American Pipeline LP	3.550	12/15/29	737,316
100,000	Plains All American Pipeline LP	6.650	01/15/37	119,016
250,000	Plains All American Pipeline LP	5.150	06/01/42	254,019
300,000	Plains All American Pipeline LP	4.700	06/15/44	293,023
300,000	Plains All American Pipeline LP	4.900	02/15/45	302,065
375,000	Regency Energy Partners LP	5.875	03/01/22	401,152
2,250,000	Sabine Pass Liquefaction LLC	5.625	02/01/21	2,324,318
175,000	Sabine Pass Liquefaction LLC	6.250	03/15/22	188,562
375,000	Sabine Pass Liquefaction LLC	5.625	04/15/23	407,495
690,000	Sabine Pass Liquefaction LLC	5.750	05/15/24	769,156
1,775,000	Sabine Pass Liquefaction LLC	5.625	03/01/25	1,994,765
275,000	Sabine Pass Liquefaction LLC	5.875	06/30/26	315,261
2,675,000	Sabine Pass Liquefaction LLC	5.000	03/15/27	2,954,942
550,000	Sabine Pass Liquefaction LLC	4.200	03/15/28	583,086
1,000,000	Schlumberger Investment S.A.	3.650	12/01/23	1,057,384
500,000	Shell International Finance BV	1.875	05/10/21	500,190
950,000	Shell International Finance BV	1.750	09/12/21	948,290
575,000	Shell International Finance BV	2.375	08/21/22	583,554
500,000	Shell International Finance BV	2.250	01/06/23	505,067
350,000	Shell International Finance BV	3.400	08/12/23	368,758
1,175,000	Shell International Finance BV	3.500	11/13/23	1,245,290
5,075,000	Shell International Finance BV	3.250	05/11/25	5,376,855
2,075,000	Shell International Finance BV	2.875	05/10/26	2,163,065
925,000	Shell International Finance BV	2.500	09/12/26	941,434
1,225,000	Shell International Finance BV	3.875	11/13/28	1,375,647
500,000	Shell International Finance BV	4.125	05/11/35	576,386
350,000	Shell International Finance BV	6.375	12/15/38	511,191
100,000	Shell International Finance BV	5.500	03/25/40	135,182
1,200,000	Shell International Finance BV	4.550	08/12/43	1,470,931
2,025,000	Shell International Finance BV	4.375	05/11/45	2,448,561
650,000	Shell International Finance BV	4.000	05/10/46	751,997
3,180,000	Shell International Finance BV	3.750	09/12/46	3,551,376
200,000	Spectra Energy Partners LP	4.750	03/15/24	218,071
400,000	Spectra Energy Partners LP	3.500	03/15/25	416,063
1,100,000	Spectra Energy Partners LP	3.375	10/15/26	1,138,672
200,000	Spectra Energy Partners LP	5.950	09/25/43	253,635
600,000	Spectra Energy Partners LP	4.500	03/15/45	652,972
500,000	Statoil ASA	2.250	11/08/19	500,003
300,000	Statoil ASA	2.900	11/08/20	303,130
82

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Statoil ASA	2.750%	11/10/21	$507,011
925,000	Statoil ASA	2.450	01/17/23	939,374
475,000	Statoil ASA	2.650	01/15/24	487,911
450,000	Statoil ASA	3.700	03/01/24	481,726
500,000	Statoil ASA	3.250	11/10/24	529,432
200,000	Statoil ASA	5.100	08/17/40	258,161
400,000	Statoil ASA	4.250	11/23/41	468,177
300,000	Statoil ASA	3.950	05/15/43	342,448
1,300,000	Statoil ASA	4.800	11/08/43	1,661,120
1,775,000	Suncor Energy, Inc	3.600	12/01/24	1,871,375
1,625,000	Suncor Energy, Inc	6.500	06/15/38	2,242,831
1,550,000	Suncor Energy, Inc	4.000	11/15/47	1,665,869
200,000	Sunoco Logistics Partners Operations LP	4.400	04/01/21	205,435
1,181,000	Sunoco Logistics Partners Operations LP	3.450	01/15/23	1,206,780
300,000	Sunoco Logistics Partners Operations LP	4.250	04/01/24	315,975
200,000	Sunoco Logistics Partners Operations LP	5.950	12/01/25	228,484
400,000	Sunoco Logistics Partners Operations LP	3.900	07/15/26	414,979
1,775,000	Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,837,534
100,000	Sunoco Logistics Partners Operations LP	6.100	02/15/42	114,135
300,000	Sunoco Logistics Partners Operations LP	5.300	04/01/44	315,889
200,000	Sunoco Logistics Partners Operations LP	5.350	05/15/45	214,438
1,225,000	Sunoco Logistics Partners Operations LP	5.400	10/01/47	1,336,422
100,000	TechnipFMC plc	3.450	10/01/22	101,910
300,000	Total Capital Canada Ltd	2.750	07/15/23	308,323
300,000	Total Capital International S.A.	2.750	06/19/21	304,022
500,000	Total Capital International S.A.	2.218	07/12/21	502,462
1,150,000	Total Capital International S.A.	2.875	02/17/22	1,175,964
1,675,000	Total Capital International S.A.	2.700	01/25/23	1,709,669
750,000	Total Capital International S.A.	3.700	01/15/24	799,921
450,000	Total Capital International S.A.	3.750	04/10/24	482,081
500,000	Total Capital International S.A.	2.434	01/10/25	505,012
900,000	Total Capital International S.A.	3.455	02/19/29	971,936
500,000	Total Capital International S.A.	2.829	01/10/30	515,378
500,000	Total Capital International S.A.	3.461	07/12/49	529,188
100,000	Total Capital S.A.	4.125	01/28/21	102,795
1,125,000	Total Capital S.A.	3.883	10/11/28	1,258,270
600,000	TransCanada PipeLines Ltd	3.800	10/01/20	609,574
325,000	TransCanada PipeLines Ltd	2.500	08/01/22	328,451
1,225,000	TransCanada PipeLines Ltd	4.875	01/15/26	1,375,349
3,175,000	TransCanada PipeLines Ltd	4.250	05/15/28	3,510,540
1,925,000	TransCanada PipeLines Ltd	4.625	03/01/34	2,185,714
100,000	TransCanada PipeLines Ltd	6.200	10/15/37	129,428
500,000	TransCanada PipeLines Ltd	4.750	05/15/38	571,162
200,000	TransCanada PipeLines Ltd	7.625	01/15/39	297,854
125,000	TransCanada PipeLines Ltd	6.100	06/01/40	161,696
1,200,000	TransCanada PipeLines Ltd	5.000	10/16/43	1,384,049
750,000	TransCanada PipeLines Ltd	4.875	05/15/48	872,451
525,000	TransCanada PipeLines Ltd	5.100	03/15/49	630,774
193,000	Vale Overseas Ltd	4.375	01/11/22	199,273
5,525,000	Vale Overseas Ltd	6.250	08/10/26	6,367,563
150,000	Vale Overseas Ltd	8.250	01/17/34	204,938
1,164,000	Vale Overseas Ltd	6.875	11/21/36	1,474,788
825,000	Valero Energy Corp	3.650	03/15/25	868,020
83

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$675,000	Valero Energy Corp	3.400%	09/15/26	$692,155
500,000	Valero Energy Corp	4.350	06/01/28	543,227
1,175,000	Valero Energy Corp	4.000	04/01/29	1,249,108
455,000	Valero Energy Corp	7.500	04/15/32	620,035
850,000	Valero Energy Corp	6.625	06/15/37	1,100,375
300,000	Valero Energy Corp	4.900	03/15/45	333,115
200,000	Valero Energy Partners LP	4.375	12/15/26	217,232
300,000	Valero Energy Partners LP	4.500	03/15/28	327,902
450,000	Western Gas Partners LP	4.000	07/01/22	455,452
200,000	Western Gas Partners LP	3.950	06/01/25	193,344
700,000	Western Gas Partners LP	4.650	07/01/26	691,762
250,000	Western Gas Partners LP	4.500	03/01/28	241,033
400,000	Western Gas Partners LP	4.750	08/15/28	393,766
200,000	Western Gas Partners LP	5.450	04/01/44	177,429
575,000	Western Gas Partners LP	5.300	03/01/48	499,468
200,000	Western Gas Partners LP	5.500	08/15/48	177,467
600,000	Williams Partners LP	4.000	11/15/21	616,732
1,000,000	Williams Partners LP	3.600	03/15/22	1,027,211
2,375,000	Williams Partners LP	3.350	08/15/22	2,428,222
300,000	Williams Partners LP	4.500	11/15/23	321,130
300,000	Williams Partners LP	4.300	03/04/24	319,082
150,000	Williams Partners LP	3.900	01/15/25	157,175
925,000	Williams Partners LP	4.000	09/15/25	977,973
1,300,000	Williams Partners LP	3.750	06/15/27	1,344,783
300,000	Williams Partners LP	6.300	04/15/40	367,722
300,000	Williams Partners LP	5.800	11/15/43	348,675
300,000	Williams Partners LP	5.400	03/04/44	336,344
1,000,000	Williams Partners LP	4.900	01/15/45	1,057,406
225,000	Williams Partners LP	5.100	09/15/45	246,490
1,700,000	Williams Partners LP	4.850	03/01/48	1,824,361
	TOTAL ENERGY			415,118,886

FOOD & STAPLES RETAILING - 0.6%
500,000	Costco Wholesale Corp	2.150	05/18/21	502,264
200,000	Costco Wholesale Corp	2.250	02/15/22	201,924
1,300,000	Costco Wholesale Corp	2.300	05/18/22	1,312,409
400,000	Costco Wholesale Corp	2.750	05/18/24	413,952
625,000	Costco Wholesale Corp	3.000	05/18/27	662,428
1,222,000	CVS Health Corp	3.350	03/09/21	1,241,854
1,025,000	CVS Health Corp	2.125	06/01/21	1,024,003
900,000	CVS Health Corp	3.500	07/20/22	929,254
925,000	CVS Health Corp	2.750	12/01/22	936,347
5,300,000	CVS Health Corp	3.700	03/09/23	5,516,380
425,000	CVS Health Corp	4.000	12/05/23	449,141
900,000	CVS Health Corp	3.375	08/12/24	931,475
250,000	CVS Health Corp	2.625	08/15/24	250,863
5,075,000	CVS Health Corp	4.100	03/25/25	5,419,063
1,969,000	CVS Health Corp	3.875	07/20/25	2,085,825
2,550,000	CVS Health Corp	2.875	06/01/26	2,553,125
1,250,000	CVS Health Corp	3.000	08/15/26	1,255,973
5,550,000	CVS Health Corp	4.300	03/25/28	6,002,949
275,000	CVS Health Corp	3.250	08/15/29	276,505
84

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$4,100,000	CVS Health Corp	4.780%	03/25/38	$4,519,847
400,000	CVS Health Corp	5.300	12/05/43	468,386
1,800,000	CVS Health Corp	5.125	07/20/45	2,051,092
8,525,000	CVS Health Corp	5.050	03/25/48	9,694,907
69,000	Delhaize Group S.A.	5.700	10/01/40	85,247
200,000	Kroger Co	2.950	11/01/21	203,119
200,000	Kroger Co	3.400	04/15/22	206,381
2,525,000	Kroger Co	2.800	08/01/22	2,569,309
200,000	Kroger Co	3.850	08/01/23	210,879
300,000	Kroger Co	4.000	02/01/24	319,158
100,000	Kroger Co	3.500	02/01/26	104,223
1,275,000	Kroger Co	2.650	10/15/26	1,264,674
175,000	Kroger Co	3.700	08/01/27	184,945
1,150,000	Kroger Co	4.500	01/15/29	1,286,583
100,000	Kroger Co	6.900	04/15/38	131,184
250,000	Kroger Co	5.000	04/15/42	270,854
300,000	Kroger Co	5.150	08/01/43	331,312
300,000	Kroger Co	3.875	10/15/46	286,385
900,000	Kroger Co	4.450	02/01/47	929,011
700,000	Kroger Co	4.650	01/15/48	749,600
300,000	Kroger Co	5.400	01/15/49	355,334
500,000	SYSCO Corp	2.600	10/01/20	502,310
125,000	SYSCO Corp	2.500	07/15/21	125,782
250,000	SYSCO Corp	3.550	03/15/25	265,280
125,000	SYSCO Corp	3.750	10/01/25	134,202
350,000	SYSCO Corp	3.300	07/15/26	364,661
1,600,000	SYSCO Corp	3.250	07/15/27	1,676,628
300,000	SYSCO Corp	4.850	10/01/45	361,727
500,000	SYSCO Corp	4.500	04/01/46	576,304
250,000	SYSCO Corp	4.450	03/15/48	292,559
275,000	Walgreen Co	3.100	09/15/22	281,704
200,000	Walgreen Co	4.400	09/15/42	201,758
800,000	Walgreens Boots Alliance, Inc	3.300	11/18/21	818,826
375,000	Walgreens Boots Alliance, Inc	3.800	11/18/24	395,512
3,275,000	Walgreens Boots Alliance, Inc	3.450	06/01/26	3,385,730
1,400,000	Walgreens Boots Alliance, Inc	4.500	11/18/34	1,488,926
400,000	Walgreens Boots Alliance, Inc	4.800	11/18/44	422,872
125,000	Walgreens Boots Alliance, Inc	4.650	06/01/46	130,548
675,000	Wal-Mart Stores, Inc	2.350	12/15/22	684,747
1,475,000	Wal-Mart Stores, Inc	2.550	04/11/23	1,505,418
1,250,000	Wal-Mart Stores, Inc	3.300	04/22/24	1,320,500
1,725,000	Wal-Mart Stores, Inc	2.650	12/15/24	1,779,727
375,000	Wal-Mart Stores, Inc	5.250	09/01/35	499,880
4,725,000	Wal-Mart Stores, Inc	3.625	12/15/47	5,299,911
2,550,000	Walmart, Inc	1.900	12/15/20	2,555,603
2,100,000	Walmart, Inc	3.125	06/23/21	2,148,383
1,100,000	Walmart, Inc	3.400	06/26/23	1,158,199
1,500,000	Walmart, Inc	2.850	07/08/24	1,559,807
900,000	Walmart, Inc	3.550	06/26/25	971,734
1,000,000	Walmart, Inc	3.050	07/08/26	1,059,600
4,100,000	Walmart, Inc	3.700	06/26/28	4,548,124
1,825,000	Walmart, Inc	3.250	07/08/29	1,972,427
175,000	Walmart, Inc	2.375	09/24/29	176,328
85

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$725,000	Walmart, Inc	3.950%	06/28/38	$845,672
1,850,000	Walmart, Inc	4.050	06/29/48	2,222,345
500,000	Walmart, Inc	2.950	09/24/49	501,890
	TOTAL FOOD & STAPLES RETAILING			100,423,788

FOOD, BEVERAGE & TOBACCO - 1.2%
1,800,000	Altria Group, Inc	4.750	05/05/21	1,871,489
475,000	Altria Group, Inc	3.490	02/14/22	487,230
1,075,000	Altria Group, Inc	2.850	08/09/22	1,087,698
200,000	Altria Group, Inc	2.950	05/02/23	203,255
250,000	Altria Group, Inc	4.000	01/31/24	263,589
700,000	Altria Group, Inc	3.800	02/14/24	731,826
400,000	Altria Group, Inc	4.400	02/14/26	427,597
700,000	Altria Group, Inc	2.625	09/16/26	677,213
2,950,000	Altria Group, Inc	4.800	02/14/29	3,235,052
800,000	Altria Group, Inc	5.800	02/14/39	927,678
925,000	Altria Group, Inc	4.250	08/09/42	895,919
300,000	Altria Group, Inc	4.500	05/02/43	301,098
775,000	Altria Group, Inc	5.375	01/31/44	862,005
900,000	Altria Group, Inc	3.875	09/16/46	828,290
1,375,000	Altria Group, Inc	5.950	02/14/49	1,617,556
1,700,000	Altria Group, Inc	6.200	02/14/59	2,009,696
775,000	Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	805,652
125,000	Anheuser-Busch InBev Finance, Inc	3.700	02/01/24	133,587
1,125,000	Anheuser-Busch InBev Finance, Inc	4.625	02/01/44	1,284,268
775,000	Anheuser-Busch InBev Worldwide, Inc	4.150	01/23/25	846,719
2,600,000	Anheuser-Busch InBev Worldwide, Inc	4.000	04/13/28	2,870,338
2,400,000	Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	2,794,816
625,000	Anheuser-Busch InBev Worldwide, Inc	4.900	01/23/31	744,310
1,700,000	Anheuser-Busch InBev Worldwide, Inc	4.375	04/15/38	1,903,661
100,000	Anheuser-Busch InBev Worldwide, Inc	8.200	01/15/39	158,989
2,675,000	Anheuser-Busch InBev Worldwide, Inc	5.450	01/23/39	3,384,374
150,000	Anheuser-Busch InBev Worldwide, Inc	4.950	01/15/42	176,996
425,000	Anheuser-Busch InBev Worldwide, Inc	4.600	04/15/48	489,918
1,764,000	Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	1,991,784
2,025,000	Anheuser-Busch InBev Worldwide, Inc	5.550	01/23/49	2,651,424
1,725,000	Anheuser-Busch InBev Worldwide, Inc	4.750	04/15/58	2,008,601
2,150,000	Anheuser-Busch InBev Worldwide, Inc	5.800	01/23/59	2,928,331
300,000	Archer-Daniels-Midland Co	3.375	03/15/22	310,132
3,075,000	Archer-Daniels-Midland Co	2.500	08/11/26	3,109,035
740,000	Archer-Daniels-Midland Co	4.016	04/16/43	857,329
200,000	Archer-Daniels-Midland Co	3.750	09/15/47	221,319
300,000	Archer-Daniels-Midland Co	4.500	03/15/49	374,412
1,225,000	BAT Capital Corp	2.764	08/15/22	1,236,621
1,450,000	BAT Capital Corp	3.222	08/15/24	1,467,526
500,000	BAT Capital Corp	2.789	09/06/24	495,239
500,000	BAT Capital Corp	3.215	09/06/26	495,027
3,525,000	BAT Capital Corp	3.557	08/15/27	3,544,516
500,000	BAT Capital Corp	3.462	09/06/29	489,273
1,400,000	BAT Capital Corp	4.390	08/15/37	1,359,230
2,625,000	BAT Capital Corp	4.540	08/15/47	2,520,184
500,000	BAT Capital Corp	4.758	09/06/49	487,990
86

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Beam, Inc	3.250%	05/15/22	$203,368
200,000	Brown-Forman Corp	3.500	04/15/25	212,850
200,000	Brown-Forman Corp	4.000	04/15/38	228,493
200,000	Brown-Forman Corp	4.500	07/15/45	248,723
800,000	Bunge Ltd	3.500	11/24/20	808,638
300,000	Bunge Ltd	3.000	09/25/22	303,496
500,000	Bunge Ltd	4.350	03/15/24	526,716
125,000	Bunge Ltd	3.250	08/15/26	125,023
500,000	Bunge Ltd	3.750	09/25/27	512,811
500,000	Campbell Soup Co	3.300	03/15/21	507,199
100,000	Campbell Soup Co	4.250	04/15/21	102,781
650,000	Campbell Soup Co	2.500	08/02/22	652,366
750,000	Campbell Soup Co	3.650	03/15/23	780,265
500,000	Campbell Soup Co	3.950	03/15/25	530,108
725,000	Campbell Soup Co	4.150	03/15/28	780,830
150,000	Campbell Soup Co	3.800	08/02/42	142,730
500,000	Campbell Soup Co	4.800	03/15/48	564,001
300,000	Coca-Cola Bottling Co Consolidated	3.800	11/25/25	315,922
500,000	Coca-Cola Co	1.875	10/27/20	500,215
300,000	Coca-Cola Co	2.450	11/01/20	301,666
410,000	Coca-Cola Co	3.150	11/15/20	415,566
1,800,000	Coca-Cola Co	1.550	09/01/21	1,791,380
650,000	Coca-Cola Co	2.500	04/01/23	666,508
2,975,000	Coca-Cola Co	3.200	11/01/23	3,134,104
800,000	Coca-Cola Co	1.750	09/06/24	793,869
950,000	Coca-Cola Co	2.875	10/27/25	996,342
300,000	Coca-Cola Co	2.550	06/01/26	307,648
400,000	Coca-Cola Co	2.250	09/01/26	402,194
600,000	Coca-Cola Co	2.125	09/06/29	588,117
400,000	Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	403,042
500,000	Coca-Cola Femsa SAB de C.V.	3.875	11/26/23	528,401
200,000	Coca-Cola Femsa SAB de C.V.	5.250	11/26/43	253,630
625,000	ConAgra Brands, Inc	3.800	10/22/21	644,982
1,000,000	ConAgra Brands, Inc	4.300	05/01/24	1,073,102
450,000	ConAgra Brands, Inc	4.600	11/01/25	494,936
875,000	ConAgra Brands, Inc	4.850	11/01/28	992,036
750,000	ConAgra Brands, Inc	5.300	11/01/38	873,579
750,000	ConAgra Brands, Inc	5.400	11/01/48	890,363
872,000	ConAgra Foods, Inc	3.200	01/25/23	898,876
100,000	ConAgra Foods, Inc	7.000	10/01/28	126,417
200,000	Constellation Brands, Inc	2.250	11/06/20	200,059
300,000	Constellation Brands, Inc	2.700	05/09/22	303,793
300,000	Constellation Brands, Inc	2.650	11/07/22	303,358
1,250,000	Constellation Brands, Inc	3.200	02/15/23	1,288,322
2,275,000	Constellation Brands, Inc	4.250	05/01/23	2,432,312
100,000	Constellation Brands, Inc	4.400	11/15/25	110,576
750,000	Constellation Brands, Inc	3.700	12/06/26	793,748
300,000	Constellation Brands, Inc	3.500	05/09/27	313,839
700,000	Constellation Brands, Inc	3.600	02/15/28	739,209
300,000	Constellation Brands, Inc	4.650	11/15/28	341,582
1,000,000	Constellation Brands, Inc	3.150	08/01/29	1,024,089
300,000	Constellation Brands, Inc	4.100	02/15/48	321,992
300,000	Constellation Brands, Inc	5.250	11/15/48	375,853
87

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Corn Products International, Inc	4.625%	11/01/20	$102,339
500,000	Diageo Capital plc	3.000	05/18/20	502,905
1,725,000	Diageo Capital plc	2.625	04/29/23	1,755,903
500,000	Diageo Capital plc	3.500	09/18/23	525,821
750,000	Diageo Capital plc	2.125	10/24/24	749,783
425,000	Diageo Capital plc	3.875	05/18/28	474,060
725,000	Diageo Capital plc	2.375	10/24/29	718,446
200,000	Diageo Capital plc	5.875	09/30/36	277,528
400,000	Diageo Capital plc	3.875	04/29/43	455,640
150,000	Flowers Foods, Inc	4.375	04/01/22	156,399
100,000	Flowers Foods, Inc	3.500	10/01/26	102,343
200,000	Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	201,858
300,000	Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	340,844
200,000	General Mills, Inc	3.150	12/15/21	204,043
500,000	General Mills, Inc	2.600	10/12/22	505,514
200,000	General Mills, Inc	3.700	10/17/23	210,538
500,000	General Mills, Inc	3.650	02/15/24	524,731
150,000	General Mills, Inc	4.000	04/17/25	161,646
800,000	General Mills, Inc	3.200	02/10/27	838,207
3,000,000	General Mills, Inc	4.200	04/17/28	3,345,313
150,000	General Mills, Inc	5.400	06/15/40	186,820
100,000	General Mills, Inc	4.150	02/15/43	106,867
200,000	General Mills, Inc	4.700	04/17/48	234,013
150,000	Hershey Co	4.125	12/01/20	153,371
300,000	Hershey Co	3.100	05/15/21	305,002
300,000	Hershey Co	3.375	05/15/23	314,212
500,000	Hershey Co	2.300	08/15/26	503,087
300,000	Hershey Co	3.375	08/15/46	319,688
300,000	Ingredion, Inc	3.200	10/01/26	304,331
275,000	JM Smucker Co	3.500	10/15/21	281,427
300,000	JM Smucker Co	3.000	03/15/22	304,592
1,475,000	JM Smucker Co	3.500	03/15/25	1,548,798
200,000	JM Smucker Co	3.375	12/15/27	210,582
300,000	JM Smucker Co	4.250	03/15/35	323,817
300,000	JM Smucker Co	4.375	03/15/45	326,373
417,000	Kellogg Co	2.650	12/01/23	423,249
1,800,000	Kellogg Co	3.250	04/01/26	1,858,870
200,000	Kellogg Co	3.400	11/15/27	209,747
800,000	Kellogg Co	4.300	05/15/28	892,554
150,000	Kellogg Co	4.500	04/01/46	171,688
1,025,000	Keurig Dr Pepper, Inc	3.551	05/25/21	1,047,658
1,600,000	Keurig Dr Pepper, Inc	4.057	05/25/23	1,692,988
500,000	Keurig Dr Pepper, Inc	3.130	12/15/23	515,797
275,000	Keurig Dr Pepper, Inc	4.417	05/25/25	300,362
200,000	Keurig Dr Pepper, Inc	3.400	11/15/25	207,890
200,000	Keurig Dr Pepper, Inc	2.550	09/15/26	198,368
2,050,000	Keurig Dr Pepper, Inc	4.597	05/25/28	2,302,429
500,000	Keurig Dr Pepper, Inc	4.420	12/15/46	536,682
750,000	Keurig Dr Pepper, Inc	5.085	05/25/48	885,502
500,000	Kraft Heinz Foods Co	3.375	06/15/21	506,471
1,150,000	Kraft Heinz Foods Co	3.950	07/15/25	1,203,878
1,700,000	Kraft Heinz Foods Co	3.000	06/01/26	1,682,003
88

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,675,000		Kraft Heinz Foods Co	4.625%	01/30/29	$2,896,140
275,000	g	Kraft Heinz Foods Co	3.750	04/01/30	277,639
875,000		Kraft Heinz Foods Co	5.000	07/15/35	933,431
200,000		Kraft Heinz Foods Co	6.875	01/26/39	246,615
750,000	g	Kraft Heinz Foods Co	4.625	10/01/39	754,279
425,000		Kraft Heinz Foods Co	6.500	02/09/40	503,278
1,025,000		Kraft Heinz Foods Co	5.000	06/04/42	1,057,334
1,325,000		Kraft Heinz Foods Co	5.200	07/15/45	1,393,658
2,000,000		Kraft Heinz Foods Co	4.375	06/01/46	1,898,743
750,000	g	Kraft Heinz Foods Co	4.875	10/01/49	756,926
400,000		McCormick & Co, Inc	2.700	08/15/22	405,263
250,000		McCormick & Co, Inc	3.150	08/15/24	259,069
250,000		McCormick & Co, Inc	3.400	08/15/27	262,115
400,000		McCormick & Co, Inc	4.200	08/15/47	440,626
600,000		Mead Johnson Nutrition Co	3.000	11/15/20	605,196
925,000		Mead Johnson Nutrition Co	4.125	11/15/25	1,012,266
350,000		Mead Johnson Nutrition Co	4.600	06/01/44	432,857
800,000		Molson Coors Brewing Co	2.100	07/15/21	799,938
150,000		Molson Coors Brewing Co	3.500	05/01/22	154,454
1,025,000		Molson Coors Brewing Co	3.000	07/15/26	1,035,028
525,000		Molson Coors Brewing Co	5.000	05/01/42	580,154
1,550,000		Molson Coors Brewing Co	4.200	07/15/46	1,567,316
500,000		Mondelez International, Inc	3.625	05/07/23	523,175
300,000		Mondelez International, Inc	3.625	02/13/26	319,873
500,000		Mondelez International, Inc	4.125	05/07/28	557,294
500,000		Mondelez International, Inc	4.625	05/07/48	578,476
600,000		PepsiCo, Inc	3.125	11/01/20	608,290
300,000		PepsiCo, Inc	2.000	04/15/21	301,122
200,000		PepsiCo, Inc	3.000	08/25/21	204,259
1,375,000		PepsiCo, Inc	1.700	10/06/21	1,371,921
400,000		PepsiCo, Inc	2.750	03/05/22	409,692
775,000		PepsiCo, Inc	2.250	05/02/22	781,784
600,000		PepsiCo, Inc	3.100	07/17/22	619,442
700,000		PepsiCo, Inc	2.750	03/01/23	721,037
1,425,000		PepsiCo, Inc	3.600	03/01/24	1,519,130
525,000		PepsiCo, Inc	2.750	04/30/25	547,061
425,000		PepsiCo, Inc	3.500	07/17/25	456,845
275,000		PepsiCo, Inc	2.850	02/24/26	286,573
1,300,000		PepsiCo, Inc	2.375	10/06/26	1,316,271
2,650,000		PepsiCo, Inc	3.000	10/15/27	2,807,537
1,500,000		PepsiCo, Inc	2.625	07/29/29	1,539,028
625,000		PepsiCo, Inc	4.000	03/05/42	721,863
200,000		PepsiCo, Inc	3.600	08/13/42	219,721
450,000		PepsiCo, Inc	4.600	07/17/45	564,054
1,600,000		PepsiCo, Inc	4.450	04/14/46	1,994,587
575,000		PepsiCo, Inc	3.450	10/06/46	620,126
925,000		PepsiCo, Inc	4.000	05/02/47	1,084,087
1,250,000		PepsiCo, Inc	3.375	07/29/49	1,334,319
200,000		Philip Morris International, Inc	2.900	11/15/21	203,164
300,000		Philip Morris International, Inc	2.625	02/18/22	303,619
425,000		Philip Morris International, Inc	2.375	08/17/22	427,980
375,000		Philip Morris International, Inc	2.500	08/22/22	378,803
450,000		Philip Morris International, Inc	2.500	11/02/22	454,705
89

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Philip Morris International, Inc	2.625%	03/06/23	$506,776
300,000	Philip Morris International, Inc	2.125	05/10/23	299,208
300,000	Philip Morris International, Inc	3.600	11/15/23	316,566
750,000	Philip Morris International, Inc	2.875	05/01/24	769,693
600,000	Philip Morris International, Inc	3.250	11/10/24	625,610
500,000	Philip Morris International, Inc	3.375	08/11/25	526,245
700,000	Philip Morris International, Inc	2.750	02/25/26	712,684
1,300,000	Philip Morris International, Inc	3.125	08/17/27	1,344,169
1,500,000	Philip Morris International, Inc	3.125	03/02/28	1,541,236
750,000	Philip Morris International, Inc	3.375	08/15/29	786,628
400,000	Philip Morris International, Inc	6.375	05/16/38	550,482
225,000	Philip Morris International, Inc	4.375	11/15/41	247,600
200,000	Philip Morris International, Inc	4.500	03/20/42	222,588
275,000	Philip Morris International, Inc	3.875	08/21/42	282,045
300,000	Philip Morris International, Inc	4.125	03/04/43	319,533
200,000	Philip Morris International, Inc	4.875	11/15/43	234,827
2,000,000	Philip Morris International, Inc	4.250	11/10/44	2,200,955
270,000	Reynolds American, Inc	6.875	05/01/20	277,063
375,000	Reynolds American, Inc	3.250	06/12/20	377,371
2,500,000	Reynolds American, Inc	4.000	06/12/22	2,604,515
200,000	Reynolds American, Inc	4.850	09/15/23	216,462
550,000	Reynolds American, Inc	4.450	06/12/25	586,774
750,000	Reynolds American, Inc	5.700	08/15/35	837,478
65,000	Reynolds American, Inc	7.250	06/15/37	82,286
200,000	Reynolds American, Inc	6.150	09/15/43	226,653
1,775,000	Reynolds American, Inc	5.850	08/15/45	1,965,264
150,000	Tyson Foods, Inc	2.250	08/23/21	150,171
1,600,000	Tyson Foods, Inc	4.500	06/15/22	1,692,711
100,000	Tyson Foods, Inc	3.900	09/28/23	105,965
750,000	Tyson Foods, Inc	3.950	08/15/24	803,293
500,000	Tyson Foods, Inc	4.000	03/01/26	542,125
1,150,000	Tyson Foods, Inc	3.550	06/02/27	1,218,805
500,000	Tyson Foods, Inc	4.350	03/01/29	566,924
500,000	Tyson Foods, Inc	5.150	08/15/44	596,738
300,000	Tyson Foods, Inc	4.550	06/02/47	336,660
1,400,000	Tyson Foods, Inc	5.100	09/28/48	1,699,715
	TOTAL FOOD, BEVERAGE & TOBACCO			192,375,775

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
200,000	Advocate Health & Hospitals Corp	3.829	08/15/28	220,642
100,000	Advocate Health & Hospitals Corp	4.272	08/15/48	121,330
200,000	Allina Health System	3.887	04/15/49	229,041
100,000	AmerisourceBergen Corp	3.500	11/15/21	102,171
400,000	AmerisourceBergen Corp	3.400	05/15/24	415,999
700,000	AmerisourceBergen Corp	3.250	03/01/25	724,953
200,000	AmerisourceBergen Corp	3.450	12/15/27	206,715
700,000	AmerisourceBergen Corp	4.300	12/15/47	715,505
575,000	Anthem, Inc	2.500	11/21/20	576,966
750,000	Anthem, Inc	2.950	12/01/22	764,299
1,625,000	Anthem, Inc	3.350	12/01/24	1,689,825
500,000	Anthem, Inc	2.375	01/15/25	497,036
850,000	Anthem, Inc	3.650	12/01/27	894,518
90

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,225,000	Anthem, Inc	4.101%	03/01/28	$1,323,357
500,000	Anthem, Inc	2.875	09/15/29	494,410
625,000	Anthem, Inc	4.375	12/01/47	675,115
1,800,000	Anthem, Inc	4.550	03/01/48	1,992,955
500,000	Anthem, Inc	3.700	09/15/49	485,024
875,000	Ascension Health, Inc	3.945	11/15/46	1,026,542
200,000	Ascension Health, Inc	4.847	11/15/53	272,016
300,000	Baxter International, Inc	1.700	08/15/21	297,543
475,000	Baxter International, Inc	2.600	08/15/26	479,390
300,000	Baxter International, Inc	3.500	08/15/46	302,345
290,000	Baylor Scott & White Holdings	4.185	11/15/45	341,951
200,000	Baylor Scott & White Holdings	3.967	11/15/46	227,826
1,450,000	Becton Dickinson & Co	2.894	06/06/22	1,472,135
1,400,000	Becton Dickinson & Co	3.363	06/06/24	1,460,371
601,000	Becton Dickinson & Co	3.734	12/15/24	635,998
1,777,000	Becton Dickinson & Co	3.700	06/06/27	1,882,724
391,000	Becton Dickinson & Co	4.685	12/15/44	451,503
1,000,000	Becton Dickinson & Co	4.669	06/06/47	1,181,758
100,000	Bio-Rad Laboratories, Inc	4.875	12/15/20	102,364
300,000	Boston Scientific Corp	3.375	05/15/22	308,545
150,000	Boston Scientific Corp	4.125	10/01/23	159,447
500,000	Boston Scientific Corp	3.450	03/01/24	521,679
1,400,000	Boston Scientific Corp	3.850	05/15/25	1,504,857
500,000	Boston Scientific Corp	3.750	03/01/26	534,600
1,200,000	Boston Scientific Corp	4.000	03/01/28	1,315,740
275,000	Boston Scientific Corp	4.000	03/01/29	304,031
700,000	Boston Scientific Corp	4.550	03/01/39	826,450
775,000	Boston Scientific Corp	4.700	03/01/49	948,969
100,000	Cardinal Health, Inc	4.625	12/15/20	102,636
625,000	Cardinal Health, Inc	2.616	06/15/22	628,174
100,000	Cardinal Health, Inc	3.200	06/15/22	101,862
200,000	Cardinal Health, Inc	3.200	03/15/23	205,057
650,000	Cardinal Health, Inc	3.079	06/15/24	658,055
100,000	Cardinal Health, Inc	3.500	11/15/24	102,918
200,000	Cardinal Health, Inc	3.750	09/15/25	206,779
1,475,000	Cardinal Health, Inc	3.410	06/15/27	1,463,020
100,000	Cardinal Health, Inc	4.600	03/15/43	98,122
200,000	Cardinal Health, Inc	4.500	11/15/44	192,141
200,000	Cardinal Health, Inc	4.900	09/15/45	203,918
500,000	Cardinal Health, Inc	4.368	06/15/47	477,727
200,000	CHRISTUS Health	4.341	07/01/28	226,360
150,000	Covidien International Finance S.A.	3.200	06/15/22	154,455
100,000	Dartmouth-Hitchcock Health	4.178	08/01/48	117,973
200,000	Dignity Health	5.267	11/01/64	244,245
400,000	Duke University Health System, Inc	3.920	06/01/47	464,596
400,000	Edwards Lifesciences Corp	4.300	06/15/28	450,677
200,000	Express Scripts Holding Co	2.600	11/30/20	200,867
150,000	Express Scripts Holding Co	3.300	02/25/21	151,972
250,000	Express Scripts Holding Co	4.750	11/15/21	262,722
525,000	Express Scripts Holding Co	3.900	02/15/22	544,563
1,000,000	Express Scripts Holding Co	3.050	11/30/22	1,021,659
1,100,000	Express Scripts Holding Co	3.000	07/15/23	1,122,566
300,000	Express Scripts Holding Co	3.500	06/15/24	313,320
91

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$150,000	Express Scripts Holding Co	4.500%	02/25/26	$163,964
1,475,000	Express Scripts Holding Co	3.400	03/01/27	1,524,075
93,000	Express Scripts Holding Co	6.125	11/15/41	118,023
975,000	Express Scripts Holding Co	4.800	07/15/46	1,092,161
200,000	Hackensack Meridian Health, Inc	4.211	07/01/48	237,077
200,000	Hackensack Meridian Health, Inc	4.500	07/01/57	247,953
2,500,000	HCA, Inc	5.000	03/15/24	2,730,139
2,000,000	HCA, Inc	4.500	02/15/27	2,144,749
1,725,000	HCA, Inc	4.125	06/15/29	1,806,184
225,000	HCA, Inc	5.125	06/15/39	246,067
875,000	HCA, Inc	5.500	06/15/47	989,241
1,500,000	HCA, Inc	5.250	06/15/49	1,646,955
400,000	Hillenbrand, Inc	4.500	09/15/26	404,379
200,000	Indiana University Health, Inc Obligated Group	3.970	11/01/48	235,698
350,000	Johns Hopkins Health System Corp	3.837	05/15/46	401,192
100,000	Kaiser Foundation Hospitals	3.500	04/01/22	104,113
500,000	Kaiser Foundation Hospitals	3.150	05/01/27	526,774
100,000	Kaiser Foundation Hospitals	4.875	04/01/42	129,314
1,265,000	Kaiser Foundation Hospitals	4.150	05/01/47	1,526,921
200,000	Keysight Technologies, Inc	4.550	10/30/24	215,775
600,000	Keysight Technologies, Inc	4.600	04/06/27	660,379
1,500,000	Laboratory Corp of America Holdings	3.200	02/01/22	1,530,513
200,000	Laboratory Corp of America Holdings	3.750	08/23/22	206,987
700,000	Laboratory Corp of America Holdings	4.000	11/01/23	738,009
200,000	Laboratory Corp of America Holdings	3.250	09/01/24	206,924
100,000	Laboratory Corp of America Holdings	3.600	02/01/25	104,864
300,000	Laboratory Corp of America Holdings	3.600	09/01/27	316,819
800,000	Laboratory Corp of America Holdings	4.700	02/01/45	891,311
200,000	Mayo Clinic	4.000	11/15/47	234,341
200,000	Mayo Clinic	4.128	11/15/52	241,188
300,000	McKesson Corp	3.650	11/30/20	304,875
600,000	McKesson Corp	2.700	12/15/22	606,369
200,000	McKesson Corp	2.850	03/15/23	202,570
1,925,000	McKesson Corp	3.796	03/15/24	2,013,153
500,000	McKesson Corp	3.950	02/16/28	526,082
300,000	McKesson Corp	4.750	05/30/29	336,124
200,000	McLaren Health Care Corp	4.386	05/15/48	243,238
433,000	Medtronic, Inc	3.150	03/15/22	446,442
2,059,000	Medtronic, Inc	3.500	03/15/25	2,210,385
777,000	Medtronic, Inc	4.375	03/15/35	935,513
1,074,000	Medtronic, Inc	4.625	03/15/45	1,378,395
200,000	Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	240,950
500,000	Memorial Sloan-Kettering Cancer Center	4.200	07/01/55	611,994
200,000	Mercy Health	4.302	07/01/28	225,703
500,000	Montefiore Obligated Group	5.246	11/01/48	585,865
100,000	Mount Sinai Hospitals Group, Inc	3.981	07/01/48	110,908
300,000	New York and Presbyterian Hospital	4.024	08/01/45	349,289
150,000	New York and Presbyterian Hospital	4.063	08/01/56	175,626
140,000	Northwell Healthcare, Inc	3.979	11/01/46	153,368
675,000	Northwell Healthcare, Inc	4.260	11/01/47	754,389
500,000	Northwell Healthcare, Inc	3.809	11/01/49	523,321
350,000	NYU Hospitals Center	5.750	07/01/43	490,410
92

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$250,000		NYU Hospitals Center	4.368%	07/01/47	$299,198
100,000		Orlando Health Obligated Group	4.089	10/01/48	114,543
200,000		PeaceHealth Obligated Group	4.787	11/15/48	256,726
150,000		PerkinElmer, Inc	5.000	11/15/21	157,528
500,000		PerkinElmer, Inc	3.300	09/15/29	499,497
200,000		Providence St. Joseph Health Obligated Group	2.746	10/01/26	201,275
570,000		Providence St. Joseph Health Obligated Group	2.532	10/01/29	568,152
100,000		Providence St. Joseph Health Obligated Group	3.744	10/01/47	110,143
350,000		Providence St. Joseph Health Obligated Group	3.930	10/01/48	401,512
400,000		Quest Diagnostics, Inc	4.700	04/01/21	414,375
125,000		Quest Diagnostics, Inc	3.500	03/30/25	130,535
225,000		Quest Diagnostics, Inc	3.450	06/01/26	236,755
500,000		Quest Diagnostics, Inc	4.200	06/30/29	552,379
300,000		Quest Diagnostics, Inc	4.700	03/30/45	331,354
200,000		RWJ Barnabas Health, Inc	3.949	07/01/46	226,817
300,000		SSM Health Care Corp	3.688	06/01/23	315,148
400,000		SSM Health Care Corp	3.823	06/01/27	432,673
500,000		Stanford Health Care	3.795	11/15/48	573,641
850,000		Stryker Corp	2.625	03/15/21	856,275
200,000		Stryker Corp	3.375	11/01/25	212,123
1,600,000		Stryker Corp	3.500	03/15/26	1,703,455
500,000		Stryker Corp	3.650	03/07/28	541,816
200,000		Stryker Corp	4.100	04/01/43	221,646
200,000		Stryker Corp	4.375	05/15/44	232,517
550,000		Stryker Corp	4.625	03/15/46	673,979
200,000		Sutter Health	3.695	08/15/28	217,396
200,000		Sutter Health	4.091	08/15/48	231,935
100,000		Texas Health Resources	4.330	11/15/55	125,487
800,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	825,571
1,300,000		Thermo Fisher Scientific, Inc	3.000	04/15/23	1,337,902
850,000		Thermo Fisher Scientific, Inc	4.150	02/01/24	912,599
150,000		Thermo Fisher Scientific, Inc	3.650	12/15/25	160,925
975,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	1,004,446
1,150,000		Thermo Fisher Scientific, Inc	3.200	08/15/27	1,202,409
1,500,000	h	Thermo Fisher Scientific, Inc	2.600	10/01/29	1,494,571
200,000		Thermo Fisher Scientific, Inc	5.300	02/01/44	255,200
200,000		Thermo Fisher Scientific, Inc	4.100	08/15/47	225,604
300,000		Trinity Health Corp	4.125	12/01/45	346,034
500,000		UnitedHealth Group, Inc	2.700	07/15/20	502,813
300,000		UnitedHealth Group, Inc	1.950	10/15/20	299,896
700,000		UnitedHealth Group, Inc	4.700	02/15/21	721,119
300,000		UnitedHealth Group, Inc	2.125	03/15/21	300,780
675,000		UnitedHealth Group, Inc	3.150	06/15/21	687,846
500,000		UnitedHealth Group, Inc	2.875	12/15/21	509,698
250,000		UnitedHealth Group, Inc	2.875	03/15/22	254,628
800,000		UnitedHealth Group, Inc	3.350	07/15/22	828,937
625,000		UnitedHealth Group, Inc	2.375	10/15/22	631,597
325,000		UnitedHealth Group, Inc	2.750	02/15/23	331,400
400,000		UnitedHealth Group, Inc	2.875	03/15/23	409,904
725,000		UnitedHealth Group, Inc	3.500	06/15/23	760,032
1,650,000		UnitedHealth Group, Inc	3.500	02/15/24	1,736,322
750,000		UnitedHealth Group, Inc	2.375	08/15/24	754,809
450,000		UnitedHealth Group, Inc	3.750	07/15/25	484,250
93

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	UnitedHealth Group, Inc	3.700%	12/15/25	$537,501
1,475,000	UnitedHealth Group, Inc	3.100	03/15/26	1,538,952
200,000	UnitedHealth Group, Inc	3.450	01/15/27	212,472
300,000	UnitedHealth Group, Inc	3.375	04/15/27	317,664
1,700,000	UnitedHealth Group, Inc	2.950	10/15/27	1,755,237
2,375,000	UnitedHealth Group, Inc	3.850	06/15/28	2,600,344
500,000	UnitedHealth Group, Inc	3.875	12/15/28	550,059
1,000,000	UnitedHealth Group, Inc	2.875	08/15/29	1,020,072
925,000	UnitedHealth Group, Inc	4.625	07/15/35	1,121,106
150,000	UnitedHealth Group, Inc	5.800	03/15/36	200,082
365,000	UnitedHealth Group, Inc	6.625	11/15/37	527,820
200,000	UnitedHealth Group, Inc	6.875	02/15/38	296,842
275,000	UnitedHealth Group, Inc	3.500	08/15/39	286,436
300,000	UnitedHealth Group, Inc	4.375	03/15/42	342,027
350,000	UnitedHealth Group, Inc	3.950	10/15/42	378,841
375,000	UnitedHealth Group, Inc	4.250	03/15/43	422,180
1,500,000	UnitedHealth Group, Inc	4.750	07/15/45	1,821,370
800,000	UnitedHealth Group, Inc	4.200	01/15/47	908,688
300,000	UnitedHealth Group, Inc	4.250	04/15/47	341,847
500,000	UnitedHealth Group, Inc	3.750	10/15/47	534,826
1,700,000	UnitedHealth Group, Inc	4.250	06/15/48	1,948,099
1,600,000	UnitedHealth Group, Inc	4.450	12/15/48	1,897,573
1,000,000	UnitedHealth Group, Inc	3.700	08/15/49	1,060,157
750,000	UnitedHealth Group, Inc	3.875	08/15/59	792,621
250,000	Zimmer Biomet Holdings, Inc	3.700	03/19/23	260,499
750,000	Zimmer Holdings, Inc	3.150	04/01/22	764,507
2,575,000	Zimmer Holdings, Inc	3.550	04/01/25	2,703,822
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			126,411,903

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000	Clorox Co	3.800	11/15/21	103,258
100,000	Clorox Co	3.050	09/15/22	102,541
200,000	Clorox Co	3.500	12/15/24	212,720
300,000	Clorox Co	3.100	10/01/27	312,983
500,000	Clorox Co	3.900	05/15/28	554,336
200,000	Colgate-Palmolive Co	2.300	05/03/22	203,518
1,100,000	Colgate-Palmolive Co	2.250	11/15/22	1,110,725
200,000	Colgate-Palmolive Co	1.950	02/01/23	200,423
300,000	Colgate-Palmolive Co	3.250	03/15/24	318,180
60,000	Colgate-Palmolive Co	6.450	06/16/28	77,686
300,000	Colgate-Palmolive Co	4.000	08/15/45	356,679
550,000	Colgate-Palmolive Co	3.700	08/01/47	639,616
486,000	Ecolab, Inc	4.350	12/08/21	509,347
300,000	Ecolab, Inc	2.375	08/10/22	302,596
200,000	Ecolab, Inc	3.250	01/14/23	207,189
750,000	Ecolab, Inc	2.700	11/01/26	770,916
300,000	Ecolab, Inc	3.250	12/01/27	320,003
14,000	Ecolab, Inc	5.500	12/08/41	18,840
710,000	Ecolab, Inc	3.950	12/01/47	816,126
200,000	Estee Lauder Cos, Inc	2.350	08/15/22	201,534
450,000	Estee Lauder Cos, Inc	3.150	03/15/27	475,082
100,000	Estee Lauder Cos, Inc	6.000	05/15/37	138,599
94

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Estee Lauder Cos, Inc	4.375%	06/15/45	$365,214
375,000	Estee Lauder Cos, Inc	4.150	03/15/47	447,703
125,000	Kimberly-Clark Corp	2.400	03/01/22	126,027
950,000	Kimberly-Clark Corp	3.050	08/15/25	1,004,365
412,000	Kimberly-Clark Corp	3.950	11/01/28	467,693
1,500,000	Kimberly-Clark Corp	3.200	04/25/29	1,605,841
200,000	Kimberly-Clark Corp	6.625	08/01/37	295,917
725,000	Kimberly-Clark Corp	3.200	07/30/46	747,449
200,000	Kimberly-Clark Corp	3.900	05/04/47	229,488
500,000	Procter & Gamble Co	1.850	02/02/21	499,736
800,000	Procter & Gamble Co	2.300	02/06/22	811,579
2,400,000	Procter & Gamble Co	2.150	08/11/22	2,429,683
600,000	Procter & Gamble Co	3.100	08/15/23	630,245
750,000	Procter & Gamble Co	2.700	02/02/26	778,638
1,750,000	Procter & Gamble Co	2.450	11/03/26	1,792,924
750,000	Procter & Gamble Co	2.850	08/11/27	792,961
700,000	Procter & Gamble Co	3.500	10/25/47	794,904
	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			21,773,264

INSURANCE - 0.9%
1,225,000	ACE INA Holdings, Inc	2.875	11/03/22	1,255,727
250,000	ACE INA Holdings, Inc	2.700	03/13/23	255,486
700,000	ACE INA Holdings, Inc	3.150	03/15/25	734,911
2,325,000	ACE INA Holdings, Inc	3.350	05/03/26	2,483,481
150,000	ACE INA Holdings, Inc	4.150	03/13/43	177,183
1,600,000	ACE INA Holdings, Inc	4.350	11/03/45	1,964,893
500,000	Aegon NV	5.500	04/11/48	533,750
1,175,000	Aetna, Inc	2.750	11/15/22	1,188,804
1,125,000	Aetna, Inc	2.800	06/15/23	1,139,316
325,000	Aetna, Inc	3.500	11/15/24	338,666
440,000	Aetna, Inc	6.625	06/15/36	571,732
350,000	Aetna, Inc	4.500	05/15/42	370,691
500,000	Aetna, Inc	4.125	11/15/42	501,830
1,050,000	Aetna, Inc	3.875	08/15/47	1,022,352
600,000	Aflac, Inc	3.625	06/15/23	631,578
525,000	Aflac, Inc	3.625	11/15/24	558,743
200,000	Aflac, Inc	2.875	10/15/26	204,120
200,000	Aflac, Inc	4.000	10/15/46	216,453
500,000	Aflac, Inc	4.750	01/15/49	609,743
300,000	Alleghany Corp	4.950	06/27/22	319,481
200,000	Alleghany Corp	4.900	09/15/44	230,906
300,000	Allied World Assurance Co Holdings Ltd	4.350	10/29/25	311,641
1,250,000	Allstate Corp	3.150	06/15/23	1,298,096
275,000	Allstate Corp	3.280	12/15/26	293,536
600,000	Allstate Corp	4.500	06/15/43	718,443
975,000	Allstate Corp	4.200	12/15/46	1,133,082
250,000	Allstate Corp	3.850	08/10/49	276,944
200,000	Allstate Corp	5.750	08/15/53	213,500
300,000	American Financial Group, Inc	3.500	08/15/26	308,182
400,000	American Financial Group, Inc	4.500	06/15/47	434,723
300,000	American International Group, Inc	3.300	03/01/21	304,715
1,925,000	American International Group, Inc	4.875	06/01/22	2,056,901
600,000	American International Group, Inc	4.125	02/15/24	642,126
95

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$750,000	American International Group, Inc	3.750%	07/10/25	$792,121
1,125,000	American International Group, Inc	3.900	04/01/26	1,198,080
825,000	American International Group, Inc	4.200	04/01/28	899,781
2,600,000	American International Group, Inc	4.250	03/15/29	2,847,912
1,675,000	American International Group, Inc	3.875	01/15/35	1,758,977
300,000	American International Group, Inc	4.700	07/10/35	340,610
925,000	American International Group, Inc	6.250	05/01/36	1,209,222
725,000	American International Group, Inc	4.500	07/16/44	807,116
300,000	American International Group, Inc	4.800	07/10/45	349,026
1,000,000	American International Group, Inc	4.750	04/01/48	1,168,630
300,000	American International Group, Inc	5.750	04/01/48	320,838
200,000	American International Group, Inc	4.375	01/15/55	213,890
50,000	Aon Corp	5.000	09/30/20	51,412
200,000	Aon Corp	4.500	12/15/28	225,782
450,000	Aon Corp	3.750	05/02/29	480,292
200,000	Aon Corp	6.250	09/30/40	270,508
200,000	Aon plc	2.800	03/15/21	201,484
200,000	Aon plc	4.000	11/27/23	212,761
300,000	Aon plc	3.500	06/14/24	316,487
2,450,000	Aon plc	3.875	12/15/25	2,635,915
250,000	Aon plc	4.750	05/15/45	293,794
1,050,000	Arch Capital Group Ltd	4.011	12/15/26	1,148,319
200,000	Arch Capital Group Ltd	5.031	12/15/46	249,765
300,000	Arch Capital Group US, Inc	5.144	11/01/43	373,872
200,000	Aspen Insurance Holdings Ltd	4.650	11/15/23	213,858
100,000	Assurant, Inc	4.000	03/15/23	103,999
300,000	Assurant, Inc	4.200	09/27/23	313,818
300,000	Assurant, Inc	4.900	03/27/28	327,086
500,000	Assurant, Inc	3.700	02/22/30	500,720
7,000	Assurant, Inc	6.750	02/15/34	8,606
200,000	Assured Guaranty US Holdings, Inc	5.000	07/01/24	219,980
675,000	Athene Holding Ltd	4.125	01/12/28	694,141
770,000	AXA S.A.	8.600	12/15/30	1,112,650
300,000	AXIS Specialty Finance LLC	3.900	07/15/29	313,847
50,000	AXIS Specialty Finance plc	5.875	06/01/20	51,166
200,000	AXIS Specialty Finance plc	4.000	12/06/27	210,798
275,000	Berkshire Hathaway Finance Corp	3.000	05/15/22	283,390
300,000	Berkshire Hathaway Finance Corp	4.400	05/15/42	358,059
2,175,000	Berkshire Hathaway Finance Corp	4.200	08/15/48	2,548,698
1,725,000	Berkshire Hathaway Finance Corp	4.250	01/15/49	2,044,816
1,475,000	Brighthouse Financial, Inc	3.700	06/22/27	1,458,117
725,000	Brighthouse Financial, Inc	4.700	06/22/47	647,164
500,000	Brown & Brown, Inc	4.500	03/15/29	544,729
450,000	Chubb Corp	6.000	05/11/37	629,171
500,000	Chubb INA Holdings, Inc	2.300	11/03/20	501,605
540,000	Cigna Corp	5.125	06/15/20	551,435
500,000	Cigna Corp	3.200	09/17/20	504,840
1,500,000	Cigna Corp	3.400	09/17/21	1,534,022
1,725,000	Cigna Corp	3.750	07/15/23	1,803,988
900,000	Cigna Corp	3.250	04/15/25	927,308
2,150,000	Cigna Corp	4.125	11/15/25	2,315,091
300,000	Cigna Corp	3.050	10/15/27	305,324
96

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$4,275,000		Cigna Corp		4.375%	10/15/28	$4,686,545
1,700,000		Cigna Corp		4.800	08/15/38	1,910,139
1,150,000		Cigna Corp		3.875	10/15/47	1,133,988
2,450,000		Cigna Corp		4.900	12/15/48	2,802,383
200,000		Cincinnati Financial Corp		6.920	05/15/28	262,590
500,000		CNA Financial Corp		5.750	08/15/21	531,037
690,000		CNA Financial Corp		3.950	05/15/24	740,577
200,000		CNA Financial Corp		4.500	03/01/26	218,397
225,000		CNA Financial Corp		3.450	08/15/27	233,266
100,000		CNA Financial Corp		3.900	05/01/29	108,069
200,000		Enstar Group Ltd		4.500	03/10/22	207,438
500,000		Enstar Group Ltd		4.950	06/01/29	528,072
300,000		Everest Reinsurance Holdings, Inc		4.868	06/01/44	337,988
400,000		Fairfax Financial Holdings Ltd		4.850	04/17/28	432,802
250,000		Fidelity National Financial, Inc		5.500	09/01/22	268,293
300,000		Fidelity National Financial, Inc		4.500	08/15/28	322,688
200,000		Hanover Insurance Group, Inc		4.500	04/15/26	213,849
750,000		Hartford Financial Services Group, Inc		2.800	08/19/29	747,602
400,000		Hartford Financial Services Group, Inc		4.300	04/15/43	444,352
450,000		Hartford Financial Services Group, Inc		4.400	03/15/48	516,783
450,000		Hartford Financial Services Group, Inc		3.600	08/19/49	452,871
250,000		Humana, Inc		2.500	12/15/20	250,448
100,000		Humana, Inc		3.150	12/01/22	102,372
400,000		Humana, Inc		2.900	12/15/22	406,852
300,000		Humana, Inc		3.850	10/01/24	316,932
600,000		Humana, Inc		3.950	03/15/27	637,235
175,000		Humana, Inc		3.125	08/15/29	174,881
200,000		Humana, Inc		4.625	12/01/42	219,367
300,000		Humana, Inc		4.950	10/01/44	345,422
600,000		Humana, Inc		4.800	03/15/47	685,439
500,000		Humana, Inc		3.950	08/15/49	498,333
200,000		ING US, Inc		5.700	07/15/43	256,190
200,000		Kemper Corp		4.350	02/15/25	211,325
400,000		Leucadia National Corp		5.500	10/18/23	434,709
400,000		Lincoln National Corp		4.200	03/15/22	418,924
625,000		Lincoln National Corp		4.000	09/01/23	662,112
175,000		Lincoln National Corp		3.350	03/09/25	182,109
600,000		Lincoln National Corp		3.625	12/12/26	631,165
1,175,000		Lincoln National Corp		3.800	03/01/28	1,242,609
650,000		Lincoln National Corp		3.050	01/15/30	647,713
150,000		Lincoln National Corp		7.000	06/15/40	213,931
250,000		Lincoln National Corp		4.350	03/01/48	271,809
200,000		Loews Corp		2.625	05/15/23	203,003
800,000		Loews Corp		3.750	04/01/26	856,581
200,000		Loews Corp		4.125	05/15/43	219,950
700,000		Manulife Financial Corp		4.150	03/04/26	772,338
1,300,000	i	Manulife Financial Corp	USD ICE SWAP RATE 11:00 NY 5 + 1.647%	4.061	02/24/32	1,353,802
200,000		Manulife Financial Corp		5.375	03/04/46	262,929
150,000		Markel Corp		4.900	07/01/22	160,419
600,000		Markel Corp		3.500	11/01/27	613,525
200,000		Markel Corp		3.350	09/17/29	202,119
150,000		Markel Corp		5.000	04/05/46	172,990
97

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Markel Corp	4.300%	11/01/47	$103,604
750,000	Markel Corp	5.000	05/20/49	870,711
200,000	Markel Corp	4.150	09/17/50	202,556
100,000	Marsh & McLennan Cos, Inc	3.500	12/29/20	101,594
725,000	Marsh & McLennan Cos, Inc	3.875	03/15/24	772,879
2,300,000	Marsh & McLennan Cos, Inc	3.500	03/10/25	2,431,555
1,700,000	Marsh & McLennan Cos, Inc	4.375	03/15/29	1,923,532
250,000	Marsh & McLennan Cos, Inc	4.750	03/15/39	301,861
100,000	Marsh & McLennan Cos, Inc	4.350	01/30/47	115,254
300,000	Marsh & McLennan Cos, Inc	4.200	03/01/48	338,469
800,000	Marsh & McLennan Cos, Inc	4.900	03/15/49	1,002,304
200,000	Mercury General Corp	4.400	03/15/27	210,241
700,000	MetLife, Inc	3.048	12/15/22	720,716
525,000	MetLife, Inc	4.368	09/15/23	567,753
700,000	MetLife, Inc	3.600	04/10/24	741,579
700,000	MetLife, Inc	3.600	11/13/25	756,050
675,000	MetLife, Inc	6.375	06/15/34	948,910
1,530,000	MetLife, Inc	5.700	06/15/35	2,064,094
130,000	MetLife, Inc	5.875	02/06/41	176,188
450,000	MetLife, Inc	4.125	08/13/42	501,086
750,000	MetLife, Inc	4.875	11/13/43	929,848
500,000	MetLife, Inc	4.721	12/15/44	602,025
800,000	MetLife, Inc	4.050	03/01/45	894,995
1,650,000	MetLife, Inc	4.600	05/13/46	1,996,649
200,000	Montpelier Re Holdings Ltd	4.700	10/15/22	210,917
20,000	Nationwide Financial Services	6.750	05/15/37	22,800
200,000	Old Republic International Corp	4.875	10/01/24	219,049
100,000	Old Republic International Corp	3.875	08/26/26	105,276
500,000	PartnerRe Finance B LLC	3.700	07/02/29	521,125
100,000	Primerica, Inc	4.750	07/15/22	105,978
100,000	Principal Financial Group, Inc	3.300	09/15/22	102,951
150,000	Principal Financial Group, Inc	3.125	05/15/23	154,846
200,000	Principal Financial Group, Inc	3.400	05/15/25	209,349
850,000	Principal Financial Group, Inc	3.100	11/15/26	880,051
100,000	Principal Financial Group, Inc	3.700	05/15/29	107,785
100,000	Principal Financial Group, Inc	4.625	09/15/42	117,842
200,000	Principal Financial Group, Inc	4.350	05/15/43	225,176
300,000	Principal Financial Group, Inc	4.300	11/15/46	341,966
200,000	Principal Financial Group, Inc	4.700	05/15/55	199,250
650,000	Progressive Corp	2.450	01/15/27	652,665
250,000	Progressive Corp	4.000	03/01/29	280,454
120,000	Progressive Corp	6.250	12/01/32	164,155
300,000	Progressive Corp	4.350	04/25/44	355,490
300,000	Progressive Corp	3.700	01/26/45	325,749
950,000	Progressive Corp	4.125	04/15/47	1,103,547
750,000	Progressive Corp	4.200	03/15/48	885,114
891,000	Prudential Financial, Inc	4.500	11/16/21	934,564
300,000	Prudential Financial, Inc	3.878	03/27/28	329,589
450,000	Prudential Financial, Inc	5.700	12/14/36	594,084
600,000	Prudential Financial, Inc	5.200	03/15/44	626,550
1,700,000	Prudential Financial, Inc	4.600	05/15/44	1,985,013
200,000	Prudential Financial, Inc	5.375	05/15/45	212,000
98

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,300,000	Prudential Financial, Inc	4.500%	09/15/47	$2,354,723
300,000	Prudential Financial, Inc	4.418	03/27/48	343,359
2,400,000	Prudential Financial, Inc	5.700	09/15/48	2,660,160
799,000	Prudential Financial, Inc	3.935	12/07/49	863,233
450,000	Prudential Financial, Inc	4.350	02/25/50	516,087
1,000,000	Prudential Financial, Inc	3.700	03/13/51	1,033,542
100,000	Reinsurance Group of America, Inc	5.000	06/01/21	104,501
250,000	Reinsurance Group of America, Inc	4.700	09/15/23	270,159
750,000	Reinsurance Group of America, Inc	3.900	05/15/29	798,196
200,000	RenaissanceRe Finance, Inc	3.700	04/01/25	209,305
200,000	RenaissanceRe Finance, Inc	3.450	07/01/27	205,693
300,000	RenaissanceRe Holdings Ltd	3.600	04/15/29	317,976
250,000	Torchmark Corp	3.800	09/15/22	257,002
350,000	Torchmark Corp	4.550	09/15/28	391,591
20,000	Transatlantic Holdings, Inc	8.000	11/30/39	29,855
600,000	Travelers Cos, Inc	5.350	11/01/40	796,433
200,000	Travelers Cos, Inc	4.600	08/01/43	245,952
250,000	Travelers Cos, Inc	4.300	08/25/45	296,358
400,000	Travelers Cos, Inc	3.750	05/15/46	440,557
1,100,000	Travelers Cos, Inc	4.000	05/30/47	1,260,511
500,000	Travelers Cos, Inc	4.050	03/07/48	575,749
900,000	Travelers Cos, Inc	4.100	03/04/49	1,051,632
100,000	Travelers Property Casualty Corp	6.375	03/15/33	139,531
110,000	Unum Group	5.625	09/15/20	113,500
200,000	Unum Group	4.000	03/15/24	211,316
500,000	Unum Group	4.000	06/15/29	519,846
300,000	Unum Group	5.750	08/15/42	352,605
500,000	Unum Group	4.500	12/15/49	478,521
200,000	Verisk Analytics, Inc	5.800	05/01/21	210,733
500,000	Verisk Analytics, Inc	4.000	06/15/25	538,329
850,000	Verisk Analytics, Inc	4.125	03/15/29	936,741
300,000	Verisk Analytics, Inc	5.500	06/15/45	371,984
200,000	Voya Financial, Inc	3.125	07/15/24	206,498
550,000	Voya Financial, Inc	3.650	06/15/26	579,088
200,000	Voya Financial, Inc	4.800	06/15/46	230,677
150,000	WellPoint, Inc	3.700	08/15/21	153,523
1,000,000	WellPoint, Inc	3.125	05/15/22	1,022,961
500,000	WellPoint, Inc	3.300	01/15/23	516,177
225,000	WellPoint, Inc	3.500	08/15/24	235,844
1,150,000	WellPoint, Inc	4.625	05/15/42	1,274,595
125,000	WellPoint, Inc	4.650	01/15/43	138,276
500,000	WellPoint, Inc	5.100	01/15/44	582,856
425,000	WellPoint, Inc	4.650	08/15/44	473,112
200,000	Willis Group Holdings plc	5.750	03/15/21	209,651
425,000	Willis North America, Inc	3.600	05/15/24	441,685
500,000	Willis North America, Inc	4.500	09/15/28	554,311
750,000	Willis North America, Inc	2.950	09/15/29	735,866
300,000	Willis North America, Inc	5.050	09/15/48	350,681
500,000	Willis North America, Inc	3.875	09/15/49	487,829
165,000	WR Berkley Corp	5.375	09/15/20	169,803
250,000	WR Berkley Corp	4.625	03/15/22	264,172
200,000	WR Berkley Corp	4.750	08/01/44	227,731
455,000	XLIT Ltd	4.450	03/31/25	494,190
99

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		XLIT Ltd	5.250%	12/15/43	$260,204
300,000		XLIT Ltd	5.500	03/31/45	379,226
		TOTAL INSURANCE			153,556,441

MATERIALS - 0.8%
500,000		3M Co	3.000	09/14/21	509,066
625,000		3M Co	2.750	03/01/22	640,320
500,000		3M Co	1.750	02/14/23	498,468
300,000		3M Co	2.250	03/15/23	303,079
600,000		3M Co	3.250	02/14/24	631,118
1,000,000		3M Co	2.000	02/14/25	993,869
1,200,000		3M Co	3.000	08/07/25	1,258,804
675,000		3M Co	2.875	10/15/27	700,649
925,000		3M Co	3.625	09/14/28	1,013,345
500,000		3M Co	3.375	03/01/29	537,638
1,000,000		3M Co	2.375	08/26/29	992,277
200,000		3M Co	3.125	09/19/46	193,626
300,000		3M Co	3.625	10/15/47	313,729
1,150,000		3M Co	4.000	09/14/48	1,294,416
475,000		3M Co	3.250	08/26/49	476,777
150,000		Air Products & Chemicals, Inc	3.000	11/03/21	152,926
150,000		Air Products & Chemicals, Inc	2.750	02/03/23	153,897
300,000		Air Products & Chemicals, Inc	3.350	07/31/24	316,479
200,000		Airgas, Inc	3.650	07/15/24	211,942
200,000		Albemarle Corp	4.150	12/01/24	213,455
750,000		ArcelorMittal	3.600	07/16/24	757,719
2,000,000		ArcelorMittal	6.125	06/01/25	2,250,823
1,000,000		ArcelorMittal	4.550	03/11/26	1,046,269
500,000		ArcelorMittal	4.250	07/16/29	507,751
300,000		Avery Dennison Corp	4.875	12/06/28	341,788
100,000		Barrick Australian Finance Pty Ltd	5.950	10/15/39	128,955
2,250,000		Barrick Gold Corp	5.250	04/01/42	2,750,885
100,000	g	Bemis Co, Inc	3.100	09/15/26	98,217
2,000,000		BHP Billiton Finance USA Ltd	2.875	02/24/22	2,045,664
825,000		BHP Billiton Finance USA Ltd	4.125	02/24/42	950,625
1,525,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	1,968,505
600,000		Braskem Finance Ltd	6.450	02/03/24	662,250
200,000		Cabot Corp	3.700	07/15/22	205,524
500,000		Cabot Corp	4.000	07/01/29	523,842
400,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	421,504
375,000		Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	382,972
200,000		Celulosa Arauco y Constitucion S.A.	5.500	11/02/47	222,000
100,000		Church & Dwight Co, Inc	2.450	08/01/22	100,302
250,000		Church & Dwight Co, Inc	2.875	10/01/22	253,677
500,000		Church & Dwight Co, Inc	3.150	08/01/27	513,505
100,000		Church & Dwight Co, Inc	3.950	08/01/47	107,889
200,000		Domtar Corp	4.400	04/01/22	207,649
1,500,000		Dow Chemical Co	4.125	11/15/21	1,554,507
275,000		Dow Chemical Co	3.000	11/15/22	280,197
500,000	g	Dow Chemical Co	3.150	05/15/24	513,481
1,525,000		Dow Chemical Co	3.500	10/01/24	1,591,287
200,000	g	Dow Chemical Co	4.550	11/30/25	219,724
100

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$750,000	g	Dow Chemical Co	3.625%	05/15/26	$782,794
300,000	g	Dow Chemical Co	4.800	11/30/28	338,979
175,000		Dow Chemical Co	7.375	11/01/29	230,591
1,400,000		Dow Chemical Co	4.250	10/01/34	1,483,672
225,000		Dow Chemical Co	9.400	05/15/39	363,229
275,000		Dow Chemical Co	5.250	11/15/41	316,041
1,200,000		Dow Chemical Co	4.375	11/15/42	1,246,393
400,000		Dow Chemical Co	4.625	10/01/44	429,427
425,000	g	Dow Chemical Co	5.550	11/30/48	516,005
750,000	g	Dow Chemical Co	4.800	05/15/49	828,240
575,000		DowDuPont, Inc	3.766	11/15/20	585,572
1,550,000		DowDuPont, Inc	4.205	11/15/23	1,661,980
1,600,000		DowDuPont, Inc	4.493	11/15/25	1,767,383
2,300,000		DowDuPont, Inc	4.725	11/15/28	2,633,206
150,000		DowDuPont, Inc	5.319	11/15/38	183,116
1,725,000		DowDuPont, Inc	5.419	11/15/48	2,190,044
100,000		Eastman Chemical Co	3.500	12/01/21	102,229
272,000		Eastman Chemical Co	3.600	08/15/22	281,362
727,000		Eastman Chemical Co	3.800	03/15/25	761,744
700,000		Eastman Chemical Co	4.500	12/01/28	772,778
150,000		Eastman Chemical Co	4.800	09/01/42	163,859
525,000		Eastman Chemical Co	4.650	10/15/44	570,576
500,000		Fibria Overseas Finance Ltd	4.000	01/14/25	507,505
700,000		Fibria Overseas Finance Ltd	5.500	01/17/27	751,975
100,000		FMC Corp	3.950	02/01/22	103,004
200,000		FMC Corp	4.100	02/01/24	208,906
500,000		FMC Corp	3.200	10/01/26	504,610
500,000		FMC Corp	3.450	10/01/29	506,156
500,000		FMC Corp	4.500	10/01/49	519,175
300,000		Georgia-Pacific LLC	8.000	01/15/24	369,371
750,000		Georgia-Pacific LLC	7.750	11/15/29	1,075,698
100,000		Hexcel Corp	3.950	02/15/27	104,091
100,000		Hubbell, Inc	3.625	11/15/22	103,417
200,000		Hubbell, Inc	3.350	03/01/26	204,790
500,000		Hubbell, Inc	3.150	08/15/27	505,662
200,000		Hubbell, Inc	3.500	02/15/28	208,441
600,000		Huntsman International LLC	4.500	05/01/29	632,690
100,000		International Flavors & Fragrances, Inc	3.400	09/25/20	101,142
300,000		International Flavors & Fragrances, Inc	3.200	05/01/23	305,590
100,000		International Flavors & Fragrances, Inc	4.450	09/26/28	110,482
200,000		International Flavors & Fragrances, Inc	4.375	06/01/47	203,592
675,000		International Flavors & Fragrances, Inc	5.000	09/26/48	770,818
1,175,000		International Paper Co	3.650	06/15/24	1,236,278
1,875,000		International Paper Co	3.000	02/15/27	1,908,162
450,000		International Paper Co	6.000	11/15/41	549,456
525,000		International Paper Co	4.800	06/15/44	568,376
300,000		International Paper Co	4.400	08/15/47	312,002
1,825,000		International Paper Co	4.350	08/15/48	1,894,144
1,000,000		Kinross Gold Corp	4.500	07/15/27	1,048,730
150,000		Lubrizol Corp	6.500	10/01/34	213,646
300,000		LYB International Finance BV	4.000	07/15/23	317,242
1,000,000		LYB International Finance BV	3.500	03/02/27	1,032,164
575,000		LYB International Finance BV	5.250	07/15/43	655,402
101

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$550,000	LYB International Finance BV	4.875%	03/15/44	$601,237
300,000	LyondellBasell Industries NV	6.000	11/15/21	320,585
1,300,000	LyondellBasell Industries NV	5.750	04/15/24	1,467,925
475,000	LyondellBasell Industries NV	4.625	02/26/55	491,304
200,000	Martin Marietta Materials, Inc	4.250	07/02/24	214,010
200,000	Martin Marietta Materials, Inc	3.450	06/01/27	203,637
325,000	Martin Marietta Materials, Inc	3.500	12/15/27	333,573
450,000	Martin Marietta Materials, Inc	4.250	12/15/47	454,496
150,000	Methanex Corp	4.250	12/01/24	151,180
750,000	Methanex Corp	5.250	12/15/29	753,205
100,000	Methanex Corp	5.650	12/01/44	96,514
100,000	NewMarket Corp	4.100	12/15/22	104,066
1,300,000	Newmont Goldcorp Corp	3.500	03/15/22	1,333,844
250,000	Newmont Goldcorp Corp	3.700	03/15/23	260,236
500,000	Newmont Goldcorp Corp	2.800	10/01/29	493,484
298,000	Newmont Goldcorp Corp	5.875	04/01/35	378,485
235,000	Newmont Goldcorp Corp	6.250	10/01/39	312,030
975,000	Newmont Goldcorp Corp	4.875	03/15/42	1,148,515
300,000	Newmont Goldcorp Corp	5.450	06/09/44	374,378
800,000	Nucor Corp	4.125	09/15/22	842,373
425,000	Nucor Corp	3.950	05/01/28	463,866
300,000	Nucor Corp	5.200	08/01/43	374,553
700,000	Nucor Corp	4.400	05/01/48	805,968
150,000	Nutrien Ltd	3.150	10/01/22	152,882
200,000	Nutrien Ltd	3.500	06/01/23	206,489
625,000	Nutrien Ltd	3.625	03/15/24	654,732
425,000	Nutrien Ltd	3.375	03/15/25	440,374
200,000	Nutrien Ltd	3.000	04/01/25	203,264
700,000	Nutrien Ltd	4.000	12/15/26	749,822
550,000	Nutrien Ltd	4.200	04/01/29	605,618
200,000	Nutrien Ltd	4.125	03/15/35	208,706
200,000	Nutrien Ltd	5.625	12/01/40	238,814
100,000	Nutrien Ltd	6.125	01/15/41	124,365
200,000	Nutrien Ltd	4.900	06/01/43	219,746
725,000	Nutrien Ltd	5.250	01/15/45	857,414
650,000	Nutrien Ltd	5.000	04/01/49	757,862
500,000	Owens Corning	4.200	12/01/24	526,387
300,000	Owens Corning	3.400	08/15/26	301,460
500,000	Owens Corning	3.950	08/15/29	508,508
525,000	Owens Corning	4.300	07/15/47	477,073
350,000	Owens Corning	4.400	01/30/48	322,373
675,000	Packaging Corp of America	2.450	12/15/20	676,402
150,000	Packaging Corp of America	3.900	06/15/22	154,989
250,000	Packaging Corp of America	4.500	11/01/23	268,339
100,000	Packaging Corp of America	3.650	09/15/24	104,634
550,000	Packaging Corp of America	3.400	12/15/27	570,860
300,000	PPG Industries, Inc	3.600	11/15/20	304,983
300,000	PPG Industries, Inc	3.200	03/15/23	309,695
500,000	PPG Industries, Inc	2.400	08/15/24	499,789
425,000	PPG Industries, Inc	3.750	03/15/28	462,987
500,000	PPG Industries, Inc	2.800	08/15/29	501,041
1,200,000	Praxair, Inc	2.250	09/24/20	1,203,179
102

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$250,000	Praxair, Inc	2.200%	08/15/22	$251,774
300,000	Praxair, Inc	2.650	02/05/25	308,620
3,500,000	Praxair, Inc	3.200	01/30/26	3,703,669
625,000	Praxair, Inc	3.550	11/07/42	667,359
3,250,000	Rio Tinto Finance USA Ltd	3.750	06/15/25	3,491,773
350,000	Rio Tinto Finance USA Ltd	5.200	11/02/40	455,207
1,400,000	Rio Tinto Finance USA plc	4.125	08/21/42	1,618,774
200,000	Rohm & Haas Co	7.850	07/15/29	268,101
300,000	RPM International, Inc	3.450	11/15/22	307,972
100,000	RPM International, Inc	3.750	03/15/27	103,856
300,000	RPM International, Inc	4.550	03/01/29	325,708
100,000	RPM International, Inc	5.250	06/01/45	110,221
200,000	RPM International, Inc	4.250	01/15/48	195,343
1,500,000	SASOL Financing USA LLC	5.875	03/27/24	1,620,609
550,000	SASOL Financing USA LLC	6.500	09/27/28	608,028
225,000	Sherwin-Williams Co	4.200	01/15/22	233,330
248,000	Sherwin-Williams Co	2.750	06/01/22	251,704
1,500,000	Sherwin-Williams Co	3.125	06/01/24	1,549,547
200,000	Sherwin-Williams Co	3.450	08/01/25	208,871
200,000	Sherwin-Williams Co	3.950	01/15/26	213,721
925,000	Sherwin-Williams Co	3.450	06/01/27	968,297
500,000	Sherwin-Williams Co	2.950	08/15/29	501,216
200,000	Sherwin-Williams Co	4.000	12/15/42	207,202
900,000	Sherwin-Williams Co	4.500	06/01/47	1,009,898
500,000	Sherwin-Williams Co	3.800	08/15/49	510,764
150,000	Sonoco Products Co	5.750	11/01/40	188,081
200,000	Southern Copper Corp	5.375	04/16/20	202,695
300,000	Southern Copper Corp	3.875	04/23/25	312,216
100,000	Southern Copper Corp	7.500	07/27/35	133,750
1,180,000	Southern Copper Corp	6.750	04/16/40	1,529,312
1,500,000	Southern Copper Corp	5.875	04/23/45	1,818,699
1,900,000	Suzano Austria GmbH	6.000	01/15/29	2,065,300
1,675,000	Teck Resources Ltd	6.250	07/15/41	1,862,568
750,000	Vulcan Materials Co	4.500	04/01/25	804,578
100,000	Vulcan Materials Co	3.900	04/01/27	104,983
475,000	Vulcan Materials Co	4.500	06/15/47	510,640
200,000	Vulcan Materials Co	4.700	03/01/48	219,396
500,000	Westlake Chemical Corp	3.600	08/15/26	516,347
500,000	Westlake Chemical Corp	5.000	08/15/46	538,173
200,000	Westlake Chemical Corp	4.375	11/15/47	196,697
500,000	WestRock RKT LLC	4.900	03/01/22	528,984
500,000	WestRock RKT LLC	4.000	03/01/23	524,758
250,000	WRKCo, Inc	3.000	09/15/24	255,133
425,000	WRKCo, Inc	3.750	03/15/25	447,436
525,000	WRKCo, Inc	4.650	03/15/26	576,326
300,000	WRKCo, Inc	3.375	09/15/27	305,241
325,000	WRKCo, Inc	4.000	03/15/28	346,208
240,000	WRKCo, Inc	3.900	06/01/28	253,110
950,000	WRKCo, Inc	4.900	03/15/29	1,074,409
685,000	WRKCo, Inc	4.200	06/01/32	752,185
171,000	Yamana Gold, Inc	4.625	12/15/27	181,084
	TOTAL MATERIALS			128,287,452
103

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
MEDIA & ENTERTAINMENT - 0.9%
$445,000	CBS Corp	4.300%	02/15/21	$454,568
200,000	CBS Corp	2.500	02/15/23	200,637
500,000	CBS Corp	2.900	06/01/23	506,944
200,000	CBS Corp	3.700	08/15/24	209,223
300,000	CBS Corp	3.500	01/15/25	311,951
800,000	CBS Corp	4.000	01/15/26	852,873
650,000	CBS Corp	2.900	01/15/27	644,472
200,000	CBS Corp	3.375	02/15/28	204,799
1,300,000	CBS Corp	3.700	06/01/28	1,355,276
500,000	CBS Corp	4.200	06/01/29	542,671
500,000	CBS Corp	7.875	07/30/30	699,499
200,000	CBS Corp	4.850	07/01/42	222,189
200,000	CBS Corp	4.900	08/15/44	224,820
800,000	CBS Corp	4.600	01/15/45	868,191
825,000	Charter Communications Operating LLC	3.579	07/23/20	832,382
1,135,000	Charter Communications Operating LLC	4.464	07/23/22	1,194,889
225,000	Charter Communications Operating LLC	4.500	02/01/24	241,746
3,650,000	Charter Communications Operating LLC	4.908	07/23/25	4,011,269
950,000	Charter Communications Operating LLC	3.750	02/15/28	974,909
2,750,000	Charter Communications Operating LLC	4.200	03/15/28	2,895,047
2,850,000	Charter Communications Operating LLC	5.050	03/30/29	3,189,220
750,000	Charter Communications Operating LLC	6.384	10/23/35	908,508
1,500,000	Charter Communications Operating LLC	5.375	04/01/38	1,679,154
1,550,000	Charter Communications Operating LLC	6.484	10/23/45	1,888,668
1,400,000	Charter Communications Operating LLC	5.375	05/01/47	1,523,469
1,375,000	Charter Communications Operating LLC	5.750	04/01/48	1,566,930
1,000,000	Charter Communications Operating LLC	5.125	07/01/49	1,065,327
250,000	Comcast Cable Communications Holdings, Inc	9.455	11/15/22	306,136
1,000,000	Comcast Corp	3.300	10/01/20	1,013,604
650,000	Comcast Corp	3.450	10/01/21	669,367
150,000	Comcast Corp	1.625	01/15/22	149,424
1,600,000	Comcast Corp	3.125	07/15/22	1,653,457
1,000,000	Comcast Corp	2.850	01/15/23	1,025,810
850,000	Comcast Corp	2.750	03/01/23	870,775
850,000	Comcast Corp	3.000	02/01/24	881,574
325,000	Comcast Corp	3.600	03/01/24	344,772
2,025,000	Comcast Corp	3.700	04/15/24	2,159,098
850,000	Comcast Corp	3.375	02/15/25	896,587
350,000	Comcast Corp	3.375	08/15/25	370,124
1,550,000	Comcast Corp	3.950	10/15/25	1,687,637
1,950,000	Comcast Corp	3.150	03/01/26	2,042,442
1,025,000	Comcast Corp	2.350	01/15/27	1,020,223
1,450,000	Comcast Corp	3.300	02/01/27	1,532,228
900,000	Comcast Corp	3.150	02/15/28	938,325
3,200,000	Comcast Corp	3.550	05/01/28	3,438,677
2,675,000	Comcast Corp	4.150	10/15/28	3,001,410
3,300,000	Comcast Corp	4.250	10/15/30	3,756,087
1,925,000	Comcast Corp	4.250	01/15/33	2,216,568
150,000	Comcast Corp	7.050	03/15/33	216,240
200,000	Comcast Corp	4.200	08/15/34	228,962
500,000	Comcast Corp	4.400	08/15/35	583,611
104

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$175,000		Comcast Corp	6.500%	11/15/35	$245,147
3,475,000		Comcast Corp	3.200	07/15/36	3,563,935
175,000		Comcast Corp	6.950	08/15/37	257,446
3,150,000		Comcast Corp	3.900	03/01/38	3,487,102
1,425,000		Comcast Corp	4.600	10/15/38	1,707,528
150,000		Comcast Corp	4.650	07/15/42	179,635
175,000		Comcast Corp	4.750	03/01/44	213,800
1,125,000		Comcast Corp	4.600	08/15/45	1,353,057
1,275,000		Comcast Corp	3.400	07/15/46	1,307,628
631,000		Comcast Corp	3.969	11/01/47	696,501
1,500,000		Comcast Corp	4.000	03/01/48	1,662,112
2,625,000		Comcast Corp	4.700	10/15/48	3,217,224
1,407,000		Comcast Corp	3.999	11/01/49	1,563,765
3,600,000		Comcast Corp	4.950	10/15/58	4,618,672
200,000		Discovery Communications LLC	2.800	06/15/20	200,683
500,000		Discovery Communications LLC	3.300	05/15/22	511,814
200,000		Discovery Communications LLC	3.500	06/15/22	204,946
450,000		Discovery Communications LLC	2.950	03/20/23	457,246
900,000		Discovery Communications LLC	3.250	04/01/23	924,061
300,000		Discovery Communications LLC	3.800	03/13/24	313,393
200,000		Discovery Communications LLC	3.900	11/15/24	210,735
350,000		Discovery Communications LLC	3.450	03/15/25	358,948
200,000		Discovery Communications LLC	3.950	06/15/25	210,671
500,000		Discovery Communications LLC	4.900	03/11/26	555,657
2,275,000		Discovery Communications LLC	3.950	03/20/28	2,370,765
1,000,000		Discovery Communications LLC	4.125	05/15/29	1,053,437
225,000		Discovery Communications LLC	5.000	09/20/37	242,034
100,000		Discovery Communications LLC	6.350	06/01/40	122,267
100,000		Discovery Communications LLC	4.950	05/15/42	104,909
125,000		Discovery Communications LLC	4.875	04/01/43	129,872
1,400,000		Discovery Communications LLC	5.200	09/20/47	1,528,184
1,000,000		Discovery Communications LLC	5.300	05/15/49	1,108,053
150,000	g	Fox Corp	3.666	01/25/22	154,880
500,000	g	Fox Corp	4.030	01/25/24	531,925
2,250,000	g	Fox Corp	4.709	01/25/29	2,568,263
900,000	g	Fox Corp	5.476	01/25/39	1,105,501
650,000	g	Fox Corp	5.576	01/25/49	825,638
550,000		Grupo Televisa SAB	6.625	03/18/25	643,450
200,000		Grupo Televisa SAB	4.625	01/30/26	213,431
1,100,000		Grupo Televisa SAB	5.000	05/13/45	1,169,635
700,000		Grupo Televisa SAB	6.125	01/31/46	853,489
500,000		Grupo Televisa SAB	5.250	05/24/49	547,173
450,000		Interpublic Group of Cos, Inc	3.500	10/01/20	455,281
450,000		Interpublic Group of Cos, Inc	3.750	10/01/21	461,305
100,000		Interpublic Group of Cos, Inc	4.000	03/15/22	103,331
200,000		Interpublic Group of Cos, Inc	4.200	04/15/24	214,500
350,000		Interpublic Group of Cos, Inc	4.650	10/01/28	392,284
400,000		Interpublic Group of Cos, Inc	5.400	10/01/48	476,394
1,000,000	h	LYB International Finance III LLC	4.200	10/15/49	989,943
275,000		NBC Universal Media LLC	2.875	01/15/23	282,515
1,425,000		NBC Universal Media LLC	4.450	01/15/43	1,657,927
300,000		Omnicom Group, Inc	4.450	08/15/20	305,948
700,000		Omnicom Group, Inc	3.625	05/01/22	725,816
105

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$425,000		Omnicom Group, Inc	3.650%	11/01/24	$447,598
1,050,000		Omnicom Group, Inc	3.600	04/15/26	1,107,043
329,000		Reed Elsevier Capital, Inc	3.125	10/15/22	335,720
2,000,000		Time Warner Cable LLC	4.000	09/01/21	2,046,170
1,075,000		Time Warner Cable LLC	6.550	05/01/37	1,291,126
400,000		Time Warner Cable LLC	7.300	07/01/38	510,199
500,000		Time Warner Cable LLC	6.750	06/15/39	609,977
890,000		Time Warner Cable LLC	5.875	11/15/40	995,860
475,000		Time Warner Cable LLC	5.500	09/01/41	511,913
2,875,000		Time Warner Cable LLC	4.500	09/15/42	2,827,253
325,000		Time Warner Entertainment Co LP	8.375	03/15/23	384,812
300,000		Time Warner Entertainment Co LP	8.375	07/15/33	415,071
200,000		Toledo Hospital	5.325	11/15/28	223,037
450,000		Toledo Hospital	5.750	11/15/38	530,682
200,000		Toledo Hospital	6.015	11/15/48	246,979
175,000		Viacom, Inc	4.250	09/01/23	185,589
2,248,000		Viacom, Inc	3.875	04/01/24	2,365,753
150,000		Viacom, Inc	6.875	04/30/36	192,566
2,179,000		Viacom, Inc	4.375	03/15/43	2,245,250
125,000		Viacom, Inc	5.850	09/01/43	153,732
200,000		Walt Disney Co	2.150	09/17/20	200,433
300,000		Walt Disney Co	2.300	02/12/21	302,043
850,000		Walt Disney Co	2.550	02/15/22	863,580
100,000		Walt Disney Co	2.450	03/04/22	101,470
750,000		Walt Disney Co	1.650	09/01/22	748,129
1,250,000	g	Walt Disney Co	3.000	09/15/22	1,289,536
750,000		Walt Disney Co	1.750	08/30/24	742,694
875,000		Walt Disney Co	3.150	09/17/25	930,277
700,000	g	Walt Disney Co	3.700	10/15/25	754,370
500,000		Walt Disney Co	3.000	02/13/26	526,705
475,000		Walt Disney Co	1.850	07/30/26	468,661
4,100,000	g	Walt Disney Co	3.375	11/15/26	4,385,937
1,500,000		Walt Disney Co	2.950	06/15/27	1,592,030
425,000		Walt Disney Co	2.000	09/01/29	413,873
1,525,000	g	Walt Disney Co	6.200	12/15/34	2,170,140
229,000	g	Walt Disney Co	6.400	12/15/35	330,288
325,000	g	Walt Disney Co	6.650	11/15/37	489,890
1,425,000	g	Walt Disney Co	6.150	02/15/41	2,091,500
100,000		Walt Disney Co	4.375	08/16/41	120,452
200,000		Walt Disney Co	3.700	12/01/42	225,416
225,000	g	Walt Disney Co	5.400	10/01/43	314,366
1,275,000		Walt Disney Co	4.125	06/01/44	1,540,943
500,000	g	Walt Disney Co	4.750	09/15/44	648,339
300,000	g	Walt Disney Co	4.950	10/15/45	402,935
100,000		Walt Disney Co	3.000	07/30/46	101,265
700,000	g	Walt Disney Co	4.750	11/15/46	922,234
1,000,000		Walt Disney Co	2.750	09/01/49	961,918
261,000		WPP Finance 2010	4.750	11/21/21	273,271
300,000		WPP Finance 2010	3.625	09/07/22	309,921
1,500,000		WPP Finance 2010	3.750	09/19/24	1,560,524
		TOTAL MEDIA & ENTERTAINMENT			153,042,095
106

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
$2,550,000	Abbott Laboratories	2.900%	11/30/21	$2,596,000
175,000	Abbott Laboratories	2.550	03/15/22	176,821
200,000	Abbott Laboratories	3.400	11/30/23	210,252
275,000	Abbott Laboratories	2.950	03/15/25	285,419
1,708,000	Abbott Laboratories	3.750	11/30/26	1,861,114
2,750,000	Abbott Laboratories	4.750	11/30/36	3,379,745
3,450,000	Abbott Laboratories	4.900	11/30/46	4,451,208
350,000	AbbVie, Inc	2.300	05/14/21	350,666
1,200,000	AbbVie, Inc	3.375	11/14/21	1,229,951
625,000	AbbVie, Inc	2.900	11/06/22	637,007
2,275,000	AbbVie, Inc	3.200	11/06/22	2,333,537
850,000	AbbVie, Inc	2.850	05/14/23	864,758
1,850,000	AbbVie, Inc	3.750	11/14/23	1,944,779
1,575,000	AbbVie, Inc	3.600	05/14/25	1,637,784
4,150,000	AbbVie, Inc	3.200	05/14/26	4,225,860
675,000	AbbVie, Inc	4.250	11/14/28	732,992
1,925,000	AbbVie, Inc	4.500	05/14/35	2,075,133
675,000	AbbVie, Inc	4.300	05/14/36	713,015
2,175,000	AbbVie, Inc	4.400	11/06/42	2,244,524
925,000	AbbVie, Inc	4.700	05/14/45	988,218
1,350,000	AbbVie, Inc	4.450	05/14/46	1,399,233
1,150,000	AbbVie, Inc	4.875	11/14/48	1,269,513
3,500,000	Actavis Funding SCS	3.450	03/15/22	3,587,152
2,350,000	Actavis Funding SCS	3.800	03/15/25	2,461,037
2,250,000	Actavis Funding SCS	4.550	03/15/35	2,390,080
125,000	Actavis Funding SCS	4.850	06/15/44	133,334
710,000	Actavis Funding SCS	4.750	03/15/45	752,682
700,000	Amgen, Inc	4.100	06/15/21	721,188
200,000	Amgen, Inc	1.850	08/19/21	199,265
1,425,000	Amgen, Inc	2.650	05/11/22	1,443,520
1,175,000	Amgen, Inc	3.625	05/15/22	1,215,675
2,475,000	Amgen, Inc	2.250	08/19/23	2,489,979
950,000	Amgen, Inc	3.625	05/22/24	1,006,545
775,000	Amgen, Inc	3.125	05/01/25	805,847
1,225,000	Amgen, Inc	2.600	08/19/26	1,230,170
775,000	Amgen, Inc	3.200	11/02/27	810,576
250,000	Amgen, Inc	5.150	11/15/41	302,689
2,675,000	Amgen, Inc	4.400	05/01/45	3,010,284
2,128,000	Amgen, Inc	4.563	06/15/48	2,436,379
1,947,000	Amgen, Inc	4.663	06/15/51	2,266,883
1,100,000	AstraZeneca plc	2.375	11/16/20	1,104,481
725,000	AstraZeneca plc	2.375	06/12/22	730,345
475,000	AstraZeneca plc	3.500	08/17/23	496,398
350,000	AstraZeneca plc	3.375	11/16/25	368,255
950,000	AstraZeneca plc	3.125	06/12/27	988,478
1,700,000	AstraZeneca plc	4.000	01/17/29	1,893,728
1,900,000	AstraZeneca plc	6.450	09/15/37	2,684,263
625,000	AstraZeneca plc	4.000	09/18/42	690,673
500,000	AstraZeneca plc	4.375	11/16/45	587,794
750,000	AstraZeneca plc	4.375	08/17/48	890,614
449,000	Baxalta, Inc	4.000	06/23/25	483,999
107

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$149,000		Baxalta, Inc	5.250%	06/23/45	$192,779
1,000,000		Biogen, Inc	2.900	09/15/20	1,007,167
650,000		Biogen, Inc	3.625	09/15/22	676,513
875,000		Biogen, Inc	4.050	09/15/25	948,022
1,200,000		Biogen, Inc	5.200	09/15/45	1,423,532
2,000,000	g	Bristol-Myers Squibb Co	2.550	05/14/21	2,017,503
2,000,000	g	Bristol-Myers Squibb Co	2.600	05/16/22	2,030,087
200,000		Bristol-Myers Squibb Co	2.000	08/01/22	200,203
200,000		Bristol-Myers Squibb Co	3.250	11/01/23	209,035
3,450,000	g	Bristol-Myers Squibb Co	2.900	07/26/24	3,559,946
750,000	g	Bristol-Myers Squibb Co	3.200	06/15/26	786,322
500,000		Bristol-Myers Squibb Co	3.250	02/27/27	534,311
2,025,000	g	Bristol-Myers Squibb Co	3.400	07/26/29	2,165,162
700,000	g	Bristol-Myers Squibb Co	4.125	06/15/39	793,726
650,000		Bristol-Myers Squibb Co	3.250	08/01/42	658,349
200,000		Bristol-Myers Squibb Co	4.500	03/01/44	240,845
3,400,000	g	Bristol-Myers Squibb Co	4.250	10/26/49	3,959,209
425,000		Celgene Corp	2.875	08/15/20	427,337
200,000		Celgene Corp	3.950	10/15/20	203,528
500,000		Celgene Corp	2.875	02/19/21	504,802
200,000		Celgene Corp	2.250	08/15/21	200,005
550,000		Celgene Corp	3.250	08/15/22	566,701
2,050,000		Celgene Corp	3.550	08/15/22	2,129,887
600,000		Celgene Corp	2.750	02/15/23	610,745
1,750,000		Celgene Corp	3.250	02/20/23	1,811,733
275,000		Celgene Corp	3.625	05/15/24	290,427
600,000		Celgene Corp	3.875	08/15/25	647,720
525,000		Celgene Corp	3.450	11/15/27	557,293
1,275,000		Celgene Corp	3.900	02/20/28	1,400,570
300,000		Celgene Corp	5.250	08/15/43	378,925
2,200,000		Celgene Corp	5.000	08/15/45	2,760,336
500,000		Celgene Corp	4.350	11/15/47	579,558
2,300,000		Celgene Corp	4.550	02/20/48	2,744,116
175,000		Eli Lilly & Co	2.350	05/15/22	177,185
975,000		Eli Lilly & Co	2.750	06/01/25	1,006,653
950,000		Eli Lilly & Co	3.100	05/15/27	999,176
700,000		Eli Lilly & Co	3.375	03/15/29	757,986
650,000		Eli Lilly & Co	3.875	03/15/39	743,313
550,000		Eli Lilly & Co	3.700	03/01/45	607,622
250,000		Eli Lilly & Co	3.950	05/15/47	288,462
1,025,000		Eli Lilly & Co	3.950	03/15/49	1,187,109
875,000		Eli Lilly & Co	4.150	03/15/59	1,030,408
1,200,000		Gilead Sciences, Inc	2.550	09/01/20	1,205,771
600,000		Gilead Sciences, Inc	4.500	04/01/21	619,894
1,150,000		Gilead Sciences, Inc	4.400	12/01/21	1,199,633
200,000		Gilead Sciences, Inc	1.950	03/01/22	199,919
700,000		Gilead Sciences, Inc	3.250	09/01/22	724,419
500,000		Gilead Sciences, Inc	2.500	09/01/23	506,309
800,000		Gilead Sciences, Inc	3.700	04/01/24	847,748
575,000		Gilead Sciences, Inc	3.500	02/01/25	606,874
3,125,000		Gilead Sciences, Inc	3.650	03/01/26	3,348,628
525,000		Gilead Sciences, Inc	2.950	03/01/27	541,439
108

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$450,000	Gilead Sciences, Inc	4.600%	09/01/35	$533,765
1,300,000	Gilead Sciences, Inc	4.000	09/01/36	1,454,762
250,000	Gilead Sciences, Inc	5.650	12/01/41	329,132
1,025,000	Gilead Sciences, Inc	4.800	04/01/44	1,226,503
950,000	Gilead Sciences, Inc	4.500	02/01/45	1,101,333
925,000	Gilead Sciences, Inc	4.750	03/01/46	1,110,820
3,625,000	Gilead Sciences, Inc	4.150	03/01/47	4,041,494
875,000	GlaxoSmithKline Capital plc	3.125	05/14/21	892,315
1,193,000	GlaxoSmithKline Capital plc	2.850	05/08/22	1,218,001
500,000	GlaxoSmithKline Capital plc	2.875	06/01/22	510,851
1,100,000	GlaxoSmithKline Capital plc	3.000	06/01/24	1,138,842
500,000	GlaxoSmithKline Capital plc	3.375	06/01/29	536,758
900,000	GlaxoSmithKline Capital, Inc	2.800	03/18/23	923,298
1,200,000	GlaxoSmithKline Capital, Inc	3.375	05/15/23	1,253,008
950,000	GlaxoSmithKline Capital, Inc	3.625	05/15/25	1,021,794
925,000	GlaxoSmithKline Capital, Inc	3.875	05/15/28	1,021,262
350,000	GlaxoSmithKline Capital, Inc	5.375	04/15/34	450,197
1,243,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	1,787,974
850,000	GlaxoSmithKline Capital, Inc	4.200	03/18/43	984,515
425,000	Johnson & Johnson	1.950	11/10/20	425,186
250,000	Johnson & Johnson	1.650	03/01/21	249,486
200,000	Johnson & Johnson	2.450	12/05/21	202,645
650,000	Johnson & Johnson	2.250	03/03/22	657,645
300,000	Johnson & Johnson	2.050	03/01/23	302,053
950,000	Johnson & Johnson	3.375	12/05/23	1,006,853
1,475,000	Johnson & Johnson	2.625	01/15/25	1,520,449
1,000,000	Johnson & Johnson	2.450	03/01/26	1,017,991
1,325,000	Johnson & Johnson	2.950	03/03/27	1,393,308
1,850,000	Johnson & Johnson	2.900	01/15/28	1,946,158
1,000,000	Johnson & Johnson	4.375	12/05/33	1,193,676
250,000	Johnson & Johnson	3.550	03/01/36	274,736
450,000	Johnson & Johnson	3.625	03/03/37	501,907
250,000	Johnson & Johnson	5.950	08/15/37	355,101
675,000	Johnson & Johnson	3.400	01/15/38	730,114
375,000	Johnson & Johnson	5.850	07/15/38	533,747
300,000	Johnson & Johnson	4.500	12/05/43	374,669
1,200,000	Johnson & Johnson	3.700	03/01/46	1,355,182
1,625,000	Johnson & Johnson	3.750	03/03/47	1,853,068
2,100,000	Johnson & Johnson	3.500	01/15/48	2,311,313
600,000	Life Technologies Corp	5.000	01/15/21	617,643
2,200,000	Merck & Co, Inc	3.875	01/15/21	2,245,259
750,000	Merck & Co, Inc	2.350	02/10/22	759,273
200,000	Merck & Co, Inc	2.400	09/15/22	203,348
1,300,000	Merck & Co, Inc	2.800	05/18/23	1,338,531
1,400,000	Merck & Co, Inc	2.900	03/07/24	1,454,732
1,450,000	Merck & Co, Inc	2.750	02/10/25	1,501,297
1,050,000	Merck & Co, Inc	3.400	03/07/29	1,138,459
1,475,000	Merck & Co, Inc	3.900	03/07/39	1,714,978
100,000	Merck & Co, Inc	3.600	09/15/42	110,598
925,000	Merck & Co, Inc	4.150	05/18/43	1,116,142
1,825,000	Merck & Co, Inc	3.700	02/10/45	2,066,174
1,200,000	Merck & Co, Inc	4.000	03/07/49	1,427,437
100,000	Mylan NV	3.750	12/15/20	101,472
109

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,175,000		Mylan NV	3.150%	06/15/21	$1,189,983
2,800,000		Mylan NV	3.950	06/15/26	2,897,509
750,000		Mylan NV	5.250	06/15/46	796,699
500,000		Mylan, Inc	4.550	04/15/28	532,621
300,000		Mylan, Inc	5.200	04/15/48	317,775
750,000		Novartis Capital Corp	2.400	05/17/22	761,211
725,000		Novartis Capital Corp	2.400	09/21/22	736,952
2,300,000		Novartis Capital Corp	3.400	05/06/24	2,444,735
725,000		Novartis Capital Corp	3.000	11/20/25	763,209
1,300,000		Novartis Capital Corp	3.100	05/17/27	1,381,736
400,000		Novartis Capital Corp	3.700	09/21/42	447,192
1,025,000		Novartis Capital Corp	4.400	05/06/44	1,265,736
700,000		Novartis Capital Corp	4.000	11/20/45	824,261
100,000		Perrigo Co plc	4.000	11/15/23	101,680
100,000		Perrigo Co plc	5.300	11/15/43	92,788
200,000		Perrigo Finance Unlimited Co	3.900	12/15/24	205,054
200,000		Perrigo Finance Unlimited Co	4.375	03/15/26	206,756
221,000		Perrigo Finance Unlimited Co	4.900	12/15/44	206,965
500,000		Pfizer, Inc	1.950	06/03/21	500,601
500,000		Pfizer, Inc	3.000	09/15/21	510,568
200,000		Pfizer, Inc	2.200	12/15/21	201,104
1,950,000		Pfizer, Inc	2.800	03/11/22	1,987,315
1,075,000		Pfizer, Inc	3.000	06/15/23	1,114,678
675,000		Pfizer, Inc	3.200	09/15/23	707,154
1,450,000		Pfizer, Inc	2.950	03/15/24	1,507,159
1,175,000		Pfizer, Inc	3.400	05/15/24	1,247,185
350,000		Pfizer, Inc	2.750	06/03/26	362,506
2,850,000		Pfizer, Inc	3.000	12/15/26	3,003,491
950,000		Pfizer, Inc	3.600	09/15/28	1,038,580
1,550,000		Pfizer, Inc	3.450	03/15/29	1,680,624
425,000		Pfizer, Inc	4.000	12/15/36	487,894
500,000		Pfizer, Inc	4.100	09/15/38	572,547
875,000		Pfizer, Inc	3.900	03/15/39	979,616
350,000		Pfizer, Inc	7.200	03/15/39	549,411
625,000		Pfizer, Inc	4.300	06/15/43	734,094
1,100,000		Pfizer, Inc	4.400	05/15/44	1,312,532
1,875,000		Pfizer, Inc	4.125	12/15/46	2,177,624
1,200,000		Pfizer, Inc	4.200	09/15/48	1,416,098
2,100,000		Pfizer, Inc	4.000	03/15/49	2,423,204
1,750,000		Sanofi	3.375	06/19/23	1,835,959
500,000		Sanofi	3.625	06/19/28	553,756
825,000	g	Takeda Pharmaceutical Co Ltd	4.000	11/26/21	854,157
1,000,000	g	Takeda Pharmaceutical Co Ltd	4.400	11/26/23	1,077,070
1,700,000	g	Takeda Pharmaceutical Co Ltd	5.000	11/26/28	1,990,757
175,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	178,791
1,000,000		Wyeth LLC	6.450	02/01/24	1,179,108
150,000		Wyeth LLC	6.500	02/01/34	209,307
275,000		Wyeth LLC	5.950	04/01/37	374,498
100,000		Zoetis, Inc	3.450	11/13/20	101,290
500,000		Zoetis, Inc	3.250	08/20/21	508,784
1,000,000		Zoetis, Inc	3.250	02/01/23	1,026,519
300,000		Zoetis, Inc	4.500	11/13/25	332,940
110

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$425,000	Zoetis, Inc	3.000%	09/12/27	$436,167
500,000	Zoetis, Inc	3.900	08/20/28	547,227
900,000	Zoetis, Inc	4.700	02/01/43	1,079,839
250,000	Zoetis, Inc	3.950	09/12/47	273,145
200,000	Zoetis, Inc	4.450	08/20/48	237,373
	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			235,625,572

REAL ESTATE - 0.8%
100,000	Alexandria Real Estate Equities, Inc	3.900	06/15/23	105,597
1,250,000	Alexandria Real Estate Equities, Inc	4.000	01/15/24	1,333,883
100,000	Alexandria Real Estate Equities, Inc	3.450	04/30/25	104,698
200,000	Alexandria Real Estate Equities, Inc	4.300	01/15/26	218,121
500,000	Alexandria Real Estate Equities, Inc	3.800	04/15/26	531,933
625,000	Alexandria Real Estate Equities, Inc	3.950	01/15/28	674,050
200,000	Alexandria Real Estate Equities, Inc	4.500	07/30/29	226,237
425,000	Alexandria Real Estate Equities, Inc	2.750	12/15/29	418,892
100,000	Alexandria Real Estate Equities, Inc	4.700	07/01/30	115,953
275,000	Alexandria Real Estate Equities, Inc	3.375	08/15/31	286,642
500,000	Alexandria Real Estate Equities, Inc	4.850	04/15/49	617,670
700,000	Alexandria Real Estate Equities, Inc	4.000	02/01/50	763,010
100,000	American Campus Communities Operating Partnership LP	3.750	04/15/23	104,136
1,300,000	American Campus Communities Operating Partnership LP	4.125	07/01/24	1,390,961
500,000	American Campus Communities Operating Partnership LP	3.300	07/15/26	513,051
200,000	American Campus Communities Operating Partnership LP	3.625	11/15/27	210,090
500,000	American Homes 4 Rent LP	4.900	02/15/29	568,004
1,150,000	American Tower Corp	3.300	02/15/21	1,166,335
200,000	American Tower Corp	3.450	09/15/21	204,613
725,000	American Tower Corp	2.250	01/15/22	725,819
200,000	American Tower Corp	4.700	03/15/22	211,854
800,000	American Tower Corp	3.500	01/31/23	828,882
2,000,000	American Tower Corp	3.000	06/15/23	2,045,906
450,000	American Tower Corp	5.000	02/15/24	497,248
350,000	American Tower Corp	3.375	05/15/24	364,119
500,000	American Tower Corp	2.950	01/15/25	510,840
525,000	American Tower Corp	4.000	06/01/25	561,528
200,000	American Tower Corp	4.400	02/15/26	219,399
425,000	American Tower Corp	3.375	10/15/26	442,499
750,000	American Tower Corp	2.750	01/15/27	748,785
500,000	American Tower Corp	3.125	01/15/27	509,962
150,000	American Tower Corp	3.550	07/15/27	158,141
500,000	American Tower Corp	3.600	01/15/28	526,955
350,000	American Tower Corp	3.950	03/15/29	377,164
1,300,000	American Tower Corp	3.800	08/15/29	1,387,836
200,000	AvalonBay Communities, Inc	3.625	10/01/20	202,194
225,000	AvalonBay Communities, Inc	2.950	09/15/22	230,577
200,000	AvalonBay Communities, Inc	3.500	11/15/24	212,587
200,000	AvalonBay Communities, Inc	2.950	05/11/26	206,658
100,000	AvalonBay Communities, Inc	2.900	10/15/26	102,782
1,200,000	AvalonBay Communities, Inc	3.350	05/15/27	1,270,080
111

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		AvalonBay Communities, Inc	3.200%	01/15/28	$208,810
750,000		AvalonBay Communities, Inc	3.300	06/01/29	793,389
400,000		AvalonBay Communities, Inc	4.150	07/01/47	470,374
200,000		AvalonBay Communities, Inc	4.350	04/15/48	241,191
1,175,000		Boston Properties LP	4.125	05/15/21	1,206,719
275,000		Boston Properties LP	3.850	02/01/23	288,473
425,000		Boston Properties LP	3.125	09/01/23	438,664
200,000		Boston Properties LP	3.800	02/01/24	211,373
1,500,000		Boston Properties LP	3.200	01/15/25	1,556,041
275,000		Boston Properties LP	3.650	02/01/26	291,068
700,000		Boston Properties LP	2.750	10/01/26	706,388
550,000		Boston Properties LP	4.500	12/01/28	625,771
550,000		Boston Properties LP	3.400	06/21/29	575,462
750,000		Boston Properties LP	2.900	03/15/30	746,345
100,000		Brandywine Operating Partnership LP	3.950	02/15/23	104,261
100,000		Brandywine Operating Partnership LP	3.950	11/15/27	104,524
150,000		Brixmor Operating Partnership LP	3.875	08/15/22	155,902
350,000		Brixmor Operating Partnership LP	3.250	09/15/23	358,257
900,000		Brixmor Operating Partnership LP	3.650	06/15/24	936,169
200,000		Brixmor Operating Partnership LP	3.850	02/01/25	209,167
225,000		Brixmor Operating Partnership LP	4.125	06/15/26	238,672
300,000		Brixmor Operating Partnership LP	3.900	03/15/27	314,547
600,000		Brixmor Operating Partnership LP	4.125	05/15/29	640,950
200,000		Camden Property Trust	2.950	12/15/22	204,403
100,000		Camden Property Trust	4.100	10/15/28	111,369
325,000		Camden Property Trust	3.150	07/01/29	338,243
500,000	h	Camden Property Trust	3.350	11/01/49	503,245
500,000		CBRE Services, Inc	4.875	03/01/26	555,296
1,225,000		CC Holdings GS V LLC	3.849	04/15/23	1,286,576
400,000		Columbia Property Trust Operating Partnership LP	3.650	08/15/26	405,776
200,000		Corporate Office Properties LP	3.700	06/15/21	202,245
300,000		Corporate Office Properties LP	5.000	07/01/25	323,994
350,000		Crown Castle International Corp	3.400	02/15/21	354,790
800,000		Crown Castle International Corp	2.250	09/01/21	800,632
150,000		Crown Castle International Corp	4.875	04/15/22	159,465
200,000		Crown Castle International Corp	5.250	01/15/23	218,219
1,375,000		Crown Castle International Corp	3.150	07/15/23	1,411,969
500,000		Crown Castle International Corp	3.200	09/01/24	515,276
975,000		Crown Castle International Corp	4.450	02/15/26	1,069,450
250,000		Crown Castle International Corp	3.700	06/15/26	264,918
100,000		Crown Castle International Corp	4.000	03/01/27	107,942
525,000		Crown Castle International Corp	3.650	09/01/27	556,186
775,000		Crown Castle International Corp	3.800	02/15/28	824,402
300,000		Crown Castle International Corp	4.300	02/15/29	331,306
500,000		Crown Castle International Corp	3.100	11/15/29	504,661
200,000		Crown Castle International Corp	4.750	05/15/47	232,433
300,000		Crown Castle International Corp	5.200	02/15/49	372,463
500,000		Crown Castle International Corp	4.000	11/15/49	526,405
100,000		CubeSmart LP	4.375	12/15/23	106,639
200,000		CubeSmart LP	3.125	09/01/26	201,557
100,000		CubeSmart LP	4.375	02/15/29	109,724
157,000		DDR Corp	4.625	07/15/22	164,110
112

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$150,000	DDR Corp	4.250%	02/01/26	$158,447
200,000	DDR Corp	4.700	06/01/27	219,069
700,000	Digital Realty Trust LP	3.950	07/01/22	730,798
300,000	Digital Realty Trust LP	3.625	10/01/22	310,603
800,000	Digital Realty Trust LP	2.750	02/01/23	808,127
200,000	Digital Realty Trust LP	4.750	10/01/25	220,034
475,000	Digital Realty Trust LP	3.700	08/15/27	498,539
300,000	Digital Realty Trust LP	4.450	07/15/28	331,724
1,000,000	Digital Realty Trust LP	3.600	07/01/29	1,040,830
200,000	Duke Realty LP	4.375	06/15/22	210,117
100,000	Duke Realty LP	3.875	10/15/22	104,549
100,000	Duke Realty LP	3.750	12/01/24	106,212
100,000	Duke Realty LP	3.250	06/30/26	103,516
1,000,000	Duke Realty LP	3.375	12/15/27	1,043,440
100,000	Duke Realty LP	4.000	09/15/28	109,029
700,000	EPR Properties	4.750	12/15/26	752,563
200,000	EPR Properties	4.500	06/01/27	212,300
1,000,000	EPR Properties	3.750	08/15/29	1,000,197
200,000	Equity One, Inc	3.750	11/15/22	208,251
200,000	ERP Operating LP	4.625	12/15/21	209,904
700,000	ERP Operating LP	3.375	06/01/25	739,953
200,000	ERP Operating LP	2.850	11/01/26	205,279
1,150,000	ERP Operating LP	3.250	08/01/27	1,211,439
500,000	ERP Operating LP	3.500	03/01/28	533,997
200,000	ERP Operating LP	4.150	12/01/28	224,219
750,000	ERP Operating LP	3.000	07/01/29	774,562
300,000	ERP Operating LP	2.500	02/15/30	295,542
425,000	ERP Operating LP	4.500	07/01/44	510,523
100,000	ERP Operating LP	4.000	08/01/47	112,827
100,000	Essex Portfolio LP	3.625	08/15/22	103,480
100,000	Essex Portfolio LP	3.250	05/01/23	102,825
400,000	Essex Portfolio LP	3.500	04/01/25	418,320
100,000	Essex Portfolio LP	3.375	04/15/26	104,512
200,000	Essex Portfolio LP	3.625	05/01/27	212,057
900,000	Essex Portfolio LP	4.000	03/01/29	983,026
125,000	Essex Portfolio LP	3.000	01/15/30	126,118
300,000	Essex Portfolio LP	4.500	03/15/48	347,190
200,000	Federal Realty Investment Trust	3.950	01/15/24	212,630
250,000	Federal Realty Investment Trust	3.250	07/15/27	260,485
1,300,000	Federal Realty Investment Trust	3.200	06/15/29	1,348,405
200,000	Federal Realty Investment Trust	4.500	12/01/44	235,616
433,000	HCP, Inc	4.000	12/01/22	453,396
200,000	HCP, Inc	4.200	03/01/24	215,117
1,750,000	HCP, Inc	3.875	08/15/24	1,864,334
250,000	HCP, Inc	4.000	06/01/25	266,159
100,000	HCP, Inc	3.250	07/15/26	102,870
600,000	HCP, Inc	3.500	07/15/29	623,560
30,000	HCP, Inc	6.750	02/01/41	42,399
100,000	Healthcare Realty Trust, Inc	3.625	01/15/28	104,050
100,000	Healthcare Trust of America Holdings LP	3.700	04/15/23	103,373
800,000	Healthcare Trust of America Holdings LP	3.500	08/01/26	824,708
500,000	Healthcare Trust of America Holdings LP	3.100	02/15/30	498,565
100,000	Highwoods Realty LP	3.875	03/01/27	104,779
113

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$150,000		Highwoods Realty LP	4.125%	03/15/28	$159,804
250,000		Highwoods Realty LP	4.200	04/15/29	268,238
500,000		Highwoods Realty LP	3.050	02/15/30	490,255
400,000		Hospitality Properties Trust	4.250	02/15/21	405,424
100,000		Hospitality Properties Trust	5.000	08/15/22	104,554
300,000		Hospitality Properties Trust	4.500	06/15/23	308,879
700,000		Hospitality Properties Trust	4.650	03/15/24	720,240
500,000		Hospitality Properties Trust	4.350	10/01/24	506,234
500,000		Hospitality Properties Trust	4.750	10/01/26	502,573
100,000		Hospitality Properties Trust	4.950	02/15/27	101,335
300,000		Hospitality Properties Trust	3.950	01/15/28	284,769
500,000		Hospitality Properties Trust	4.950	10/01/29	494,745
300,000		Hospitality Properties Trust	4.375	02/15/30	287,127
600,000		Host Hotels & Resorts LP	3.750	10/15/23	624,328
700,000		Host Hotels & Resorts LP	3.875	04/01/24	735,558
200,000		Host Hotels & Resorts LP	4.000	06/15/25	211,289
100,000		Host Hotels & Resorts LP	4.500	02/01/26	108,218
500,000		Host Hotels & Resorts LP	3.375	12/15/29	498,879
100,000		Hudson Pacific Properties LP	3.950	11/01/27	104,775
100,000		Hudson Pacific Properties LP	4.650	04/01/29	110,316
750,000	h	Hudson Pacific Properties LP	3.250	01/15/30	741,550
250,000		Kilroy Realty LP	3.800	01/15/23	261,171
125,000		Kilroy Realty LP	3.450	12/15/24	130,011
250,000		Kilroy Realty LP	4.750	12/15/28	281,349
200,000		Kilroy Realty LP	4.250	08/15/29	217,568
750,000		Kilroy Realty LP	3.050	02/15/30	735,280
200,000		Kimco Realty Corp	3.200	05/01/21	202,861
100,000		Kimco Realty Corp	3.400	11/01/22	103,409
300,000		Kimco Realty Corp	3.125	06/01/23	307,874
200,000		Kimco Realty Corp	2.700	03/01/24	201,605
1,175,000		Kimco Realty Corp	3.300	02/01/25	1,211,955
625,000		Kimco Realty Corp	2.800	10/01/26	628,576
200,000		Kimco Realty Corp	3.800	04/01/27	212,460
200,000		Kimco Realty Corp	4.250	04/01/45	215,577
175,000		Kimco Realty Corp	4.125	12/01/46	183,251
100,000		Kimco Realty Corp	4.450	09/01/47	110,427
500,000		Kimco Realty Corp	3.700	10/01/49	490,166
220,000		Liberty Property LP	4.750	10/01/20	225,588
150,000		Liberty Property LP	4.125	06/15/22	156,625
100,000		Liberty Property LP	3.375	06/15/23	103,273
1,000,000		Liberty Property LP	4.400	02/15/24	1,076,731
100,000		Liberty Property LP	3.250	10/01/26	102,697
100,000		Liberty Property LP	4.375	02/01/29	111,754
200,000		Life Storage LP	3.875	12/15/27	211,243
500,000		Life Storage LP	4.000	06/15/29	535,006
200,000		Mid-America Apartments LP	4.300	10/15/23	213,660
100,000		Mid-America Apartments LP	4.000	11/15/25	107,167
750,000		Mid-America Apartments LP	3.600	06/01/27	793,467
200,000		Mid-America Apartments LP	4.200	06/15/28	220,584
625,000		Mid-America Apartments LP	3.950	03/15/29	682,190
100,000		National Retail Properties, Inc	3.800	10/15/22	103,825
2,550,000		National Retail Properties, Inc	3.500	10/15/27	2,669,999
114

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,200,000	OMEGA Healthcare Investors, Inc	4.375%	08/01/23	$1,264,782
200,000	OMEGA Healthcare Investors, Inc	4.500	04/01/27	212,746
825,000	OMEGA Healthcare Investors, Inc	4.750	01/15/28	892,898
500,000	OMEGA Healthcare Investors, Inc	3.625	10/01/29	496,972
200,000	Physicians Realty LP	4.300	03/15/27	213,790
200,000	Physicians Realty LP	3.950	01/15/28	209,502
200,000	Piedmont Operating Partnership LP	3.400	06/01/23	202,107
200,000	Piedmont Operating Partnership LP	4.450	03/15/24	210,760
150,000	ProLogis LP	4.250	08/15/23	161,454
700,000	ProLogis LP	3.750	11/01/25	762,499
1,200,000	ProLogis LP	3.875	09/15/28	1,334,747
100,000	ProLogis LP	4.375	09/15/48	123,912
200,000	Public Storage	2.370	09/15/22	201,956
200,000	Public Storage	3.094	09/15/27	210,172
500,000	Public Storage	3.385	05/01/29	536,371
200,000	Rayonier, Inc	3.750	04/01/22	203,619
850,000	Realty Income Corp	3.250	10/15/22	877,188
500,000	Realty Income Corp	4.650	08/01/23	543,176
200,000	Realty Income Corp	3.875	04/15/25	214,860
200,000	Realty Income Corp	4.125	10/15/26	220,330
200,000	Realty Income Corp	3.000	01/15/27	206,118
1,000,000	Realty Income Corp	3.650	01/15/28	1,072,236
500,000	Realty Income Corp	3.250	06/15/29	523,114
300,000	Realty Income Corp	4.650	03/15/47	371,547
375,000	Regency Centers LP	3.600	02/01/27	393,833
125,000	Regency Centers LP	4.125	03/15/28	135,741
425,000	Regency Centers LP	2.950	09/15/29	424,119
200,000	Regency Centers LP	4.400	02/01/47	228,758
300,000	Regency Centers LP	4.650	03/15/49	361,465
300,000	Sabra Health Care LP	4.800	06/01/24	316,563
300,000	Sabra Health Care LP	5.125	08/15/26	320,737
200,000	Select Income REIT	4.150	02/01/22	204,515
500,000	Select Income REIT	4.250	05/15/24	511,155
200,000	Select Income REIT	4.500	02/01/25	206,228
100,000	Senior Housing Properties Trust	6.750	12/15/21	106,764
300,000	Senior Housing Properties Trust	4.750	02/15/28	301,588
250,000	Simon Property Group LP	2.500	09/01/20	250,837
300,000	Simon Property Group LP	2.500	07/15/21	302,329
2,850,000	Simon Property Group LP	2.350	01/30/22	2,872,983
762,000	Simon Property Group LP	3.375	03/15/22	786,887
200,000	Simon Property Group LP	2.625	06/15/22	203,219
1,300,000	Simon Property Group LP	2.750	06/01/23	1,328,154
500,000	Simon Property Group LP	2.000	09/13/24	494,887
450,000	Simon Property Group LP	3.375	10/01/24	473,134
300,000	Simon Property Group LP	3.500	09/01/25	317,488
625,000	Simon Property Group LP	3.300	01/15/26	654,063
350,000	Simon Property Group LP	3.250	11/30/26	367,062
200,000	Simon Property Group LP	3.375	06/15/27	211,174
300,000	Simon Property Group LP	3.375	12/01/27	317,426
750,000	Simon Property Group LP	2.450	09/13/29	733,966
1,500,000	Simon Property Group LP	4.250	10/01/44	1,720,387
300,000	Simon Property Group LP	4.250	11/30/46	346,627
500,000	Simon Property Group LP	3.250	09/13/49	487,844
115

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	SL Green Operating Partnership LP	3.250%	10/15/22	$204,042
200,000	SL Green Realty Corp	4.500	12/01/22	210,550
525,000	Sovran Acquisition LP	3.500	07/01/26	539,102
300,000	Spirit Realty LP	3.200	01/15/27	297,704
500,000	Spirit Realty LP	4.000	07/15/29	523,214
300,000	Spirit Realty LP	3.400	01/15/30	297,665
500,000	STORE Capital Corp	4.625	03/15/29	549,934
100,000	Tanger Properties LP	3.125	09/01/26	98,261
250,000	Tanger Properties LP	3.875	07/15/27	254,951
200,000	UDR, Inc	4.625	01/10/22	209,246
200,000	UDR, Inc	4.000	10/01/25	216,286
200,000	UDR, Inc	3.500	07/01/27	211,251
200,000	UDR, Inc	3.500	01/15/28	211,151
804,000	UDR, Inc	4.400	01/26/29	905,498
300,000	UDR, Inc	3.200	01/15/30	309,031
750,000	UDR, Inc	3.000	08/15/31	751,289
850,000	Ventas Realty LP	3.250	08/15/22	872,631
200,000	Ventas Realty LP	3.100	01/15/23	205,165
800,000	Ventas Realty LP	3.125	06/15/23	822,170
300,000	Ventas Realty LP	3.500	04/15/24	314,251
750,000	Ventas Realty LP	2.650	01/15/25	755,430
120,000	Ventas Realty LP	4.125	01/15/26	129,791
200,000	Ventas Realty LP	3.250	10/15/26	205,326
1,000,000	Ventas Realty LP	4.000	03/01/28	1,073,451
525,000	Ventas Realty LP	4.400	01/15/29	582,054
350,000	Ventas Realty LP	3.000	01/15/30	347,448
300,000	Ventas Realty LP	4.375	02/01/45	331,262
300,000	Ventas Realty LP	4.875	04/15/49	358,669
200,000	Vornado Realty LP	3.500	01/15/25	206,515
100,000	Washington REIT	3.950	10/15/22	103,516
100,000	Weingarten Realty Investors	3.375	10/15/22	102,386
100,000	Weingarten Realty Investors	3.500	04/15/23	102,684
500,000	Welltower, Inc	3.950	09/01/23	529,659
2,000,000	Welltower, Inc	3.625	03/15/24	2,100,016
1,700,000	Welltower, Inc	4.000	06/01/25	1,817,029
600,000	Welltower, Inc	4.250	04/01/26	653,094
600,000	Welltower, Inc	4.250	04/15/28	658,380
500,000	Welltower, Inc	4.125	03/15/29	545,275
425,000	Welltower, Inc	3.100	01/15/30	425,300
300,000	Welltower, Inc	4.950	09/01/48	361,137
400,000	Weyerhaeuser Co	4.700	03/15/21	410,771
300,000	Weyerhaeuser Co	3.250	03/15/23	307,069
200,000	Weyerhaeuser Co	4.625	09/15/23	217,145
500,000	Weyerhaeuser Co	4.000	11/15/29	543,619
1,075,000	Weyerhaeuser Co	7.375	03/15/32	1,506,617
200,000	WP Carey, Inc	4.600	04/01/24	213,873
347,000	WP Carey, Inc	4.000	02/01/25	364,020
1,000,000	WP Carey, Inc	3.850	07/15/29	1,058,020
	TOTAL REAL ESTATE			139,962,642

RETAILING - 0.5%
250,000	Advance Auto Parts, Inc	4.500	12/01/23	269,967
116

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Allegion plc	3.500%	10/01/29	$505,023
200,000	Allegion US Holding Co, Inc	3.200	10/01/24	202,859
200,000	Allegion US Holding Co, Inc	3.550	10/01/27	203,773
500,000	Amazon.com, Inc	1.900	08/21/20	500,320
300,000	Amazon.com, Inc	3.300	12/05/21	308,886
850,000	Amazon.com, Inc	2.500	11/29/22	864,806
1,650,000	Amazon.com, Inc	2.400	02/22/23	1,678,490
1,125,000	Amazon.com, Inc	2.800	08/22/24	1,170,554
425,000	Amazon.com, Inc	3.800	12/05/24	462,527
325,000	Amazon.com, Inc	5.200	12/03/25	382,276
2,700,000	Amazon.com, Inc	3.150	08/22/27	2,869,547
1,800,000	Amazon.com, Inc	4.800	12/05/34	2,249,650
2,625,000	Amazon.com, Inc	3.875	08/22/37	3,016,041
775,000	Amazon.com, Inc	4.950	12/05/44	1,027,769
1,475,000	Amazon.com, Inc	4.050	08/22/47	1,775,364
1,900,000	Amazon.com, Inc	4.250	08/22/57	2,364,960
100,000	AutoNation, Inc	3.350	01/15/21	100,937
200,000	AutoNation, Inc	3.500	11/15/24	203,837
244,000	AutoNation, Inc	4.500	10/01/25	259,319
200,000	AutoNation, Inc	3.800	11/15/27	202,201
100,000	AutoZone, Inc	4.000	11/15/20	101,495
442,000	AutoZone, Inc	3.700	04/15/22	458,942
300,000	AutoZone, Inc	2.875	01/15/23	305,219
150,000	AutoZone, Inc	3.125	07/15/23	154,247
250,000	AutoZone, Inc	3.125	04/18/24	258,824
200,000	AutoZone, Inc	3.250	04/15/25	207,136
100,000	AutoZone, Inc	3.125	04/21/26	103,313
650,000	AutoZone, Inc	3.750	06/01/27	698,279
200,000	AutoZone, Inc	3.750	04/18/29	214,673
500,000	Best Buy Co, Inc	4.450	10/01/28	543,203
375,000	Dollar General Corp	3.250	04/15/23	387,429
355,000	Dollar General Corp	4.150	11/01/25	383,649
300,000	Dollar General Corp	3.875	04/15/27	321,599
500,000	Dollar General Corp	4.125	05/01/28	546,853
1,500,000	Dollar Tree, Inc	3.700	05/15/23	1,555,774
500,000	Dollar Tree, Inc	4.000	05/15/25	530,131
500,000	Dollar Tree, Inc	4.200	05/15/28	537,378
300,000	Enable Midstream Partners LP	3.900	05/15/24	305,821
200,000	Enable Midstream Partners LP	4.400	03/15/27	200,680
1,250,000	Enable Midstream Partners LP	4.950	05/15/28	1,298,494
500,000	Enable Midstream Partners LP	4.150	09/15/29	481,224
100,000	Enable Midstream Partners LP	5.000	05/15/44	91,820
400,000	Home Depot, Inc	3.950	09/15/20	405,509
500,000	Home Depot, Inc	2.000	04/01/21	501,144
350,000	Home Depot, Inc	4.400	04/01/21	361,463
850,000	Home Depot, Inc	3.250	03/01/22	879,458
700,000	Home Depot, Inc	2.625	06/01/22	716,208
800,000	Home Depot, Inc	2.700	04/01/23	823,514
550,000	Home Depot, Inc	3.750	02/15/24	590,764
350,000	Home Depot, Inc	3.350	09/15/25	373,668
1,925,000	Home Depot, Inc	3.000	04/01/26	2,017,538
1,550,000	Home Depot, Inc	2.125	09/15/26	1,540,661
2,250,000	Home Depot, Inc	2.800	09/14/27	2,354,391
117

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$825,000	Home Depot, Inc	3.900%	12/06/28	$927,392
333,000	Home Depot, Inc	2.950	06/15/29	349,550
425,000	Home Depot, Inc	5.875	12/16/36	588,037
150,000	Home Depot, Inc	5.950	04/01/41	214,823
675,000	Home Depot, Inc	4.200	04/01/43	793,233
450,000	Home Depot, Inc	4.875	02/15/44	580,221
650,000	Home Depot, Inc	4.400	03/15/45	784,389
725,000	Home Depot, Inc	4.250	04/01/46	867,422
2,100,000	Home Depot, Inc	3.900	06/15/47	2,405,948
2,000,000	Home Depot, Inc	4.500	12/06/48	2,496,415
675,000	Home Depot, Inc	3.500	09/15/56	717,273
1,000,000	JD.com, Inc	3.875	04/29/26	1,039,523
1,000,000	Kohl’s Corp	3.250	02/01/23	1,011,937
55,000	Kohl’s Corp	4.750	12/15/23	58,684
200,000	Kohl’s Corp	4.250	07/17/25	211,797
200,000	Kohl’s Corp	5.550	07/17/45	205,808
200,000	Lowe’s Cos, Inc	3.800	11/15/21	205,683
1,025,000	Lowe’s Cos, Inc	3.120	04/15/22	1,048,288
300,000	Lowe’s Cos, Inc	3.875	09/15/23	317,686
400,000	Lowe’s Cos, Inc	3.125	09/15/24	415,299
1,100,000	Lowe’s Cos, Inc	3.375	09/15/25	1,155,115
500,000	Lowe’s Cos, Inc	2.500	04/15/26	498,602
1,750,000	Lowe’s Cos, Inc	3.100	05/03/27	1,806,747
775,000	Lowe’s Cos, Inc	3.650	04/05/29	828,849
100,000	Lowe’s Cos, Inc	4.650	04/15/42	112,381
200,000	Lowe’s Cos, Inc	4.250	09/15/44	214,448
200,000	Lowe’s Cos, Inc	4.375	09/15/45	220,600
1,075,000	Lowe’s Cos, Inc	3.700	04/15/46	1,081,184
2,000,000	Lowe’s Cos, Inc	4.050	05/03/47	2,136,279
1,025,000	Lowe’s Cos, Inc	4.550	04/05/49	1,184,080
200,000	Macy’s Retail Holdings, Inc	3.450	01/15/21	201,519
550,000	Macy’s Retail Holdings, Inc	3.875	01/15/22	559,385
1,125,000	Macy’s Retail Holdings, Inc	2.875	02/15/23	1,110,765
200,000	Macy’s Retail Holdings, Inc	4.375	09/01/23	206,210
300,000	Macy’s Retail Holdings, Inc	3.625	06/01/24	300,651
24,000	Macy’s Retail Holdings, Inc	4.500	12/15/34	22,194
30,000	Nordstrom, Inc	4.750	05/01/20	30,419
100,000	Nordstrom, Inc	4.000	10/15/21	102,753
700,000	Nordstrom, Inc	4.000	03/15/27	714,434
531,000	Nordstrom, Inc	5.000	01/15/44	494,588
150,000	O’Reilly Automotive, Inc	4.875	01/14/21	154,269
600,000	O’Reilly Automotive, Inc	3.800	09/01/22	622,632
1,000,000	O’Reilly Automotive, Inc	3.600	09/01/27	1,064,426
300,000	O’Reilly Automotive, Inc	4.350	06/01/28	335,321
500,000	O’Reilly Automotive, Inc	3.900	06/01/29	547,309
200,000	Priceline Group, Inc	2.750	03/15/23	204,837
300,000	Priceline Group, Inc	3.650	03/15/25	319,801
300,000	Priceline Group, Inc	3.600	06/01/26	320,817
900,000	Priceline Group, Inc	3.550	03/15/28	964,961
100,000	QVC, Inc	5.125	07/02/22	105,068
100,000	QVC, Inc	4.375	03/15/23	103,351
1,200,000	QVC, Inc	4.450	02/15/25	1,245,236
118

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$150,000		QVC, Inc	5.950%	03/15/43	$150,352
1,150,000		Target Corp	3.875	07/15/20	1,167,521
350,000		Target Corp	3.500	07/01/24	374,771
1,700,000		Target Corp	2.500	04/15/26	1,733,420
1,500,000		Target Corp	3.375	04/15/29	1,616,185
975,000		Target Corp	4.000	07/01/42	1,123,622
225,000		Target Corp	3.625	04/15/46	247,178
1,500,000		Target Corp	3.900	11/15/47	1,718,365
1,000,000		TJX Cos, Inc	2.750	06/15/21	1,013,854
300,000		TJX Cos, Inc	2.500	05/15/23	305,473
525,000		TJX Cos, Inc	2.250	09/15/26	523,688
		TOTAL RETAILING			85,052,675

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
200,000		Altera Corp	4.100	11/15/23	217,020
500,000		Analog Devices, Inc	2.950	01/12/21	503,738
300,000		Analog Devices, Inc	2.500	12/05/21	301,775
325,000		Analog Devices, Inc	3.125	12/05/23	334,523
1,175,000		Analog Devices, Inc	3.500	12/05/26	1,230,530
100,000		Analog Devices, Inc	4.500	12/05/36	109,249
200,000		Analog Devices, Inc	5.300	12/15/45	249,326
1,000,000	g	Broadcom, Inc	3.125	04/15/21	1,009,563
1,150,000	g	Broadcom, Inc	3.125	10/15/22	1,164,478
2,400,000	g	Broadcom, Inc	3.625	10/15/24	2,442,607
1,600,000	g	Broadcom, Inc	4.250	04/15/26	1,652,986
3,000,000	g	Broadcom, Inc	4.750	04/15/29	3,170,962
250,000		Intel Corp	2.450	07/29/20	250,950
1,050,000		Intel Corp	1.700	05/19/21	1,048,714
625,000		Intel Corp	2.350	05/11/22	632,333
1,600,000		Intel Corp	3.100	07/29/22	1,655,987
1,700,000		Intel Corp	2.700	12/15/22	1,744,011
325,000		Intel Corp	2.875	05/11/24	337,755
2,050,000		Intel Corp	3.700	07/29/25	2,221,630
2,480,000		Intel Corp	2.600	05/19/26	2,549,742
375,000		Intel Corp	3.150	05/11/27	399,642
250,000		Intel Corp	4.000	12/15/32	289,638
200,000		Intel Corp	4.100	05/19/46	232,827
675,000		Intel Corp	4.100	05/11/47	790,615
3,328,000		Intel Corp	3.734	12/08/47	3,719,229
350,000		Marvell Technology Group Ltd	4.200	06/22/23	366,876
350,000		Marvell Technology Group Ltd	4.875	06/22/28	388,797
200,000		Maxim Integrated Products, Inc	3.375	03/15/23	205,895
400,000		Maxim Integrated Products, Inc	3.450	06/15/27	413,383
1,000,000		Microchip Technology, Inc	4.333	06/01/23	1,050,062
475,000		Micron Technology, Inc	4.640	02/06/24	505,085
425,000		Micron Technology, Inc	4.975	02/06/26	457,790
750,000		Micron Technology, Inc	4.185	02/15/27	771,941
400,000		Micron Technology, Inc	5.327	02/06/29	439,689
500,000		Micron Technology, Inc	4.663	02/15/30	521,179
525,000		NVIDIA Corp	2.200	09/16/21	526,162
800,000		NVIDIA Corp	3.200	09/16/26	841,256
475,000	g	NXP BV	4.875	03/01/24	515,111
425,000	g	NXP BV	5.350	03/01/26	476,481
119

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$750,000	g	NXP BV	3.875%	06/18/26	$788,675
400,000	g	NXP BV	5.550	12/01/28	464,002
750,000	g	NXP BV	4.300	06/18/29	802,190
100,000		Texas Instruments, Inc	2.625	05/15/24	102,787
350,000		Texas Instruments, Inc	2.900	11/03/27	367,597
1,000,000		Texas Instruments, Inc	2.250	09/04/29	984,566
350,000		Texas Instruments, Inc	3.875	03/15/39	405,128
1,200,000		Texas Instruments, Inc	4.150	05/15/48	1,471,661
400,000		Xilinx, Inc	3.000	03/15/21	404,704
475,000		Xilinx, Inc	2.950	06/01/24	487,907
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			42,018,754

SOFTWARE & SERVICES - 1.0%
525,000		Activision Blizzard, Inc	2.300	09/15/21	526,328
100,000		Activision Blizzard, Inc	2.600	06/15/22	101,025
475,000		Activision Blizzard, Inc	3.400	09/15/26	494,003
300,000		Activision Blizzard, Inc	3.400	06/15/27	311,956
300,000		Activision Blizzard, Inc	4.500	06/15/47	340,230
775,000		Adobe Systems, Inc	3.250	02/01/25	817,291
250,000		Autodesk, Inc	4.375	06/15/25	270,589
450,000		Autodesk, Inc	3.500	06/15/27	465,428
500,000		Automatic Data Processing, Inc	2.250	09/15/20	501,377
700,000		Automatic Data Processing, Inc	3.375	09/15/25	749,785
500,000		Baidu, Inc	3.000	06/30/20	501,889
900,000		Baidu, Inc	2.875	07/06/22	905,614
700,000		Baidu, Inc	3.875	09/29/23	729,307
525,000		Baidu, Inc	4.375	05/14/24	560,193
300,000		Baidu, Inc	3.625	07/06/27	309,811
1,500,000		Baidu, Inc	4.375	03/29/28	1,627,329
500,000		Baidu, Inc	4.875	11/14/28	563,140
600,000		CA, Inc	3.600	08/15/22	611,974
150,000		CA, Inc	4.700	03/15/27	156,016
500,000		Citrix Systems, Inc	4.500	12/01/27	540,643
200,000		DXC Technology Co	4.450	09/18/22	210,040
375,000		DXC Technology Co	4.250	04/15/24	393,345
200,000		DXC Technology Co	4.750	04/15/27	209,225
300,000		Electronic Arts, Inc	3.700	03/01/21	305,888
175,000		Expedia Group, Inc	3.800	02/15/28	183,178
750,000	g	Expedia Group, Inc	3.250	02/15/30	748,059
300,000		Expedia, Inc	4.500	08/15/24	325,402
1,200,000		Expedia, Inc	5.000	02/15/26	1,348,262
1,275,000		Fidelity National Information Services, Inc	2.250	08/15/21	1,276,721
247,000		Fidelity National Information Services, Inc	4.500	10/15/22	262,431
125,000		Fidelity National Information Services, Inc	3.500	04/15/23	130,386
163,000		Fidelity National Information Services, Inc	3.875	06/05/24	173,586
639,000		Fidelity National Information Services, Inc	5.000	10/15/25	726,383
1,575,000		Fidelity National Information Services, Inc	3.000	08/15/26	1,622,465
100,000		Fidelity National Information Services, Inc	4.250	05/15/28	111,582
375,000		Fidelity National Information Services, Inc	3.750	05/21/29	406,893
300,000		Fidelity National Information Services, Inc	4.500	08/15/46	349,243
300,000		Fidelity National Information Services, Inc	4.750	05/15/48	365,515
1,350,000		Fiserv, Inc	3.500	10/01/22	1,402,256
120

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$125,000	Fiserv, Inc	3.800%	10/01/23	$132,294
2,000,000	Fiserv, Inc	2.750	07/01/24	2,034,204
1,675,000	Fiserv, Inc	3.850	06/01/25	1,790,801
900,000	Fiserv, Inc	3.200	07/01/26	932,395
1,125,000	Fiserv, Inc	3.500	07/01/29	1,183,865
2,000,000	Fiserv, Inc	4.400	07/01/49	2,245,535
600,000	IHS Markit Ltd	4.125	08/01/23	631,380
250,000	IHS Markit Ltd	3.625	05/01/24	259,025
100,000	IHS Markit Ltd	4.750	08/01/28	111,150
1,050,000	IHS Markit Ltd	4.250	05/01/29	1,130,514
250,000	International Business Machines Corp	2.250	02/19/21	251,302
1,575,000	International Business Machines Corp	2.800	05/13/21	1,596,039
425,000	International Business Machines Corp	2.500	01/27/22	429,757
2,500,000	International Business Machines Corp	2.850	05/13/22	2,554,875
750,000	International Business Machines Corp	1.875	08/01/22	747,640
750,000	International Business Machines Corp	2.875	11/09/22	769,306
550,000	International Business Machines Corp	3.375	08/01/23	575,053
600,000	International Business Machines Corp	3.625	02/12/24	635,642
3,000,000	International Business Machines Corp	3.000	05/15/24	3,104,360
350,000	International Business Machines Corp	3.450	02/19/26	371,950
2,500,000	International Business Machines Corp	3.300	05/15/26	2,638,289
2,675,000	International Business Machines Corp	3.500	05/15/29	2,872,023
1,850,000	International Business Machines Corp	4.150	05/15/39	2,112,964
19,000	International Business Machines Corp	5.600	11/30/39	25,120
1,060,000	International Business Machines Corp	4.000	06/20/42	1,172,077
1,500,000	International Business Machines Corp	4.700	02/19/46	1,827,913
2,500,000	International Business Machines Corp	4.250	05/15/49	2,888,377
200,000	Juniper Networks, Inc	4.500	03/15/24	214,822
750,000	Juniper Networks, Inc	4.350	06/15/25	800,353
750,000	Juniper Networks, Inc	3.750	08/15/29	753,167
200,000	Mastercard, Inc	2.000	11/21/21	200,828
1,000,000	Mastercard, Inc	3.375	04/01/24	1,063,039
425,000	Mastercard, Inc	2.950	11/21/26	447,749
750,000	Mastercard, Inc	3.500	02/26/28	819,700
1,000,000	Mastercard, Inc	2.950	06/01/29	1,049,312
200,000	Mastercard, Inc	3.800	11/21/46	229,668
300,000	Mastercard, Inc	3.950	02/26/48	355,069
1,000,000	Mastercard, Inc	3.650	06/01/49	1,135,283
540,000	Microsoft Corp	3.000	10/01/20	546,113
500,000	Microsoft Corp	2.000	11/03/20	500,730
450,000	Microsoft Corp	4.000	02/08/21	463,433
850,000	Microsoft Corp	1.550	08/08/21	846,408
1,150,000	Microsoft Corp	2.400	02/06/22	1,166,092
1,300,000	Microsoft Corp	2.375	02/12/22	1,318,113
725,000	Microsoft Corp	2.650	11/03/22	743,201
575,000	Microsoft Corp	2.125	11/15/22	582,750
275,000	Microsoft Corp	2.375	05/01/23	280,336
1,450,000	Microsoft Corp	2.000	08/08/23	1,460,071
800,000	Microsoft Corp	3.625	12/15/23	856,212
2,450,000	Microsoft Corp	2.875	02/06/24	2,555,001
975,000	Microsoft Corp	2.700	02/12/25	1,012,040
1,075,000	Microsoft Corp	3.125	11/03/25	1,143,132
2,925,000	Microsoft Corp	2.400	08/08/26	2,983,913
121

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$5,739,000	Microsoft Corp	3.300%	02/06/27	$6,186,500
150,000	Microsoft Corp	3.500	02/12/35	165,856
1,175,000	Microsoft Corp	4.200	11/03/35	1,405,828
2,250,000	Microsoft Corp	3.450	08/08/36	2,487,025
2,925,000	Microsoft Corp	4.100	02/06/37	3,469,245
200,000	Microsoft Corp	4.500	10/01/40	250,575
175,000	Microsoft Corp	5.300	02/08/41	242,384
500,000	Microsoft Corp	3.500	11/15/42	552,354
300,000	Microsoft Corp	3.750	05/01/43	342,552
1,025,000	Microsoft Corp	3.750	02/12/45	1,174,676
950,000	Microsoft Corp	4.450	11/03/45	1,199,718
1,575,000	Microsoft Corp	3.700	08/08/46	1,805,122
1,700,000	Microsoft Corp	4.250	02/06/47	2,110,522
1,950,000	Microsoft Corp	4.000	02/12/55	2,325,755
500,000	Microsoft Corp	4.750	11/03/55	674,318
1,300,000	Microsoft Corp	3.950	08/08/56	1,537,374
4,825,000	Microsoft Corp	4.500	02/06/57	6,293,318
1,250,000	Oracle Corp	2.800	07/08/21	1,268,818
1,125,000	Oracle Corp	1.900	09/15/21	1,124,605
1,600,000	Oracle Corp	2.500	05/15/22	1,620,228
2,150,000	Oracle Corp	2.500	10/15/22	2,183,136
800,000	Oracle Corp	2.625	02/15/23	815,260
225,000	Oracle Corp	3.625	07/15/23	237,817
2,375,000	Oracle Corp	2.400	09/15/23	2,406,678
1,225,000	Oracle Corp	3.400	07/08/24	1,292,845
900,000	Oracle Corp	2.950	11/15/24	934,208
1,650,000	Oracle Corp	2.950	05/15/25	1,716,357
2,884,000	Oracle Corp	2.650	07/15/26	2,943,724
3,100,000	Oracle Corp	3.250	11/15/27	3,287,749
400,000	Oracle Corp	3.250	05/15/30	425,916
2,497,000	Oracle Corp	4.300	07/08/34	2,905,572
650,000	Oracle Corp	3.900	05/15/35	722,072
1,225,000	Oracle Corp	3.850	07/15/36	1,352,180
4,000,000	Oracle Corp	3.800	11/15/37	4,392,462
100,000	Oracle Corp	6.500	04/15/38	145,275
470,000	Oracle Corp	6.125	07/08/39	663,984
325,000	Oracle Corp	5.375	07/15/40	422,874
500,000	Oracle Corp	4.500	07/08/44	596,924
325,000	Oracle Corp	4.125	05/15/45	368,178
2,025,000	Oracle Corp	4.000	07/15/46	2,263,901
2,100,000	Oracle Corp	4.000	11/15/47	2,359,723
500,000	Oracle Corp	4.375	05/15/55	590,473
550,000	PayPal Holdings, Inc	2.200	09/26/22	551,264
1,000,000	PayPal Holdings, Inc	2.400	10/01/24	1,003,322
1,000,000	PayPal Holdings, Inc	2.650	10/01/26	1,004,327
1,000,000	PayPal Holdings, Inc	2.850	10/01/29	1,003,216
725,000	salesforce.com, Inc	3.250	04/11/23	756,375
925,000	salesforce.com, Inc	3.700	04/11/28	1,015,501
250,000	Total System Services, Inc	3.800	04/01/21	255,246
125,000	Total System Services, Inc	3.750	06/01/23	130,100
500,000	Total System Services, Inc	4.000	06/01/23	524,895
300,000	Total System Services, Inc	4.800	04/01/26	333,369
122

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Total System Services, Inc	4.450%	06/01/28	$552,232
475,000	VMware, Inc	2.300	08/21/20	475,243
1,475,000	VMware, Inc	2.950	08/21/22	1,495,955
725,000	VMware, Inc	3.900	08/21/27	745,794
375,000	Weibo Corp	3.500	07/05/24	380,996
	TOTAL SOFTWARE & SERVICES			159,677,089

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
100,000	Alphabet, Inc	3.625	05/19/21	102,723
875,000	Alphabet, Inc	3.375	02/25/24	932,634
1,250,000	Alphabet, Inc	1.998	08/15/26	1,251,268
200,000	Amphenol Corp	3.200	04/01/24	206,950
450,000	Amphenol Corp	4.350	06/01/29	499,136
1,000,000	Amphenol Corp	2.800	02/15/30	972,699
500,000	Apple, Inc	2.000	11/13/20	501,038
2,500,000	Apple, Inc	2.250	02/23/21	2,511,302
2,925,000	Apple, Inc	1.550	08/04/21	2,910,512
1,250,000	Apple, Inc	2.150	02/09/22	1,259,485
650,000	Apple, Inc	2.500	02/09/22	660,062
775,000	Apple, Inc	2.300	05/11/22	784,026
1,050,000	Apple, Inc	2.700	05/13/22	1,073,904
275,000	Apple, Inc	1.700	09/11/22	274,581
575,000	Apple, Inc	2.100	09/12/22	579,807
650,000	Apple, Inc	2.400	01/13/23	660,615
750,000	Apple, Inc	2.850	02/23/23	772,143
925,000	Apple, Inc	2.400	05/03/23	939,726
1,150,000	Apple, Inc	3.000	02/09/24	1,197,261
2,725,000	Apple, Inc	3.450	05/06/24	2,901,417
1,075,000	Apple, Inc	2.850	05/11/24	1,115,411
750,000	Apple, Inc	1.800	09/11/24	745,206
1,850,000	Apple, Inc	2.750	01/13/25	1,914,584
1,075,000	Apple, Inc	2.500	02/09/25	1,100,432
1,125,000	Apple, Inc	3.200	05/13/25	1,191,725
2,825,000	Apple, Inc	3.250	02/23/26	2,994,116
1,425,000	Apple, Inc	2.450	08/04/26	1,446,284
750,000	Apple, Inc	2.050	09/11/26	741,065
1,075,000	Apple, Inc	3.350	02/09/27	1,150,333
275,000	Apple, Inc	3.200	05/11/27	291,685
1,175,000	Apple, Inc	3.000	06/20/27	1,235,747
1,850,000	Apple, Inc	2.900	09/12/27	1,928,010
3,675,000	Apple, Inc	3.000	11/13/27	3,861,533
750,000	Apple, Inc	2.200	09/11/29	736,355
1,600,000	Apple, Inc	4.500	02/23/36	1,952,270
350,000	Apple, Inc	3.850	05/04/43	392,685
750,000	Apple, Inc	4.450	05/06/44	911,316
1,350,000	Apple, Inc	3.450	02/09/45	1,436,654
1,000,000	Apple, Inc	4.375	05/13/45	1,216,306
1,775,000	Apple, Inc	4.650	02/23/46	2,235,147
900,000	Apple, Inc	3.850	08/04/46	1,015,240
1,175,000	Apple, Inc	4.250	02/09/47	1,405,666
900,000	Apple, Inc	3.750	09/12/47	1,002,378
2,850,000	Apple, Inc	3.750	11/13/47	3,190,604
750,000	Apple, Inc	2.950	09/11/49	734,217
123

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Broadcom Corp	2.200%	01/15/21	$498,165
2,500,000		Broadcom Corp	3.000	01/15/22	2,524,260
500,000		Broadcom Corp	2.650	01/15/23	499,534
1,100,000		Broadcom Corp	3.625	01/15/24	1,125,467
2,250,000		Broadcom Corp	3.125	01/15/25	2,233,938
1,750,000		Broadcom Corp	3.875	01/15/27	1,759,046
250,000		Broadcom Corp	3.500	01/15/28	243,909
1,250,000		Cisco Systems, Inc	2.900	03/04/21	1,268,756
300,000		Cisco Systems, Inc	1.850	09/20/21	299,894
400,000		Cisco Systems, Inc	3.000	06/15/22	412,998
500,000		Cisco Systems, Inc	2.600	02/28/23	512,299
2,300,000		Cisco Systems, Inc	2.200	09/20/23	2,330,001
1,100,000		Cisco Systems, Inc	3.625	03/04/24	1,180,374
400,000		Cisco Systems, Inc	3.500	06/15/25	433,537
500,000		Cisco Systems, Inc	2.950	02/28/26	527,164
3,000,000		Cisco Systems, Inc	2.500	09/20/26	3,088,289
1,000,000		Cisco Systems, Inc	5.900	02/15/39	1,423,513
475,000		Cisco Systems, Inc	5.500	01/15/40	654,783
225,000		Corning, Inc	4.250	08/15/20	228,848
300,000		Corning, Inc	2.900	05/15/22	305,250
200,000		Corning, Inc	4.700	03/15/37	223,831
100,000		Corning, Inc	5.750	08/15/40	123,590
200,000		Corning, Inc	4.750	03/15/42	230,023
300,000		Corning, Inc	5.350	11/15/48	389,529
825,000		Corning, Inc	4.375	11/15/57	850,175
200,000		Corning, Inc	5.850	11/15/68	245,512
1,550,000	g	Dell International LLC	4.420	06/15/21	1,598,167
4,150,000	g	Dell International LLC	5.450	06/15/23	4,519,031
875,000	g	Dell International LLC	4.000	07/15/24	915,225
2,925,000	g	Dell International LLC	6.020	06/15/26	3,298,485
1,050,000	g	Dell International LLC	4.900	10/01/26	1,124,834
1,400,000	g	Dell International LLC	5.300	10/01/29	1,523,324
1,125,000	g	Dell International LLC	8.100	07/15/36	1,435,578
1,125,000	g	Dell International LLC	8.350	07/15/46	1,483,111
500,000		Flex Ltd	4.875	06/15/29	524,988
800,000		Flextronics International Ltd	4.750	06/15/25	861,650
205,000		Harris Corp	2.700	04/27/20	205,410
1,275,000		Harris Corp	4.400	06/15/28	1,429,325
300,000		Harris Corp	4.854	04/27/35	355,319
300,000		Harris Corp	5.054	04/27/45	376,645
2,375,000		Hewlett Packard Enterprise Co	3.600	10/15/20	2,405,559
500,000		Hewlett Packard Enterprise Co	3.500	10/05/21	512,583
1,000,000		Hewlett Packard Enterprise Co	2.250	04/01/23	997,078
3,000,000		Hewlett Packard Enterprise Co	4.900	10/15/25	3,328,582
225,000		Hewlett Packard Enterprise Co	6.200	10/15/35	267,058
775,000		Hewlett Packard Enterprise Co	6.350	10/15/45	905,845
913,000		Hewlett-Packard Co	3.750	12/01/20	927,960
500,000		Hewlett-Packard Co	4.650	12/09/21	529,026
200,000		Hewlett-Packard Co	4.050	09/15/22	210,937
975,000		Hewlett-Packard Co	6.000	09/15/41	1,118,194
1,000,000		Jabil, Inc	4.700	09/15/22	1,057,060
100,000		Jabil, Inc	3.950	01/12/28	100,985
124

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$755,000		Koninklijke Philips Electronics NV	5.000%	03/15/42	$920,556
300,000	g	L3Harris Technologies, Inc	4.950	02/15/21	308,231
475,000	g	L3Harris Technologies, Inc	3.850	06/15/23	500,380
52,000	g	L3Harris Technologies, Inc	3.950	05/28/24	55,187
600,000	g	L3Harris Technologies, Inc	3.850	12/15/26	645,747
625,000	g	L3Harris Technologies, Inc	4.400	06/15/28	700,649
1,040,000		Motorola Solutions, Inc	3.750	05/15/22	1,078,829
250,000		Motorola Solutions, Inc	3.500	03/01/23	257,761
200,000		Motorola Solutions, Inc	4.000	09/01/24	210,945
450,000		Motorola Solutions, Inc	4.600	02/23/28	485,958
500,000		Motorola Solutions, Inc	4.600	05/23/29	545,008
200,000		Motorola Solutions, Inc	5.500	09/01/44	213,251
200,000		NetApp, Inc	3.375	06/15/21	203,541
200,000		NetApp, Inc	3.300	09/29/24	204,377
925,000		QUALCOMM, Inc	3.000	05/20/22	948,271
350,000		QUALCOMM, Inc	2.600	01/30/23	355,704
1,225,000		QUALCOMM, Inc	2.900	05/20/24	1,258,019
925,000		QUALCOMM, Inc	3.450	05/20/25	977,848
2,800,000		QUALCOMM, Inc	3.250	05/20/27	2,928,909
750,000		QUALCOMM, Inc	4.650	05/20/35	883,961
650,000		QUALCOMM, Inc	4.800	05/20/45	776,567
1,125,000		QUALCOMM, Inc	4.300	05/20/47	1,258,549
175,000		Seagate HDD Cayman	4.250	03/01/22	180,280
350,000		Seagate HDD Cayman	4.750	06/01/23	366,125
1,675,000		Seagate HDD Cayman	4.750	01/01/25	1,736,343
200,000		Seagate HDD Cayman	4.875	06/01/27	206,522
200,000		Seagate HDD Cayman	5.750	12/01/34	203,629
350,000		Tech Data Corp	3.700	02/15/22	357,859
350,000		Tech Data Corp	4.950	02/15/27	375,719
250,000		Tyco Electronics Group S.A.	3.500	02/03/22	257,141
200,000		Tyco Electronics Group S.A.	3.450	08/01/24	208,872
100,000		Tyco Electronics Group S.A.	3.700	02/15/26	105,648
1,150,000		Tyco Electronics Group S.A.	3.125	08/15/27	1,183,477
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			133,460,765

TELECOMMUNICATION SERVICES - 1.2%
500,000		Alibaba Group Holding Ltd	3.125	11/28/21	507,817
1,200,000		Alibaba Group Holding Ltd	2.800	06/06/23	1,217,837
1,250,000		Alibaba Group Holding Ltd	3.600	11/28/24	1,315,215
2,325,000		Alibaba Group Holding Ltd	3.400	12/06/27	2,415,061
500,000		Alibaba Group Holding Ltd	4.500	11/28/34	574,431
750,000		Alibaba Group Holding Ltd	4.000	12/06/37	817,880
1,500,000		Alibaba Group Holding Ltd	4.200	12/06/47	1,701,700
750,000		Alibaba Group Holding Ltd	4.400	12/06/57	875,667
493,000		America Movil SAB de C.V.	5.000	03/30/20	499,367
950,000		America Movil SAB de C.V.	3.125	07/16/22	972,020
1,000,000		America Movil SAB de C.V.	3.625	04/22/29	1,063,020
440,000		America Movil SAB de C.V.	6.125	03/30/40	596,851
1,625,000		America Movil SAB de C.V.	4.375	07/16/42	1,850,050
1,500,000		America Movil SAB de C.V.	4.375	04/22/49	1,730,760
750,000		American Tower Corp	3.700	10/15/49	747,833
675,000		AT&T, Inc	3.000	02/15/22	688,817
1,075,000		AT&T, Inc	3.200	03/01/22	1,101,252
125

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$650,000	AT&T, Inc	3.800%	03/15/22	$674,779
1,400,000	AT&T, Inc	3.400	06/15/22	1,443,193
625,000	AT&T, Inc	3.000	06/30/22	638,248
575,000	AT&T, Inc	2.625	12/01/22	581,285
800,000	AT&T, Inc	3.600	02/17/23	834,347
650,000	AT&T, Inc	4.050	12/15/23	695,047
1,075,000	AT&T, Inc	3.800	03/01/24	1,136,895
450,000	AT&T, Inc	3.900	03/11/24	477,218
1,675,000	AT&T, Inc	4.450	04/01/24	1,811,989
500,000	AT&T, Inc	3.550	06/01/24	522,951
625,000	AT&T, Inc	3.950	01/15/25	667,575
2,825,000	AT&T, Inc	3.400	05/15/25	2,949,790
225,000	AT&T, Inc	3.600	07/15/25	236,939
500,000	AT&T, Inc	3.875	01/15/26	530,435
2,050,000	AT&T, Inc	4.125	02/17/26	2,214,135
750,000	AT&T, Inc	2.950	07/15/26	760,733
2,175,000	AT&T, Inc	3.800	02/15/27	2,304,678
2,075,000	AT&T, Inc	4.250	03/01/27	2,258,053
5,255,000	AT&T, Inc	4.100	02/15/28	5,690,665
4,375,000	AT&T, Inc	4.350	03/01/29	4,834,958
9,175,000	AT&T, Inc	4.300	02/15/30	10,097,578
1,825,000	AT&T, Inc	4.500	05/15/35	2,003,275
1,925,000	AT&T, Inc	5.250	03/01/37	2,266,562
1,500,000	AT&T, Inc	4.900	08/15/37	1,704,343
3,275,000	AT&T, Inc	4.850	03/01/39	3,712,248
150,000	AT&T, Inc	6.000	08/15/40	186,828
175,000	AT&T, Inc	5.350	09/01/40	205,155
550,000	AT&T, Inc	5.150	03/15/42	632,629
900,000	AT&T, Inc	4.900	06/15/42	1,002,833
2,591,000	AT&T, Inc	4.300	12/15/42	2,705,372
200,000	AT&T, Inc	5.350	12/15/43	235,334
300,000	AT&T, Inc	4.650	06/01/44	323,734
1,550,000	AT&T, Inc	4.800	06/15/44	1,718,943
3,079,000	AT&T, Inc	4.350	06/15/45	3,248,309
1,700,000	AT&T, Inc	4.850	07/15/45	1,897,920
350,000	AT&T, Inc	4.750	05/15/46	388,381
175,000	AT&T, Inc	5.150	11/15/46	203,001
2,100,000	AT&T, Inc	5.450	03/01/47	2,537,140
2,125,000	AT&T, Inc	4.500	03/09/48	2,284,302
1,250,000	AT&T, Inc	5.150	02/15/50	1,463,330
2,750,000	AT&T, Inc	5.300	08/15/58	3,217,890
750,000	Bell Canada, Inc	4.464	04/01/48	878,977
750,000	Bell Canada, Inc	4.300	07/29/49	863,498
750,000	British Telecommunications plc	4.500	12/04/23	806,676
750,000	British Telecommunications plc	5.125	12/04/28	857,982
1,425,000	British Telecommunications plc	9.625	12/15/30	2,173,142
2,690,000	Deutsche Telekom International Finance BV	8.750	06/15/30	3,972,707
575,000	Global Payments, Inc	2.650	02/15/25	577,445
475,000	Global Payments, Inc	3.200	08/15/29	481,116
750,000	Global Payments, Inc	4.150	08/15/49	786,408
750,000	Koninklijke KPN NV	8.375	10/01/30	1,025,700
2,000,000	Orange S.A.	4.125	09/14/21	2,079,972
126

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$745,000	Orange S.A.	9.000%	03/01/31	$1,162,014
900,000	Orange S.A.	5.375	01/13/42	1,155,822
725,000	Orange S.A.	5.500	02/06/44	962,150
200,000	Rogers Communications, Inc	4.100	10/01/23	213,289
1,713,000	Rogers Communications, Inc	3.625	12/15/25	1,822,140
200,000	Rogers Communications, Inc	2.900	11/15/26	204,667
125,000	Rogers Communications, Inc	4.500	03/15/43	142,598
300,000	Rogers Communications, Inc	5.450	10/01/43	385,424
600,000	Rogers Communications, Inc	5.000	03/15/44	735,973
150,000	Rogers Communications, Inc	4.300	02/15/48	171,645
1,500,000	Rogers Communications, Inc	4.350	05/01/49	1,726,199
2,020,000	Telefonica Emisiones SAU	5.134	04/27/20	2,052,314
225,000	Telefonica Emisiones SAU	4.570	04/27/23	242,535
1,500,000	Telefonica Emisiones SAU	4.103	03/08/27	1,637,552
625,000	Telefonica Emisiones SAU	7.045	06/20/36	865,589
1,200,000	Telefonica Emisiones SAU	4.665	03/06/38	1,320,472
2,125,000	Telefonica Emisiones SAU	5.213	03/08/47	2,475,418
1,175,000	Telefonica Emisiones SAU	4.895	03/06/48	1,313,606
500,000	Telefonica Emisiones SAU	5.520	03/01/49	609,378
567,000	Telefonica Europe BV	8.250	09/15/30	826,452
325,000	TELUS Corp	2.800	02/16/27	328,721
300,000	TELUS Corp	3.700	09/15/27	320,616
500,000	TELUS Corp	4.600	11/16/48	588,864
750,000	TELUS Corp	4.300	06/15/49	852,825
475,000	Verizon Communications, Inc	2.946	03/15/22	486,386
350,000	Verizon Communications, Inc	5.150	09/15/23	391,440
575,000	Verizon Communications, Inc	3.500	11/01/24	608,092
1,342,000	Verizon Communications, Inc	3.376	02/15/25	1,417,387
700,000	Verizon Communications, Inc	2.625	08/15/26	709,085
3,500,000	Verizon Communications, Inc	4.125	03/16/27	3,862,899
6,641,000	Verizon Communications, Inc	4.329	09/21/28	7,532,988
350,000	Verizon Communications, Inc	3.875	02/08/29	384,384
9,005,000	Verizon Communications, Inc	4.016	12/03/29	10,011,777
1,975,000	Verizon Communications, Inc	4.500	08/10/33	2,298,246
3,250,000	Verizon Communications, Inc	4.400	11/01/34	3,704,654
3,775,000	Verizon Communications, Inc	4.272	01/15/36	4,251,578
325,000	Verizon Communications, Inc	5.250	03/16/37	403,934
625,000	Verizon Communications, Inc	4.862	08/21/46	764,196
750,000	Verizon Communications, Inc	5.500	03/16/47	990,499
475,000	Verizon Communications, Inc	4.522	09/15/48	560,922
11,875,000	Verizon Communications, Inc	5.012	04/15/49	14,919,228
222,000	Verizon Communications, Inc	4.672	03/15/55	266,169
1,275,000	Vodafone Group plc	3.750	01/16/24	1,344,299
4,000,000	Vodafone Group plc	4.125	05/30/25	4,326,064
4,425,000	Vodafone Group plc	4.375	05/30/28	4,888,141
425,000	Vodafone Group plc	6.150	02/27/37	539,250
925,000	Vodafone Group plc	5.000	05/30/38	1,055,090
1,900,000	Vodafone Group plc	4.375	02/19/43	1,963,954
1,450,000	Vodafone Group plc	5.250	05/30/48	1,680,899
1,000,000	Vodafone Group plc	4.875	06/19/49	1,114,185
1,000,000	Vodafone Group plc	4.250	09/17/50	1,019,300
500,000	Vodafone Group plc	5.125	06/19/59	573,024
	TOTAL TELECOMMUNICATION SERVICES			200,662,554
127

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
TRANSPORTATION - 0.7%
$740,007	American Airlines, Inc	3.000%	10/15/28	$753,663
1,300,000	Boeing Co	1.650	10/30/20	1,293,289
275,000	Boeing Co	2.300	08/01/21	276,186
300,000	Boeing Co	2.700	05/01/22	305,888
750,000	Boeing Co	2.800	03/01/23	767,904
300,000	Boeing Co	2.800	03/01/24	308,103
400,000	Boeing Co	2.600	10/30/25	406,601
300,000	Boeing Co	3.100	05/01/26	314,770
200,000	Boeing Co	2.250	06/15/26	199,539
500,000	Boeing Co	2.700	02/01/27	510,782
250,000	Boeing Co	2.800	03/01/27	255,623
500,000	Boeing Co	3.250	03/01/28	525,684
125,000	Boeing Co	3.450	11/01/28	134,034
600,000	Boeing Co	3.200	03/01/29	630,052
750,000	Boeing Co	2.950	02/01/30	772,567
300,000	Boeing Co	3.600	05/01/34	325,472
425,000	Boeing Co	3.250	02/01/35	442,612
500,000	Boeing Co	3.550	03/01/38	527,740
600,000	Boeing Co	3.500	03/01/39	633,198
350,000	Boeing Co	5.875	02/15/40	476,532
300,000	Boeing Co	3.375	06/15/46	301,143
250,000	Boeing Co	3.650	03/01/47	264,431
100,000	Boeing Co	3.625	03/01/48	104,949
100,000	Boeing Co	3.850	11/01/48	108,937
3,650,000	Boeing Co	3.900	05/01/49	4,028,207
750,000	Boeing Co	3.750	02/01/50	811,914
125,000	Boeing Co	3.825	03/01/59	133,684
750,000	Boeing Co	3.950	08/01/59	826,515
300,000	Burlington Northern Santa Fe LLC	3.050	03/15/22	307,103
150,000	Burlington Northern Santa Fe LLC	3.050	09/01/22	154,198
1,100,000	Burlington Northern Santa Fe LLC	3.850	09/01/23	1,166,996
500,000	Burlington Northern Santa Fe LLC	3.750	04/01/24	533,431
150,000	Burlington Northern Santa Fe LLC	3.400	09/01/24	158,992
300,000	Burlington Northern Santa Fe LLC	3.000	04/01/25	313,898
700,000	Burlington Northern Santa Fe LLC	3.650	09/01/25	758,161
2,550,000	Burlington Northern Santa Fe LLC	3.250	06/15/27	2,719,952
660,000	Burlington Northern Santa Fe LLC	5.750	05/01/40	888,366
250,000	Burlington Northern Santa Fe LLC	5.050	03/01/41	312,857
200,000	Burlington Northern Santa Fe LLC	4.400	03/15/42	233,841
300,000	Burlington Northern Santa Fe LLC	4.450	03/15/43	356,516
500,000	Burlington Northern Santa Fe LLC	5.150	09/01/43	640,304
500,000	Burlington Northern Santa Fe LLC	4.900	04/01/44	627,459
600,000	Burlington Northern Santa Fe LLC	4.550	09/01/44	720,757
1,275,000	Burlington Northern Santa Fe LLC	4.150	04/01/45	1,467,801
200,000	Burlington Northern Santa Fe LLC	4.700	09/01/45	246,428
1,150,000	Burlington Northern Santa Fe LLC	3.900	08/01/46	1,288,155
400,000	Burlington Northern Santa Fe LLC	4.125	06/15/47	461,764
1,175,000	Burlington Northern Santa Fe LLC	4.050	06/15/48	1,348,867
1,025,000	Burlington Northern Santa Fe LLC	4.150	12/15/48	1,198,561
750,000	Burlington Northern Santa Fe LLC	3.550	02/15/50	795,898
128

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Canadian National Railway Co	2.850%	12/15/21	$101,516
300,000	Canadian National Railway Co	2.250	11/15/22	301,300
200,000	Canadian National Railway Co	2.950	11/21/24	206,779
200,000	Canadian National Railway Co	6.900	07/15/28	267,125
200,000	Canadian National Railway Co	6.250	08/01/34	279,364
250,000	Canadian National Railway Co	3.500	11/15/42	259,443
100,000	Canadian National Railway Co	4.500	11/07/43	119,336
650,000	Canadian National Railway Co	3.200	08/02/46	675,860
725,000	Canadian National Railway Co	3.650	02/03/48	807,856
325,000	Canadian National Railway Co	4.450	01/20/49	410,876
1,800,000	Canadian Pacific Railway Co	2.900	02/01/25	1,848,680
300,000	Canadian Pacific Railway Co	4.000	06/01/28	335,276
200,000	Canadian Pacific Railway Co	7.125	10/15/31	282,829
250,000	Canadian Pacific Railway Co	5.950	05/15/37	336,638
775,000	Canadian Pacific Railway Co	6.125	09/15/15	1,159,609
200,000	Carnival Corp	3.950	10/15/20	203,561
400,000	CH Robinson Worldwide, Inc	4.200	04/15/28	441,570
203,387	Continental Airlines, Inc	4.750	01/12/21	208,837
22,661	Continental Airlines, Inc	5.983	04/19/22	23,914
352,344	Continental Airlines, Inc	4.150	04/11/24	371,053
144,711	Continental Airlines, Inc	4.000	10/29/24	152,323
125,000	CSX Corp	3.700	11/01/23	132,199
300,000	CSX Corp	3.400	08/01/24	315,889
200,000	CSX Corp	3.350	11/01/25	210,805
1,200,000	CSX Corp	2.600	11/01/26	1,217,413
1,150,000	CSX Corp	3.250	06/01/27	1,207,744
1,000,000	CSX Corp	3.800	03/01/28	1,089,808
825,000	CSX Corp	4.250	03/15/29	931,957
600,000	CSX Corp	2.400	02/15/30	586,383
100,000	CSX Corp	6.000	10/01/36	129,082
200,000	CSX Corp	6.150	05/01/37	263,147
400,000	CSX Corp	5.500	04/15/41	505,201
350,000	CSX Corp	4.400	03/01/43	395,229
600,000	CSX Corp	4.100	03/15/44	653,357
800,000	CSX Corp	3.800	11/01/46	839,938
1,050,000	CSX Corp	4.300	03/01/48	1,179,350
150,000	CSX Corp	4.750	11/15/48	180,981
500,000	CSX Corp	4.500	03/15/49	579,950
600,000	CSX Corp	3.350	09/15/49	586,604
200,000	CSX Corp	3.950	05/01/50	214,231
300,000	CSX Corp	4.500	08/01/54	346,163
150,000	CSX Corp	4.250	11/01/66	159,233
300,000	CSX Corp	4.650	03/01/68	345,026
150,000	Delta Air Lines, Inc	2.875	03/13/20	150,321
76,684	Delta Air Lines, Inc	4.750	05/07/20	77,627
125,000	Delta Air Lines, Inc	2.600	12/04/20	125,219
225,000	Delta Air Lines, Inc	3.400	04/19/21	228,136
950,000	Delta Air Lines, Inc	3.625	03/15/22	975,909
450,000	Delta Air Lines, Inc	3.800	04/19/23	466,703
103,348	Delta Air Lines, Inc	3.625	07/30/27	110,094
425,000	Delta Air Lines, Inc	4.375	04/19/28	453,413
175,000	FedEx Corp	3.400	01/14/22	179,436
300,000	FedEx Corp	4.000	01/15/24	319,695
129

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	FedEx Corp	3.200%	02/01/25	$103,295
500,000	FedEx Corp	3.250	04/01/26	515,807
400,000	FedEx Corp	3.300	03/15/27	409,982
1,250,000	FedEx Corp	3.400	02/15/28	1,288,236
500,000	FedEx Corp	4.200	10/17/28	542,777
2,000,000	FedEx Corp	3.100	08/05/29	1,988,166
1,000,000	FedEx Corp	4.900	01/15/34	1,150,236
200,000	FedEx Corp	3.900	02/01/35	205,151
275,000	FedEx Corp	5.100	01/15/44	308,297
1,100,000	FedEx Corp	4.750	11/15/45	1,181,355
600,000	FedEx Corp	4.550	04/01/46	629,736
450,000	FedEx Corp	4.400	01/15/47	461,289
900,000	FedEx Corp	4.050	02/15/48	884,703
500,000	FedEx Corp	4.950	10/17/48	554,951
200,000	FedEx Corp	4.500	02/01/65	188,490
200,000	GATX Corp	4.350	02/15/24	213,939
500,000	GATX Corp	3.250	09/15/26	508,603
200,000	GATX Corp	3.500	03/15/28	205,890
200,000	GATX Corp	4.550	11/07/28	220,799
425,000	GATX Corp	4.700	04/01/29	478,854
225,000	GATX Corp	5.200	03/15/44	268,905
200,000	JB Hunt Transport Services, Inc	3.300	08/15/22	204,559
500,000	JB Hunt Transport Services, Inc	3.875	03/01/26	530,172
100,000	Kansas City Southern	3.000	05/15/23	102,391
100,000	Kansas City Southern	3.125	06/01/26	102,057
100,000	Kansas City Southern	4.300	05/15/43	109,062
175,000	Kansas City Southern	4.950	08/15/45	210,386
800,000	Kansas City Southern	4.700	05/01/48	956,088
350,000	Kirby Corp	4.200	03/01/28	374,124
100,000	Norfolk Southern Corp	3.250	12/01/21	102,078
250,000	Norfolk Southern Corp	3.000	04/01/22	255,064
1,291,000	Norfolk Southern Corp	2.903	02/15/23	1,318,211
500,000	Norfolk Southern Corp	3.650	08/01/25	534,485
350,000	Norfolk Southern Corp	2.900	06/15/26	361,088
300,000	Norfolk Southern Corp	3.150	06/01/27	314,349
700,000	Norfolk Southern Corp	3.800	08/01/28	774,799
16,000	Norfolk Southern Corp	4.837	10/01/41	19,258
300,000	Norfolk Southern Corp	4.450	06/15/45	346,434
200,000	Norfolk Southern Corp	4.650	01/15/46	238,298
303,000	Norfolk Southern Corp	3.942	11/01/47	330,291
1,450,000	Norfolk Southern Corp	4.150	02/28/48	1,640,286
500,000	Norfolk Southern Corp	4.100	05/15/49	561,505
175,000	Norfolk Southern Corp	4.050	08/15/52	193,427
850,000	Norfolk Southern Corp	5.100	08/01/18	1,041,974
500,000	Royal Caribbean Cruises Ltd	2.650	11/28/20	502,005
700,000	Royal Caribbean Cruises Ltd	3.700	03/15/28	717,566
500,000	Ryder System, Inc	3.500	06/01/21	510,816
500,000	Ryder System, Inc	2.875	06/01/22	508,229
500,000	Ryder System, Inc	2.500	09/01/22	503,550
200,000	Ryder System, Inc	3.400	03/01/23	206,637
200,000	Ryder System, Inc	3.750	06/09/23	209,844
200,000	Ryder System, Inc	3.875	12/01/23	211,867
130

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$550,000	Ryder System, Inc	3.650%	03/18/24	$578,472
500,000	Ryder System, Inc	2.500	09/01/24	501,856
400,000	Southwest Airlines Co	2.650	11/05/20	402,152
200,000	Southwest Airlines Co	2.750	11/16/22	202,739
200,000	Southwest Airlines Co	3.000	11/15/26	205,302
200,000	Southwest Airlines Co	3.450	11/16/27	208,800
79,808	Spirit Airlines, Inc	4.100	04/01/28	83,998
300,000	Union Pacific Corp	3.200	06/08/21	305,192
300,000	Union Pacific Corp	2.950	03/01/22	307,008
506,000	Union Pacific Corp	4.163	07/15/22	532,588
500,000	Union Pacific Corp	2.950	01/15/23	512,128
300,000	Union Pacific Corp	3.500	06/08/23	314,130
277,000	Union Pacific Corp	3.646	02/15/24	293,086
300,000	Union Pacific Corp	3.150	03/01/24	311,570
200,000	Union Pacific Corp	3.750	03/15/24	212,082
200,000	Union Pacific Corp	3.250	01/15/25	208,484
500,000	Union Pacific Corp	3.750	07/15/25	538,572
200,000	Union Pacific Corp	3.250	08/15/25	208,729
300,000	Union Pacific Corp	2.750	03/01/26	304,791
1,000,000	Union Pacific Corp	3.000	04/15/27	1,039,329
1,825,000	Union Pacific Corp	3.950	09/10/28	2,014,894
700,000	Union Pacific Corp	3.700	03/01/29	763,085
100,000	Union Pacific Corp	3.375	02/01/35	103,521
100,000	Union Pacific Corp	3.600	09/15/37	105,721
925,000	Union Pacific Corp	4.375	09/10/38	1,067,629
500,000	Union Pacific Corp	3.550	08/15/39	523,776
100,000	Union Pacific Corp	4.300	06/15/42	112,030
150,000	Union Pacific Corp	4.250	04/15/43	168,025
200,000	Union Pacific Corp	4.050	11/15/45	220,668
200,000	Union Pacific Corp	3.350	08/15/46	197,381
300,000	Union Pacific Corp	4.000	04/15/47	335,394
1,425,000	Union Pacific Corp	4.500	09/10/48	1,695,300
1,775,000	Union Pacific Corp	4.300	03/01/49	2,070,539
1,070,000	Union Pacific Corp	3.799	10/01/51	1,151,076
200,000	Union Pacific Corp	3.875	02/01/55	209,442
500,000	Union Pacific Corp	4.800	09/10/58	607,874
300,000	Union Pacific Corp	3.950	08/15/59	319,808
300,000	Union Pacific Corp	4.375	11/15/65	334,543
200,000	Union Pacific Corp	4.100	09/15/67	211,427
172,532	Union Pacific Railroad Co	2.695	05/12/27	175,562
775,000	United Parcel Service, Inc	2.050	04/01/21	775,577
500,000	United Parcel Service, Inc	2.350	05/16/22	505,872
1,675,000	United Parcel Service, Inc	2.450	10/01/22	1,694,199
1,050,000	United Parcel Service, Inc	2.500	04/01/23	1,064,204
500,000	United Parcel Service, Inc	2.200	09/01/24	501,760
300,000	United Parcel Service, Inc	2.800	11/15/24	310,137
125,000	United Parcel Service, Inc	2.400	11/15/26	125,793
875,000	United Parcel Service, Inc	3.050	11/15/27	917,225
500,000	United Parcel Service, Inc	3.400	03/15/29	534,933
500,000	United Parcel Service, Inc	2.500	09/01/29	498,217
510,000	United Parcel Service, Inc	6.200	01/15/38	718,501
450,000	United Parcel Service, Inc	3.625	10/01/42	476,685
400,000	United Parcel Service, Inc	3.400	11/15/46	407,402
131

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,550,000	United Parcel Service, Inc	3.750%	11/15/47	$1,666,861
300,000	United Parcel Service, Inc	4.250	03/15/49	349,789
500,000	United Parcel Service, Inc	3.400	09/01/49	508,295
	TOTAL TRANSPORTATION			114,104,826

UTILITIES - 2.0%
200,000	AEP Texas, Inc	2.400	10/01/22	200,879
200,000	AEP Texas, Inc	3.950	06/01/28	220,834
200,000	AEP Texas, Inc	3.800	10/01/47	218,350
100,000	AEP Texas, Inc	4.150	05/01/49	115,152
200,000	AEP Transmission Co LLC	3.100	12/01/26	209,156
600,000	AEP Transmission Co LLC	4.000	12/01/46	677,977
500,000	AEP Transmission Co LLC	3.750	12/01/47	545,881
200,000	AEP Transmission Co LLC	4.250	09/15/48	235,463
300,000	AEP Transmission Co LLC	3.800	06/15/49	328,983
300,000	AEP Transmission Co LLC	3.150	09/15/49	294,747
275,000	AGL Capital Corp	4.400	06/01/43	307,570
200,000	Alabama Power Co	2.450	03/30/22	202,380
475,000	Alabama Power Co	3.550	12/01/23	502,101
200,000	Alabama Power Co	3.850	12/01/42	217,323
400,000	Alabama Power Co	3.750	03/01/45	431,415
300,000	Alabama Power Co	4.300	01/02/46	352,774
750,000	Alabama Power Co	3.700	12/01/47	806,716
1,000,000	Alabama Power Co	4.300	07/15/48	1,171,108
500,000	Alabama Power Co	3.450	10/01/49	514,556
300,000	Ameren Corp	2.700	11/15/20	301,563
350,000	Ameren Corp	2.500	09/15/24	351,777
600,000	Ameren Illinois Co	2.700	09/01/22	610,632
300,000	Ameren Illinois Co	3.800	05/15/28	333,533
125,000	Ameren Illinois Co	4.150	03/15/46	145,072
1,150,000	Ameren Illinois Co	3.700	12/01/47	1,250,064
575,000	Ameren Illinois Co	4.500	03/15/49	707,392
475,000	American Electric Power Co, Inc	2.150	11/13/20	475,265
300,000	American Electric Power Co, Inc	3.650	12/01/21	309,470
350,000	American Electric Power Co, Inc	3.200	11/13/27	365,397
700,000	American Electric Power Co, Inc	4.300	12/01/28	784,505
500,000	American Water Capital Corp	3.850	03/01/24	530,265
300,000	American Water Capital Corp	3.400	03/01/25	315,004
200,000	American Water Capital Corp	2.950	09/01/27	205,281
500,000	American Water Capital Corp	3.750	09/01/28	541,907
750,000	American Water Capital Corp	3.450	06/01/29	800,317
225,000	American Water Capital Corp	4.300	12/01/42	257,076
150,000	American Water Capital Corp	4.300	09/01/45	173,866
100,000	American Water Capital Corp	4.000	12/01/46	110,030
1,175,000	American Water Capital Corp	3.750	09/01/47	1,258,180
500,000	American Water Capital Corp	4.200	09/01/48	575,771
500,000	American Water Capital Corp	4.150	06/01/49	574,757
200,000	Appalachian Power Co	3.300	06/01/27	209,150
300,000	Appalachian Power Co	4.500	03/01/49	359,416
125,000	Aqua America, Inc	3.566	05/01/29	133,120
200,000	Aqua America, Inc	4.276	05/01/49	227,058
200,000	Arizona Public Service Co	2.950	09/15/27	206,552
132

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$750,000	Arizona Public Service Co	2.600%	08/15/29	$752,489
350,000	Arizona Public Service Co	4.500	04/01/42	409,422
200,000	Arizona Public Service Co	4.350	11/15/45	232,506
410,000	Arizona Public Service Co	3.750	05/15/46	436,049
200,000	Arizona Public Service Co	4.200	08/15/48	228,339
200,000	Arizona Public Service Co	4.250	03/01/49	231,823
900,000	Atlantic City Electric Co	4.000	10/15/28	1,010,535
650,000	Atmos Energy Corp	3.000	06/15/27	673,193
500,000	Atmos Energy Corp	2.625	09/15/29	505,783
100,000	Atmos Energy Corp	5.500	06/15/41	130,955
125,000	Atmos Energy Corp	4.150	01/15/43	141,435
600,000	Atmos Energy Corp	4.125	10/15/44	694,711
500,000	Atmos Energy Corp	4.300	10/01/48	593,889
300,000	Atmos Energy Corp	4.125	03/15/49	347,484
500,000	Atmos Energy Corp	3.375	09/15/49	509,970
500,000	Avangrid, Inc	3.150	12/01/24	515,465
625,000	Avangrid, Inc	3.800	06/01/29	671,596
150,000	Avista Corp	4.350	06/01/48	176,330
100,000	Baltimore Gas & Electric Co	3.500	11/15/21	102,582
200,000	Baltimore Gas & Electric Co	2.400	08/15/26	200,252
150,000	Baltimore Gas & Electric Co	3.500	08/15/46	155,853
200,000	Baltimore Gas & Electric Co	3.750	08/15/47	216,041
200,000	Baltimore Gas & Electric Co	4.250	09/15/48	233,291
500,000	Baltimore Gas & Electric Co	3.200	09/15/49	493,116
1,125,000	Berkshire Hathaway Energy Co	2.375	01/15/21	1,130,410
200,000	Berkshire Hathaway Energy Co	2.800	01/15/23	205,024
350,000	Berkshire Hathaway Energy Co	3.500	02/01/25	370,472
175,000	Berkshire Hathaway Energy Co	3.250	04/15/28	184,500
950,000	Berkshire Hathaway Energy Co	6.125	04/01/36	1,316,049
1,032,000	Berkshire Hathaway Energy Co	5.950	05/15/37	1,421,933
725,000	Berkshire Hathaway Energy Co	5.150	11/15/43	917,724
975,000	Berkshire Hathaway Energy Co	4.500	02/01/45	1,157,670
400,000	Berkshire Hathaway Energy Co	3.800	07/15/48	433,662
1,025,000	Berkshire Hathaway Energy Co	4.450	01/15/49	1,224,338
200,000	Black Hills Corp	4.250	11/30/23	212,797
100,000	Black Hills Corp	3.950	01/15/26	105,713
100,000	Black Hills Corp	3.150	01/15/27	101,386
300,000	Black Hills Corp	4.350	05/01/33	336,984
200,000	Black Hills Corp	4.200	09/15/46	218,076
350,000	Carolina Power & Light Co	3.000	09/15/21	356,474
150,000	Carolina Power & Light Co	2.800	05/15/22	153,066
400,000	CenterPoint Energy Houston Electric LLC	2.250	08/01/22	401,654
200,000	CenterPoint Energy Houston Electric LLC	2.400	09/01/26	200,323
300,000	CenterPoint Energy Houston Electric LLC	3.000	02/01/27	311,368
100,000	CenterPoint Energy Houston Electric LLC	6.950	03/15/33	144,704
300,000	CenterPoint Energy Houston Electric LLC	3.950	03/01/48	342,574
750,000	CenterPoint Energy Houston Electric LLC	4.250	02/01/49	901,056
423,000	CenterPoint Energy Resources Corp	4.500	01/15/21	432,864
200,000	CenterPoint Energy Resources Corp	3.550	04/01/23	207,725
200,000	CenterPoint Energy Resources Corp	4.000	04/01/28	217,083
700,000	CenterPoint Energy Resources Corp	4.100	09/01/47	753,105
400,000	CenterPoint Energy, Inc	3.600	11/01/21	410,614
300,000	CenterPoint Energy, Inc	2.500	09/01/22	302,080
133

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$425,000		CenterPoint Energy, Inc	3.850%	02/01/24	$448,490
500,000		CenterPoint Energy, Inc	2.500	09/01/24	499,358
450,000		CenterPoint Energy, Inc	4.250	11/01/28	494,609
750,000		CenterPoint Energy, Inc	2.950	03/01/30	747,220
500,000		CenterPoint Energy, Inc	3.700	09/01/49	506,071
425,000		Cleco Corporate Holdings LLC	3.743	05/01/26	437,902
300,000	g	Cleco Corporate Holdings LLC	3.375	09/15/29	300,366
200,000		Cleco Corporate Holdings LLC	4.973	05/01/46	227,810
790,000		CMS Energy Corp	3.450	08/15/27	831,396
300,000		Columbia Pipeline Group, Inc	3.300	06/01/20	301,688
775,000		Columbia Pipeline Group, Inc	4.500	06/01/25	835,384
300,000		Columbia Pipeline Group, Inc	5.800	06/01/45	380,350
775,000		Commonwealth Edison Co	4.000	08/01/20	784,275
250,000		Commonwealth Edison Co	2.550	06/15/26	253,506
1,355,000		Commonwealth Edison Co	2.950	08/15/27	1,403,479
300,000		Commonwealth Edison Co	3.700	08/15/28	329,289
200,000		Commonwealth Edison Co	3.800	10/01/42	218,161
300,000		Commonwealth Edison Co	4.700	01/15/44	372,774
100,000		Commonwealth Edison Co	3.700	03/01/45	107,924
250,000		Commonwealth Edison Co	3.650	06/15/46	270,241
400,000		Commonwealth Edison Co	3.750	08/15/47	438,866
1,175,000		Commonwealth Edison Co	4.000	03/01/48	1,345,507
1,300,000		Commonwealth Edison Co	4.000	03/01/49	1,500,510
625,000		Connecticut Light & Power Co	3.200	03/15/27	660,893
400,000		Connecticut Light & Power Co	4.300	04/15/44	477,935
250,000		Connecticut Light & Power Co	4.150	06/01/45	292,866
775,000		Connecticut Light & Power Co	4.000	04/01/48	895,189
200,000		Consolidated Edison Co of New York, Inc	3.800	05/15/28	219,930
300,000		Consolidated Edison Co of New York, Inc	4.000	12/01/28	335,862
200,000		Consolidated Edison Co of New York, Inc	4.200	03/15/42	225,881
550,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	600,670
1,475,000		Consolidated Edison Co of New York, Inc	4.450	03/15/44	1,724,346
150,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	178,036
400,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	435,597
400,000		Consolidated Edison Co of New York, Inc	3.875	06/15/47	438,790
300,000		Consolidated Edison Co of New York, Inc	4.650	12/01/48	371,345
500,000		Consolidated Edison Co of New York, Inc	4.125	05/15/49	572,255
850,000		Consolidated Edison Co of New York, Inc	4.625	12/01/54	1,019,343
200,000		Consolidated Edison Co of New York, Inc	4.300	12/01/56	229,143
1,300,000		Consolidated Edison Co of New York, Inc	4.000	11/15/57	1,408,615
400,000		Consolidated Edison Co of New York, Inc	4.500	05/15/58	474,800
175,000		Consolidated Edison, Inc	2.000	05/15/21	174,807
150,000		Consumers Energy Co	2.850	05/15/22	153,051
200,000		Consumers Energy Co	3.375	08/15/23	209,545
250,000		Consumers Energy Co	3.800	11/15/28	278,388
600,000		Consumers Energy Co	3.950	07/15/47	684,737
600,000		Consumers Energy Co	4.050	05/15/48	696,236
350,000		Consumers Energy Co	4.350	04/15/49	429,738
500,000		Consumers Energy Co	3.750	02/15/50	559,865
500,000		Consumers Energy Co	3.100	08/15/50	500,641
300,000	g	Dayton Power & Light Co	3.950	06/15/49	329,653
200,000		Delmarva Power & Light Co	4.150	05/15/45	229,151
134

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Dominion Energy, Inc	2.579%	07/01/20	$501,114
1,750,000		Dominion Energy, Inc	3.900	10/01/25	1,872,185
500,000		Dominion Energy, Inc	4.250	06/01/28	553,084
500,000		Dominion Energy, Inc	4.600	03/15/49	589,329
350,000		Dominion Energy, Inc (Step Bond)	2.715	08/15/21	352,285
225,000		Dominion Energy, Inc (Step Bond)	3.071	08/15/24	230,254
250,000		Dominion Gas Holdings LLC	2.800	11/15/20	251,724
200,000		Dominion Gas Holdings LLC	3.550	11/01/23	208,501
200,000		Dominion Gas Holdings LLC	3.600	12/15/24	211,696
200,000		Dominion Gas Holdings LLC	4.800	11/01/43	239,018
200,000		Dominion Gas Holdings LLC	4.600	12/15/44	236,363
200,000		Dominion Resources, Inc	4.700	12/01/44	233,502
300,000	g	DPL, Inc	4.350	04/15/29	296,397
400,000		DTE Electric Co	3.450	10/01/20	403,632
200,000		DTE Electric Co	3.650	03/15/24	211,893
200,000		DTE Electric Co	4.000	04/01/43	224,596
100,000		DTE Electric Co	3.700	06/01/46	107,473
500,000		DTE Electric Co	3.750	08/15/47	552,003
1,000,000		DTE Electric Co	4.050	05/15/48	1,159,358
525,000		DTE Electric Co	3.950	03/01/49	602,344
350,000		DTE Energy Co	2.600	06/15/22	353,362
200,000		DTE Energy Co	3.300	06/15/22	204,960
1,875,000		DTE Energy Co	3.700	08/01/23	1,966,227
200,000		DTE Energy Co	3.850	12/01/23	210,849
200,000		DTE Energy Co	3.500	06/01/24	208,918
1,000,000		DTE Energy Co	2.529	10/01/24	1,003,087
350,000		DTE Energy Co	3.400	06/15/29	365,568
300,000		Duke Energy Carolinas LLC	3.350	05/15/22	310,140
200,000		Duke Energy Carolinas LLC	2.500	03/15/23	203,319
2,000,000		Duke Energy Carolinas LLC	3.050	03/15/23	2,069,458
200,000		Duke Energy Carolinas LLC	2.950	12/01/26	207,253
500,000		Duke Energy Carolinas LLC	3.950	11/15/28	558,175
500,000		Duke Energy Carolinas LLC	2.450	08/15/29	500,502
125,000		Duke Energy Carolinas LLC	5.300	02/15/40	162,134
300,000		Duke Energy Carolinas LLC	3.750	06/01/45	324,360
200,000		Duke Energy Carolinas LLC	3.875	03/15/46	222,195
1,750,000		Duke Energy Carolinas LLC	3.700	12/01/47	1,901,192
1,500,000		Duke Energy Carolinas LLC	3.950	03/15/48	1,691,030
500,000		Duke Energy Carolinas LLC	3.200	08/15/49	502,262
250,000		Duke Energy Corp	1.800	09/01/21	248,875
300,000		Duke Energy Corp	3.050	08/15/22	307,129
300,000		Duke Energy Corp	3.950	10/15/23	318,156
900,000		Duke Energy Corp	3.750	04/15/24	954,230
2,700,000		Duke Energy Corp	2.650	09/01/26	2,712,839
350,000		Duke Energy Corp	3.150	08/15/27	363,758
500,000		Duke Energy Corp	3.400	06/15/29	525,232
300,000		Duke Energy Corp	4.800	12/15/45	359,878
3,475,000		Duke Energy Corp	3.750	09/01/46	3,583,796
500,000		Duke Energy Corp	4.200	06/15/49	557,322
1,200,000		Duke Energy Florida LLC	3.200	01/15/27	1,258,333
300,000		Duke Energy Florida LLC	3.800	07/15/28	330,548
500,000		Duke Energy Florida LLC	3.400	10/01/46	516,723
300,000		Duke Energy Florida LLC	4.200	07/15/48	350,082
135

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Duke Energy Indiana LLC	3.750%	05/15/46	$322,520
500,000	Duke Energy Indiana LLC	3.250	10/01/49	498,493
200,000	Duke Energy Ohio, Inc	3.650	02/01/29	218,874
200,000	Duke Energy Ohio, Inc	3.700	06/15/46	212,748
200,000	Duke Energy Ohio, Inc	4.300	02/01/49	237,232
300,000	Duke Energy Progress LLC	3.375	09/01/23	314,914
300,000	Duke Energy Progress LLC	3.250	08/15/25	316,452
300,000	Duke Energy Progress LLC	3.700	09/01/28	329,356
5,600,000	Duke Energy Progress LLC	3.450	03/15/29	6,036,582
400,000	Duke Energy Progress LLC	4.375	03/30/44	472,252
500,000	Duke Energy Progress LLC	4.150	12/01/44	572,605
300,000	Duke Energy Progress LLC	4.200	08/15/45	347,792
500,000	Duke Energy Progress LLC	3.700	10/15/46	537,541
200,000	Duke Energy Progress LLC	3.600	09/15/47	212,269
200,000	Edison International	2.125	04/15/20	199,609
200,000	Edison International	2.400	09/15/22	198,246
750,000	Edison International	5.750	06/15/27	842,933
300,000	Edison International	4.125	03/15/28	307,499
200,000	El Paso Electric Co	5.000	12/01/44	237,687
300,000	Emera US Finance LP	2.700	06/15/21	301,753
1,075,000	Emera US Finance LP	3.550	06/15/26	1,125,988
625,000	Emera US Finance LP	4.750	06/15/46	723,834
50,000	Empresa Nacional de Electricidad S.A.	4.250	04/15/24	52,880
675,000	Enel Chile S.A.	4.875	06/12/28	759,037
400,000	Enersis Americas S.A.	4.000	10/25/26	419,000
125,000	Entergy Arkansas LLC	3.750	02/15/21	127,367
175,000	Entergy Arkansas LLC	3.700	06/01/24	186,692
600,000	Entergy Arkansas LLC	3.500	04/01/26	638,417
200,000	Entergy Arkansas LLC	4.200	04/01/49	231,673
200,000	Entergy Corp	5.125	09/15/20	204,051
200,000	Entergy Corp	4.000	07/15/22	208,752
1,300,000	Entergy Corp	2.950	09/01/26	1,320,348
200,000	Entergy Louisiana LLC	4.050	09/01/23	213,893
200,000	Entergy Louisiana LLC	2.400	10/01/26	199,845
200,000	Entergy Louisiana LLC	3.120	09/01/27	209,091
1,500,000	Entergy Louisiana LLC	4.000	03/15/33	1,712,834
300,000	Entergy Louisiana LLC	4.200	09/01/48	351,708
300,000	Entergy Louisiana LLC	4.200	04/01/50	352,919
500,000	Entergy Mississippi LLC	3.850	06/01/49	556,914
1,000,000	Entergy Texas, Inc	4.000	03/30/29	1,106,069
200,000	Entergy Texas, Inc	4.500	03/30/39	235,585
500,000	Entergy Texas, Inc	3.550	09/30/49	519,984
1,100,000	Evergy, Inc	2.450	09/15/24	1,098,095
750,000	Evergy, Inc	2.900	09/15/29	744,206
500,000	Eversource Energy	2.500	03/15/21	501,565
750,000	Eversource Energy	2.750	03/15/22	759,675
300,000	Eversource Energy	3.800	12/01/23	317,250
300,000	Eversource Energy	2.900	10/01/24	307,386
200,000	Eversource Energy	3.300	01/15/28	207,695
300,000	Eversource Energy	4.250	04/01/29	334,882
1,122,000	Exelon Corp	2.450	04/15/21	1,126,651
1,200,000	Exelon Corp	3.497	06/01/22	1,231,390
136

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$925,000	Exelon Corp	3.950%	06/15/25	$991,954
425,000	Exelon Corp	3.400	04/15/26	444,306
500,000	Exelon Corp	4.950	06/15/35	585,465
975,000	Exelon Corp	4.450	04/15/46	1,105,324
150,000	Exelon Generation Co LLC	3.400	03/15/22	153,813
200,000	Exelon Generation Co LLC	4.250	06/15/22	209,427
900,000	Exelon Generation Co LLC	6.250	10/01/39	1,138,160
625,000	Exelon Generation Co LLC	5.600	06/15/42	743,723
500,000	FirstEnergy Corp	2.850	07/15/22	507,611
325,000	FirstEnergy Corp	4.250	03/15/23	343,779
2,100,000	FirstEnergy Corp	3.900	07/15/27	2,237,824
325,000	FirstEnergy Corp	7.375	11/15/31	459,966
1,250,000	FirstEnergy Corp	4.850	07/15/47	1,485,607
400,000	Florida Power & Light Co	2.750	06/01/23	410,483
500,000	Florida Power & Light Co	3.250	06/01/24	524,946
907,000	Florida Power & Light Co	3.125	12/01/25	957,925
100,000	Florida Power & Light Co	4.125	02/01/42	115,989
200,000	Florida Power & Light Co	4.050	06/01/42	230,793
450,000	Florida Power & Light Co	3.800	12/15/42	499,085
400,000	Florida Power & Light Co	4.050	10/01/44	463,833
500,000	Florida Power & Light Co	3.700	12/01/47	554,736
1,675,000	Florida Power & Light Co	3.950	03/01/48	1,937,690
500,000	Florida Power & Light Co	4.125	06/01/48	593,246
1,100,000	Florida Power & Light Co	3.990	03/01/49	1,284,910
400,000	Florida Power & Light Co	3.150	10/01/49	405,964
1,200,000	Florida Power Corp	3.100	08/15/21	1,217,742
375,000	Florida Power Corp	6.400	06/15/38	551,016
175,000	Fortis, Inc	2.100	10/04/21	174,417
768,000	Fortis, Inc	3.055	10/04/26	780,568
2,500,000	Georgia Power Co	2.000	09/08/20	2,497,048
600,000	Georgia Power Co	2.200	09/15/24	593,035
100,000	Georgia Power Co	3.250	04/01/26	103,336
700,000	Georgia Power Co	3.250	03/30/27	727,468
525,000	Georgia Power Co	2.650	09/15/29	516,139
625,000	Georgia Power Co	4.300	03/15/42	687,460
700,000	Georgia Power Co	4.300	03/15/43	776,101
200,000	Great Plains Energy, Inc	4.850	06/01/21	207,024
200,000	Gulf Power Co	3.300	05/30/27	212,509
400,000	Iberdrola International BV	6.750	07/15/36	553,817
500,000	Indiana Michigan Power Co	3.850	05/15/28	549,444
225,000	Indiana Michigan Power Co	4.550	03/15/46	272,307
100,000	Indiana Michigan Power Co	3.750	07/01/47	108,636
300,000	Indiana Michigan Power Co	4.250	08/15/48	354,215
500,000	Interstate Power & Light Co	3.250	12/01/24	521,579
725,000	Interstate Power & Light Co	4.100	09/26/28	799,103
325,000	Interstate Power & Light Co	3.600	04/01/29	348,238
100,000	Interstate Power & Light Co	6.250	07/15/39	136,141
100,000	Interstate Power & Light Co	3.700	09/15/46	105,864
300,000	Interstate Power & Light Co	3.500	09/30/49	302,005
1,000,000	IPALCO Enterprises, Inc	3.700	09/01/24	1,035,603
300,000	ITC Holdings Corp	2.700	11/15/22	302,898
300,000	ITC Holdings Corp	3.650	06/15/24	315,607
100,000	ITC Holdings Corp	3.250	06/30/26	103,831
137

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$900,000		ITC Holdings Corp	3.350%	11/15/27	$949,037
200,000		Kansas City Power & Light Co	3.650	08/15/25	213,996
100,000		Kansas City Power & Light Co	5.300	10/01/41	129,486
650,000		Kansas City Power & Light Co	4.200	06/15/47	757,268
100,000		Kansas City Power & Light Co	4.200	03/15/48	117,193
300,000		Kansas City Power & Light Co	4.125	04/01/49	347,049
300,000		Kentucky Utilities Co	4.375	10/01/45	356,215
250,000		KeySpan Corp	5.803	04/01/35	310,762
320,000		LG&E and KU Energy LLC	3.750	11/15/20	324,130
300,000		Louisville Gas & Electric Co	4.250	04/01/49	352,852
1,500,000		MidAmerican Energy Co	3.100	05/01/27	1,577,982
400,000		MidAmerican Energy Co	3.650	04/15/29	441,351
200,000		MidAmerican Energy Co	4.800	09/15/43	250,741
200,000		MidAmerican Energy Co	4.400	10/15/44	240,004
200,000		MidAmerican Energy Co	4.250	05/01/46	236,324
500,000		MidAmerican Energy Co	3.950	08/01/47	570,400
1,000,000		MidAmerican Energy Co	3.650	08/01/48	1,090,732
300,000		MidAmerican Energy Co	4.250	07/15/49	361,338
500,000		Mississippi Power Co	3.950	03/30/28	545,380
750,000		Mississippi Power Co	4.250	03/15/42	812,509
200,000	g	MPLX LP	3.500	12/01/22	205,684
150,000	g	MPLX LP	4.250	12/01/27	159,085
700,000	g	MPLX LP	5.200	12/01/47	766,196
100,000		National Fuel Gas Co	4.900	12/01/21	103,612
200,000		National Fuel Gas Co	3.750	03/01/23	205,605
300,000		National Fuel Gas Co	5.200	07/15/25	326,849
200,000		National Fuel Gas Co	3.950	09/15/27	204,705
200,000		National Fuel Gas Co	4.750	09/01/28	212,242
1,000,000		Nevada Power Co	3.700	05/01/29	1,096,614
500,000		NextEra Energy Capital Holdings, Inc	3.342	09/01/20	505,627
500,000		NextEra Energy Capital Holdings, Inc	4.500	06/01/21	515,988
1,500,000		NextEra Energy Capital Holdings, Inc	2.403	09/01/21	1,509,199
500,000		NextEra Energy Capital Holdings, Inc	2.900	04/01/22	509,332
300,000		NextEra Energy Capital Holdings, Inc	2.800	01/15/23	305,062
850,000		NextEra Energy Capital Holdings, Inc	3.150	04/01/24	878,083
750,000		NextEra Energy Capital Holdings, Inc	3.250	04/01/26	779,087
1,125,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	1,192,623
300,000		NextEra Energy Capital Holdings, Inc	3.500	04/01/29	317,731
1,700,000		NextEra Energy Capital Holdings, Inc	5.650	05/01/79	1,847,310
150,000		NiSource, Inc	2.650	11/17/22	151,793
500,000		NiSource, Inc	3.650	06/15/23	522,015
1,000,000		NiSource, Inc	3.490	05/15/27	1,049,144
750,000		NiSource, Inc	2.950	09/01/29	754,254
100,000		NiSource, Inc	5.950	06/15/41	128,591
200,000		NiSource, Inc	5.250	02/15/43	243,922
450,000		NiSource, Inc	4.800	02/15/44	524,746
815,000		NiSource, Inc	5.650	02/01/45	1,050,882
350,000		NiSource, Inc	4.375	05/15/47	393,263
500,000		NiSource, Inc	3.950	03/30/48	529,368
800,000		Northern States Power Co	2.200	08/15/20	802,122
150,000		Northern States Power Co	2.150	08/15/22	150,070
300,000		Northern States Power Co	2.600	05/15/23	304,388
138

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$425,000		Northern States Power Co	5.350%	11/01/39	$560,571
175,000		Northern States Power Co	3.600	05/15/46	189,870
1,950,000		Northern States Power Co	3.600	09/15/47	2,118,925
325,000		Northern States Power Co	2.900	03/01/50	314,457
1,000,000		Northwest Pipeline LLC	4.000	04/01/27	1,055,135
200,000		NorthWestern Corp	4.176	11/15/44	226,196
200,000		NSTAR Electric Co	2.375	10/15/22	201,556
1,300,000		NSTAR Electric Co	3.200	05/15/27	1,368,598
500,000		NSTAR Electric Co	3.250	05/15/29	533,299
200,000		Nvent Finance Sarl	3.950	04/15/23	203,814
200,000		Nvent Finance Sarl	4.550	04/15/28	208,917
500,000		Oglethorpe Power Corp	5.050	10/01/48	601,779
500,000		Oglethorpe Power Corp	5.250	09/01/50	632,005
600,000		Ohio Power Co	5.375	10/01/21	636,882
500,000		Ohio Power Co	4.150	04/01/48	588,860
1,500,000		Ohio Power Co	4.000	06/01/49	1,707,091
200,000		Oklahoma Gas & Electric Co	3.800	08/15/28	218,039
500,000		Oklahoma Gas & Electric Co	3.300	03/15/30	523,517
200,000		Oklahoma Gas & Electric Co	4.150	04/01/47	225,444
200,000		Oklahoma Gas & Electric Co	3.850	08/15/47	215,153
150,000		Oncor Electric Delivery Co LLC	4.100	06/01/22	157,522
500,000	g	Oncor Electric Delivery Co LLC	2.750	06/01/24	513,448
400,000		Oncor Electric Delivery Co LLC	2.950	04/01/25	415,482
500,000		Oncor Electric Delivery Co LLC	3.700	11/15/28	550,687
250,000	g	Oncor Electric Delivery Co LLC	3.700	11/15/28	275,343
1,500,000		Oncor Electric Delivery Co LLC	5.750	03/15/29	1,898,726
70,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	103,761
100,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	129,989
550,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	671,421
150,000		Oncor Electric Delivery Co LLC	5.300	06/01/42	200,238
300,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	330,834
400,000		Oncor Electric Delivery Co LLC	3.800	09/30/47	443,145
200,000		Oncor Electric Delivery Co LLC	4.100	11/15/48	234,506
500,000	g	Oncor Electric Delivery Co LLC	3.800	06/01/49	560,987
500,000	g	Oncor Electric Delivery Co LLC	3.100	09/15/49	497,959
137,000		ONE Gas, Inc	3.610	02/01/24	144,271
100,000		ONE Gas, Inc	4.658	02/01/44	122,050
500,000		ONE Gas, Inc	4.500	11/01/48	611,260
825,000		ONEOK Partners LP	3.375	10/01/22	845,128
200,000		ONEOK Partners LP	5.000	09/15/23	216,532
700,000		ONEOK Partners LP	4.900	03/15/25	769,843
130,000		ONEOK Partners LP	6.650	10/01/36	161,983
250,000		ONEOK Partners LP	6.850	10/15/37	319,720
100,000		ONEOK Partners LP	6.125	02/01/41	121,883
250,000		PacifiCorp	2.950	02/01/22	255,135
500,000		PacifiCorp	3.500	06/15/29	545,246
850,000		PacifiCorp	6.000	01/15/39	1,192,119
300,000		PacifiCorp	4.125	01/15/49	348,056
1,300,000		PacifiCorp	4.150	02/15/50	1,522,574
200,000		PECO Energy Co	1.700	09/15/21	198,848
150,000		PECO Energy Co	2.375	09/15/22	151,175
200,000		PECO Energy Co	3.150	10/15/25	208,694
200,000		PECO Energy Co	4.150	10/01/44	231,899
139

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	PECO Energy Co	3.700%	09/15/47	$219,086
1,200,000	PECO Energy Co	3.900	03/01/48	1,348,102
125,000	PECO Energy Co	3.000	09/15/49	122,278
500,000	Phillips 66 Partners LP	2.450	12/15/24	498,024
2,000,000	Piedmont Natural Gas Co, Inc	3.500	06/01/29	2,137,231
200,000	Piedmont Natural Gas Co, Inc	4.650	08/01/43	234,961
200,000	Pinnacle West Capital Corp	2.250	11/30/20	199,863
200,000	Potomac Electric Power Co	3.600	03/15/24	211,393
900,000	Potomac Electric Power Co	4.150	03/15/43	1,028,412
300,000	PPL Capital Funding, Inc	4.200	06/15/22	313,702
200,000	PPL Capital Funding, Inc	3.500	12/01/22	206,271
400,000	PPL Capital Funding, Inc	3.400	06/01/23	411,715
1,100,000	PPL Capital Funding, Inc	3.950	03/15/24	1,161,218
950,000	PPL Capital Funding, Inc	3.100	05/15/26	968,281
1,300,000	PPL Capital Funding, Inc	4.000	09/15/47	1,350,082
200,000	PPL Electric Utilities Corp	4.125	06/15/44	228,593
275,000	PPL Electric Utilities Corp	4.150	10/01/45	317,416
500,000	PPL Electric Utilities Corp	3.950	06/01/47	568,419
200,000	PPL Electric Utilities Corp	4.150	06/15/48	233,243
525,000	PPL Electric Utilities Corp	3.000	10/01/49	507,423
300,000	Progress Energy, Inc	3.150	04/01/22	306,207
500,000	PSEG Power LLC	3.000	06/15/21	505,078
1,342,000	PSEG Power LLC	3.850	06/01/23	1,419,135
150,000	Public Service Co of Colorado	2.250	09/15/22	151,145
250,000	Public Service Co of Colorado	3.700	06/15/28	276,244
200,000	Public Service Co of Colorado	3.800	06/15/47	221,962
100,000	Public Service Co of Colorado	4.100	06/15/48	116,885
300,000	Public Service Co of Colorado	4.050	09/15/49	350,490
400,000	Public Service Co of Colorado	3.200	03/01/50	406,792
100,000	Public Service Co of New Hampshire	3.600	07/01/49	107,991
100,000	Public Service Electric & Gas Co	1.900	03/15/21	99,970
300,000	Public Service Electric & Gas Co	3.250	09/01/23	313,643
300,000	Public Service Electric & Gas Co	2.250	09/15/26	297,634
1,450,000	Public Service Electric & Gas Co	3.000	05/15/27	1,510,167
250,000	Public Service Electric & Gas Co	3.700	05/01/28	273,607
500,000	Public Service Electric & Gas Co	3.200	05/15/29	531,847
200,000	Public Service Electric & Gas Co	3.800	01/01/43	222,436
600,000	Public Service Electric & Gas Co	3.800	03/01/46	667,585
200,000	Public Service Electric & Gas Co	3.600	12/01/47	216,176
250,000	Public Service Electric & Gas Co	4.050	05/01/48	291,130
500,000	Public Service Electric & Gas Co	3.850	05/01/49	567,498
175,000	Public Service Electric & Gas Co	3.200	08/01/49	178,923
500,000	Public Service Enterprise Group, Inc	2.000	11/15/21	498,459
1,825,000	Public Service Enterprise Group, Inc	2.650	11/15/22	1,850,572
500,000	Public Service Enterprise Group, Inc	2.875	06/15/24	513,102
1,585,000	Puget Energy, Inc	3.650	05/15/25	1,626,550
250,000	Puget Sound Energy, Inc	5.757	10/01/39	334,316
200,000	Puget Sound Energy, Inc	4.300	05/20/45	234,620
725,000	Puget Sound Energy, Inc	4.223	06/15/48	845,511
275,000	Puget Sound Energy, Inc	3.250	09/15/49	273,707
150,000	San Diego Gas & Electric Co	3.000	08/15/21	151,844
400,000	San Diego Gas & Electric Co	3.600	09/01/23	419,508
140

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$800,000	San Diego Gas & Electric Co	2.500%	05/15/26	$798,564
300,000	San Diego Gas & Electric Co	3.750	06/01/47	319,339
300,000	San Diego Gas & Electric Co	4.150	05/15/48	341,838
750,000	San Diego Gas & Electric Co	4.100	06/15/49	847,476
250,000	Scottish Power Ltd	5.810	03/15/25	288,713
200,000	Sempra Energy	2.850	11/15/20	201,240
150,000	Sempra Energy	2.875	10/01/22	151,832
500,000	Sempra Energy	2.900	02/01/23	508,079
500,000	Sempra Energy	4.050	12/01/23	529,282
200,000	Sempra Energy	3.750	11/15/25	211,424
1,525,000	Sempra Energy	3.250	06/15/27	1,566,431
675,000	Sempra Energy	3.400	02/01/28	697,401
825,000	Sempra Energy	3.800	02/01/38	850,438
125,000	Sempra Energy	6.000	10/15/39	160,867
850,000	Sempra Energy	4.000	02/01/48	900,452
869,000	Sierra Pacific Power Co	2.600	05/01/26	883,002
50,000	South Carolina Electric & Gas Co	5.300	05/15/33	62,801
125,000	South Carolina Electric & Gas Co	5.450	02/01/41	164,120
800,000	South Carolina Electric & Gas Co	4.600	06/15/43	967,647
1,475,000	Southern California Edison Co	2.900	03/01/21	1,489,241
500,000	Southern California Edison Co	2.400	02/01/22	501,540
100,000	Southern California Edison Co	3.400	06/01/23	103,531
500,000	Southern California Edison Co	3.700	08/01/25	528,992
750,000	Southern California Edison Co	3.650	03/01/28	802,677
500,000	Southern California Edison Co	4.200	03/01/29	557,873
500,000	Southern California Edison Co	2.850	08/01/29	503,614
185,000	Southern California Edison Co	6.050	03/15/39	241,200
300,000	Southern California Edison Co	4.500	09/01/40	332,883
825,000	Southern California Edison Co	4.650	10/01/43	951,289
450,000	Southern California Edison Co	3.600	02/01/45	456,436
1,937,000	Southern California Edison Co	4.000	04/01/47	2,083,731
1,675,000	Southern California Edison Co	4.125	03/01/48	1,822,178
500,000	Southern California Edison Co	4.875	03/01/49	598,743
200,000	Southern California Gas Co	3.200	06/15/25	206,929
200,000	Southern California Gas Co	2.600	06/15/26	202,407
150,000	Southern California Gas Co	3.750	09/15/42	162,084
500,000	Southern California Gas Co	4.125	06/01/48	575,901
300,000	Southern California Gas Co	4.300	01/15/49	356,289
500,000	Southern California Gas Co	3.950	02/15/50	565,735
400,000	Southern Co	2.350	07/01/21	401,202
425,000	Southern Co	2.950	07/01/23	433,795
2,325,000	Southern Co	3.250	07/01/26	2,402,102
400,000	Southern Co	4.250	07/01/36	433,608
2,300,000	Southern Co	4.400	07/01/46	2,568,715
200,000	Southern Co Gas Capital Corp	2.450	10/01/23	200,752
400,000	Southern Co Gas Capital Corp	3.250	06/15/26	412,426
100,000	Southern Co Gas Capital Corp	3.950	10/01/46	105,052
900,000	Southern Co Gas Capital Corp	4.400	05/30/47	1,016,464
550,000	Southern Natural Gas Co	4.400	06/15/21	566,315
200,000	Southern Power Co	4.150	12/01/25	216,691
300,000	Southern Power Co	4.950	12/15/46	331,852
150,000	Southwest Gas Corp	3.700	04/01/28	161,797
100,000	Southwest Gas Corp	3.800	09/29/46	106,440
141

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Southwest Gas Corp	4.150%	06/01/49	$555,019
500,000		Southwestern Electric Power Co	2.750	10/01/26	501,605
675,000		Southwestern Electric Power Co	4.100	09/15/28	747,568
750,000		Southwestern Electric Power Co	3.850	02/01/48	794,703
600,000		Southwestern Public Service Co	4.500	08/15/41	708,502
300,000		Southwestern Public Service Co	3.400	08/15/46	309,316
225,000		Southwestern Public Service Co	3.700	08/15/47	244,687
200,000		Southwestern Public Service Co	4.400	11/15/48	239,282
750,000		Southwestern Public Service Co	3.750	06/15/49	828,639
100,000		Tampa Electric Co	4.100	06/15/42	111,654
175,000		Tampa Electric Co	4.350	05/15/44	204,312
200,000		Tampa Electric Co	4.300	06/15/48	234,074
200,000		Tampa Electric Co	4.450	06/15/49	241,584
575,000		Tampa Electric Co	3.625	06/15/50	612,326
300,000		TC PipeLines LP	4.375	03/13/25	318,988
350,000		TC PipeLines LP	3.900	05/25/27	364,969
12,000		Toledo Edison Co	7.250	05/01/20	12,302
300,000		TransAlta Corp	4.500	11/15/22	310,249
700,000		Transcontinental Gas Pipe Line Co LLC	7.850	02/01/26	886,287
1,200,000		Transcontinental Gas Pipe Line Co LLC	4.000	03/15/28	1,283,508
850,000		Transcontinental Gas Pipe Line Co LLC	4.600	03/15/48	941,837
200,000		Tucson Electric Power Co	3.050	03/15/25	204,004
200,000		Tucson Electric Power Co	4.850	12/01/48	252,803
200,000		Union Electric Co	2.950	06/15/27	207,466
300,000		Union Electric Co	3.500	03/15/29	326,109
100,000		Union Electric Co	8.450	03/15/39	165,329
100,000		Union Electric Co	3.900	09/15/42	110,396
100,000		Union Electric Co	3.650	04/15/45	106,418
200,000		Union Electric Co	4.000	04/01/48	226,092
1,000,000	h	Union Electric Co	3.250	10/01/49	999,583
100,000		United Utilities plc	6.875	08/15/28	124,278
409,000		Virginia Electric & Power Co	2.750	03/15/23	417,543
500,000		Virginia Electric & Power Co	3.450	02/15/24	523,167
1,850,000		Virginia Electric & Power Co	3.150	01/15/26	1,929,415
900,000		Virginia Electric & Power Co	2.950	11/15/26	928,855
1,750,000		Virginia Electric & Power Co	3.500	03/15/27	1,872,601
3,000,000		Virginia Electric & Power Co	3.800	04/01/28	3,289,357
1,000,000		Virginia Electric & Power Co	2.875	07/15/29	1,028,132
250,000		Virginia Electric & Power Co	4.650	08/15/43	299,460
400,000		Virginia Electric & Power Co	4.450	02/15/44	470,070
200,000		Virginia Electric & Power Co	4.200	05/15/45	227,351
1,100,000		Virginia Electric & Power Co	4.000	11/15/46	1,229,184
700,000		Virginia Electric & Power Co	3.800	09/15/47	759,673
400,000		Virginia Electric & Power Co	4.600	12/01/48	491,417
200,000		Washington Gas Light Co	3.796	09/15/46	210,669
500,000		Washington Gas Light Co	3.650	09/15/49	511,874
875,000		WEC Energy Group, Inc	3.375	06/15/21	893,950
500,000		WEC Energy Group, Inc	3.100	03/08/22	511,201
1,520,000		WEC Energy Group, Inc	3.550	06/15/25	1,616,482
100,000		Westar Energy, Inc	2.550	07/01/26	100,846
500,000		Westar Energy, Inc	4.125	03/01/42	565,453
175,000		Westar Energy, Inc	4.100	04/01/43	197,465
142

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$375,000		Westar Energy, Inc	3.250%	09/01/49	$376,781
200,000		Wisconsin Electric Power Co	5.625	05/15/33	257,744
200,000		Wisconsin Electric Power Co	4.300	10/15/48	237,896
325,000		Wisconsin Power & Light Co	3.050	10/15/27	338,852
500,000		Wisconsin Power & Light Co	3.000	07/01/29	521,526
200,000		Wisconsin Public Service Corp	3.350	11/21/21	205,583
200,000		Wisconsin Public Service Corp	4.752	11/01/44	248,943
300,000		Wisconsin Public Service Corp	3.300	09/01/49	305,504
300,000		Xcel Energy, Inc	2.400	03/15/21	301,359
300,000		Xcel Energy, Inc	2.600	03/15/22	302,813
750,000		Xcel Energy, Inc	3.350	12/01/26	791,158
900,000		Xcel Energy, Inc	4.000	06/15/28	990,997
		TOTAL UTILITIES			322,609,792

		TOTAL CORPORATE BONDS			4,220,007,919
		(Cost $3,965,628,083)

GOVERNMENT BONDS - 71.5%

AGENCY SECURITIES - 1.2%
4,000,000		Federal Farm Credit Bank (FFCB)	2.375	03/27/20	4,010,920
3,000,000		FFCB	2.875	07/17/23	3,139,775
1,145,000		FFCB	3.500	12/20/23	1,231,023
16,000,000		Federal Home Loan Bank (FHLB)	1.875	03/13/20	16,000,701
7,500,000		FHLB	2.625	05/28/20	7,536,376
4,750,000		FHLB	2.625	10/01/20	4,786,690
20,000,000		FHLB	1.125	07/14/21	19,802,240
13,875,000		FHLB	3.250	11/16/28	15,465,985
29,500,000		Federal Home Loan Mortgage Corp (FHLMC)	2.375	01/13/22	29,962,338
12,625,000		FHLMC	2.750	06/19/23	13,136,545
5,000,000		Federal National Mortgage Association (FNMA)	1.500	11/30/20	4,982,206
1,000,000		FNMA	2.625	01/11/22	1,021,229
7,400,000		FNMA	2.250	04/12/22	7,518,506
5,100,000		FNMA	2.650	04/29/22	5,102,401
1,970,815	i	FNMA	2.301	09/25/22	1,987,413
1,000,000		FNMA	2.000	10/05/22	1,011,609
10,000,000		FNMA	2.375	01/19/23	10,239,371
1,000,000		FNMA	2.875	09/12/23	1,048,253
2,500,000		FNMA	2.500	02/05/24	2,594,952
5,000,000		FNMA	1.750	07/02/24	5,029,070
13,700,000		FNMA	2.625	09/06/24	14,355,186
4,000,000		FNMA	1.875	09/24/26	4,047,080
5,000,000		FNMA	6.625	11/15/30	7,324,219
1,000,000		FNMA	5.625	07/15/37	1,484,971
500,000		Hashemite Kingdom of Jordan Government AID International Bond	2.503	10/30/20	503,796
1,300,000		Hashemite Kingdom of Jordan Government AID International Bond	3.000	06/30/25	1,386,852
1,000,000		Iraq Government AID International Bond	2.149	01/18/22	1,009,589
800,000		Israel Government AID International Bond	5.500	09/18/23	916,748
300,000		Israel Government AID International Bond	5.500	04/26/24	350,121
250,000		NCUA Guaranteed Notes	3.450	06/12/21	255,000
550,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	550,269
143

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	PEFCO	2.300%	09/15/20	$200,584
400,000	PEFCO	2.050	11/15/22	403,517
200,000	PEFCO	3.250	06/15/25	215,156
750,000	Tennessee Valley Authority (TVA)	2.250	03/15/20	751,227
2,000,000	TVA	3.875	02/15/21	2,056,247
750,000	TVA	2.875	09/15/24	792,496
1,425,000	TVA	2.875	02/01/27	1,513,844
500,000	TVA	5.880	04/01/36	725,638
500,000	TVA	5.500	06/15/38	717,462
4,300,000	TVA	3.500	12/15/42	4,995,191
1,750,000	TVA	4.625	09/15/60	2,551,565
300,000	TVA	4.250	09/15/65	415,465
175,000	Tunisia Government AID International Bonds	1.416	08/05/21	173,172
500,000	Ukraine Government AID International Bonds	1.847	05/29/20	500,947
	TOTAL AGENCY SECURITIES			203,803,945

FOREIGN GOVERNMENT BONDS - 3.5%
500,000	African Development Bank	1.375	02/12/20	498,725
1,800,000	African Development Bank	1.875	03/16/20	1,798,538
850,000	African Development Bank	2.625	03/22/21	860,268
500,000	African Development Bank	1.250	07/26/21	495,566
450,000	African Development Bank	2.375	09/23/21	455,306
2,000,000	African Development Bank	1.625	09/16/22	1,999,085
500,000	African Development Bank	2.125	11/16/22	506,880
2,000,000	African Development Bank	3.000	09/20/23	2,102,107
1,400,000	Agricultural Bank of China	2.750	05/21/20	1,402,098
500,000	Asian Development Bank	1.750	01/10/20	499,617
500,000	Asian Development Bank	1.500	01/22/20	499,132
5,000,000	Asian Development Bank	1.375	03/23/20	4,984,689
1,000,000	Asian Development Bank	1.625	08/26/20	997,685
1,000,000	Asian Development Bank	2.250	01/20/21	1,005,428
2,000,000	Asian Development Bank	1.625	03/16/21	1,995,666
4,000,000	Asian Development Bank	1.750	06/08/21	4,000,628
1,000,000	Asian Development Bank	2.125	11/24/21	1,008,781
600,000	Asian Development Bank	1.875	02/18/22	603,076
4,000,000	Asian Development Bank	1.875	07/19/22	4,026,715
500,000	Asian Development Bank	1.875	08/10/22	502,991
750,000	Asian Development Bank	1.750	09/13/22	752,145
3,000,000	Asian Development Bank	2.750	03/17/23	3,114,198
2,200,000	Asian Development Bank	2.625	01/30/24	2,291,375
500,000	Asian Development Bank	2.000	01/22/25	509,065
1,500,000	Asian Development Bank	2.000	04/24/26	1,528,879
1,000,000	Asian Development Bank	2.625	01/12/27	1,062,818
500,000	Asian Development Bank	2.375	08/10/27	523,069
500,000	Asian Development Bank	2.500	11/02/27	529,180
1,000,000	Asian Development Bank	2.750	01/19/28	1,079,359
75,000	Asian Development Bank	5.820	06/16/28	97,584
2,575,000	Asian Development Bank	3.125	09/26/28	2,869,669
1,925,000	Canada Government International Bond	2.625	01/25/22	1,968,177
2,000,000	Canada Government International Bond	2.000	11/15/22	2,022,809
3,715,000	Chile Government International Bond	3.240	02/06/28	3,947,225
1,613,000	Chile Government International Bond	3.500	01/25/50	1,738,007
144

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,900,000	Colombia Government International Bond	4.375%	07/12/21	$1,966,519
600,000	Colombia Government International Bond	2.625	03/15/23	602,256
2,250,000	Colombia Government International Bond	4.000	02/26/24	2,371,500
2,500,000	Colombia Government International Bond	3.875	04/25/27	2,650,000
3,587,000	Colombia Government International Bond	4.500	03/15/29	3,986,950
1,250,000	Colombia Government International Bond	6.125	01/18/41	1,628,137
1,150,000	Colombia Government International Bond	5.625	02/26/44	1,437,511
3,100,000	Colombia Government International Bond	5.000	06/15/45	3,631,681
2,925,000	Colombia Government International Bond	5.200	05/15/49	3,534,892
500,000	Corp Andina de Fomento	2.200	07/18/20	498,485
500,000	Corp Andina de Fomento	2.125	09/27/21	497,170
950,000	Corp Andina de Fomento	3.250	02/11/22	967,433
527,000	Corp Andina de Fomento	4.375	06/15/22	554,567
750,000	Corp Andina de Fomento	2.750	01/06/23	755,753
750,000	Corp Andina de Fomento	3.750	11/23/23	787,890
300,000	Council of Europe Development Bank	1.875	01/27/20	299,791
1,000,000	Council of Europe Development Bank	1.625	03/16/21	997,550
1,000,000	Council of Europe Development Bank	2.625	02/13/23	1,030,379
1,000,000	Council of Europe Development Bank	2.500	02/27/24	1,036,399
400,000	Development Bank of Japan, Inc	2.000	10/19/21	399,941
3,600,000	European Bank for Reconstruction & Development	1.750	11/26/19	3,597,508
1,300,000	European Bank for Reconstruction & Development	1.500	03/16/20	1,297,088
2,000,000	European Bank for Reconstruction & Development	2.750	04/26/21	2,030,538
750,000	European Bank for Reconstruction & Development	1.500	11/02/21	746,827
500,000	European Bank for Reconstruction & Development	1.875	02/23/22	502,275
1,500,000	European Bank for Reconstruction & Development	2.750	03/07/23	1,554,888
2,000,000	European Bank for Reconstruction & Development	1.625	09/27/24	1,997,353
1,500,000	European Investment Bank	1.375	06/15/20	1,494,534
4,000,000	European Investment Bank	1.625	08/14/20	3,990,134
3,000,000	European Investment Bank	2.875	09/15/20	3,027,165
500,000	European Investment Bank	1.625	12/15/20	498,710
1,750,000	European Investment Bank	2.000	03/15/21	1,755,498
500,000	European Investment Bank	2.500	04/15/21	505,452
11,500,000	European Investment Bank	2.375	05/13/21	11,616,221
1,000,000	European Investment Bank	1.625	06/15/21	997,867
2,500,000	European Investment Bank	2.125	10/15/21	2,520,726
14,250,000	European Investment Bank	2.625	05/20/22	14,609,836
1,000,000	European Investment Bank	2.375	06/15/22	1,019,585
500,000	European Investment Bank	2.250	08/15/22	508,687
3,000,000	European Investment Bank	2.500	03/15/23	3,089,286
1,500,000	European Investment Bank	3.125	12/14/23	1,590,370
5,000,000	European Investment Bank	3.250	01/29/24	5,338,096
1,500,000	European Investment Bank	2.625	03/15/24	1,564,702
4,000,000	European Investment Bank	2.250	06/24/24	4,116,080
1,500,000	European Investment Bank	2.500	10/15/24	1,562,436
400,000	European Investment Bank	2.375	05/24/27	419,273
1,705,000	European Investment Bank	4.875	02/15/36	2,364,719
500,000	Export Development Canada	1.625	01/17/20	499,190
200,000	Export Development Canada	1.625	06/01/20	199,557
500,000	Export Development Canada	1.750	07/21/20	499,386
750,000	Export Development Canada	2.000	11/30/20	751,115
300,000	Export Development Canada	1.500	05/26/21	298,634
500,000	Export Development Canada	1.375	10/21/21	496,625
145

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Export Development Canada	2.000%	05/17/22	$504,300
1,000,000	Export Development Canada	2.500	01/24/23	1,027,386
1,000,000	Export Development Canada	2.750	03/15/23	1,036,857
1,300,000	Export Development Canada	2.625	02/21/24	1,354,046
300,000	Export-Import Bank of Korea	1.500	10/21/19	299,867
775,000	Export-Import Bank of Korea	5.125	06/29/20	791,662
750,000	Export-Import Bank of Korea	2.500	11/01/20	752,130
200,000	Export-Import Bank of Korea	2.125	02/11/21	199,818
250,000	Export-Import Bank of Korea	2.500	05/10/21	251,120
300,000	Export-Import Bank of Korea	1.875	10/21/21	297,838
300,000	Export-Import Bank of Korea	3.500	11/27/21	308,875
300,000	Export-Import Bank of Korea	5.000	04/11/22	320,367
3,250,000	Export-Import Bank of Korea	3.000	11/01/22	3,334,940
1,375,000	Export-Import Bank of Korea	3.625	11/27/23	1,459,919
500,000	Export-Import Bank of Korea	4.000	01/14/24	538,707
750,000	Export-Import Bank of Korea	2.875	01/21/25	774,816
250,000	Export-Import Bank of Korea	3.250	11/10/25	264,385
500,000	Export-Import Bank of Korea	2.625	05/26/26	507,899
500,000	Export-Import Bank of Korea	3.250	08/12/26	527,003
500,000	Export-Import Bank of Korea	2.375	04/21/27	497,741
100,000	Finland Government International Bond	6.950	02/15/26	127,164
750,000	FMS Wertmanagement AoeR	1.750	01/24/20	749,256
500,000	FMS Wertmanagement AoeR	1.375	06/08/21	496,745
1,000,000	FMS Wertmanagement AoeR	2.000	08/01/22	1,009,043
2,175,000	FMS Wertmanagement AoeR	2.750	01/30/24	2,274,721
4,500,000	Hungary Government International Bond	5.750	11/22/23	5,100,219
1,250,000	Hungary Government International Bond	7.625	03/29/41	2,075,558
1,270,000	Hydro Quebec	9.400	02/01/21	1,390,383
200,000	Hydro Quebec	8.500	12/01/29	310,613
750,000	Indonesia Government International Bond	2.950	01/11/23	759,376
700,000	Indonesia Government International Bond	4.450	02/11/24	751,645
750,000	Indonesia Government International Bond	3.500	01/11/28	773,910
900,000	Indonesia Government International Bond	4.750	02/11/29	1,028,918
1,250,000	Indonesia Government International Bond	3.400	09/18/29	1,298,301
875,000	Indonesia Government International Bond	4.350	01/11/48	961,299
1,125,000	Indonesia Government International Bond	5.350	02/11/49	1,443,060
3,350,000	Inter-American Development Bank	1.375	07/15/20	3,336,530
13,550,000	Inter-American Development Bank	2.625	04/19/21	13,724,921
1,000,000	Inter-American Development Bank	1.875	07/23/21	1,002,541
500,000	Inter-American Development Bank	2.125	01/18/22	505,149
3,775,000	Inter-American Development Bank	3.000	09/26/22	3,921,933
3,000,000	Inter-American Development Bank	2.500	01/18/23	3,081,560
1,500,000	Inter-American Development Bank	2.625	01/16/24	1,562,070
500,000	Inter-American Development Bank	2.125	01/15/25	511,948
1,500,000	Inter-American Development Bank	2.000	06/02/26	1,528,596
1,500,000	Inter-American Development Bank	2.000	07/23/26	1,533,554
1,000,000	Inter-American Development Bank	2.375	07/07/27	1,046,838
2,000,000	Inter-American Development Bank	3.125	09/18/28	2,230,024
3,000,000	Inter-American Development Bank	2.250	06/18/29	3,132,124
1,450,000	Inter-American Development Bank	3.200	08/07/42	1,689,800
300,000	Inter-American Development Bank	4.375	01/24/44	415,533
146

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	International Bank for Reconstruction & Development	1.125%	08/10/20	$993,342
1,800,000	International Bank for Reconstruction & Development	1.625	09/04/20	1,796,917
3,750,000	International Bank for Reconstruction & Development	1.625	03/09/21	3,742,251
9,250,000	International Bank for Reconstruction & Development	1.375	05/24/21	9,195,867
1,500,000	International Bank for Reconstruction & Development	2.000	01/26/22	1,511,886
5,000,000	International Bank for Reconstruction & Development	2.125	07/01/22	5,067,584
5,000,000	International Bank for Reconstruction & Development	1.875	10/07/22	5,035,950
5,400,000	International Bank for Reconstruction & Development	7.625	01/19/23	6,421,771
500,000	International Bank for Reconstruction & Development	2.125	02/13/23	508,423
3,000,000	International Bank for Reconstruction & Development	1.875	06/19/23	3,022,288
5,575,000	International Bank for Reconstruction & Development	2.500	03/19/24	5,784,799
2,000,000	International Bank for Reconstruction & Development	1.500	08/28/24	1,987,536
1,600,000	International Bank for Reconstruction & Development	2.500	11/25/24	1,668,349
4,500,000	International Bank for Reconstruction & Development	2.500	07/29/25	4,713,113
500,000	International Bank for Reconstruction & Development	3.125	11/20/25	542,134
834,000	International Bank for Reconstruction & Development	4.750	02/15/35	1,118,765
1,000,000	International Finance Corp	1.750	03/30/20	998,576
2,750,000	International Finance Corp	1.625	07/16/20	2,743,654
2,500,000	International Finance Corp	2.250	01/25/21	2,514,150
500,000	International Finance Corp	2.000	10/24/22	505,656
1,300,000	International Finance Corp	2.875	07/31/23	1,359,129
705,000	Israel Government International Bond	4.000	06/30/22	740,092
300,000	Israel Government International Bond	3.150	06/30/23	312,447
1,000,000	Israel Government International Bond	2.875	03/16/26	1,051,703
975,000	Israel Government International Bond	3.250	01/17/28	1,056,319
1,500,000	Israel Government International Bond	4.500	01/30/43	1,828,381
200,000	Israel Government International Bond	4.125	01/17/48	234,676
1,600,000	Italy Government International Bond	6.875	09/27/23	1,855,843
1,599,000	Italy Government International Bond	5.375	06/15/33	1,931,625
1,000,000	Japan Bank for International Cooperation	2.250	02/24/20	1,000,086
300,000	Japan Bank for International Cooperation	2.125	06/01/20	299,979
1,350,000	Japan Bank for International Cooperation	2.125	07/21/20	1,351,048
300,000	Japan Bank for International Cooperation	2.125	11/16/20	300,522
250,000	Japan Bank for International Cooperation	1.875	04/20/21	250,020
750,000	Japan Bank for International Cooperation	1.500	07/21/21	745,001
500,000	Japan Bank for International Cooperation	2.500	06/01/22	508,281
1,250,000	Japan Bank for International Cooperation	2.375	07/21/22	1,266,924
147

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		Japan Bank for International Cooperation	2.375%	11/16/22	$304,422
1,050,000		Japan Bank for International Cooperation	3.375	07/31/23	1,106,569
4,250,000		Japan Bank for International Cooperation	3.375	10/31/23	4,493,342
2,300,000		Japan Bank for International Cooperation	2.500	05/23/24	2,362,169
500,000		Japan Bank for International Cooperation	2.125	02/10/25	504,852
5,750,000		Japan Bank for International Cooperation	2.750	01/21/26	6,019,722
400,000		Japan Bank for International Cooperation	2.375	04/20/26	410,442
1,500,000		Japan Bank for International Cooperation	1.875	07/21/26	1,490,109
1,000,000		Japan Bank for International Cooperation	2.875	06/01/27	1,062,240
750,000		Japan Bank for International Cooperation	2.875	07/21/27	796,431
300,000		Japan Bank for International Cooperation	2.750	11/16/27	317,592
750,000		Japan Bank for International Cooperation	3.500	10/31/28	843,357
800,000		Japan Finance Organization for Municipalities	4.000	01/13/21	819,916
350,000		Japan International Cooperation Agency	2.125	10/20/26	352,134
700,000		Japan International Cooperation Agency	3.375	06/12/28	770,484
500,000		Korea Development Bank	2.500	03/11/20	500,915
300,000		Korea Development Bank	2.500	01/13/21	301,263
500,000		Korea Development Bank	2.625	02/27/22	506,292
500,000		Korea Development Bank	3.000	03/19/22	509,415
200,000		Korea Development Bank	3.000	09/14/22	205,194
1,000,000		Korea Development Bank	3.375	03/12/23	1,043,880
500,000		Korea Development Bank	2.750	03/19/23	511,495
500,000		Korea Development Bank	3.750	01/22/24	533,468
700,000		Korea Development Bank	3.250	02/19/24	735,245
1,000,000	h	Korea Development Bank	2.125	10/01/24	999,850
200,000		Korea Development Bank	3.375	09/16/25	213,085
400,000		Korea Development Bank	3.000	01/13/26	414,078
250,000		Korea Development Bank	2.000	09/12/26	245,077
500,000		Korea Government International Bond	3.875	09/11/23	537,434
1,500,000		Korea Government International Bond	2.750	01/19/27	1,556,146
1,400,000		Korea Government International Bond	4.125	06/10/44	1,754,300
500,000		Korea Government International Bond	3.875	09/20/48	616,161
3,650,000		Kreditanstalt fuer Wiederaufbau	1.750	03/31/20	3,646,006
6,750,000		Kreditanstalt fuer Wiederaufbau	1.875	06/30/20	6,747,014
1,500,000		Kreditanstalt fuer Wiederaufbau	2.750	10/01/20	1,512,815
1,500,000		Kreditanstalt fuer Wiederaufbau	1.875	11/30/20	1,500,832
1,000,000		Kreditanstalt fuer Wiederaufbau	1.875	12/15/20	1,000,676
5,000,000		Kreditanstalt fuer Wiederaufbau	2.375	03/24/21	5,043,700
4,000,000		Kreditanstalt fuer Wiederaufbau	2.625	04/12/21	4,051,199
1,500,000		Kreditanstalt fuer Wiederaufbau	1.500	06/15/21	1,494,155
1,500,000		Kreditanstalt fuer Wiederaufbau	2.000	11/30/21	1,510,162
1,600,000		Kreditanstalt fuer Wiederaufbau	2.625	01/25/22	1,635,250
1,000,000		Kreditanstalt fuer Wiederaufbau	2.500	02/15/22	1,019,497
1,000,000		Kreditanstalt fuer Wiederaufbau	2.125	03/07/22	1,011,482
1,000,000		Kreditanstalt fuer Wiederaufbau	2.125	06/15/22	1,012,838
3,000,000		Kreditanstalt fuer Wiederaufbau	1.750	08/22/22	3,009,339
2,750,000		Kreditanstalt fuer Wiederaufbau	2.000	10/04/22	2,779,259
2,900,000		Kreditanstalt fuer Wiederaufbau	2.375	12/29/22	2,967,812
8,000,000		Kreditanstalt fuer Wiederaufbau	2.625	02/28/24	8,340,230
2,000,000		Kreditanstalt fuer Wiederaufbau	2.500	11/20/24	2,085,736
7,000,000		Kreditanstalt fuer Wiederaufbau	2.000	05/02/25	7,136,091
7,750,000		Kreditanstalt fuer Wiederaufbau	2.875	04/03/28	8,465,498
148

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	Kreditanstalt fuer Wiederaufbau	1.750%	09/14/29	$999,548
4,300,000	Landwirtschaftliche Rentenbank	3.125	11/14/23	4,556,955
500,000	Landwirtschaftliche Rentenbank	2.000	01/13/25	508,776
750,000	Landwirtschaftliche Rentenbank	2.375	06/10/25	777,893
1,000,000	Landwirtschaftliche Rentenbank	1.750	07/27/26	1,004,176
125,000	Landwirtschaftliche Rentenbank	2.500	11/15/27	132,281
8,010,000	Mexico Government International Bond	4.150	03/28/27	8,486,675
5,931,000	Mexico Government International Bond	3.750	01/11/28	6,108,930
5,836,000	Mexico Government International Bond	4.500	04/22/29	6,339,413
461,000	Mexico Government International Bond	6.750	09/27/34	620,045
8,950,000	Mexico Government International Bond	4.600	02/10/48	9,565,402
5,905,000	Mexico Government International Bond	4.500	01/31/50	6,218,792
950,000	Mexico Government International Bond	5.750	10/12/10	1,091,322
1,250,000	Nordic Investment Bank	2.250	02/01/21	1,257,005
2,500,000	Nordic Investment Bank	2.250	09/30/21	2,524,791
500,000	Nordic Investment Bank	2.875	07/19/23	522,853
2,300,000	North American Development Bank	2.400	10/26/22	2,321,171
2,125,000	Panama Government International Bond	4.000	09/22/24	2,268,438
1,000,000	Panama Government International Bond	3.750	03/16/25	1,057,510
300,000	Panama Government International Bond	7.125	01/29/26	375,390
2,000,000	Panama Government International Bond	3.875	03/17/28	2,170,020
950,000	Panama Government International Bond	3.160	01/23/30	979,925
692,000	Panama Government International Bond	6.700	01/26/36	984,377
750,000	Panama Government International Bond	4.500	05/15/47	888,758
1,750,000	Panama Government International Bond	4.500	04/16/50	2,073,768
700,000	Panama Government International Bond	4.300	04/29/53	819,007
1,000,000	Panama Government International Bond	3.870	07/23/60	1,080,000
5,000,000	Peruvian Government International Bond	2.844	06/20/30	5,112,500
1,100,000	Peruvian Government International Bond	6.550	03/14/37	1,607,386
1,850,000	Peruvian Government International Bond	5.625	11/18/50	2,710,269
225,000	Philippine Government International Bond	4.200	01/21/24	243,795
2,219,000	Philippine Government International Bond	3.000	02/01/28	2,326,645
3,375,000	Philippine Government International Bond	3.750	01/14/29	3,775,348
4,083,000	Philippine Government International Bond	3.950	01/20/40	4,824,336
300,000	Philippine Government International Bond	3.700	03/01/41	345,845
3,793,000	Philippine Government International Bond	3.700	02/02/42	4,370,946
67,000	Poland Government International Bond	5.125	04/21/21	70,252
1,140,000	Poland Government International Bond	5.000	03/23/22	1,223,078
990,000	Poland Government International Bond	3.000	03/17/23	1,022,613
1,000,000	Poland Government International Bond	4.000	01/22/24	1,082,586
2,725,000	Poland Government International Bond	3.250	04/06/26	2,895,562
2,500,000	Province of Alberta Canada	2.200	07/26/22	2,527,998
750,000	Province of Alberta Canada	3.350	11/01/23	795,838
775,000	Province of Alberta Canada	2.950	01/23/24	812,471
925,000	Province of Alberta Canada	3.300	03/15/28	1,018,187
200,000	Province of British Columbia Canada	2.650	09/22/21	203,374
1,800,000	Province of British Columbia Canada	2.000	10/23/22	1,814,635
500,000	Province of British Columbia Canada	1.750	09/27/24	501,238
850,000	Province of British Columbia Canada	2.250	06/02/26	870,532
500,000	Province of Manitoba Canada	2.050	11/30/20	500,777
1,000,000	Province of Manitoba Canada	2.600	04/16/24	1,035,035
1,300,000	Province of Manitoba Canada	3.050	05/14/24	1,371,844
500,000	Province of Manitoba Canada	2.125	06/22/26	506,247
149

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$500,000		Province of New Brunswick Canada		3.625%	02/24/28	$558,405
200,000		Province of Nova Scotia Canada		8.250	07/30/22	232,480
4,530,000		Province of Ontario Canada		4.400	04/14/20	4,585,343
500,000		Province of Ontario Canada		2.550	02/12/21	504,397
4,000,000		Province of Ontario Canada		2.400	02/08/22	4,057,417
4,000,000		Province of Ontario Canada		2.550	04/25/22	4,077,522
800,000		Province of Ontario Canada		2.450	06/29/22	814,245
500,000		Province of Ontario Canada		3.400	10/17/23	531,178
1,000,000		Province of Ontario Canada		3.050	01/29/24	1,052,670
1,500,000		Province of Ontario Canada		3.200	05/16/24	1,593,687
1,000,000		Province of Ontario Canada		2.500	04/27/26	1,038,226
1,000,000		Province of Ontario Canada		2.300	06/15/26	1,024,648
2,000,000		Province of Ontario Canada		2.000	10/02/29	1,997,491
1,420,000		Province of Quebec Canada		3.500	07/29/20	1,437,608
3,100,000		Province of Quebec Canada		2.625	02/13/23	3,189,940
200,000		Province of Quebec Canada		7.125	02/09/24	243,423
875,000		Province of Quebec Canada		2.500	04/09/24	904,125
500,000		Province of Quebec Canada		2.875	10/16/24	526,658
3,500,000		Province of Quebec Canada		2.500	04/20/26	3,630,233
500,000		Province of Quebec Canada		2.750	04/12/27	529,119
201,000		Province of Quebec Canada		7.500	09/15/29	297,761
200,000		Province of Saskatchewan Canada		8.500	07/15/22	233,298
800,000		Republic of Hungary Government International Bond		6.250	01/29/20	810,366
4,900,000		Republic of Philippines International Bond		4.000	01/15/21	5,006,001
500,000		Svensk Exportkredit AB		1.750	05/18/20	499,074
200,000		Svensk Exportkredit AB		1.875	06/23/20	199,869
2,300,000		Svensk Exportkredit AB		1.750	08/28/20	2,296,728
500,000		Svensk Exportkredit AB		1.750	03/10/21	499,283
400,000		Svensk Exportkredit AB		2.375	04/09/21	403,008
500,000		Svensk Exportkredit AB		2.875	05/22/21	508,872
400,000		Svensk Exportkredit AB		3.125	11/08/21	411,103
500,000		Svensk Exportkredit AB		2.375	03/09/22	507,485
4,250,000		Svensk Exportkredit AB		2.875	03/14/23	4,416,248
4,874,716	h	Uruguay Government International Bond		4.375	01/23/31	5,379,298
500,000		Uruguay Government International Bond		4.125	11/20/45	533,755
2,063,907		Uruguay Government International Bond		5.100	06/18/50	2,450,910
2,425,000	h	Uruguay Government International Bond		4.975	04/20/55	2,840,306
		TOTAL FOREIGN GOVERNMENT BONDS				579,691,208

MORTGAGE BACKED - 26.3%
19,408	i	Federal Home Loan Mortgage Corp (FHLMC)	DGS1 + 2.250%	4.815	04/01/35	20,472
3,329	i	FHLMC	DGS1 + 2.125%	4.442	10/01/35	3,495
46,054	i	FHLMC	DGS1 + 2.255%	4.875	02/01/36	48,327
16,211	i	FHLMC	LIBOR 12 M + 1.784%	4.583	07/01/36	17,100
34,268	i	FHLMC	LIBOR 6 M + 1.595%	4.166	09/01/36	35,358
40,670	i	FHLMC	LIBOR 6 M + 1.742%	4.247	09/01/36	42,337
45,344	i	FHLMC	DGS1 + 2.247%	4.669	09/01/36	47,722
13,810	i	FHLMC	DGS1 + 2.250%	4.856	01/01/37	14,588
2,660	i	FHLMC	DGS1 + 2.250%	4.804	02/01/37	2,808
4,507	i	FHLMC	LIBOR 12 M + 1.765%	4.890	02/01/37	4,745
136,409	i	FHLMC	LIBOR 12 M + 1.792%	4.820	03/01/37	143,744
46,868	i	FHLMC	LIBOR 12 M + 1.702%	4.615	04/01/37	49,069
150

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$102,334	i	FHLMC	DGS1 + 2.250%	4.934%	04/01/37	$108,043
12,820	i	FHLMC	LIBOR 12 M + 2.121%	5.076	05/01/37	13,681
7,152	i	FHLMC	LIBOR 12 M + 1.750%	4.593	06/01/37	7,506
80,879	i	FHLMC	DGS1 + 2.281%	4.729	06/01/37	84,851
46,023	i	FHLMC	LIBOR 6 M + 1.525%	4.114	08/01/37	47,635
65,343	i	FHLMC	LIBOR 12 M + 0.905%	3.569	09/01/37	66,575
21,684	i	FHLMC	LIBOR 6 M + 1.419%	3.723	09/01/37	21,947
229	i	FHLMC	LIBOR 12 M + 1.795%	4.063	09/01/37	231
9,611	i	FHLMC	LIBOR 12 M + 2.058%	5.117	02/01/38	10,199
36,061	i	FHLMC	LIBOR 12 M + 2.055%	4.958	04/01/38	37,778
18,011	i	FHLMC	LIBOR 12 M + 2.004%	4.952	06/01/38	18,727
6,453	i	FHLMC	LIBOR 12 M + 1.625%	4.260	07/01/38	6,762
5,622	i	FHLMC	LIBOR 12 M + 1.861%	4.657	06/01/40	5,928
8,121	i	FHLMC	LIBOR 12 M + 1.880%	4.505	07/01/40	8,373
37,524	i	FHLMC	LIBOR 12 M + 1.888%	4.976	01/01/41	39,099
4,144	i	FHLMC	LIBOR 12 M + 1.880%	4.755	05/01/41	4,329
165,660	i	FHLMC	LIBOR 12 M + 1.861%	4.723	08/01/41	173,822
99,541	i	FHLMC	LIBOR 12 M + 1.750%	4.272	09/01/41	103,487
19,685	i	FHLMC	LIBOR 12 M + 1.860%	4.601	10/01/41	20,491
72		Federal Home Loan Mortgage Corp Gold (FGLMC)		5.500	11/01/19	72
4,562		FGLMC		4.500	12/01/19	4,700
945		FGLMC		4.500	01/01/20	973
479		FGLMC		4.500	02/01/20	493
303		FGLMC		5.000	05/01/20	313
5,258		FGLMC		5.000	05/01/20	5,425
1,087		FGLMC		4.500	07/01/20	1,119
255		FGLMC		5.000	07/01/20	263
250		FGLMC		7.000	10/01/20	250
634		FGLMC		5.000	12/01/20	655
17,308		FGLMC		4.000	05/01/21	18,000
15,035		FGLMC		4.500	06/01/21	15,488
23,363		FGLMC		4.500	06/01/21	24,067
10,794		FGLMC		5.000	07/01/21	11,138
3,032		FGLMC		5.500	07/01/21	3,081
496,837		FGLMC		3.000	12/01/21	508,048
3,417		FGLMC		5.000	10/01/22	3,537
2,538		FGLMC		6.000	11/01/22	2,621
27,815		FGLMC		5.000	04/01/23	28,883
1,882		FGLMC		4.500	05/01/23	1,959
26,596		FGLMC		5.000	05/01/23	28,451
6,738		FGLMC		5.000	10/01/23	6,975
4,324		FGLMC		5.500	10/01/23	4,672
6,565		FGLMC		5.000	11/01/23	7,024
13,661		FGLMC		5.000	03/01/24	14,613
3,012		FGLMC		4.500	04/01/24	3,138
1,403		FGLMC		4.500	05/01/24	1,462
9,903		FGLMC		4.500	06/01/24	10,318
90,458		FGLMC		4.000	07/01/24	94,156
37,676		FGLMC		4.000	07/01/24	39,201
11,596		FGLMC		5.500	07/01/24	12,053
82,263		FGLMC		4.000	08/01/24	85,588
13,738		FGLMC		4.500	09/01/24	14,314
6,550		FGLMC		4.500	09/01/24	6,821
151

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$3,618	FGLMC	4.500%	09/01/24	$3,769
4,053	FGLMC	5.500	09/01/24	4,384
112,621	FGLMC	4.000	10/01/24	117,202
3,314	FGLMC	4.500	10/01/24	3,450
15,819	FGLMC	4.500	10/01/24	16,651
2,473	FGLMC	4.500	11/01/24	2,579
12,166	FGLMC	4.500	12/01/24	12,779
6,444	FGLMC	4.500	02/01/25	6,756
157,592	FGLMC	4.000	03/01/25	164,331
4,378	FGLMC	4.500	06/01/25	4,562
7,740	FGLMC	4.500	07/01/25	8,131
185,575	FGLMC	3.500	10/01/25	191,963
91,831	FGLMC	4.000	10/01/25	95,721
320,848	FGLMC	3.500	11/01/25	331,892
203,169	FGLMC	3.500	11/01/25	210,176
90,018	FGLMC	3.500	12/01/25	93,118
51,836	FGLMC	3.000	01/01/26	53,089
662,489	FGLMC	3.500	01/01/26	685,340
57,087	FGLMC	4.000	04/01/26	59,654
119,979	FGLMC	4.000	05/01/26	125,444
25,489	FGLMC	5.500	07/01/26	27,543
354,463	FGLMC	4.000	08/01/26	370,480
2,605	FGLMC	6.000	08/01/26	2,877
120,497	FGLMC	3.000	09/01/26	123,822
328,438	FGLMC	3.000	10/01/26	337,502
434,739	FGLMC	3.500	10/01/26	449,673
12,299	FGLMC	5.000	10/01/26	13,164
2,990	FGLMC	5.500	10/01/26	3,231
1,886,192	FGLMC	3.000	02/01/27	1,938,272
1,194,740	FGLMC	2.500	05/01/27	1,207,406
1,248,457	FGLMC	2.500	11/01/27	1,261,699
46,513	FGLMC	6.000	12/01/27	51,414
1,007,425	FGLMC	2.500	01/01/28	1,018,115
2,584,455	FGLMC	2.500	03/01/28	2,611,885
61,138	FGLMC	5.000	03/01/28	65,448
1,422,581	FGLMC	2.500	05/01/28	1,437,669
6,675	FGLMC	5.500	05/01/28	7,222
4,026,819	FGLMC	2.500	07/01/28	4,074,376
3,706,972	FGLMC	2.500	07/01/28	3,746,280
946,359	FGLMC	3.000	10/01/28	972,535
45,878	FGLMC	5.500	01/01/29	49,644
2,257	FGLMC	6.500	01/01/29	2,516
8,717	FGLMC	4.000	02/01/29	9,041
1,907,412	FGLMC	3.500	03/01/29	1,981,402
478	FGLMC	6.500	03/01/29	533
3,665,958	FGLMC	3.000	07/01/29	3,767,199
10,248	FGLMC	6.500	07/01/29	11,424
13,570	FGLMC	5.000	12/01/29	14,543
10,160,098	FGLMC	2.500	05/01/30	10,264,652
24,253	FGLMC	4.000	08/01/30	25,700
169,253	FGLMC	4.500	01/01/31	181,576
375	FGLMC	8.000	01/01/31	389
152

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$164,800	FGLMC	4.000%	03/01/31	$174,638
20,816	FGLMC	4.000	05/01/31	22,063
148,226	FGLMC	4.500	05/01/31	159,395
75,347	FGLMC	4.000	06/01/31	79,862
202,742	FGLMC	4.000	08/01/31	214,840
199,437	FGLMC	4.000	09/01/31	211,402
2,932	FGLMC	6.500	09/01/31	3,391
7,494	FGLMC	8.000	09/01/31	8,563
102,798	FGLMC	3.500	11/01/31	107,021
14,199,726	FGLMC	2.500	12/01/31	14,345,985
40,403	FGLMC	7.000	12/01/31	45,455
12,994	FGLMC	6.500	01/01/32	14,960
31,781	FGLMC	6.000	02/01/32	36,559
1,641,206	FGLMC	3.000	03/01/32	1,693,273
13,743	FGLMC	7.000	04/01/32	15,781
13,054	FGLMC	6.500	05/01/32	14,744
1,135,604	FGLMC	3.500	09/01/32	1,182,448
8,350	FGLMC	5.500	11/01/32	9,258
19,702,518	FGLMC	3.000	01/01/33	20,205,281
10,855	FGLMC	6.000	02/01/33	12,278
42,591	FGLMC	5.000	03/01/33	47,077
16,310	FGLMC	6.000	03/01/33	18,052
19,528	FGLMC	6.000	03/01/33	21,599
32,517	FGLMC	5.000	04/01/33	35,519
4,973	FGLMC	6.000	04/01/33	5,725
248,067	FGLMC	5.000	06/01/33	266,089
97,399	FGLMC	5.500	06/01/33	109,256
66,121,121	FGLMC	2.500	07/01/33	66,802,727
2,118,674	FGLMC	3.500	07/01/33	2,206,098
40,424	FGLMC	4.500	07/01/33	43,483
9,971,294	FGLMC	4.000	08/01/33	10,447,816
3,358	FGLMC	5.000	08/01/33	3,708
13,072	FGLMC	6.500	08/01/33	15,123
131,546	FGLMC	5.000	09/01/33	146,098
54,711	FGLMC	5.500	09/01/33	60,817
78,658	FGLMC	5.500	09/01/33	88,413
13,759	FGLMC	5.500	09/01/33	14,977
55,048	FGLMC	5.500	09/01/33	60,756
27,185	FGLMC	4.000	10/01/33	28,352
6,972	FGLMC	5.000	10/01/33	7,700
97,667	FGLMC	5.500	10/01/33	110,168
8,191,200	FGLMC	3.500	11/01/33	8,474,976
71,323	FGLMC	5.500	12/01/33	79,655
22,944	FGLMC	5.500	12/01/33	25,960
270,682	FGLMC	7.000	12/01/33	313,053
220,224	FGLMC	5.000	01/01/34	243,455
3,555,232	FGLMC	3.000	02/01/34	3,636,706
4,908	FGLMC	5.500	02/01/34	5,552
27,931	FGLMC	5.000	03/01/34	30,842
29,345	FGLMC	5.500	03/01/34	33,203
80,154	FGLMC	5.000	05/01/34	88,540
32,007	FGLMC	4.500	06/01/34	34,698
65,518	FGLMC	5.000	06/01/34	72,344
153

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$19,186	FGLMC	5.500%	06/01/34	$21,685
14,502	FGLMC	6.000	06/01/34	16,698
45,875	FGLMC	6.000	09/01/34	52,826
4,333,285	FGLMC	3.500	10/01/34	4,503,510
6,720	FGLMC	5.000	11/01/34	7,428
249,675	FGLMC	5.500	11/01/34	282,165
238,054	FGLMC	5.000	12/01/34	262,835
44,197	FGLMC	5.500	12/01/34	50,012
11,726	FGLMC	5.500	12/01/34	12,686
3,731	FGLMC	5.500	01/01/35	4,223
1,889	FGLMC	5.500	01/01/35	2,138
24,432	FGLMC	5.500	01/01/35	27,614
92,306	FGLMC	4.500	04/01/35	100,066
12,449	FGLMC	6.000	05/01/35	14,331
83,939	FGLMC	6.000	05/01/35	93,944
82,785	FGLMC	7.000	05/01/35	95,363
18,521	FGLMC	5.500	06/01/35	20,959
12,340	FGLMC	5.500	06/01/35	13,965
6,177	FGLMC	5.000	07/01/35	6,810
339,933	FGLMC	5.000	07/01/35	375,609
34,329	FGLMC	6.000	07/01/35	37,925
449,948	FGLMC	5.000	08/01/35	497,128
14,736	FGLMC	5.500	08/01/35	15,940
85,225	FGLMC	6.000	08/01/35	94,400
6,344	FGLMC	4.500	09/01/35	6,875
72,206	FGLMC	5.000	10/01/35	79,752
36,394	FGLMC	5.000	10/01/35	39,835
19,929	FGLMC	5.000	10/01/35	21,912
221,828	FGLMC	5.500	10/01/35	241,226
60,556	FGLMC	5.000	12/01/35	66,841
7,426	FGLMC	5.000	12/01/35	8,208
26,223	FGLMC	6.000	01/01/36	29,780
14,678	FGLMC	5.000	02/01/36	16,225
5,850	FGLMC	5.000	02/01/36	6,464
6,503	FGLMC	6.000	02/01/36	7,369
56,507	FGLMC	5.500	04/01/36	61,904
14,491	FGLMC	5.500	05/01/36	16,375
246,417	FGLMC	6.000	06/01/36	283,782
67,248	FGLMC	5.000	07/01/36	74,343
96,299	FGLMC	6.000	07/01/36	110,813
13,622	FGLMC	6.000	08/01/36	15,651
6,855	FGLMC	6.000	09/01/36	7,584
271,143	FGLMC	5.500	10/01/36	306,506
136,086	FGLMC	5.500	10/01/36	153,249
34,161	FGLMC	6.500	10/01/36	38,111
11,823	FGLMC	5.500	11/01/36	13,367
28,048	FGLMC	6.000	11/01/36	32,301
172,230	FGLMC	6.000	12/01/36	198,353
227,940	FGLMC	5.500	03/01/37	257,600
94,651	FGLMC	6.000	03/01/37	109,006
12,022	FGLMC	6.500	03/01/37	13,509
82,519	FGLMC	5.500	04/01/37	93,204
154

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$11,225	FGLMC	5.000%	05/01/37	$12,393
8,971	FGLMC	5.000	06/01/37	9,695
38,337	FGLMC	5.500	06/01/37	43,310
16,132,696	FGLMC	3.000	07/01/37	16,600,458
141,258	FGLMC	6.000	07/01/37	162,344
60,340	FGLMC	6.000	08/01/37	69,000
25,729	FGLMC	6.000	09/01/37	29,592
210,728	FGLMC	5.500	10/01/37	231,736
7,965	FGLMC	6.000	11/01/37	9,173
75,555	FGLMC	6.500	11/01/37	84,639
30,590	FGLMC	6.000	01/01/38	35,231
12,869	FGLMC	6.000	02/01/38	14,803
97,666	FGLMC	6.000	02/01/38	112,480
155,977	FGLMC	5.000	03/01/38	172,338
422,053	FGLMC	5.000	03/01/38	466,610
16,804	FGLMC	5.000	04/01/38	18,587
170,723	FGLMC	5.000	04/01/38	188,647
204,897	FGLMC	5.500	04/01/38	231,467
43,546	FGLMC	5.500	05/01/38	49,178
5,071	FGLMC	5.500	06/01/38	5,726
10,866	FGLMC	6.000	07/01/38	12,454
23,251	FGLMC	5.500	08/01/38	26,309
165,192	FGLMC	5.500	08/01/38	186,608
21,074	FGLMC	5.000	09/01/38	23,276
279,961	FGLMC	5.500	09/01/38	315,976
77,144	FGLMC	5.500	09/01/38	87,030
5,816	FGLMC	5.500	10/01/38	6,567
102,865	FGLMC	6.000	11/01/38	118,261
714,976	FGLMC	5.500	01/01/39	806,297
620,143	FGLMC	4.500	02/01/39	672,149
302,989	FGLMC	5.000	02/01/39	334,616
19,674	FGLMC	5.500	02/01/39	22,198
1,330	FGLMC	4.500	03/01/39	1,413
121,841	FGLMC	5.000	03/01/39	134,678
14,373	FGLMC	6.000	03/01/39	16,527
20,897	FGLMC	4.500	04/01/39	22,765
874,941	FGLMC	4.500	04/01/39	951,436
221,623	FGLMC	4.000	05/01/39	236,932
6,032	FGLMC	4.500	05/01/39	6,538
132,384	FGLMC	4.500	05/01/39	143,499
2,712,599	FGLMC	4.500	05/01/39	2,941,265
304,411	FGLMC	4.500	05/01/39	329,626
110,464	FGLMC	5.000	05/01/39	122,077
282,491	FGLMC	4.000	06/01/39	301,884
1,324,582	FGLMC	4.500	06/01/39	1,436,134
45,398	FGLMC	4.500	06/01/39	49,209
18,280	FGLMC	5.000	06/01/39	20,215
7,193	FGLMC	5.500	06/01/39	8,085
449,462	FGLMC	4.000	07/01/39	480,480
181,338	FGLMC	4.500	07/01/39	196,573
34,372	FGLMC	4.500	07/01/39	37,249
15,646	FGLMC	4.500	07/01/39	16,962
109,479	FGLMC	5.000	07/01/39	121,052
155

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$157,781	FGLMC	5.500%	07/01/39	$177,732
16,219	FGLMC	4.500	08/01/39	17,583
35,713	FGLMC	5.000	08/01/39	39,474
156,721	FGLMC	4.000	09/01/39	167,216
793,477	FGLMC	5.000	09/01/39	876,413
311,802	FGLMC	5.000	09/01/39	344,457
4,571	FGLMC	5.500	09/01/39	5,105
314,708	FGLMC	6.500	09/01/39	357,961
69,277	FGLMC	4.500	10/01/39	76,041
52,472	FGLMC	4.500	10/01/39	57,182
121,229	FGLMC	4.500	10/01/39	131,432
30,496	FGLMC	5.000	10/01/39	33,707
24,417	FGLMC	4.000	11/01/39	26,095
80,437	FGLMC	4.500	11/01/39	87,196
29,960	FGLMC	5.000	11/01/39	33,119
10,387	FGLMC	5.000	11/01/39	11,151
86,632	FGLMC	4.500	12/01/39	93,898
158,202	FGLMC	4.500	12/01/39	171,443
72,730	FGLMC	4.500	12/01/39	78,836
301,488	FGLMC	4.500	12/01/39	326,896
117,353	FGLMC	5.500	12/01/39	132,440
158,972	FGLMC	4.500	01/01/40	172,373
15,263	FGLMC	5.000	01/01/40	16,877
19,733	FGLMC	5.500	01/01/40	22,054
49,603	FGLMC	5.500	03/01/40	55,992
808,948	FGLMC	4.000	04/01/40	864,953
34,401	FGLMC	4.500	04/01/40	37,301
123,744	FGLMC	4.500	04/01/40	134,121
88,168	FGLMC	5.000	04/01/40	97,505
195,347	FGLMC	5.000	04/01/40	216,034
624,209	FGLMC	6.000	04/01/40	718,903
2,048,867	FGLMC	4.500	05/01/40	2,221,596
1,049,208	FGLMC	5.000	05/01/40	1,160,317
5,522	FGLMC	4.500	06/01/40	5,985
457,411	FGLMC	5.500	06/01/40	515,953
918,054	FGLMC	4.500	07/01/40	995,245
18,567	FGLMC	4.500	08/01/40	20,127
187,664	FGLMC	5.000	08/01/40	207,395
452,259	FGLMC	5.000	08/01/40	499,927
50,565	FGLMC	5.000	08/01/40	55,881
2,492,350	FGLMC	5.500	08/01/40	2,812,540
279,445	FGLMC	4.000	09/01/40	298,656
3,260,666	FGLMC	4.000	11/01/40	3,485,232
1,888,304	FGLMC	4.000	12/01/40	2,018,511
410,177	FGLMC	3.500	01/01/41	431,170
562,628	FGLMC	3.500	01/01/41	591,392
321,451	FGLMC	4.000	01/01/41	343,607
344,509	FGLMC	3.500	02/01/41	362,126
1,276,494	FGLMC	4.000	02/01/41	1,364,413
460,899	FGLMC	4.000	02/01/41	492,613
1,967,571	FGLMC	4.000	04/01/41	2,103,000
345,773	FGLMC	4.500	04/01/41	374,856
156

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$70,935	FGLMC	5.000%	04/01/41	$78,249
345,236	FGLMC	4.500	05/01/41	374,351
396,350	FGLMC	4.500	06/01/41	429,772
1,129,159	FGLMC	3.500	10/01/41	1,186,881
782,595	FGLMC	5.000	10/01/41	863,487
1,357,002	FGLMC	3.500	11/01/41	1,426,577
516,929	FGLMC	4.500	12/01/41	560,489
4,896,226	FGLMC	3.500	01/01/42	5,146,386
1,438,806	FGLMC	3.500	02/01/42	1,512,254
1,684,230	FGLMC	3.500	04/01/42	1,769,081
3,084,142	FGLMC	4.000	05/01/42	3,297,795
9,105,892	FGLMC	4.500	05/01/42	9,868,940
2,112,262	FGLMC	3.500	07/01/42	2,220,506
628,619	FGLMC	3.000	08/01/42	648,278
3,722,920	FGLMC	3.000	10/01/42	3,839,258
2,459,578	FGLMC	3.000	10/01/42	2,536,498
1,023,919	FGLMC	3.500	12/01/42	1,076,427
3,318,893	FGLMC	2.500	01/01/43	3,318,276
7,113,058	FGLMC	3.000	01/01/43	7,335,305
10,642,265	FGLMC	3.000	04/01/43	10,974,771
3,358,340	FGLMC	3.500	05/01/43	3,526,976
4,208,783	FGLMC	3.000	08/01/43	4,338,823
2,740,524	FGLMC	3.000	08/01/43	2,825,267
3,594,312	FGLMC	3.500	08/01/43	3,773,804
1,294,415	FGLMC	4.500	10/01/43	1,389,752
2,084,404	FGLMC	4.000	11/01/43	2,216,450
3,919,736	FGLMC	3.500	02/01/44	4,108,403
3,101,617	FGLMC	4.000	02/01/44	3,289,824
19,360,621	FGLMC	4.000	02/01/44	20,688,330
1,450,279	FGLMC	4.000	04/01/44	1,535,453
1,771,755	FGLMC	4.500	05/01/44	1,906,426
3,346,217	FGLMC	4.000	06/01/44	3,539,356
5,029,563	FGLMC	4.000	08/01/44	5,318,147
4,097,623	FGLMC	3.500	09/01/44	4,281,581
5,067,347	FGLMC	3.500	11/01/44	5,290,151
7,229,625	FGLMC	3.500	12/01/44	7,544,865
4,559,736	FGLMC	3.500	01/01/45	4,757,540
8,561,610	FGLMC	3.000	02/01/45	8,779,720
11,291,329	FGLMC	3.500	03/01/45	11,785,380
5,764,458	FGLMC	4.000	03/01/45	6,091,279
4,056,117	FGLMC	3.000	04/01/45	4,157,768
8,382,172	FGLMC	3.500	04/01/45	8,744,176
17,395,994	FGLMC	3.500	07/01/45	18,147,139
11,788,393	FGLMC	4.500	07/01/45	12,703,896
34,754,463	FGLMC	3.000	08/01/45	35,838,253
7,179,816	FGLMC	4.000	11/01/45	7,579,280
14,580,765	FGLMC	3.500	12/01/45	15,208,624
11,655,458	FGLMC	3.500	03/01/46	12,149,763
5,282,634	FGLMC	4.000	03/01/46	5,571,395
24,356,899	FGLMC	3.000	04/01/46	24,966,605
27,198,038	FGLMC	3.500	05/01/46	28,308,667
17,050,332	FGLMC	3.500	08/01/46	17,804,332
12,582,776	FGLMC	4.000	09/01/46	13,238,400
157

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$11,571,839	FGLMC	3.000%	11/01/46	$11,862,189
11,752,965	FGLMC	3.000	11/01/46	12,044,331
7,822,685	FGLMC	3.000	12/01/46	8,009,287
11,578,002	FGLMC	3.500	12/01/46	12,018,158
16,186,853	FGLMC	3.000	02/01/47	16,573,824
7,429,546	FGLMC	3.500	02/01/47	7,718,780
6,589,626	FGLMC	4.000	02/01/47	6,921,475
18,176,480	FGLMC	3.500	05/01/47	18,860,646
20,057,134	FGLMC	3.500	07/01/47	20,744,054
7,457,304	FGLMC	3.000	08/01/47	7,634,156
20,139,201	FGLMC	3.500	10/01/47	20,866,368
10,243,465	FGLMC	3.000	11/01/47	10,483,273
17,603,534	FGLMC	3.000	12/01/47	18,003,678
16,237,639	FGLMC	4.000	12/01/47	17,069,218
27,789,699	FGLMC	3.000	01/01/48	28,536,869
20,662,554	FGLMC	3.000	02/01/48	21,108,635
14,368,969	FGLMC	3.500	03/01/48	14,872,070
18,823,585	FGLMC	3.500	05/01/48	19,455,021
16,530,967	FGLMC	4.000	05/01/48	17,321,837
25,355,201	FGLMC	3.500	07/01/48	26,064,645
26,424,723	FGLMC	4.000	07/01/48	27,590,002
48,084,222	FGLMC	4.000	08/01/48	49,920,249
16,043,378	FGLMC	3.500	09/01/48	16,501,600
7,634,198	FGLMC	4.500	09/01/48	8,052,325
39,588,436	FGLMC	4.000	10/01/48	41,191,908
21,980,829	FGLMC	4.500	12/01/48	23,133,626
13,538,633	FGLMC	4.500	02/01/49	14,249,724
33,426,583	FHLMC	3.500	05/01/49	34,357,559
24,183,486	FGLMC	3.500	06/01/49	24,829,359
102	Federal National Mortgage Association (FNMA)	5.000	10/01/19	102
49	FNMA	4.500	12/01/19	50
541	FNMA	5.000	04/01/20	558
4	FNMA	4.500	06/01/20	4
21	FNMA	4.500	09/01/20	22
854	FNMA	4.500	10/01/20	879
243	FNMA	4.500	11/01/20	250
5,158	FNMA	5.000	12/01/20	5,321
1,883	FNMA	5.500	01/01/21	1,884
157	FNMA	5.000	03/01/21	162
4,911	FNMA	5.500	08/01/21	5,010
1,188	FNMA	6.000	08/01/21	1,207
649	FNMA	5.000	10/01/21	670
104	FNMA	5.000	11/01/21	107
523	FNMA	5.500	11/01/21	529
3,613	FNMA	5.500	10/01/22	3,697
2,365	FNMA	6.000	10/01/22	2,437
1,294	FNMA	5.000	03/01/23	1,338
2,621	FNMA	4.500	04/01/23	2,699
29,863	FNMA	4.500	06/01/23	30,782
3,297	FNMA	5.000	06/01/23	3,421
4,847	FNMA	5.500	06/01/23	5,237
7,941	FNMA	5.000	07/01/23	8,191
158

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$43,746	FNMA	5.000%	07/01/23	$45,390
3,761	FNMA	5.500	08/01/23	3,897
9,086	FNMA	5.000	11/01/23	9,713
1,014	FNMA	5.500	11/01/23	1,026
68,593	FNMA	5.500	01/01/24	70,279
9,896	FNMA	5.500	02/01/24	10,694
41,423	FNMA	4.000	03/01/24	43,085
3,442	FNMA	4.500	04/01/24	3,586
163,453	FNMA	4.000	05/01/24	170,041
50,588	FNMA	4.000	05/01/24	52,624
4,287	FNMA	4.000	06/01/24	4,461
5,355	FNMA	4.500	07/01/24	5,611
5,260	FNMA	5.500	07/01/24	5,685
127	FNMA	8.000	07/01/24	140
32,072	FNMA	4.500	08/01/24	33,405
29,139	FNMA	4.000	09/01/24	30,308
110,929	FNMA	4.000	09/01/24	115,420
10,001	FNMA	4.500	09/01/24	10,354
253,534	FNMA	4.500	10/01/24	264,008
14,171	FNMA	5.000	01/01/25	15,154
21,876	FNMA	4.500	02/01/25	22,783
187,895	FNMA	4.500	03/01/25	197,085
2,603	FNMA	4.500	03/01/25	2,682
60,648	FNMA	5.000	03/01/25	64,861
115,337	FNMA	4.500	04/01/25	121,127
44,612	FNMA	4.500	04/01/25	46,480
595,622	FNMA	4.000	05/01/25	620,779
206,426	FNMA	4.000	06/01/25	215,098
138,101	FNMA	4.500	06/01/25	144,934
58,797	FNMA	4.000	08/01/25	61,290
29,626	FNMA	5.500	08/01/25	32,362
294,147	FNMA	3.500	09/01/25	304,141
289,490	FNMA	4.000	09/01/25	301,013
439,537	FNMA	3.500	10/01/25	454,461
360,606	FNMA	3.500	10/01/25	372,767
136,147	FNMA	5.000	10/01/25	145,659
241,943	FNMA	4.000	11/01/25	252,206
387,422	FNMA	3.500	12/01/25	400,552
290,901	FNMA	3.500	02/01/26	300,788
1,687,909	FNMA	3.500	02/01/26	1,745,246
87,818	FNMA	4.000	03/01/26	91,782
238,993	FNMA	4.000	06/01/26	249,734
239,301	FNMA	3.500	08/01/26	247,426
180,817	FNMA	3.500	09/01/26	186,930
97,914	FNMA	4.000	09/01/26	102,314
291,151	FNMA	3.500	10/01/26	301,019
6,275	FNMA	6.000	10/01/26	6,933
422,697	FNMA	3.000	11/01/26	433,483
371,891	FNMA	3.000	12/01/26	381,954
994,608	FNMA	3.000	01/01/27	1,021,526
1,214,057	FNMA	4.000	01/01/27	1,265,298
732,390	FNMA	3.500	02/01/27	757,327
1,168,791	FNMA	3.000	04/01/27	1,200,445
159

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$775,560	FNMA	3.000%	04/01/27	$796,560
456,264	FNMA	3.500	05/01/27	472,779
472,402	FNMA	2.500	06/01/27	477,156
1,379,012	FNMA	3.000	06/01/27	1,416,401
569,047	FNMA	2.500	07/01/27	574,754
1,217,467	FNMA	2.500	09/01/27	1,229,718
12,959	FNMA	5.500	09/01/27	14,002
2,060,711	FNMA	2.500	10/01/27	2,081,398
1,287,390	FNMA	3.000	11/01/27	1,322,246
2,335	FNMA	5.500	01/01/28	2,526
4,888,376	FNMA	2.500	02/01/28	4,949,183
3,929,032	FNMA	2.500	02/01/28	3,968,591
1,969	FNMA	5.000	02/01/28	2,104
2,847,791	FNMA	2.500	04/01/28	2,876,445
4,253,826	FNMA	2.500	04/01/28	4,296,666
10,419	FNMA	5.500	06/01/28	11,261
1,128,394	FNMA	2.500	07/01/28	1,139,758
2,277,510	FNMA	2.500	08/01/28	2,300,428
3,337,176	FNMA	3.000	10/01/28	3,427,313
1,690	FNMA	5.500	11/01/28	1,825
9	FNMA	7.500	01/01/29	10
3,731,335	FNMA	3.000	03/01/29	3,832,196
17,154	FNMA	4.000	03/01/29	17,792
13,079,038	FNMA	3.000	04/01/29	13,448,692
54,088	FNMA	4.500	04/01/29	57,631
44,368	FNMA	4.000	05/01/29	46,017
21,752	FNMA	4.500	06/01/29	23,178
7,390	FNMA	4.000	07/01/29	7,664
138,959	FNMA	4.500	08/01/29	148,073
16,535,049	FNMA	3.500	09/01/29	17,331,482
26,545	FNMA	4.500	09/01/29	28,284
27,394	FNMA	4.500	11/01/29	29,140
7,579	FNMA	4.500	01/01/30	8,126
2,383,668	FNMA	2.500	02/01/30	2,406,948
19,634	FNMA	4.000	03/01/30	20,797
8,147	FNMA	4.500	05/01/30	8,735
11,581	FNMA	4.500	06/01/30	12,418
5,072,328	FNMA	3.000	07/01/30	5,209,801
106,838	FNMA	4.500	08/01/30	114,553
22,904	FNMA	4.000	09/01/30	24,260
155,627	FNMA	4.000	10/01/30	164,832
1,340,246	FNMA	4.000	11/01/30	1,419,462
233,815	FNMA	4.000	11/01/30	247,662
49,819	FNMA	4.500	12/01/30	53,548
5,138,346	FNMA	3.000	02/01/31	5,277,412
74,401	FNMA	3.500	02/01/31	77,421
80,046	FNMA	4.000	02/01/31	84,785
636	FNMA	7.500	03/01/31	746
5,769,067	FNMA	2.500	04/01/31	5,825,331
223,774	FNMA	3.500	04/01/31	232,853
24,484	FNMA	4.000	04/01/31	25,932
5,118,180	FNMA	3.000	05/01/31	5,256,582
160

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,281	FNMA	6.000%	05/01/31	$2,612
6,228,434	FNMA	2.500	06/01/31	6,289,231
877,784	FNMA	4.500	07/01/31	946,823
126,292	FNMA	4.500	07/01/31	135,748
752,279	FNMA	4.000	08/01/31	797,004
7,929,034	FNMA	2.500	09/01/31	8,006,564
4,190,043	FNMA	3.000	09/01/31	4,303,402
53,510	FNMA	4.000	09/01/31	56,684
322	FNMA	6.500	09/01/31	359
23,197	FNMA	6.000	11/01/31	26,693
2,995	FNMA	6.500	11/01/31	3,438
8,250,087	FNMA	2.500	12/01/31	8,330,884
1,435,552	FNMA	3.500	01/01/32	1,493,849
8,198	FNMA	6.000	01/01/32	9,425
1,837	FNMA	6.000	01/01/32	2,028
602,820	FNMA	3.500	02/01/32	627,298
6,325	FNMA	6.000	02/01/32	7,187
6,778,869	FNMA	3.000	03/01/32	6,949,547
24,149	FNMA	6.500	04/01/32	27,703
24,799,009	FNMA	3.000	06/01/32	25,395,103
45,492	FNMA	6.500	07/01/32	51,624
7,207	FNMA	6.500	08/01/32	8,117
654,932	FNMA	3.000	09/01/32	675,375
27,485,573	FNMA	3.000	09/01/32	28,178,757
18,250	FNMA	7.500	09/01/32	20,512
1,935,169	FNMA	3.000	10/01/32	1,995,570
40,462	FNMA	5.500	10/01/32	44,812
36,190	FNMA	6.000	10/01/32	40,008
12,376	FNMA	6.000	11/01/32	14,227
15,918,251	FNMA	3.000	12/01/32	16,315,199
15,965	FNMA	5.500	12/01/32	17,956
650	FNMA	5.500	12/01/32	703
17,678	FNMA	6.000	12/01/32	19,793
112,084	FNMA	5.500	01/01/33	123,191
239,072	FNMA	6.000	01/01/33	274,765
107,420	FNMA	5.000	02/01/33	117,501
6,790	FNMA	5.000	02/01/33	7,427
1,338,512	FNMA	3.000	04/01/33	1,380,338
1,605,473	FNMA	3.500	04/01/33	1,670,601
5,568	FNMA	6.000	04/01/33	6,405
15,736,242	FNMA	3.500	05/01/33	16,301,147
739,364	FNMA	5.500	05/01/33	827,123
42,827	FNMA	5.000	06/01/33	47,285
90,316	FNMA	5.500	06/01/33	101,479
16,131	FNMA	4.500	07/01/33	17,308
41,572	FNMA	5.000	07/01/33	45,481
94,796	FNMA	4.500	08/01/33	101,061
4,121	FNMA	4.500	08/01/33	4,337
16,092	FNMA	5.000	08/01/33	17,771
52,922	FNMA	5.500	09/01/33	57,380
147,647	FNMA	5.500	09/01/33	160,414
8,038	FNMA	6.000	09/01/33	8,950
121,627	FNMA	4.500	10/01/33	130,881
161

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$19,734		FNMA		5.000%	10/01/33	$21,789
11,727		FNMA		5.000	10/01/33	12,816
182,054		FNMA		5.500	10/01/33	200,828
522,722		FNMA		5.500	10/01/33	590,944
7,681		FNMA		4.500	11/01/33	8,251
23,479		FNMA		5.000	11/01/33	25,925
1,578,186		FNMA		5.000	11/01/33	1,742,750
185,248		FNMA		5.000	12/01/33	204,498
231,417		FNMA		5.500	12/01/33	261,541
2,422,131		FNMA		3.000	01/01/34	2,497,747
71,987		FNMA		5.000	02/01/34	79,481
295,275		FNMA		6.000	02/01/34	339,747
17,764		FNMA		5.000	03/01/34	19,612
7,476		FNMA		5.000	03/01/34	8,254
423,626		FNMA		5.000	03/01/34	467,705
9,779		FNMA		5.000	03/01/34	10,797
20,740		FNMA		5.000	03/01/34	22,898
6,166		FNMA		5.000	03/01/34	6,807
57,328		FNMA		5.000	04/01/34	63,250
63,994		FNMA		5.500	04/01/34	72,378
36,003		FNMA		4.500	05/01/34	38,359
15,416		FNMA		4.500	05/01/34	16,380
14,576		FNMA		5.500	07/01/34	16,486
23,666		FNMA		5.500	07/01/34	26,762
21,651		FNMA		7.000	07/01/34	24,932
173,428		FNMA		5.000	08/01/34	191,494
19,704		FNMA		5.000	08/01/34	21,752
99,370		FNMA		6.000	08/01/34	114,364
17,601		FNMA		6.000	08/01/34	20,251
10,733		FNMA		4.500	09/01/34	11,617
353,576		FNMA		5.500	09/01/34	399,907
3,540		FNMA		5.500	11/01/34	4,004
9,655		FNMA		6.000	11/01/34	10,668
5,555		FNMA		5.000	12/01/34	6,132
3,318		FNMA		5.500	12/01/34	3,751
12,076		FNMA		6.000	12/01/34	13,589
522,826		FNMA		4.500	01/01/35	563,844
31,743		FNMA		5.500	01/01/35	34,683
1,068,733		FNMA		5.500	02/01/35	1,208,488
45,793		FNMA		5.500	02/01/35	51,792
273,209		FNMA		5.500	04/01/35	301,237
43,303		FNMA		6.000	04/01/35	49,812
41,347		FNMA		6.000	04/01/35	47,584
72,268		FNMA		6.000	05/01/35	83,080
18,193		FNMA		5.000	06/01/35	20,088
1,826	i	FNMA	LIBOR 12 M + 1.570%	4.068	07/01/35	1,895
53,917		FNMA		5.000	07/01/35	59,527
5,962,232		FNMA		3.000	08/01/35	6,133,288
112,474		FNMA		4.500	08/01/35	121,800
110,962		FNMA		5.000	08/01/35	122,409
73,909		FNMA		5.000	08/01/35	81,537
4,267		FNMA		4.500	09/01/35	4,615
162

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,379		FNMA		4.500%	09/01/35	$5,789
13,006		FNMA		5.500	09/01/35	14,710
63,221		FNMA		5.000	10/01/35	68,664
128,277		FNMA		5.500	10/01/35	143,496
3,272		FNMA		5.000	11/01/35	3,358
150,328		FNMA		5.500	11/01/35	169,453
1,725		FNMA		4.500	12/01/35	1,814
48,262		FNMA		5.500	12/01/35	52,164
7,771,098		FNMA		3.500	01/01/36	8,059,953
40,685	i	FNMA	LIBOR 12 M + 1.535%	4.660	02/01/36	42,199
389,844		FNMA		5.000	02/01/36	430,580
178,203		FNMA		6.000	03/01/36	204,827
2,845,558		FNMA		3.500	05/01/36	2,951,347
3,379		FNMA		5.000	05/01/36	3,726
297,435		FNMA		6.000	06/01/36	341,791
37,631	i	FNMA	LIBOR 12 M + 1.578%	4.203	07/01/36	39,438
16,531		FNMA		6.000	07/01/36	18,492
86,872		FNMA		6.500	07/01/36	99,022
120,529		FNMA		5.500	08/01/36	130,182
159,185		FNMA		6.500	08/01/36	181,097
3,567,144		FNMA		3.000	09/01/36	3,669,719
13,211		FNMA		5.500	09/01/36	14,942
4,868		FNMA		6.500	09/01/36	5,641
16,935		FNMA		6.500	09/01/36	19,692
22,698		FNMA		6.000	10/01/36	26,127
7,282,277		FNMA		3.000	11/01/36	7,492,035
10,794		FNMA		6.500	11/01/36	12,455
2,091	i	FNMA	LIBOR 12 M + 1.725%	4.641	12/01/36	2,207
65,247		FNMA		6.000	12/01/36	75,050
9,746	i	FNMA	LIBOR 12 M + 1.806%	4.821	01/01/37	10,276
28,866		FNMA		5.500	01/01/37	32,554
2,109	i	FNMA	LIBOR 6 M + 1.543%	3.881	02/01/37	2,187
211,328		FNMA		5.500	02/01/37	238,715
12,113		FNMA		6.000	02/01/37	13,924
13,120		FNMA		7.000	02/01/37	14,800
4,098	i	FNMA	LIBOR 12 M + 1.784%	4.891	03/01/37	4,289
1,606		FNMA		5.000	03/01/37	1,773
70,798		FNMA		6.500	03/01/37	82,745
46,586		FNMA		6.500	03/01/37	53,295
49,950		FNMA		7.000	04/01/37	59,698
62,827		FNMA		5.000	05/01/37	69,156
3,350		FNMA		7.000	05/01/37	3,613
15,484	i	FNMA	LIBOR 12 M + 1.782%	4.718	06/01/37	16,139
17,258		FNMA		5.500	06/01/37	19,436
20,160		FNMA		5.500	08/01/37	22,743
8,768		FNMA		6.000	08/01/37	10,009
26,008		FNMA		6.500	08/01/37	28,978
3,558		FNMA		6.500	08/01/37	3,964
15,384		FNMA		5.500	09/01/37	16,629
36,731		FNMA		6.000	09/01/37	42,382
66,033		FNMA		6.000	09/01/37	76,420
30,465		FNMA		6.000	09/01/37	34,754
89,348		FNMA		6.000	09/01/37	101,528
163

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$122,558		FNMA		6.000%	09/01/37	$141,762
13,318		FNMA		6.500	09/01/37	14,840
4,349		FNMA		6.500	09/01/37	4,845
45,766	i	FNMA	DGS1 + 2.275%	4.396	10/01/37	47,729
10,827		FNMA		6.500	10/01/37	12,386
150,215		FNMA		5.500	11/01/37	168,874
257,523		FNMA		6.000	11/01/37	296,439
3,309		FNMA		7.000	11/01/37	3,394
8,538,072		FNMA		3.000	12/01/37	8,767,532
7,942,889		FNMA		4.000	01/01/38	8,322,734
1,411		FNMA		6.500	01/01/38	1,572
79,449		FNMA		5.500	02/01/38	89,240
27,286		FNMA		6.500	02/01/38	30,403
15,291		FNMA		7.000	02/01/38	18,171
26,946	i	FNMA	LIBOR 12 M + 1.770%	4.770	03/01/38	28,446
7,363		FNMA		5.000	03/01/38	8,108
3,193		FNMA		5.000	03/01/38	3,448
13,998		FNMA		5.500	03/01/38	15,760
5,110		FNMA		6.000	03/01/38	5,923
5,502		FNMA		6.500	03/01/38	6,377
136,984		FNMA		6.500	03/01/38	156,343
5,206		FNMA		6.500	03/01/38	5,800
15,504		FNMA		5.000	04/01/38	16,606
214,803		FNMA		5.500	04/01/38	242,017
233,609		FNMA		6.000	04/01/38	268,410
17,394		FNMA		4.500	05/01/38	18,785
822,321		FNMA		5.000	05/01/38	908,568
229,816		FNMA		5.000	05/01/38	253,405
548,286		FNMA		6.000	06/01/38	617,714
871,730		FNMA		6.500	06/01/38	1,001,661
191,317		FNMA		6.000	07/01/38	220,229
2,170	i	FNMA	LIBOR 12 M + 1.750%	4.000	08/01/38	2,284
2,004	i	FNMA	LIBOR 12 M + 1.603%	4.233	08/01/38	2,094
590,261		FNMA		6.000	09/01/38	679,470
11,088	i	FNMA	LIBOR 12 M + 1.321%	4.071	10/01/38	11,418
671		FNMA		6.000	10/01/38	742
10,404		FNMA		5.500	11/01/38	11,708
2,872		FNMA		5.000	12/01/38	3,161
534,885		FNMA		5.500	12/01/38	603,907
83,220		FNMA		4.500	01/01/39	89,953
93,229		FNMA		5.000	01/01/39	102,641
2,230,909		FNMA		5.000	01/01/39	2,457,753
85,794		FNMA		5.500	01/01/39	96,627
321,104		FNMA		5.500	01/01/39	362,343
18,368		FNMA		6.000	01/01/39	21,092
1,671		FNMA		6.000	01/01/39	1,849
126,066		FNMA		4.500	02/01/39	136,261
415,549		FNMA		4.500	02/01/39	449,850
186,658		FNMA		4.500	02/01/39	202,067
5,822		FNMA		5.500	02/01/39	6,556
411,715		FNMA		4.000	04/01/39	439,556
17,646		FNMA		5.500	04/01/39	19,879
164

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$682,134		FNMA		4.500%	05/01/39	$738,609
125,444		FNMA		4.500	05/01/39	135,821
365,866		FNMA		4.500	06/01/39	396,007
134,059		FNMA		4.500	06/01/39	145,166
260,410		FNMA		5.500	06/01/39	293,986
84,480		FNMA		4.500	07/01/39	91,494
92,347		FNMA		4.500	07/01/39	99,997
7,307	i	FNMA	LIBOR 12 M + 1.835%	4.571	07/01/39	7,739
8,780		FNMA		5.000	07/01/39	9,616
1,429,613		FNMA		4.000	08/01/39	1,526,552
223,550		FNMA		4.000	08/01/39	238,707
30,439	i	FNMA	LIBOR 12 M + 1.650%	4.220	08/01/39	31,799
14,349	i	FNMA	LIBOR 12 M + 1.690%	4.235	08/01/39	15,103
18,037		FNMA		4.500	08/01/39	19,483
882,902		FNMA		4.500	08/01/39	956,082
288,208		FNMA		4.500	08/01/39	312,024
1,275,790		FNMA		5.000	08/01/39	1,409,228
11,724		FNMA		5.000	08/01/39	12,976
532,153		FNMA		4.000	09/01/39	568,274
33,833		FNMA		5.000	09/01/39	37,372
203,720		FNMA		5.500	09/01/39	229,939
108,083		FNMA		6.000	09/01/39	124,347
425,853		FNMA		6.500	10/01/39	494,866
22,709		FNMA		5.000	11/01/39	25,096
632,813		FNMA		4.000	12/01/39	675,592
65,541		FNMA		4.500	12/01/39	71,333
138,028		FNMA		4.500	12/01/39	149,535
2,160,772		FNMA		4.500	12/01/39	2,339,867
39,912		FNMA		4.500	01/01/40	43,217
14,117	i	FNMA	LIBOR 12 M + 1.815%	4.912	01/01/40	14,882
47,197		FNMA		5.000	01/01/40	52,168
267,510		FNMA		6.000	02/01/40	307,943
405,501		FNMA		4.500	03/01/40	439,347
213,917		FNMA		4.500	03/01/40	231,768
18,834		FNMA		5.000	03/01/40	20,818
19,482		FNMA		4.500	04/01/40	21,109
707,721		FNMA		5.000	04/01/40	781,944
489,765		FNMA		5.000	04/01/40	540,980
22,591		FNMA		4.500	05/01/40	24,460
38,093	i	FNMA	LIBOR 12 M + 1.861%	4.745	05/01/40	40,250
107,632	i	FNMA	LIBOR 12 M + 1.784%	4.752	05/01/40	113,191
73,249	i	FNMA	LIBOR 12 M + 1.840%	4.858	05/01/40	77,061
47,021		FNMA		4.500	07/01/40	50,929
50,957		FNMA		4.500	07/01/40	55,213
63,792		FNMA		5.000	07/01/40	70,488
9,849	i	FNMA	LIBOR 12 M + 1.805%	4.055	08/01/40	10,207
404,661		FNMA		4.500	08/01/40	438,440
570,562		FNMA		4.500	08/01/40	618,130
408,778		FNMA		5.000	08/01/40	451,547
966,131		FNMA		4.500	09/01/40	1,045,952
414,871		FNMA		4.500	09/01/40	449,488
790,917		FNMA		6.000	09/01/40	910,404
164,832		FNMA		3.500	10/01/40	173,152
165

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$714,084		FNMA		4.000%	10/01/40	$763,049
1,662,613		FNMA		4.000	10/01/40	1,775,596
871,868		FNMA		4.500	10/01/40	944,430
1,369,750		FNMA		3.500	11/01/40	1,439,053
1,449,416		FNMA		4.000	11/01/40	1,548,530
1,284,433		FNMA		4.000	11/01/40	1,372,514
801,485		FNMA		4.000	11/01/40	856,293
135,304		FNMA		4.500	11/01/40	146,604
442,186		FNMA		4.000	12/01/40	472,432
3,285,929		FNMA		4.500	12/01/40	3,560,879
27,504	i	FNMA	LIBOR 12 M + 1.823%	4.698	12/01/40	28,628
50,872		FNMA		3.500	01/01/41	53,442
241,343		FNMA		3.500	02/01/41	253,549
1,198,871		FNMA		4.000	02/01/41	1,280,836
43,313	i	FNMA	LIBOR 12 M + 1.801%	4.875	02/01/41	45,494
1,115,578		FNMA		4.000	03/01/41	1,191,787
801,883		FNMA		4.500	04/01/41	868,929
1,148,852		FNMA		4.500	05/01/41	1,245,080
180,087		FNMA		4.500	05/01/41	195,125
569,544		FNMA		4.500	06/01/41	617,044
711,860		FNMA		4.500	07/01/41	771,488
105,894	i	FNMA	LIBOR 12 M + 1.782%	4.581	07/01/41	110,701
1,910,381		FNMA		4.000	09/01/41	2,040,809
1,054,263		FNMA		4.500	09/01/41	1,142,480
337,358		FNMA		5.500	09/01/41	381,237
118,151	i	FNMA	LIBOR 12 M + 1.833%	4.541	10/01/41	123,474
16,535	i	FNMA	LIBOR 12 M + 1.800%	4.675	10/01/41	17,221
694,292		FNMA		3.500	11/01/41	729,474
760,211		FNMA		3.500	11/01/41	798,628
29,709,812		FNMA		3.500	12/01/41	31,209,186
4,604,500		FNMA		3.500	12/01/41	4,837,875
781,126		FNMA		4.000	12/01/41	834,571
240,208	i	FNMA	LIBOR 12 M + 1.750%	4.536	12/01/41	249,086
2,025,635		FNMA		3.500	03/01/42	2,127,998
1,304,657		FNMA		4.000	03/01/42	1,393,897
3,812,386		FNMA		3.500	04/01/42	4,004,922
1,333,056		FNMA		3.500	04/01/42	1,406,183
1,492,919		FNMA		4.500	04/01/42	1,617,778
1,362,449		FNMA		5.000	04/01/42	1,511,704
1,175,292		FNMA		4.000	05/01/42	1,255,617
1,427,458		FNMA		5.000	05/01/42	1,571,146
1,277,554		FNMA		3.000	06/01/42	1,316,727
5,563,306		FNMA		3.500	06/01/42	5,844,348
4,358,261		FNMA		4.000	06/01/42	4,655,752
2,969,487		FNMA		4.000	06/01/42	3,173,472
8,806,604		FNMA		3.500	07/01/42	9,252,215
1,668,461		FNMA		4.500	07/01/42	1,806,577
1,837,449		FNMA		3.500	08/01/42	1,930,586
3,023,790		FNMA		3.000	09/01/42	3,116,661
3,674,335		FNMA		3.500	09/01/42	3,860,406
16,522,592		FNMA		4.500	09/01/42	17,900,695
6,219,546		FNMA		3.000	10/01/42	6,410,496
166

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,788,336		FNMA		3.500%	10/01/42	$1,878,884
2,435,294		FNMA		2.500	01/01/43	2,433,474
7,609,355		FNMA		3.000	01/01/43	7,842,267
10,465,998		FNMA		3.000	02/01/43	10,787,453
29,445,290		FNMA		3.000	04/01/43	30,346,963
2,693,166		FNMA		3.000	04/01/43	2,775,898
7,672,496		FNMA		3.000	04/01/43	7,907,845
1,347,002	i	FNMA	LIBOR 12 M + 1.695%	2.127	06/01/43	1,384,343
7,590,835		FNMA		3.000	06/01/43	7,823,375
6,331,198		FNMA		3.000	07/01/43	6,522,918
5,537,289		FNMA		3.500	07/01/43	5,812,031
246,980	i	FNMA	LIBOR 12 M + 1.550%	4.321	07/01/43	255,899
5,578,683		FNMA		3.000	08/01/43	5,747,932
2,506,666		FNMA		4.000	08/01/43	2,678,676
4,452,192		FNMA		3.000	09/01/43	4,585,755
5,607,769		FNMA		3.500	09/01/43	5,881,668
3,942,000		FNMA		3.500	10/01/43	4,139,395
448,612		FNMA		4.500	10/01/43	485,575
1,476,308		FNMA		4.000	11/01/43	1,568,736
3,453,584		FNMA		4.000	11/01/43	3,671,337
1,019,618		FNMA		4.500	12/01/43	1,101,441
3,180,854		FNMA		4.500	12/01/43	3,420,347
3,902,651		FNMA		4.000	01/01/44	4,136,078
53,391,593		FNMA		4.000	03/01/44	57,005,963
2,862,030		FNMA		4.000	05/01/44	3,024,618
3,016,057		FNMA		4.000	07/01/44	3,187,885
3,338,246		FNMA		4.000	07/01/44	3,527,883
2,062,906		FNMA		3.500	09/01/44	2,154,033
2,783,907		FNMA		4.000	09/01/44	2,941,591
6,864,864		FNMA		3.500	10/01/44	7,175,106
14,607,714		FNMA		5.000	11/01/44	16,103,935
3,179,016		FNMA		4.000	12/01/44	3,356,842
5,238,956		FNMA		3.000	01/01/45	5,387,828
16,216,933		FNMA		3.000	01/01/45	16,714,125
32,075,076		FNMA		3.500	01/01/45	33,555,456
11,034,969		FNMA		3.500	02/01/45	11,503,118
6,897,289		FNMA		3.000	04/01/45	7,066,325
11,216,984		FNMA		3.500	05/01/45	11,686,178
9,538,348		FNMA		3.500	07/01/45	9,944,985
12,812,719		FNMA		4.000	07/01/45	13,523,921
17,197,096		FNMA		3.000	11/01/45	17,615,861
8,224,922		FNMA		3.500	11/01/45	8,568,360
20,198,137		FNMA		4.000	11/01/45	21,308,878
7,681,821		FNMA		3.500	12/01/45	7,995,459
10,000,303		FNMA		3.500	12/01/45	10,418,705
29,641,921		FNMA		3.500	01/01/46	30,880,079
5,999,315		FNMA		3.500	02/01/46	6,249,494
19,052,121		FNMA		3.500	04/01/46	19,875,286
8,951,426		FNMA		4.500	05/01/46	9,553,768
7,123,657		FNMA		3.000	06/01/46	7,297,713
12,499,367		FNMA		3.500	07/01/46	12,978,498
11,453,676		FNMA		4.000	08/01/46	12,047,967
11,384,730		FNMA		3.000	09/01/46	11,663,110
167

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$11,885,710		FNMA	3.000%	10/01/46	$12,177,178
23,306,645		FNMA	3.000	11/01/46	23,877,123
6,997,780		FNMA	3.500	12/01/46	7,259,487
76,577,210		FNMA	3.000	01/01/47	78,383,894
9,058,289		FNMA	3.000	02/01/47	9,280,030
9,128,988		FNMA	4.000	02/01/47	9,583,137
12,298,942		FNMA	3.000	03/01/47	12,600,329
11,373,030		FNMA	3.500	03/01/47	11,783,558
3,234,469		FNMA	4.000	03/01/47	3,393,664
1,892,291		FNMA	4.500	03/01/47	2,005,490
16,559,002		FNMA	3.000	04/01/47	16,961,545
15,347,052		FNMA	3.500	04/01/47	15,893,605
7,583,055		FNMA	3.500	05/01/47	7,857,083
20,621,825		FNMA	3.500	07/01/47	21,317,741
14,083,886		FNMA	4.000	07/01/47	14,714,207
17,349,237		FNMA	3.500	08/01/47	17,936,235
37,157,127		FNMA	3.500	11/01/47	38,445,619
5,944,514		FNMA	4.500	11/01/47	6,282,285
8,760,239		FNMA	3.500	01/01/48	9,062,360
8,606,715		FNMA	3.500	01/01/48	8,906,461
32,227,660		FNMA	4.000	01/01/48	33,722,159
4,354,659		FNMA	3.000	02/01/48	4,443,745
13,298,872		FNMA	4.000	04/01/48	13,903,846
989,736		FNMA	4.500	04/01/48	1,045,400
20,201,936		FNMA	3.500	06/01/48	20,839,245
41,134,887		FNMA	4.000	07/01/48	42,874,810
26,841,977		FNMA	4.500	07/01/48	28,303,507
16,592,013		FNMA	4.000	08/01/48	17,219,895
12,366,728		FNMA	4.000	10/01/48	12,870,029
14,412,347		FNMA	4.500	10/01/48	15,169,878
33,409,385		FNMA	4.000	11/01/48	34,733,635
10,627,948		FNMA	4.500	11/01/48	11,215,110
12,387,699		FNMA	4.000	12/01/48	12,876,275
11,614,124		FNMA	4.500	01/01/49	12,209,656
30,900,141		FNMA	4.500	02/01/49	32,494,183
35,632,549		FNMA	4.000	04/01/49	36,946,826
29,265,904		FNMA	5.000	04/01/49	31,318,565
20,894,648		FNMA	3.500	05/01/49	21,460,445
29,073,158		FNMA	3.500	06/01/49	29,883,838
34,557,643		FNMA	3.500	08/01/49	35,620,513
19,957,331	h	FNMA	2.500	09/01/49	19,868,242
119,613,214	h	FNMA	3.000	09/01/49	121,464,837
6,525,486		FNMA	3.500	07/01/55	6,776,927
1,858		Government National Mortgage Association (GNMA)	4.500	01/20/24	1,954
17,465		GNMA	4.000	04/15/24	18,163
4,683		GNMA	4.500	07/15/24	4,824
64,449		GNMA	4.000	08/15/24	67,014
16,535		GNMA	4.500	08/15/24	17,035
49,660		GNMA	4.000	09/15/24	51,635
9,511		GNMA	4.500	01/15/25	9,799
82,407		GNMA	4.000	08/15/25	85,716
168

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$43,868	GNMA	3.500%	03/15/26	$45,377
47,385	GNMA	4.000	04/15/26	49,285
44,958	GNMA	4.000	06/20/26	46,928
69,808	GNMA	3.500	11/20/26	72,147
371,872	GNMA	3.000	12/15/26	379,988
1,203,556	GNMA	2.500	04/20/27	1,224,398
785,562	GNMA	2.500	09/20/27	799,174
467	GNMA	6.500	09/15/28	517
326	GNMA	6.500	09/15/28	361
1,454	GNMA	6.500	11/15/28	1,610
779	GNMA	7.500	11/15/28	814
1,173,480	GNMA	3.500	11/20/28	1,213,212
7,028	GNMA	8.500	10/15/30	7,296
2,770	GNMA	8.500	10/20/30	3,245
355	GNMA	8.500	12/15/30	429
437	GNMA	7.000	06/20/31	513
990	GNMA	7.000	07/15/31	1,009
1,245	GNMA	7.000	07/15/31	1,297
7,005,755	GNMA	3.000	08/20/32	7,195,824
174,330	GNMA	6.000	10/15/32	200,009
21,179	GNMA	5.500	12/20/32	23,963
47,607	GNMA	5.500	05/15/33	51,702
7,326	GNMA	5.000	07/15/33	8,121
25,954	GNMA	5.500	07/15/33	29,169
6,300	GNMA	5.000	07/20/33	6,968
23,618	GNMA	5.000	08/15/33	25,267
25,783	GNMA	5.000	08/15/33	28,024
110,745	GNMA	5.500	09/15/33	125,675
85,097	GNMA	6.000	11/20/33	98,504
38,221	GNMA	5.500	05/20/34	43,234
55,259	GNMA	6.000	09/20/34	63,971
4,238	GNMA	5.000	10/20/34	4,695
116,303	GNMA	5.500	11/15/34	131,012
54,485	GNMA	6.500	01/15/35	63,154
28,866	GNMA	5.500	02/20/35	32,581
541,913	GNMA	5.000	03/20/35	599,867
168,799	GNMA	5.000	04/15/35	187,092
175,789	GNMA	5.500	05/20/35	197,977
6,572	GNMA	5.000	09/20/35	7,278
3,656	GNMA	5.000	11/15/35	3,911
4,439	GNMA	5.000	11/15/35	4,923
48,191	GNMA	5.500	02/20/36	54,112
5,859	GNMA	5.500	03/15/36	6,653
15,656	GNMA	5.500	05/20/36	17,558
4,622	GNMA	6.500	06/15/36	5,428
144,200	GNMA	5.500	06/20/36	161,603
8,776	GNMA	5.000	09/15/36	9,860
5,529	GNMA	6.000	09/15/36	6,329
14,132	GNMA	6.000	10/20/36	16,275
10,208	GNMA	5.000	12/15/36	11,319
3,135	GNMA	5.500	01/15/37	3,380
8,558	GNMA	6.000	01/20/37	9,854
205,595	GNMA	5.500	02/15/37	233,339
169

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$30,866		GNMA		6.000%	02/20/37	$35,559
225,347		GNMA		6.000	04/15/37	258,870
5,700		GNMA		6.500	04/15/37	6,309
98,436		GNMA		6.000	04/20/37	108,308
14,275		GNMA		6.000	06/15/37	15,947
16,955		GNMA		6.000	08/20/37	19,520
14,243		GNMA		6.500	08/20/37	16,604
65,725		GNMA		6.500	11/20/37	77,101
23,108		GNMA		6.000	12/15/37	26,524
4,069		GNMA		5.000	02/20/38	4,505
112,646		GNMA		5.000	04/15/38	126,624
4,199		GNMA		5.500	05/20/38	4,672
19,733		GNMA		5.500	06/15/38	21,864
45,882		GNMA		6.000	06/20/38	52,811
64,067		GNMA		5.500	07/15/38	72,639
352,390		GNMA		5.000	07/20/38	389,687
324,021		GNMA		5.500	07/20/38	362,811
9,092		GNMA		5.500	08/15/38	10,315
118,285		GNMA		6.000	08/15/38	133,946
46,631		GNMA		6.000	08/15/38	51,822
31,667		GNMA		6.000	08/20/38	36,391
126,069		GNMA		6.000	09/20/38	144,949
36,944		GNMA		5.000	10/15/38	39,523
13,086		GNMA		5.500	10/15/38	14,848
19,483		GNMA		6.500	10/20/38	20,754
6,348		GNMA		6.500	10/20/38	7,274
1,765		GNMA		5.500	11/15/38	1,999
25,441		GNMA		6.500	11/20/38	29,343
123,436		GNMA		6.000	12/15/38	141,944
3,075		GNMA		6.500	12/15/38	3,582
24,118		GNMA		5.000	01/15/39	27,092
576,210		GNMA		4.500	01/20/39	621,568
64,652		GNMA		6.500	01/20/39	73,568
24,282		GNMA		5.000	02/15/39	27,264
7,703		GNMA		6.000	02/15/39	8,621
21,541		GNMA		4.500	03/15/39	23,469
199,112		GNMA		4.500	03/15/39	216,944
36,687	i	GNMA	DGS1 + 1.500%	3.875	03/20/39	36,789
7,564		GNMA		4.500	03/20/39	8,158
128,515		GNMA		5.500	03/20/39	143,999
12,363		GNMA		4.500	04/15/39	13,465
223,935		GNMA		5.500	04/15/39	254,056
4,788		GNMA		5.000	04/20/39	5,298
26,470		GNMA		4.000	05/15/39	28,239
370,297		GNMA		4.500	05/15/39	403,221
163,545		GNMA		5.000	05/15/39	181,434
25,926		GNMA		4.000	05/20/39	27,606
68,688		GNMA		4.500	05/20/39	74,514
1,409,927		GNMA		5.000	05/20/39	1,559,932
9,784		GNMA		4.500	06/15/39	10,569
1,024,832		GNMA		4.500	06/15/39	1,116,082
1,292,336		GNMA		5.000	06/15/39	1,451,754
170

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,006,108		GNMA		5.000%	06/15/39	$1,105,781
23,475		GNMA		5.000	06/15/39	26,374
10,886		GNMA		5.000	06/15/39	12,228
12,547		GNMA		5.000	06/15/39	14,095
15,514		GNMA		4.000	06/20/39	16,519
9,260		GNMA		5.000	06/20/39	10,246
1,223,046		GNMA		4.000	07/15/39	1,304,551
14,745		GNMA		4.500	07/15/39	16,060
31,666		GNMA		4.500	07/15/39	34,493
1,388,879		GNMA		4.500	07/15/39	1,520,219
13,537		GNMA		5.000	07/15/39	15,207
155,478		GNMA		4.500	07/20/39	168,772
132,734		GNMA		5.000	07/20/39	146,832
14,290		GNMA		5.500	07/20/39	16,009
69,409		GNMA		4.000	08/15/39	74,031
158,283		GNMA		5.000	08/15/39	177,726
7,978		GNMA		5.500	08/15/39	8,936
58,045		GNMA		6.000	08/15/39	64,168
46,276		GNMA		4.000	08/20/39	49,282
34,794		GNMA		5.000	08/20/39	38,491
20,808		GNMA		5.000	09/15/39	22,260
48,386		GNMA		5.000	09/20/39	53,526
11,094		GNMA		4.500	10/15/39	12,082
6,747		GNMA		5.000	10/15/39	7,576
15,334		GNMA		4.500	10/20/39	16,679
30,154		GNMA		4.500	11/15/39	32,998
22,592		GNMA		4.500	11/20/39	24,609
26,481		GNMA		5.000	11/20/39	29,295
43,772		GNMA		4.500	12/15/39	46,614
771,416		GNMA		4.500	12/15/39	840,328
22,596		GNMA		4.500	12/20/39	24,636
807,510		GNMA		5.000	12/20/39	893,423
764,094		GNMA		4.500	01/20/40	833,016
10,717		GNMA		5.500	01/20/40	11,942
410,571		GNMA		5.500	02/15/40	465,763
59,803		GNMA		4.000	03/15/40	63,833
13,191		GNMA		5.000	03/15/40	14,817
6,055		GNMA		4.500	04/15/40	6,544
125,038		GNMA		5.000	04/15/40	136,632
30,455		GNMA		4.500	04/20/40	33,296
5,037		GNMA		4.500	05/15/40	5,489
147,876		GNMA		5.000	05/15/40	166,091
255,671	i	GNMA	DGS1 + 1.500%	3.875	05/20/40	266,677
6,623		GNMA		4.500	05/20/40	7,247
2,573,996		GNMA		4.500	06/15/40	2,803,157
11,352		GNMA		4.500	06/15/40	12,350
7,691		GNMA		4.500	06/15/40	8,350
148,360		GNMA		5.000	06/20/40	164,099
324,010		GNMA		4.500	07/15/40	352,850
80,906		GNMA		4.500	07/15/40	88,076
1,085,975		GNMA		4.500	07/20/40	1,188,013
31,945		GNMA		5.000	07/20/40	35,320
219,758		GNMA		4.000	08/15/40	234,538
171

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,007,050		GNMA		4.000%	08/15/40	$1,074,779
96,985		GNMA		4.500	08/15/40	106,114
82,932		GNMA		4.500	08/20/40	90,717
69,456		GNMA		4.500	09/20/40	75,995
20,960		GNMA		5.500	09/20/40	23,476
24,079		GNMA		6.500	09/20/40	27,480
30,557		GNMA		4.000	10/15/40	32,653
62,956		GNMA		6.000	10/20/40	72,805
382,084		GNMA		4.000	11/15/40	407,995
943,845		GNMA		4.000	11/20/40	1,005,672
224,112		GNMA		3.500	12/15/40	235,900
332,238		GNMA		5.500	12/20/40	372,079
1,070,651		GNMA		4.000	01/15/41	1,143,170
2,485,946		GNMA		4.000	01/20/41	2,649,317
206,542		GNMA		4.000	02/15/41	220,546
658,735		GNMA		4.500	02/20/41	720,726
356,010		GNMA		4.500	03/15/41	387,558
786,109		GNMA		4.500	04/20/41	859,936
162,330		GNMA		5.000	04/20/41	179,290
64,830	i	GNMA	DGS1 + 1.500%	3.875	06/20/41	67,570
171,515		GNMA		4.000	07/15/41	182,989
320,338		GNMA		4.000	07/20/41	341,592
1,031,759		GNMA		4.500	07/20/41	1,127,803
879,384		GNMA		5.000	07/20/41	972,529
227,791		GNMA		4.500	08/15/41	247,938
385,038		GNMA		5.000	08/20/41	425,383
576,347		GNMA		4.000	09/15/41	615,323
35,124	i	GNMA	DGS1 + 1.500%	3.750	09/20/41	36,491
1,454,266		GNMA		4.000	09/20/41	1,543,570
88,664		GNMA		4.000	10/15/41	94,587
1,861,840		GNMA		4.000	10/20/41	1,985,266
71,805	i	GNMA	DGS1 + 1.500%	4.125	10/20/41	73,955
45,158	i	GNMA	DGS1 + 1.500%	4.125	10/20/41	46,617
226,808		GNMA		5.500	10/20/41	252,764
581,260		GNMA		3.500	11/15/41	611,747
1,294,440		GNMA		4.000	11/15/41	1,381,992
2,380,999		GNMA		4.500	11/20/41	2,599,905
980,244		GNMA		5.000	11/20/41	1,083,455
228,748		GNMA		6.000	11/20/41	252,415
1,299,861		GNMA		3.500	01/20/42	1,380,654
252,301	i	GNMA	DGS1 + 1.500%	4.000	02/20/42	259,610
633,756		GNMA		3.500	03/20/42	673,148
1,006,785		GNMA		4.500	03/20/42	1,102,034
1,142,341		GNMA		3.500	04/15/42	1,202,227
1,963,510		GNMA		3.500	05/20/42	2,072,708
6,028,114		GNMA		3.500	05/20/42	6,402,816
1,318,255		GNMA		4.000	05/20/42	1,405,495
2,553,827		GNMA		3.500	07/15/42	2,663,907
1,410,068		GNMA		3.500	07/20/42	1,497,718
259,611	i	GNMA	DGS1 + 1.500%	3.750	07/20/42	266,158
1,767,464		GNMA		3.000	08/20/42	1,829,355
2,048,468		GNMA		3.500	08/20/42	2,162,752
172

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$5,915,451	GNMA	3.500%	08/20/42	$6,283,163
977,645	GNMA	6.000	08/20/42	1,126,784
2,321,967	GNMA	3.500	10/20/42	2,466,308
2,579,968	GNMA	3.000	11/20/42	2,670,309
2,135,942	GNMA	3.000	12/20/42	2,202,421
3,023,675	GNMA	3.000	12/20/42	3,129,554
1,750,395	GNMA	3.000	01/15/43	1,802,015
4,239,676	GNMA	3.000	01/15/43	4,371,689
2,299,846	GNMA	3.000	01/20/43	2,380,379
3,905,762	GNMA	3.000	02/20/43	4,042,531
2,409,232	GNMA	3.000	02/20/43	2,488,383
726,917	GNMA	3.000	04/15/43	749,479
681,371	GNMA	5.000	04/20/43	754,271
1,574,531	GNMA	3.000	05/20/43	1,629,504
2,423,402	GNMA	3.000	06/20/43	2,507,760
4,775,992	GNMA	3.500	06/20/43	5,041,795
5,263,160	GNMA	3.000	07/20/43	5,445,851
2,420,758	GNMA	3.500	07/20/43	2,571,255
11,343,170	GNMA	4.500	08/20/43	12,204,506
3,522,186	GNMA	3.500	09/20/43	3,730,992
1,257,690	GNMA	4.000	09/20/43	1,340,876
14,905,551	GNMA	3.500	10/20/43	15,778,401
7,705,210	GNMA	4.000	10/20/43	8,214,572
650,349	GNMA	3.500	11/20/43	687,980
1,361,146	GNMA	4.000	11/20/43	1,451,052
1,175,989	GNMA	4.500	12/20/43	1,261,541
1,231,764	GNMA	4.500	01/20/44	1,321,771
1,690,555	GNMA	3.500	02/20/44	1,779,018
2,298,844	GNMA	4.000	02/20/44	2,450,920
2,327,434	GNMA	4.000	05/20/44	2,480,772
2,415,108	GNMA	4.000	06/20/44	2,574,181
6,924,975	GNMA	3.500	07/20/44	7,274,266
1,775,723	GNMA	4.500	10/20/44	1,901,086
5,076,090	GNMA	3.500	11/20/44	5,316,295
6,853,605	GNMA	3.000	12/20/44	7,082,784
9,824,794	GNMA	4.000	12/20/44	10,450,327
16,282,431	GNMA	3.500	02/20/45	17,041,383
7,504,162	GNMA	4.000	03/20/45	7,982,066
7,243,964	GNMA	3.000	04/20/45	7,470,073
7,758,300	GNMA	3.000	06/20/45	8,019,618
8,157,223	GNMA	3.000	07/20/45	8,412,025
11,128,492	GNMA	4.000	10/20/45	11,788,710
18,371,265	GNMA	4.000	11/20/45	19,444,274
8,358,729	GNMA	3.000	12/20/45	8,620,064
7,458,442	GNMA	3.500	12/20/45	7,818,235
8,523,715	GNMA	4.000	04/20/46	9,048,993
42,097,335	GNMA	3.000	05/20/46	43,334,963
25,433,878	GNMA	3.500	05/20/46	26,563,607
9,619,807	GNMA	3.000	06/20/46	9,917,247
5,846,457	GNMA	3.500	06/20/46	6,101,456
12,160,986	GNMA	3.500	08/20/46	12,681,929
6,936,339	GNMA	3.000	09/20/46	7,157,233
27,876,731	GNMA	3.500	09/20/46	29,060,357
173

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$13,476,314		GNMA	3.000%	10/20/46	$13,897,444
7,221,171		GNMA	3.000	12/20/46	7,446,558
26,005,801		GNMA	3.500	12/20/46	27,076,581
7,311,025		GNMA	3.000	01/20/47	7,538,913
20,159,107		GNMA	3.500	01/20/47	20,982,291
5,561,000		GNMA	4.000	01/20/47	5,836,271
22,044,402		GNMA	3.000	02/20/47	22,730,256
20,781,680		GNMA	3.500	02/20/47	21,626,812
27,973,632		GNMA	3.500	03/20/47	29,160,603
14,806,451		GNMA	4.000	04/20/47	15,509,583
14,621,487		GNMA	3.500	05/20/47	15,206,498
7,578,663		GNMA	3.500	06/20/47	7,881,601
8,676,502		GNMA	3.000	07/20/47	8,920,262
17,506,115		GNMA	4.500	07/20/47	18,494,865
16,264,584		GNMA	3.000	08/20/47	16,738,584
19,887,494		GNMA	3.500	08/20/47	20,682,999
30,696,606		GNMA	3.000	09/20/47	31,619,768
48,548,912		GNMA	4.000	09/20/47	50,718,374
32,946,267		GNMA	3.500	11/20/47	34,228,994
24,824,482		GNMA	3.500	12/20/47	25,785,344
16,716,741		GNMA	3.500	01/20/48	17,356,750
27,284,066		GNMA	4.000	05/20/48	28,376,109
41,384,701		GNMA	3.000	06/20/48	42,552,323
19,759,585		GNMA	4.000	06/20/48	20,549,171
35,323,438		GNMA	3.500	07/20/48	36,633,983
19,949,104		GNMA	4.000	08/20/48	20,776,290
16,014,680		GNMA	5.000	08/20/48	17,008,469
14,782,064		GNMA	4.500	09/20/48	15,532,909
13,489,773		GNMA	5.000	10/20/48	14,261,099
11,144,469		GNMA	4.500	11/20/48	11,692,576
24,527,723		GNMA	3.500	04/20/49	25,422,274
94,993,090		GNMA	4.500	04/20/49	99,378,149
29,630,032		GNMA	4.000	05/20/49	30,854,143
14,875,847		GNMA	3.500	06/20/49	15,419,739
20,000,000	h	GNMA	3.000	09/20/49	20,539,827
		TOTAL MORTGAGE BACKED			4,336,252,427

MUNICIPAL BONDS - 0.7%
200,000		Alabama Economic Settlement Authority	4.263	09/15/32	227,484
300,000		American Municipal Power	7.834	02/15/41	487,968
500,000		American Municipal Power	6.270	02/15/50	689,115
1,165,000		American Municipal Power	8.084	02/15/50	2,084,779
750,000		American University	3.672	04/01/49	827,447
750,000		Bay Area Toll Authority	2.574	04/01/31	758,955
1,000,000		Bay Area Toll Authority	6.918	04/01/40	1,513,670
2,000,000		Bay Area Toll Authority	6.263	04/01/49	3,124,400
200,000		California Institute of Technology	4.321	08/01/45	256,353
200,000		California State University	3.899	11/01/47	228,138
720,000		Central Puget Sound Regional Transit Authority	5.491	11/01/39	983,772
460,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	622,398
2,250,000		Chicago O’Hare International Airport	6.395	01/01/40	3,332,835
174

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Chicago O’Hare International Airport	4.472%	01/01/49	$252,858
200,000	Chicago O’Hare International Airport	4.572	01/01/54	256,218
250,000	City of Chicago IL	7.375	01/01/33	298,127
300,000	City of Chicago IL	5.432	01/01/42	304,110
350,000	City of Chicago IL	6.314	01/01/44	384,951
690,000	City of Houston TX	3.961	03/01/47	801,194
750,000	City Public Service Board of San Antonio TX	5.808	02/01/41	1,070,708
150,000	Colorado Bridge Enterprise	6.078	12/01/40	212,965
200,000	Commonwealth Financing Authority	4.014	06/01/33	228,818
100,000	Commonwealth Financing Authority	3.864	06/01/38	111,165
100,000	Commonwealth Financing Authority	4.144	06/01/38	115,449
645,000	Commonwealth Financing Authority	3.807	06/01/41	713,364
200,000	Commonwealth of Massachusetts	4.200	12/01/21	206,800
500,000	Commonwealth of Massachusetts	5.731	06/01/40	693,360
100,000	Commonwealth of Massachusetts	3.277	06/01/46	103,837
750,000	Commonwealth of Massachusetts	2.900	09/01/49	730,875
195,000	Commonwealth of Pennsylvania	5.850	07/15/30	201,020
200,000	County of Clark NV	6.820	07/01/45	327,916
135,000	County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	148,014
750,000	Dallas Area Rapid Transit	5.022	12/01/48	1,014,473
250,000	Dallas/Fort Worth International Airport	2.994	11/01/38	251,515
100,000	Dallas/Fort Worth International Airport	3.144	11/01/45	101,305
350,000	Denver City & County School District No	4.242	12/15/37	398,871
200,000	District of Columbia	5.591	12/01/34	257,048
445,000	District of Columbia Water & Sewer Authority	4.814	10/01/14	627,819
115,000	Duke University	3.299	10/01/46	121,013
100,000	East Baton Rouge Sewerage Commission	6.087	02/01/45	101,277
10,000	Energy Northwest	2.814	07/01/24	10,275
500,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	503,450
1,200,000	Florida State Board of Administration Finance Corp	2.638	07/01/21	1,214,076
300,000	George Washington University	4.300	09/15/44	363,260
200,000	George Washington University	4.868	09/15/45	263,745
375,000	George Washington University	4.126	09/15/48	447,894
100,000	Georgetown University	4.315	04/01/49	125,539
300,000	Georgetown University	5.215	10/01/18	420,734
200,000	Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	223,534
200,000	Health & Educational Facilities Authority of the State of Missouri	3.086	09/15/51	200,142
200,000	Health & Educational Facilities Authority of the State of Missouri	3.652	08/15/57	222,312
500,000	Illinois State Toll Highway Authority	6.184	01/01/34	685,820
240,000	Los Angeles Community College District	6.750	08/01/49	401,520
350,000	Los Angeles Department of Water & Power Power System Revenue	5.716	07/01/39	490,858
1,500,000	Los Angeles Department of Water & Power Power System Revenue	6.574	07/01/45	2,393,265
1,630,000	Los Angeles Unified School District	5.750	07/01/34	2,124,281
100,000	Massachusetts School Building Authority	5.715	08/15/39	136,428
100,000	Metropolitan Government of Nashville & Davidson County Convention Center Authority	6.731	07/01/43	148,811
200,000	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities	4.053	07/01/26	219,738
175

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$940,000	Metropolitan Transportation Authority	6.648%	11/15/39	$1,335,148
1,150,000	Metropolitan Transportation Authority	7.336	11/15/39	1,848,522
235,000	Michigan State University	4.496	08/15/48	265,867
500,000	Missouri Highway & Transportation Commission	5.445	05/01/33	628,325
249,000	Municipal Electric Authority of Georgia	6.637	04/01/57	343,650
496,000	Municipal Electric Authority of Georgia	6.655	04/01/57	707,405
947,000	New Jersey Economic Development Authority	7.425	02/15/29	1,209,698
1,335,000	New Jersey State Turnpike Authority	7.414	01/01/40	2,151,086
1,000,000	New Jersey State Turnpike Authority	7.102	01/01/41	1,568,540
800,000	New Jersey Transportation Trust Fund Authority	5.754	12/15/28	933,928
360,000	New Jersey Transportation Trust Fund Authority	6.104	12/15/28	375,851
700,000	New Jersey Transportation Trust Fund Authority	6.875	12/15/39	701,813
1,100,000	New York City Municipal Water Finance Authority	5.790	06/15/41	1,128,523
2,385,000	New York City Municipal Water Finance Authority	5.440	06/15/43	3,321,351
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.767	08/01/36	1,273,580
600,000	New York State Dormitory Authority	5.289	03/15/33	745,764
130,000	New York State Dormitory Authority	5.628	03/15/39	164,304
545,000	New York State Dormitory Authority	5.600	03/15/40	718,261
200,000	New York State Dormitory Authority	4.946	08/01/48	223,074
1,000,000	New York State Urban Development Corp	3.900	03/15/33	1,108,010
400,000	New York State Urban Development Corp	5.838	03/15/40	523,648
1,000,000	North Texas Tollway Authority	6.718	01/01/49	1,637,030
675,000	Ohio State Water Development Authority	4.879	12/01/34	805,444
750,000	Oregon School Boards Association	4.759	06/30/28	849,915
250,000	Oregon School Boards Association	5.680	06/30/28	300,928
300,000	Permanent University Fund-Texas A&M University System	3.660	07/01/47	317,622
200,000	Permanent University Fund-University of Texas System	3.376	07/01/47	215,072
1,215,000	Port Authority of New York & New Jersey	6.040	12/01/29	1,607,020
500,000	Port Authority of New York & New Jersey	5.647	11/01/40	688,300
300,000	Port Authority of New York & New Jersey	4.823	06/01/45	335,349
1,000,000	Port Authority of New York & New Jersey	5.310	08/01/46	1,119,570
200,000	Port Authority of New York & New Jersey	4.031	09/01/48	235,166
400,000	Port Authority of New York & New Jersey	4.229	10/15/57	479,832
2,200,000	Port Authority of New York & New Jersey	4.810	10/15/65	2,906,596
250,000	Port Authority of New York & New Jersey	3.287	08/01/69	247,288
220,000	Princeton University	5.700	03/01/39	313,359
500,000	Rutgers The State University of New Jersey	3.915	05/01/19	500,310
200,000	Sales Tax Securitization Corp	4.637	01/01/40	233,688
200,000	Sales Tax Securitization Corp	3.587	01/01/43	209,660
1,000,000	Sales Tax Securitization Corp	3.820	01/01/48	1,085,030
200,000	Sales Tax Securitization Corp	4.787	01/01/48	249,430
100,000	Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	129,311
500,000	San Diego County Water Authority	6.138	05/01/49	736,770
100,000	San Jose Redevelopment Agency	3.375	08/01/34	105,257
800,000	Santa Clara Valley Transportation Authority	5.876	04/01/32	1,003,592
500,000	South Carolina Public Service Authority	2.388	12/01/23	502,930
600,000	State of California	6.200	10/01/19	600,000
176

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	State of California	2.800%	04/01/21	$304,365
645,000	State of California	5.700	11/01/21	695,058
200,000	State of California	3.375	04/01/25	212,374
200,000	State of California	3.500	04/01/28	218,160
300,000	State of California	4.500	04/01/33	341,148
250,000	State of California	7.500	04/01/34	385,267
225,000	State of California	4.600	04/01/38	250,704
1,285,000	State of California	7.550	04/01/39	2,125,981
3,400,000	State of California	7.300	10/01/39	5,321,544
2,740,000	State of California	7.625	03/01/40	4,495,792
1,500,000	State of California	7.600	11/01/40	2,537,595
200,000	State of California Department of Water Resources Power Supply Revenue	2.000	05/01/22	201,244
300,000	State of Connecticut	5.090	10/01/30	354,015
620,000	State of Connecticut	5.850	03/15/32	815,560
5,950,000	State of Illinois	5.100	06/01/33	6,444,683
1,295,000	State of Illinois	6.725	04/01/35	1,517,895
500,000	State of Illinois	5.650	12/01/38	546,555
500,000	State of Kansas Department of Transportation	4.596	09/01/35	608,560
202,856	State of Oregon	5.762	06/01/23	220,610
85,000	State of Oregon	5.892	06/01/27	103,400
100,000	State of Oregon Department of Transportation	5.834	11/15/34	138,175
600,000	State of Texas	4.631	04/01/33	716,460
50,000	State of Texas	5.517	04/01/39	69,077
1,000,000	State of Texas	4.681	04/01/40	1,273,080
575,000	State of Texas Transportation Commission	5.028	04/01/26	650,837
500,000	State of Utah	3.539	07/01/25	527,310
200,000	State of Washington	5.090	08/01/33	244,470
200,000	State of Wisconsin	3.154	05/01/27	212,838
200,000	State of Wisconsin	3.954	05/01/36	218,066
604,000	State Public School Building Authority	5.000	09/15/27	709,658
100,000	Sumter Landing Community Development District	4.172	10/01/47	116,564
1,190,000	Texas Transportation Commission State Highway Fund	5.178	04/01/30	1,464,366
100,000	The Ohio State University	4.910	06/01/40	129,728
500,000	The Ohio State University	3.798	12/01/46	569,280
200,000	The Ohio State University	4.048	12/01/56	241,034
200,000	University of California	3.063	07/01/25	210,016
500,000	University of California	3.349	07/01/29	546,385
200,000	University of California	5.770	05/15/43	272,042
200,000	University of California	3.931	05/15/45	224,208
200,000	University of California	4.131	05/15/45	228,036
1,500,000	University of California	5.946	05/15/45	2,084,490
860,000	University of California	4.858	05/15/12	1,128,062
200,000	University of California	4.767	05/15/15	257,766
300,000	University of Chicago	4.003	10/01/53	367,589
200,000	University of Notre Dame du Lac	3.438	02/15/45	220,810
200,000	University of Notre Dame du Lac	3.394	02/15/48	221,732
100,000	University of Pennsylvania	4.674	09/01/12	139,955
300,000	University of Southern California	3.028	10/01/39	309,234
200,000	University of Southern California	3.841	10/01/47	238,368
200,000	University of Southern California	5.250	10/01/11	302,714
200,000	University of Texas System	3.852	08/15/46	236,756
177

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$700,000	University of Texas System	4.794%	08/15/46	$894,887
500,000	University of Virginia	3.227	09/01/19	491,875
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	187,986
200,000	William Marsh Rice University	3.574	05/15/45	221,656
200,000	William Marsh Rice University	3.774	05/15/55	229,854
	TOTAL MUNICIPAL BONDS			118,454,757

U.S. TREASURY SECURITIES - 39.8%
21,250,000	United States Treasury Bond	4.500	02/15/36	29,305,078
22,400,000	United States Treasury Bond	5.000	05/15/37	33,055,750
279,483,000	United States Treasury Bond	3.500	02/15/39	350,325,389
18,850,000	United States Treasury Bond	4.375	11/15/39	26,459,951
17,585,000	United States Treasury Bond	3.875	08/15/40	23,262,345
11,185,000	United States Treasury Bond	4.250	11/15/40	15,533,169
26,350,000	United States Treasury Bond	4.375	05/15/41	37,270,840
10,000,000	United States Treasury Bond	3.750	08/15/41	13,041,016
127,800,000	United States Treasury Bond	3.125	11/15/41	152,411,484
4,550,000	United States Treasury Bond	3.125	02/15/42	5,428,363
22,000,000	United States Treasury Bond	3.000	05/15/42	25,743,438
10,000,000	United States Treasury Bond	2.750	08/15/42	11,237,109
10,250,000	United States Treasury Bond	2.875	05/15/43	11,759,873
16,000,000	United States Treasury Bond	2.500	02/15/45	17,230,000
22,000,000	United States Treasury Bond	3.000	05/15/45	25,921,328
16,000,000	United States Treasury Bond	2.875	08/15/45	18,451,250
27,000,000	United States Treasury Bond	2.500	05/15/46	29,100,938
13,300,000	United States Treasury Bond	2.875	11/15/46	15,400,984
28,000,000	United States Treasury Bond	3.000	02/15/47	33,217,187
30,000,000	United States Treasury Bond	2.750	08/15/47	33,982,031
45,000,000	United States Treasury Bond	2.750	11/15/47	51,009,961
38,500,000	United States Treasury Bond	3.000	02/15/48	45,748,828
48,500,000	United States Treasury Bond	3.125	05/15/48	58,997,598
35,500,000	United States Treasury Bond	3.000	08/15/48	42,250,547
35,000,000	United States Treasury Bond	3.375	11/15/48	44,630,469
143,000,000	United States Treasury Note	2.625	07/31/20	143,893,750
21,500,000	United States Treasury Note	2.875	10/31/20	21,741,035
43,000,000	United States Treasury Note	1.875	12/15/20	43,038,633
48,500,000	United States Treasury Note	1.375	01/31/21	48,246,133
60,000,000	United States Treasury Note	2.375	03/15/21	60,532,031
50,000,000	United States Treasury Note	1.250	03/31/21	49,640,625
50,000,000	United States Treasury Note	2.250	03/31/21	50,367,187
55,000,000	United States Treasury Note	1.375	04/30/21	54,699,219
53,000,000	United States Treasury Note	2.250	04/30/21	53,424,414
23,000,000	United States Treasury Note	2.625	05/15/21	23,330,625
65,000,000	United States Treasury Note	1.375	05/31/21	64,634,375
14,000,000	United States Treasury Note	2.125	05/31/21	14,094,609
25,000,000	United States Treasury Note	1.125	06/30/21	24,751,953
78,000,000	United States Treasury Note	1.625	06/30/21	77,908,593
39,000,000	United States Treasury Note	1.125	07/31/21	38,611,523
27,610,000	United States Treasury Note	2.125	08/15/21	27,832,174
25,000,000	United States Treasury Note	1.125	08/31/21	24,746,094
43,000,000	United States Treasury Note	2.750	09/15/21	43,915,430
30,185,000	United States Treasury Note	1.125	09/30/21	29,872,538
178

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$60,000,000	United States Treasury Note	1.500%	09/30/21	$59,852,344
50,000,000	United States Treasury Note	2.875	11/15/21	51,269,531
13,379,100	United States Treasury Note	8.000	11/15/21	15,135,107
57,000,000	United States Treasury Note	1.750	11/30/21	57,126,914
70,000,000	United States Treasury Note	2.625	12/15/21	71,539,453
51,700,000	United States Treasury Note	2.000	12/31/21	52,120,062
30,000,000	United States Treasury Note	2.500	01/15/22	30,581,250
24,300,000	United States Treasury Note	1.875	01/31/22	24,433,840
60,000,000	United States Treasury Note	1.875	02/28/22	60,351,563
35,000,000	United States Treasury Note	2.375	03/15/22	35,668,555
51,000,000	United States Treasury Note	1.875	03/31/22	51,348,633
200,000,000	United States Treasury Note	2.250	04/15/22	203,148,438
92,000,000	United States Treasury Note	1.875	04/30/22	92,621,719
100,000,000	United States Treasury Note	2.125	05/15/22	101,308,594
33,000,000	United States Treasury Note	1.750	05/31/22	33,126,328
30,000,000	United States Treasury Note	1.750	06/30/22	30,135,937
63,000,000	United States Treasury Note	1.875	07/31/22	63,477,422
55,000,000	United States Treasury Note	1.625	08/31/22	55,049,414
35,000,000	United States Treasury Note	1.875	09/30/22	35,311,719
65,000,000	United States Treasury Note	2.000	10/31/22	65,804,883
108,000,000	United States Treasury Note	2.000	11/30/22	109,371,093
60,000,000	United States Treasury Note	2.625	02/28/23	62,076,563
80,000,000	United States Treasury Note	2.500	03/31/23	82,525,000
30,000,000	United States Treasury Note	2.750	04/30/23	31,218,750
80,000,000	United States Treasury Note	2.750	05/31/23	83,328,125
91,500,000	United States Treasury Note	2.625	06/30/23	94,995,585
80,000,000	United States Treasury Note	2.750	07/31/23	83,481,250
116,000,000	United States Treasury Note	2.750	08/31/23	121,183,750
35,000,000	United States Treasury Note	2.875	09/30/23	36,762,305
13,000,000	United States Treasury Note	2.750	11/15/23	13,608,359
10,000,000	United States Treasury Note	2.125	11/30/23	10,220,312
65,000,000	United States Treasury Note	2.875	11/30/23	68,407,422
10,000,000	United States Treasury Note	2.250	12/31/23	10,278,125
55,000,000	United States Treasury Note	2.625	12/31/23	57,378,320
129,300,000	United States Treasury Note	2.500	01/31/24	134,315,425
70,000,000	United States Treasury Note	2.375	02/29/24	72,430,859
325,000,000	United States Treasury Note	2.125	03/31/24	332,896,486
174,000,000	United States Treasury Note	2.250	04/30/24	179,267,579
111,500,000	United States Treasury Note	2.000	05/31/24	113,743,067
152,000,000	United States Treasury Note	1.750	06/30/24	153,312,187
212,000,000	United States Treasury Note	1.750	07/31/24	213,912,969
22,000,000	United States Treasury Note	1.250	08/31/24	21,694,922
70,000,000	United States Treasury Note	1.500	09/30/24	69,833,203
40,005,000	United States Treasury Note	2.250	11/15/24	41,323,915
40,000,000	United States Treasury Note	2.250	12/31/24	41,351,562
18,000,000	United States Treasury Note	2.625	03/31/25	18,975,938
20,000,000	United States Treasury Note	2.875	04/30/25	21,365,625
17,000,000	United States Treasury Note	2.000	08/15/25	17,378,516
20,000,000	United States Treasury Note	2.750	08/31/25	21,287,500
30,000,000	United States Treasury Note	3.000	09/30/25	32,380,078
30,000,000	United States Treasury Note	2.250	11/15/25	31,113,281
50,000,000	United States Treasury Note	2.250	03/31/26	51,955,078
30,000,000	United States Treasury Note	1.625	05/15/26	30,015,234
179

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$46,000,000	United States Treasury Note	2.250%	08/15/27	$48,091,563
47,000,000	United States Treasury Note	2.750	02/15/28	51,035,391
66,000,000	United States Treasury Note	2.875	05/15/28	72,450,469
85,000,000	United States Treasury Note	3.125	11/15/28	95,452,344
100,000,000	United States Treasury Note	2.625	02/15/29	108,257,812
142,000,000	United States Treasury Note	2.375	05/15/29	150,836,172
105,000,000	United States Treasury Note	1.625	08/15/29	104,544,726
132,500,000	United States Treasury Note	3.000	02/15/49	158,109,766
25,500,000	United States Treasury Note	2.875	05/15/49	29,765,273
35,000,000	United States Treasury Note	2.250	08/15/49	36,032,227
	TOTAL U.S. TREASURY SECURITIES			6,553,431,699

	TOTAL GOVERNMENT BONDS			11,791,634,036
	(Cost $11,370,888,124)

STRUCTURED ASSETS - 2.4%

ASSET BACKED - 0.8%
198,644	American Airlines Pass Through Trust	4.950	01/15/23	208,218
	Series - 2013 2 (Class A)
291,184	American Airlines Pass Through Trust	4.000	07/15/25	306,646
	Series - 2013 1 (Class A)
225,576	American Airlines Pass Through Trust	3.700	10/01/26	236,584
	Series - 2014 1 (Class A)
240,834	American Airlines Pass Through Trust	3.375	05/01/27	248,830
	Series - 2015 1 (Class A)
166,847	American Airlines Pass Through Trust	3.600	09/22/27	174,939
	Series - 2015 2 (Class AA)
171,374	American Airlines Pass Through Trust	3.575	01/15/28	180,547
	Series - 2016 1 (Class AA)
504,275	American Airlines Pass Through Trust	3.200	06/15/28	517,437
	Series - 2016 2 (Class AA)
262,875	American Airlines Pass Through Trust	3.650	02/15/29	279,358
	Series - 2017 1 (Class AA)
1,500,000	American Airlines Pass Through Trust	3.150	02/15/32	1,540,550
1,885,000	American Express Credit Account Master Trust	1.930	09/15/22	1,883,510
	Series - 2017 1 (Class A)
1,000,000	American Express Credit Account Master Trust	2.990	12/15/23	1,017,487
	Series - 2018 4 (Class A)
2,000,000	American Express Credit Account Master Trust	2.870	10/15/24	2,049,062
	Series - 2019 1 (Class A)
4,250,000	American Express Credit Account Master Trust	2.670	11/15/24	4,335,204
	Series - 2019 2 (Class A)
346,542	AmeriCredit Automobile Receivables Trust	2.730	03/08/21	346,637
	Series - 2015 3 (Class C)
955,000	AmeriCredit Automobile Receivables Trust	1.830	12/08/21	953,855
	Series - 2016 4 (Class B)
1,325,000	AmeriCredit Automobile Receivables Trust	2.600	09/18/23	1,336,127
	Series - 2017 4 (Class C)
1,000,000	AmeriCredit Automobile Receivables Trust	2.970	11/20/23	1,014,618
	Series - 2019 1 (Class A3)
1,500,000	BMW Vehicle Lease Trust	3.360	03/21/22	1,526,290
	Series - 2018 1 (Class A4)
180

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$15,000,000	Cantor Commercial Real Estate Lending	3.523%	05/15/52	$16,270,132
	Series - 2019 CF1 (Class A4)
6,000,000	Cantor Commercial Real Estate Lending	3.623	05/15/52	6,370,096
	Series - 2019 CF1 (Class A2)
2,000,000	Cantor Commercial Real Estate Lending	3.660	05/15/52	2,159,389
	Series - 2019 CF1 (Class ASB)
1,200,000	Capital One Multi-Asset Execution Trust	2.080	03/15/23	1,200,360
	Series - 2015 A2 (Class A2)
1,500,000	Capital One Multi-Asset Execution Trust	1.990	07/17/23	1,500,333
	Series - 2017 A4 (Class A4)
4,000,000	Capital One Multi-Asset Execution Trust	2.840	12/15/24	4,090,535
	Series - 2019 A1 (Class A1)
2,500,000	Capital One Multi-Asset Execution Trust	2.060	08/15/28	2,485,240
	Series - 2019 A3 (Class A3)
1,700,000	Capital One Prime Auto Receivables Trust	2.510	11/15/23	1,719,254
	Series - 2019 1 (Class A3)
68,373	CarMax Auto Owner Trust	1.520	02/16/21	68,340
	Series - 2016 2 (Class A3)
2,000,000	CarMax Auto Owner Trust	2.220	11/15/22	2,007,149
	Series - 2017 3 (Class A4)
1,000,000	CarMax Auto Owner Trust	2.480	11/15/22	1,004,605
	Series - 2018 1 (Class A3)
575,000	CarMax Auto Owner Trust	2.410	12/15/22	578,344
	Series - 2017 2 (Class B)
1,000,000	CarMax Auto Owner Trust	2.770	12/16/24	1,026,701
	Series - 2019 2 (Class A4)
206,213	CenterPoint Energy Transition Bond Co II LLC	2.161	10/15/21	206,248
	Series - 2012 1 (Class A2)
1,600,000	Chase Issuance Trust	1.840	04/15/22	1,598,284
	Series - 2015 A4 (Class A4)
1,500,000	Chase Issuance Trust	2.770	03/15/23	1,518,860
	Series - 2014 A2 (Class A2)
1,000,000	Chase Issuance Trust	2.160	09/15/24	1,007,805
	Series - 2012 A7 (Class A7)
1,000,000	CitiBank Credit Card Issuance Trust	1.920	04/07/22	999,344
	Series - 2017 A3 (Class A3)
2,000,000	CitiBank Credit Card Issuance Trust	1.860	08/08/22	1,997,953
	Series - 2017 A8 (Class A8)
2,000,000	CitiBank Credit Card Issuance Trust	2.880	01/23/23	2,024,278
	Series - 2014 A1 (Class A1)
1,250,000	CitiBank Credit Card Issuance Trust	2.190	11/20/23	1,258,556
	Series - 2016 A2 (Class A2)
3,500,000	Discover Card Execution Note Trust	1.880	02/15/23	3,496,823
	Series - 2017 A6 (Class A6)
136,482	FHLMC Multifamily Structured Pass Through Certificates	1.459	09/25/21	136,191
	Series - 2012 K019 (Class A1)
3,000,000	FHLMC Multifamily Structured Pass Through Certificates	2.307	08/25/22	3,025,725
	Series - 2012 K023 (Class A2)
216,003	FHLMC Multifamily Structured Pass Through Certificates	2.779	09/25/22	218,148
	Series - 2013 K030 (Class A1)
181

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		FHLMC Multifamily Structured Pass Through Certificates	2.510%	11/25/22	$507,526
		Series - 2013 K026 (Class A2)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.637	01/25/23	509,680
		Series - 2013 K027 (Class A2)
49,131		FHLMC Multifamily Structured Pass Through Certificates	2.669	02/25/23	49,691
		Series - 2013 K034 (Class A1)
3,000,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.060	07/25/23	3,109,122
		Series - 2013 K033 (Class A2)
1,750,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.531	07/25/23	1,843,465
		Series - 2013 K034 (Class A2)
1,500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.527	10/25/23	1,583,646
		Series - 2014 K036 (Class A2)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	3.023	01/25/25	3,143,935
		Series - 2015 K045 (Class A2)
975,000		Ford Credit Auto Owner Trust	2.240	06/15/22	976,154
		Series - 2017 A (Class B)
3,000,000		Ford Credit Auto Owner Trust	2.230	10/15/23	3,017,255
		Series - 2019 B (Class A3)
1,135,000		Ford Credit Floorplan Master Owner Trust	1.950	11/15/21	1,134,546
		Series - 2016 5 (Class A1)
2,350,000		Ford Credit Floorplan Master Owner Trust	2.230	09/15/24	2,355,657
		Series - 2019 3 (Class A1)
850,000		Ford Credit Floorplan Master Owner Trust	2.440	09/15/26	854,589
		Series - 2019 4 (Class A)
1,400,000		GM Financial Automobile Leasing Trust	3.300	07/20/22	1,418,797
		Series - 2018 3 (Class A4)
1,000,000		GM Financial Consumer Automobile Receivables Trust	2.710	08/16/24	1,024,273
		Series - 2019 2 (Class A4)
2,000,000		Honda Auto Receivables Owner Trust	2.520	06/21/23	2,021,772
		Series - 2019 2 (Class A3)
2,068,000		Honda Auto Receivables Owner Trust	3.160	08/19/24	2,117,535
		Series - 2018 2 (Class A4)
1,170,953		Hyundai Auto Receivables Trust	1.770	01/18/22	1,168,774
		Series - 2017 B (Class A3)
1,500,000		Hyundai Auto Receivables Trust	1.960	02/15/23	1,498,892
		Series - 2017 B (Class A4)
2,000,000		Hyundai Auto Receivables Trust	3.030	11/17/25	2,042,741
		Series - 2019 A (Class C)
107,525		Mercedes-Benz Auto Receivables Trust	1.260	02/16/21	107,374
		Series - 2016 1 (Class A3)
176,151		Nissan Auto Receivables Owner Trust	1.180	01/15/21	175,861
		Series - 2016 C (Class A3)
182

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000		Nissan Auto Receivables Owner Trust	2.900%	10/16/23	$2,032,587
		Series - 2019 A (Class A3)
2,000,000		Nissan Auto Receivables Owner Trust	2.500	11/15/23	2,024,186
		Series - 2019 B (Class A3)
188,944		Santander Drive Auto Receivables Trust	3.090	04/15/22	189,126
		Series - 2016 1 (Class C)
2,000,000		Synchrony Card Funding LLC	2.340	06/15/25	2,016,472
		Series - 2019 A2 (Class A)
225,794		United Airlines Pass Through Trust	4.300	08/15/25	243,887
		Series - 2013 1 (Class A)
232,080		United Airlines Pass Through Trust	3.750	09/03/26	244,380
		Series - 2014 2 (Class A)
170,989		United Airlines Pass Through Trust	3.450	12/01/27	178,187
		Series - 2015 1 (Class AA)
178,893		United Airlines Pass Through Trust	3.100	07/07/28	183,184
		Series - 2016 1 (Class AA)
178,894		United Airlines Pass Through Trust	3.450	07/07/28	185,345
		Series - 2016 1 (Class A)
368,283		United Airlines Pass Through Trust	2.875	10/07/28	371,966
		Series - 2016 2 (Class A)
1,436,714		United Airlines Pass Through Trust	3.500	03/01/30	1,503,299
		Series - 2018 1 (Class AA)
400,000		United Airlines Pass Through Trust	4.150	08/25/31	436,701
		Series - 2019 1 (Class AA)
250,000		United Airlines Pass Through Trust	2.700	05/01/32	249,298
		Series - 2019 2 (Class )
124,406		US Airways Pass Through Trust	4.625	06/03/25	134,423
		Series - 2012 2 (Class A)
206,189		US Airways Pass Through Trust	3.950	11/15/25	217,111
		Series - 2013 1 (Class A)
15,000	g	Vornado DP LLC	4.004	09/13/28	15,130
		Series - 2010 VNO (Class A2FX)
1,215,000		World Financial Network Credit Card Master Trust	2.550	06/17/24	1,218,861
		Series - 2015 B (Class A)
8,000,000		World Financial Network Credit Card Master Trust	3.070	12/16/24	8,099,544
		Series - 2018 A (Class A)
4,000,000		World Omni Auto Receivables Trust	2.500	04/17/23	4,020,529
		Series - 2018 A (Class A3)
1,000,000		World Omni Auto Receivables Trust	2.730	02/15/24	1,014,575
		Series - 2018 A (Class A4)
1,500,000		World Omni Auto Receivables Trust	3.330	04/15/24	1,536,538
		Series - 2018 D (Class A3)
2,000,000		World Omni Auto Receivables Trust	3.670	12/16/24	2,097,659
		Series - 2018 D (Class B)
		TOTAL ASSET BACKED			134,998,865

OTHER MORTGAGE BACKED - 1.6%
2,000,000		BANK	3.538	11/15/54	2,165,139
		Series - 2017 BNK9 (Class A4)
1,500,000		BANK	3.390	06/15/60	1,605,629
		Series - 2017 BNK5 (Class A5)
5,000,000		BANK	3.641	02/15/61	5,367,805
		Series - 2018 BN10 (Class ASB)
183

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000	i	BANK	3.898%	02/15/61	$2,185,609
		Series - 2018 BN10 (Class AS)
8,000,000		BANK	3.584	05/15/62	8,737,188
		Series - 2019 BN18 (Class A4)
3,000,000		Barclays Commercial Mortgage Trust	3.674	02/15/50	3,262,327
		Series - 2017 C1 (Class A4)
3,000,000		BENCHMARK Mortgage Trust	3.571	01/15/51	3,114,931
		Series - 2018 B1 (Class A2)
1,000,000	i	BENCHMARK Mortgage Trust	3.878	01/15/51	1,089,073
		Series - 2018 B1 (Class AM)
1,000,000		BENCHMARK Mortgage Trust	3.976	07/15/51	1,059,782
		Series - 2018 B4 (Class A2)
1,000,000	i	BENCHMARK Mortgage Trust	4.715	07/15/51	1,104,075
		Series - 2018 B4 (Class C)
2,615,000		BENCHMARK Mortgage Trust	3.393	05/15/52	2,786,385
		Series - 2019 B11 (Class ASB)
5,850,000		BENCHMARK Mortgage Trust	3.542	05/15/52	6,371,443
		Series - 2019 B11 (Class A5)
2,000,000		BENCHMARK Mortgage Trust	4.510	05/15/53	2,327,473
		Series - 2018 B7 (Class A4)
1,000,000	i	CD Commercial Mortgage Trust	3.526	11/10/49	1,077,484
		Series - 2016 CD2 (Class A4)
2,000,000		CD Commercial Mortgage Trust	3.631	02/10/50	2,167,001
		Series - 2017 CD3 (Class A4)
1,000,000		CD Commercial Mortgage Trust	3.025	08/15/50	1,022,524
		Series - 2017 CD5 (Class A2)
2,500,000		CD Commercial Mortgage Trust	3.431	08/15/50	2,681,190
		Series - 2017 CD5 (Class A4)
1,000,000	i	CD Commercial Mortgage Trust	3.684	08/15/50	1,072,614
		Series - 2017 CD5 (Class AS)
1,750,000		CD Commercial Mortgage Trust	4.279	08/15/51	1,998,291
		Series - 2018 CD7 (Class A4)
1,053,000		Citigroup Commercial Mortgage Trust	3.422	04/10/46	1,091,697
		Series - 2013 GC11 (Class AS)
755,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	809,230
		Series - 2014 GC19 (Class A4)
440,887		Citigroup Commercial Mortgage Trust	3.622	07/10/47	469,554
		Series - 2014 GC23 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.635	10/10/47	533,229
		Series - 2014 GC25 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.137	02/10/48	1,043,705
		Series - 2015 GC27 (Class A5)
1,000,000		Citigroup Commercial Mortgage Trust	3.571	02/10/48	1,052,103
		Series - 2015 GC27 (Class AS)
1,000,000		Citigroup Commercial Mortgage Trust	3.616	02/10/49	1,075,727
		Series - 2016 GC36 (Class A5)
2,000,000		Citigroup Commercial Mortgage Trust	3.314	04/10/49	2,116,020
		Series - 2016 GC37 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.576	04/10/49	530,072
		Series - 2016 GC37 (Class AS)
1,500,000		Citigroup Commercial Mortgage Trust	2.832	08/10/49	1,548,273
		Series - 2016 C2 (Class A4)
184

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Citigroup Commercial Mortgage Trust	3.465%	09/15/50	$1,075,216
		Series - 2017 P8 (Class A4)
2,000,000		Citigroup Commercial Mortgage Trust	4.074	06/10/51	2,112,824
		Series - 2018 C5 (Class A2)
1,480,000		Citigroup Commercial Mortgage Trust	3.778	09/10/58	1,599,950
		Series - 2015 GC33 (Class A4)
580,000		COMM Mortgage Trust	4.063	12/10/44	601,641
		Series - 2012 LC4 (Class AM)
190,044		COMM Mortgage Trust	2.752	08/15/45	190,547
		Series - 2012 CR2 (Class ASB)
400,000		COMM Mortgage Trust	2.941	01/10/46	408,975
		Series - 2013 LC6 (Class A4)
409,987		COMM Mortgage Trust	3.213	03/10/46	422,940
		Series - 2013 CR7 (Class A4)
1,000,000		COMM Mortgage Trust	4.046	10/10/46	1,065,704
		Series - 2013 CR12 (Class A4)
295,009		COMM Mortgage Trust	2.928	02/10/47	294,953
		Series - 2014 CR15 (Class A2)
500,000		COMM Mortgage Trust	3.961	03/10/47	533,458
		Series - 2014 UBS2 (Class A5)
1,000,000		COMM Mortgage Trust	4.051	04/10/47	1,073,728
		Series - 2014 CR16 (Class A4)
1,000,000		COMM Mortgage Trust	3.819	06/10/47	1,062,588
		Series - 2014 UBS3 (Class A4)
1,000,000		COMM Mortgage Trust	3.694	08/10/47	1,058,502
		Series - 2014 UBS4 (Class A5)
924,000		COMM Mortgage Trust	3.326	11/10/47	971,841
		Series - 2014 CR20 (Class A3)
1,000,000		COMM Mortgage Trust	3.590	11/10/47	1,063,465
		Series - 2014 CR20 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.339	12/10/47	1,069,817
		Series - 2014 CR21 (Class B)
3,150,000		COMM Mortgage Trust	3.183	02/10/48	3,291,504
		Series - 2015 LC19 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.393	02/10/48	1,059,076
		Series - 2015 LC19 (Class C)
1,700,000		COMM Mortgage Trust	3.708	07/10/48	1,823,917
		Series - 2015 LC21 (Class A4)
1,000,000		COMM Mortgage Trust	3.432	08/10/48	1,056,199
		Series - 2015 CR24 (Class A4)
1,000,000		COMM Mortgage Trust	3.759	08/10/48	1,076,770
		Series - 2015 CR25 (Class A4)
1,500,000		COMM Mortgage Trust	3.221	10/10/48	1,509,876
		Series - 2015 LC23 (Class A2)
1,500,000		COMM Mortgage Trust	3.774	10/10/48	1,620,844
		Series - 2015 LC23 (Class A4)
500,000		COMM Mortgage Trust	4.258	08/10/50	536,756
		Series - 2013 CR11 (Class A4)
2,750,000		Commercial Mortgage Pass Through Certificates	3.955	02/10/47	2,939,094
		Series - 2014 CR14 (Class A3)
650,000	i	CSAIL Commercial Mortgage Trust	4.910	01/15/49	705,857
		Series - 2016 C6 (Class C)
500,000		CSAIL Commercial Mortgage Trust	2.608	11/15/49	503,547
		Series - 2016 C7 (Class A3)
185

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$862,016		CSAIL Commercial Mortgage Trust	2.970%	04/15/50	$861,840
		Series - 2015 C1 (Class A2)
2,000,000	i	CSAIL Commercial Mortgage Trust	4.224	08/15/51	2,265,076
		Series - 2018 CX12 (Class A4)
10,000,000		CSAIL Commercial Mortgage Trust	4.053	03/15/52	11,217,771
		Series - 2019 C15 (Class A4)
2,000,000		DBGS Mortgage Trust	4.358	10/15/51	2,153,774
		Series - 2018 C1 (Class A2)
5,790,000		DBGS Mortgage Trust	4.466	10/15/51	6,690,133
		Series - 2018 C1 (Class A4)
2,000,000		DBJPM	2.691	05/10/49	2,005,753
		Series - 2016 C1 (Class A2)
3,500,000		DBJPM	3.276	05/10/49	3,701,031
		Series - 2016 C1 (Class A4)
1,000,000		DBJPM	3.539	05/10/49	1,052,087
		Series - 2016 C1 (Class AM)
1,590,000		DBJPM	3.328	06/10/50	1,694,636
		Series - 2017 C6 (Class A5)
177,992		GS Mortgage Securities Corp II	3.314	01/10/45	179,458
		Series - 2012 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	307,653
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	309,002
		Series - 2013 GC10 (Class AS)
800,000		GS Mortgage Securities Corp II	3.382	05/10/50	847,581
		Series - 2015 GC30 (Class A4)
1,731,000		GS Mortgage Securities Trust	3.707	08/10/44	1,763,422
		Series - 2011 GC5 (Class A4)
498,119		GS Mortgage Securities Trust	3.482	01/10/45	508,964
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	203,943
		Series - 2012 GCJ7 (Class B)
500,000		GS Mortgage Securities Trust	3.135	06/10/46	515,518
		Series - 2013 GC12 (Class A4)
437,964		GS Mortgage Securities Trust	3.813	11/10/46	453,990
		Series - 2013 GC16 (Class AAB)
1,000,000		GS Mortgage Securities Trust	4.074	01/10/47	1,074,042
		Series - 2014 GC18 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.964	11/10/47	1,597,712
		Series - 2014 GC26 (Class AS)
1,900,000		GS Mortgage Securities Trust	3.136	02/10/48	1,980,786
		Series - 2015 GC28 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.178	11/10/49	1,582,284
		Series - 2016 GS4 (Class A3)
1,350,000	i	GS Mortgage Securities Trust	3.921	11/10/49	1,392,979
		Series - 2016 GS4 (Class C)
1,000,000		GS Mortgage Securities Trust	2.945	08/10/50	1,022,083
		Series - 2017 GS7 (Class A2)
1,500,000		GS Mortgage Securities Trust	3.430	08/10/50	1,599,297
		Series - 2017 GS7 (Class A4)
1,000,000		GS Mortgage Securities Trust	3.872	02/10/52	1,068,629
		Series - 2019 GC38 (Class A2)
186

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,500,000		GS Mortgage Securities Trust	3.968%	02/10/52	$2,802,032
		Series - 2019 GC38 (Class A4)
500,000	i	GS Mortgage Securities Trust	4.309	02/10/52	558,357
		Series - 2019 GC38 (Class B)
300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.319	05/15/45	305,491
		Series - 2012 C6 (Class D)
292,534		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	298,910
		Series - 2012 CBX (Class A4)
443,679	i	JP Morgan Chase Commercial Mortgage Securities Corp	3.994	01/15/46	469,218
		Series - 2013 C13 (Class A4)
1,500,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.960	04/15/46	1,538,280
		Series - 2013 LC11 (Class A5)
150,554		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	154,667
		Series - 2011 C5 (Class A3)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.166	12/15/46	537,504
		Series - 2013 C16 (Class A4)
276,695		JP Morgan Chase Commercial Mortgage Securities Corp	2.702	12/15/47	279,163
		Series - 2013 C10 (Class ASB)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	305,418
		Series - 2012 LC9 (Class A5)
498,563		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	513,125
		Series - 2013 C10 (Class A5)
574,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	591,172
		Series - 2013 C10 (Class AS)
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.822	08/15/49	1,032,029
		Series - 2016 JP2 (Class A4)
1,400,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.109	07/15/50	1,441,372
		Series - 2017 JP6 (Class A3)
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.038	09/15/50	1,018,534
		Series - 2017 JP7 (Class A2)
2,500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.454	09/15/50	2,685,535
		Series - 2017 JP7 (Class A5)
2,150,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.219	06/13/52	2,268,750
		Series - 2019 COR5 (Class ASB)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.801	09/15/47	2,139,962
		Series - 2014 C22 (Class A4)
1,875,000	i	JPMBB Commercial Mortgage Securities Trust	4.118	05/15/48	1,992,604
		Series - 2015 C29 (Class B)
187

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,700,000		JPMBB Commercial Mortgage Securities Trust	3.227%	10/15/48	$2,829,724
		Series - 2015 C28 (Class A4)
1,100,000		JPMBB Commercial Mortgage Securities Trust	3.532	10/15/48	1,150,552
		Series - 2015 C28 (Class AS)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.770	12/15/48	2,168,310
		Series - 2015 C33 (Class A4)
1,000,000		JPMBB Commercial Mortgage Securities Trust	3.576	03/15/49	1,074,390
		Series - 2016 C1 (Class A5)
500,000		JPMBB Commercial Mortgage Securities Trust	3.970	03/15/49	537,958
		Series - 2016 C1 (Class AS)
500,000	i	JPMBB Commercial Mortgage Securities Trust	4.896	03/15/49	554,699
		Series - 2016 C1 (Class B)
1,000,000	i	JPMDB Commercial Mortgage Securities Trust	3.990	06/15/49	1,067,005
		Series - 2016 C2 (Class B)
5,922,824		JPMDB Commercial Mortgage Securities Trust	3.141	12/15/49	6,229,107
		Series - 2016 C4 (Class A3)
378,194		Latam Airlines Pass Through Trust	4.200	11/15/27	386,817
		Series - 2015-1 (Class )
96,837	†,i	LB-UBS Commercial Mortgage Trust	5.452	09/15/39	56,397
		Series - 2006 C6 (Class AJ)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	61,277
		Series - 2013 C7 (Class A4)
556,244		Morgan Stanley Bank of America Merrill Lynch Trust	2.834	05/15/46	567,884
		Series - 2013 C9 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	1,287,435
		Series - 2013 C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	518,757
		Series - 2013 C9 (Class AS)
240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708	05/15/46	247,913
		Series - 2013 C9 (Class B)
153,782		Morgan Stanley Bank of America Merrill Lynch Trust	3.824	10/15/46	158,401
		Series - 2013 C12 (Class ASB)
391,128		Morgan Stanley Bank of America Merrill Lynch Trust	3.669	02/15/47	397,321
		Series - 2014 C14 (Class A3)
1,151,668		Morgan Stanley Bank of America Merrill Lynch Trust	3.654	04/15/47	1,193,400
		Series - 2014 C15 (Class ASB)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.892	06/15/47	2,136,541
		Series - 2014 C16 (Class A5)
3,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.249	02/15/48	3,663,909
		Series - 2015 C20 (Class A4)
188

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.306%	04/15/48	$1,051,654
		Series - 2015 C22 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.732	05/15/48	1,075,302
		Series - 2015 C24 (Class A4)
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.134	12/15/48	3,083,672
		Series - 2013 C8 (Class A4)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.599	05/15/50	2,161,244
		Series - 2017 C33 (Class A5)
1,250,000		Morgan Stanley Capital I Trust	3.244	03/15/45	1,275,146
		Series - 2012 C4 (Class A4)
535,000		Morgan Stanley Capital I Trust	3.594	03/15/49	572,999
		Series - 2016 UBS9 (Class A4)
1,500,000	i	Morgan Stanley Capital I Trust	4.238	10/15/51	1,677,090
		Series - 2018 L1 (Class ASB)
2,000,000		Morgan Stanley Capital I Trust	4.288	10/15/51	2,166,454
		Series - 2018 L1 (Class A2)
1,500,000	i	Morgan Stanley Capital I Trust	4.407	10/15/51	1,724,936
		Series - 2018 L1 (Class A4)
1,000,000		Morgan Stanley Capital I Trust	4.071	03/15/52	1,128,142
		Series - 2019 L2 (Class A4)
5,000,000		Morgan Stanley Capital I Trust	3.224	06/15/52	5,310,352
		Series - 2019 H6 (Class ASB)
750,000		Morgan Stanley Capital I Trust	3.417	06/15/52	806,430
		Series - 2019 H6 (Class A4)
1,000,000		Morgan Stanley Capital I, Inc	3.997	07/15/51	1,064,560
		Series - 2018 H3 (Class A2)
1,000,000	i	Morgan Stanley Capital I, Inc	5.013	07/15/51	1,109,694
		Series - 2018 H3 (Class C)
17,459	i	TIAA Seasoned Commercial Mortgage Trust	5.483	08/15/39	17,496
		Series - 2007 C4 (Class AJ)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,542,004
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	515,676
		Series - 2013 C6 (Class A4)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	1,031,120
		Series - 2012 C2 (Class A4)
326,470		UBS Citigroup Commercial Mortgage Trust	3.595	01/10/45	332,855
		Series - 2011 C1 (Class A3)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	105,121
		Series - 2012 C1 (Class B)
1,000,000		UBS Commercial Mortgage Trust	2.998	08/15/50	1,027,352
		Series - 2017 C3 (Class A2)
1,500,000		UBS Commercial Mortgage Trust	3.426	08/15/50	1,601,652
		Series - 2017 C3 (Class A4)
1,000,000	i	UBS Commercial Mortgage Trust	3.739	08/15/50	1,070,542
		Series - 2017 C3 (Class AS)
1,000,000		UBS Commercial Mortgage Trust	3.147	10/15/50	1,029,410
		Series - 2017 C4 (Class A2)
10,000,000		UBS Commercial Mortgage Trust	3.713	02/15/51	10,452,329
		Series - 2018 C8 (Class A2)
189

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$11,000,000		UBS Commercial Mortgage Trust	4.313%	05/15/51	$12,537,201
		Series - 2018 C10 (Class A4)
2,000,000		UBS Commercial Mortgage Trust	4.296	08/15/51	2,277,942
		Series - 2018 C12 (Class A5)
2,400,000	i	UBS Commercial Mortgage Trust	5.448	12/15/51	2,756,322
		Series - 2018 C14 (Class C)
875,000	i	Wells Fargo Commercial Mortgage Trust	3.872	05/15/48	932,858
		Series - 2015 C28 (Class AS)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.695	11/15/48	2,154,105
		Series - 2015 C31 (Class A4)
480,000	i	Wells Fargo Commercial Mortgage Trust	4.224	12/15/48	514,044
		Series - 2015 NXS4 (Class B)
2,000,000		Wells Fargo Commercial Mortgage Trust	2.652	08/15/49	2,038,257
		Series - 2016 BNK1 (Class A3)
500,000		Wells Fargo Commercial Mortgage Trust	2.967	08/15/49	498,604
		Series - 2016 BNK1 (Class B)
1,000,000		Wells Fargo Commercial Mortgage Trust	3.377	11/15/49	1,045,602
		Series - 2016 NXS6 (Class AS)
2,000,000		Wells Fargo Commercial Mortgage Trust	4.152	08/15/51	2,252,171
		Series - 2018 C46 (Class A4)
2,700,000		Wells Fargo Commercial Mortgage Trust	3.760	03/15/52	2,976,844
		Series - 2019 C49 (Class A4)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.635	05/15/52	2,157,908
		Series - 2019 C50 (Class ASB)
3,250,000		Wells Fargo Commercial Mortgage Trust	4.192	05/15/52	3,579,713
		Series - 2019 C50 (Class B)
117,000		Wells Fargo Commercial Mortgage Trust	3.896	03/15/59	120,695
		Series - 2016 C33 (Class C)
1,075,000		WF-RBS Commercial Mortgage Trust	3.037	03/15/45	1,102,283
		Series - 2013 C11 (Class A4)
250,000	i	WF-RBS Commercial Mortgage Trust	4.969	06/15/45	256,763
		Series - 2012 C7 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	408,064
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	794,053
		Series - 2012 C10 (Class AS)
600,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	622,963
		Series - 2013 C14 (Class A5)
500,000	i	WF-RBS Commercial Mortgage Trust	4.646	03/15/47	532,485
		Series - 2014 C19 (Class C)
1,000,000	i	WF-RBS Commercial Mortgage Trust	4.723	03/15/47	1,079,305
		Series - 2014 C19 (Class B)
500,000		WF-RBS Commercial Mortgage Trust	3.198	03/15/48	515,710
		Series - 2013 C12 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			271,551,650

		TOTAL STRUCTURED ASSETS			406,550,515
		(Cost $392,119,484)

		TOTAL BONDS			16,418,192,470
		(Cost $15,728,635,691)
190

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 1.3%

GOVERNMENT AGENCY DEBT - 1.0%
$50,590,000	Federal Home Loan Bank (FHLB)	1.500%- 1.580%	10/01/19	$50,590,000
42,860,000	FHLB	1.934	11/05/19	42,781,661
15,000,000	FHLB	1.914	11/06/19	14,971,800
14,000,000	FHLB	1.934	11/08/19	13,972,218
25,000,000	FHLB	1.914	11/12/19	24,945,167
10,000,000	FHLB	1.934	12/26/19	9,955,328
	TOTAL GOVERNMENT AGENCY DEBT			157,216,174

TREASURY DEBT - 0.3%
9,600,000	United States Treasury Bill	1.797-1.803	10/15/19	9,593,482
11,360,000	United States Treasury Bill	1.781	10/17/19	11,350,992
36,760,000	United States Treasury Bill	1.906	10/29/19	36,706,606
	TOTAL TREASURY DEBT			57,651,080

	TOTAL SHORT-TERM INVESTMENTS			214,867,254
	(Cost $214,860,586)

	TOTAL INVESTMENTS - 100.8%			16,633,059,724
	(Cost $15,943,496,277)
	OTHER ASSETS & LIABILITIES, NET - (0.8)%			(133,449,076)
	NET ASSETS - 100.0%			$16,499,610,648

	Abbreviation(s):
DGS1	1-Year Treasury Constant Maturity Rate
DGS5	5-Year Treasury Constant Maturity Rate
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secure Overnight Financing Rate

†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2019, the aggregate value of these securities was $90,565,297 or 0.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
191

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS

BOND PLUS FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2019

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 1.8%

AUTOMOBILES & COMPONENTS - 0.1%
$2,729,392	i	Gates Global LLC	LIBOR 1 M + 2.750%	4.794%	04/01/24	$2,683,811
		TOTAL AUTOMOBILES & COMPONENTS				2,683,811

CAPITAL GOODS - 0.1%
2,544,664	i	CHI Overhead Doors, Inc	LIBOR 1 M + 3.250%	5.294	07/31/22	2,543,086
357,024	i	Penn Engineering & Manufacturing Corp	LIBOR 1 M + 2.750%	4.794	06/27/24	350,776
178,165	i	Proampac PG Borrower LLC	LIBOR 1 and 3 M + 3.500%	5.544	11/20/23	463,518
1,488,079	i	TransDigm, Inc	LIBOR 1 M + 2.500%	4.544	06/09/23	1,483,168
		TOTAL CAPITAL GOODS				4,840,548

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
1,069,144	i	Allied Universal Holdco LLC	LIBOR 3 M + 4.250%	6.507	07/10/26	1,069,647
1,955,000	i	Clean Harbors, Inc	LIBOR 1 M + 1.750%	3.794	06/28/24	1,963,309
2,918,025	i	Creative Artists Agency LLC	LIBOR 1 M + 3.000%	5.044	02/15/24	2,930,806
3,082,100	i	ProQuest LLC	LIBOR 1 M + 3.250%	5.294	10/24/21	3,080,189
1,754,538	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	5.572	11/14/22	1,719,436
2,611,126	i	Trans Union LLC	LIBOR 1 M + 2.000%	4.044	04/07/23	2,618,385
1,124,447	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 3.250%	5.294	05/16/22	1,106,175
196,924	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 3.250%	5.294	05/16/22	193,724
1,129,318	i	West Corp	LIBOR 1 M + 4.000%	6.112	10/10/24	1,293,969
1,196,736	i	XPO Logistics, Inc	LIBOR 1 M + 2.000%	4.044	02/24/25	1,201,630
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				17,177,270

CONSUMER DURABLES & APPAREL - 0.0%
1,438,639	i	Academy Ltd	LIBOR 1 M + 4.000%	6.100	07/01/22	1,001,911
		TOTAL CONSUMER DURABLES & APPAREL				1,001,911

CONSUMER SERVICES - 0.2%
3,254,143	i	KUEHG Corp	LIBOR 3 M + 3.750%	5.854	02/21/25	3,247,374
1,414,736	i	Prime Security Services Borrower LLC	LIBOR 1 M + 3.250%	5.210	09/23/26	1,399,047
439,663	i	Scientific Games International, Inc	LIBOR 1 and 2 M + 2.750%	4.794	08/14/24	2,238,662
3,502,199	i	Sterling Midco Holdings, Inc	LIBOR 1 M + 3.500%	5.544	06/19/24	3,414,644
		TOTAL CONSUMER SERVICES				10,299,727

DIVERSIFIED FINANCIALS - 0.0%
108,750	i	Donnelley Financial Solutions, Inc	LIBOR 1 M + 3.000%	5.039	09/29/23	108,070
		TOTAL DIVERSIFIED FINANCIALS				108,070

ENERGY - 0.1%
1,435,000	i	California Resources Corp	LIBOR 1 M + 10.375%	12.419	12/31/21	1,245,767
749,312	†,i	Cloud Peak Energy, Inc	LIBOR 3 M + 9.000%	11.100	02/15/20	749,312
2,988,290	i	Ultra Resources, Inc	LIBOR 1 M + 3.750%	6.054	04/12/24	1,965,224
		TOTAL ENERGY				3,960,303
192

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
FOOD & STAPLES RETAILING - 0.0%
$1,192,591	i	Albertson’s LLC	LIBOR 1 M + 2.750%	4.794%	11/17/25	$1,199,353
1,127,000	i	Give & Go Prepared Foods Corp	LIBOR 3 M + 4.250%	6.294	07/29/23	1,052,810
		TOTAL FOOD & STAPLES RETAILING				2,252,163

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
546,786	i	Greatbatch Ltd	LIBOR 1 M + 3.000%	5.050	10/27/22	548,153
1,460,080	i	Midwest Physician Administrative Services LLC	LIBOR 1 M + 2.750%	4.794	08/15/24	1,433,623
1,915,582	i	Onex Schumacher Finance LP	LIBOR 1 M + 4.000%	6.044	07/29/22	1,779,575
967,500	i	Precyse Acquisition Corp	LIBOR 1 M + 4.500%	6.544	10/20/22	867,528
2,081,477	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	4.794	02/06/24	1,708,539
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				6,337,418

INSURANCE - 0.1%
219,397	i	Acrisure LLC	LIBOR 3 M + 4.250%	6.354	11/22/23	218,026
473,727	i	AssuredPartners, Inc	LIBOR 1 M + 3.500%	5.544	10/22/24	471,136
1,578,488	i	Asurion LLC	LIBOR 1 M + 3.000%	5.044	08/04/22	1,584,123
332,997	i	Asurion LLC	LIBOR 1 M + 3.000%	5.044	11/03/23	334,192
800,000	i	Asurion LLC	LIBOR 1 M + 6.500%	8.544	08/04/25	812,400
		TOTAL INSURANCE				3,419,877

MATERIALS - 0.1%
2,000,000	i	Berry Global, Inc	LIBOR 1 M + 2.250%	4.299	10/03/22	2,008,260
764,489	i	Flex Acquisition Co, Inc	LIBOR 3 M + 3.000%	5.319	12/31/23	735,247
229,037	i	H.B. Fuller Co	LIBOR 1 M + 2.000%	4.044	10/21/24	227,944
416,500	i	Plastipak Holdings, Inc	LIBOR 1 M + 2.500%	4.550	10/15/24	410,565
721,154	i	Quikrete Holdings, Inc	LIBOR 1 M + 2.750%	4.794	11/15/23	718,089
579,856	i	Tronox Finance LLC	LIBOR 1 and 3 M + 2.750%	4.854	09/23/24	579,340
		TOTAL MATERIALS				4,679,445

MEDIA & ENTERTAINMENT - 0.2%
2,380,079	i	CDS US Intermediate Holdings, Inc	LIBOR 3 M + 3.750%	5.854	07/08/22	2,251,412
1,523,525	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	4.278	07/17/25	1,521,073
737,223	i	EIG Investors Corp	LIBOR 3 M + 3.750%	5.882	02/09/23	720,893
418,475	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	4.294	03/24/25	417,035
437,500	i	Match Group, Inc	LIBOR 2 M + 2.500%	4.659	11/16/22	437,500
3,046,946	i	Univision Communications, Inc	LIBOR 1 M + 2.750%	4.794	03/15/24	2,958,706
		TOTAL MEDIA & ENTERTAINMENT				8,306,619

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,788,500	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	5.544	09/26/24	1,652,127
234,590	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.500%	4.544	03/01/24	506,272
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				2,158,399

REAL ESTATE - 0.1%
2,772,000	i	DTZ US Borrower LLC	LIBOR 1 M + 3.250%	5.294	08/21/25	2,773,386
313,625	i	MGM Growth Properties LLC	LIBOR 1 M + 2.000%	4.044	03/23/25	314,105
663,188	i	Ten-X LLC	LIBOR 1 M + 4.000%	6.044	09/29/24	655,932
		TOTAL REAL ESTATE				3,743,423
193

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
RETAILING - 0.2%
$217,689	†,i	FBB Holdings III, Inc	LIBOR 3 M + 9.000%	11.102%	02/07/24	$108,573
896,190	i	Men’s Wearhouse, Inc	LIBOR 1 M + 3.250%	5.350	04/09/25	752,799
2,432,911	i	PetSmart, Inc	LIBOR 1 M + 4.000%	6.040	03/11/22	2,370,580
809,455	i	Sally Holdings LLC	LIBOR 1 M + 2.250%	4.300	07/05/24	791,242
1,500,000		Sally Holdings LLC		4.500	07/05/24	1,460,625
1,970,063	i	Staples, Inc	LIBOR 2 M + 5.000%	7.123	04/16/26	1,940,925
		TOTAL RETAILING				7,424,744

SOFTWARE & SERVICES - 0.1%
2,530,042	i	DTI Holdco, Inc	LIBOR 3 M + 4.750%	7.006	10/02/23	2,320,251
927,452	i	Infor US, Inc	LIBOR 3 M + 2.750%	4.854	02/01/22	928,175
2,117,750	i	Mitchell International, Inc	LIBOR 1 M + 3.250%	5.294	11/29/24	2,026,602
823,564	i	SS&C Technologies, Inc	LIBOR 1 M + 2.250%	4.294	07/08/22	825,624
		TOTAL SOFTWARE & SERVICES				6,100,652

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
724,879	i	MKS Instruments, Inc	LIBOR 3M + 0.000%	4.112	05/01/23	766,631
235,060	i	MTS Systems Corp	LIBOR 1 M + 3.250%	5.310	07/05/23	235,060
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				1,001,691

TELECOMMUNICATION SERVICES - 0.0%
1,158,248	i	CNT Holdings III Corp	LIBOR 3 M + 3.000%	5.200	01/22/23	1,147,626
		TOTAL TELECOMMUNICATION SERVICES				1,147,626

UTILITIES - 0.0%
500,000	i	Talen Energy Supply LLC	LIBOR 1 M + 3.750%	5.792	06/26/26	498,750
		TOTAL UTILITIES				498,750

		TOTAL BANK LOAN OBLIGATIONS				87,142,447
		(Cost $90,546,367)

BONDS - 95.7%

CORPORATE BONDS - 34.3%

AUTOMOBILES & COMPONENTS - 0.4%
350,000	g	Adient Global Holdings Ltd		4.875	08/15/26	284,375
720,000	g	Allison Transmission, Inc		5.000	10/01/24	735,750
1,500,000	g	Dana Financing Luxembourg SARL		6.500	06/01/26	1,582,500
1,000,000		Ford Motor Co		7.450	07/16/31	1,147,290
100,000		General Motors Co		5.000	10/01/28	106,311
1,350,000		General Motors Co		6.600	04/01/36	1,547,201
1,325,000		General Motors Co		6.250	10/02/43	1,447,707
1,325,000		General Motors Co		5.200	04/01/45	1,307,957
750,000		General Motors Co		6.750	04/01/46	857,583
800,000		Goodyear Tire & Rubber Co		5.000	05/31/26	809,840
2,000,000	g	Hyundai Capital America		3.950	02/01/22	2,055,265
3,000,000	g	Hyundai Capital America		4.125	06/08/23	3,130,421
2,000,000	g	Hyundai Capital America		2.750	09/27/26	1,948,813
194

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$250,000	g,o	IHO Verwaltungs GmbH		4.750%	09/15/26	$245,000
1,450,000		Magna International, Inc		3.625	06/15/24	1,524,713
		TOTAL AUTOMOBILES & COMPONENTS				18,730,726

BANKS - 5.9%
2,000,000	g,i	Akbank TAS	USD SWAP SEMI 30/360 5 Y + 4.029%	6.797	04/27/28	1,797,000
1,500,000	g	Banco de Bogota S.A.		6.250	05/12/26	1,691,265
2,425,000	g	Banco del Estado de Chile		4.125	10/07/20	2,461,399
3,575,000	g	Banco del Estado de Chile		2.668	01/08/21	3,575,036
2,000,000	g	Banco Internacional del Peru SAA Interbank		3.375	01/18/23	2,022,500
1,905,000		Banco Santander S.A.		3.800	02/23/28	1,995,950
10,000,000		Bank of America Corp		2.250	04/21/20	10,009,384
3,225,000		Bank of America Corp		2.151	11/09/20	3,225,322
2,150,000		Bank of America Corp		3.875	08/01/25	2,325,549
3,850,000		Bank of America Corp		4.250	10/22/26	4,171,712
4,575,000		Bank of America Corp		3.559	04/23/27	4,829,677
4,200,000		Bank of America Corp		3.248	10/21/27	4,366,441
4,004,000		Bank of America Corp		3.419	12/20/28	4,177,839
4,000,000		Bank of America Corp		3.970	03/05/29	4,355,489
3,525,000		Bank of America Corp		3.974	02/07/30	3,859,009
6,475,000		Bank of America Corp		3.194	07/23/30	6,681,696
630,000		Bank of America Corp		6.300	N/A‡	708,750
1,500,000		Barclays plc		4.338	05/16/24	1,567,014
3,000,000		Barclays plc		3.932	05/07/25	3,099,358
5,055,000	i	BB&T Corp	DGS5 + 3.003%	4.800	N/A‡	5,054,949
1,000,000	g	BNG Bank NV		3.125	11/08/21	1,027,703
100,000	g	BNP Paribas S.A.		4.375	05/12/26	106,697
925,000	g,i	BNP Paribas S.A.	USD SWAP SEMI 30/360 5 Y + 4.149%	6.625	N/A‡	974,719
4,000,000		Capital One Bank USA NA		2.350	01/31/20	4,001,197
3,000,000		Capital One Bank USA NA		2.650	08/08/22	3,034,554
2,825,000		Capital One Bank USA NA		3.375	02/15/23	2,911,327
5,000,000		CitiBank NA		2.100	06/12/20	5,001,580
6,735,000		CitiBank NA		2.850	02/12/21	6,812,028
9,995,000		Citigroup, Inc		3.200	10/21/26	10,318,630
2,805,000		Citigroup, Inc		4.300	11/20/26	3,018,239
2,150,000		Citigroup, Inc		3.668	07/24/28	2,275,618
4,965,000		Citigroup, Inc		3.980	03/20/30	5,412,814
6,000,000		Citigroup, Inc		5.000	N/A‡	6,073,200
1,525,000		Citizens Bank NA		2.650	05/26/22	1,543,391
1,380,000		Cooperatieve Rabobank UA		3.950	11/09/22	1,437,376
1,350,000	g	Cooperatieve Rabobank UA		2.625	07/22/24	1,366,741
5,725,000		Cooperatieve Rabobank UA		3.750	07/21/26	5,940,104
1,075,000	g	Credit Agricole S.A.		2.375	07/01/21	1,078,395
2,325,000	g	Credit Agricole S.A.		3.250	10/04/24	2,393,545
1,525,000	g,i	DBS Group Holdings Ltd	USD ICE SWAP RATE 11:00 NY 5 + 1.590%	4.520	12/11/28	1,621,902
1,206,000		Discover Bank		3.200	08/09/21	1,224,331
2,450,000		Discover Bank		2.450	09/12/24	2,443,354
800,000		Discover Bank		4.250	03/13/26	860,516
1,625,000		Discover Bank		3.450	07/27/26	1,675,917
195

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$4,075,000		HSBC Holdings plc		2.650%	01/05/22	$4,104,242
1,275,000		HSBC Holdings plc		3.262	03/13/23	1,297,122
1,100,000		HSBC Holdings plc		3.033	11/22/23	1,116,296
1,200,000		HSBC Holdings plc		3.803	03/11/25	1,250,115
1,300,000		HSBC Holdings plc		3.900	05/25/26	1,378,682
4,300,000		HSBC Holdings plc		4.292	09/12/26	4,615,955
1,930,000		HSBC Holdings plc		4.375	11/23/26	2,069,671
1,250,000		HSBC Holdings plc		4.041	03/13/28	1,326,798
2,200,000		HSBC Holdings plc		3.973	05/22/30	2,349,493
990,000		Huntington Bancshares, Inc		4.000	05/15/25	1,061,454
2,625,000		Huntington National Bank		2.500	08/07/22	2,652,070
1,075,000	g	ING Groep NV		4.625	01/06/26	1,189,174
1,100,000		ING Groep NV		3.950	03/29/27	1,185,076
2,175,000		JPMorgan Chase & Co		2.776	04/25/23	2,206,211
700,000		JPMorgan Chase & Co		2.700	05/18/23	712,006
5,000,000		JPMorgan Chase & Co		3.875	09/10/24	5,327,007
660,000		JPMorgan Chase & Co		3.900	07/15/25	712,155
350,000		JPMorgan Chase & Co		3.200	06/15/26	363,741
4,075,000		JPMorgan Chase & Co		2.950	10/01/26	4,182,834
14,980,000		JPMorgan Chase & Co		3.702	05/06/30	16,068,916
2,325,000		JPMorgan Chase & Co		3.882	07/24/38	2,553,146
1,250,000		JPMorgan Chase & Co		4.260	02/22/48	1,459,177
3,900,000		JPMorgan Chase & Co		5.000	N/A‡	4,007,250
1,500,000		JPMorgan Chase & Co		6.750	N/A‡	1,665,000
7,195,000		JPMorgan Chase Bank NA		3.086	04/26/21	7,232,923
775,000		KeyBank NA		2.500	12/15/19	775,423
890,000		Keycorp		5.000	N/A‡	920,038
2,200,000		Manufacturers & Traders Trust Co		2.100	02/06/20	2,200,093
2,500,000		Mitsubishi UFJ Financial Group, Inc		3.761	07/26/23	2,625,552
1,400,000		Mitsubishi UFJ Financial Group, Inc		3.195	07/18/29	1,449,375
600,000		Mitsubishi UFJ Financial Group, Inc		3.751	07/18/39	646,399
1,725,000	g	Mitsubishi UFJ Trust & Banking Corp		2.450	10/16/19	1,725,190
400,000		MUFG Americas Holdings Corp		3.500	06/18/22	412,246
1,140,000		Northern Trust Corp		3.950	10/30/25	1,240,498
3,500,000		PNC Bank NA		2.600	07/21/20	3,513,671
1,275,000		PNC Bank NA		2.450	11/05/20	1,280,699
2,500,000		PNC Financial Services Group, Inc		3.900	04/29/24	2,675,777
10,000,000	g	Royal Bank of Canada		3.350	10/22/21	10,291,286
2,900,000		Royal Bank of Canada		2.550	07/16/24	2,939,794
2,325,000		Santander Holdings USA, Inc		3.400	01/18/23	2,379,335
3,000,000	g	Skandinaviska Enskilda Banken AB		2.625	11/17/20	3,015,047
2,125,000	g	State Bank of India		4.375	01/24/24	2,250,272
1,500,000		Sumitomo Mitsui Banking Corp		2.450	01/16/20	1,501,063
3,675,000		Sumitomo Mitsui Financial Group, Inc		2.778	10/18/22	3,728,747
2,250,000		Sumitomo Mitsui Financial Group, Inc		2.696	07/16/24	2,275,555
1,350,000		SunTrust Bank		3.525	10/26/21	1,368,945
575,000		SunTrust Bank		2.750	05/01/23	585,216
1,000,000		SunTrust Bank		4.050	11/03/25	1,092,913
1,195,000		SunTrust Bank, Inc		5.050	N/A‡	1,209,292
2,700,000		Toronto-Dominion Bank		1.850	09/11/20	2,697,836
475,000	i	Toronto-Dominion Bank	USD SWAP SEMI 30/360 5 Y + 2.205%	3.625	09/15/31	490,686
196

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,500,000	g,i	Turkiye Garanti Bankasi AS.	USD SWAP SEMI 30/360 5 Y + 4.220%	6.125%	05/24/27	$2,240,250
2,300,000	g	Turkiye Is Bankasi		6.125	04/25/24	2,208,063
850,000	g	UBS AG.		2.450	12/01/20	853,044
1,775,000	g	UBS Group AG.		3.126	08/13/30	1,787,580
5,000,000		Westpac Banking Corp		2.750	01/11/23	5,102,161
1,700,000	i	Westpac Banking Corp	USD ICE SWAP RATE 11:00 NY 5 + 2.236%	4.322	11/23/31	1,797,471
		TOTAL BANKS				285,895,248

CAPITAL GOODS - 1.1%
1,300,000		Anixter, Inc		5.125	10/01/21	1,352,000
1,500,000		Anixter, Inc		6.000	12/01/25	1,657,500
325,000	g,h	Beacon Roofing Supply, Inc		4.500	11/15/26	327,438
2,000,000	g	BOC Aviation Ltd		3.000	09/11/29	1,974,013
600,000	g	Cloud Crane LLC		10.125	08/01/24	642,000
1,350,000		General Electric Co		4.125	10/09/42	1,362,737
1,300,000	g	Gold Fields Orogen Holdings BVI Ltd		5.125	05/15/24	1,373,515
2,595,000		Ingersoll-Rand Luxembourg Finance S.A.		3.800	03/21/29	2,763,160
1,590,000		John Deere Capital Corp		2.650	06/24/24	1,633,467
700,000		Lam Research Corp		3.750	03/15/26	747,167
775,000		Lam Research Corp		4.000	03/15/29	854,856
500,000	g	Land O’ Lakes, Inc		8.000	N/A‡	502,500
1,675,000		Lockheed Martin Corp		2.500	11/23/20	1,682,347
1,475,000	g	Molex Electronic Technologies LLC		2.878	04/15/20	1,477,378
375,000	g	Molex Electronic Technologies LLC		3.900	04/15/25	391,457
467,000		Mosaic Co		4.875	11/15/41	461,530
3,000,000	g	NBM US Holdings, Inc		6.625	08/06/29	3,075,000
1,925,000		Northrop Grumman Corp		3.250	01/15/28	2,020,726
725,000		Northrop Grumman Corp		4.030	10/15/47	821,863
4,615,000		Parker-Hannifin Corp		3.250	06/14/29	4,808,430
1,100,000	g	Rolls-Royce plc		2.375	10/14/20	1,101,222
400,000	g	Rolls-Royce plc		3.625	10/14/25	416,510
1,300,000		Roper Technologies, Inc		3.800	12/15/26	1,389,858
1,790,000	g	Stena AB		7.000	02/01/24	1,794,475
475,000		Textron, Inc		3.875	03/01/25	501,458
2,000,000		TransDigm, Inc		6.000	07/15/22	2,030,000
200,000		Trimble, Inc		4.900	06/15/28	217,043
5,850,000		United Technologies Corp		3.650	08/16/23	6,187,955
5,500,000		United Technologies Corp		4.125	11/16/28	6,224,038
1,725,000		United Technologies Corp		4.500	06/01/42	2,069,409
		TOTAL CAPITAL GOODS				51,861,052

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
770,000		ADT Corp		4.125	06/15/23	781,550
3,150,000		AECOM		5.875	10/15/24	3,424,050
2,866,744	g	British Airways		3.800	09/20/31	3,030,722
400,000	g	KAR Auction Services, Inc		5.125	06/01/25	414,000
775,000	g	Prime Security Services Borrower LLC		5.250	04/15/24	795,576
2,750,000	g	Prime Security Services Borrower LLC		5.750	04/15/26	2,863,575
1,000,000		Republic Services, Inc		3.550	06/01/22	1,035,373
197

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,550,000		Republic Services, Inc		2.900%	07/01/26	$1,595,055
200,000	g	Ritchie Bros Auctioneers, Inc		5.375	01/15/25	208,750
675,000		RR Donnelley & Sons Co		6.500	11/15/23	691,875
590,000	g,i	Standard Chartered plc	USD SWAP SEMI 30/360 5 Y + 6.301%	7.500	N/A‡	623,187
4,789,046		United Airlines Pass Through Trust		3.700	03/01/30	4,973,411
1,425,000		United Rentals North America, Inc		5.500	07/15/25	1,482,712
1,625,000		United Rentals North America, Inc		6.500	12/15/26	1,770,438
1,550,000		Waste Management, Inc		2.900	09/15/22	1,590,654
900,000		Waste Management, Inc		2.950	06/15/24	930,610
2,100,000		Waste Management, Inc		3.150	11/15/27	2,210,529
1,800,000		Waste Management, Inc		3.450	06/15/29	1,941,407
550,000		Waste Management, Inc		4.100	03/01/45	631,198
850,000		Waste Management, Inc		4.150	07/15/49	993,661
1,000,000	g	XPO Logistics, Inc		6.125	09/01/23	1,032,500
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				33,020,833

CONSUMER DURABLES & APPAREL - 0.3%
1,000,000		DR Horton, Inc		5.750	08/15/23	1,110,615
325,000	g	Hanesbrands, Inc		4.625	05/15/24	342,472
400,000		Leggett & Platt, Inc		4.400	03/15/29	431,092
2,250,000		Lennar Corp		4.500	04/30/24	2,370,375
1,870,000		Lennar Corp		5.875	11/15/24	2,071,025
1,600,000	g	LGI Homes, Inc		6.875	07/15/26	1,664,000
1,725,000		Newell Rubbermaid, Inc		4.200	04/01/26	1,801,985
1,800,000		Newell Rubbermaid, Inc		5.500	04/01/46	1,929,803
600,000		PulteGroup, Inc		5.500	03/01/26	655,500
		TOTAL CONSUMER DURABLES & APPAREL				12,376,867

CONSUMER SERVICES - 0.7%
8,000,000		Anheuser-Busch Cos LLC		3.650	02/01/26	8,571,788
3,095,000		Anheuser-Busch Cos LLC		4.900	02/01/46	3,681,805
600,000		Boyd Gaming Corp		6.375	04/01/26	636,000
900,000		Boyd Gaming Corp		6.000	08/15/26	949,417
1,200,000	g	Cott Holdings, Inc		5.500	04/01/25	1,245,036
585,000		Hilton Domestic Operating Co, Inc		5.125	05/01/26	614,250
1,070,000	g	International Game Technology		6.250	02/15/22	1,129,136
2,070,000	g	International Game Technology		6.500	02/15/25	2,297,845
675,000	g	Melco Resorts Finance Ltd		5.625	07/17/27	700,549
1,450,000	g	MGM China Holdings Ltd		5.875	05/15/26	1,518,875
1,000,000		MGM Resorts International		6.625	12/15/21	1,084,500
2,355,000		Nature Conservancy		3.333	02/01/24	2,353,083
2,745,000		Northwestern University		3.812	12/01/50	2,885,683
1,400,000		Sands China Ltd		5.400	08/08/28	1,576,926
325,000	g	Scientific Games International, Inc		5.000	10/15/25	335,335
1,000,000	g	ServiceMaster Co LLC		5.125	11/15/24	1,037,500
1,335,000		Speedway Motorsports, Inc		5.125	02/01/23	1,355,025
		TOTAL CONSUMER SERVICES				31,972,753

DIVERSIFIED FINANCIALS - 4.3%
2,000,000		AerCap Ireland Capital DAC		4.625	07/01/22	2,111,927
198

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$900,000		AerCap Ireland Capital DAC		3.650%	07/21/27	$916,981
3,200,000		American Express Co		2.500	08/01/22	3,232,333
2,312,000		American Express Co		3.700	08/03/23	2,436,049
975,000		Ameriprise Financial, Inc		3.000	03/22/22	993,110
1,500,000		Australia & New Zealand Banking Group Ltd		2.625	05/19/22	1,526,308
1,380,000	g,i	Banco Mercantil del Norte S.A.	DGS5 + 4.967%	6.750	N/A‡	1,378,344
5,000,000	g	Bank of Montreal		2.500	01/11/22	5,066,610
1,275,000	i	Bank of Montreal	USD SWAP SEMI 30/360 5 Y + 1.432%	3.803	12/15/32	1,322,341
2,850,000	g,i	BBVA Bancomer S.A.	DGS5 + 2.650%	5.125	01/18/33	2,714,625
2,775,000		Berkshire Hathaway, Inc		3.125	03/15/26	2,931,990
500,000	g	BPCE S.A.		4.000	09/12/23	526,682
1,300,000	g	BPCE S.A.		4.625	07/11/24	1,385,518
435,000	g	BPCE S.A.		4.500	03/15/25	462,206
3,500,000	g,i	Caelus Re V Ltd	US Treasury Bill 3 M + 3.130%	4.937	06/05/20	3,357,550
1,055,000		Capital One Financial Corp		3.750	03/09/27	1,109,551
995,000		Capital One Financial Corp		5.550	N/A‡	1,006,443
2,850,000	g	Comcel Trust		6.875	02/06/24	2,935,500
2,500,000	g	Credit Suisse Group AG.		2.997	12/14/23	2,523,658
775,000	g	Credit Suisse Group AG.		4.282	01/09/28	833,363
4,000,000	g,i	Credit Suisse Group AG.	DGS5 + 4.822%	6.375	N/A‡	4,140,000
4,075,000		Credit Suisse Group Funding Guernsey Ltd		3.800	06/09/23	4,255,124
2,325,000		Credit Suisse Group Funding Guernsey Ltd		3.750	03/26/25	2,443,221
830,000	g	Danske Bank AS		5.375	01/12/24	911,784
2,350,000		Deutsche Bank AG.		3.950	02/27/23	2,383,932
1,550,000		Ford Motor Credit Co LLC		2.425	06/12/20	1,546,122
1,000,000		Ford Motor Credit Co LLC		5.750	02/01/21	1,033,788
1,775,000		Ford Motor Credit Co LLC		3.096	05/04/23	1,742,258
1,140,000		Ford Motor Credit Co LLC		5.584	03/18/24	1,212,513
1,050,000		Ford Motor Credit Co LLC		3.815	11/02/27	995,751
10,000,000		GE Capital International Funding Co		2.342	11/15/20	9,975,657
1,775,000		GE Capital International Funding Co		3.373	11/15/25	1,811,072
1,400,000		GE Capital International Funding Co		4.418	11/15/35	1,468,475
115,000		General Electric Capital Corp		6.875	01/10/39	152,211
1,800,000		General Motors Financial Co, Inc		5.650	01/17/29	1,984,876
7,600,000		Goldman Sachs Group, Inc		2.625	04/25/21	7,645,971
660,000		Goldman Sachs Group, Inc		5.250	07/27/21	695,449
2,230,000		Goldman Sachs Group, Inc		5.750	01/24/22	2,402,654
1,250,000		Goldman Sachs Group, Inc		4.000	03/03/24	1,333,774
1,050,000		Goldman Sachs Group, Inc		3.500	01/23/25	1,095,497
10,625,000		Goldman Sachs Group, Inc		3.691	06/05/28	11,154,732
2,800,000		Goldman Sachs Group, Inc		3.814	04/23/29	2,968,477
1,300,000		Goldman Sachs Group, Inc		4.017	10/31/38	1,398,658
1,425,000		Goldman Sachs Group, Inc		4.800	07/08/44	1,706,089
5,050,000		Goldman Sachs Group, Inc		5.500	N/A‡	5,302,500
2,000,000	g	GrupoSura Finance S.A.		5.500	04/29/26	2,222,500
2,000,000	g	High Street Funding Trust I		4.111	02/15/28	2,150,000
1,000,000		Icahn Enterprises LP		5.875	02/01/22	1,010,625
2,000,000		Icahn Enterprises LP		6.250	02/01/22	2,052,000
2,000,000		ICICI Bank Ltd		3.125	08/12/20	2,005,679
2,650,000	g	ICICI Bank Ltd		3.800	12/14/27	2,737,035
2,000,000		International Lease Finance Corp		5.875	08/15/22	2,191,297
199

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$425,000		Legg Mason, Inc		3.950%	07/15/24	$449,976
1,550,000		Morgan Stanley		5.500	07/28/21	1,644,189
6,550,000		Morgan Stanley		3.125	01/23/23	6,719,088
6,000,000		Morgan Stanley		3.737	04/24/24	6,265,866
4,700,000		Morgan Stanley		3.700	10/23/24	4,979,131
1,250,000		Morgan Stanley		2.720	07/22/25	1,264,423
7,925,000		Morgan Stanley		3.125	07/27/26	8,161,817
1,480,000		Morgan Stanley		3.950	04/23/27	1,563,985
400,000		Navient Corp		6.625	07/26/21	420,000
350,000		Navient Corp		6.750	06/15/26	357,980
1,715,000	g	Quicken Loans, Inc		5.250	01/15/28	1,769,880
5,000,000	g,i	Sanders Re Ltd	LIBOR 6 M + 2.990%	4.734	12/06/21	4,902,000
5,775,000		Shire Acquisitions Investments Ireland DAC		3.200	09/23/26	5,959,715
870,000	g,i	Societe Generale SA	USD SWAP SEMI 30/360 5 Y + 3.929%	6.750	N/A‡	886,313
600,000		Springleaf Finance Corp		6.125	03/15/24	645,750
700,000	g,i	Swiss Re Finance Luxembourg SA	DGS5 + 3.582%	5.000	04/02/49	772,771
55,000		Synchrony Financial		2.850	07/25/22	55,485
3,000,000		Synchrony Financial		4.250	08/15/24	3,165,217
1,325,000		TD Ameritrade Holding Corp		3.300	04/01/27	1,391,715
1,875,000	g	UBS Group Funding Switzerland AG.		2.859	08/15/23	1,895,792
1,975,000		Unilever Capital Corp		2.900	05/05/27	2,064,671
1,700,000	g,i	United Overseas Bank Ltd	DGS5 + 1.500%	3.750	04/15/29	1,763,347
1,355,000		Wells Fargo & Co		4.600	04/01/21	1,404,271
15,850,000		Wells Fargo & Co		2.625	07/22/22	16,026,338
2,075,000		Wells Fargo & Co		3.750	01/24/24	2,197,528
1,050,000		Wells Fargo & Co		3.550	09/29/25	1,110,839
2,800,000		Wells Fargo & Co		3.000	04/22/26	2,871,567
		TOTAL DIVERSIFIED FINANCIALS				205,610,464

ENERGY - 3.8%
1,450,000	g	Abu Dhabi Crude Oil Pipeline LLC		4.600	11/02/47	1,690,916
600,000		AmeriGas Partners LP		5.625	05/20/24	642,375
400,000		AmeriGas Partners LP		5.875	08/20/26	438,620
1,000,000		AmeriGas Partners LP		5.750	05/20/27	1,077,500
2,675,000	g	Antero Midstream Partners LP		5.750	03/01/27	2,226,884
700,000		Apache Corp		4.750	04/15/43	672,414
300,000	g	APT Pipelines Ltd		4.250	07/15/27	322,631
3,950,000	g	Archrock Partners LP / Archrock Partners Finance Corp		6.875	04/01/27	4,191,779
1,185,000		Baker Hughes a GE Co LLC		2.773	12/15/22	1,204,774
825,000		BP Capital Markets America, Inc		2.520	09/19/22	834,955
630,000		BP Capital Markets America, Inc		3.224	04/14/24	656,153
1,000,000		BP Capital Markets America, Inc		3.796	09/21/25	1,080,557
4,500,000		BP Capital Markets America, Inc		3.588	04/14/27	4,804,780
850,000		BP Capital Markets plc		2.520	09/19/22	859,130
1,425,000		BP Capital Markets plc		3.279	09/19/27	1,500,132
173,000	†	California Resources Corp		6.000	11/15/24	60,550
500,000		Calumet Specialty Products Partners LP		7.625	01/15/22	482,500
550,000		Calumet Specialty Products Partners LP		7.750	04/15/23	510,125
2,450,000		Cenovus Energy, Inc		4.250	04/15/27	2,554,554
300,000		Cheniere Corpus Christi Holdings LLC		7.000	06/30/24	344,625
200

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$750,000		Cheniere Corpus Christi Holdings LLC	5.875%	03/31/25	$834,375
2,250,000		Cheniere Energy Partners LP	5.625	10/01/26	2,387,587
775,000		Cimarex Energy Co	3.900	05/15/27	789,230
2,100,000	†,q	Cloud Peak Energy Resources LLC	12.000	11/01/21	525,000
45,000		ConocoPhillips Co	6.500	02/01/39	65,117
2,325,000		Crestwood Midstream Partners LP	5.750	04/01/25	2,388,937
2,500,000	g	Denbury Resources, Inc	7.750	02/15/24	1,931,250
1,975,000		Ecopetrol S.A.	5.875	05/28/45	2,319,835
1,450,000		Energy Transfer Operating LP	5.250	04/15/29	1,635,710
2,100,000		Energy Transfer Operating LP	6.250	04/15/49	2,549,732
6,420,000		Energy Transfer Partners LP	3.600	02/01/23	6,595,329
5,930,000		Energy Transfer Partners LP	4.200	09/15/23	6,238,660
1,675,000		Energy Transfer Partners LP	4.750	01/15/26	1,815,941
2,000,000		Energy Transfer Partners LP	4.950	06/15/28	2,198,488
750,000		Ensco plc	5.200	03/15/25	408,750
1,105,000		Enterprise Products Operating LLC	2.800	02/15/21	1,115,427
1,025,000		Enterprise Products Operating LLC	3.700	02/15/26	1,089,637
1,550,000		Enterprise Products Operating LLC	3.125	07/31/29	1,585,186
750,000		Enterprise Products Operating LLC	4.900	05/15/46	870,126
1,025,000		Enterprise Products Operating LLC	4.250	02/15/48	1,102,738
1,600,000		Enterprise Products Operating LLC	4.800	02/01/49	1,856,390
1,105,000		Enterprise Products Operating LLC	4.200	01/31/50	1,181,569
2,250,000	g	Gazprom OAO Via Gaz Capital S.A.	5.150	02/11/26	2,446,636
2,175,000		Genesis Energy LP	6.500	10/01/25	2,120,625
3,750,000		Genesis Energy LP	6.250	05/15/26	3,609,375
1,425,000	g	Hess Infrastructure Partners LP	5.625	02/15/26	1,489,125
1,700,000	g	KazMunayGas National Co JSC	5.375	04/24/30	1,909,847
940,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	1,077,557
1,000,000		Kinder Morgan, Inc	3.450	02/15/23	1,031,370
400,000		Kinder Morgan, Inc	5.300	12/01/34	459,517
975,000		Marathon Oil Corp	2.700	06/01/20	976,908
2,200,000		Marathon Petroleum Corp	3.800	04/01/28	2,293,476
225,000	g	MPLX LP	6.375	05/01/24	236,027
550,000	g	MPLX LP	5.250	01/15/25	580,524
1,475,000		MPLX LP	4.875	06/01/25	1,622,841
2,900,000		MPLX LP	4.000	03/15/28	3,023,842
3,125,000		MPLX LP	4.500	04/15/38	3,240,891
1,550,000		MPLX LP	4.700	04/15/48	1,619,046
1,375,000		Murphy Oil Corp	6.875	08/15/24	1,436,875
500,000		Murphy Oil USA, Inc	6.000	08/15/23	510,400
450,000		Murphy Oil USA, Inc	5.625	05/01/27	474,750
300,000		Noble Energy, Inc	3.900	11/15/24	314,528
2,350,000		Noble Energy, Inc	3.850	01/15/28	2,439,263
2,075,000		Noble Energy, Inc	5.050	11/15/44	2,264,849
800,000		Occidental Petroleum Corp	5.550	03/15/26	904,561
3,975,000		Occidental Petroleum Corp	3.500	08/15/29	4,035,987
2,125,000		Occidental Petroleum Corp	4.300	08/15/39	2,181,227
2,100,000		Occidental Petroleum Corp	4.500	07/15/44	2,136,608
2,500,000		ONEOK, Inc	4.000	07/13/27	2,616,786
3,050,000		ONEOK, Inc	4.350	03/15/29	3,263,470
5,740,000		ONEOK, Inc	3.400	09/01/29	5,680,741
850,000	g	Pertamina Persero PT	3.650	07/30/29	875,228
2,425,000	g	Peru LNG Srl	5.375	03/22/30	2,515,937
201

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,314,000	g	Petrobras Global Finance BV	5.093%	01/15/30	$2,413,849
2,000,000		Petrobras Global Finance BV	6.900	03/19/49	2,294,000
705,000		Petro-Canada	6.800	05/15/38	985,639
2,800,000		Petroleos Mexicanos	6.500	03/13/27	2,914,800
1,250,000		Petroleos Mexicanos	5.350	02/12/28	1,194,537
1,992,000	g,h	Petroleos Mexicanos	6.840	01/23/30	2,060,126
1,425,000		Phillips 66 Partners LP	3.550	10/01/26	1,469,769
625,000		Phillips 66 Partners LP	3.150	12/15/29	615,046
1,025,000		Phillips 66 Partners LP	4.680	02/15/45	1,100,401
800,000		Pioneer Natural Resources Co	7.500	01/15/20	811,107
800,000		Regency Energy Partners LP	5.750	09/01/20	817,765
475,000		Regency Energy Partners LP	4.500	11/01/23	503,405
2,500,000	g	Reliance Industries Ltd	3.667	11/30/27	2,610,525
1,775,000	g	Rio Oil Finance Trust	8.200	04/06/28	2,032,375
705,000		Sabine Pass Liquefaction LLC	5.875	06/30/26	808,216
1,950,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	2,067,304
1,300,000		Shell International Finance BV	3.250	05/11/25	1,377,322
1,350,000		Shell International Finance BV	4.000	05/10/46	1,561,840
1,400,000		SM Energy Co	6.125	11/15/22	1,341,690
2,275,000		SM Energy Co	6.625	01/15/27	1,956,500
800,000		Spectra Energy Partners LP	3.500	03/15/25	832,126
1,400,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,449,322
600,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	654,574
500,000		Sunoco LP	4.875	01/15/23	513,125
540,000		Targa Resources Partners LP	4.250	11/15/23	544,050
1,500,000		Targa Resources Partners LP	5.875	04/15/26	1,584,375
525,000	g	Targa Resources Partners LP	6.500	07/15/27	572,822
1,550,000	g	Targa Resources Partners LP	6.875	01/15/29	1,693,483
160,000		Tesoro Logistics LP	5.500	10/15/19	160,168
5,200,000		TransCanada PipeLines Ltd	4.250	05/15/28	5,749,545
1,668,750	g	Transocean Guardian Ltd	5.875	01/15/24	1,677,094
1,691,000	g	Transocean Pontus Ltd	6.125	08/01/25	1,716,365
2,500,000	g	Tullow Oil plc	7.000	03/01/25	2,541,250
1,600,000		USA Compression Partners LP	6.875	04/01/26	1,660,000
1,075,000	g	USA Compression Partners LP	6.875	09/01/27	1,109,937
1,550,000		Valero Energy Partners LP	4.500	03/15/28	1,694,159
225,000		Williams Partners LP	4.900	01/15/45	237,916
58,000		WPX Energy, Inc	8.250	08/01/23	65,250
775,000		WPX Energy, Inc	5.750	06/01/26	794,375
2,100,000	g	YPF S.A.	6.950	07/21/27	1,598,520
		TOTAL ENERGY			184,814,457

FOOD & STAPLES RETAILING - 1.0%
860,000		Albertsons Cos LLC	6.625	06/15/24	900,850
4,800,000		CVS Health Corp	2.625	08/15/24	4,816,568
4,350,000		CVS Health Corp	2.875	06/01/26	4,355,331
5,270,000		CVS Health Corp	4.300	03/25/28	5,700,097
3,250,000		CVS Health Corp	3.250	08/15/29	3,267,792
5,175,000		CVS Health Corp	4.780	03/25/38	5,704,930
2,425,000		CVS Health Corp	5.050	03/25/48	2,757,789
2,400,000		Ingles Markets, Inc	5.750	06/15/23	2,451,000
1,150,000		Kroger Co	3.700	08/01/27	1,215,351
202

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$325,000		Kroger Co		4.450%	02/01/47	$335,476
675,000		SYSCO Corp		3.300	07/15/26	703,274
5,700,000		Walmart, Inc		3.700	06/26/28	6,323,001
2,350,000		Walmart, Inc		3.250	07/08/29	2,539,838
4,075,000		Walmart, Inc		2.375	09/24/29	4,105,922
1,550,000		Walmart, Inc		3.950	06/28/38	1,807,988
		TOTAL FOOD & STAPLES RETAILING				46,985,207

FOOD, BEVERAGE & TOBACCO - 1.2%
1,725,000		Altria Group, Inc		4.800	02/14/29	1,891,683
1,400,000		Altria Group, Inc		5.950	02/14/49	1,646,966
6,319,000		Anheuser-Busch InBev Finance, Inc		2.650	02/01/21	6,378,735
1,573,000		Anheuser-Busch InBev Finance, Inc		3.300	02/01/23	1,635,214
5,580,000		Anheuser-Busch InBev Worldwide, Inc		4.750	01/23/29	6,497,946
1,500,000		Anheuser-Busch InBev Worldwide, Inc		5.450	01/23/39	1,897,780
1,975,000	g	BRF S.A.		4.875	01/24/30	1,950,312
2,950,000		Campbell Soup Co		3.300	03/15/21	2,992,471
1,400,000		ConAgra Brands, Inc		4.850	11/01/28	1,587,258
450,000		Constellation Brands, Inc		4.400	11/15/25	497,591
2,100,000		Constellation Brands, Inc		3.600	02/15/28	2,217,628
1,800,000	g	Corp Lindley S.A.		4.625	04/12/23	1,892,268
3,125,000	g	Cosan Ltd		5.500	09/20/29	3,207,813
1,650,000		Diageo Capital plc		2.125	10/24/24	1,649,522
1,275,000		Diageo Capital plc		3.875	05/18/28	1,422,179
2,425,000		Diageo Capital plc		2.375	10/24/29	2,403,078
2,000,000	g	Grupo Bimbo SAB de C.V.		4.700	11/10/47	2,115,400
1,800,000	g,i	Grupo Bimbo SAB de C.V.	DGS5 + 3.280%	5.950	N/A‡	1,893,600
1,000,000		Kellogg Co		3.400	11/15/27	1,048,733
2,300,000	g	Kraft Heinz Foods Co		3.750	04/01/30	2,322,070
213,000	g	Lamb Weston Holdings, Inc		4.625	11/01/24	224,161
2,725,000	g	MHP Lux S.A.		6.950	04/03/26	2,821,080
775,000		PepsiCo, Inc		3.450	10/06/46	835,822
100,000		Philip Morris International, Inc		6.375	05/16/38	137,620
650,000		Tyson Foods, Inc		3.900	09/28/23	688,773
1,075,000		Tyson Foods, Inc		3.950	08/15/24	1,151,386
1,325,000		Tyson Foods, Inc		3.550	06/02/27	1,404,275
1,425,000		Tyson Foods, Inc		5.100	09/28/48	1,730,067
		TOTAL FOOD, BEVERAGE & TOBACCO				56,141,431

HEALTH CARE EQUIPMENT & SERVICES - 0.9%
3,500,000		Anthem, Inc		3.650	12/01/27	3,683,308
3,016,000		Becton Dickinson & Co		3.700	06/06/27	3,195,440
1,200,000		Boston Scientific Corp		4.000	03/01/29	1,326,679
755,000	g	Centene Escrow I Corp		5.375	06/01/26	790,862
750,000	g	CHS/Community Health Systems		8.000	03/15/26	748,125
375,000		Covidien International Finance S.A.		3.200	06/15/22	386,137
5,000,000		Duke University Health System, Inc		3.920	06/01/47	5,807,454
848,000		Encompass Health Corp		5.750	11/01/24	856,862
330,000		HCA, Inc		5.875	02/01/29	369,188
5,320,000		HCA, Inc		5.500	06/15/47	6,014,587
132,000		Medtronic, Inc		4.625	03/15/45	169,412
50,000		Quest Diagnostics, Inc		4.250	04/01/24	53,542
203

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,800,000	g	SBA Tower Trust	2.836%	01/15/25	$5,807,719
1,200,000		Tenet Healthcare Corp	4.625	07/15/24	1,233,276
880,000	g	Tenet Healthcare Corp	6.250	02/01/27	915,112
1,450,000		Tenet Healthcare Corp	6.875	11/15/31	1,319,500
1,035,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	1,066,258
2,650,000		UnitedHealth Group, Inc	2.950	10/15/27	2,736,104
70,000		UnitedHealth Group, Inc	4.750	07/15/45	84,997
1,400,000		UnitedHealth Group, Inc	3.750	10/15/47	1,497,513
2,000,000		UnitedHealth Group, Inc	3.700	08/15/49	2,120,314
550,000		Zimmer Biomet Holdings, Inc	3.700	03/19/23	573,098
1,290,000		Zimmer Holdings, Inc	3.550	04/01/25	1,354,536
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			42,110,023

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
405,000	g	First Quality Finance Co, Inc	4.625	05/15/21	405,000
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			405,000

INSURANCE - 1.1%
3,600,000		ACE INA Holdings, Inc	2.875	11/03/22	3,690,299
150,000		Aetna, Inc	6.625	06/15/36	194,908
53,000		Aflac, Inc.	6.450	08/15/40	73,784
1,500,000		Allstate Corp	3.850	08/10/49	1,661,662
550,000		American Financial Group, Inc	3.500	08/15/26	565,001
2,775,000		American International Group, Inc	3.900	04/01/26	2,955,264
1,150,000		American International Group, Inc	4.200	04/01/28	1,254,241
1,325,000		Aon Corp	3.750	05/02/29	1,414,194
3,275,000		Aon plc	3.500	06/14/24	3,454,979
400,000		Berkshire Hathaway Finance Corp	4.250	01/15/49	474,160
700,000		CNA Financial Corp	3.950	05/15/24	751,310
1,665,000		CNA Financial Corp	3.450	08/15/27	1,726,165
200,000		CNA Financial Corp	3.900	05/01/29	216,137
3,770,000	g	Cranberry RE Ltd	3.633	07/13/20	3,775,655
3,025,000	g	Five Corners Funding Trust	4.419	11/15/23	3,270,456
585,000		Genworth Holdings, Inc	4.800	02/15/24	538,200
1,650,000		Hartford Financial Services Group, Inc	2.800	08/19/29	1,644,724
250,000		Hartford Financial Services Group, Inc	4.300	04/15/43	277,720
1,000,000		Hartford Financial Services Group, Inc	3.600	08/19/49	1,006,380
1,800,000		Humana, Inc	3.950	03/15/27	1,911,704
144,000	g	Liberty Mutual Group, Inc	4.250	06/15/23	152,697
1,521,000	g	Liberty Mutual Group, Inc	4.569	02/01/29	1,697,510
325,000	g	Liberty Mutual Group, Inc	4.500	06/15/49	361,077
1,215,000		Lincoln National Corp	4.000	09/01/23	1,287,146
600,000		Lincoln National Corp	3.800	03/01/28	634,524
700,000		Markel Corp	3.500	11/01/27	715,779
475,000		Marsh & McLennan Cos, Inc	3.500	06/03/24	501,006
375,000		Marsh & McLennan Cos, Inc	3.500	03/10/25	396,449
875,000		MetLife, Inc	3.600	11/13/25	945,063
500,000		Orlando Health Obligated Group	2.981	10/01/20	501,460
500,000		Prudential Financial, Inc	3.905	12/07/47	537,189
300,000	g	Prudential Funding LLC	6.750	09/15/23	346,058
1,050,000		Reinsurance Group of America, Inc	3.900	05/15/29	1,117,474
204

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,500,000	g,i	Residential Reinsurance 2016 Ltd	US Treasury Bill 3 M + 3.370%	5.177%	06/06/20	$2,514,750
2,250,000	g,i	Residential Reinsurance 2017 Ltd	US Treasury Bill 3 M + 3.170%	4.977	06/06/21	2,244,150
1,330,000		Verisk Analytics, Inc		4.125	03/15/29	1,465,723
2,200,000	g,i	Vitality Re X Ltd		3.557	01/10/23	2,203,520
925,000		Voya Financial, Inc	DGS5 + 3.358%	6.125	N/A‡	980,500
800,000	g	WellCare Health Plans, Inc		5.375	08/15/26	853,840
850,000		Willis North America, Inc		3.600	05/15/24	883,371
150,000		WR Berkley Corp		5.375	09/15/20	154,366
1,515,000		XLIT Ltd		4.450	03/31/25	1,645,491
		TOTAL INSURANCE				52,996,086

MATERIALS - 1.4%
1,200,000		3M Co		3.250	08/26/49	1,204,488
1,400,000		Agrium, Inc		3.375	03/15/25	1,395,363
675,000		Albemarle Corp		5.450	12/01/44	766,543
200,000	g	Alcoa Nederland Holding BV		6.750	09/30/24	210,250
200,000	g	Alcoa Nederland Holding BV		7.000	09/30/26	217,006
425,000	g	American Woodmark Corp		4.875	03/15/26	428,188
1,365,000		ArcelorMittal		6.250	02/25/22	1,476,575
270,000	g	Bemis Co, Inc		3.100	09/15/26	265,185
2,500,000	g	Celulosa Arauco y Constitucion S.A.		4.250	04/30/29	2,596,900
495,000		Chemours Co		5.375	05/15/27	426,952
2,900,000	g	Corp Nacional del Cobre de Chile-CODELCO		3.625	08/01/27	3,053,816
2,000,000	g	Corp Nacional del Cobre de Chile-CODELCO		3.700	01/30/50	2,002,200
675,000	g	CRH America Finance, Inc		3.400	05/09/27	697,313
805,000		DowDuPont, Inc		4.493	11/15/25	889,215
4,660,000		DowDuPont, Inc		4.725	11/15/28	5,335,103
1,075,000	g	Industrias Penoles SAB de C.V.		4.150	09/12/29	1,079,031
50,000		International Paper Co		8.700	06/15/38	73,661
1,500,000		International Paper Co		5.150	05/15/46	1,690,589
1,925,000		International Paper Co		4.350	08/15/48	1,997,933
2,875,000	g	Inversiones CMPC S.A.		4.375	04/04/27	3,043,932
630,000	g	James Hardie International Finance DAC		4.750	01/15/25	648,900
2,300,000	g	Klabin Austria GmbH		5.750	04/03/29	2,409,250
1,800,000	g	Klabin Finance S.A.		4.875	09/19/27	1,829,268
1,400,000	g	Midwest Connector Capital Co LLC		3.900	04/01/24	1,474,766
1,400,000	g	Midwest Connector Capital Co LLC		4.625	04/01/29	1,538,376
3,000,000	g	Nova Chemicals Corp		4.875	06/01/24	3,085,050
1,125,000		Nutrien Ltd		3.375	03/15/25	1,165,696
2,500,000	g	OCI NV		6.625	04/15/23	2,615,448
1,700,000	g	OCP S.A.		6.875	04/25/44	2,107,052
1,025,000		Olin Corp		5.125	09/15/27	1,048,063
2,400,000	g	Owens-Brockway Glass Container, Inc		5.875	08/15/23	2,547,000
2,000,000		Rio Tinto Finance USA Ltd		3.750	06/15/25	2,148,784
2,450,000	g	SABIC Capital II BV		4.500	10/10/28	2,723,872
1,075,000		SASOL Financing USA LLC		6.500	09/27/28	1,188,418
1,500,000	g	Sociedad Quimica y Minera de Chile S.A.		4.250	05/07/29	1,595,250
2,450,000		Steel Dynamics, Inc		5.250	04/15/23	2,492,875
1,000,000		Suzano Austria GmbH		6.000	01/15/29	1,087,000
300,000		Suzano Austria GmbH		5.000	01/15/30	300,810
1,325,000	g	Suzano Austria GmbH		7.000	03/16/47	1,510,500
205

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000	g	Tronox Finance plc	5.750%	10/01/25	$1,891,500
2,085,000	g	Tronox, Inc	6.500	04/15/26	1,985,963
400,000		Westlake Chemical Corp	3.600	08/15/26	413,077
820,000		WestRock RKT LLC	4.900	03/01/22	867,535
		TOTAL MATERIALS			67,524,696

MEDIA & ENTERTAINMENT - 1.8%
725,000		AMC Networks, Inc	4.750	08/01/25	747,656
425,000		CBS Corp	2.900	06/01/23	430,903
850,000		CBS Corp	2.900	01/15/27	842,771
525,000		CBS Corp	3.375	02/15/28	537,597
1,000,000	g	CBS Radio, Inc	7.250	11/01/24	1,035,000
3,000,000	g	CCO Holdings LLC	5.875	04/01/24	3,130,380
1,075,000		Charter Communications Operating LLC	3.579	07/23/20	1,084,619
2,450,000		Charter Communications Operating LLC	4.908	07/23/25	2,692,496
1,700,000		Charter Communications Operating LLC	3.750	02/15/28	1,744,575
2,500,000		Charter Communications Operating LLC	5.375	05/01/47	2,720,480
1,465,000		Charter Communications Operating LLC	5.125	07/01/49	1,560,705
1,800,000		Comcast Corp	3.700	04/15/24	1,919,198
2,900,000		Comcast Corp	3.950	10/15/25	3,157,515
4,750,000		Comcast Corp	2.350	01/15/27	4,727,863
1,400,000		Comcast Corp	3.150	02/15/28	1,459,617
5,000,000		Comcast Corp	4.150	10/15/28	5,610,113
2,975,000		Comcast Corp	3.200	07/15/36	3,051,138
1,000,000		Comcast Corp	3.900	03/01/38	1,107,016
755,000		Comcast Corp	6.400	05/15/38	1,072,056
1,000,000		CSC Holdings LLC	6.750	11/15/21	1,077,500
1,800,000	g	CSC Holdings LLC	5.750	01/15/30	1,881,216
1,100,000	g	Diamond Sports Group LLC	6.625	08/15/27	1,139,655
850,000		Discovery Communications LLC	2.950	03/20/23	863,687
2,000,000		Discovery Communications LLC	4.125	05/15/29	2,106,875
940,000	g	Empresa de Transmision Electrica S.A.	5.125	05/02/49	1,080,413
150,000	g	Entercom Media Corp	6.500	05/01/27	156,750
325,000	g	EW Scripps Co	5.125	05/15/25	325,813
2,400,000	g	Gray Escrow, Inc	7.000	05/15/27	2,636,880
1,400,000	g	Gray Television, Inc	5.875	07/15/26	1,456,000
2,785,000		Grupo Televisa SAB	6.625	01/15/40	3,483,481
400,000		Grupo Televisa SAB	5.250	05/24/49	437,739
2,500,000	g	International Airport Finance S.A.	12.000	03/15/33	2,771,875
1,000,000		Lamar Media Corp	5.000	05/01/23	1,018,750
775,000	g	Lima Metro Line 2 Finance Ltd	4.350	04/05/36	824,406
1,850,000	g	Lions Gate Capital Holdings LLC	5.875	11/01/24	1,900,875
1,650,000	h	LYB International Finance III LLC	4.200	10/15/49	1,633,406
3,000,000	g	Medco Oak Tree Pte Ltd	7.375	05/14/26	3,023,907
975,000		Meredith, Corp	6.875	02/01/26	990,844
500,000	g	MMK International Capital DAC	4.375	06/13/24	522,459
540,000		NBC Universal Media LLC	6.400	04/30/40	770,532
925,000	g	Nielsen Finance LLC	5.000	04/15/22	927,590
300,000		Outfront Media Capital LLC	5.625	02/15/24	308,625
5,000,000	g	Saudi Arabian Oil Co	3.500	04/16/29	5,218,289
2,700,000	g	Sirius XM Radio, Inc	5.375	07/15/26	2,834,622
160,000	g	Tegna, Inc	5.500	09/15/24	164,800
206

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$800,000	g	Telenet Finance Luxembourg	5.500%	03/01/28	$837,839
1,500,000		Time Warner Cable LLC	5.875	11/15/40	1,678,416
475,000		Time Warner Cable LLC	4.500	09/15/42	467,111
1,500,000	g	Vedanta Resources Finance II plc	9.250	04/23/26	1,490,625
600,000		Viacom, Inc	5.850	09/01/43	737,913
125,000	g	Walt Disney Co	7.625	11/30/28	175,870
3,400,000		Walt Disney Co	2.000	09/01/29	3,310,987
90,000	g	Walt Disney Co	6.550	03/15/33	127,728
		TOTAL MEDIA & ENTERTAINMENT			87,015,176

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
1,225,000		Abbott Laboratories	3.875	09/15/25	1,332,359
1,247,000		Abbott Laboratories	3.750	11/30/26	1,358,787
450,000		Abbott Laboratories	5.300	05/27/40	577,483
850,000		AbbVie, Inc	2.850	05/14/23	864,758
450,000		AbbVie, Inc	3.600	05/14/25	467,938
3,725,000		AbbVie, Inc	3.200	05/14/26	3,793,092
2,060,000		AbbVie, Inc	4.250	11/14/28	2,236,983
1,450,000		AbbVie, Inc	4.400	11/06/42	1,496,349
580,000		AbbVie, Inc	4.450	05/14/46	601,152
2,625,000		Actavis Funding SCS	3.800	03/15/25	2,749,031
1,150,000		AstraZeneca plc	3.125	06/12/27	1,196,578
2,000,000	g	Bausch Health Companies, Inc	6.500	03/15/22	2,067,500
300,000	g	Bausch Health Cos, Inc	5.750	08/15/27	324,249
4,725,000	g	Bristol-Myers Squibb Co	3.400	07/26/29	5,052,045
4,500,000	g	Bristol-Myers Squibb Co	4.250	10/26/49	5,240,130
625,000		Celgene Corp	3.875	08/15/25	674,708
3,150,000		Celgene Corp	3.450	11/15/27	3,343,755
1,725,000		Gilead Sciences, Inc	2.950	03/01/27	1,779,015
450,000		Gilead Sciences, Inc	4.000	09/01/36	503,571
1,500,000		Gilead Sciences, Inc	4.150	03/01/47	1,672,342
2,000,000		Johnson & Johnson	2.900	01/15/28	2,103,954
900,000		Johnson & Johnson	3.400	01/15/38	973,485
1,450,000		Mylan, Inc	4.550	04/15/28	1,544,601
1,900,000		Novartis Capital Corp	3.000	11/20/25	2,000,133
5,300,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	3,710,000
690,000		Teva Pharmaceutical Finance Netherlands III BV	6.750	03/01/28	565,800
455,000	g	Valeant Pharmaceuticals International, Inc	5.500	03/01/23	460,688
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			48,690,486

REAL ESTATE - 1.1%
350,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	374,785
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	485,316
6,000,000		American Tower Corp	3.300	02/15/21	6,085,227
1,200,000		American Tower Corp	3.000	06/15/23	1,227,543
875,000		American Tower Corp	5.000	02/15/24	966,872
1,425,000		American Tower Corp	2.950	01/15/25	1,455,895
475,000		American Tower Corp	3.375	10/15/26	494,558
1,200,000		American Tower Corp	3.600	01/15/28	1,264,691
2,200,000		American Tower Corp	3.800	08/15/29	2,348,646
950,000		Brandywine Operating Partnership LP	4.100	10/01/24	999,359
207

TIAA-CREF FUNDS - Bond Plus Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,750,000	Brixmor Operating Partnership LP	3.850%	02/01/25	$1,830,209
525,000	Brixmor Operating Partnership LP	4.125	06/15/26	556,902
800,000	Brixmor Operating Partnership LP	3.900	03/15/27	838,791
170,000	Camden Property Trust	4.625	06/15/21	176,087
575,000	Camden Property Trust	3.150	07/01/29	598,430
575,000	Country Garden Holdings Co Ltd	4.750	09/28/23	566,828
780,000	Crown Castle International Corp	4.875	04/15/22	829,218
1,305,000	Crown Castle International Corp	3.700	06/15/26	1,382,873
775,000	Crown Castle International Corp	3.650	09/01/27	821,037
603,000	DDR Corp	3.625	02/01/25	619,470
650,000	DDR Corp	4.700	06/01/27	711,975
625,000	Digital Realty Trust LP	3.700	08/15/27	655,972
325,000	Duke Realty LP	3.250	06/30/26	336,426
625,000	Duke Realty LP	4.000	09/15/28	681,433
550,000	Equity One, Inc	3.750	11/15/22	572,691
775,000	Essex Portfolio LP	3.375	01/15/23	799,028
150,000	HCP, Inc	3.500	07/15/29	155,890
150,000	Healthcare Realty Trust, Inc	3.750	04/15/23	154,912
1,500,000	Healthcare Realty Trust, Inc	3.875	05/01/25	1,568,588
1,500,000	Healthcare Realty Trust, Inc	3.625	01/15/28	1,560,751
325,000	Healthcare Trust of America Holdings LP	3.700	04/15/23	335,963
1,225,000	Healthcare Trust of America Holdings LP	3.500	08/01/26	1,262,834
375,000	Highwoods Realty LP	3.875	03/01/27	392,920
725,000	Highwoods Realty LP	4.125	03/15/28	772,386
700,000	Highwoods Realty LP	4.200	04/15/29	751,066
460,000	Hudson Pacific Properties LP	3.950	11/01/27	481,967
675,000	Liberty Property LP	4.375	02/01/29	754,341
1,500,000	Mid-America Apartments LP	4.300	10/15/23	1,602,448
1,000,000	Mid-America Apartments LP	3.750	06/15/24	1,051,362
850,000	Mid-America Apartments LP	4.000	11/15/25	910,922
750,000	Mid-America Apartments LP	3.600	06/01/27	793,467
1,250,000	Mid-America Apartments LP	3.950	03/15/29	1,364,380
275,000	National Retail Properties, Inc	3.800	10/15/22	285,519
525,000	National Retail Properties, Inc	3.300	04/15/23	539,487
550,000	National Retail Properties, Inc	4.000	11/15/25	589,544
600,000	National Retail Properties, Inc	3.600	12/15/26	631,577
875,000	Regency Centers LP	3.900	11/01/25	931,180
925,000	Regency Centers LP	3.600	02/01/27	971,454
1,650,000	Regency Centers LP	2.950	09/15/29	1,646,578
1,750,000	Ventas Realty LP	3.000	01/15/30	1,737,242
1,150,000	Weingarten Realty Investors	3.375	10/15/22	1,177,442
450,000	Weingarten Realty Investors	3.500	04/15/23	462,077
400,000	Weingarten Realty Investors	4.450	01/15/24	424,841
925,000	Weingarten Realty Investors	3.850	06/01/25	961,100
300,000	Weingarten Realty Investors	3.250	08/15/26	301,731
	TOTAL REAL ESTATE			52,254,231

RETAILING - 0.7%
1,700,000	Asbury Automotive Group, Inc	6.000	12/15/24	1,759,500
4,500,000	AutoNation, Inc	5.500	02/01/20	4,547,178
1,090,000	AutoNation, Inc	4.500	10/01/25	1,158,435
900,000	AutoNation, Inc	3.800	11/15/27	909,903
208

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		Enable Midstream Partners LP	3.900%	05/15/24	$2,038,806
585,000		Enable Midstream Partners LP	4.150	09/15/29	563,032
1,775,000		Home Depot, Inc	2.000	04/01/21	1,779,060
2,100,000		L Brands, Inc	6.875	11/01/35	1,823,850
2,100,000		L Brands, Inc	6.750	07/01/36	1,781,535
250,000	g	Lithia Motors, Inc	5.250	08/01/25	260,625
1,515,000		O’Reilly Automotive, Inc	4.875	01/14/21	1,558,116
790,000		O’Reilly Automotive, Inc	3.550	03/15/26	833,073
1,400,000		O’Reilly Automotive, Inc	3.600	09/01/27	1,490,197
2,145,000		Penske Automotive Group, Inc	5.500	05/15/26	2,243,348
3,450,000	g	PetSmart, Inc	7.125	03/15/23	3,243,000
3,000,000	g	Staples, Inc	7.500	04/15/26	3,090,900
2,200,000		Target Corp	3.375	04/15/29	2,370,405
1,125,000		Target Corp	3.625	04/15/46	1,235,892
		TOTAL RETAILING			32,686,855

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
3,980,000		Intel Corp	2.875	05/11/24	4,136,205
975,000		Intel Corp	2.600	05/19/26	1,002,419
1,325,000		Intel Corp	3.734	12/08/47	1,480,763
1,300,000	g	NXP BV	4.875	03/01/24	1,409,778
1,460,000	g	NXP BV	3.875	06/18/26	1,535,286
700,000		Texas Instruments, Inc	2.625	05/15/24	719,508
775,000		Texas Instruments, Inc	4.150	05/15/48	950,448
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			11,234,407

SOFTWARE & SERVICES - 0.8%
825,000		Activision Blizzard, Inc	2.300	09/15/21	827,086
875,000		Activision Blizzard, Inc	3.400	09/15/26	910,005
2,000,000		Baidu, Inc	2.875	07/06/22	2,012,475
1,275,000		Baidu, Inc	4.375	05/14/24	1,360,468
1,700,000	g	Banff Merger Sub, Inc	9.750	09/01/26	1,622,650
410,000		CDK Global, Inc	5.875	06/15/26	436,138
1,199,000		Fidelity National Information Services, Inc	3.625	10/15/20	1,214,962
925,000		Fidelity National Information Services, Inc	3.750	05/21/29	1,003,670
1,000,000		Fidelity National Information Services, Inc	4.750	05/15/48	1,218,382
3,650,000		Fiserv, Inc	2.750	07/01/24	3,712,423
2,075,000		Fiserv, Inc	3.500	07/01/29	2,183,572
500,000		IHS Markit Ltd	4.125	08/01/23	526,150
1,830,000		IHS Markit Ltd	4.250	05/01/29	1,970,324
6,400,000		International Business Machines Corp	3.500	05/15/29	6,871,381
3,000,000		Microsoft Corp	2.400	08/08/26	3,060,424
1,165,000		Microsoft Corp	3.300	02/06/27	1,255,841
750,000		Microsoft Corp	4.100	02/06/37	889,550
1,180,000		Microsoft Corp	3.700	08/08/46	1,352,409
1,925,000	g	Open Text Corp	5.875	06/01/26	2,055,323
2,200,000		Oracle Corp	2.500	05/15/22	2,227,814
2,150,000		Oracle Corp	2.650	07/15/26	2,194,524
730,000	g	Sabre GLBL, Inc	5.375	04/15/23	744,600
650,000		salesforce.com, Inc	3.700	04/11/28	713,595
		TOTAL SOFTWARE & SERVICES			40,363,766
209

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
$2,025,000		Amphenol Corp	2.800%	02/15/30	$1,969,716
5,575,000		Apple, Inc	2.450	08/04/26	5,658,270
8,200,000		Apple, Inc	2.050	09/11/26	8,102,307
1,000,000		Apple, Inc	3.850	05/04/43	1,121,957
875,000		Apple, Inc	4.650	02/23/46	1,101,833
3,800,000		Broadcom Corp	3.875	01/15/27	3,819,643
1,200,000	g	CommScope, Inc	5.500	06/15/24	1,127,616
1,900,000	g	CommScope, Inc	6.000	06/15/25	1,714,750
525,000		Corning, Inc	4.375	11/15/57	541,020
2,550,000	g	Dell International LLC	4.420	06/15/21	2,629,243
650,000	g	Dell International LLC	7.125	06/15/24	686,075
2,400,000	g	Dell International LLC	5.300	10/01/29	2,611,412
2,525,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	2,654,785
875,000		Flex Ltd	4.875	06/15/29	918,730
800,000	g	L3Harris Technologies, Inc	3.850	06/15/23	842,745
2,520,000	g	Millicom International Cellular S.A.	5.125	01/15/28	2,627,352
1,500,000		Tyco Electronics Group S.A.	3.500	02/03/22	1,542,849
450,000		Tyco Electronics Group S.A.	3.700	02/15/26	475,416
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			40,145,719

TELECOMMUNICATION SERVICES - 1.8%
2,420,000		AT&T, Inc	3.800	03/15/22	2,512,253
1,000,000		AT&T, Inc	3.400	06/15/22	1,030,852
2,775,000		AT&T, Inc	3.400	05/15/25	2,897,582
950,000		AT&T, Inc	3.600	07/15/25	1,000,411
1,385,000		AT&T, Inc	3.875	01/15/26	1,469,305
1,100,000		AT&T, Inc	3.800	02/15/27	1,165,584
5,575,000		AT&T, Inc	4.350	03/01/29	6,161,118
8,375,000		AT&T, Inc	4.300	02/15/30	9,217,135
2,085,000		AT&T, Inc	4.500	05/15/35	2,288,673
4,050,000		AT&T, Inc	4.500	03/09/48	4,353,611
3,000,000	g	Bharti Airtel Ltd	4.375	06/10/25	3,099,960
1,325,000	g	C&W Senior Financing Designated Activity Co	7.500	10/15/26	1,397,875
3,200,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	3,316,000
3,000,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	2,980,045
1,425,000		Global Payments, Inc	2.650	02/15/25	1,431,059
3,075,000		Global Payments, Inc	3.200	08/15/29	3,114,596
2,150,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	2,349,767
500,000		Orange S.A.	5.375	01/13/42	642,123
1,800,000	g	Oztel Holdings SPC Ltd	6.625	04/24/28	1,812,336
1,000,000		Rogers Communications, Inc	4.350	05/01/49	1,150,799
1,875,000		Telefonica Emisiones SAU	4.103	03/08/27	2,046,940
925,000		T-Mobile USA, Inc	6.375	03/01/25	958,263
2,300,000	g	Turkcell Iletisim Hizmetleri AS.	5.800	04/11/28	2,214,275
146,000		Verizon Communications, Inc	3.376	02/15/25	154,202
4,270,000		Verizon Communications, Inc	4.329	09/21/28	4,843,526
800,000		Verizon Communications, Inc	3.875	02/08/29	878,593
963,000		Verizon Communications, Inc	4.016	12/03/29	1,070,665
9,113,000		Verizon Communications, Inc	4.272	01/15/36	10,263,478
1,300,000		Verizon Communications, Inc	3.850	11/01/42	1,394,475
665,000		Verizon Communications, Inc	4.125	08/15/46	741,387
210

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$675,000		Verizon Communications, Inc		4.522%	09/15/48	$797,100
5,405,000		Vodafone Group plc		4.375	05/30/28	5,970,712
1,000,000		Vodafone Group plc		4.250	09/17/50	1,019,301
740,000	i	Vodafone Group plc	USD SWAP SEMI 30/360 5 Y + 4.873%	7.000	04/04/79	850,962
		TOTAL TELECOMMUNICATION SERVICES				86,594,963

TRANSPORTATION - 1.0%
2,500,000	g	Adani Ports & Special Economic Zone Ltd		4.000	07/30/27	2,555,050
1,690,000	g	Airbus SE		3.150	04/10/27	1,764,832
600,000	g	Bombardier, Inc		6.125	01/15/23	611,100
1,990,000		CSX Corp		3.250	06/01/27	2,089,922
700,000		CSX Corp		3.800	03/01/28	762,865
4,015,000		CSX Corp		4.250	03/15/29	4,535,525
3,175,000		CSX Corp		2.400	02/15/30	3,102,945
2,305,000		CSX Corp		3.800	11/01/46	2,420,073
1,500,000		CSX Corp		4.300	03/01/48	1,684,785
2,350,000		CSX Corp		3.350	09/15/49	2,297,533
1,950,000		Delta Air Lines, Inc		3.625	03/15/22	2,003,182
1,575,000		Delta Air Lines, Inc		3.800	04/19/23	1,633,459
2,025,000	g	DP World Ltd		5.625	09/25/48	2,340,306
50,000		FedEx Corp		3.250	04/01/26	51,581
8,850,000		FedEx Corp		3.100	08/05/29	8,797,635
4,900,000		Kansas City Southern		2.350	05/15/20	4,901,697
1,386,907		Northwest Airlines		7.027	11/01/19	1,391,761
1,550,000		Union Pacific Corp		3.950	09/10/28	1,711,280
2,275,000		Union Pacific Corp		4.500	09/10/48	2,706,532
		TOTAL TRANSPORTATION				47,362,063

UTILITIES - 2.3%
3,400,000	g	Adani Green Energy UP Ltd		6.250	12/10/24	3,550,396
325,000		AEP Transmission Co LLC		3.100	12/01/26	339,879
350,000		AEP Transmission Co LLC		4.000	12/01/46	395,487
1,875,000	g,i	AES Gener S.A.	USD SWAP SEMI 30/360 5 Y + 4.644%	7.125	03/26/79	1,968,750
1,800,000		AGL Capital Corp		3.875	11/15/25	1,912,271
625,000		AGL Capital Corp		4.400	06/01/43	699,024
700,000		Alabama Power Co		4.150	08/15/44	794,625
1,850,000		Ameren Corp		3.650	02/15/26	1,943,966
525,000		American Water Capital Corp		3.000	12/01/26	532,633
500,000		American Water Capital Corp		4.000	12/01/46	550,149
1,475,000		American Water Capital Corp		3.750	09/01/47	1,579,417
250,000		Atmos Energy Corp		4.125	10/15/44	289,463
800,000	g	Azure Power Solar Energy Pvt Ltd		5.650	12/24/24	800,874
1,325,000		Baltimore Gas & Electric Co		3.750	08/15/47	1,431,274
1,650,000		Baltimore Gas & Electric Co		3.200	09/15/49	1,627,282
1,134,000		Berkshire Hathaway Energy Co		6.125	04/01/36	1,570,947
925,000		Black Hills Corp		4.250	11/30/23	984,187
325,000		Black Hills Corp		3.150	01/15/27	329,504
300,000		CenterPoint Energy Resources Corp		6.250	02/01/37	387,957
1,525,000	g	Cerro del Aguila S.A.		4.125	08/16/27	1,578,390
1,000,000		CMS Energy Corp		3.600	11/15/25	1,050,256
211

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$200,000		Commonwealth Edison Co		5.900%	03/15/36	$272,413
750,000		Dominion Resources, Inc		2.000	08/15/21	747,627
1,825,000		DTE Electric Co		3.750	08/15/47	2,014,812
1,175,000		Duke Energy Corp		1.800	09/01/21	1,169,713
1,725,000		Duke Energy Corp		2.650	09/01/26	1,733,203
1,175,000		Duke Energy Corp		3.750	09/01/46	1,211,787
2,800,000		Enel Chile S.A.		4.875	06/12/28	3,148,600
1,125,000		Entergy Corp		2.950	09/01/26	1,142,608
3,450,000	g	Eskom Holdings SOC Ltd		8.450	08/10/28	3,791,279
1,850,000		Exelon Generation Co LLC		3.400	03/15/22	1,897,031
50,000	g	FirstEnergy Transmission LLC		4.350	01/15/25	53,947
1,425,000		Florida Power & Light Co		3.990	03/01/49	1,664,543
1,350,000		Florida Power & Light Co		3.150	10/01/49	1,370,127
5,000,000	g,i	Golden State RE II Ltd	LIBOR 3 M + 2.200%	4.488	01/08/23	5,002,500
1,575,000	g	Hunt Oil Co of Peru LLC Sucursal Del Peru		6.375	06/01/28	1,764,000
2,000,000	g	IHS Netherlands Holdco BV		8.000	09/18/27	2,042,537
750,000		Indiana Michigan Power Co		3.750	07/01/47	814,772
125,000		Integrys Energy Group, Inc		4.170	11/01/20	127,512
3,000,000	g	Israel Electric Corp Ltd		4.250	08/14/28	3,251,641
1,900,000	g	KazTransGas JSC		4.375	09/26/27	1,990,001
2,200,000	g	Latam Finance Ltd		7.000	03/01/26	2,344,474
350,000		LG&E and KU Energy LLC		3.750	11/15/20	354,517
1,550,000		MidAmerican Energy Co		3.650	08/01/48	1,690,635
1,400,000	g	Minejesa Capital BV		4.625	08/10/30	1,439,025
1,000,000		Nevada Power Co		5.450	05/15/41	1,264,672
885,000		NextEra Energy Capital Holdings, Inc		3.250	04/01/26	919,323
550,000	g	NextEra Energy Operating Partners LP		4.250	09/15/24	567,187
1,700,000		NiSource, Inc		3.490	05/15/27	1,783,545
1,400,000		Northern States Power Co		3.600	09/15/47	1,521,280
1,075,000		Northern States Power Co		2.900	03/01/50	1,040,127
2,400,000	g	Novolipetsk Steel Via Steel Funding DAC		4.700	05/30/26	2,572,212
1,350,000		NRG Energy, Inc		5.750	01/15/28	1,451,250
1,550,000		Ohio Power Co		4.150	04/01/48	1,825,467
1,550,000		Ohio Power Co		4.000	06/01/49	1,763,994
575,000		ONE Gas, Inc		3.610	02/01/24	605,517
825,000		PECO Energy Co		3.000	09/15/49	807,034
2,000,000	g	Pelabuhan Indonesia III PT		4.875	10/01/24	2,160,000
2,000,000	g	Perusahaan Listrik Negara PT		4.125	05/15/27	2,111,139
1,800,000	g	Perusahaan Listrik Negara PT		5.450	05/21/28	2,072,737
1,885,000	g	PLA Administradora Industrial S de RL de C.V.		4.962	07/18/29	1,920,363
50,000		Potomac Electric Power Co		7.900	12/15/38	77,645
300,000		PPL Capital Funding, Inc		3.950	03/15/24	316,696
2,475,000		PSEG Power LLC		3.850	06/01/23	2,617,258
550,000		Public Service Co of Colorado		4.750	08/15/41	672,075
275,000		Public Service Co of Colorado		3.200	03/01/50	279,669
850,000		Public Service Electric & Gas Co		3.200	08/01/49	869,053
2,697,034	g	Solar Star Funding LLC		3.950	06/30/35	2,688,352
1,325,000		Southern Co		4.400	07/01/46	1,479,803
425,000		Southern Co Gas Capital Corp		3.950	10/01/46	446,472
1,650,000		Southern Power Co		2.500	12/15/21	1,652,759
1,550,000		Southern Power Co		4.150	12/01/25	1,679,352
1,875,000		Southwest Gas Corp		3.700	04/01/28	2,022,465
212

TIAA-CREF FUNDS - Bond Plus Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$650,000		Virginia Electric & Power Co	2.950%	11/15/26	$670,840
	650,000		Virginia Electric & Power Co	3.500	03/15/27	695,537
	775,000		Virginia Electric & Power Co	3.800	09/15/47	841,067
	3,250,000	g	Vistra Operations Co LLC	5.625	02/15/27	3,419,585
	850,000		Wisconsin Power & Light Co	4.100	10/15/44	951,486
	575,000		Xcel Energy, Inc	3.350	12/01/26	606,554
	215,000		Xcel Energy, Inc	4.800	09/15/41	249,306
			TOTAL UTILITIES			111,977,856

			TOTAL CORPORATE BONDS			1,648,770,365
			(Cost $1,578,105,651)

GOVERNMENT BONDS - 42.8%

FOREIGN GOVERNMENT BONDS - 2.8%
	3,000,000	g	Angolan Government International Bond	8.250	05/09/28	3,106,799
	3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,518,244
	3,025,000	†	Argentina Republic Government International Bond	5.625	01/26/22	1,300,780
	550,000	g	Banque Ouest Africaine de Developpement	5.000	07/27/27	584,742
	375,000	†,g,q	Barbados Government International Bond	7.000	08/04/22	232,500
	4,000,000	g	Bermuda Government International Bond	3.717	01/25/27	4,195,040
	3,150,000	g	Bermuda Government International Bond	4.750	02/15/29	3,567,375
	3,100,000		Brazilian Government International Bond	5.625	02/21/47	3,468,156
	3,525,000		Chile Government International Bond	2.250	10/30/22	3,537,373
	3,000,000		Colombia Government International Bond	5.000	06/15/45	3,514,530
	1,850,000	g	Costa Rica Government International Bond	5.625	04/30/43	1,607,206
DOP	81,200,000	g	Dominican Republic Government International Bond	8.900	02/15/23	1,566,356
	160,000,000	g	Dominican Republic Government International Bond	12.000	03/05/32	3,492,557
	$3,000,000	g	Dominican Republic Government International Bond	6.500	02/15/48	3,225,030
	2,625,000	g	Ecuador Government International Bond	8.875	10/23/27	2,615,183
	2,525,000	g	Egypt Government International Bond	5.577	02/21/23	2,577,426
	1,450,000	g	Egypt Government International Bond	7.600	03/01/29	1,535,519
	2,475,000	g	Egypt Government International Bond	8.500	01/31/47	2,622,171
	1,200,000	g	El Salvador Government International Bond	7.625	02/01/41	1,287,012
	1,500,000	g	Export-Import Bank of China	2.850	09/16/20	1,506,747
	1,375,000	g	Export-Import Bank of India	3.875	02/01/28	1,455,254
	598,181	g	Ghana Government International Bond	7.875	08/07/23	654,233
	2,200,000	g	Ghana Government International Bond	8.125	03/26/32	2,209,556
	1,500,000	g	Ghana Government International Bond	8.627	06/16/49	1,499,105
	1,675,000	g	Guatemala Government International Bond	4.375	06/05/27	1,708,500
	1,200,000	g	Guatemala Government International Bond	6.125	06/01/50	1,398,012
	3,100,000		Israel Government International Bond	3.250	01/17/28	3,358,554
	2,175,000		Israel Government International Bond	4.125	01/17/48	2,552,102
	1,848,000	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,811,306
	3,025,000		Jamaica Government International Bond	8.000	03/15/39	3,958,999
	2,500,000	g	Japan Finance Organization for Municipalities	3.000	03/12/24	2,610,597
	550,000	g	Kazakhstan Government International Bond	4.875	10/14/44	661,384
	2,500,000	g	Kenya Government International Bond	7.000	05/22/27	2,594,727
213

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$775,000	g	Kommunalbanken AS.		1.375%	10/26/20	$770,413
1,560,000	g	Kommunalbanken AS.		2.750	02/05/24	1,629,689
1,650,000	g	Korea Housing Finance Corp		2.000	10/11/21	1,641,398
1,500,000	g	Korea Housing Finance Corp		3.000	10/31/22	1,528,170
3,550,000	g	Kuwait Government International Bond		2.750	03/20/22	3,594,436
2,200,000		Mexico Government International Bond		4.150	03/28/27	2,330,922
550,000		Mexico Government International Bond		3.750	01/11/28	566,500
1,859,000		Mexico Government International Bond		6.050	01/11/40	2,340,035
550,000	g	Morocco Government International Bond		5.500	12/11/42	656,803
1,400,000	g	Namibia Government International Bond		5.250	10/29/25	1,413,529
1,500,000	g	Nederlandse Waterschapsbank NV		1.875	04/14/22	1,505,652
2,425,000	g	Nigeria Government International Bond		6.500	11/28/27	2,451,993
1,600,000	g	Panama Notas del		3.750	04/17/26	1,688,000
925,000	g	Paraguay Government International Bond		4.700	03/27/27	1,000,166
1,475,000	g	Paraguay Government International Bond		5.400	03/30/50	1,677,813
3,400,000	g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	3,583,600
3,350,000	g	Perusahaan Penerbit SBSN Indonesia III		4.400	03/01/28	3,649,825
925,000	g	Petroamazonas EP		4.625	11/06/20	914,579
1,650,000	†,g	Provincia de Buenos Aires		7.875	06/15/27	594,000
1,500,000	g	Provincia de Mendoza Argentina		8.375	05/19/24	840,015
3,000,000	g	Qatar Government International Bond		4.817	03/14/49	3,709,956
2,475,000		Republic of South Africa Government International Bond		4.850	09/27/27	2,531,775
2,150,000	g	Republic of Uzbekistan Government International Bond		4.750	02/20/24	2,252,865
3,175,000	g	Saudi Government International Bond		4.500	04/17/30	3,614,970
1,200,000	g	Senegal Government International Bond		6.250	05/23/33	1,209,096
2,350,000		South Africa Government International Bond		4.300	10/12/28	2,268,314
1,500,000	g	Sri Lanka Government International Bond		6.850	03/14/24	1,535,272
1,550,000	g	Sri Lanka Government International Bond		6.850	11/03/25	1,555,485
2,000,000		Turkey Government International Bond		6.875	03/17/36	1,993,874
3,550,000	g	Ukraine Government International Bond		7.375	09/25/32	3,569,384
3,000,000	g	Zambia Government International Bond		8.500	04/14/24	2,131,005
		TOTAL FOREIGN GOVERNMENT BONDS				136,282,609

MORTGAGE BACKED - 21.7%
1,350		Federal Home Loan Mortgage Corp (FHLMC)		8.250	07/15/21	1,379
1,434		FHLMC		7.000	09/15/21	1,438
522		FHLMC		7.000	04/15/22	530
2,632,000		FHLMC		3.000	10/15/33	2,755,825
5,751,375		FHLMC		3.500	08/15/43	6,002,443
4,525,666		FHLMC		3.000	03/15/44	4,624,356
13,088,504	i	FHLMC	LIBOR 1 M + 0.300%	2.328	06/15/48	12,991,189
8,180,315	i	FHLMC		6.676	06/15/48	9,937,752
6,603,343	i	FHLMC		6.596	10/15/48	7,827,347
814		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	10/01/20	817
1,136		FGLMC		8.000	01/01/31	1,180
230,025		FGLMC		7.000	12/01/33	266,031
50,506		FGLMC		4.500	10/01/34	54,295
70,375		FGLMC		7.000	05/01/35	81,067
2,323,066		FGLMC		5.000	06/01/36	2,566,773
214

TIAA-CREF FUNDS - Bond Plus Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,134,417	FGLMC	4.500%	10/01/44	$1,225,013
150,245	FGLMC	4.500	11/01/44	162,149
218,542	FGLMC	4.500	11/01/44	235,857
94,044	FGLMC	4.500	12/01/44	100,059
154,716	FGLMC	4.500	12/01/44	167,064
1,118,760	FGLMC	3.500	04/01/45	1,181,889
4,358,610	FGLMC	3.500	08/01/45	4,616,666
9,622,925	FGLMC	3.500	10/01/45	10,139,214
6,585,163	FGLMC	4.000	12/01/45	7,036,694
23,133,898	FGLMC	3.500	08/01/46	24,388,941
43,778,822	FGLMC	3.000	01/01/47	44,877,265
35,888,707	FGLMC	3.000	02/01/47	36,746,680
16,787,141	FGLMC	3.500	02/01/47	17,408,556
2,474,768	FGLMC	4.500	06/01/47	2,671,773
2,974,150	FGLMC	4.000	09/01/47	3,168,393
3,644,917	FGLMC	3.500	12/01/47	3,840,304
36,408,100	FGLMC	3.500	03/01/48	38,285,677
12,184,053	FGLMC	4.000	03/01/48	13,015,250
3,327,429	FGLMC	4.000	07/01/48	3,549,865
25,023,215	FGLMC	4.500	08/01/48	27,071,644
6	Federal National Mortgage Association (FNMA)	8.700	12/25/19	6
110	FNMA	6.500	03/25/20	110
519	FNMA	7.000	06/25/20	523
342	FNMA	9.000	07/25/20	346
953	FNMA	6.500	08/25/20	962
4,108	FNMA	6.500	09/25/20	4,158
329	FNMA	5.500	04/01/21	330
2,483	FNMA	6.750	06/25/21	2,519
7,858	FNMA	7.000	10/25/21	8,029
2,908	FNMA	7.000	07/01/22	2,938
969	FNMA	6.500	07/25/22	1,010
2,201	FNMA	9.000	11/01/25	2,385
30,773	FNMA	7.000	05/01/26	33,504
73,397	FNMA	7.000	07/25/26	80,440
1,727	FNMA	7.500	01/01/29	1,892
814	FNMA	7.500	02/01/30	924
284,054	FNMA	6.500	12/01/31	322,970
380,848	FNMA	6.000	04/01/32	414,678
2,888,810	FNMA	3.500	05/01/32	3,002,259
283,715	FNMA	7.000	07/01/32	327,529
94,285	FNMA	7.000	07/01/32	109,124
64,080	FNMA	7.000	07/01/32	73,949
2,473,817	FNMA	3.500	11/01/32	2,593,562
71,969	FNMA	4.500	10/01/33	77,445
56,806	FNMA	6.000	03/01/34	62,217
3,263,004	FNMA	5.000	05/01/35	3,602,370
362,559	FNMA	5.000	06/25/35	375,978
1,816,763	FNMA	5.000	10/01/35	2,006,600
1,385,028	FNMA	5.000	02/01/36	1,529,753
1,762,687	FNMA	6.500	08/01/37	1,990,759
77,771	FNMA	6.000	09/01/37	86,781
903,348	FNMA	5.500	11/01/38	1,019,647
1,038,330	FNMA	5.500	03/01/39	1,174,380
215

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,064,000		FNMA		6.000%	09/01/39	$1,223,793
645,117		FNMA		5.000	09/01/40	713,017
812,610		FNMA		5.000	05/01/41	895,930
561,879	†,i	FNMA		3.408	12/25/42	195,284
2,321,142		FNMA		3.000	04/25/43	2,377,417
2,449,752		FNMA		3.000	05/01/43	2,524,943
5,620,011	i	FNMA		3.932	09/25/43	1,018,093
4,631,204		FNMA		4.000	01/01/44	4,948,631
1,559,825		FNMA		4.500	02/01/44	1,683,637
231,474		FNMA		4.500	03/01/44	251,035
1,244,283		FNMA		4.500	06/01/44	1,343,055
3,778,564		FNMA		4.500	10/01/44	4,080,081
1,232,957		FNMA		4.000	11/01/44	1,302,400
1,350,487		FNMA		5.000	11/01/44	1,490,042
1,315,010		FNMA		4.000	01/01/45	1,399,834
5,477,282		FNMA		3.000	02/25/45	5,710,992
5,235,335		FNMA		3.000	02/25/45	5,336,678
285,839		FNMA		3.500	03/01/45	299,666
187,435		FNMA		3.500	03/01/45	197,901
190,600		FNMA		4.000	03/01/45	201,256
467,308		FNMA		4.500	03/01/45	504,223
3,142,461		FNMA		3.000	03/25/45	3,235,278
11,949,489		FNMA		3.500	04/25/45	12,452,611
4,430,428		FNMA		3.500	04/25/45	4,603,295
2,685,098		FNMA		3.500	05/01/45	2,842,503
8,880,180		FNMA		4.000	06/01/45	9,485,642
383,102		FNMA		3.500	09/01/45	399,118
3,050,201		FNMA		3.000	12/01/45	3,124,763
332,848		FNMA		3.500	12/01/45	346,743
3,379,554		FNMA		4.000	12/01/45	3,608,010
1,156,672		FNMA		4.000	12/01/45	1,220,130
11,768,688		FNMA		3.000	12/25/45	12,122,333
1,398,315		FNMA		3.500	01/01/46	1,472,479
7,474,244		FNMA		4.000	01/01/46	7,982,138
1,644,329		FNMA		3.500	02/01/46	1,712,885
1,796,721		FNMA		3.500	03/01/46	1,870,941
4,714,624		FNMA		4.000	03/01/46	5,031,365
2,973,174		FNMA		3.500	04/01/46	3,099,588
724,249		FNMA		3.500	06/01/46	762,674
7,003,303		FNMA		3.500	07/01/46	7,369,182
2,882,483		FNMA		3.500	07/01/46	3,001,909
371,943		FNMA		3.000	08/01/46	381,513
2,463,470		FNMA		3.500	08/01/46	2,569,171
9,481,516		FNMA		3.000	10/01/46	9,569,426
2,538,196		FNMA		3.500	10/01/46	2,672,863
46,328,173		FNMA		3.000	11/01/46	47,462,149
236,425		FNMA		4.000	11/01/46	248,443
9,692,022		FNMA		3.500	12/01/46	10,071,620
49,894,459		FNMA		3.500	01/01/47	51,654,982
2,947,286		FNMA		3.000	04/25/47	3,039,587
4,360,256		FNMA		3.500	05/01/47	4,517,823
4,150,102		FNMA		4.500	05/01/47	4,485,179
216

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$14,325,371		FNMA	3.500%	08/01/47	$14,914,564
8,136,669		FNMA	3.000	11/01/47	8,211,795
2,529,579		FNMA	3.500	11/01/47	2,670,530
11,711,442		FNMA	4.000	12/01/47	12,506,318
2,024,856		FNMA	3.500	01/01/48	2,126,125
13,634,629		FNMA	4.500	01/01/48	14,746,692
2,676,764		FNMA	4.500	02/01/48	2,894,519
21,805,969		FNMA	3.000	02/25/48	22,636,687
5,429,464		FNMA	4.000	03/01/48	5,796,641
11,904,530		FNMA	4.500	03/01/48	12,872,946
50,561,576		FNMA	4.000	04/01/48	52,861,656
9,809,543		FNMA	4.500	05/01/48	10,607,575
7,371,392		FNMA	4.500	05/01/48	7,971,083
7,006,807		FNMA	5.000	06/01/48	7,514,393
13,842,791		FNMA	4.500	07/01/48	14,596,523
50,646,306		FNMA	4.000	08/01/48	52,562,884
792,332		FNMA	4.500	08/01/48	833,418
5,290,779		FNMA	5.000	08/01/48	5,818,185
10,338,834		FNMA	4.000	09/01/48	10,760,325
7,000,000	h	FNMA	3.500	10/25/48	7,181,562
40,357,521		FNMA	3.000	11/01/48	41,185,429
4,582,382		FNMA	4.500	11/01/48	4,835,545
7,215,291		FNMA	3.000	11/25/48	1,018,358
8,869,767	h	FNMA	4.000	12/01/48	9,219,594
25,166,527		FNMA	4.500	12/01/48	26,492,986
19,592		FNMA	3.000	05/01/49	19,763
3,776,677		FNMA	5.000	06/01/49	4,055,482
1,067,089		FNMA	3.000	08/01/49	1,100,480
5,135,000	h	FNMA	4.000	10/01/49	5,339,267
91,098		Government National Mortgage Association (GNMA)	5.000	02/15/33	97,459
285,657		GNMA	5.000	09/15/33	316,689
4,182,111		GNMA	3.700	10/15/33	4,432,265
20,341		GNMA	5.500	04/15/34	23,011
29,868		GNMA	5.000	04/15/38	33,575
12,017		GNMA	4.500	02/20/39	13,475
1,558,774		GNMA	4.500	02/20/41	1,705,466
16,149		GNMA	4.500	08/20/41	17,611
58,892		GNMA	4.500	09/20/41	66,004
13,304		GNMA	4.500	01/20/44	14,923
13,375		GNMA	4.500	02/20/44	15,002
25,674		GNMA	4.500	05/20/44	28,792
165,722		GNMA	4.500	05/20/44	185,881
188,838		GNMA	4.500	08/20/44	211,683
119,429		GNMA	4.500	09/20/44	132,709
71,245		GNMA	4.500	10/20/44	79,096
27,968		GNMA	4.500	11/20/44	29,433
116,874		GNMA	4.500	12/20/44	131,090
156,539		GNMA	4.500	02/20/45	170,514
182,850		GNMA	4.500	08/20/45	196,275
183,430		GNMA	4.500	08/20/45	205,762
190,439		GNMA	4.500	12/20/45	213,434
8,612,727	†	GNMA	4.000	06/20/46	1,140,599
217

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$12,314,222		GNMA	3.000%	12/20/47	$12,655,519
30,203,120		GNMA	3.500	12/20/47	31,372,169
8,164,985		GNMA	3.000	01/20/48	8,391,228
27,051,867		GNMA	3.500	01/20/48	28,087,561
9,912,703		GNMA	3.500	01/20/49	10,475,942
13,095,046		GNMA	4.000	07/20/49	13,656,588
		TOTAL MORTGAGE BACKED			1,043,476,783

MUNICIPAL BONDS - 4.2%
1,000,000		Anaheim City School District	3.825	08/01/23	1,067,290
5,000,000		California Housing Finance Agency	2.966	08/01/22	5,133,700
2,000,000		California State University	3.803	11/01/30	2,214,280
9,745,000		Chicago Housing Authority	3.922	01/01/27	10,617,567
7,500,000		Chicago Housing Authority	4.361	01/01/38	8,686,500
1,620,000		City & County of San Francisco CA Community Facilities District	3.000	09/01/25	1,694,196
1,200,000		City & County of San Francisco CA Community Facilities District	3.250	09/01/27	1,282,356
5,500,000		City of Austin TX Electric Utility Revenue	3.336	11/15/39	5,742,935
5,500,000	h	City of Cleveland OH Airport System Revenue	2.492	01/01/25	5,566,330
4,155,000	h	City of Cleveland OH Airport System Revenue	2.832	01/01/30	4,227,048
1,040,000		City of Fort Worth TX	3.955	03/01/32	1,098,354
1,390,000		City of Fort Worth TX	4.088	03/01/37	1,470,384
2,500,000		City of Inglewood CA	4.300	09/01/40	2,758,900
500,000		City of San Angelo TX Water & Sewer Revenue	4.261	02/15/37	523,200
2,995,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	2,990,358
5,000,000		County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	5,014,850
3,425,000		County of Miami-Dade FL Aviation Revenue	2.949	10/01/25	3,540,388
1,555,000		County of Miami-Dade FL Aviation Revenue	3.354	10/01/29	1,664,161
5,475,000		County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	6,002,790
3,000,000		Denver City & County School District No	4.242	12/15/37	3,418,890
2,000,000		Florida Municipal Power Agency	2.769	10/01/23	2,028,740
2,100,000		Florida Municipal Power Agency	2.919	10/01/24	2,158,044
3,000,000		Florida Municipal Power Agency	3.059	10/01/25	3,127,980
600,000		Grant County Public Utility District No 2	5.630	01/01/27	726,408
845,000		Illinois Housing Development Authority	4.105	07/01/27	891,255
2,430,000		Indiana Finance Authority	3.166	07/01/30	2,550,358
2,270,000		Los Angeles County Public Works Financing Authority	2.910	12/01/20	2,290,090
1,250,000		Los Angeles County Public Works Financing Authority	3.450	12/01/22	1,307,800
2,000,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	2,007,600
3,960,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	4.000	08/01/24	4,283,690
3,840,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	3,978,317
1,250,000		Maryland Community Development Administration Housing Revenue	2.713	03/01/25	1,279,575
5,000,000		Maryland Health & Higher Educational Facilities Authority	3.632	07/01/24	5,296,700
40,000		Massachusetts Housing Finance Agency	2.807	12/01/19	40,053
218

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$505,000		Massachusetts Housing Finance Agency	4.786%	12/01/32	$535,361
2,085,000		Massachusetts Housing Finance Agency	4.621	12/01/38	2,287,704
1,035,000		Massachusetts Housing Finance Agency	4.721	06/01/40	1,133,987
575,000		New Jersey Economic Development Authority	3.500	06/15/20	579,198
1,000,000		New Jersey Economic Development Authority	3.800	06/15/20	1,009,230
7,500,000		New Jersey Economic Development Authority	4.271	06/15/20	7,594,725
500,000		New Jersey Economic Development Authority	3.700	06/15/21	508,705
3,515,000		New Jersey Economic Development Authority	4.150	06/15/22	3,664,106
1,500,000		New Jersey Educational Facilities Authority	2.304	07/01/22	1,508,370
1,415,000		New Jersey Educational Facilities Authority	2.504	07/01/23	1,434,852
1,615,000		New Jersey Institute of Technology	4.177	07/01/37	1,742,424
2,655,000		New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	02/01/23	2,915,668
1,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue	3.780	02/01/26	1,072,300
2,495,000		New York Transportation Development Corp	5.000	01/01/27	2,994,349
5,000,000	g	Oregon State Business Development Commission	6.500	04/01/31	4,714,550
2,500,000		Palm Beach County Solid Waste Authority	2.636	10/01/24	2,584,925
1,690,000		Port of Corpus Christi Authority of Nueces County	2.888	12/01/21	1,714,015
2,000,000		Port of Seattle WA	3.471	05/01/31	2,091,800
3,975,000		Public Finance Authority	4.269	07/01/40	4,516,634
860,000		Public Finance Authority	4.269	07/01/40	977,811
1,390,000		Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	1,419,121
1,800,000		Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	1,837,998
5,000,000		Rhode Island Convention Center Authority	3.195	05/15/26	5,251,750
3,750,000		Rhode Island Convention Center Authority	3.265	05/15/27	3,958,537
5,000,000		San Jose Redevelopment Agency	3.250	08/01/29	5,275,000
2,045,000		Sangamon County Water Reclamation District	3.272	01/01/37	2,031,339
2,100,000		State of Colorado	4.047	09/01/38	2,273,376
500,000		University of California	2.676	05/15/21	506,510
4,500,000		University of California	2.817	05/15/24	4,670,955
7,000,000		University of California	3.063	07/01/25	7,350,560
3,000,000		University of California	3.169	05/15/29	3,188,970
4,385,000		Virgin Islands Public Finance Authority	5.000	10/01/21	4,397,453
3,585,000	g	Virgin Islands Water & Power Authority-Electric System	7.000	07/01/20	3,587,294
2,740,000		Virginia Housing Development Authority	3.668	10/01/27	2,837,352
1,245,000		Wake Forest University	3.093	06/01/26	1,302,450
		TOTAL MUNICIPAL BONDS			202,150,466

U.S. TREASURY SECURITIES - 14.1%
10,000,000		United States Treasury Bond	4.375	11/15/39	14,037,109
10,000,000		United States Treasury Bond	4.375	05/15/40	14,074,219
5,000,000		United States Treasury Bond	4.750	02/15/41	7,396,875
12,000,000		United States Treasury Bond	2.500	02/15/46	12,929,531
15,000,000		United States Treasury Bond	2.500	05/15/46	16,167,187
10,675,000		United States Treasury Bond	3.000	05/15/47	12,659,049
24,400,000		United States Treasury Bond	2.750	08/15/47	27,638,719
5,845,000		United States Treasury Bond	2.750	11/15/47	6,625,627
33,350,000		United States Treasury Bond	3.000	02/15/48	39,629,180
70,080,000		United States Treasury Bond	3.000	08/15/48	83,406,150
32,474,700	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	32,127,090
21,098,800	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	20,887,764
219

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$10,328,700	k	United States Treasury Inflation Indexed Bonds		0.625%	04/15/23	$10,416,011
10,797,300	k	United States Treasury Inflation Indexed Bonds		0.625	01/15/26	11,077,442
4,030,388	k	United States Treasury Inflation Indexed Bonds		0.500	01/15/28	4,127,921
11,000,000		United States Treasury Note		1.500	11/30/19	10,989,929
2,485,000		United States Treasury Note		2.250	03/31/20	2,489,465
895,000		United States Treasury Note		2.375	04/30/20	897,552
45,000,000		United States Treasury Note		1.625	06/30/20	44,920,899
25,000,000		United States Treasury Note		1.625	07/31/20	24,952,148
20,000,000		United States Treasury Note		2.625	07/31/20	20,125,000
95,000,000		United States Treasury Note		2.625	08/15/20	95,627,148
5,130,000		United States Treasury Note		2.500	01/31/21	5,178,495
2,470,000		United States Treasury Note		2.250	04/30/21	2,489,779
2,685,000		United States Treasury Note		1.500	09/15/22	2,680,070
190,000		United States Treasury Note		2.000	05/31/24	193,822
665,000		United States Treasury Note		1.500	09/30/24	663,130
3,585,000		United States Treasury Note		2.625	02/15/29	3,881,043
41,660,000		United States Treasury Note		1.625	08/15/29	41,479,365
44,818,000		United States Treasury Note		2.875	05/15/49	52,314,511
54,700,000		United States Treasury Note		2.250	08/15/49	56,313,223
		TOTAL U.S. TREASURY SECURITIES				678,395,453

		TOTAL GOVERNMENT BONDS				2,060,305,311
		(Cost $1,982,448,749)

STRUCTURED ASSETS - 18.6%

ASSET BACKED - 7.5%
7,114,102	g	Adams Outdoor Advertising LP		4.810	11/15/48	7,383,383
		Series - 2018 1 (Class A)
5,000,000	g	Adams Outdoor Advertising LP		7.356	11/15/48	5,173,825
		Series - 2018 1 (Class C)
1,233,894		American Airlines Pass Through Trust		3.575	01/15/28	1,299,939
		Series - 2016 1 (Class AA)
1,590,549	g	American Homes 4 Rent Trust		3.786	10/17/36	1,673,579
		Series - 2014 SFR2 (Class A)
1,000,000	g,i	Apidos CLO XXIX	LIBOR 3 M + 1.550%	3.826	07/25/30	985,302
		Series - 2018 29A (Class A2)
1,363,747	g	Apollo Aviation Securitization Equity Trust		6.413	01/16/38	1,372,694
		Series - 2018 1A (Class C)
1,066,670	g	Apollo Aviation Securitization Equity Trust		3.844	05/15/39	1,068,577
		Series - 2019 1 (Class A)
364,150		Apollo Aviation Securitization Equity Trust		4.212	11/15/41	343,860
		Series - 2016 2 (Class A)
4,015,000	g	Applebee’s Funding LLC		4.194	06/07/49	4,106,783
		Series - 2019 1A (Class A2I)
1,730,000	g	Applebee’s Funding LLC		4.723	06/07/49	1,793,318
		Series - 2019 1A (Class A2II)
2,150,000	g,i	AREIT Trust	LIBOR 1 M + 1.020%	3.048	09/14/36	2,150,000
		Series - 2019 CRE3 (Class A)
301,750	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.900%	3.386	08/25/34	299,733
		Series - 2004 HE5 (Class M1)
220

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$3,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.780%	06/20/22	$3,051,426
		Series - 2016 1A (Class B)
5,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.360	11/20/22	5,078,086
		Series - 2016 2A (Class B)
6,830,000	g	Avis Budget Rental Car Funding AESOP LLC		4.830	11/20/22	7,054,642
		Series - 2016 2A (Class C)
1,500,000	g	Avis Budget Rental Car Funding AESOP LLC		4.150	09/20/23	1,539,663
		Series - 2017 1A (Class C)
8,500,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	8,683,914
		Series - 2017 2A (Class A)
975,000	g	Avis Budget Rental Car Funding AESOP LLC		4.950	03/20/25	1,045,240
		Series - 2018 2A (Class C)
1,910,000	g	Avis Budget Rental Car Funding AESOP LLC		4.240	09/22/25	2,004,934
		Series - 2019 2A (Class C)
489,466	i	Bayview Financial Mortgage Pass-Through Trust		5.500	12/28/35	490,212
		Series - 2005 D (Class AF4)
1,500,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.650%	2.694	02/28/41	1,483,786
		Series - 2006 A (Class M3)
9,632	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.490%	2.508	07/25/35	9,626
		Series - 2005 SD3 (Class 1A)
100,000	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.670%	2.688	04/25/36	99,951
		Series - 2006 SD1 (Class M1)
3,752,101	g	BRE Grand Islander Timeshare Issuer LLC		3.280	09/26/33	3,822,201
		Series - 2019 A (Class A)
3,000,000		Capital Auto Receivables Asset Trust		3.160	11/20/23	3,011,069
		Series - 2016 2 (Class D)
4,807,357	g	Capital Automotive REIT		3.660	10/15/44	4,815,257
		Series - 2014 1A (Class A)
4,741,632	g	Capital Automotive REIT		3.870	04/15/47	4,786,159
		Series - 2017 1A (Class A1)
1,535,576	i	C-BASS Trust	LIBOR 1 M + 0.080%	2.098	07/25/36	1,517,970
		Series - 2006 CB6 (Class A1)
6,451,318	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	2.603	04/07/52	0
		Series - 2007 1A (Class A2)
404,762	g	CCR, Inc		4.750	07/10/22	408,705
		Series - 2012 CA (Class C)
30,744		Centex Home Equity		5.540	01/25/32	31,329
		Series - 2002 A (Class AF6)
1,720,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 2.900%	5.183	04/24/31	1,627,096
		Series - 2013 3RA (Class C)
460,000	i	Citigroup Mortgage Loan Trust, Inc	LIBOR 1 M + 0.750%	2.768	01/25/36	459,133
		Series - 2006 WFH1 (Class M4)
3,200,000	g,i	Core Industrial Trust		3.977	02/10/34	3,262,298
		Series - 2015 TEXW (Class D)
38,219		Countrywide Asset-Backed Certificates (Step Bond)		5.216	10/25/27	39,740
		Series - 2002 S4 (Class A5)
221

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$4,912,500	g	DB Master Finance LLC		3.629%	11/20/47	$5,030,596
		Series - 2017 1A (Class A2I)
10,249,313	g	DB Master Finance LLC		3.787	05/20/49	10,554,742
		Series - 2019 1A (Class A2I)
4,473,788	g	DB Master Finance LLC		4.021	05/20/49	4,637,975
		Series - 2019 1A (Class A2II)
3,241,875	g	DB Master Finance LLC		4.352	05/20/49	3,424,879
		Series - 2019 1A (Class A23)
4,318,335	g	Diamond Resorts Owner Trust		3.700	01/21/31	4,404,049
		Series - 2018 1 (Class A)
1,151,556	g	Diamond Resorts Owner Trust		5.900	01/21/31	1,179,722
		Series - 2018 1 (Class D)
4,399,194	g	Diamond Resorts Owner Trust		2.890	02/20/32	4,414,317
		Series - 2019 1A (Class A)
4,760,100	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	4,983,063
		Series - 2015 1A (Class A2II)
1,886,500	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	1,892,895
		Series - 2017 1A (Class A2II)
4,900,000	g	Domino’s Pizza Master Issuer LLC		4.118	07/25/47	5,126,380
		Series - 2017 1A (Class A23)
1,580,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	1,640,230
		Series - 2018 1A (Class A2I)
5,000,000	g,i	Dryden 50 Senior Loan Fund	LIBOR 3 M + 2.250%	4.553	07/15/30	5,000,199
		Series - 2017 50A (Class C)
2,615,404	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	3.118	05/25/37	2,632,105
		Series - 2007 2 (Class A2C)
1,480,913	g	FOCUS Brands Funding LLC		5.093	04/30/47	1,546,843
		Series - 2017 1A (Class A2II)
4,100,000	g,i	Galaxy XIX CLO Ltd	LIBOR 3 M + 1.220%	2.585	07/24/30	4,090,579
		Series - 2015 19A (Class A1R)
1,241,741	g	HERO Funding Trust		4.500	09/21/42	1,258,547
		Series - 2016 1R (Class A1)
653,003	g	HERO Funding Trust		3.280	09/20/48	658,717
		Series - 2017 2A (Class A1)
1,306,006	g	HERO Funding Trust		4.070	09/20/48	1,352,008
		Series - 2017 2A (Class A2)
3,050,000	g	Hertz Vehicle Financing II LP		4.260	05/25/25	3,145,219
		Series - 2019 2A (Class C)
10,000,000	g	Hertz Vehicle Financing LLC		4.030	07/25/24	10,527,007
		Series - 2018 3A (Class A)
1,385,994	g	Hilton Grand Vacations Trust		2.660	12/26/28	1,389,526
		Series - 2017 AA (Class A)
2,309,991	g	Hilton Grand Vacations Trust		2.960	12/26/28	2,314,120
		Series - 2017 AA (Class B)
1,903,433	g	Hilton Grand Vacations Trust		4.000	02/25/32	1,961,965
		Series - 2018 AA (Class C)
5,190,312	g	Hilton Grand Vacations Trust		2.340	07/25/33	5,183,927
		Series - 2019 AA (Class A)
4,498,271	g	Hilton Grand Vacations Trust		2.840	07/25/33	4,492,370
		Series - 2019 AA (Class C)
69,982	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	70,330
		Series - 2003 1 (Class M1)
2,467,949	g	Horizon Aircraft Finance II Ltd		3.721	07/15/39	2,477,450
		Series - 2019 1 (Class A)
222

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$494,048	g	Horizon Aircraft Finance II Ltd		6.900%	07/15/39	$503,901
		Series - 2019 1 (Class C)
1,411,188	g,i	Invitation Homes Trust	LIBOR 1 M + 0.900%	2.928	06/17/37	1,411,186
		Series - 2018 SFR2 (Class A)
773,786	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.320%	2.338	03/25/37	758,349
		Series - 2007 CH3 (Class A1B)
11,879,162	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	2.178	06/25/37	11,709,571
		Series - 2007 CH5 (Class A1)
607,292		MASTR Asset Backed Securities Trust (Step Bond)		5.648	11/25/35	606,294
		Series - 2005 AB1 (Class A4)
1,071,534		Mid-State Capital Trust		5.745	01/15/40	1,162,615
		Series - 2005 1 (Class A)
79,356	i	Morgan Stanley ABS Capital I, Inc Trust	LIBOR 1 M + 0.825%	2.843	08/25/34	79,203
		Series - 2004 HE6 (Class M1)
2,282,920	g	Mosaic Solar Loans LLC		3.820	06/22/43	2,331,864
		Series - 2017 2A (Class A)
800,000	g,i	MSCG Trust		3.577	06/07/35	791,189
		Series - 2015 ALDR (Class C)
4,310,000	g,i	MSCG Trust		3.577	06/07/35	4,118,555
		Series - 2015 ALDR (Class D)
922,409	g	MVW Owner Trust		2.520	12/20/32	921,860
		Series - 2015 1A (Class A)
1,258,671	g	MVW Owner Trust		2.640	12/20/33	1,257,324
		Series - 2016 1A (Class B)
1,729,350	g	MVW Owner Trust		2.420	12/20/34	1,731,897
		Series - 2017 1A (Class A)
3,149,881	g	MVW Owner Trust		3.900	01/21/36	3,244,736
		Series - 2018 1A (Class C)
2,708,489	g	MVW Owner Trust		3.330	11/20/36	2,749,887
		Series - 2019 1A (Class C)
1,180,000	g,i	Myers Park CLO Ltd	LIBOR 3 M + 1.600%	3.878	10/20/30	1,164,620
		Series - 2018 1A (Class B1)
519,899	i	NovaStar Mortgage Funding Trust	LIBOR 1 M + 1.125%	3.143	09/25/33	520,671
		Series - 2003 2 (Class M1)
595,505		Oakwood Mortgage Investors, Inc		5.410	11/15/32	612,850
		Series - 2002 C (Class A1)
3,091,000	g,i	Octagon Investment Partners 38 Ltd	LIBOR 3 M + 1.670%	3.948	07/20/30	3,069,520
		Series - 2018 1A (Class A3A)
1,625,000	g,i	Octagon Investment Partners XVII Ltd	LIBOR 3 M + 2.500%	5.080	01/25/31	1,491,351
		Series - 2013 1A (Class DR2)
229,974	g,i	Orange Lake Timeshare Trust		3.030	07/09/29	228,934
		Series - 2014 AA (Class B)
1,136,671	g	Orange Lake Timeshare Trust		3.100	11/08/30	1,154,901
		Series - 2018 A (Class A)
3,290,179	g	Pioneer Aircraft Finance Ltd		3.967	06/15/44	3,390,884
		Series - 2019 1 (Class A)
6,187,500	g	Planet Fitness Master Issuer LLC		4.262	09/05/48	6,325,914
		Series - 2018 1A (Class A2I)
2,475,000	g	Planet Fitness Master Issuer LLC		4.666	09/05/48	2,593,379
		Series - 2018 1A (Class A2II)
1,239,410	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		3.844	12/25/58	1,244,591
		Series - 2019 NPL2 (Class A1)
223

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,343,455	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		4.213%	07/25/60	$2,362,891
		Series - 2019 NPL1 (Class A1)
1,800,000	g	Progress Residential Trust		2.897	12/17/34	1,812,444
		Series - 2017 SFR2 (Class A)
1,973,223	g	PRPM LLC (Step Bond)		3.967	04/25/24	1,993,223
		Series - 2019 2A (Class A1)
740,000	i	RASC Trust	LIBOR 1 M + 0.590%	3.080	08/25/35	741,254
		Series - 2005 KS8 (Class M4)
1,545,779		Santander Drive Auto Receivables Trust		2.660	11/15/21	1,547,109
		Series - 2016 2 (Class C)
1,038,152		Santander Drive Auto Receivables Trust		3.090	04/15/22	1,039,153
		Series - 2016 1 (Class C)
6,000,000	g,h	SERVPRO Master Issuer LLC		3.882	10/25/49	6,084,158
		Series - 2019 1A (Class A2)
5,000,000	g	Sesac Finance LLC		5.216	07/25/49	5,159,200
		Series - 2019 1 (Class A2)
4,750,000	g	Settlement Fee Finance LLC		3.840	11/01/49	4,750,000
		Series - 2019 1A (Class A)
2,560,823	g	Sierra Receivables Funding Co LLC		3.200	03/20/34	2,579,053
		Series - 2017 1A (Class B)
289,114	g	Sierra Timeshare Receivables Funding LLC		2.430	06/20/32	288,755
		Series - 2015 2A (Class A)
1,140,517	g	Sierra Timeshare Receivables Funding LLC		2.580	09/20/32	1,139,789
		Series - 2015 3A (Class A)
1,596,144	g	Sierra Timeshare Receivables Funding LLC		3.080	09/20/32	1,597,426
		Series - 2015 3A (Class B)
914,179	g	Sierra Timeshare Receivables Funding LLC		2.330	07/20/33	911,893
		Series - 2016 2A (Class A)
1,828,358	g	Sierra Timeshare Receivables Funding LLC		2.780	07/20/33	1,826,578
		Series - 2016 2A (Class B)
2,000,943	g	Sierra Timeshare Receivables Funding LLC		3.650	06/20/35	2,041,869
		Series - 2018 2A (Class B)
1,147,994	g	Sierra Timeshare Receivables Funding LLC		4.540	05/20/36	1,152,467
		Series - 2019 2A (Class D)
1,650,000	g	SoFi Professional Loan Program LLC		2.630	07/25/40	1,659,957
		Series - 2017 C (Class A2B)
490,008	g	SolarCity LMC		4.800	11/20/38	518,224
		Series - 2013 1 (Class A)
661,184	g	SolarCity LMC		4.590	04/20/44	675,035
		Series - 2014 1 (Class A)
1,129,149	g	SolarCity LMC		4.020	07/20/44	1,139,923
		Series - 2014 2 (Class A)
2,134,294	g	START Ireland		4.089	05/15/43	2,179,218
		Series - 2018 1 (Class A)
3,133,929	g	START Ireland		5.095	03/15/44	3,192,049
		Series - 2019 1 (Class B)
2,321,429	g	START Ireland		6.413	03/15/44	2,329,482
		Series - 2019 1 (Class C)
1,525,428	g,i	Starwood Waypoint Homes	LIBOR 1 M + 0.950%	2.978	01/17/35	1,524,451
		Series - 2017 1 (Class A)
224

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$12,116	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	2.918%	09/25/34	$12,023
		Series - 2004 8 (Class M1)
24,530	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	3.018	09/25/34	24,550
		Series - 2004 8 (Class A9)
1,060,714	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	3.600	04/25/35	1,051,611
		Series - 2005 7XS (Class 2A1A)
953,063	g	Taco Bell Funding LLC		4.377	05/25/46	966,272
		Series - 2016 1A (Class A2II)
7,404,563	g	Taco Bell Funding LLC		4.970	05/25/46	7,862,016
		Series - 2016 1A (Class A23)
10,222,750	g	Taco Bell Funding LLC		4.318	11/25/48	10,588,316
		Series - 2018 1A (Class A2I)
3,970,000	g	Taco Bell Funding LLC		4.940	11/25/48	4,241,747
		Series - 2018 1A (Class A2II)
7,303,941	g	TES LLC		4.330	10/20/47	7,443,065
		Series - 2017 1A (Class A)
2,500,000	g	TES LLC		7.740	10/20/47	2,483,776
		Series - 2017 1A (Class B)
1,429,394	g	Thunderbolt Aircraft Lease Ltd		4.500	05/17/32	1,395,086
		Series - 2017 A (Class C)
7,147,158	g	Thunderbolt Aircraft Lease Ltd (Step Bond)		4.212	05/17/32	7,302,463
		Series - 2017 A (Class A)
1,543,059	g	Tricon American Homes Trust		2.716	09/17/34	1,552,788
		Series - 2017 SFR1 (Class A)
4,750,000		United Airlines Pass Through Trust		2.700	05/01/32	4,736,670
		Series - 2019 2 (Class )
2,515,127	g	VOLT LXII LLC (Step Bond)		3.125	09/25/47	2,516,525
		Series - 2017 NPL9 (Class A1)
473,563	g	VOLT LXV LLC (Step Bond)		3.750	04/25/48	474,319
		Series - 2018 NPL1 (Class A1)
1,877,540	g	VOLT LXXIII LLC (Step Bond)		4.458	10/25/48	1,886,937
		Series - 2018 NPL9 (Class A1A)
934,633	g	VOLT LXXV LLC (Step Bond)		4.336	01/25/49	941,015
		Series - 2019 NPL1 (Class A1A)
2,147,046	g	VOLT LXXV LLC (Step Bond)		3.967	02/25/49	2,154,204
		Series - 2019 NPL2 (Class A1)
1,946,836	g	VOLT LXXV LLC (Step Bond)		3.967	03/25/49	1,957,715
		Series - 2019 NPL3 (Class A1)
1,000,000	i	Voya CLO Ltd	LIBOR 3 M + 5.000%	7.276	07/25/26	968,915
		Series - 2014 3X (Class D)
40,000	g,i	Voya CLO Ltd	LIBOR 3 M + 2.350%	4.628	07/20/30	39,728
		Series - 2017 3A (Class B)
913	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	2.378	05/25/35	913
		Series - 2005 SD1 (Class A)
10,193,438	g	Wendys Funding LLC		3.573	03/15/48	10,354,902
		Series - 2018 1A (Class A2I)
7,860,000	g	Wendys Funding LLC		3.884	03/15/48	8,084,089
		Series - 2018 1A (Class A2II)
		TOTAL ASSET BACKED				361,824,482
225

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
OTHER MORTGAGE BACKED - 11.1%
$10,000,000	g,i	20 Times Square Trust		3.203%	05/15/35	$10,043,169
		Series - 2018 20TS (Class D)
942,850	g,i	Agate Bay Mortgage Trust		3.500	11/25/44	947,757
		Series - 2014 3 (Class A13)
1,302,369	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	1,297,972
		Series - 2015 6 (Class A9)
69,608		Alternative Loan Trust		5.250	11/25/33	70,984
		Series - 2003 J3 (Class 1A3)
320,809	i	Alternative Loan Trust	LIBOR 1 M + 0.500%	2.518	06/25/34	325,637
		Series - 2004 8CB (Class M1)
1,488,751	i	American Home Mortgage Investment Trust	LIBOR 6 M + 1.500%	3.692	10/25/34	1,490,818
		Series - 2004 3 (Class 4A)
540,000	i	Banc of America Commercial Mortgage Trust		4.506	09/15/48	577,111
		Series - 2015 UBS7 (Class C)
10,700,000		Banc of America Commercial Mortgage Trust		3.019	07/15/49	10,988,863
		Series - 2016 UB10 (Class ASB)
2,165,000		BANK		3.625	05/15/50	2,349,619
		Series - 2017 BNK4 (Class A4)
42,000,000	h,i	BANK		0.997	10/17/52	2,987,586
		Series - 2019 BN21 (Class XA)
1,100,000	g,i	Barclays Commercial Mortgage Securities LLC		4.427	09/10/28	1,105,590
		Series - 2015 STP (Class D)
5,000,000	g,i	BBCMS Trust		4.409	08/05/38	4,659,982
		Series - 2018 CHRS (Class E)
2,600,000		BENCHMARK Mortgage Trust		3.419	08/15/52	2,755,059
		Series - 2019 B12 (Class AS)
200,000	g,i	BX TRUST	LIBOR 1 M + 0.577%	2.604	04/15/35	199,310
		Series - 2018 MCSF (Class A)
4,500,000		CD Mortgage Trust		2.622	08/10/49	4,587,651
		Series - 2016 CD1 (Class ASB)
1,000,000	i	CD Mortgage Trust		4.163	11/10/49	1,053,333
		Series - 2016 CD2 (Class C)
5,000,000	i	CFCRE Commercial Mortgage Trust		3.502	11/10/49	5,258,183
		Series - 2016 C6 (Class AM)
243,079		Citicorp Mortgage Securities, Inc		5.500	07/25/35	246,532
		Series - 2005 4 (Class 1A7)
2,000,000	g	Citigroup Commercial Mortgage Trust		4.350	05/10/36	2,088,641
		Series - 2019 PRM (Class D)
1,900,000		Citigroup Commercial Mortgage Trust		4.023	03/10/47	2,036,474
		Series - 2014 GC19 (Class A4)
2,600,000	i	Citigroup Commercial Mortgage Trust		3.758	04/10/48	2,714,349
		Series - 2015 GC29 (Class B)
900,000	i	Citigroup Commercial Mortgage Trust		4.280	04/10/48	950,425
		Series - 2015 GC29 (Class C)
1,000,000		Citigroup Commercial Mortgage Trust		4.233	04/10/49	1,078,647
		Series - 2016 GC37 (Class B)
543,057	i	COBALT CMBS Commercial Mortgage Trust		5.646	04/15/47	546,764
		Series - 2007 C2 (Class C)
20,000,000	g	COMM Mortgage Trust		2.841	08/15/45	20,259,198
		Series - 2012 CR2 (Class A3)
1,151,295	g,i	COMM Mortgage Trust		4.949	08/10/46	1,242,780
		Series - 2013 CR10 (Class B)
226

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$5,000,000		COMM Mortgage Trust		4.199%	03/10/47	$5,315,878
		Series - 2014 UBS2 (Class AM)
3,092,577	i	COMM Mortgage Trust		5.137	03/10/47	3,273,014
		Series - 2014 UBS2 (Class C)
1,120,000		COMM Mortgage Trust		4.174	05/10/47	1,200,328
		Series - 2014 CR17 (Class AM)
5,000,000		COMM Mortgage Trust		3.828	07/15/47	5,344,326
		Series - 2014 CR18 (Class A5)
2,452,500	i	COMM Mortgage Trust		4.456	07/15/47	2,629,156
		Series - 2014 CR18 (Class B)
2,800,000	i	COMM Mortgage Trust		4.703	08/10/47	3,031,961
		Series - 2014 CR19 (Class B)
2,000,000	g,i	COMM Mortgage Trust		4.906	08/10/47	1,997,793
		Series - 2014 CR19 (Class D)
2,700,000		COMM Mortgage Trust		3.917	10/10/47	2,910,974
		Series - 2014 LC17 (Class A5)
2,200,000	i	COMM Mortgage Trust		3.926	03/10/48	2,329,706
		Series - 2015 CR22 (Class B)
5,000,000	g,i	COMM Mortgage Trust		4.254	03/10/48	4,978,159
		Series - 2015 CR22 (Class D)
3,340,500	i	COMM Mortgage Trust		4.254	03/10/48	3,550,049
		Series - 2015 CR22 (Class C)
2,000,000		COMM Mortgage Trust		3.801	05/10/48	2,129,949
		Series - 2015 CR23 (Class AM)
6,000,000	g,i	COMM Mortgage Trust		3.807	05/10/48	6,009,867
		Series - 2015 CR23 (Class CMD)
4,000,000	i	COMM Mortgage Trust		4.392	05/10/48	4,029,775
		Series - 2015 CR23 (Class D)
2,500,000	i	COMM Mortgage Trust		3.463	08/10/48	2,344,630
		Series - 2015 CR24 (Class D)
2,500,000	i	COMM Mortgage Trust		4.524	08/10/48	2,673,316
		Series - 2015 CR24 (Class C)
4,485,000	i	COMM Mortgage Trust		4.634	10/10/48	4,810,063
		Series - 2015 CR26 (Class C)
4,000,000		COMM Mortgage Trust		2.972	10/10/49	4,130,302
		Series - 2016 COR1 (Class ASB)
5,000,000		COMM Mortgage Trust		4.181	05/10/51	5,504,335
		Series - 2018 COR3 (Class ASB)
1,408,277	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	4.618	05/25/24	1,468,354
		Series - 2014 C02 (Class 1M2)
13,716,963	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	5.018	07/25/24	14,401,913
		Series - 2014 C03 (Class 1M2)
1,552,441	i	Connecticut Avenue Securities	LIBOR 1 M + 5.000%	7.018	11/25/24	1,659,751
		Series - 2014 C04 (Class 2M2)
1,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	6.268	04/25/29	1,068,879
		Series - 2016 C06 (Class 1M2)
3,228,122	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	2.868	11/25/29	3,229,731
		Series - 2017 C04 (Class 2M1)
2,750,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	4.218	01/25/30	2,780,365
		Series - 2017 C05 (Class 1M2A)
550,517	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	2.618	07/25/30	550,298
		Series - 2018 C01 (Class 1M1)
710,533	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	2.698	10/25/30	710,633
		Series - 2018 C03 (Class 1M1)
227

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$4,150,000	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	2.868%	10/25/30	$4,158,029
		Series - 2018 C03 (Class 1EA2)
133,214	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	2.868	07/25/31	133,331
		Series - 2019 R01 (Class 2M1)
175,000	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.450%	4.468	07/25/31	176,520
		Series - 2019 R01 (Class 2M2)
1,930,000	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.150%	4.168	09/25/31	1,939,217
		Series - 2019 R03 (Class 1M2)
127,713		Countrywide Alternative Loan Trust		5.000	04/25/20	118,140
		Series - 2005 6CB (Class 2A1)
539,282	i	Countrywide Alternative Loan Trust	LIBOR 1 M + 0.230%	2.274	07/20/35	533,892
		Series - 2005 24 (Class 4A1)
531,258	i	Countrywide Home Loan Mortgage Pass Through Trust		4.114	11/20/34	544,392
		Series - 2004 HYB6 (Class A2)
63,346		Countrywide Home Loan Mortgage Pass Through Trust		5.250	09/25/35	62,125
		Series - 2005 17 (Class 1A10)
1,544,875	i	Credit Suisse First Boston Mortgage Securities Corp		6.175	04/25/33	1,601,844
		Series - 2003 8 (Class DB1)
1,100,000	g,i	CSMC Trust	LIBOR 1 M + 0.650%	2.668	05/25/36	1,096,819
		Series - 2006 CF2 (Class M3)
12,229,089	g,i	CSMC Trust		3.500	02/25/48	12,262,056
		Series - 2018 J1 (Class A11)
5,065,000		DBJPM		3.539	05/10/49	5,328,823
		Series - 2016 C1 (Class AM)
2,083,000	g,i	DBUBS Mortgage Trust		5.512	08/10/44	2,184,441
		Series - 2011 LC3A (Class B)
1,233,555	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	2.753	12/25/35	1,229,150
		Series - 2005 2 (Class M2)
13,992,760	g,i	FirstKey Mortgage Trust		3.500	11/25/44	14,107,004
		Series - 2014 1 (Class A8)
3,297,499	g,i	Flagstar Mortgage Trust		3.500	03/25/47	3,355,077
		Series - 2017 1 (Class 1A5)
103,924	g,i	Flagstar Mortgage Trust		3.500	10/25/47	105,609
		Series - 2017 2 (Class A5)
1,077,845	g,i	Flagstar Mortgage Trust		4.000	07/25/48	1,081,441
		Series - 2018 4 (Class A4)
1,065,822	g,i	Flagstar Mortgage Trust		4.000	09/25/48	1,073,200
		Series - 2018 5 (Class A11)
2,864,000	i	GE Capital Commercial Mortgage Corp		5.941	11/10/45	2,735,912
		Series - 2005 C4 (Class B)
3,150,000	g,i	GS Mortgage Securities Corp	LIBOR 1 M + 0.900%	2.928	06/15/36	3,152,939
		Series - 2019 SOHO (Class A)
14,346,000	i	GS Mortgage Securities Corp II		3.978	03/10/51	15,614,412
		Series - 2018 GS9 (Class AAB)
1,750,000		GS Mortgage Securities Trust		3.968	02/10/52	1,961,423
		Series - 2019 GC38 (Class A4)
1,958,000	g,i	GS Mortgage Securities Trust		3.668	07/10/52	2,045,581
		Series - 2019 GC40 (Class DBC)
228

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,606,890	g,i	GS Mortgage-Backed Securities Corp Trust		4.000%	08/25/49	$1,630,027
		Series - 2019 PJ1 (Class A4)
331,044	g	GSMPS Mortgage Loan Trust		7.500	03/25/35	360,324
		Series - 2005 RP2 (Class 1A2)
345,344	g	GSMPS Mortgage Loan Trust		7.500	09/25/35	367,278
		Series - 2005 RP3 (Class 1A2)
559,395		GSR Mortgage Loan Trust		6.000	01/25/35	580,299
		Series - 2005 1F (Class 3A3)
2,527,670	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	2.677	08/19/45	2,519,423
		Series - 2005 11 (Class 2A1A)
4,000,000	g,i	Hudson Yards Mortgage Trust		3.558	07/10/39	4,165,069
		Series - 2019 30HY (Class D)
131,342	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.678	03/25/35	131,489
		Series - 2004 11 (Class 2A1)
81,125	i	JP Morgan Alternative Loan Trust	LIBOR 1 M + 0.280%	2.298	04/25/47	77,637
		Series - 2007 S1 (Class A1)
2,140,000		JP Morgan Chase Commercial Mortgage Securities Corp		2.822	08/15/49	2,208,543
		Series - 2016 JP2 (Class A4)
1,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		4.201	01/15/46	1,740,625
		Series - 2013 C13 (Class D)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.582	07/15/46	323,702
		Series - 2011 C4 (Class C)
1,719,000	i	JP Morgan Chase Commercial Mortgage Securities Trust		4.119	01/15/49	1,862,429
		Series - 2015 JP1 (Class AS)
10,000,000		JP Morgan Chase Commercial Mortgage Securities Trust		2.713	08/15/49	10,179,017
		Series - 2016 JP2 (Class ASB)
5,000,000		JP Morgan Chase Commercial Mortgage Securities Trust		3.379	09/15/50	5,254,335
		Series - 2017 JP7 (Class A3)
691,523	i	JP Morgan Mortgage Trust		4.519	11/25/33	715,782
		Series - 2006 A2 (Class 5A3)
1,740,435	g,i	JP Morgan Mortgage Trust		3.589	12/25/44	1,733,400
		Series - 2015 1 (Class B1)
449,409	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	448,390
		Series - 2015 3 (Class A19)
1,548,048	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	1,548,061
		Series - 2015 6 (Class A13)
934,448	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	931,768
		Series - 2016 1 (Class A13)
8,288,496	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	8,402,139
		Series - 2017 1 (Class A3)
1,393,179	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	1,411,445
		Series - 2017 2 (Class A5)
1,152,484	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	1,153,478
		Series - 2017 2 (Class A13)
1,823,184	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	1,843,623
		Series - 2017 3 (Class 1A5)
588,369	g,i	JP Morgan Mortgage Trust		3.500	09/25/48	617,470
		Series - 2018 3 (Class A13)
229

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$189,919	g,i	JP Morgan Mortgage Trust		3.500%	10/25/48	$199,359
		Series - 2018 4 (Class A13)
780,740	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	819,715
		Series - 2018 5 (Class A13)
2,300,763	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	2,311,367
		Series - 2018 8 (Class A5)
1,586,974	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	1,618,032
		Series - 2018 8 (Class A13)
1,756,686	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	1,778,713
		Series - 2018 9 (Class A13)
3,656,771	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	3,728,792
		Series - 2019 1 (Class A15)
986,967		JPMBB Commercial Mortgage Securities Trust		3.657	09/15/47	1,021,258
		Series - 2014 C23 (Class ASB)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.709	09/15/47	2,099,310
		Series - 2014 C22 (Class B)
5,000,000		JPMBB Commercial Mortgage Securities Trust		3.634	02/15/48	5,247,903
		Series - 2015 C27 (Class AS)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.486	02/15/48	1,042,650
		Series - 2015 C27 (Class C)
4,300,000		JPMBB Commercial Mortgage Securities Trust		3.227	10/15/48	4,506,598
		Series - 2015 C28 (Class A4)
2,055,000		JPMCC Commercial Mortgage Securities Trust		3.723	03/15/50	2,240,930
		Series - 2017 JP5 (Class A5)
10,000,000	g	Liberty Street Trust		3.597	02/10/36	10,735,277
		Series - 2016 225L (Class A)
385,456		Master Alternative Loan Trust		7.000	01/25/34	412,284
		Series - 2004 1 (Class 3A1)
2,000,000	i	Morgan Stanley ABS Capital I, Inc Trust		3.779	05/15/48	2,151,464
		Series - 2015 MS1 (Class A4)
2,408,174	g	Morgan Stanley Bank of America Merrill Lynch Trust		4.384	12/15/46	2,580,250
		Series - 2014 C19 (Class LNC2)
1,926,539	g	Morgan Stanley Bank of America Merrill Lynch Trust		4.750	12/15/46	2,074,318
		Series - 2014 C19 (Class LNC3)
12,304,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.249	02/15/48	12,880,211
		Series - 2015 C20 (Class A4)
1,185,000		Morgan Stanley Bank of America Merrill Lynch Trust		4.160	02/15/48	1,259,939
		Series - 2015 C20 (Class B)
850,782		Morgan Stanley Bank of America Merrill Lynch Trust		3.338	03/15/48	893,194
		Series - 2015 C21 (Class A4)
2,500,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.306	04/15/48	2,629,135
		Series - 2015 C22 (Class A4)
2,790,116	i	Morgan Stanley Capital I Trust	LIBOR 1 M + 0.705%	2.723	02/25/35	2,804,362
		Series - 2005 WMC2 (Class M3)
10,000,000		Morgan Stanley Capital I Trust		2.606	08/15/49	10,144,415
		Series - 2016 UB11 (Class ASB)
230

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$265,820	†,i	Morgan Stanley Capital I Trust		6.459%	12/12/49	$164,809
		Series - 2007 IQ16 (Class AJFX)
300,000		Morgan Stanley Capital I Trust		3.587	12/15/50	324,897
		Series - 2017 HR2 (Class A4)
1,000,000	g,i	Natixis Commercial Mortgage Securities Trust		3.917	11/15/32	1,030,683
		Series - 2018 285M (Class C)
2,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 0.784%	2.811	07/15/33	2,000,617
		Series - 2018 850T (Class A)
1,179,141	g,i	New Residential Mortgage Loan Trust		4.000	08/27/57	1,229,019
		Series - 2017 6A (Class A1)
367,002	i	New York Mortgage Trust	LIBOR 1 M + 0.480%	2.498	02/25/36	367,930
		Series - 2005 3 (Class A1)
11,500,000	g	One Bryant Park Trust		2.516	09/13/49	11,560,705
		Series - 2019 OBP (Class A)
131,881	g,i	Onslow Bay Financial LLC		4.500	04/25/48	133,553
		Series - 2018 EXP1 (Class 1A6)
825,691	g,i	Sequoia Mortgage Trust		3.500	05/25/45	840,432
		Series - 2015 2 (Class A1)
1,056,484	g,i	Sequoia Mortgage Trust		3.500	06/25/46	1,068,742
		Series - 2016 1 (Class A19)
4,981,063	g,i	Sequoia Mortgage Trust		3.500	11/25/46	5,071,275
		Series - 2016 3 (Class A10)
3,815,165	g,i	Sequoia Mortgage Trust		3.500	02/25/47	3,872,339
		Series - 2017 1 (Class A4)
2,938,380	g,i	Sequoia Mortgage Trust		3.500	02/25/47	2,931,478
		Series - 2017 2 (Class A19)
10,394,020	g,i	Sequoia Mortgage Trust		3.500	04/25/47	10,562,517
		Series - 2017 3 (Class A4)
2,965,680	g,i	Sequoia Mortgage Trust		3.500	04/25/47	2,978,789
		Series - 2017 3 (Class A19)
10,996,279	g,i	Sequoia Mortgage Trust		3.500	08/25/47	11,202,031
		Series - 2017 5 (Class A4)
1,311,163	g,i	Sequoia Mortgage Trust		3.761	09/25/47	1,366,276
		Series - 2017 6 (Class B1)
1,574,403	g,i	Sequoia Mortgage Trust		3.500	02/25/48	1,599,557
		Series - 2018 2 (Class A1)
5,118,961	g,i	Sequoia Mortgage Trust		3.500	02/25/48	5,135,858
		Series - 2018 2 (Class A19)
2,326,231	g,i	Sequoia Mortgage Trust		3.500	03/25/48	2,344,497
		Series - 2018 3 (Class A1)
1,264,720	g,i	Sequoia Mortgage Trust		3.500	03/25/48	1,283,641
		Series - 2018 3 (Class A4)
3,085,768	g,i	Sequoia Mortgage Trust		4.000	09/25/48	3,115,529
		Series - 2018 7 (Class A4)
438,390	g,i	Sequoia Mortgage Trust		4.000	09/25/48	444,160
		Series - 2018 7 (Class A19)
81,336	g,i	Sequoia Mortgage Trust		4.000	11/25/48	82,447
		Series - 2018 8 (Class A19)
4,517,662	g,i	Sequoia Mortgage Trust		4.000	06/25/49	4,623,014
		Series - 2019 2 (Class A1)
1,115,793	g,i	Sequoia Mortgage Trust		4.000	06/25/49	1,138,466
		Series - 2019 2 (Class A19)
231

TIAA-CREF FUNDS - Bond Plus Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$703,390	g,i	Shellpoint Co-Originator Trust		3.500%	11/25/46	$709,196
		Series - 2016 1 (Class 1A10)
3,502,529	g,i	Shellpoint Co-Originator Trust		3.500	04/25/47	3,554,931
		Series - 2017 1 (Class A4)
3,634,805	g,i	Shellpoint Co-Originator Trust		3.500	10/25/47	3,664,481
		Series - 2017 2 (Class A1)
1,739,593	g,i	Shellpoint Co-Originator Trust		3.500	10/25/47	1,794,169
		Series - 2017 2 (Class A4)
2,515,533	g,i	Spruce Hill Mortgage Loan Trust		3.395	04/29/49	2,531,140
		Series - 2019 SH1 (Class A1)
342,744	i	Structured Adjustable Rate Mortgage Loan Trust	LIBOR 1 M + 0.340%	2.358	08/25/35	342,240
		Series - 2005 16XS (Class A1)
3,200,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 4.650%	6.668	10/25/28	3,428,806
		Series - 2016 DNA2 (Class M3)
2,170,000	i	STACR	LIBOR 1 M + 3.250%	5.268	07/25/29	2,274,956
		Series - 2017 DNA1 (Class M2)
389,879	i	STACR	LIBOR 1 M + 1.200%	3.218	10/25/29	391,152
		Series - 2017 DNA2 (Class M1)
841,701	i	STACR	LIBOR 1 M + 0.750%	2.768	03/25/30	841,781
		Series - 2017 DNA3 (Class M1)
5,295,184	i	STACR	LIBOR 1 M + 0.950%	2.968	04/25/30	5,300,625
		Series - 2017 HQA3 (Class M2AS)
659,583	g,i	STACR		3.740	02/25/48	663,819
		Series - 2018 SPI1 (Class M1)
1,346,461	g,i	STACR		3.817	05/25/48	1,349,856
		Series - 2018 SPI2 (Class M1)
2,514,124	g,i	STACR		4.160	08/25/48	2,532,910
		Series - 2018 SPI3 (Class M1)
1,075,000	g,i	STACR		4.459	11/25/48	1,083,224
		Series - 2018 SPI4 (Class M2)
3,000,000		UBS-Barclays Commercial Mortgage Trust		2.850	12/10/45	3,058,519
		Series - 2012 C4 (Class A5)
755,000	g,i	UBSBB		4.211	03/10/46	775,816
		Series - 2013 C5 (Class C)
955,925	g,i	Verus Securitization Trust		4.108	10/25/58	966,449
		Series - 2018 3 (Class A1)
2,443,541	g	VSE VOI Mortgage LLC		4.020	02/20/36	2,511,309
		Series - 2018 A (Class C)
1,119,106	i	Wachovia Bank Commercial Mortgage Trust		6.286	05/15/46	1,128,676
		Series - 2007 C34 (Class AJ)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust		6.361	05/15/46	3,028,652
		Series - 2007 C34 (Class B)
1,695,000	i	Wachovia Bank Commercial Mortgage Trust		6.361	05/15/46	1,716,443
		Series - 2007 C34 (Class C)
5,374,136	i	Wachovia Bank Commercial Mortgage Trust		5.748	04/15/47	5,376,770
		Series - 2007 C31 (Class F)
815,073	i	Wachovia Mortgage Loan Trust		4.453	10/20/35	807,689
		Series - 2005 B (Class 1A1)
232

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$17,900	i	Washington Mutual Mortgage Pass-Through Certificates Trust	6.124%	08/25/38	$18,827
		Series - 2004 RA3 (Class 2A)
3,675,000		Wells Fargo Commercial Mortgage Trust	3.540	05/15/48	3,911,861
		Series - 2015 C28 (Class A4)
2,650,000		Wells Fargo Commercial Mortgage Trust	3.637	06/15/48	2,837,296
		Series - 2015 C29 (Class A4)
4,950,000	i	Wells Fargo Commercial Mortgage Trust	3.767	07/15/58	5,335,874
		Series - 2015 NXS2 (Class A5)
2,743,236	g,i	Wells Fargo Mortgage Backed Securities Trust	4.000	04/25/49	2,793,492
		Series - 2019 2 (Class A17)
165,000	g	WFRBS Commercial Mortgage Trust	4.375	03/15/44	169,289
		Series - 2011 C3 (Class A4)
3,155,000	i	WFRBS Commercial Mortgage Trust	3.714	03/15/45	3,274,445
		Series - 2013 C11 (Class B)
1,000,000		WFRBS Commercial Mortgage Trust	3.553	05/15/45	1,033,755
		Series - 2013 C13 (Class B)
9,027,000		WFRBS Commercial Mortgage Trust	3.607	11/15/47	9,583,590
		Series - 2014 C24 (Class A5)
		TOTAL OTHER MORTGAGE BACKED			533,177,844

		TOTAL STRUCTURED ASSETS			895,002,326
		(Cost $878,165,474)

		TOTAL BONDS			4,604,078,002
		(Cost $4,438,719,874)

SHARES		COMPANY
COMMON STOCKS - 0.0%

ENERGY - 0.0%
38,800		Peabody Energy Corp			571,136
70,170	*	Tidewater, Inc			1,060,269
		TOTAL ENERGY			1,631,405

RETAILING - 0.0%
1,108	*,i,q	FullBeauty Brands Holdings Corp			85,316
		TOTAL RETAILING			85,316

		TOTAL COMMON STOCKS			1,716,721
		(Cost $1,968,653)

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
12,977		Tidewater, Inc			217,365
		TOTAL ENERGY			217,365

		TOTAL RIGHTS / WARRANTS			217,365
		(Cost $270,181)
233

TIAA-CREF FUNDS - Bond Plus Fund

					MATURITY
	PRINCIPAL		ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 2.1%

GOVERNMENT AGENCY DEBT - 1.3%
	$20,130,000		Federal Home Loan Bank (FHLB)	1.600%	10/02/19	$20,128,949
	10,000,000		FHLB	1.800-1.900	10/03/19	9,998,955
	30,000,000		FHLB	2.022	10/24/19	29,963,967
			TOTAL GOVERNMENT AGENCY DEBT			60,091,871

TREASURY DEBT - 0.8%
EGP	83,250,000	j	Egypt Treasury Bill	0.000	03/03/20	4,797,411
UAH	73,000,000	j	Ukraine Treasury Bill	0.000	04/01/20	2,792,248
	$8,900,000		United States Treasury Bill	1.777-2.009	10/01/19	8,900,000
	1,830,000		United States Treasury Bill	1.797	10/15/19	1,828,758
	10,300,000		United States Treasury Bill	1.852	10/22/19	10,289,145
	10,000,000		United States Treasury Bill	1.964	11/05/19	9,982,912
			TOTAL TREASURY DEBT			38,590,474

			TOTAL SHORT-TERM INVESTMENTS			98,682,345
			(Cost $98,174,332)

			TOTAL INVESTMENTS - 99.6%			4,791,836,880
			(Cost $4,629,679,407)
			OTHER ASSETS & LIABILITIES, NET - 0.4%			19,728,813
			NET ASSETS - 100.0%			$4,811,565,693

			Abbreviation(s):
	DGS5		5-Year Treasury Constant Maturity Rate
	DOP		Dominican Republic Peso
	EGP		Egyptian Pound
	ICE		Intercontinental Exchange
	LIBOR		London Interbank Offered Rate
	M		Month
	REIT		Real Estate Investment Trust
	SOFR		Secure Overnight Financing Rate
	UAH		Ukrainian Hryvnia

	*		Non-income producing
	†		Security is categorized as Level 3 in the fair value hierarchy.
	‡		Perpetual security
	g		Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2019, the aggregate value of these securities was $1,093,757,322 or 22.7% of net assets.
	h		All or a portion of these securities were purchased on a delayed delivery basis.
	i		Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
	j		Zero coupon
	k		Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
	o		Payment in Kind Bond
	q		In default
234

TIAA-CREF FUNDS - Bond Plus Fund

Centrally cleared credit default swap contracts outstanding as of September 30, 2019 were as follows:

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount*	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS32V2-5 Year Index	5.000%	Credit event as specified in contract	Citigroup Global Markets Inc	06/20/24	$49,500,000	$(139,241)	$(16,489)
CDX-NAHYS32V2-5 Year Index	5.000	Credit event as specified in contract	Citigroup Global Markets Inc	06/20/24	49,500,000	(139,272)	36,591
Total						$(278,513)	$20,102

* The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

235

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

TIAA-CREF FUNDS

5-15 YEAR LADDERED TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2019

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
LONG-TERM MUNICIPAL BONDS - 94.4%

ALABAMA - 1.2%
$500,000		City of Birmingham AL	5.000%	12/01/29	$632,630
500,000		City of Birmingham AL	5.000	12/01/30	629,760
630,000		County of Mobile AL	5.000	02/01/34	794,884
1,000,000		University of South Alabama	5.000	11/01/31	1,203,040
		TOTAL ALABAMA			3,260,314

ALASKA - 1.3%
500,000		Alaska Municipal Bond Bank Authority	5.000	12/01/31	590,750
2,570,000		Borough of Matanuska-Susitna AK	5.000	09/01/25	3,058,968
		TOTAL ALASKA			3,649,718

ARIZONA - 1.1%
2,000,000		Chandler Industrial Development Authority	5.000	06/01/49	2,295,060
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/24	233,250
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/25	239,724
190,000		Pinal County Electric District No 3	5.000	07/01/33	227,115
		TOTAL ARIZONA			2,995,149

ARKANSAS - 0.8%
1,000,000	g	Arkansas Development Finance Authority	4.500	09/01/49	1,074,450
1,000,000		City of Fort Smith AR Water & Sewer Revenue	5.000	10/01/32	1,251,530
		TOTAL ARKANSAS			2,325,980

CALIFORNIA - 4.1%
365,000		California Educational Facilities Authority	5.000	12/01/29	458,874
1,510,000		California Health Facilities Financing Authority	5.000	09/01/33	1,838,803
715,000	g	California School Finance Authority	5.000	08/01/25	831,509
225,000	g	California Statewide Communities Development Authority	5.000	12/01/28	270,290
2,000,000		City of Los Angeles Department of Airports	5.000	05/15/27	2,413,620
1,715,000		Elk Grove Finance Authority	5.000	09/01/30	2,029,840
450,000		Palmdale Community Redevelopment Agency	5.000	09/01/25	542,664
415,000		Palmdale Community Redevelopment Agency	5.000	09/01/31	506,976
750,000		San Diego Public Facilities Financing Authority	5.000	10/15/31	902,603
500,000		Santee CDC Successor Agency	5.000	08/01/27	617,785
1,000,000		State of California	5.000	09/01/24	1,180,680
		TOTAL CALIFORNIA			11,593,644
236

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
COLORADO - 2.7%
$1,500,000		City & County of Denver CO Airport System Revenue	5.000%	11/15/30	$1,836,315
2,155,000		Colorado Health Facilities Authority	5.000	01/01/32	2,174,395
250,000		Colorado Health Facilities Authority	5.000	12/01/41	291,945
1,000,000		Colorado Health Facilities Authority	5.000	08/01/49	1,186,580
310,000		Denver Health & Hospital Authority	5.000	12/01/28	386,300
470,000		Eagle County Airport Terminal Corp	4.000	05/01/24	517,902
1,000,000		Interlocken Metropolitan District	5.000	12/01/27	1,243,000
		TOTAL COLORADO			7,636,437

CONNECTICUT - 3.1%
1,180,000		Capital Region Development Authority	5.000	06/15/29	1,440,438
765,000		Capital Region Development Authority	5.000	06/15/33	918,367
1,250,000		City of New Haven CT	5.000	08/15/24	1,432,413
495,000		Connecticut State Health & Educational Facilities Authority	5.000	07/01/27	610,226
630,000		Connecticut State Health & Educational Facilities Authority	5.000	07/01/29	767,888
330,000		Connecticut State Health & Educational Facilities Authority	5.000	07/01/30	399,877
350,000		Connecticut State Health & Educational Facilities Authority	5.000	07/01/32	424,756
350,000		Connecticut State Health & Educational Facilities Authority	5.000	07/01/33	423,853
2,000,000		University of Connecticut	5.000	03/15/28	2,402,240
		TOTAL CONNECTICUT			8,820,058

DISTRICT OF COLUMBIA - 0.4%
955,000		District of Columbia	5.000	04/01/27	1,187,428
		TOTAL DISTRICT OF COLUMBIA			1,187,428

FLORIDA - 5.3%
1,000,000	g	Capital Trust Agency, Inc	7.250	06/01/33	1,102,660
250,000		County of Broward FL Airport System Revenue	5.000	10/01/27	309,495
250,000		County of Broward FL Airport System Revenue	5.000	10/01/28	310,125
1,500,000		Florida Development Finance Corp	1.900	01/01/49	1,501,215
1,100,000		Greater Orlando Aviation Authority	5.000	10/01/26	1,333,222
175,000		Hillsborough County Aviation Authority	5.000	10/01/31	217,292
185,000		Hillsborough County Aviation Authority	5.000	10/01/32	228,778
190,000		Hillsborough County Aviation Authority	5.000	10/01/33	234,291
400,000		Hillsborough County Port District	5.000	06/01/29	493,328
1,000,000		Hillsborough County Port District	5.000	06/01/33	1,215,470
2,000,000		JEA Electric System Revenue	1.630	10/01/34	2,000,000
210,000		Miami-Dade County Educational Facilities Authority	5.000	04/01/28	263,718
1,375,000		Miami-Dade County Expressway Authority	5.000	07/01/31	1,634,958
2,180,000		Port St. Lucie Community Redevelopment Agency	5.000	01/01/26	2,613,210
500,000		School District of Broward County	5.000	07/01/31	601,880
105,000		Volusia County Educational Facility Authority	5.000	10/15/24	122,632
75,000		Volusia County Educational Facility Authority	5.000	10/15/25	89,781
237

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$540,000	Volusia County Educational Facility Authority	5.000%	10/15/32	$653,864
	TOTAL FLORIDA			14,925,919

GEORGIA - 3.8%
1,250,000	Brookhaven Development Authority	5.000	07/01/27	1,564,600
1,110,000	Burke County Development Authority	2.250	10/01/32	1,124,852
1,000,000	City of Atlanta Department of Aviation	5.000	01/01/24	1,149,910
1,000,000	Dahlonega Downtown Development Authority	4.000	07/01/37	1,107,060
1,250,000	Dahlonega Downtown Development Authority	4.000	07/01/38	1,380,450
1,000,000	Dahlonega Downtown Development Authority	5.000	07/01/39	1,187,470
250,000	Georgia Municipal Association, Inc	5.000	12/01/30	310,967
1,000,000	Glynn-Brunswick Memorial Hospital Authority	5.000	08/01/47	1,160,340
1,020,000	Main Street Natural Gas, Inc	4.000	08/01/49	1,148,347
500,000	Municipal Electric Authority of Georgia	5.000	01/01/25	580,685
	TOTAL GEORGIA			10,714,681

GUAM - 0.2%
200,000	Port Authority of Guam	5.000	07/01/29	244,486
200,000	Port Authority of Guam	5.000	07/01/30	243,234
	TOTAL GUAM			487,720

HAWAII - 1.4%
1,275,000	City & County of Honolulu HI	5.000	09/01/27	1,614,571
1,000,000	State of Hawaii Airports System Revenue	5.000	07/01/29	1,253,170
1,000,000	State of Hawaii Airports System Revenue	5.000	07/01/41	1,143,340
	TOTAL HAWAII			4,011,081

IDAHO - 0.2%
425,000	Idaho State Building Authority	5.000	09/01/24	500,012
	TOTAL IDAHO			500,012

ILLINOIS - 12.9%
1,500,000	Chicago Board of Education	5.000	12/01/26	1,731,225
1,335,000	Chicago Board of Education	4.000	12/01/27	1,445,818
500,000	Chicago Housing Authority	5.000	01/01/33	604,340
2,000,000	Chicago Midway International Airport	5.000	01/01/26	2,376,520
400,000	Chicago O’Hare International Airport	5.000	01/01/22	430,000
750,000	Chicago O’Hare International Airport	5.000	01/01/25	873,892
300,000	Chicago O’Hare International Airport	5.000	01/01/28	363,357
1,000,000	Chicago O’Hare International Airport	5.000	01/01/32	1,146,740
1,000,000	Chicago Public Building Commission	5.250	03/01/24	1,126,840
1,220,000	Chicago Transit Authority	5.250	12/01/24	1,313,903
1,000,000	Chicago Transit Authority	5.000	06/01/25	1,167,410
1,000,000	City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/24	1,087,480
1,500,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	1,609,050
500,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	536,350
238

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		City of Chicago IL Wastewater Transmission Revenue	5.000%	01/01/25	$1,154,860
1,000,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/26	1,176,620
1,250,000		City of Chicago IL, GO	5.000	01/01/29	1,481,787
1,500,000		City of Chicago IL, GO	5.500	01/01/35	1,681,755
650,000		City of Chicago IL, GO	5.500	01/01/37	726,226
500,000		City of Chicago IL, GO	5.500	01/01/42	554,940
1,750,000		County of Cook IL	5.000	11/15/31	2,056,425
400,000		Illinois Finance Authority	5.000	05/01/21	419,616
500,000		Illinois Finance Authority	5.000	11/01/21	532,225
1,000,000		Illinois State Toll Highway Authority	5.000	01/01/25	1,172,870
2,000,000		Metropolitan Water Reclamation District of Greater Chicago	5.000	12/01/30	2,404,860
1,500,000		Sales Tax Securitization Corp	5.000	01/01/30	1,780,725
695,000		State of Illinois	5.000	06/15/24	774,988
2,000,000		State of Illinois	5.000	06/01/28	2,261,500
280,000		State of Illinois, GO	6.250	12/15/20	285,807
250,000		Village of Broadview IL	5.000	12/01/28	308,960
200,000		Village of Broadview IL	5.000	12/01/29	246,424
545,000		Village of Broadview IL	5.000	12/01/30	668,617
745,000		Village of Broadview IL	5.000	12/01/33	895,445
		TOTAL ILLINOIS			36,397,575

INDIANA - 0.6%
1,365,000		City of Whiting IN	5.000	12/01/44	1,619,709
		TOTAL INDIANA			1,619,709

IOWA - 0.2%
475,000		Iowa Higher Education Loan Authority	5.000	10/01/27	583,276
		TOTAL IOWA			583,276

KENTUCKY - 1.9%
2,000,000		Kentucky Turnpike Authority	5.000	07/01/26	2,414,700
1,250,000		Paducah Electric Plant Board	5.000	10/01/34	1,466,937
1,250,000		Paducah Electric Plant Board	5.000	10/01/35	1,459,200
		TOTAL KENTUCKY			5,340,837

LOUISIANA - 1.5%
750,000		Louisiana Local Government Environmental Facilities & Community Development Auth	5.000	10/01/27	934,178
500,000		New Orleans Aviation Board	5.000	10/01/33	612,430
1,250,000		St. Tammany Parish Hospital Service District No	5.000	07/01/33	1,529,188
1,000,000		State of Louisiana	5.000	08/01/26	1,231,370
		TOTAL LOUISIANA			4,307,166

MAINE - 0.3%
750,000	g	Finance Authority of Maine	5.375	12/15/33	798,263
		TOTAL MAINE			798,263
239

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
MASSACHUSETTS - 0.6%
$1,040,000	Massachusetts Department of Transportation	5.000%	01/01/32	$1,049,568
500,000	Massachusetts Development Finance Agency	5.000	12/01/29	615,580
	TOTAL MASSACHUSETTS			1,665,148

MICHIGAN - 3.5%
275,000	Lansing Community College	5.000	05/01/32	298,983
915,000	Lansing Community College	5.000	05/01/32	1,001,120
2,000,000	Michigan Finance Authority	5.000	04/01/25	2,332,560
2,000,000	Michigan Finance Authority	5.000	11/15/28	2,433,420
1,650,000	Michigan Finance Authority	5.000	07/01/44	1,776,885
1,250,000	Wayne County Airport Authority	5.000	12/01/29	1,567,913
385,000	Wayne County Airport Authority	5.000	12/01/29	489,578
	TOTAL MICHIGAN			9,900,459

MINNESOTA - 0.9%
1,055,000	City of Minneapolis MN	5.000	11/15/33	1,316,281
70,000	Duluth Economic Development Authority	5.000	02/15/33	84,605
500,000	Northern Municipal Power Agency	5.000	01/01/26	602,660
500,000	Northern Municipal Power Agency	5.000	01/01/28	597,715
	TOTAL MINNESOTA			2,601,261

MISSISSIPPI - 4.1%
4,000,000	Mississippi Business Finance Corp	1.600	12/01/30	4,000,000
1,500,000	Mississippi Development Bank	5.000	03/01/24	1,710,495
750,000	Mississippi Development Bank	5.000	04/01/24	861,000
1,250,000	Mississippi Development Bank	5.000	03/01/25	1,459,812
1,045,000	Mississippi Development Bank	5.000	03/01/26	1,248,556
1,000,000	Mississippi Development Bank	5.000	06/01/27	1,245,360
1,000,000	Mississippi Development Bank	5.000	03/01/35	1,170,120
	TOTAL MISSISSIPPI			11,695,343

MISSOURI - 2.9%
1,225,000	City of Kansas City MO	5.000	10/01/26	1,465,713
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/25	1,189,000
1,000,000	City of St. Louis MO Parking Revenue	5.000	12/15/26	1,198,330
600,000	Health & Educational Facilities Authority of the State of Missouri	5.000	02/15/24	689,676
900,000	Health & Educational Facilities Authority of the State of Missouri	5.000	02/15/28	1,133,667
450,000	St. Louis Land Clearance for Redevelopment Authority	4.000	06/01/20	456,138
1,745,000	St. Louis Municipal Finance Corp	5.000	02/15/26	2,080,441
	TOTAL MISSOURI			8,212,965
240

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
NEBRASKA - 0.1%
$250,000		Omaha Airport Authority	5.000%	12/15/22	$277,148
		TOTAL NEBRASKA			277,148

NEVADA - 0.7%
1,000,000		Las Vegas Redevelopment Agency	5.000	06/15/26	1,197,730
625,000	g	State of Nevada Department of Business & Industry	6.950	02/15/38	719,137
		TOTAL NEVADA			1,916,867

NEW JERSEY - 5.3%
1,000,000		New Jersey Economic Development Authority	5.000	06/15/27	1,188,100
1,000,000		New Jersey Educational Facilities Authority	5.000	07/01/27	1,218,700
1,500,000		New Jersey Sports & Exposition Authority	5.000	09/01/24	1,712,445
1,000,000		New Jersey Transportation Trust Fund Authority	5.000	06/15/29	1,179,090
765,000		New Jersey Transportation Trust Fund Authority	5.000	12/15/33	903,610
7,000,000		New Jersey Transportation Trust Fund Authority	5.000	06/15/34	8,242,570
500,000		South Jersey Port Corp	5.000	01/01/48	575,745
		TOTAL NEW JERSEY			15,020,260

NEW YORK - 3.9%
1,000,000		Brooklyn Arena Local Development Corp	5.000	07/15/25	1,172,540
1,000,000		Brooklyn Arena Local Development Corp	5.000	07/15/26	1,191,480
1,475,000		Metropolitan Transportation Authority	5.000	11/15/24	1,729,703
1,000,000		Metropolitan Transportation Authority	5.000	11/15/25	1,202,130
1,750,000		New York State Dormitory Authority	5.000	07/01/33	2,186,240
375,000		New York Transportation Development Corp	5.000	07/01/30	424,571
1,000,000		New York Transportation Development Corp	5.000	08/01/31	1,049,460
715,000		New York Transportation Development Corp	5.000	01/01/36	852,902
1,000,000		Westchester County Local Development Corp	5.000	11/01/25	1,174,930
		TOTAL NEW YORK			10,983,956

NORTH CAROLINA - 2.4%
100,000		City of Charlotte NC Airport Revenue	5.000	07/01/24	115,926
100,000		City of Charlotte NC Airport Revenue	5.000	07/01/25	118,888
1,355,000		County of Duplin NC	5.000	04/01/27	1,632,734
240,000		North Carolina Medical Care Commission	4.000	10/01/19	240,000
1,000,000		North Carolina Medical Care Commission	5.000	12/01/26	1,225,190
2,000,000		North Carolina Medical Care Commission	5.000	06/01/34	2,045,360
200,000		North Carolina Turnpike Authority	5.000	01/01/22	214,586
1,000,000		The Charlotte-Mecklenburg Hospital Authority	5.000	01/15/26	1,212,490
		TOTAL NORTH CAROLINA			6,805,174

NORTH DAKOTA - 0.9%
1,000,000		North Dakota Housing Finance Agency	2.400	01/01/26	1,026,000
1,500,000		North Dakota Housing Finance Agency	2.050	01/01/49	1,500,000
		TOTAL NORTH DAKOTA			2,526,000
241

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
OHIO - 2.0%
$1,000,000		American Municipal Power, Inc	5.000%	02/15/34	$1,238,350
1,000,000		City of Cleveland OH Airport System Revenue	5.000	01/01/27	1,209,880
200,000		City of Cleveland OH Income Tax Revenue	5.000	10/01/27	250,642
250,000		City of Cleveland OH Income Tax Revenue	5.000	10/01/28	316,090
240,000		City of Toledo OH	4.000	12/01/29	278,371
250,000		City of Toledo OH	4.000	12/01/30	288,563
200,000		City of Toledo OH	4.000	12/01/31	228,960
1,500,000		County of Miami OH	5.000	08/01/32	1,841,790
		TOTAL OHIO			5,652,646

OKLAHOMA - 1.0%
750,000		Oklahoma Development Finance Authority	5.000	08/15/28	927,983
1,500,000		Oklahoma Development Finance Authority	5.250	08/15/48	1,777,845
		TOTAL OKLAHOMA			2,705,828

OREGON - 1.8%
3,000,000	g	Oregon State Business Development Commission	6.500	04/01/31	2,828,730
1,000,000		Oregon State Business Development Commission	11.500	04/01/31	1,073,370
1,000,000		Tri-County Metropolitan Transportation District of Oregon	5.000	10/01/28	1,258,940
		TOTAL OREGON			5,161,040

PENNSYLVANIA – 4.9%
1,100,000		Allegheny County Higher Education Building Authority	5.000	03/01/29	1,314,214
480,000		Borough of Columbia PA	4.000	06/15/38	501,926
1,000,000		City of Philadelphia PA	5.000	08/01/26	1,222,620
740,000		Coatesville School District	5.000	08/01/25	870,825
300,000		Commonwealth of Pennsylvania	5.000	07/01/24	345,990
2,000,000		Pennsylvania Economic Development Financing Authority	5.000	12/31/25	2,330,240
2,500,000		Pennsylvania State University	5.000	03/01/40	2,534,875
415,000		Pittsburgh Water & Sewer Authority	5.000	09/01/27	520,937
1,500,000		School District of the City of Erie	5.000	04/01/28	1,867,620
1,155,000		State Public School Building Authority	5.000	05/01/25	1,365,891
915,000		Township of Northampton PA	4.000	05/15/33	1,008,943
		TOTAL PENNSYLVANIA			13,884,081

RHODE ISLAND - 0.7%
825,000		Rhode Island Commerce Corp	5.000	06/15/27	1,026,226
810,000		Rhode Island Health & Educational Building Corp	4.000	05/15/20	822,628
		TOTAL RHODE ISLAND			1,848,854

SOUTH CAROLINA - 0.4%
265,000		City of Rock Hill SC Combined Utility System Revenue	5.000	01/01/27	328,107
170,000		City of Rock Hill SC Combined Utility System Revenue	5.000	01/01/28	214,938
242

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$265,000	City of Rock Hill SC Combined Utility System Revenue	5.000%	01/01/29	$342,009
250,000	Piedmont Municipal Power Agency	5.000	01/01/24	285,808
	TOTAL SOUTH CAROLINA			1,170,862

SOUTH DAKOTA - 0.4%
500,000	South Dakota Health & Educational Facilities Authority	5.000	11/01/24	584,655
465,000	South Dakota Health & Educational Facilities Authority	5.000	11/01/25	558,149
	TOTAL SOUTH DAKOTA			1,142,804

TENNESSEE - 0.4%
350,000	Knox County Health Educational & Housing Facility Board	5.000	04/01/20	355,432
755,000	Tennessee Energy Acquisition Corp	4.000	11/01/49	835,370
	TOTAL TENNESSEE			1,190,802

TEXAS - 9.0%
800,000	Austin Convention Enterprises, Inc	5.000	01/01/22	852,304
1,100,000	Central Texas Regional Mobility Authority	5.000	01/01/27	1,332,529
1,210,000	Central Texas Regional Mobility Authority	5.000	01/01/29	1,491,361
400,000	City of Austin TX Airport System Revenue	5.000	11/15/27	493,092
900,000	City of Austin TX Airport System Revenue	5.000	11/15/39	1,021,617
2,000,000	City of El Paso TX Airport Revenue	5.000	08/15/28	2,460,040
1,970,000	City of Houston TX	5.000	03/01/32	2,406,591
1,500,000	City of Lubbock TX	5.000	02/15/25	1,779,435
500,000	County of Galveston TX	4.000	02/01/38	561,115
550,000	Dallas County Utility & Reclamation District	5.000	02/15/26	664,191
1,105,000	Love Field Airport Modernization Corp	5.250	11/01/40	1,144,261
1,000,000	Lower Colorado River Authority	5.000	05/15/25	1,189,700
600,000	North Texas Tollway Authority	5.000	01/01/25	710,034
1,000,000	North Texas Tollway Authority	5.000	01/01/30	1,248,540
420,000	Port Freeport TX	5.000	06/01/28	506,684
825,000	Port Freeport TX	5.000	06/01/29	992,796
865,000	Port Freeport TX	5.000	06/01/30	1,043,216
935,000	Port Freeport TX	5.000	06/01/32	1,114,838
1,195,000	Tarrant County Cultural Education Facilities Finance Corp	1.580	11/15/33	1,195,000
1,545,000	Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/32	1,681,254
1,000,000	University of North Texas	5.000	04/15/27	1,250,050
	TOTAL TEXAS			25,138,648

UTAH - 1.1%
475,000	Salt Lake City Corp Airport Revenue	5.000	07/01/31	587,485
1,000,000	Salt Lake City Corp Airport Revenue	5.000	07/01/32	1,231,610
1,000,000	Salt Lake City Corp Airport Revenue	5.000	07/01/33	1,228,720
	TOTAL UTAH			3,047,815
243

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
VIRGIN ISLANDS - 1.8%
$2,000,000	g	Virgin Islands Public Finance Authority	5.000%	09/01/25	$2,257,580
2,500,000	g	Virgin Islands Public Finance Authority	5.000	09/01/33	2,763,950
		TOTAL VIRGIN ISLANDS			5,021,530

WASHINGTON - 1.1%
1,855,000	g	City of Bellingham WA Water & Sewer Revenue	1.780	02/01/21	1,855,000
1,000,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/29	1,213,000
		TOTAL WASHINGTON			3,068,000

WEST VIRGINIA - 1.3%
1,000,000		West Virginia Higher Education Policy Commission	5.000	07/01/27	1,247,540
750,000		West Virginia Hospital Finance Authority	5.000	01/01/29	934,380
1,215,000		West Virginia Hospital Finance Authority	5.000	01/01/30	1,508,532
		TOTAL WEST VIRGINIA			3,690,452

WISCONSIN - 0.2%
500,000		Public Finance Authority	5.000	09/30/49	515,060
		TOTAL WISCONSIN			515,060

		TOTAL LONG-TERM MUNICIPAL BONDS			265,997,970
		(Cost $253,573,591)

SHORT-TERM INVESTMENTS - 0.7%

TREASURY DEBT - 0.7%
2,000,000		United States Treasury Bill	1.849	10/22/19	1,997,892
		TOTAL TREASURY DEBT			1,997,892

		TOTAL SHORT-TERM INVESTMENTS			1,997,892
		(Cost $1,997,845)

		TOTAL INVESTMENTS - 95.1%			267,995,862
		(Cost $255,571,436)
		OTHER ASSETS & LIABILITIES, NET - 4.9%			13,820,739
		NET ASSETS - 100.0%			$281,816,601

Abbreviation(s):
GO	General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2019, the aggregate value of these securities was $14,501,569 or 5.1% of net assets.
244

TIAA-CREF FUNDS - Green Bond Fund

TIAA-CREF FUNDS

GREEN BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2019

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 3.6%

ENERGY - 2.1%
$643,599	†,i	TerraForm Power Operating LLC	LIBOR 1 M + 2.000%	4.044%	11/08/22	$644,404
		TOTAL ENERGY				644,404

UTILITIES - 1.5%
477,543	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	5.130	11/28/24	466,502
		TOTAL UTILITIES				466,502

		TOTAL BANK LOAN OBLIGATIONS				1,110,906
		(Cost $1,116,289)

BONDS - 93.8%

CORPORATE BONDS - 45.6%

BANKS - 6.7%
250,000		First Abu Dhabi Bank PJSC		3.000	03/30/22	254,089
500,000		HSBC Holdings plc		3.033	11/22/23	507,407
500,000	g	ING Groep NV		4.625	01/06/26	553,104
550,000		Mitsubishi UFJ Financial Group, Inc		2.527	09/13/23	554,654
200,000	g,i	Shinhan Financial Group Co Ltd	DGS5 + 1.500%	3.340	02/05/30	202,967
		TOTAL BANKS				2,072,221

CAPITAL GOODS - 0.8%
250,000	g	NBM US Holdings, Inc		6.625	08/06/29	256,250
		TOTAL CAPITAL GOODS				256,250

CONSUMER SERVICES - 1.7%
250,000		Conservation Fund		3.474	12/15/29	254,322
260,000		Nature Conservancy		3.333	02/01/24	259,788
		TOTAL CONSUMER SERVICES				514,110

MATERIALS - 4.4%
525,000	g	Inversiones CMPC S.A.		4.375	04/04/27	555,849
250,000	g	Klabin Austria GmbH		7.000	04/03/49	266,200
500,000	g	LG Chem Ltd		3.625	04/15/29	523,744
		TOTAL MATERIALS				1,345,793

REAL ESTATE - 3.4%
500,000		Alexandria Real Estate Equities, Inc		4.000	01/15/24	533,553
500,000		Digital Realty Trust LP		3.950	07/01/22	521,999
		TOTAL REAL ESTATE				1,055,552
245

TIAA-CREF FUNDS - Green Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 3.4%
$500,000		Apple, Inc	2.850%	02/23/23	$514,762
500,000		Apple, Inc	3.000	06/20/27	525,849
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,040,611

UTILITIES - 25.2%
500,000		Avangrid, Inc	3.150	12/01/24	515,465
500,000	g	Azure Power Energy Ltd	5.500	11/03/22	505,294
200,000	g	Azure Power Solar Energy Pvt Ltd	5.650	12/24/24	200,219
215,000	g	Consorcio Transmantaro SA	4.700	04/16/34	233,812
250,000		DTE Electric Co	4.050	05/15/48	289,840
500,000		Georgia Power Co	3.250	04/01/26	516,681
250,000	g	Hanwha Energy USA Holdings Corp	2.375	07/30/22	250,345
275,000	g	HAT Holdings I LLC	5.250	07/15/24	289,094
500,000		Interstate Power & Light Co	4.100	09/26/28	551,106
500,000		MidAmerican Energy Co	3.950	08/01/47	570,400
600,000		MidAmerican Energy Co	3.650	08/01/48	654,439
250,000		NorthWestern Corp	4.176	11/15/44	282,744
529,000		Public Service Co of Colorado	3.700	06/15/28	584,532
500,000		Public Service Co of Colorado	4.100	06/15/48	584,424
550,000		Public Service Co of Colorado	3.200	03/01/50	559,339
239,500	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	249,433
389,983	g	Topaz Solar Farms LLC	4.875	09/30/39	406,659
500,000		Westar Energy, Inc	2.550	07/01/26	504,229
		TOTAL UTILITIES			7,748,055

		TOTAL CORPORATE BONDS			14,032,592
		(Cost $12,899,535)

GOVERNMENT BONDS - 25.4%

AGENCY SECURITIES - 4.5%
286,353	g	Genesis Solar Pass Through Trust	3.875	02/15/38	324,932
250,000		Overseas Private Investment Corp (OPIC)	2.360	10/15/29	252,992
250,000		OPIC	3.050	06/15/35	266,229
250,000		OPIC	3.590	06/15/35	276,356
250,000		OPIC	2.580	07/15/38	259,019
		TOTAL AGENCY SECURITIES			1,379,528

FOREIGN GOVERNMENT BONDS - 13.9%
579,000		Asian Development Bank	1.750	08/14/26	581,214
250,000		Asian Development Bank	3.125	09/26/28	278,609
250,000		European Bank for Reconstruction & Development	1.625	09/27/24	249,669
500,000		International Bank for Reconstruction & Development	2.125	03/03/25	512,250
500,000		International Bank for Reconstruction & Development	3.125	11/20/25	542,133
250,000	g	International Development Association	2.750	04/24/23	259,384
250,000		Kreditanstalt fuer Wiederaufbau	1.750	09/14/29	249,887
1,000,000		North American Development Bank	4.375	02/11/20	1,005,913
300,000	g	Perusahaan Penerbit SBSN Indonesia III	3.750	03/01/23	310,653
250,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	263,500
		TOTAL FOREIGN GOVERNMENT BONDS			4,253,212
246

TIAA-CREF FUNDS - Green Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
MUNICIPAL BONDS - 7.0%
$360,000		City of Austin TX Electric Utility Revenue		2.677%	11/15/25	$375,264
125,000		New York State Energy Research & Development Authority		4.577	04/01/35	141,114
105,000		New York State Environmental Facilities Corp		2.506	11/15/22	106,454
500,000	g	Ohio Air Quality Development Authority		4.500	01/15/48	541,660
500,000	i	State of California	LIBOR 1 M + 0.780%	2.862	04/01/47	501,405
500,000	g	Warm Springs Reservation Confederated Tribe		2.800	11/01/22	500,305
		TOTAL MUNICIPAL BONDS				2,166,202

		TOTAL GOVERNMENT BONDS				7,798,942
		(Cost $7,548,283)

STRUCTURED ASSETS - 22.8%

ASSET BACKED - 10.3%
474,739	g	HERO Funding Trust		3.910	09/20/42	490,977
		Series - 2016 3A (Class A2)
116,571	g	HERO Funding Trust		4.460	09/20/47	122,812
		Series - 2017 1A (Class A2)
288,345	g	HERO Funding Trust		3.190	09/20/48	294,317
		Series - 2017 3A (Class A1)
581,015	g	HERO Funding Trust		3.950	09/20/48	607,700
		Series - 2017 3A (Class A2)
243,209	g	Sunrun Athena Issuer LLC		5.310	04/30/49	266,738
		Series - 2018 1 (Class A)
489,045	g	Sunrun Callisto Issuer LLC		3.980	06/30/54	502,813
		Series - 2019 1A (Class A)
189,977	g	Tesla Auto Lease Trust		3.710	08/20/21	193,035
		Series - 2018 B (Class A)
669,161		Toyota Auto Receivables Owner Trust		1.520	08/16/21	668,121
		Series - 2016 B (Class A4)
		TOTAL ASSET BACKED				3,146,513

OTHER MORTGAGE BACKED - 12.5%
100,000	g	BBCMS Trust		4.498	08/10/35	112,357
		Series - 2015 SRCH (Class B)
600,000	g,i	BBCMS Trust		5.122	08/10/35	662,535
		Series - 2015 SRCH (Class D)
500,000	g	COMM Mortgage Trust		3.178	02/10/35	523,149
		Series - 2015 3BP (Class A)
275,000	g	GRACE Mortgage Trust		3.369	06/10/28	279,221
		Series - 2014 GRCE (Class A)
180,311	g	JP Morgan Chase Commercial Mortgage Securities Trust		3.093	07/05/32	184,775
		Series - 2012 HSBC (Class A)
500,000	g,i	Morgan Stanley Capital I Trust		3.516	07/13/29	507,682
		Series - 2014 CPT (Class AM)
300,000	g	Morgan Stanley Capital I Trust		2.695	01/11/32	299,699
		Series - 2013 WLSR (Class A)
500,000	g	One Bryant Park Trust		2.516	09/13/49	502,639
		Series - 2019 OBP (Class A)
247

TIAA-CREF FUNDS - Green Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$780,000	g,i	Wells Fargo Commercial Mortgage Trust	2.800%	03/18/28	$779,645
		Series - 2013 120B (Class A)
		TOTAL OTHER MORTGAGE BACKED			3,851,702

		TOTAL STRUCTURED ASSETS			6,998,215
		(Cost $6,722,779)

		TOTAL BONDS			28,829,749
		(Cost $27,170,597)

SHARES		COMPANY
PREFERRED STOCKS - 0.8%

REAL ESTATE - 0.8%
10,000	*	Brookfield Property Partners LP			259,600
		TOTAL REAL ESTATE			259,600

		TOTAL PREFERRED STOCKS			259,600
		(Cost $250,000)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 1.6%

GOVERNMENT AGENCY DEBT - 1.6%
$490,000		Federal Home Loan Bank (FHLB)	1.500	10/01/19	490,000
		TOTAL GOVERNMENT AGENCY DEBT			490,000

		TOTAL SHORT-TERM INVESTMENTS			490,000
		(Cost $490,000)

		TOTAL INVESTMENTS - 99.8%			30,690,255
		(Cost $29,026,886)
		OTHER ASSETS & LIABILITIES, NET - 0.2%			55,495
		NET ASSETS - 100.0%			$30,745,750

Abbreviation(s):
DGS5	5-Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
M	Month

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2019, the aggregate value of these securities was $13,023,498 or 42.4% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
248

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS

HIGH-YIELD FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2019

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 6.2%

AUTOMOBILES & COMPONENTS - 0.2%
$8,481,864	i	Gates Global LLC	LIBOR 1 M + 2.750%	4.794%	04/01/24	$8,340,217
		TOTAL AUTOMOBILES & COMPONENTS				8,340,217

CAPITAL GOODS - 0.4%
596,854	i	Proampac PG Borrower LLC	LIBOR 1 and 3 M + 3.500%	5.544	11/20/23	1,552,785
4,421,391	i	Titan Acquisition Ltd	LIBOR 1 M + 3.000%	5.044	03/28/25	4,238,522
9,577,764	i	TransDigm, Inc	LIBOR 1 M + 2.500%	4.544	06/09/23	9,546,157
		TOTAL CAPITAL GOODS				15,337,464

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
14,652,722	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	5.572	11/14/22	14,359,574
745,208	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 7.000%	9.044	05/15/23	724,097
4,254,792	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 7.000%	9.044	05/15/23	4,134,253
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				19,217,924

CONSUMER DURABLES & APPAREL - 0.3%
15,824,389	i	Academy Ltd	LIBOR 1 M + 4.000%	6.100	07/01/22	11,020,579
		TOTAL CONSUMER DURABLES & APPAREL				11,020,579

CONSUMER SERVICES - 0.9%
13,275,000	i	CDS US Intermediate Holdings, Inc	LIBOR 3 M + 8.250%	10.354	07/10/23	12,053,700
7,196,840	i	KUEHG Corp	LIBOR 3 M + 3.750%	5.854	02/21/25	9,682,007
8,800,000	i	KUEHG Corp	LIBOR 3 M + 8.250%	10.354	08/22/25	8,739,544
2,947,890	i	Scientific Games International, Inc	LIBOR 1 and 2 M + 2.750%	4.896	08/14/24	3,625,658
		TOTAL CONSUMER SERVICES				34,100,909

ENERGY - 0.5%
10,845,000	i	California Resources Corp	LIBOR 1 M + 10.375%	12.419	12/31/21	9,414,870
3,881,434	†,i	Cloud Peak Energy, Inc	LIBOR 3 M + 9.000%	11.100	02/15/20	3,881,433
4,800,461	i	Petrochoice Holdings, Inc	LIBOR 3 M + 5.000%	7.256	08/21/22	4,608,443
		TOTAL ENERGY				17,904,746

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
9,925,000	i	Envision Healthcare Corp	LIBOR 1 M + 3.750%	5.794	10/10/25	8,067,139
23,571,875	i	RegionalCare Hospital Partners Holdings, Inc	LIBOR 1 M + 4.500%	6.554	11/16/25	23,575,647
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				31,642,786

INSURANCE - 0.5%
12,294,088	i	Acrisure LLC	LIBOR 3 M + 4.250%	6.354	11/22/23	12,217,250
5,475,000	i	Asurion LLC	LIBOR 1 M + 6.500%	8.544	08/04/25	5,559,862
		TOTAL INSURANCE				17,777,112
249

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
MATERIALS - 0.3%
$3,141,411	i	Berlin Packaging LLC	LIBOR 1 and 3 M + 3.000%	5.110%	11/07/25	$3,729,183
4,750,000	i	Berry Global, Inc	LIBOR 1 M + 2.250%	4.299	10/03/22	4,769,617
4,594,242	i	Tronox Finance LLC	LIBOR 1 and 3 M + 2.750%	4.854	09/23/24	4,590,153
		TOTAL MATERIALS				13,088,953

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
9,114,000	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	5.544	09/26/24	8,419,057
1,081,856	i	PAREXEL International Corp	LIBOR 1 M + 2.750%	4.794	09/27/24	1,025,643
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				9,444,700

REAL ESTATE - 0.4%
14,478,750	i	DTZ US Borrower LLC	LIBOR 1 M + 3.250%	5.294	08/21/25	14,485,989
		TOTAL REAL ESTATE				14,485,989

RETAILING - 0.5%
8,650,000		Sally Holdings LLC		4.500	07/05/24	8,422,938
9,850,313	i	Staples, Inc	LIBOR 2 M + 5.000%	7.123	04/16/26	9,704,626
		TOTAL RETAILING				18,127,564

SOFTWARE & SERVICES - 0.6%
23,000,000	i	Dun & Bradstreet Corp	LIBOR 1 M + 5.000%	7.054	02/06/26	23,135,470
		TOTAL SOFTWARE & SERVICES				23,135,470

UTILITIES - 0.1%
3,418,779	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	5.130	11/28/24	3,339,737
		TOTAL UTILITIES				3,339,737

		TOTAL BANK LOAN OBLIGATIONS				236,964,150
		(Cost $245,554,947)

BONDS - 86.3%

CORPORATE BONDS - 86.3%

AUTOMOBILES & COMPONENTS - 2.6%
9,950,000	g	Adient Global Holdings Ltd		4.875	08/15/26	8,084,375
3,600,000	g	Allison Transmission, Inc		5.000	10/01/24	3,678,750
600,000	g	Allison Transmission, Inc		4.750	10/01/27	618,000
5,700,000	g	Dana Financing Luxembourg SARL		5.750	04/15/25	5,818,845
7,500,000	g	Dana Financing Luxembourg SARL		6.500	06/01/26	7,912,500
1,900,000		Dana, Inc		5.500	12/15/24	1,933,250
14,001,000	g	Gates Global LLC		6.000	07/15/22	13,948,496
2,875,000		Goodyear Tire & Rubber Co		5.000	05/31/26	2,910,363
1,100,000	g,o	IHO Verwaltungs GmbH		4.750	09/15/26	1,078,000
19,800,000	g,o	IHO Verwaltungs GmbH		6.375	05/15/29	19,998,000
30,650,000	g	Panther BF Aggregator 2 LP		8.500	05/15/27	31,033,125
		TOTAL AUTOMOBILES & COMPONENTS				97,013,704
250

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANKS - 0.8%
$4,400,000	i	Barclays plc	USD SWAP SEMI 30/360 5 Y + 4.842%	7.750%	N/A‡	$4,578,948
9,500,000		Citigroup, Inc		6.125	N/A‡	9,766,000
5,600,000	g,i	Credit Suisse Group AG.	USD SWAP SEMI 30/360 5 Y + 3.455%	6.250	N/A‡	5,923,595
4,750,000	g	Lloyds Banking Group plc		6.657	N/A‡	5,070,625
2,250,000		Royal Bank of Scotland Group plc		6.100	06/10/23	2,450,695
4,275,000	i	Royal Bank of Scotland Group plc	USD SWAP SEMI 30/360 5 Y + 7.598%	8.625	N/A‡	4,577,884
		TOTAL BANKS				32,367,747

CAPITAL GOODS - 3.1%
3,000,000		Anixter, Inc		5.125	10/01/21	3,120,000
2,500,000		Anixter, Inc		5.500	03/01/23	2,700,000
5,000,000		Anixter, Inc		6.000	12/01/25	5,525,000
22,950,000	g	Beacon Escrow Corp		4.875	11/01/25	22,519,687
3,015,000	g,h	Beacon Roofing Supply, Inc		4.500	11/15/26	3,037,612
10,015,000	g	Cloud Crane LLC		10.125	08/01/24	10,716,050
2,025,000	g	Masonite International Corp		5.375	02/01/28	2,111,063
7,450,000	g	SPX FLOW, Inc		5.625	08/15/24	7,692,125
4,150,000	g	SPX FLOW, Inc		5.875	08/15/26	4,336,750
13,130,000	g	Stena AB		7.000	02/01/24	13,162,825
1,750,000	g	Titan Acquisition Ltd		7.750	04/15/26	1,640,625
12,250,000		TransDigm UK Holdings plc		6.875	05/15/26	13,168,750
5,000,000		TransDigm, Inc		6.000	07/15/22	5,075,000
4,825,000		TransDigm, Inc		6.500	07/15/24	4,975,781
2,375,000		TransDigm, Inc		6.500	05/15/25	2,464,063
6,000,000	g	TransDigm, Inc		6.250	03/15/26	6,442,500
9,000,000		TransDigm, Inc		7.500	03/15/27	9,787,500
		TOTAL CAPITAL GOODS				118,475,331

COMMERCIAL & PROFESSIONAL SERVICES - 6.5%
6,851,000		ADT Corp		6.250	10/15/21	7,296,315
12,350,000	g	ADT Corp		4.875	07/15/32	10,806,250
7,250,000		AECOM		5.875	10/15/24	7,880,750
13,500,000		AECOM		5.125	03/15/27	14,175,000
11,100,000	g	Allied Universal Holdco LLC		6.625	07/15/26	11,724,375
5,300,000	g	Allied Universal Holdco LLC		9.750	07/15/27	5,523,236
2,225,000	g	Clean Harbors, Inc		4.875	07/15/27	2,322,344
10,700,000		Covanta Holding Corp		6.000	01/01/27	11,261,750
1,750,000	g	GFL Environmental, Inc		8.500	05/01/27	1,940,312
15,500,000		H&E Equipment Services, Inc		5.625	09/01/25	15,955,700
13,425,000	g	Iron Mountain, Inc		4.875	09/15/27	13,729,479
7,475,000	g	KAR Auction Services, Inc		5.125	06/01/25	7,736,625
15,700,000	g	Prime Security Services Borrower LLC		5.250	04/15/24	16,116,835
30,075,000	g	Prime Security Services Borrower LLC		5.750	04/15/26	31,317,097
2,000,000	g	Ritchie Bros Auctioneers, Inc		5.375	01/15/25	2,087,500
8,650,000		RR Donnelley & Sons Co		6.500	11/15/23	8,866,250
6,225,000	g	Stericycle, Inc		5.375	07/15/24	6,396,187
251

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$16,425,000		United Rentals North America, Inc	5.500%	07/15/25	$17,090,213
6,675,000		United Rentals North America, Inc	4.625	10/15/25	6,811,754
1,175,000		United Rentals North America, Inc	5.875	09/15/26	1,252,903
17,500,000		United Rentals North America, Inc	6.500	12/15/26	19,066,250
1,500,000		United Rentals North America, Inc	5.500	05/15/27	1,590,000
4,200,000		United Rentals North America, Inc	4.875	01/15/28	4,368,000
13,250,000	g	Waste Pro USA, Inc	5.500	02/15/26	13,660,220
8,325,000	g	XPO Logistics, Inc	6.125	09/01/23	8,595,563
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			247,570,908

CONSUMER DURABLES & APPAREL - 2.9%
2,125,000	g	Hanesbrands, Inc	4.625	05/15/24	2,239,240
3,000,000	g	Hanesbrands, Inc	4.875	05/15/26	3,169,500
5,575,000		KB Home	7.000	12/15/21	6,005,947
1,900,000		KB Home	7.625	05/15/23	2,151,750
16,650,000		KB Home	6.875	06/15/27	18,731,250
16,000,000		Lennar Corp	4.500	04/30/24	16,856,000
8,150,000		Lennar Corp	5.875	11/15/24	9,026,125
12,800,000	g	LGI Homes, Inc	6.875	07/15/26	13,312,000
28,050,000	g	Mattel, Inc	6.750	12/31/25	29,268,492
3,000,000		PulteGroup, Inc	5.500	03/01/26	3,277,500
5,000,000		PulteGroup, Inc	5.000	01/15/27	5,400,000
		TOTAL CONSUMER DURABLES & APPAREL			109,437,804

CONSUMER SERVICES - 4.6%
3,425,000	g	1011778 BC ULC / New Red Finance Inc	4.250	05/15/24	3,523,332
15,000,000	g	1011778 BC ULC / New Red Finance Inc	5.000	10/15/25	15,495,000
4,000,000		Boyd Gaming Corp	6.375	04/01/26	4,240,000
6,300,000		Boyd Gaming Corp	6.000	08/15/26	6,645,917
2,800,000		Cedar Fair LP	5.375	04/15/27	2,996,840
11,000,000	g	Cott Holdings, Inc	5.500	04/01/25	11,412,830
13,400,000	g	frontdoor, Inc	6.750	08/15/26	14,673,268
8,500,000		Hilton Worldwide Finance LLC	4.625	04/01/25	8,755,000
8,035,000	g	International Game Technology	6.250	02/15/22	8,479,074
14,785,000	g	International Game Technology	6.500	02/15/25	16,412,385
4,650,000	g	International Game Technology	6.250	01/15/27	5,167,313
2,500,000	g	Live Nation Entertainment, Inc	4.875	11/01/24	2,590,094
11,250,000		MGM Resorts International	6.000	03/15/23	12,394,125
16,000,000	g	Penn National Gaming, Inc	5.625	01/15/27	16,480,000
4,650,000	g	Scientific Games International, Inc	5.000	10/15/25	4,797,870
6,000,000	g	ServiceMaster Co LLC	5.125	11/15/24	6,225,000
17,500,000	g	Six Flags Entertainment Corp	4.875	07/31/24	18,112,500
4,665,000		Speedway Motorsports, Inc	5.125	02/01/23	4,734,975
13,000,000	g	Wynn Las Vegas LLC	5.500	03/01/25	13,650,000
		TOTAL CONSUMER SERVICES			176,785,523

DIVERSIFIED FINANCIALS - 3.8%
8,200,000		CIT Bank NA	2.969	09/27/25	8,210,250
831,000		General Motors Acceptance Corp LLC	8.000	11/01/31	1,144,702
10,000,000		GMAC, Inc	8.000	11/01/31	13,825,000
11,425,000		Icahn Enterprises LP	5.875	02/01/22	11,546,391
21,200,000		Icahn Enterprises LP	6.250	02/01/22	21,751,200
252

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$4,500,000		Icahn Enterprises LP		6.750%	02/01/24	$4,680,000
10,000,000	g	Icahn Enterprises LP		4.750	09/15/24	9,990,000
3,700,000	i	ING Groep NV	USD SWAP SEMI 30/360 5 Y + 4.445%	6.000	N/A‡	3,733,670
10,200,000	g	Jefferies Finance LLC		6.250	06/03/26	10,531,500
8,330,000		Navient Corp		6.625	07/26/21	8,746,500
9,500,000		Navient Corp		7.250	09/25/23	10,326,500
8,000,000		Navient Corp		6.125	03/25/24	8,297,520
19,350,000	g	Quicken Loans, Inc		5.250	01/15/28	19,969,200
10,675,000		Springleaf Finance Corp		6.125	03/15/24	11,488,969
		TOTAL DIVERSIFIED FINANCIALS				144,241,402

ENERGY - 17.2%
3,425,000		AmeriGas Partners LP		5.625	05/20/24	3,666,891
14,500,000		AmeriGas Partners LP		5.500	05/20/25	15,569,375
8,375,000		AmeriGas Partners LP		5.875	08/20/26	9,183,606
13,300,000		AmeriGas Partners LP		5.750	05/20/27	14,330,750
18,075,000	g	Antero Midstream Partners LP		5.750	03/01/27	15,047,076
9,625,000	g	Antero Midstream Partners LP		5.750	01/15/28	7,988,750
12,550,000	g	Archrock Partners LP / Archrock Partners Finance Corp		6.875	04/01/27	13,318,185
2,000,000		Ashland, Inc		6.875	05/15/43	2,295,000
2,183,000	†	California Resources Corp		5.500	09/15/21	1,075,127
5,180,000	g	California Resources Corp		8.000	12/15/22	2,564,100
4,151,000	†	California Resources Corp		6.000	11/15/24	1,452,850
4,585,000		Calumet Specialty Products Partners LP		7.625	01/15/22	4,424,525
13,650,000		Calumet Specialty Products Partners LP		7.750	04/15/23	12,660,375
11,000,000	g,h	Calumet Specialty Products Partners LP		11.000	04/15/25	11,000,000
1,400,000		Cheniere Corpus Christi Holdings LLC		7.000	06/30/24	1,608,250
7,935,000		Cheniere Corpus Christi Holdings LLC		5.875	03/31/25	8,827,687
13,000,000		Cheniere Energy Partners LP		5.625	10/01/26	13,794,950
11,875,000	g	Cheniere Energy Partners LP		4.500	10/01/29	12,164,453
9,250,000		Chesapeake Energy Corp		7.000	10/01/24	6,636,875
10,000,000		Chesapeake Energy Corp		8.000	01/15/25	7,225,000
9,100,000		Chesapeake Energy Corp		7.500	10/01/26	6,188,000
4,750,000		Chesapeake Energy Corp		8.000	06/15/27	3,194,375
10,878,000	†,q	Cloud Peak Energy Resources LLC		12.000	11/01/21	2,719,500
12,345,000		Crestwood Midstream Partners LP		6.250	04/01/23	12,669,056
11,050,000		Crestwood Midstream Partners LP		5.750	04/01/25	11,353,875
5,700,000	g	Crestwood Midstream Partners LP		5.625	05/01/27	5,819,358
3,600,000	g	Denbury Resources, Inc		9.000	05/15/21	3,339,000
1,273,000	†	Denbury Resources, Inc		5.500	05/01/22	655,595
525,000	†	Denbury Resources, Inc		4.625	07/15/23	225,750
15,532,000	g	Denbury Resources, Inc		7.750	02/15/24	11,998,470
1,912,000	†,g	Denbury Resources, Inc		6.375	12/31/24	1,112,474
10,000,000		Diamond Offshore Drilling, Inc		7.875	08/15/25	7,850,000
3,600,000		EnLink Midstream LLC		5.375	06/01/29	3,438,000
10,168,000		EnLink Midstream Partners LP		4.150	06/01/25	9,430,820
6,650,000		Ensco plc		7.750	02/01/26	3,559,080
12,050,000	g	Ensign Drilling, Inc		9.250	04/15/24	11,266,750
14,250,000	g	EP Energy LLC		7.750	05/15/26	10,687,500
11,293,000		Exterran Partners LP		6.000	10/01/22	11,420,046
253

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$17,900,000		Genesis Energy LP	6.500%	10/01/25	$17,452,500
17,500,000		Genesis Energy LP	6.250	05/15/26	16,843,750
1,075,000	g	Global Partners LP	7.000	08/01/27	1,107,250
18,825,000	g	Hess Infrastructure Partners LP	5.625	02/15/26	19,672,125
8,750,000	g	Moss Creek Resources Holdings, Inc	10.500	05/15/27	7,087,500
6,875,000		Murphy Oil Corp	6.875	08/15/24	7,184,375
14,800,000		Murphy Oil Corp	5.750	08/15/25	15,022,000
2,500,000		Murphy Oil USA, Inc	6.000	08/15/23	2,552,000
1,650,000		Murphy Oil USA, Inc	5.625	05/01/27	1,740,750
3,750,000		Nabors Industries, Inc	5.100	09/15/23	2,917,500
16,250,000		Nabors Industries, Inc	5.750	02/01/25	12,025,000
3,075,000		NuStar Logistics LP	6.000	06/01/26	3,328,073
4,595,000		Oasis Petroleum, Inc	6.875	01/15/23	4,204,425
10,750,000	g	Oasis Petroleum, Inc	6.250	05/01/26	8,707,500
12,000,000	g	Parkland Fuel Corp	6.000	04/01/26	12,675,000
6,975,000	g	Parkland Fuel Corp	5.875	07/15/27	7,318,937
1,900,000		Range Resources Corp	5.000	08/15/22	1,781,250
2,375,000		Range Resources Corp	4.875	05/15/25	1,959,375
8,250,000		SM Energy Co	6.125	11/15/22	7,906,388
1,900,000		SM Energy Co	6.750	09/15/26	1,662,500
16,000,000		SM Energy Co	6.625	01/15/27	13,760,000
9,500,000		Southwestern Energy Co	6.200	01/23/25	8,407,500
14,250,000		Southwestern Energy Co	7.500	04/01/26	12,397,500
4,750,000		Southwestern Energy Co	7.750	10/01/27	4,141,406
5,000,000		Suburban Propane Partners LP	5.500	06/01/24	5,100,000
10,200,000		Suburban Propane Partners LP	5.750	03/01/25	10,395,432
8,175,000		Suburban Propane Partners LP	5.875	03/01/27	8,355,014
6,575,000		Sunoco LP	4.875	01/15/23	6,747,594
2,500,000		Sunoco LP	5.500	02/15/26	2,609,175
5,000,000		Sunoco LP	6.000	04/15/27	5,300,000
2,000,000		Sunoco LP	5.875	03/15/28	2,122,500
9,825,000		Targa Resources Partners LP	5.125	02/01/25	10,103,539
11,500,000		Targa Resources Partners LP	5.875	04/15/26	12,146,875
2,025,000	g	Targa Resources Partners LP	6.500	07/15/27	2,209,457
10,000,000		Targa Resources Partners LP	5.000	01/15/28	10,113,000
6,250,000	g	Targa Resources Partners LP	6.875	01/15/29	6,828,562
10,000,000	g	TerraForm Power Operating LLC	5.000	01/31/28	10,400,000
14,217,750	g	Transocean Guardian Ltd	5.875	01/15/24	14,288,839
11,392,000	g	Transocean Pontus Ltd	6.125	08/01/25	11,562,880
1,900,000		Transocean, Inc	5.800	10/15/22	1,847,750
2,850,000	g	Transocean, Inc	9.000	07/15/23	2,956,875
2,575,000	g	Transocean, Inc	7.500	01/15/26	2,285,313
6,220,000		Transocean, Inc	6.800	03/15/38	3,825,300
30,000,000		USA Compression Partners LP	6.875	04/01/26	31,125,000
2,650,000	g	USA Compression Partners LP	6.875	09/01/27	2,736,125
11,750,000		Whiting Petroleum Corp	6.250	04/01/23	9,047,500
4,825,000		Whiting Petroleum Corp	6.625	01/15/26	3,256,875
3,401,000		WPX Energy, Inc	8.250	08/01/23	3,826,125
2,125,000		WPX Energy, Inc	5.250	10/15/27	2,140,938
		TOTAL ENERGY			654,946,746

FOOD & STAPLES RETAILING - 1.1%
8,500,000		Albertsons Cos LLC	6.625	06/15/24	8,903,750
254

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$14,250,000		Albertsons Cos LLC	5.750%	03/15/25	$14,677,500
1,325,000	g	Albertsons Cos LLC	5.875	02/15/28	1,402,433
17,960,000		Ingles Markets, Inc	5.750	06/15/23	18,341,650
		TOTAL FOOD & STAPLES RETAILING			43,325,333

FOOD, BEVERAGE & TOBACCO - 0.5%
2,120,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	2,231,088
7,250,000	g	Post Holdings, Inc	5.500	03/01/25	7,594,375
2,375,000	g	Post Holdings, Inc	5.000	08/15/26	2,463,113
3,150,000	g	Post Holdings, Inc	5.750	03/01/27	3,339,630
2,500,000	g	Post Holdings, Inc	5.625	01/15/28	2,650,000
		TOTAL FOOD, BEVERAGE & TOBACCO			18,278,206

HEALTH CARE EQUIPMENT & SERVICES - 6.4%
11,000,000	g	Change Healthcare Holdings LLC	5.750	03/01/25	11,165,000
14,500,000		CHS/Community Health Systems	5.125	08/01/21	14,463,750
7,150,000		CHS/Community Health Systems	6.250	03/31/23	7,102,452
10,000,000	g	CHS/Community Health Systems	8.000	03/15/26	9,975,000
5,000,000		DaVita, Inc	5.125	07/15/24	5,081,250
13,000,000		DaVita, Inc	5.000	05/01/25	12,951,250
3,725,000	g,o	Eagle Holding Co II LLC	7.750	05/15/22	3,752,938
4,240,000		Encompass Health Corp	5.750	11/01/24	4,284,308
4,000,000		Encompass Health Corp	5.750	09/15/25	4,173,400
4,025,000		Encompass Health Corp	4.500	02/01/28	4,069,275
7,875,000		Encompass Health Corp	4.750	02/01/30	7,956,900
13,350,000		HCA, Inc	5.375	02/01/25	14,584,875
14,650,000		HCA, Inc	5.875	02/15/26	16,378,700
2,200,000		HCA, Inc	5.875	02/01/29	2,461,250
900,000		HCA, Inc	7.500	11/06/33	1,080,000
7,275,000		HCA, Inc	5.125	06/15/39	7,956,158
5,000,000		HCA, Inc	5.250	06/15/49	5,489,850
6,475,000	g	MEDNAX, Inc	6.250	01/15/27	6,425,984
5,000,000		MPT Operating Partnership LP	5.000	10/15/27	5,237,500
15,000,000		MPT Operating Partnership LP	4.625	08/01/29	15,450,000
3,475,000	g	RegionalCare Hospital Partners Holdings, Inc	9.750	12/01/26	3,717,903
11,500,000		Tenet Healthcare Corp	8.125	04/01/22	12,448,750
15,000,000		Tenet Healthcare Corp	6.750	06/15/23	15,752,700
23,125,000		Tenet Healthcare Corp	4.625	07/15/24	23,766,256
9,000,000		Tenet Healthcare Corp	7.000	08/01/25	9,146,250
11,500,000	g	Tenet Healthcare Corp	6.250	02/01/27	11,958,850
8,900,000		Tenet Healthcare Corp	6.875	11/15/31	8,099,000
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			244,929,549

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
4,800,000	g	First Quality Finance Co, Inc	4.625	05/15/21	4,800,000
5,675,000	g	First Quality Finance Co, Inc	5.000	07/01/25	5,859,438
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			10,659,438

INSURANCE - 0.1%
2,000,000	g	WellCare Health Plans, Inc	5.375	08/15/26	2,134,600
		TOTAL INSURANCE			2,134,600
255

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MATERIALS - 7.7%
$1,600,000	g	Alcoa Nederland Holding BV	6.750%	09/30/24	$1,682,000
1,600,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	1,736,048
1,500,000	g	Alcoa Nederland Holding BV	6.125	05/15/28	1,597,350
4,750,000		Alcoa, Inc	5.125	10/01/24	5,058,750
1,900,000		Berry Global, Inc	5.125	07/15/23	1,949,875
3,000,000	g	Berry Global, Inc	4.875	07/15/26	3,100,950
1,075,000	g	Berry Global, Inc	5.625	07/15/27	1,112,625
1,800,000	g	Cemex SAB de C.V.	7.750	04/16/26	1,950,768
4,750,000		Chemours Co	7.000	05/15/25	4,496,825
8,750,000		Chemours Co	5.375	05/15/27	7,547,137
7,625,000		Commercial Metals Co	5.750	04/15/26	7,853,750
3,000,000		Crown Americas LLC	4.750	02/01/26	3,138,750
6,000,000	g	First Quantum Minerals Ltd	7.250	05/15/22	5,942,580
4,750,000	g	First Quantum Minerals Ltd	7.250	04/01/23	4,678,750
4,750,000	g	First Quantum Minerals Ltd	7.500	04/01/25	4,678,750
9,500,000	g	First Quantum Minerals Ltd	6.875	03/01/26	9,048,750
4,250,000	g	FMG Resources Ltd	4.750	05/15/22	4,361,562
2,650,000	g	FMG Resources Ltd	5.125	03/15/23	2,732,813
5,000,000		Freeport-McMoRan, Inc	3.875	03/15/23	5,037,500
9,250,000		Freeport-McMoRan, Inc	4.550	11/14/24	9,479,400
4,000,000		Freeport-McMoRan, Inc	5.250	09/01/29	3,989,160
3,100,000		Freeport-McMoRan, Inc	5.400	11/14/34	2,945,000
14,250,000		Freeport-McMoRan, Inc	5.450	03/15/43	12,830,415
6,650,000	g	GCP Applied Technologies, Inc	5.500	04/15/26	6,783,000
3,150,000	g	Graphic Packaging International LLC	4.750	07/15/27	3,307,500
9,000,000	g	INEOS Group Holdings S.A.	5.625	08/01/24	9,268,920
5,175,000	g	James Hardie International Finance DAC	4.750	01/15/25	5,330,250
12,250,000	g	James Hardie International Finance DAC	5.000	01/15/28	12,709,375
1,250,000		Kaiser Aluminum Corp	5.875	05/15/24	1,301,388
35,000,000	g	Nova Chemicals Corp	4.875	06/01/24	35,992,250
3,500,000	g	NV Chemicals Corp	5.250	08/01/23	3,539,375
16,000,000	g	OCI NV	6.625	04/15/23	16,738,864
6,450,000		Olin Corp	5.125	09/15/27	6,595,125
9,000,000		Olin Corp	5.000	02/01/30	9,014,400
11,250,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	11,939,063
9,500,000	g	Standard Industries, Inc	5.500	02/15/23	9,690,000
2,000,000	g	Standard Industries, Inc	5.000	02/15/27	2,070,600
3,000,000		Steel Dynamics, Inc	4.125	09/15/25	3,030,000
13,500,000	g	Trinseo Materials Operating S.C.A	5.375	09/01/25	13,111,875
18,800,000	g	Tronox Finance plc	5.750	10/01/25	17,780,100
17,750,000	g	Tronox, Inc	6.500	04/15/26	16,906,875
		TOTAL MATERIALS			292,058,468

MEDIA & ENTERTAINMENT - 9.9%
3,550,000	g	Altice Financing S.A.	6.625	02/15/23	3,643,187
8,675,000	g	Altice France S.A.	8.125	02/01/27	9,575,031
3,713,000	g	Altice Luxembourg S.A.	7.750	05/15/22	3,791,901
7,475,000	g	Altice Luxembourg S.A.	10.500	05/15/27	8,424,325
1,600,000		AMC Entertainment Holdings, Inc	5.875	11/15/26	1,453,468
7,475,000		AMC Entertainment Holdings, Inc	6.125	05/15/27	6,764,875
256

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$7,500,000		AMC Entertainment, Inc	5.750%	06/15/25	$7,148,625
10,615,000	g	CBS Radio, Inc	7.250	11/01/24	10,986,525
20,000,000	g	CCO Holdings LLC	5.875	04/01/24	20,869,200
10,075,000		Cinemark USA, Inc	4.875	06/01/23	10,213,531
9,500,000		CSC Holdings LLC	6.750	11/15/21	10,236,250
10,850,000	g	CSC Holdings LLC	5.500	04/15/27	11,472,682
29,250,000	g	CSC Holdings LLC	7.500	04/01/28	32,939,887
4,350,000	g	CSC Holdings LLC	6.500	02/01/29	4,834,916
11,725,000	g	CSC Holdings LLC	5.750	01/15/30	12,254,032
11,175,000	g	Diamond Sports Group LLC	5.375	08/15/26	11,594,062
12,500,000	g	Diamond Sports Group LLC	6.625	08/15/27	12,950,625
4,030,000		DISH DBS Corp	5.000	03/15/23	4,071,509
28,500,000		DISH DBS Corp	7.750	07/01/26	29,041,500
2,225,000	g	Entercom Media Corp	6.500	05/01/27	2,325,125
7,525,000	g	EW Scripps Co	5.125	05/15/25	7,543,813
13,175,000	g	Gray Escrow, Inc	7.000	05/15/27	14,475,372
4,990,000	g	Gray Television, Inc	5.125	10/15/24	5,170,888
11,600,000	g	Gray Television, Inc	5.875	07/15/26	12,064,000
5,600,000	g	Lions Gate Capital Holdings LLC	6.375	02/01/24	5,921,328
10,325,000	g	Lions Gate Capital Holdings LLC	5.875	11/01/24	10,608,938
14,710,000		Meredith, Corp	6.875	02/01/26	14,949,038
12,223,000	g	Neptune Finco Corp	10.875	10/15/25	13,841,936
11,875,000	g	Nielsen Finance LLC	5.000	04/15/22	11,908,250
2,773,000	g	Numericable Group S.A.	6.250	05/15/24	2,861,736
19,150,000	g	Numericable-SFR S.A.	7.375	05/01/26	20,556,759
1,350,000		Outfront Media Capital LLC	5.625	02/15/24	1,388,812
1,025,000	g	Scripps Escrow, Inc	5.875	07/15/27	1,040,375
8,100,000	g	Sirius XM Radio, Inc	5.375	07/15/26	8,503,866
3,375,000	g	Tegna, Inc	5.500	09/15/24	3,476,250
4,325,000	g	Univision Communications, Inc	5.125	05/15/23	4,314,188
6,500,000	g	Univision Communications, Inc	5.125	02/15/25	6,321,250
6,000,000	g	Virgin Media Secured Finance plc	5.250	01/15/26	6,165,000
9,325,000	g	Virgin Media Secured Finance plc	5.500	05/15/29	9,721,313
		TOTAL MEDIA & ENTERTAINMENT			375,424,368

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9%
3,900,000	g	Bausch Health Cos, Inc	5.750	08/15/27	4,215,237
5,250,000	g	Bausch Health Cos, Inc	7.000	01/15/28	5,654,775
10,350,000	g	Horizon Pharma USA, Inc	5.500	08/01/27	10,764,000
7,271,000	g	Valeant Pharmaceuticals International, Inc	5.500	03/01/23	7,361,888
4,750,000	g	Valeant Pharmaceuticals International, Inc	9.000	12/15/25	5,331,875
4,750,000	g	Valeant Pharmaceuticals International, Inc	9.250	04/01/26	5,397,140
6,700,000	g	Valeant Pharmaceuticals International, Inc	8.500	01/31/27	7,519,410
6,057,000	g	VRX Escrow Corp	5.875	05/15/23	6,132,712
18,600,000	g	VRX Escrow Corp	6.125	04/15/25	19,297,500
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			71,674,537

REAL ESTATE - 0.4%
3,975,000		Equinix, Inc	5.875	01/15/26	4,229,042
12,050,000		iStar, Inc	4.750	10/01/24	12,245,813
		TOTAL REAL ESTATE			16,474,855
257

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
RETAILING - 4.2%
$14,475,000		Asbury Automotive Group, Inc	6.000%	12/15/24	$14,981,625
1,675,000		CDW LLC	5.000	09/01/25	1,745,141
3,000,000	†	JC Penney Corp, Inc	6.375	10/15/36	960,000
6,650,000		L Brands, Inc	5.250	02/01/28	6,187,160
6,650,000		L Brands, Inc	6.875	11/01/35	5,775,525
9,550,000		L Brands, Inc	6.750	07/01/36	8,101,742
5,400,000	g	Lithia Motors, Inc	5.250	08/01/25	5,629,500
8,360,000		Men’s Wearhouse, Inc	7.000	07/01/22	8,192,800
5,670,000		Penske Automotive Group, Inc	5.375	12/01/24	5,833,012
9,145,000		Penske Automotive Group, Inc	5.500	05/15/26	9,564,298
24,800,000	g	PetSmart, Inc	7.125	03/15/23	23,312,000
7,725,000	g	PetSmart, Inc	5.875	06/01/25	7,686,375
13,000,000	g	PetSmart, Inc	8.875	06/01/25	12,317,500
5,000,000		Sonic Automotive, Inc	5.000	05/15/23	5,062,500
2,650,000		Sonic Automotive, Inc	6.125	03/15/27	2,693,063
15,000,000	g	Staples, Inc	7.500	04/15/26	15,454,500
26,575,000	g	Staples, Inc	10.750	04/15/27	27,305,813
		TOTAL RETAILING			160,802,554

SOFTWARE & SERVICES - 2.6%
15,725,000	g	Banff Merger Sub, Inc	9.750	09/01/26	15,009,512
5,000,000		NCR Corp	5.000	07/15/22	5,056,250
4,750,000		NCR Corp	6.375	12/15/23	4,880,625
8,500,000	g	Nielsen Co Luxembourg SARL	5.000	02/01/25	8,383,125
16,400,000	g	Open Text Corp	5.875	06/01/26	17,510,280
16,475,000	g	Refinitiv US Holdings, Inc	6.250	05/15/26	17,669,273
10,600,000	g	Refinitiv US Holdings, Inc	8.250	11/15/26	11,699,750
3,900,000	g	Sabre GLBL, Inc	5.375	04/15/23	3,978,000
2,000,000	g	Sabre GLBL, Inc	5.250	11/15/23	2,055,000
5,300,000	g	SS&C Technologies, Inc	5.500	09/30/27	5,538,632
4,275,000	g	Symantec Corp	5.000	04/15/25	4,322,351
2,000,000	g	WEX, Inc	4.750	02/01/23	2,020,000
		TOTAL SOFTWARE & SERVICES			98,122,798

TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
13,925,000	g	CommScope Finance LLC	8.250	03/01/27	13,555,117
4,500,000	g	CommScope, Inc	5.500	06/15/24	4,228,560
28,700,000	g	CommScope, Inc	6.000	06/15/25	25,901,750
6,575,000	g	Dell International LLC	7.125	06/15/24	6,939,913
3,650,000	g	MTS Systems Corp	5.750	08/15/27	3,796,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			54,421,340

TELECOMMUNICATION SERVICES - 4.9%
6,000,000		CenturyLink, Inc	6.450	06/15/21	6,300,000
17,300,000		CenturyLink, Inc	5.800	03/15/22	18,229,875
16,400,000		CenturyLink, Inc	7.500	04/01/24	18,340,940
17,700,000	g	Frontier Communications Corp	8.000	04/01/27	18,668,013
4,750,000		Level 3 Financing, Inc	5.375	01/15/24	4,844,288
9,600,000		Level 3 Financing, Inc	5.250	03/15/26	9,982,560
258

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$13,007,000		Sprint Capital Corp		6.875%	11/15/28	$14,180,231
4,500,000		Sprint Capital Corp		8.750	03/15/32	5,550,525
6,900,000		Sprint Corp		7.875	09/15/23	7,579,374
10,450,000		Sprint Corp		7.625	02/15/25	11,495,000
9,500,000		Sprint Corp		7.625	03/01/26	10,485,625
9,300,000	g	Telecom Italia S.p.A		5.303	05/30/24	10,029,585
6,950,000		T-Mobile USA, Inc		6.375	03/01/25	7,199,922
22,000,000		T-Mobile USA, Inc		5.125	04/15/25	22,770,000
3,600,000	g	ViaSat, Inc		5.625	04/15/27	3,780,000
15,500,000	i	Vodafone Group plc	USD SWAP SEMI 30/360 5 Y + 4.873%	7.000	04/04/79	17,824,202
		TOTAL TELECOMMUNICATION SERVICES				187,260,140

TRANSPORTATION - 1.0%
14,500,000	g	Bombardier, Inc		6.000	10/15/22	14,481,875
16,825,000	g	Bombardier, Inc		6.125	01/15/23	17,136,262
2,000,000	g	Bombardier, Inc		7.500	03/15/25	1,997,500
3,325,000	g	Hertz Corp		5.500	10/15/24	3,329,988
1,800,000	g	Meccanica Holdings USA, Inc		7.375	07/15/39	2,124,000
		TOTAL TRANSPORTATION				39,069,625

UTILITIES - 2.4%
6,800,000		AES Corp		4.500	03/15/23	6,953,000
4,250,000		AES Corp		5.500	04/15/25	4,414,688
17,125,000	g	Calpine Corp		5.250	06/01/26	17,724,375
4,000,000	g	Clearway Energy Operating LLC		5.750	10/15/25	4,210,000
5,750,000	g	NextEra Energy Operating Partners LP		4.250	07/15/24	5,922,500
5,300,000	g	NextEra Energy Operating Partners LP		4.250	09/15/24	5,465,625
10,625,000		NRG Energy, Inc		5.750	01/15/28	11,421,875
18,500,000	g	Talen Energy Supply LLC		10.500	01/15/26	15,956,250
19,600,000	g	Vistra Operations Co LLC		5.625	02/15/27	20,622,728
		TOTAL UTILITIES				92,691,041

		TOTAL CORPORATE BONDS				3,288,166,017
		(Cost $3,250,639,204)

		TOTAL BONDS				3,288,166,017
		(Cost $3,250,639,204)

SHARES		COMPANY
COMMON STOCKS - 0.9%

DIVERSIFIED FINANCIALS - 0.5%
183,823		SPDR Bloomberg Barclays High Yield Bond ETF				19,988,913
		TOTAL DIVERSIFIED FINANCIALS				19,988,913

ENERGY - 0.4%
443,017		Peabody Energy Corp				6,521,210
470,582	*	Tidewater, Inc				7,110,494
		TOTAL ENERGY				13,631,704

		TOTAL COMMON STOCKS				33,620,617
		(Cost $35,016,267)
259

TIAA-CREF FUNDS - High-Yield Fund

SHARES	COMPANY			VALUE
RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
86,863	Tidewater, Inc			$1,454,955
	TOTAL ENERGY			1,454,955

	TOTAL RIGHTS / WARRANTS			1,454,955
	(Cost $1,808,487)

PRINCIPAL	ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 6.1%

GOVERNMENT AGENCY DEBT - 3.9%
$5,000,000	Federal Agricultural Mortgage Corp (FAMC)	2.070%	10/04/19	4,999,217
23,350,000	Federal Home Loan Bank (FHLB)	1.580	10/01/19	23,350,000
20,000,000	FHLB	1.921	10/08/19	19,992,689
1,300,000	FHLB	2.031	10/09/19	1,299,457
15,000,000	FHLB	2.022	10/24/19	14,981,983
21,120,000	FHLB	1.934	11/05/19	21,081,397
10,750,000	FHLB	1.934	11/08/19	10,728,667
9,900,000	FHLB	1.954	11/12/19	9,878,286
20,000,000	FHLB	1.970	11/15/19	19,953,000
20,000,000	FHLB	1.915	11/18/19	19,949,867
	TOTAL GOVERNMENT AGENCY DEBT			146,214,563

TREASURY DEBT - 2.2%
31,030,000	United States Treasury Bill	1.850-1.962	10/01/19	31,030,000
9,100,000	United States Treasury Bill	2.001	10/08/19	9,096,886
20,000,000	United States Treasury Bill	1.964	11/05/19	19,965,823
24,340,000	United States Treasury Bill	1.867	11/21/19	24,278,019
	TOTAL TREASURY DEBT			84,370,728

	TOTAL SHORT-TERM INVESTMENTS			230,585,291
	(Cost $230,571,721)

	TOTAL INVESTMENTS - 99.5%			3,790,791,030
	(Cost $3,763,590,626)
	OTHER ASSETS & LIABILITIES, NET - 0.5%			19,626,977
	NET ASSETS - 100.0%			$3,810,418,007

	Abbreviation(s):
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate
SPDR	Standard & Poor’s Depositary Receipts
Y	Year
260

TIAA-CREF FUNDS - High-Yield Fund

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2019, the aggregate value of these securities was $1,773,274,942 or 46.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond
q	In default

Centrally cleared credit default swap contracts outstanding as of September 30, 2019 were as follows:

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount*	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS33V1-5 Year Index	5.000%	Credit event as specified in contract	Citigroup Global Markets Inc	12/20/24	$100,000,000	$(238,749)	$(238,749)

* The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

261

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS

INFLATION-LINKED BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2019

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 99.3%

AGENCY SECURITIES - 1.3%
$4,200,000		Crowley Conro LLC	4.181%	08/15/43	$4,790,168
2,123,778		HNA LLC	2.369	09/18/27	2,161,510
9,825,000		Montefiore Medical Center	2.895	04/20/32	10,264,461
3,500,000		Private Export Funding Corp (PEFCO)	2.300	09/15/20	3,510,223
3,000,000		PEFCO	3.250	06/15/25	3,227,343
4,276,316		Reliance Industries Ltd	2.444	01/15/26	4,356,380
3,000,000		Ukraine Government AID International Bonds	1.847	05/29/20	3,005,683
15,000,000		Ukraine Government AID International Bonds	1.471	09/29/21	14,939,584
		TOTAL AGENCY SECURITIES			46,255,352

MORTGAGE BACKED - 0.8%
11,854,880		Government National Mortgage Association (GNMA)	3.600	09/15/31	12,648,524
5,854,955		GNMA	3.700	10/15/33	6,205,171
1,679,490		GNMA	3.380	07/15/35	1,790,907
1,570,676		GNMA	3.870	10/15/36	1,682,796
5,681,586		GNMA	3.940	03/15/37	6,184,982
		TOTAL MORTGAGE BACKED			28,512,380

U.S. TREASURY SECURITIES - 97.2%
116,556,024	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	116,916,818
159,109,793	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	157,406,677
121,721,765	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	122,182,089
153,040,152	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	151,586,702
175,937,619	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	174,177,843
145,747,210	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	145,139,945
135,618,452	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	134,513,101
127,043,010	k	United States Treasury Inflation Indexed Bonds	0.625	04/15/23	128,116,930
139,458,660	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	140,321,509
131,966,791	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	134,061,473
104,668,910	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	106,013,038
119,641,550	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	119,592,137
154,694,352	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	155,145,009
103,923,139	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	115,711,177
128,930,666	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	130,708,287
144,451,678	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	148,199,561
63,456,008	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	70,470,185
94,327,302	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	94,186,117
109,660,793	k	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	110,984,620
44,855,228	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	51,864,595
86,075,016	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/27	87,522,434
159,239,310	k	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	163,092,807
262

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$79,627,317	k	United States Treasury Inflation Indexed Bonds	1.750%	01/15/28	$89,546,746
52,090,207	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	66,878,114
67,323,751	k	United States Treasury Inflation Indexed Bonds	0.750	07/15/28	70,771,581
123,349,684	k	United States Treasury Inflation Indexed Bonds	0.875	01/15/29	131,102,208
40,969,204	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	49,536,178
116,365,255	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	156,177,893
55,163,900	k	United States Treasury Inflation Indexed Bonds	0.250	07/15/29	55,742,299
3,613,475	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	4,994,406
10,000,000		United States Treasury Note	1.500	09/15/22	9,981,641
3,000,000		United States Treasury Note	1.875	07/31/26	3,049,453
15,000,000		United States Treasury Note	1.625	08/15/29	14,934,961
		TOTAL U.S. TREASURY SECURITIES			3,410,628,534

		TOTAL GOVERNMENT BONDS			3,485,396,266
		(Cost $3,414,645,125)

		TOTAL INVESTMENTS - 99.3%			3,485,396,266
		(Cost $3,414,645,125)
		OTHER ASSETS & LIABILITIES, NET - 0.7%			25,794,649
		NET ASSETS - 100.0%			$3,511,190,915

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
263

TIAA-CREF FUNDS - Short Duration Impact Bond Fund

TIAA-CREF FUNDS
SHORT DURATION IMPACT BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2019

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 3.9%

ENERGY - 2.3%
$643,599	†,i	TerraForm Power Operating LLC	LIBOR 1 M + 2.000%	4.044%	11/08/22	$644,404
		TOTAL ENERGY				644,404

UTILITIES - 1.6%
477,543	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	5.130	11/28/24	466,502
		TOTAL UTILITIES				466,502

		TOTAL BANK LOAN OBLIGATIONS				1,110,906
		(Cost $1,116,289)

BONDS - 95.6%

CORPORATE BONDS - 50.3%

AUTOMOBILES & COMPONENTS - 0.9%
250,000	g	Harley-Davidson Financial Services, Inc		4.050	02/04/22	257,853
		TOTAL AUTOMOBILES & COMPONENTS				257,853

BANKS - 16.1%
500,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.430%	2.697	04/26/21	501,783
500,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.480%	2.818	01/10/23	497,838
400,000	g	HSBC Bank Canada		1.650	09/10/22	397,310
500,000		HSBC Holdings plc		3.033	11/22/23	507,407
500,000	g	Intesa Sanpaolo S.p.A		3.250	09/23/24	498,931
500,000	i	M&T Bank Corp	LIBOR 3 M + 0.680%	2.947	07/26/23	500,837
500,000	i	Regions Bank	LIBOR 3 M + 0.380%	2.479	04/01/21	499,304
350,000	i	Regions Bank	LIBOR 3 M + 0.500%	2.676	08/13/21	350,114
500,000		Toronto-Dominion Bank		1.850	09/11/20	499,599
300,000		Zions Bancorp NA		3.350	03/04/22	307,114
		TOTAL BANKS				4,560,237

CAPITAL GOODS - 3.7%
500,000		CNH Industrial Capital LLC		4.200	01/15/24	527,652
500,000		Trimble, Inc		4.150	06/15/23	522,345
		TOTAL CAPITAL GOODS				1,049,997

CONSUMER SERVICES - 0.9%
260,000		Nature Conservancy		3.333	02/01/24	259,788
		TOTAL CONSUMER SERVICES				259,788

DIVERSIFIED FINANCIALS - 3.2%
185,000		Ally Financial, Inc		3.875	05/21/24	191,438
250,000		Century Housing Corp		3.995	11/01/21	256,096
264

TIAA-CREF FUNDS - Short Duration Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$210,000	g	Federation des Caisses Desjardins du Quebec		1.950%	09/26/22	$210,387
250,000		Reinvestment Fund, Inc		3.477	02/15/23	255,252
		TOTAL DIVERSIFIED FINANCIALS				913,173

ENERGY - 5.7%
1,000,000	i	Occidental Petroleum Corp	LIBOR 3 M + 1.450%	3.637	08/15/22	1,006,600
100,000		ONEOK, Inc		2.750	09/01/24	100,517
500,000	g,i	Phillips 66	LIBOR 3 M + 0.750%	3.053	04/15/20	500,170
		TOTAL ENERGY				1,607,287

FOOD, BEVERAGE & TOBACCO - 1.4%
400,000		Coca-Cola Co		1.750	09/06/24	396,935
		TOTAL FOOD, BEVERAGE & TOBACCO				396,935

MATERIALS - 3.6%
500,000		3M Co		2.000	02/14/25	496,934
500,000		International Flavors & Fragrances, Inc		3.400	09/25/20	505,712
		TOTAL MATERIALS				1,002,646

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.5%
500,000	i	GlaxoSmithKline Capital plc	LIBOR 3 M + 0.350%	2.525	05/14/21	500,684
500,000	i	Zoetis, Inc	LIBOR 3 M + 0.440%	2.576	08/20/21	498,988
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				999,672

REAL ESTATE - 1.9%
500,000		Alexandria Real Estate Equities, Inc		4.000	01/15/24	533,553
		TOTAL REAL ESTATE				533,553

SOFTWARE & SERVICES - 1.8%
500,000		Microsoft Corp		2.400	02/06/22	506,996
		TOTAL SOFTWARE & SERVICES				506,996

TELECOMMUNICATION SERVICES - 1.8%
500,000		Verizon Communications, Inc		3.119	03/16/22	507,527
		TOTAL TELECOMMUNICATION SERVICES				507,527

TRANSPORTATION - 1.8%
500,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.380%	2.548	05/16/22	501,990
		TOTAL TRANSPORTATION				501,990

UTILITIES - 4.0%
250,000	g	Azure Power Energy Ltd		5.500	11/03/22	252,647
200,000	g	Azure Power Solar Energy Pvt Ltd		5.650	12/24/24	200,219
250,000	g	Hanwha Energy USA Holdings Corp		2.375	07/30/22	250,345
100,000	g	HAT Holdings I LLC		5.250	07/15/24	105,125
300,000	g	Korea Hydro & Nuclear Power Co Ltd		3.750	07/25/23	316,536
		TOTAL UTILITIES				1,124,872

		TOTAL CORPORATE BONDS				14,222,526
		(Cost $14,012,677)
265

TIAA-CREF FUNDS - Short Duration Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 28.6%

AGENCY SECURITIES - 2.7%
$500,000		NCUA Guaranteed Notes		3.450%	06/12/21	$510,000
250,000		US Department of Housing and Urban Development (HUD)		2.618	08/01/23	258,864
		TOTAL AGENCY SECURITIES				768,864

FOREIGN GOVERNMENT BONDS - 11.7%
500,000	g	European Stability Mechanism		1.375	09/11/24	492,770
500,000	g	International Development Association		2.750	04/24/23	518,767
250,000	i	Korea Development Bank International Bond	LIBOR 3 M + 0.725%	3.028	07/06/22	251,870
250,000	g	Nederlandse Waterschapsbank NV		3.125	12/05/22	260,805
1,000,000		North American Development Bank		4.375	02/11/20	1,005,913
250,000		North American Development Bank		2.400	10/26/22	252,301
500,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	517,755
		TOTAL FOREIGN GOVERNMENT BONDS				3,300,181

MUNICIPAL BONDS - 2.5%
150,000	i	Connecticut Housing Finance Authority	SOFR + 0.650%	2.500	05/15/49	150,395
100,000		County of Saline AR		3.550	06/01/42	104,486
250,000	g	Warm Springs Reservation Confederated Tribe		2.550	11/01/20	249,795
200,000	g	Warm Springs Reservation Confederated Tribe		3.050	11/01/24	201,480
		TOTAL MUNICIPAL BONDS				706,156

U.S. TREASURY SECURITIES - 11.7%
500,000		United States Treasury Note		2.500	05/31/20	501,992
500,000		United States Treasury Note		2.500	01/31/21	504,727
250,000		United States Treasury Note		1.750	07/31/21	250,342
495,000		United States Treasury Note		1.500	09/15/22	494,091
1,500,000		United States Treasury Note		2.625	12/31/23	1,564,863
		TOTAL U.S. TREASURY SECURITIES				3,316,015

		TOTAL GOVERNMENT BONDS				8,091,216
		(Cost $7,943,190)

STRUCTURED ASSETS - 16.7%

ASSET BACKED - 6.6%
474,739	g	HERO Funding Trust		3.910	09/20/42	490,977
		Series - 2016 3A (Class A2)
489,045	g	Sunrun Callisto Issuer LLC		3.980	06/30/54	502,813
		Series - 2019 1A (Class A)
189,977	g	Tesla Auto Lease Trust		3.710	08/20/21	193,035
		Series - 2018 B (Class A)
669,161		Toyota Auto Receivables Owner Trust		1.520	08/16/21	668,120
		Series - 2016 B (Class A4)
		TOTAL ASSET BACKED				1,854,945

OTHER MORTGAGE BACKED - 10.1%
250,000	g,i	DBUBS Mortgage Trust		5.714	07/10/44	260,490
		Series - 2011 LC2A (Class D)
266

TIAA-CREF FUNDS - Short Duration Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$275,000	g	GRACE Mortgage Trust	3.369%	06/10/28	$279,221
		Series - 2014 GRCE (Class A)
200,000		GS Mortgage Securities Trust	2.922	05/10/49	206,121
		Series - 2016 GS2 (Class AAB)
500,000	g,i	Morgan Stanley Capital I Trust	3.516	07/13/29	507,682
		Series - 2014 CPT (Class AM)
300,000	g	Morgan Stanley Capital I Trust	2.695	01/11/32	299,699
		Series - 2013 WLSR (Class A)
250,000	g,i	Morgan Stanley Capital I Trust	5.554	09/15/47	259,055
		Series - 2011 C1 (Class D)
780,000	g,i	Wells Fargo Commercial Mortgage Trust	2.800	03/18/28	779,645
		Series - 2013 120B (Class A)
250,000	g,i	WFRBS Commercial Mortgage Trust	5.174	02/15/44	257,075
		Series - 2011 C2 (Class B)
		TOTAL OTHER MORTGAGE BACKED			2,848,988

		TOTAL STRUCTURED ASSETS			4,703,933
		(Cost $4,624,356)

		TOTAL BONDS			27,017,675
		(Cost $26,580,223)

SHORT-TERM INVESTMENTS - 0.5%

GOVERNMENT AGENCY DEBT - 0.5%
150,000		Federal Home Loan Bank (FHLB)	1.500	10/01/19	150,000
		TOTAL GOVERNMENT AGENCY DEBT			150,000

		TOTAL SHORT-TERM INVESTMENTS			150,000
		(Cost $150,000)

		TOTAL INVESTMENTS - 100.0%			28,278,581
		(Cost $27,846,512)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			4,566
		NET ASSETS - 100.0%			$28,283,147

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2019, the aggregate value of these securities was $9,060,587 or 32.0% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

267

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS
SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2019

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 2.0%

CAPITAL GOODS - 0.1%
$1,237,736	i	AECOM	LIBOR 1 M + 1.750%	3.804%	03/13/25	$1,240,446
780,000	i	American Builders & Contractors Supply Co, Inc	LIBOR 1 M + 2.000%	4.044	10/31/23	779,267
513,787	i	Sensata Technologies, Inc	LIBOR 1 M + 1.750%	3.794	09/18/26	516,516
		TOTAL CAPITAL GOODS				2,536,229

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
1,989,160	i	Advanced Disposal Services, Inc	LIBOR 1 W + 2.250%	4.197	11/10/23	1,994,391
654,532	i	Aramark Services, Inc	LIBOR 1 M + 1.750%	3.794	03/28/24	654,807
1,955,000	i	Clean Harbors, Inc	LIBOR 1 M + 1.750%	3.794	06/28/24	1,963,309
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				4,612,507

CONSUMER DURABLES & APPAREL - 0.1%
2,468,593	i	Hanesbrands, Inc	LIBOR 1 M + 1.750%	3.794	12/16/24	2,484,022
172,813	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	3.794	04/25/25	169,086
		TOTAL CONSUMER DURABLES & APPAREL				2,653,108

CONSUMER SERVICES - 0.3%
1,943,891	i	Hilton Worldwide Finance LLC	LIBOR 1 M + 1.750%	3.768	06/22/26	1,954,913
362,406	i	Prime Security Services Borrower LLC	LIBOR 1 M + 3.250%	5.210	09/23/26	358,387
1,980,000	i	Wyndham Hotels & Resorts, Inc	LIBOR 1 M + 1.750%	3.794	05/30/25	1,988,534
3,056,364	i	YUM! Brands	LIBOR 1 M + 1.750%	3.791	04/03/25	3,058,901
		TOTAL CONSUMER SERVICES				7,360,735

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
615,162	i	HCA, Inc	LIBOR 1 M + 1.750%	3.794	03/17/23	616,626
985,000	i	HCA, Inc	LIBOR 1 M + 2.000%	4.044	03/13/25	987,344
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				1,603,970

MATERIALS - 0.0%
312,632	i	WR Grace & Co-Conn	LIBOR 3 M + 1.750%	3.854	04/03/25	313,119
182,368	i	WR Grace & Co-Conn	LIBOR 3 M + 1.750%	3.854	04/03/25	182,653
		TOTAL MATERIALS				495,772

MEDIA & ENTERTAINMENT - 0.5%
3,521,078	i	Charter Communications Operating LLC	LIBOR 1 M + 2.000%	4.050	04/30/25	3,540,444
2,912,797	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	4.278	07/17/25	2,908,108
1,327,810	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	4.042	10/04/23	1,326,814
2,290,299	i	Outfront Media Capital LLC	LIBOR 1 M + 2.000%	4.042	03/18/24	2,300,788
274,571	i	Univision Communications, Inc	LIBOR 1 M + 2.750%	4.794	03/15/24	266,619
		TOTAL MEDIA & ENTERTAINMENT				10,342,773

RETAILING - 0.2%
3,855,629	i	Avis Budget Car Rental LLC	LIBOR 1 M + 2.000%	4.050	02/13/25	3,852,005
		TOTAL RETAILING				3,852,005
268

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
$1,455,000	i	Versum Materials, Inc	LIBOR 3 M + 2.000%	4.104%	09/29/23	$1,455,611
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				1,455,611

SOFTWARE & SERVICES - 0.2%
947,378	i	IQVIA, Inc	LIBOR 3 M + 2.000%	4.104	03/07/24	950,533
1,036,875	i	IQVIA, Inc	LIBOR 3 M + 1.750%	3.854	06/11/25	1,037,528
2,056,549	i	Leidos, Inc	LIBOR 1 M + 1.750%	3.813	08/22/25	2,064,261
1,906,074	i	Open Text Corp	LIBOR 1 M + 1.750%	3.794	05/30/25	1,912,422
		TOTAL SOFTWARE & SERVICES				5,964,744

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
957,179	i	Dell International LLC	LIBOR 1 M + 2.000%	4.050	09/19/25	961,371
989,975	i	Western Digital Corp	LIBOR 1 M + 1.750%	3.862	04/29/23	986,055
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				1,947,426

TRANSPORTATION - 0.1%
1,939,394	i	American Airlines, Inc	LIBOR 1 M + 2.000%	4.049	10/10/21	1,939,394
		TOTAL TRANSPORTATION				1,939,394

UTILITIES - 0.0%
1,361,601	i	Vistra Operations Co LLC	LIBOR 1 M + 2.000%	4.044	08/04/23	1,365,577
		TOTAL UTILITIES				1,365,577

		TOTAL BANK LOAN OBLIGATIONS				46,129,851
		(Cost $46,074,823)

BONDS - 96.2%

CORPORATE BONDS - 30.3%

AUTOMOBILES & COMPONENTS - 0.1%
3,000,000	g	Hyundai Capital America		3.250	09/20/22	3,042,738
		TOTAL AUTOMOBILES & COMPONENTS				3,042,738

BANKS - 12.3%
2,100,000	g	Banco de Credito del Peru		2.700	01/11/25	2,100,000
3,575,000	g	Banco del Estado de Chile		2.668	01/08/21	3,575,036
2,500,000	g	Banco do Brasil SA/Cayman		4.750	03/20/24	2,621,875
2,000,000	g	Banco Internacional del Peru SAA Interbank		3.375	01/18/23	2,022,500
750,000	g	Banco Santander Mexico S.A.		4.125	11/09/22	777,195
11,850,000	g	Bank Nederlandse Gemeenten NV		2.500	02/28/20	11,867,769
3,500,000		Bank of America Corp		2.250	04/21/20	3,503,284
1,925,000		Bank of America Corp		2.151	11/09/20	1,925,193
5,000,000		Bank of America Corp		2.369	07/21/21	5,008,371
10,000,000		Bank of America Corp		2.328	10/01/21	10,011,011
6,530,000		Bank of America Corp		2.503	10/21/22	6,578,124
3,000,000		BB&T Corp		2.150	02/01/21	3,004,860
1,680,000		BB&T Corp		3.750	12/06/23	1,777,837
4,000,000	g	BNG Bank NV		3.125	11/08/21	4,110,810
269

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$4,000,000		Capital One Bank USA NA		3.375%	02/15/23	$4,122,234
5,000,000		CitiBank NA		2.100	06/12/20	5,001,580
5,000,000		CitiBank NA		2.125	10/20/20	5,004,564
5,000,000		CitiBank NA		3.165	02/19/22	5,067,237
5,000,000		CitiBank NA		2.844	05/20/22	5,051,249
4,000,000		Citigroup, Inc		2.650	10/26/20	4,024,407
1,720,000		Citigroup, Inc		4.500	01/14/22	1,808,592
3,000,000		Citigroup, Inc		3.142	01/24/23	3,055,597
3,000,000		Citizens Bank NA		2.250	10/30/20	3,006,373
10,000,000	g	Dexia Credit Local S.A.		2.875	01/29/22	10,227,405
4,000,000	g	Dexia Credit Local S.A.		2.375	09/20/22	4,053,355
1,555,000		Discover Bank		3.200	08/09/21	1,578,636
650,000		Discover Bank		3.350	02/06/23	670,073
5,000,000	g	DNB Boligkreditt AS.		2.000	05/28/20	4,995,790
5,000,000	g	DNB Boligkreditt AS.		3.250	06/28/23	5,224,519
1,900,000		Fifth Third Bancorp		2.875	07/27/20	1,911,815
2,000,000		Fifth Third Bank		2.200	10/30/20	2,003,689
16,000,000	g	HSBC Bank Canada		1.650	09/10/22	15,892,379
6,000,000		HSBC Holdings plc		2.650	01/05/22	6,043,056
1,975,000		HSBC USA, Inc		2.750	08/07/20	1,986,406
1,500,000		Huntington National Bank		2.375	03/10/20	1,501,297
1,485,000		Huntington National Bank		3.125	04/01/22	1,520,692
5,780,000		JPMorgan Chase & Co		4.625	05/10/21	6,012,328
1,445,000		JPMorgan Chase & Co		3.200	01/25/23	1,492,265
5,000,000		JPMorgan Chase & Co		2.776	04/25/23	5,071,750
26,500,000		JPMorgan Chase Bank NA		3.086	04/26/21	26,639,674
6,320,000		KeyBank NA		3.300	02/01/22	6,500,234
3,000,000		Mitsubishi UFJ Financial Group, Inc		2.623	07/18/22	3,024,105
2,000,000	g	NBK SPC Ltd		2.750	05/30/22	2,005,098
6,050,000		PNC Bank NA		2.450	11/05/20	6,077,045
1,945,000		PNC Bank NA		2.500	01/22/21	1,957,013
5,000,000		Royal Bank of Canada		2.150	10/26/20	5,008,779
10,000,000	g	Royal Bank of Canada		3.350	10/22/21	10,291,286
2,500,000		Santander UK plc		2.125	11/03/20	2,498,622
3,000,000	g	State Bank of India		4.000	01/24/22	3,079,459
4,000,000		Sumitomo Mitsui Banking Corp		2.092	10/18/19	3,999,988
1,720,000		SunTrust Bank		2.900	03/03/21	1,737,885
1,000,000		Synchrony Bank		3.000	06/15/22	1,013,776
3,000,000		Toronto-Dominion Bank		1.850	09/11/20	2,997,596
10,000,000	g	Toronto-Dominion Bank		2.100	07/15/22	10,067,888
1,355,000	g	Turkiye Is Bankasi		5.000	04/30/20	1,358,380
1,000,000	g	Turkiye Is Bankasi		5.375	10/06/21	989,100
2,100,000	g,i	United Overseas Bank Ltd	LIBOR 3 M + 0.480%	2.739	04/23/21	2,105,017
3,000,000		US Bank NA		2.050	10/23/20	3,004,042
12,670,000		Wells Fargo Bank NA		3.325	07/23/21	12,784,948
3,000,000		Westpac Banking Corp		2.800	01/11/22	3,051,727
2,000,000	g	Yapi ve Kredi Bankasi AS.		6.100	03/16/23	1,959,878
1,115,000		Zions Bancorp NA		3.350	03/04/22	1,141,440
		TOTAL BANKS				278,504,133

CAPITAL GOODS - 1.1%
1,500,000		Air Lease Corp		3.375	06/01/21	1,523,662
450,000		Air Lease Corp		2.250	01/15/23	446,503

270

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,400,000	g	BOC Aviation Ltd	3.500%	10/10/24	$4,524,117
1,385,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	1,408,240
2,000,000		Ingersoll-Rand Global Holding Co Ltd	2.900	02/21/21	2,016,271
42,000		Johnson Controls International plc	3.750	12/01/21	42,961
800,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	801,290
2,000,000		Northrop Grumman Corp	2.080	10/15/20	2,000,650
3,134,000		Roper Technologies, Inc	3.000	12/15/20	3,161,594
850,000		United Technologies Corp	3.350	08/16/21	871,920
8,000,000		United Technologies Corp	3.650	08/16/23	8,462,161
		TOTAL CAPITAL GOODS			25,259,369

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
2,000,000		ADT Corp	4.125	06/15/23	2,030,000
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			2,030,000

CONSUMER DURABLES & APPAREL - 0.2%
3,200,000		Lennar Corp	4.750	04/01/21	3,268,000
		TOTAL CONSUMER DURABLES & APPAREL			3,268,000

DIVERSIFIED FINANCIALS - 5.6%
2,000,000		AerCap Ireland Capital DAC	3.950	02/01/22	2,065,827
3,000,000		American Express Co	2.200	10/30/20	3,004,410
2,050,000		American Express Co	2.750	05/20/22	2,081,869
1,540,000		American Honda Finance Corp	2.650	02/12/21	1,554,943
1,000,000		Ameriprise Financial, Inc	3.000	03/22/22	1,018,575
750,000		Australia & New Zealand Banking Group Ltd	2.625	05/19/22	763,154
9,000,000	g	Bank of Montreal	2.500	01/11/22	9,119,898
1,505,000		Bank of Montreal	2.900	03/26/22	1,534,298
1,645,000		BNP Paribas S.A.	2.375	05/21/20	1,649,905
6,160,000	g	Canadian Imperial Bank of Commerce	3.150	06/27/21	6,286,381
845,000		Capital One Financial Corp	2.500	05/12/20	846,500
3,000,000		Capital One Financial Corp	2.400	10/30/20	3,008,491
1,355,000		Capital One Financial Corp	4.750	07/15/21	1,415,276
2,000,000		Deutsche Bank AG.	2.700	07/13/20	1,995,889
5,000,000		Deutsche Bank AG.	4.250	02/04/21	5,048,846
3,000,000		Discover Financial Services	3.850	11/21/22	3,130,475
1,200,000	g	Federation des Caisses Desjardins du Quebec	2.250	10/30/20	1,203,064
16,800,000	g	Federation des Caisses Desjardins du Quebec	1.950	09/26/22	16,830,947
4,500,000		Ford Motor Credit Co LLC	3.200	01/15/21	4,505,904
2,345,000		Ford Motor Credit Co LLC	5.584	03/18/24	2,494,159
4,486,000		General Electric Capital Corp	4.625	01/07/21	4,602,478
2,170,000		General Motors Financial Co, Inc	3.150	06/30/22	2,195,112
5,000,000		General Motors Financial Co, Inc	3.550	07/08/22	5,107,466
9,000,000		Goldman Sachs Group, Inc	2.300	12/13/19	9,000,948
1,870,000		Goldman Sachs Group, Inc	2.750	09/15/20	1,880,081
4,000,000		Goldman Sachs Group, Inc	2.875	02/25/21	4,035,514
5,000,000		Goldman Sachs Group, Inc	2.876	10/31/22	5,057,900
7,500,000		Morgan Stanley	2.800	06/16/20	7,537,873
6,105,000		Morgan Stanley	3.125	01/23/23	6,262,600
3,000,000		Shire Acquisitions Investments Ireland DAC	2.400	09/23/21	3,013,908
3,000,000		Unilever Capital Corp	1.800	05/05/20	2,996,683

271

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000		Unilever Capital Corp	3.000%	03/07/22	$5,126,208
		TOTAL DIVERSIFIED FINANCIALS			126,375,582

ENERGY - 1.5%
1,700,000		BP Capital Markets America, Inc	2.520	09/19/22	1,720,512
5,000,000		Energy Transfer Operating LP	4.500	04/15/24	5,327,880
3,771,000		Enterprise Products Operating LLC	2.800	02/15/21	3,806,583
2,000,000	g	GS Caltex Corp	3.000	06/04/24	2,034,120
3,650,000		Occidental Petroleum Corp	2.700	08/15/22	3,681,941
2,200,000	g	Pertamina Persero PT	4.875	05/03/22	2,321,920
1,500,000		Petroleos Mexicanos	5.375	03/13/22	1,580,625
927,500		Petroleos Mexicanos	2.000	12/20/22	928,468
834,000		Petroleos Mexicanos	2.378	04/15/25	844,155
2,709,000		Plains All American Pipeline LP	3.650	06/01/22	2,779,000
750,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	774,773
1,850,000	g	Saudi Arabian Oil Co	2.750	04/16/22	1,865,701
5,000,000	g	Saudi Arabian Oil Co	2.875	04/16/24	5,056,399
1,000,000		Southwestern Energy Co	5.300	01/23/20	1,000,043
1,500,000	g	YPF S.A.	8.500	03/23/21	1,308,750
		TOTAL ENERGY			35,030,870

FOOD & STAPLES RETAILING - 1.0%
3,425,000	g	CK Hutchison International 17 Ltd	2.250	09/29/20	3,420,822
2,000,000		CVS Health Corp	2.800	07/20/20	2,008,902
4,089,000		CVS Health Corp	3.350	03/09/21	4,155,433
4,925,000		CVS Health Corp	2.625	08/15/24	4,942,000
2,000,000		Kroger Co	2.600	02/01/21	2,007,288
1,245,000		SYSCO Corp	2.600	10/01/20	1,250,751
5,000,000		Wal-Mart Stores, Inc	2.350	12/15/22	5,072,200
		TOTAL FOOD & STAPLES RETAILING			22,857,396

FOOD, BEVERAGE & TOBACCO - 0.7%
2,150,000		Altria Group, Inc	3.490	02/14/22	2,205,355
1,570,000		Altria Group, Inc	2.850	08/09/22	1,588,546
1,320,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	1,332,478
2,000,000		Constellation Brands Inc	3.750	05/01/21	2,043,926
2,940,000		General Mills, Inc	3.150	12/15/21	2,999,434
1,000,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	1,052,400
1,350,000		PepsiCo, Inc	1.350	10/04/19	1,349,890
1,465,000		Reynolds American, Inc	3.250	06/12/20	1,474,263
1,300,000		Tyson Foods, Inc	2.250	08/23/21	1,301,484
		TOTAL FOOD, BEVERAGE & TOBACCO			15,347,776

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
5,000,000		Becton Dickinson and Co	2.404	06/05/20	5,005,169
1,765,000		UnitedHealth Group Inc	3.875	10/15/20	1,790,609
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			6,795,778

INSURANCE - 0.3%
2,415,000		American International Group, Inc	3.375	08/15/20	2,443,657
2,500,000		Aon plc	2.800	03/15/21	2,518,547
1,570,000		Prudential Financial, Inc	4.500	11/15/20	1,612,152
		TOTAL INSURANCE			6,574,356
272

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MATERIALS - 1.2%
$5,000,000	g	Air Liquide Finance S.A.	1.750%	09/27/21	$4,969,170
1,162,000		ArcelorMittal	6.250	02/25/22	1,256,982
3,000,000	g	Fresnillo plc	5.500	11/13/23	3,266,280
3,200,000	g	Georgia-Pacific LLC	3.163	11/15/21	3,252,882
3,000,000	g	Indonesia Asahan Aluminiu	5.230	11/15/21	3,147,917
1,350,000	g	Midwest Connector Capital Co LLC	3.625	04/01/22	1,384,888
2,200,000		Newmont Goldcorp Corp	3.625	06/09/21	2,241,015
2,000,000	g	NV Chemicals Corp	5.250	08/01/23	2,022,500
1,240,000		Packaging Corp of America	2.450	12/15/20	1,242,575
1,550,000	g	SABIC Capital II BV	4.000	10/10/23	1,629,349
3,000,000		Sasol Financing International plc	4.500	11/14/22	3,064,491
		TOTAL MATERIALS			27,478,049

MEDIA & ENTERTAINMENT - 0.5%
1,009,000		Charter Communications Operating LLC	3.579	07/23/20	1,018,029
3,100,000		Comcast Corp	3.450	10/01/21	3,192,367
967,000		Comcast Corp	2.850	01/15/23	991,959
995,000	g	Fox Corp	3.666	01/25/22	1,027,369
2,000,000	g	Tencent Holdings Ltd	3.280	04/11/24	2,054,254
3,000,000		Walt Disney Co	1.650	09/01/22	2,992,516
		TOTAL MEDIA & ENTERTAINMENT			11,276,494

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
1,120,000		Abbott Laboratories	2.900	11/30/21	1,140,204
525,000		Actavis Funding SCS	3.800	03/15/25	549,806
3,300,000	g	Bayer US Finance II LLC	3.500	06/25/21	3,365,983
3,000,000	g	Bristol-Myers Squibb Co	2.550	05/14/21	3,026,254
2,500,000	g	Bristol-Myers Squibb Co	2.600	05/16/22	2,537,608
2,285,000		Celgene Corp	2.875	08/15/20	2,297,563
2,000,000		Celgene Corp	2.875	02/19/21	2,019,209
1,000,000		Johnson & Johnson	1.950	11/10/20	1,000,439
5,000,000		Novartis Capital Corp	1.800	02/14/20	4,996,524
2,000,000		Teva Pharmaceutical Finance Co BV	2.950	12/18/22	1,715,000
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			22,648,590

REAL ESTATE - 0.4%
1,000,000		Duke Realty LP	3.875	02/15/21	1,020,474
3,127,000		Duke Realty LP	3.875	10/15/22	3,269,258
2,141,000		HCP, Inc	4.250	11/15/23	2,285,751
850,000		Highwoods Realty LP	3.625	01/15/23	880,022
843,000		Liberty Property LP	4.750	10/01/20	864,412
500,000		National Retail Properties, Inc	3.800	10/15/22	519,126
		TOTAL REAL ESTATE			8,839,043

RETAILING - 0.2%
3,000,000		AutoNation, Inc	5.500	02/01/20	3,031,452
1,750,000		Home Depot, Inc	2.625	06/01/22	1,790,521
		TOTAL RETAILING			4,821,973

273

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
$5,000,000		Analog Devices, Inc	2.850%	03/12/20	$5,018,038
2,500,000		Texas Instruments, Inc	2.250	09/04/29	2,461,414
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			7,479,452

SOFTWARE & SERVICES - 0.4%
500,000		Activision Blizzard, Inc	2.600	06/15/22	505,126
5,146,000		Fiserv, Inc	3.500	10/01/22	5,345,190
3,125,000		International Business Machines Corp	2.800	05/13/21	3,166,744
		TOTAL SOFTWARE & SERVICES			9,017,060

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
2,000,000		Apple, Inc	1.900	02/07/20	1,999,696
1,420,000		Apple, Inc	2.250	02/23/21	1,426,420
1,850,000		Apple, Inc	1.700	09/11/22	1,847,183
5,000,000		Broadcom Corp	2.200	01/15/21	4,981,652
1,580,000	g	L3Harris Technologies, Inc	4.950	02/15/21	1,623,352
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			11,878,303

TELECOMMUNICATION SERVICES - 0.9%
4,440,000		AT&T, Inc	2.800	02/17/21	4,478,668
7,000,000		AT&T, Inc	2.625	12/01/22	7,076,511
2,050,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	2,109,811
1,815,000		Verizon Communications, Inc	3.450	03/15/21	1,853,892
5,000,000		Verizon Communications, Inc	2.946	03/15/22	5,119,853
		TOTAL TELECOMMUNICATION SERVICES			20,638,735

TRANSPORTATION - 0.8%
3,000,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	3,068,914
2,500,000		CSX Corp	3.700	10/30/20	2,530,572
2,250,000		Delta Air Lines, Inc	2.875	03/13/20	2,254,812
1,100,000		Delta Air Lines, Inc	3.400	04/19/21	1,115,330
2,810,000		FedEx Corp	3.400	01/14/22	2,881,235
2,100,000		Norfolk Southern Corp	3.250	12/01/21	2,143,648
783,055		Northwest Airlines	7.027	11/01/19	785,796
2,200,000	g	Transnet SOC Ltd	4.000	07/26/22	2,211,314
195,847		US Airways Pass Through Trust	7.076	03/20/21	205,371
		TOTAL TRANSPORTATION			17,196,992

UTILITIES - 0.9%
1,825,000		Berkshire Hathaway Energy Co	2.375	01/15/21	1,833,776
3,000,000		Dominion Energy, Inc	2.579	07/01/20	3,006,683
2,000,000	g	Hanwha Energy USA Holdings Corp	2.375	07/30/22	2,002,757
2,000,000	g	KSA Sukuk Ltd	2.894	04/20/22	2,027,311
3,050,000		NextEra Energy Capital Holdings, Inc	2.900	04/01/22	3,106,923
5,000,000		Southern Power Co	1.950	12/15/19	4,998,058
3,000,000	g	State Grid Overseas Investment Ltd	2.750	05/04/22	3,023,137
		TOTAL UTILITIES			19,998,645

		TOTAL CORPORATE BONDS			686,359,334
		(Cost $678,893,431)
274

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 35.6%

AGENCY SECURITIES - 4.7%
$3,200,000		Federal Farm Credit Bank (FFCB)		3.050%	11/15/21	$3,291,756
6,525,000		FFCB		2.800	12/17/21	6,675,544
5,500,000		Federal Home Loan Mortgage Corp (FHLMC)		1.500	01/17/20	5,493,320
3,895,000	g	Hospital for Special Surgery		3.500	01/01/23	4,021,530
24,000,000		Iraq Government AID International Bond		2.149	01/18/22	24,230,124
12,790,000		Montefiore Medical Center		2.152	10/20/26	12,831,014
2,000,000		Private Export Funding Corp (PEFCO)		2.250	03/15/20	2,000,980
3,000,000		PEFCO		2.300	09/15/20	3,008,763
6,842,105		Reliance Industries Ltd		1.870	01/15/26	6,836,855
6,500,000		Reliance Industries Ltd		2.060	01/15/26	6,529,969
8,552,631		Reliance Industries Ltd		2.444	01/15/26	8,712,760
2,685,829		San Clemente Leasing LLC		3.030	11/22/22	2,735,742
6,000,000		Ukraine Government AID International Bonds		1.847	05/29/20	6,011,367
15,000,000		Ukraine Government AID International Bonds		1.471	09/29/21	14,939,584
		TOTAL AGENCY SECURITIES				107,319,308

FOREIGN GOVERNMENT BONDS - 11.1%
3,325,000	g	Arab Petroleum Investments Corp		4.125	09/18/23	3,518,244
2,725,000	†	Argentine Republic Government International Bond		6.875	04/22/21	1,335,277
7,000,000	g	Bermuda Government International Bond		4.138	01/03/23	7,332,570
3,250,000		Brazilian Government International Bond		2.625	01/05/23	3,245,937
3,000,000	g	Caisse d’Amortissement de la Dette Sociale		1.875	01/13/20	2,998,679
9,670,000	g	CDP Financial, Inc		2.750	03/07/22	9,890,019
19,000,000	g	CPPIB Capital, Inc		2.750	07/22/21	19,304,271
333,333	g	Dominican Republic Government International Bond		7.500	05/06/21	348,333
1,725,000	g	Egypt Government International Bond		5.577	02/21/23	1,760,816
25,000,000	g	European Stability Mechanism		1.375	09/11/24	24,638,494
1,425,000	g	Export Credit Bank of Turkey		4.250	09/18/22	1,351,579
1,700,000		Export Development Canada		2.625	02/21/24	1,770,675
1,900,000		Export-Import Bank of India		4.000	01/14/23	1,973,040
5,000,000		Export-Import Bank of Korea		1.500	10/21/19	4,997,789
1,500,000	g	Ghana Government International Bond		7.875	08/07/23	1,640,556
500,000	g	Honduras Government International Bond		8.750	12/16/20	533,130
1,500,000	g	Honduras Government International Bond		7.500	03/15/24	1,661,265
10,000,000		International Bank for Reconstruction & Development		1.500	08/28/24	9,937,682
8,900,000	g	International Development Association		2.750	04/24/23	9,234,051
1,500,000		Japan Bank for International Cooperation		1.875	04/20/21	1,500,120
3,000,000	g	Japan Finance Organization for Municipalities		2.000	09/08/20	2,995,978
3,200,000	g	Japan Finance Organization for Municipalities		2.125	02/12/21	3,201,963
6,650,000	g	Japan Finance Organization for Municipalities		3.375	09/27/23	6,997,365
4,500,000	g	Japan Finance Organization for Municipalities		3.000	03/12/24	4,699,075
1,700,000	g	Kommunalbanken AS.		1.625	01/15/20	1,697,532
17,200,000	g	Kommunalbanken AS.		2.500	04/17/20	17,241,313
1,150,000	g	Kommunalbanken AS.		1.375	10/26/20	1,143,194
3,750,000	g	Kommunalbanken AS.		1.625	02/10/21	3,738,539
1,560,000	g	Kommunalbanken AS.		2.750	02/05/24	1,629,689
5,667,000	g	Kommuninvest I Sverige AB		2.625	09/15/22	5,815,522
2,000,000	i	Korea Development Bank	LIBOR 3 M + 0.550%	2.669	03/12/21	2,003,905
275

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$6,700,000	g	Korea Housing Finance Corp		2.000%	10/11/21	$6,665,071
1,875,000	g	Korea Housing Finance Corp		3.000	10/31/22	1,910,212
2,025,000	g	Morocco Government International Bond		4.250	12/11/22	2,116,368
1,500,000	g	Namibia International Bonds		5.500	11/03/21	1,547,314
3,500,000	g	Nederlandse Waterschapsbank NV		2.125	11/15/21	3,524,959
5,950,000	g	OMERS Finance Trust		2.500	05/02/24	6,135,776
5,000,000	g	Ontario Teachers’ Finance Trust		2.125	09/19/22	5,046,854
15,000,000	g	Ontario Teachers’ Finance Trust		1.625	09/12/24	14,881,024
2,000,000	g	Perusahaan Penerbit SBSN Indonesia III		3.400	03/29/22	2,041,800
5,000,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	5,177,550
3,400,000	g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	3,583,600
12,000,000		Province of British Columbia Canada		1.750	09/27/24	12,029,712
1,300,000		Province of New Brunswick Canada		8.750	05/01/22	1,509,057
3,000,000	g	Qatar Government International Bond		3.375	03/14/24	3,139,759
4,000,000	g	Qatar Government International Bond		4.000	03/14/29	4,433,464
500,000		Republic of Hungary Government International Bond		6.250	01/29/20	506,479
1,500,000	g	Republic of Paraguay Government International Bond		4.625	01/25/23	1,576,890
2,000,000	g	Republic of Uzbekistan Government International Bond		4.750	02/20/24	2,095,689
5,625,000	g	Saudi Government International Bond		2.375	10/26/21	5,632,222
500,000	g	Senegal Goverment International Bond		8.750	05/13/21	541,925
6,500,000		Svensk Exportkredit AB		1.750	03/10/21	6,490,679
		TOTAL FOREIGN GOVERNMENT BONDS				250,723,006

MORTGAGE BACKED - 0.0%
48,209	i	Federal Home Loan Mortgage Corp (FHLMC)	LIBOR 1 M + 0.400%	2.428	12/15/20	48,293
1,385		Federal National Mortgage Association (FNMA)		2.750	06/25/20	1,387
4,794		FNMA		5.500	09/25/22	4,936
28,798		FNMA		5.000	09/25/24	642
43,336	i	FNMA	LIBOR 1 M + 0.300%	2.318	11/25/34	43,357
127,724		Government National Mortgage Association (GNMA)		2.176	05/16/39	127,389
		TOTAL MORTGAGE BACKED				226,004

MUNICIPAL BONDS - 0.2%
5,000,000		Bay Area Toll Authority		2.254	04/01/24	5,028,350
		TOTAL MUNICIPAL BONDS				5,028,350

U.S. TREASURY SECURITIES - 19.6%
10,328,700	k	United States Treasury Inflation Indexed Bonds		0.625	04/15/23	10,416,011
16,275,840	k	United States Treasury Inflation Indexed Bonds		0.500	04/15/24	16,484,850
4,500,000		United States Treasury Note		1.000	10/15/19	4,498,109
9,000,000		United States Treasury Note		1.750	11/30/19	8,995,411
37,000,000		United States Treasury Note		2.250	02/29/20	37,050,586
10,000,000		United States Treasury Note		1.625	03/15/20	9,989,062
20,750,000		United States Treasury Note		2.250	03/31/20	20,787,285
100,000,000		United States Treasury Note		2.375	04/30/20	100,285,156
19,460,000		United States Treasury Note		2.500	01/31/21	19,643,958
10,000,000		United States Treasury Note		2.125	06/30/21	10,073,828
48,010,000		United States Treasury Note		1.750	07/31/21	48,075,639
30,030,000		United States Treasury Note		1.500	09/30/21	29,956,098
22,655,000		United States Treasury Note		1.500	09/15/22	22,613,407
27,535,000		United States Treasury Note		1.500	09/30/24	27,469,389
276

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$72,000,000		United States Treasury Note		1.875%	07/31/26	$73,186,875
5,000,000		United States Treasury Note		1.625	08/15/29	4,978,320
		TOTAL U.S. TREASURY SECURITIES				444,503,984

		TOTAL GOVERNMENT BONDS				807,800,652
		(Cost $801,789,899)

STRUCTURED ASSETS - 30.3%

ASSET BACKED - 8.9%
139,041		Aames Mortgage Trust (Step Bond)		5.147	06/25/32	139,587
		Series - 2002 1 (Class A3)
850,000	g,i	AREIT Trust	LIBOR 1 M + 1.020%	3.048	09/14/36	850,000
		Series - 2019 CRE3 (Class A)
55,677	†,g	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	1
		Series - 2005 WMC1 (Class N1)
2,141,956	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 1.650%	3.678	03/15/32	2,174,294
		Series - 2002 HE1 (Class M1)
1,253,702	g	Avid Automobile Receivables Trust		2.840	08/15/23	1,254,724
		Series - 2018 1 (Class A)
2,670,263	g	Bank of The West Auto Trust		2.110	01/15/23	2,668,246
		Series - 2017 1 (Class A3)
1,896,653	g	Capital Automotive REIT		3.870	04/15/47	1,914,463
		Series - 2017 1A (Class A1)
2,500,000	i	Capital One Multi-Asset Execution Trust	LIBOR 1 M + 0.630%	2.658	02/15/24	2,513,811
		Series - 2016 A2 (Class A2)
3,140,000		Carmax Auto Owner Trust		3.360	09/15/23	3,212,778
		Series - 2018 4 (Class A3)
1,615,000		Carmax Auto Owner Trust		3.050	03/15/24	1,647,925
		Series - 2019 1 (Class A3)
353,675	g	Carnow Auto Receivables Trust		2.920	09/15/22	353,667
		Series - 2017 1A (Class A)
4,099		Centex Home Equity		5.540	01/25/32	4,177
		Series - 2002 A (Class AF6)
75,650	i	Centex Home Equity	LIBOR 1 M + 0.645%	2.663	03/25/34	74,975
		Series - 2004 B (Class M1)
122,341	i	Chase Funding Mortgage Loan Asset-Backed Certificates		5.700	02/26/35	126,944
		Series - 2004 2 (Class 1M2)
4,000,000	i	Chase Issuance Trust	LIBOR 1 M + 0.550%	2.578	06/15/23	4,026,277
		Series - 2016 A3 (Class A3)
1,098,988	g	CIG Auto Receivables Trust		2.710	05/15/23	1,100,130
		Series - 2017 1A (Class A)
2,000,000	i	Citibank Credit Card Issuance Trust	LIBOR 1 M + 0.220%	2.262	04/07/22	2,000,603
		Series - 2017 A4 (Class A4)
2,000,000	i	Citibank Credit Card Issuance Trust	LIBOR 1 M + 0.370%	2.412	08/08/24	2,004,383
		Series - 2017 A7 (Class A7)
2,000,000	i	Citibank Credit Card Issuance Trust	LIBOR 1 M + 0.330%	2.374	01/20/25	2,002,624
		Series - 2018 A2 (Class A2)
1,897,800	g,i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.145%	2.631	09/25/36	1,837,008
		Series - 2006 AMC1 (Class A1)
277

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$641,827	g	Conn’s Receivables Funding		3.250%	01/15/23	$644,132
		Series - 2018 A (Class A)
1,140,000	g	Core Industrial Trust		3.555	02/10/34	1,168,097
		Series - 2015 CALW (Class C)
3,500,000	g	Core Industrial Trust		3.732	02/10/34	3,578,614
		Series - 2015 TEXW (Class C)
5,450,000	g,i	Core Industrial Trust		3.977	02/10/34	5,556,101
		Series - 2015 TEXW (Class D)
1,085,381	g	Credit-Based Asset Servicing & Securitization LLC (Step Bond)		5.403	12/25/37	1,100,942
		Series - 2007 SP1 (Class A4)
4,912,500	g	DB Master Finance LLC		3.629	11/20/47	5,030,596
		Series - 2017 1A (Class A2I)
9,186,975	g	DB Master Finance LLC		3.787	05/20/49	9,460,747
		Series - 2019 1A (Class A2I)
3,500,000	i	Discover Card Execution Note Trust	LIBOR 1 M + 0.230%	2.258	12/15/23	3,497,026
		Series - 2018 A3 (Class A3)
2,000,000	i	Discover Card Execution Note Trust	LIBOR 1 M + 0.330%	2.358	08/15/25	1,992,117
		Series - 2018 A2 (Class A2)
2,450,000	g,i	Domino’s Pizza Master Issuer LLC	LIBOR 3 M + 1.250%	2.551	07/25/47	2,450,024
		Series - 2017 1A (Class A2I)
14,700,000	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	14,749,833
		Series - 2017 1A (Class A2II)
1,419,469		Entergy Louisiana Investment Recovery Funding I LLC		2.040	09/01/23	1,419,559
		Series - 2011 A (Class A1)
675,584		Fifth Third Auto Trust		1.800	02/15/22	674,609
		Series - 2017 1 (Class A3)
7,250,000	g	Ford Credit Auto Owner Trust		2.510	04/15/26	7,250,623
		Series - 2014 2 (Class B)
2,600,000	g	Ford Credit Auto Owner Trust		2.440	01/15/27	2,606,285
		Series - 2015 2 (Class A)
2,300,000	g	Ford Credit Auto Owner Trust		2.310	08/15/27	2,306,503
		Series - 2016 1 (Class A)
794,866	g	GLS Auto Receivables Trust		2.820	07/15/22	797,058
		Series - 2018 1A (Class A)
2,480,000		GM Financial Consumer Automobile Receivables Trust		3.210	10/16/23	2,523,954
		Series - 2018 4 (Class A3)
5,366,506	g	Hilton Grand Vacations Trust		3.540	02/25/32	5,536,711
		Series - 2018 AA (Class A)
2,160,000		Honda Auto Receivables Owner Trust		2.830	03/20/23	2,198,187
		Series - 2019 1 (Class A3)
1,980,216	g,i	Invitation Homes Trust	LIBOR 1 M + 0.900%	2.928	06/17/37	1,980,213
		Series - 2018 SFR2 (Class A)
2,633,357	g,i	Invitation Homes Trust	LIBOR 1 M + 1.000%	3.025	07/17/37	2,629,056
		Series - 2018 SFR3 (Class A)
1,545,200	g,i	Invitation Homes Trust	LIBOR 1 M + 1.100%	3.125	01/17/38	1,548,826
		Series - 2018 SFR4 (Class A)
1,529,627	g	Mid-State Capital Trust		7.000	12/15/45	1,625,308
		Series - 2010 1 (Class B)
1,568,196	g	New Residential Mortgage LLC		4.690	05/25/23	1,588,400
		Series - 2018 FNT1 (Class D)
278

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,444,412	g	New Residential Mortgage LLC		4.920%	07/25/54	$1,486,148
		Series - 2018 FNT2 (Class D)
1,515,000		Nissan Auto Receivables Owner Trust		2.120	04/18/22	1,515,365
		Series - 2017 C (Class A3)
2,430,000	g	NRZ Advance Receivables Trust Advance Receivables Backed Notes		2.833	10/15/51	2,427,981
		Series - 2016 T3 (Class AT3)
2,985,000	i	Park Place Securities, Inc	LIBOR 1 M + 1.245%	3.263	01/25/36	3,001,011
		Series - 2005 WCH1 (Class M4)
2,546	i	People’s Choice Home Loan Securities Trust	LIBOR 1 M + 0.900%	2.918	10/25/34	2,547
		Series - 2004 2 (Class M1)
8,365,500	g	Planet Fitness Master Issuer LLC		4.262	09/05/48	8,552,636
		Series - 2018 1A (Class A2I)
2,211,901	g	Progress Residential Trust		2.768	08/17/34	2,217,779
		Series - 2017 SFR1 (Class A)
677,199	g	Prosper Marketplace Issuance Trust		3.350	10/15/24	679,084
		Series - 2018 2A (Class A)
1,573,100	g	SoFi Professional Loan Program LLC		2.360	12/27/32	1,578,142
		Series - 2016 C (Class A2B)
2,176,546	g	SoFi Professional Loan Program LLC		2.340	04/25/33	2,182,117
		Series - 2016 D (Class A2B)
1,531,155	g	SoFi Professional Loan Program LLC		2.510	08/25/33	1,540,303
		Series - 2015 C (Class A2)
818,000	g	SoFi Professional Loan Program LLC		2.630	07/25/40	822,936
		Series - 2017 C (Class A2B)
1,635,999	g	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes		3.620	10/17/50	1,658,540
		Series - 2018 T1 (Class AT1)
1,100,000		Synchrony Card Issuance Trust		3.380	09/15/24	1,128,268
		Series - 2018 A1 (Class A)
6,699,375	g	Taco Bell Funding LLC		4.318	11/25/48	6,938,945
		Series - 2018 1A (Class A2I)
1,447,034	g	Tax Ease Funding LLC		3.131	06/15/28	1,445,023
		Series - 2016 1A (Class A)
571,883	g	TCF Auto Receivables Owner Trust		1.930	06/15/22	571,175
		Series - 2016 PT1A (Class A)
2,528,000	g	TCF Auto Receivables Owner Trust		2.920	10/17/22	2,542,870
		Series - 2016 PT1A (Class B)
12,173,234	g	TES LLC		4.330	10/20/47	12,405,108
		Series - 2017 1A (Class A)
7,535,774	g	Tesla Auto Lease Trust		3.710	08/20/21	7,657,046
		Series - 2018 B (Class A)
3,000,000		Toyota Auto Receivables Owner		2.050	09/15/22	3,002,872
		Series - 2017 B (Class A4)
1,990,000		Toyota Auto Receivables Owner		3.180	03/15/23	2,026,848
		Series - 2018 D (Class A3)
2,160,283	g	Tricon American Homes Trust		2.716	09/17/34	2,173,903
		Series - 2017 SFR1 (Class A)
10,905,000		Verizon Owner Trust		3.380	04/20/23	11,214,522
		Series - 2018 A (Class B)
9,000,000		Verizon Owner Trust		3.020	09/20/23	9,188,289
		Series - 2019 A (Class B)
279

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$89,663	g	Veros Automobile Receivables Trust		2.840%	04/17/23	$89,656
		Series - 2017 1 (Class A)
		TOTAL ASSET BACKED				201,869,252

OTHER MORTGAGE BACKED - 21.4%
8,935,928	g	1166 Avenue of the Americas Commercial Mortgage Trust II		5.690	10/13/37	9,603,935
		Series - 2005 C6A (Class A1)
5,000,000	g,i	20 Times Square Trust		3.203	05/15/35	5,130,027
		Series - 2018 20TS (Class B)
10,000,000	g,i	20 Times Square Trust		3.203	05/15/35	10,043,169
		Series - 2018 20TS (Class D)
374,732	g,i	ACE Securities Corp Manufactured Housing Trust		6.500	08/15/30	408,548
		Series - 2003 MH1 (Class M1)
213,843	i	Banc of America Funding	LIBOR 1 M + 0.800%	2.844	02/20/35	213,973
		Series - 2005 A (Class 5A3)
3,000,000	g,i	BBCMS Trust		4.427	09/10/28	3,029,571
		Series - 2015 STP (Class C)
1,000,000	g	BBCMS Trust		3.631	09/05/32	1,002,797
		Series - 2013 TYSN (Class D)
2,095,954	i	Bear Stearns ALT-A Trust	LIBOR 1 M + 0.600%	2.618	06/25/34	2,106,734
		Series - 2004 4 (Class A1)
930,570	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 1.230%	3.248	08/25/43	930,504
		Series - 2005 SD1 (Class 1M3)
734,009	g,i	CD Commercial Mortgage Trust		6.417	11/15/44	734,376
		Series - 2007 CD5 (Class E)
7,879,025	g,i	Chase Mortgage Trust		3.750	12/25/45	8,211,068
		Series - 2016 SH2 (Class M2)
66,948		Citicorp Mortgage Securities Trust		5.500	02/25/26	68,021
		Series - 2006 1 (Class 5A1)
2,000,000	g	Citigroup Commercial Mortgage Trust		3.896	05/10/36	2,086,339
		Series - 2019 PRM (Class C)
3,624,631	g,i	COMM Mortgage Trust		3.577	08/10/29	3,654,060
		Series - 2016 GCT (Class D)
3,623,360	g	COMM Mortgage Trust		3.397	03/10/46	3,724,161
		Series - 2013 CR6 (Class B)
2,014,904		COMM Mortgage Trust		4.701	03/10/47	2,150,450
		Series - 2014 UBS2 (Class B)
3,300,000	i	COMM Mortgage Trust		4.703	08/10/47	3,573,382
		Series - 2014 CR19 (Class B)
2,000,000	g,i	COMM Mortgage Trust		4.906	08/10/47	1,997,793
		Series - 2014 CR19 (Class D)
2,500,000	i	COMM Mortgage Trust		4.254	03/10/48	2,656,825
		Series - 2015 CR22 (Class C)
500,000	g,i	COMM Mortgage Trust		3.807	05/10/48	502,610
		Series - 2015 CR23 (Class CMB)
7,550,000	g,i	COMM Mortgage Trust		3.807	05/10/48	7,562,416
		Series - 2015 CR23 (Class CMD)
5,500,000	i	COMM Mortgage Trust		3.463	08/10/48	5,158,185
		Series - 2015 CR24 (Class D)
3,970,000	i	COMM Mortgage Trust		4.695	08/10/48	4,303,101
		Series - 2015 CR25 (Class B)
1,000,000	i	COMM Mortgage Trust		4.715	08/10/50	1,085,199
		Series - 2013 CR11 (Class AM)
280

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,000,000	g,i	Commercial Mortgage Lease-Backed Certificates		8.054%	06/20/31	$1,055,180
		Series - 2001 CMLB (Class C)
1,922,563	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	4.618	05/25/24	2,004,579
		Series - 2014 C02 (Class 1M2)
3,172,286	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	5.018	07/25/24	3,330,692
		Series - 2014 C03 (Class 1M2)
546,556	i	Connecticut Avenue Securities	LIBOR 1 M + 2.000%	4.018	10/25/28	548,154
		Series - 2016 C03 (Class 1M1)
1,650,671	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	3.468	01/25/29	1,653,301
		Series - 2016 C04 (Class 1M1)
3,183,878	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	2.165	07/25/29	3,190,387
		Series - 2017 C01 (Class 1M1)
3,067,867	i	Connecticut Avenue Securities	LIBOR 1 M + 1.150%	3.168	09/25/29	3,072,650
		Series - 2017 C02 (Class 2M1)
8,574,536	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	2.968	10/25/29	8,588,251
		Series - 2017 C03 (Class 1M1)
3,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.650%	4.668	02/25/30	3,067,633
		Series - 2017 C06 (Class 1M2)
7,040,628	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	2.618	07/25/30	7,037,828
		Series - 2018 C01 (Class 1M1)
3,605,954	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	2.698	10/25/30	3,606,461
		Series - 2018 C03 (Class 1M1)
7,785,000	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	2.868	10/25/30	7,800,061
		Series - 2018 C03 (Class 1EA2)
1,114,502	i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	2.768	12/25/30	1,114,921
		Series - 2018 C04 (Class 2M1)
5,297,398	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	2.868	08/25/31	5,301,837
		Series - 2019 R02 (Class 1M1)
3,503,049	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	2.768	09/25/31	3,504,192
		Series - 2019 R03 (Class 1M1)
2,825,000	g	Credit Suisse Commercial Mortgage Trust		3.304	09/15/37	2,890,548
		Series - 2014 USA (Class A1)
12,000,000	g,i	Credit Suisse Commercial Mortgage Trust		5.897	01/15/49	14,856,876
		Series - 2007 C2 (Class C)
235,361		Credit Suisse First Boston Mortgage Securities Corp		5.750	09/25/33	247,706
		Series - 2003 23 (Class 3A4)
2,089,289	g,i	Credit Suisse Mortgage Trust		3.500	10/25/47	2,125,665
		Series - 2017 HL2 (Class A3)
3,800,000	g,i	DBUBS Mortgage Trust		5.714	07/10/44	3,976,609
		Series - 2011 LC2A (Class C)
3,900,000	g,i	DBUBS Mortgage Trust		5.714	07/10/44	4,063,649
		Series - 2011 LC2A (Class D)
3,130,000	g,i	DBUBS Mortgage Trust		5.885	11/10/46	3,237,170
		Series - 2011 LC1A (Class C)
1,120,000	g,i	DBUBS Mortgage Trust		5.885	11/10/46	1,160,895
		Series - 2011 LC1A (Class D)
3,000,000	g,i	DBUBS Mortgage Trust		5.885	11/10/46	3,108,023
		Series - 2011 LC1A (Class E)
284,265		Deutsche Mortgage Securities, Inc Mortgage Loan Trust (Step Bond)		5.440	07/25/34	286,525
		Series - 2004 5 (Class A5B)
281

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,399,998	g,i	Flagstar Mortgage Trust		3.500%	10/25/47	$2,438,905
		Series - 2017 2 (Class A5)
1,386,237	g,i	Flagstar Mortgage Trust		4.000	07/25/48	1,390,862
		Series - 2018 4 (Class A4)
1,299,283	g,i	Galton Funding Mortgage Trust		4.500	10/25/58	1,329,360
		Series - 2018 2 (Class A41)
2,000,000	g,i	GS Mortgage Securities Corp II		3.550	12/10/27	1,997,580
		Series - 2013 KING (Class D)
1,050,000	g	GS Mortgage Securities Corp II		3.419	10/10/32	1,083,725
		Series - 2017 SLP (Class A)
526,000	g	GS Mortgage Securities Corp II		3.772	10/10/32	543,627
		Series - 2017 SLP (Class B)
3,000,000	g	GS Mortgage Securities Corp II		2.954	11/05/34	3,072,167
		Series - 2012 BWTR (Class A)
2,598,000	g,i	GS Mortgage Securities Corp II		4.541	02/10/46	2,628,479
		Series - 2013 GC10 (Class D)
4,055,000	g	GS Mortgage Securities Trust		2.994	11/10/29	4,064,762
		Series - 2016 GS4 (Class 225B)
4,500,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.090%	3.118	10/15/31	4,498,669
		Series - 2018 HART (Class A)
132,367	g	GS Mortgage Securities Trust		3.679	08/10/43	132,445
		Series - 2010 C1 (Class A1)
1,000,000	g,i	GS Mortgage Securities Trust		5.353	12/10/43	1,030,145
		Series - 2010 C2 (Class B)
2,750,000	g,i	GS Mortgage Securities Trust		3.668	07/10/52	2,873,008
		Series - 2019 GC40 (Class DBC)
469,034		IMC Home Equity Loan Trust (Step Bond)		6.720	08/20/29	486,269
		Series - 1998 3 (Class A7)
131,342	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.678	03/25/35	131,489
		Series - 2004 11 (Class 2A1)
2,605,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		3.735	01/05/31	2,722,788
		Series - 2018 BCON (Class A)
600,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.021	07/05/32	621,678
		Series - 2012 HSBC (Class C)
196,058	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		4.506	01/12/39	198,356
		Series - 2004 CB8 (Class H)
3,032,699	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.070	11/15/43	3,057,835
		Series - 2010 C2 (Class A3)
5,843,000	i	JP Morgan Chase Commercial Mortgage Securities Trust		4.201	01/15/46	6,117,158
		Series - 2013 C13 (Class C)
1,840,645	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.717	02/15/46	1,886,530
		Series - 2011 C3 (Class A4)
2,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.013	02/15/46	2,052,921
		Series - 2011 C3 (Class B)
6,170,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.360	02/15/46	6,253,935
		Series - 2011 C3 (Class C)

282

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$9,037,359	g,i	JP Morgan Mortgage Trust	3.500%	01/25/47	$9,161,270
		Series - 2017 1 (Class A3)
8,179,758	g,i	JP Morgan Mortgage Trust	3.500	08/25/47	8,271,461
		Series - 2017 3 (Class 1A5)
7,676,691	g,i	JP Morgan Mortgage Trust	3.500	06/25/48	7,771,966
		Series - 2018 1 (Class A5)
712,895	g,i	JP Morgan Mortgage Trust	4.000	02/25/49	715,753
		Series - 2018 9 (Class A5)
10,145,476	g,i	JP Morgan Mortgage Trust	4.000	02/25/49	10,152,325
		Series - 2018 9 (Class A15)
493,483		JPMBB Commercial Mortgage Securities Trust	3.657	09/15/47	510,629
		Series - 2014 C23 (Class ASB)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.709	09/15/47	1,049,655
		Series - 2014 C22 (Class B)
4,544,952	g,i	LB-UBS Commercial Mortgage Trust	5.964	12/15/39	4,544,549
		Series - 2004 C8 (Class H)
8,000,000	g	MMAF Equipment Finance LLC	2.010	12/12/24	7,997,931
		Series - 2019 B (Class A3)
1,926,539	g	Morgan Stanley Bank of America Merrill Lynch Trust	3.989	12/15/46	2,044,828
		Series - 2014 C19 (Class LNC1)
171,842	i	Morgan Stanley Capital I Trust	6.394	10/15/42	171,877
		Series - 2006 IQ11 (Class AJ)
4,214,000	g,i	Morgan Stanley Capital I Trust	5.898	06/12/47	4,267,187
		Series - 2005 T19 (Class F)
1,500,000	g	Morgan Stanley Capital I Trust	4.193	09/15/47	1,529,666
		Series - 2011 C1 (Class F)
104,294		Morgan Stanley Capital I Trust	4.860	07/15/56	104,293
		Series - 2005 IQ9 (Class B)
1,250,000		Morgan Stanley Capital I Trust	5.000	07/15/56	1,245,269
		Series - 2005 IQ9 (Class D)
615,688	g,i	Morgan Stanley Dean Witter Capital I Trust	7.587	07/15/33	643,394
		Series - 2001 TOP3 (Class E)
3,500,000	g,i	Natixis Commercial Mortgage Securities Trust	3.917	11/15/32	3,607,391
		Series - 2018 285M (Class C)
1,224,728	g,i	New Residential Mortgage Loan Trust	3.750	05/28/52	1,262,280
		Series - 2015 1A (Class A3)
1,236,143	g,i	New Residential Mortgage Loan Trust	3.750	05/25/54	1,256,936
		Series - 2014 2A (Class A3)
715,459	g,i	New Residential Mortgage Loan Trust	3.750	11/25/54	739,768
		Series - 2014 3A (Class AFX3)
1,329,185	g,i	New Residential Mortgage Loan Trust	3.750	03/25/56	1,369,062
		Series - 2016 1A (Class A1)
1,564,061	g,i	New Residential Mortgage Loan Trust	4.000	02/25/57	1,624,395
		Series - 2017 1A (Class A1)
2,018,052	g,i	New Residential Mortgage Loan Trust	4.000	12/25/57	2,093,041
		Series - 2018 1A (Class A1A)
1,679,726	g,i	New Residential Mortgage Loan Trust	4.750	12/25/57	1,762,321
		Series - 2018 5A (Class A1)
1,586,040	g,i	Onslow Bay Financial LLC	4.500	04/25/48	1,606,150
		Series - 2018 EXP1 (Class 1A6)

283

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,349,909	i	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates	LIBOR 1 M + 0.675%	2.693%	04/25/35	$1,354,648
		Series - 2005 2 (Class M2)
2,000,000	g	RBS Commercial Funding, Inc Trust		3.511	03/11/31	2,023,030
		Series - 2013 SMV (Class B)
2,256,198	g	Sequoia Mortgage Trust		4.000	12/25/43	2,314,453
		Series - 2013 12 (Class A1)
10,471,894	g,i	Sequoia Mortgage Trust		3.500	06/25/46	10,634,340
		Series - 2016 1 (Class A10)
267,896	g,i	Sequoia Mortgage Trust		3.500	02/25/47	271,911
		Series - 2017 1 (Class A4)
632,887	g,i	Sequoia Mortgage Trust		3.500	02/25/47	644,729
		Series - 2017 2 (Class A4)
5,104,741	g,i	Sequoia Mortgage Trust		3.500	02/25/47	5,145,342
		Series - 2017 2 (Class A10)
10,394,020	g,i	Sequoia Mortgage Trust		3.500	04/25/47	10,562,517
		Series - 2017 3 (Class A4)
4,634,261	g,i	Sequoia Mortgage Trust		3.500	07/25/47	4,715,180
		Series - 2017 4 (Class A4)
1,429,516	g,i	Sequoia Mortgage Trust		3.500	08/25/47	1,456,264
		Series - 2017 5 (Class A4)
11,518,869	g,i	Sequoia Mortgage Trust		3.500	09/25/47	11,712,512
		Series - 2017 6 (Class A4)
14,241,024	g,i	Sequoia Mortgage Trust		3.500	02/25/48	14,426,653
		Series - 2018 2 (Class A4)
35,570,246	g,i	Sequoia Mortgage Trust		3.500	03/25/48	36,102,413
		Series - 2018 3 (Class A4)
7,401,723	g,i	Sequoia Mortgage Trust		4.000	02/25/49	7,463,306
		Series - 2019 1 (Class A4)
5,428,920	g,i	Shellpoint Co-Originator Trust		3.500	04/25/47	5,510,142
		Series - 2017 1 (Class A4)
932,422	g,i	Shellpoint Co-Originator Trust		3.500	10/25/47	961,674
		Series - 2017 2 (Class A4)
1,646,846	i	Structured Adjustable Rate Mortgage Loan Trust	LIBOR 1 M + 0.370%	2.388	07/25/34	1,676,781
		Series - 2004 9XS (Class A)
1,603,988	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.600%	4.618	12/25/27	1,611,630
		Series - 2015 DNA2 (Class M2)
2,339,270	i	STACR	LIBOR 1 M + 1.300%	3.318	03/25/29	2,345,372
		Series - 2016 DNA4 (Class M2)
1,622,286	i	STACR	LIBOR 1 M + 1.300%	3.318	04/25/29	1,627,994
		Series - 2016 HQA4 (Class M2)
5,841,257	i	STACR	LIBOR 1 M + 1.200%	3.218	07/25/29	5,854,395
		Series - 2017 DNA1 (Class M1)
12,782,922	i	STACR	LIBOR 1 M + 1.200%	3.218	10/25/29	12,824,652
		Series - 2017 DNA2 (Class M1)
2,935,148	i	STACR	LIBOR 1 M + 0.800%	1.959	12/25/29	2,935,886
		Series - 2017 HQA2 (Class M1)
13,304,755	i	STACR	LIBOR 1 M + 0.750%	2.768	03/25/30	13,306,017
		Series - 2017 DNA3 (Class M1)
2,004,491	i	STACR	LIBOR 1 M + 0.450%	2.468	07/25/30	2,001,610
		Series - 2018 DNA1 (Class M1)
2,279,665	g,i	STACR		3.740	02/25/48	2,294,304
		Series - 2018 SPI1 (Class M1)
284

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$943,613	g,i	STACR	4.160%	08/25/48	$950,664
		Series - 2018 SPI3 (Class M1)
445,665	g,i	STACR	4.459	11/25/48	445,278
		Series - 2018 SPI4 (Class M1)
2,157,145	g,i	Verus Securitization Trust	4.108	10/25/58	2,180,893
		Series - 2018 3 (Class A1)
4,065,000	g	VNDO Mortgage Trust	3.808	12/13/29	4,119,695
		Series - 2013 PENN (Class A)
2,460,000	g,i	VNDO Mortgage Trust	4.079	12/13/29	2,494,538
		Series - 2013 PENN (Class B)
300,000	g,i	VNDO Mortgage Trust	4.079	12/13/29	303,189
		Series - 2013 PENN (Class C)
2,750,000	i	Wachovia Bank Commercial Mortgage Trust	6.361	05/15/46	2,784,789
		Series - 2007 C34 (Class C)
1,201,566	i	Wachovia Bank Commercial Mortgage Trust	5.748	04/15/47	1,202,155
		Series - 2007 C31 (Class F)
3,728,000		Wells Fargo Commercial Mortgage Trust	3.539	10/15/45	3,855,392
		Series - 2012 LC5 (Class AS)
5,864	i	Wells Fargo Mortgage Backed Securities Trust	4.968	03/25/35	6,033
		Series - 2005 AR16 (Class 3A2)
2,000,000	g	WFRBS Commercial Mortgage Trust	4.375	03/15/44	2,051,988
		Series - 2011 C3 (Class A4)
4,500,000	i	WFRBS Commercial Mortgage Trust	3.714	03/15/45	4,670,365
		Series - 2013 C11 (Class B)
2,500,000	i	WFRBS Commercial Mortgage Trust	4.204	11/15/47	2,605,620
		Series - 2014 C24 (Class B)
		TOTAL OTHER MORTGAGE BACKED			486,331,481

		TOTAL STRUCTURED ASSETS			688,200,733
		(Cost $682,192,683)

		TOTAL BONDS			2,182,360,719
		(Cost $2,162,876,013)

SHORT-TERM INVESTMENTS - 2.9%

GOVERNMENT AGENCY DEBT - 0.3%
5,760,000		Federal Home Loan Bank (FHLB)	1.600	10/02/19	5,759,699
		TOTAL GOVERNMENT AGENCY DEBT			5,759,699

TREASURY DEBT - 2.6%
19,450,000		United States Treasury Bill	1.830-1.854	10/01/19	19,450,000
15,090,000		United States Treasury Bill	1.852	10/22/19	15,074,097
25,000,000		United States Treasury Bill	2.133	12/12/19	24,910,938
		TOTAL TREASURY DEBT			59,435,035

		TOTAL SHORT-TERM INVESTMENTS			65,194,734
		(Cost $65,177,184)
285

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
	TOTAL INVESTMENTS - 101.1%			$2,293,685,304
(Cost $2,274,128,020)
	OTHER ASSETS & LIABILITIES, NET - (1.1)%			(25,764,918)
	NET ASSETS - 100.0%			$2,267,920,386

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust
W	Week

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2019, the aggregate value of these securities was $901,408,441 or 39.7% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Futures contracts outstanding as of September 30, 2019 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10 Year Note (CBT)	(191)	12/19/19	$(24,992,169)	$(24,889,688)	$102,481
US 5 Year Note (CBT)	(510)	12/31/19	(60,935,751)	(60,765,703)	170,048
Total	(701)		$(85,927,920)	$(85,655,391)	$272,529
286

TIAA-CREF FUNDS - Short-Term Bond Index Fund

TIAA-CREF FUNDS

SHORT-TERM BOND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2019

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 99.4%

CORPORATE BONDS - 25.0%

AUTOMOBILES & COMPONENTS - 0.1%
$200,000	Honeywell International, Inc	1.850%	11/01/21	$199,910
250,000	Honeywell International, Inc	2.150	08/08/22	252,060
100,000	Toyota Motor Corp	3.183	07/20/21	102,205
250,000	Toyota Motor Corp	2.157	07/02/22	251,736
	TOTAL AUTOMOBILES & COMPONENTS			805,911

BANKS - 6.7%
200,000	Bank of America Corp	2.151	11/09/20	200,020
300,000	Bank of America Corp	5.875	01/05/21	313,765
250,000	Bank of America Corp	2.369	07/21/21	250,419
400,000	Bank of America Corp	2.328	10/01/21	400,440
300,000	Bank of America Corp	2.738	01/23/22	301,734
300,000	Bank of America Corp	3.499	05/17/22	305,942
500,000	Bank of America Corp	2.881	04/24/23	507,528
250,000	Bank of America NA	3.335	01/25/23	256,611
100,000	Bank of Nova Scotia	2.150	07/14/20	100,130
100,000	Bank of Nova Scotia	2.500	01/08/21	100,581
298,000	Bank of Nova Scotia	2.450	03/22/21	300,096
200,000	Bank of Nova Scotia	3.125	04/20/21	203,286
300,000	Bank of Nova Scotia	2.700	03/07/22	305,247
150,000	Bank of Nova Scotia	2.375	01/18/23	151,312
200,000	Barclays Bank plc	2.650	01/11/21	200,558
200,000	Barclays plc	3.250	01/12/21	201,458
850,000	Barclays plc	4.610	02/15/23	883,040
100,000	BB&T Corp	2.150	02/01/21	100,162
100,000	BB&T Corp	3.200	09/03/21	102,066
300,000	BB&T Corp	2.750	04/01/22	304,459
200,000	BB&T Corp	3.050	06/20/22	204,800
250,000	BB&T Corp	2.200	03/16/23	249,746
300,000	BPCE S.A.	2.650	02/03/21	301,596
250,000	Branch Banking & Trust Co	2.250	06/01/20	250,291
100,000	Canadian Imperial Bank of Commerce	2.100	10/05/20	100,119
150,000	Canadian Imperial Bank of Commerce	2.700	02/02/21	151,423
200,000	Canadian Imperial Bank of Commerce	2.606	07/22/23	201,160
300,000	Capital One Bank USA NA	2.950	07/23/21	303,912
350,000	Capital One NA	2.150	09/06/22	349,703
250,000	CitiBank NA	2.100	06/12/20	250,079
100,000	CitiBank NA	2.125	10/20/20	100,091
500,000	CitiBank NA	2.850	02/12/21	505,719
250,000	CitiBank NA	3.400	07/23/21	256,068
500,000	CitiBank NA	3.165	02/19/22	506,724
500,000	CitiBank NA	2.844	05/20/22	505,125
200,000	Citigroup, Inc	2.700	03/30/21	201,939
287

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$500,000		Citigroup, Inc		2.750%	04/25/22	$507,459
750,000	i	Citigroup, Inc	LIBOR 3 M + 0.950%	2.876	07/24/23	760,203
250,000		Citizens Bank NA		2.250	10/30/20	250,531
250,000		Citizens Bank NA		3.250	02/14/22	256,090
200,000		Comerica, Inc		2.500	06/02/20	200,527
295,000		Commonwealth Bank of Australia		2.550	03/15/21	297,142
250,000		Compass Bank		3.500	06/11/21	254,127
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		3.875	02/08/22	521,106
300,000		Cooperatieve Rabobank UA		2.500	01/19/21	301,720
250,000		Cooperatieve Rabobank UA		3.125	04/26/21	254,289
250,000		Discover Bank		3.100	06/04/20	251,352
200,000		Fifth Third Bank		2.200	10/30/20	200,369
500,000		Fifth Third Bank		2.250	06/14/21	501,584
200,000		Fifth Third Bank		3.350	07/26/21	204,067
100,000		Goldman Sachs Bank USA		3.200	06/05/20	100,763
1,000,000		HSBC Holdings plc		2.950	05/25/21	1,010,267
350,000		HSBC Holdings plc		4.000	03/30/22	365,205
500,000		HSBC Holdings plc		3.262	03/13/23	508,675
200,000		HSBC USA, Inc		2.750	08/07/20	201,155
250,000		Huntington National Bank		3.250	05/14/21	254,212
250,000		Huntington National Bank		3.125	04/01/22	256,009
200,000		ING Groep NV		3.150	03/29/22	204,513
700,000		JPMorgan Chase & Co		2.550	10/29/20	703,604
1,000,000		JPMorgan Chase & Co		2.400	06/07/21	1,005,730
200,000		JPMorgan Chase & Co		3.514	06/18/22	204,690
1,450,000		JPMorgan Chase & Co		3.207	04/01/23	1,484,489
250,000		JPMorgan Chase & Co		2.776	04/25/23	253,588
250,000		KeyBank NA		3.300	02/01/22	257,130
250,000		KeyBank NA		3.375	03/07/23	259,947
100,000		Lloyds Bank plc		2.700	08/17/20	100,707
500,000		Lloyds Bank plc		3.300	05/07/21	508,613
500,000		Lloyds Bank plc		2.250	08/14/22	499,484
200,000		Lloyds Banking Group plc		2.858	03/17/23	200,645
250,000		Manufacturers & Traders Trust Co		2.050	08/17/20	250,151
100,000		Mitsubishi UFJ Financial Group, Inc		3.535	07/26/21	102,244
300,000		Mitsubishi UFJ Financial Group, Inc		2.998	02/22/22	305,226
300,000		Mitsubishi UFJ Financial Group, Inc		3.218	03/07/22	306,939
500,000		Mitsubishi UFJ Financial Group, Inc		2.623	07/18/22	504,018
300,000		Mizuho Financial Group, Inc		2.953	02/28/22	304,290
200,000		Mizuho Financial Group, Inc		2.721	07/16/23	201,660
250,000		MUFG Union Bank NA		3.150	04/01/22	256,162
250,000		National Australia Bank Ltd		2.500	01/12/21	251,424
250,000		National Australia Bank Ltd		3.375	09/20/21	256,068
250,000		National Australia Bank Ltd		3.700	11/04/21	258,472
250,000		National Bank of Canada		2.200	11/02/20	250,595
200,000		Northern Trust Corp		2.375	08/02/22	202,135
250,000		PNC Bank NA		2.450	11/05/20	251,118
250,000		PNC Bank NA		2.500	01/22/21	251,544
500,000		PNC Bank NA		2.625	02/17/22	506,927
250,000		PNC Bank NA		2.232	07/22/22	250,242
250,000		Regions Bank		2.750	04/01/21	251,635
250,000		Regions Bank		3.374	08/13/21	252,181
300,000		Royal Bank of Canada		2.150	10/26/20	300,527
288

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Royal Bank of Canada	3.200%	04/30/21	$305,634
500,000	Royal Bank of Canada	2.750	02/01/22	509,009
100,000	Royal Bank of Canada	2.800	04/29/22	101,866
300,000	Royal Bank of Scotland Group plc	3.498	05/15/23	304,003
150,000	Santander Holdings USA, Inc	4.450	12/03/21	156,664
200,000	Santander UK Group Holdings plc	2.875	10/16/20	200,635
200,000	Santander UK plc	2.125	11/03/20	199,890
200,000	Santander UK plc	2.500	01/05/21	200,248
200,000	Santander UK plc	3.400	06/01/21	203,463
200,000	Santander UK plc	3.750	11/15/21	206,469
300,000	Skandinaviska Enskilda Banken AB	2.800	03/11/22	304,009
250,000	Sumitomo Mitsui Banking Corp	2.650	07/23/20	251,053
800,000	Sumitomo Mitsui Financial Group, Inc	2.784	07/12/22	811,909
100,000	SunTrust Bank	3.525	10/26/21	101,403
250,000	SunTrust Bank	2.800	05/17/22	254,662
200,000	SunTrust Bank	3.502	08/02/22	204,416
250,000	Svenska Handelsbanken AB	1.950	09/08/20	249,861
250,000	Svenska Handelsbanken AB	3.350	05/24/21	255,025
300,000	Svenska Handelsbanken AB	1.875	09/07/21	298,738
250,000	Synchrony Bank	3.650	05/24/21	254,795
250,000	Toronto-Dominion Bank	3.000	06/11/20	251,766
100,000	Toronto-Dominion Bank	1.850	09/11/20	99,920
150,000	Toronto-Dominion Bank	3.150	09/17/20	151,681
300,000	Toronto-Dominion Bank	2.500	12/14/20	302,008
100,000	Toronto-Dominion Bank	2.550	01/25/21	100,754
250,000	Toronto-Dominion Bank	3.250	06/11/21	255,247
500,000	US Bancorp	2.625	01/24/22	506,292
800,000	US Bancorp	2.950	07/15/22	818,987
250,000	US Bank NA	3.050	07/24/20	251,915
850,000	Wells Fargo Bank NA	2.600	01/15/21	856,019
250,000	Wells Fargo Bank NA	3.325	07/23/21	252,268
250,000	Wells Fargo Bank NA	3.625	10/22/21	257,222
350,000	Wells Fargo Bank NA	2.897	05/27/22	353,930
500,000	Wells Fargo Bank NA	2.082	09/09/22	498,808
100,000	Westpac Banking Corp	3.050	05/15/20	100,647
300,000	Westpac Banking Corp	2.300	05/26/20	300,548
100,000	Westpac Banking Corp	2.650	01/25/21	100,761
350,000	Westpac Banking Corp	2.500	06/28/22	354,518
300,000	Zions Bancorp NA	3.500	08/27/21	306,540
250,000	Zions Bancorp NA	3.350	03/04/22	255,928
	TOTAL BANKS			40,330,410

CAPITAL GOODS - 1.1%
100,000	Air Lease Corp	2.500	03/01/21	100,292
100,000	Air Lease Corp	3.500	01/15/22	102,566
350,000	Air Lease Corp	2.250	01/15/23	347,280
250,000	Aircastle Ltd	5.125	03/15/21	259,113
300,000	Applied Materials, Inc	4.300	06/15/21	311,900
100,000	Caterpillar Financial Services Corp	1.850	09/04/20	99,855
100,000	Caterpillar Financial Services Corp	3.350	12/07/20	101,424
100,000	Caterpillar Financial Services Corp	2.900	03/15/21	101,302
250,000	Caterpillar Financial Services Corp	2.650	05/17/21	252,701
289

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Caterpillar Financial Services Corp	3.150%	09/07/21	$204,138
150,000	Caterpillar Financial Services Corp	2.950	02/26/22	153,538
750,000	Caterpillar Financial Services Corp	1.900	09/06/22	749,040
200,000	CNH Industrial Capital LLC	3.875	10/15/21	205,184
200,000	Fortive Corp	2.350	06/15/21	200,289
200,000	General Dynamics Corp	3.000	05/11/21	203,496
200,000	General Electric Co	2.700	10/09/22	200,518
100,000	Ingersoll-Rand Global Holding Co Ltd	2.900	02/21/21	100,814
100,000	John Deere Capital Corp	2.350	01/08/21	100,539
500,000	John Deere Capital Corp	2.550	01/08/21	503,477
100,000	John Deere Capital Corp	2.875	03/12/21	101,293
200,000	John Deere Capital Corp	2.300	06/07/21	201,185
100,000	John Deere Capital Corp	3.125	09/10/21	102,274
100,000	John Deere Capital Corp	3.200	01/10/22	102,786
100,000	John Deere Capital Corp	2.950	04/01/22	102,487
100,000	John Deere Capital Corp	1.950	06/13/22	100,023
250,000	Lockheed Martin Corp	2.500	11/23/20	251,097
200,000	Northrop Grumman Corp	2.080	10/15/20	200,065
175,000	Raytheon Co	3.125	10/15/20	177,115
200,000	Rockwell Collins, Inc	2.800	03/15/22	203,295
100,000	Roper Technologies, Inc	3.000	12/15/20	100,880
125,000	United Technologies Corp	3.350	08/16/21	128,224
200,000	United Technologies Corp	2.300	05/04/22	201,392
300,000	United Technologies Corp	3.100	06/01/22	308,854
	TOTAL CAPITAL GOODS			6,578,436

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
100,000	eBay, Inc	2.150	06/05/20	100,030
200,000	eBay, Inc	2.875	08/01/21	202,134
200,000	eBay, Inc	3.800	03/09/22	207,182
100,000	Equifax, Inc	3.600	08/15/21	101,909
100,000	Moody’s Corp	3.250	06/07/21	102,007
200,000	Republic Services, Inc	5.250	11/15/21	212,881
400,000	Visa, Inc	2.200	12/14/20	401,537
300,000	Visa, Inc	2.800	12/14/22	308,647
150,000	Waste Management, Inc	4.600	03/01/21	154,359
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,790,686

CONSUMER DURABLES & APPAREL - 0.0%
100,000	DR Horton, Inc	2.550	12/01/20	100,294
	TOTAL CONSUMER DURABLES & APPAREL			100,294

CONSUMER SERVICES - 0.2%
250,000	GLP Capital LP	4.375	04/15/21	255,495
250,000	Marriott International, Inc	3.125	10/15/21	253,016
550,000	McDonald’s Corp	2.750	12/09/20	554,362
100,000	Starbucks Corp	2.200	11/22/20	100,145
200,000	Starbucks Corp	3.100	03/01/23	206,828
	TOTAL CONSUMER SERVICES			1,369,846

DIVERSIFIED FINANCIALS - 4.8%
300,000	AerCap Ireland Capital DAC	4.250	07/01/20	304,119
290

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	AerCap Ireland Capital DAC	5.000%	10/01/21	$210,280
150,000	AerCap Ireland Capital DAC	4.450	12/16/21	155,968
300,000	AerCap Ireland Capital DAC	3.950	02/01/22	309,874
100,000	American Express Co	2.200	10/30/20	100,147
125,000	American Express Co	3.000	02/22/21	126,607
300,000	American Express Co	3.375	05/17/21	306,000
200,000	American Express Co	3.700	11/05/21	206,497
750,000	American Express Co	2.750	05/20/22	761,659
300,000	American Express Credit Corp	2.200	03/03/20	300,048
100,000	American Honda Finance Corp	3.000	06/16/20	100,645
100,000	American Honda Finance Corp	1.950	07/20/20	99,942
100,000	American Honda Finance Corp	3.150	01/08/21	101,555
100,000	American Honda Finance Corp	2.650	02/12/21	100,970
200,000	American Honda Finance Corp	3.375	12/10/21	205,599
250,000	American Honda Finance Corp	2.200	06/27/22	251,485
100,000	Ameriprise Financial, Inc	3.000	03/22/22	101,858
250,000	Australia & New Zealand Banking Group Ltd	2.250	11/09/20	250,658
250,000	Australia & New Zealand Banking Group Ltd	3.300	05/17/21	255,140
300,000	Australia & New Zealand Banking Group Ltd	2.625	05/19/22	305,262
100,000	Bank of Montreal	2.100	12/12/19	100,008
100,000	Bank of Montreal	2.100	06/15/20	100,077
100,000	Bank of Montreal	3.100	07/13/20	100,861
125,000	Bank of Montreal	3.100	04/13/21	127,130
500,000	Bank of Montreal	2.900	03/26/22	509,733
300,000	Bank of New York Mellon Corp	2.500	04/15/21	302,258
300,000	Bank of New York Mellon Corp	2.600	02/07/22	304,143
100,000	Bank of New York Mellon Corp	1.950	08/23/22	100,002
500,000	Bank of New York Mellon Corp	2.661	05/16/23	506,800
200,000	Berkshire Hathaway, Inc	2.200	03/15/21	201,033
250,000	BNP Paribas S.A.	5.000	01/15/21	259,374
400,000	Capital One Financial Corp	2.400	10/30/20	401,132
100,000	Capital One Financial Corp	3.450	04/30/21	101,808
200,000	Charles Schwab Corp	3.250	05/21/21	204,119
651,000	Credit Suisse Group Funding Guernsey Ltd	3.125	12/10/20	657,089
250,000	Credit Suisse Group Funding Guernsey Ltd	3.450	04/16/21	254,111
100,000	Deutsche Bank AG.	2.700	07/13/20	99,794
200,000	Deutsche Bank AG.	3.125	01/13/21	200,090
300,000	Deutsche Bank AG.	3.150	01/22/21	299,322
650,000	Deutsche Bank AG.	4.250	02/04/21	656,350
150,000	Deutsche Bank AG.	5.000	02/14/22	155,324
200,000	Ford Motor Credit Co LLC	2.681	01/09/20	199,986
375,000	Ford Motor Credit Co LLC	2.425	06/12/20	374,062
200,000	Ford Motor Credit Co LLC	2.343	11/02/20	198,823
200,000	Ford Motor Credit Co LLC	5.085	01/07/21	205,096
300,000	Ford Motor Credit Co LLC	3.200	01/15/21	300,394
200,000	Ford Motor Credit Co LLC	3.470	04/05/21	200,999
300,000	Ford Motor Credit Co LLC	3.813	10/12/21	304,041
200,000	Ford Motor Credit Co LLC	5.596	01/07/22	210,131
200,000	Ford Motor Credit Co LLC	3.350	11/01/22	200,216
500,000	GE Capital International Funding Co	2.342	11/15/20	498,783
500,000	General Electric Capital Corp	4.625	01/07/21	512,982
300,000	General Electric Capital Corp	4.650	10/17/21	312,021
291

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	General Motors Financial Co, Inc	2.650%	04/13/20	$300,396
100,000	General Motors Financial Co, Inc	2.450	11/06/20	99,950
300,000	General Motors Financial Co, Inc	4.200	03/01/21	306,463
400,000	General Motors Financial Co, Inc	3.550	04/09/21	405,814
250,000	General Motors Financial Co, Inc	4.200	11/06/21	257,911
650,000	General Motors Financial Co, Inc	3.550	07/08/22	663,971
700,000	Goldman Sachs Group, Inc	2.300	12/13/19	700,074
200,000	Goldman Sachs Group, Inc	2.600	12/27/20	200,241
300,000	Goldman Sachs Group, Inc	2.875	02/25/21	302,664
1,000,000	Goldman Sachs Group, Inc	5.750	01/24/22	1,077,423
250,000	Goldman Sachs Group, Inc	3.000	04/26/22	252,780
500,000	Goldman Sachs Group, Inc	2.876	10/31/22	505,790
500,000	Goldman Sachs Group, Inc	2.905	07/24/23	507,046
150,000	IBM Credit LLC	3.450	11/30/20	152,575
250,000	IBM Credit LLC	2.650	02/05/21	252,230
150,000	IBM Credit LLC	3.600	11/30/21	154,997
300,000	Intercontinental Exchange, Inc	2.750	12/01/20	302,299
300,000	International Lease Finance Corp	5.875	08/15/22	328,695
750,000	Landwirtschaftliche Rentenbank	1.750	09/24/21	750,273
750,000	Morgan Stanley	2.800	06/16/20	753,787
800,000	Morgan Stanley	5.500	07/28/21	848,614
500,000	Morgan Stanley	2.750	05/19/22	507,193
200,000	National Rural Utilities Cooperative Finance Corp	2.400	04/25/22	201,957
250,000	Oesterreichische Kontrollbank AG.	1.500	10/21/20	249,021
125,000	Oesterreichische Kontrollbank AG.	2.875	09/07/21	127,688
250,000	Oesterreichische Kontrollbank AG.	2.625	01/31/22	255,226
300,000	Oesterreichische Kontrollbank AG.	1.625	09/17/22	299,600
100,000	PACCAR Financial Corp	3.150	08/09/21	102,064
100,000	PACCAR Financial Corp	2.850	03/01/22	101,875
100,000	PACCAR Financial Corp	2.650	05/10/22	101,565
200,000	PACCAR Financial Corp	2.000	09/26/22	200,276
300,000	State Street Corp	2.550	08/18/20	301,414
300,000	State Street Corp	2.653	05/15/23	304,890
100,000	Synchrony Financial	2.850	07/25/22	100,881
100,000	Toyota Motor Credit Corp	3.050	01/08/21	101,499
200,000	Toyota Motor Credit Corp	2.950	04/13/21	203,220
200,000	Toyota Motor Credit Corp	3.400	09/15/21	205,897
250,000	Toyota Motor Credit Corp	2.600	01/11/22	253,964
250,000	Toyota Motor Credit Corp	2.650	04/12/22	254,556
200,000	Unilever Capital Corp	2.750	03/22/21	202,292
100,000	Unilever Capital Corp	3.000	03/07/22	102,524
900,000	Wells Fargo & Co	2.600	07/22/20	904,240
300,000	Wells Fargo & Co	3.000	01/22/21	303,290
350,000	Wells Fargo & Co	2.625	07/22/22	353,894
	TOTAL DIVERSIFIED FINANCIALS			28,575,424

ENERGY - 1.6%
500,000	BP Capital Markets America, Inc	3.245	05/06/22	514,857
400,000	BP Capital Markets plc	3.561	11/01/21	411,859
300,000	Chevron Corp	2.427	06/24/20	300,937
500,000	Chevron Corp	2.498	03/03/22	507,487
100,000	Enbridge Energy Partners LP	4.375	10/15/20	102,092
200,000	Enbridge, Inc	2.900	07/15/22	203,797
292

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Energy Transfer Partners LP	4.150%	10/01/20	$202,979
600,000	Energy Transfer Partners LP	5.200	02/01/22	633,197
200,000	Enterprise Products Operating LLC	5.200	09/01/20	205,500
100,000	Enterprise Products Operating LLC	2.800	02/15/21	100,944
100,000	Enterprise Products Operating LLC	3.500	02/01/22	103,260
200,000	EOG Resources, Inc	4.100	02/01/21	205,508
100,000	EQT Corp	2.500	10/01/20	99,840
200,000	Exxon Mobil Corp	2.222	03/01/21	201,042
175,000	Exxon Mobil Corp	1.902	08/16/22	175,869
250,000	Kinder Morgan, Inc	3.950	09/01/22	260,256
400,000	Magellan Midstream Partners LP	4.250	02/01/21	410,194
200,000	Marathon Petroleum Corp	5.125	03/01/21	207,889
160,000	Occidental Petroleum Corp	4.850	03/15/21	165,435
300,000	Occidental Petroleum Corp	2.600	08/13/21	301,943
100,000	Occidental Petroleum Corp	3.125	02/15/22	101,480
350,000	Occidental Petroleum Corp	2.700	08/15/22	353,063
500,000	Petroleos Mexicanos	5.375	03/13/22	526,875
250,000	Phillips 66	4.300	04/01/22	263,630
200,000	Plains All American Pipeline LP	3.650	06/01/22	205,168
250,000	Sabine Pass Liquefaction LLC	5.625	02/01/21	258,258
250,000	Shell International Finance BV	1.875	05/10/21	250,095
250,000	Shell International Finance BV	1.750	09/12/21	249,550
300,000	Total Capital International S.A.	2.218	07/12/21	301,477
300,000	Total Capital International S.A.	2.875	02/17/22	306,773
300,000	Total Capital S.A.	4.450	06/24/20	305,216
200,000	TransCanada PipeLines Ltd	2.500	08/01/22	202,124
200,000	Western Gas Partners LP	4.000	07/01/22	202,423
500,000	Williams Partners LP	3.600	03/15/22	513,606
	TOTAL ENERGY			9,354,623

FOOD & STAPLES RETAILING - 0.5%
400,000	Costco Wholesale Corp	2.150	05/18/21	401,811
350,000	CVS Health Corp	2.800	07/20/20	351,558
200,000	CVS Health Corp	3.350	03/09/21	203,249
500,000	CVS Health Corp	3.500	07/20/22	516,252
300,000	Kroger Co	2.800	08/01/22	305,265
200,000	SYSCO Corp	2.600	06/12/22	202,461
200,000	Walgreen Co	3.100	09/15/22	204,876
200,000	Walgreens Boots Alliance, Inc	3.300	11/18/21	204,706
100,000	Walmart, Inc	2.850	06/23/20	100,654
450,000	Walmart, Inc	1.900	12/15/20	450,989
200,000	Walmart, Inc	3.125	06/23/21	204,608
	TOTAL FOOD & STAPLES RETAILING			3,146,429

FOOD, BEVERAGE & TOBACCO - 1.1%
200,000	Altria Group, Inc	4.750	05/05/21	207,943
150,000	Altria Group, Inc	3.490	02/14/22	153,862
200,000	Altria Group, Inc	2.850	08/09/22	202,363
300,000	Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	304,498
100,000	Archer-Daniels-Midland Co	3.375	03/15/22	103,377
200,000	Bunge Ltd	3.500	11/24/20	202,159
293

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Campbell Soup Co	3.300%	03/15/21	$202,879
300,000	Coca-Cola Co	3.150	11/15/20	304,073
450,000	Coca-Cola Co	1.550	09/01/21	447,845
200,000	Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	201,521
100,000	ConAgra Brands, Inc	3.800	10/22/21	103,197
100,000	Constellation Brands, Inc	2.250	11/06/20	100,030
200,000	Constellation Brands, Inc	2.650	11/07/22	202,239
200,000	Diageo Capital plc	3.000	05/18/20	201,162
100,000	General Mills, Inc	3.200	04/16/21	101,532
100,000	Hershey Co	3.100	05/15/21	101,667
200,000	JM Smucker Co	3.000	03/15/22	203,062
200,000	Keurig Dr Pepper, Inc	3.551	05/25/21	204,421
300,000	Kraft Heinz Foods Co	2.800	07/02/20	300,516
100,000	Kraft Heinz Foods Co	3.375	06/15/21	101,294
138,000	Mead Johnson Nutrition Co	3.000	11/15/20	139,195
300,000	PepsiCo, Inc	3.125	11/01/20	304,145
200,000	PepsiCo, Inc	2.000	04/15/21	200,748
200,000	PepsiCo, Inc	2.250	05/02/22	201,751
300,000	PepsiCo, Inc	3.100	07/17/22	309,721
300,000	Philip Morris International, Inc	2.900	11/15/21	304,746
250,000	Philip Morris International, Inc	2.375	08/17/22	251,753
200,000	Reynolds American, Inc	3.250	06/12/20	201,265
300,000	Reynolds American, Inc	4.000	06/12/22	312,542
300,000	Tyson Foods, Inc	4.500	06/15/22	317,383
	TOTAL FOOD, BEVERAGE & TOBACCO			6,492,889

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
100,000	Anthem, Inc	2.500	11/21/20	100,342
300,000	Anthem, Inc	2.950	12/01/22	305,719
300,000	Becton Dickinson & Co	2.894	06/06/22	304,580
400,000	Becton Dickinson and Co	2.404	06/05/20	400,414
250,000	Cardinal Health, Inc	2.616	06/15/22	251,270
100,000	Express Scripts Holding Co	2.600	11/30/20	100,434
200,000	Laboratory Corp of America Holdings	3.750	08/23/22	206,987
100,000	McKesson Corp	3.650	11/30/20	101,625
197,000	Medtronic, Inc	3.150	03/15/22	203,115
100,000	Stryker Corp	2.625	03/15/21	100,738
300,000	Thermo Fisher Scientific, Inc	3.300	02/15/22	309,589
200,000	UnitedHealth Group, Inc	2.700	07/15/20	201,125
100,000	UnitedHealth Group, Inc	1.950	10/15/20	99,965
200,000	UnitedHealth Group, Inc	3.150	06/15/21	203,806
500,000	UnitedHealth Group, Inc	2.875	03/15/22	509,255
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			3,398,964

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
200,000	Ecolab, Inc	4.350	12/08/21	209,608
300,000	Procter & Gamble Co	2.300	02/06/22	304,342
200,000	Procter & Gamble Co	2.150	08/11/22	202,473
	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			716,423

INSURANCE - 0.5%
300,000	American International Group, Inc	3.300	03/01/21	304,715
294

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		American International Group, Inc	4.875%	06/01/22	$320,556
300,000		Aon plc	2.800	03/15/21	302,226
200,000		Chubb INA Holdings, Inc	2.300	11/03/20	200,642
200,000		Cigna Corp	3.200	09/17/20	201,936
300,000		Cigna Corp	3.400	09/17/21	306,804
300,000		Cigna Holding Co	4.000	02/15/22	310,228
100,000		Humana, Inc	2.500	12/15/20	100,179
100,000		Marsh & McLennan Cos, Inc	3.500	12/29/20	101,595
300,000		Prudential Financial, Inc	5.875	09/15/42	323,151
200,000		Travelers Cos, Inc	3.900	11/01/20	203,961
100,000		WR Berkley Corp	5.375	09/15/20	102,911
		TOTAL INSURANCE			2,778,904

MATERIALS - 0.5%
100,000		3M Co	3.000	09/14/21	101,813
100,000		3M Co	2.750	03/01/22	102,451
500,000		3M Co	1.750	02/14/23	498,468
200,000		ArcelorMittal	5.500	03/01/21	208,260
500,000		BHP Billiton Finance USA Ltd	2.875	02/24/22	511,416
200,000		Domtar Corp	4.400	04/01/22	207,649
200,000		Dow Chemical Co	3.000	11/15/22	203,780
100,000		Eastman Chemical Co	3.500	12/01/21	102,229
100,000		International Flavors & Fragrances, Inc	3.400	09/25/20	101,142
500,000		LyondellBasell Industries NV	6.000	11/15/21	534,309
200,000		Newmont Goldcorp Corp	3.500	03/15/22	205,207
100,000		Packaging Corp of America	2.450	12/15/20	100,208
100,000		Praxair, Inc	2.250	09/24/20	100,265
200,000		Praxair, Inc	2.200	08/15/22	201,419
135,000		Sherwin-Williams Co	2.750	06/01/22	137,016
		TOTAL MATERIALS			3,315,632

MEDIA & ENTERTAINMENT - 0.6%
200,000		Charter Communications Operating LLC	3.579	07/23/20	201,790
200,000		Charter Communications Operating LLC	4.464	07/23/22	210,553
200,000		Comcast Corp	3.300	10/01/20	202,721
400,000		Comcast Corp	3.450	10/01/21	411,918
300,000		Comcast Corp	1.625	01/15/22	298,848
100,000		Discovery Communications LLC	3.500	06/15/22	102,473
100,000	g	Fox Corp	3.666	01/25/22	103,253
100,000		Interpublic Group of Cos, Inc	3.500	10/01/20	101,174
100,000		Interpublic Group of Cos, Inc	3.750	10/01/21	102,512
120,000		Omnicom Group, Inc	4.450	08/15/20	122,379
250,000		Time Warner Cable LLC	4.000	09/01/21	255,771
200,000		Walt Disney Co	1.800	06/05/20	199,799
200,000	g	Walt Disney Co	4.500	02/15/21	207,037
300,000		Walt Disney Co	2.550	02/15/22	304,793
500,000		Walt Disney Co	1.650	09/01/22	498,753
200,000		WPP Finance 2010	3.625	09/07/22	206,614
		TOTAL MEDIA & ENTERTAINMENT			3,530,388
295

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
$500,000		Abbott Laboratories	2.900%	11/30/21	$509,019
450,000		AbbVie, Inc	2.500	05/14/20	451,026
400,000		AbbVie, Inc	3.375	11/14/21	409,984
300,000		Actavis Funding SCS	3.450	03/15/22	307,470
500,000		Amgen, Inc	3.875	11/15/21	516,179
300,000		Amgen, Inc	2.650	05/11/22	303,899
200,000		AstraZeneca plc	2.375	11/16/20	200,815
200,000		AstraZeneca plc	2.375	06/12/22	201,474
200,000		Biogen, Inc	2.900	09/15/20	201,433
250,000	g	Bristol-Myers Squibb Co	2.550	05/14/21	252,188
500,000	g	Bristol-Myers Squibb Co	2.600	05/16/22	507,522
500,000		Celgene Corp	2.875	02/19/21	504,802
200,000		Gilead Sciences, Inc	2.550	09/01/20	200,962
300,000		Gilead Sciences, Inc	4.400	12/01/21	312,948
200,000		GlaxoSmithKline Capital plc	3.125	05/14/21	203,958
500,000		GlaxoSmithKline Capital plc	2.875	06/01/22	510,851
100,000		Johnson & Johnson	1.950	11/10/20	100,044
250,000		Johnson & Johnson	1.650	03/01/21	249,485
200,000		Johnson & Johnson	2.250	03/03/22	202,352
300,000		Merck & Co, Inc	3.875	01/15/21	306,172
200,000		Mylan NV	3.750	12/15/20	202,943
300,000		Mylan NV	3.150	06/15/21	303,825
300,000		Novartis Capital Corp	2.400	09/21/22	304,946
100,000		Pfizer, Inc	3.000	09/15/21	102,114
500,000		Pfizer, Inc	2.800	03/11/22	509,568
300,000		Sanofi	4.000	03/29/21	308,704
500,000	g	Takeda Pharmaceutical Co Ltd	4.000	11/26/21	517,671
100,000		Zoetis, Inc	3.250	08/20/21	101,757
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			8,804,111

REAL ESTATE - 0.5%
250,000		American Tower Corp	3.300	02/15/21	253,551
500,000		American Tower Corp	4.700	03/15/22	529,636
100,000		AvalonBay Communities, Inc	2.950	09/15/22	102,479
200,000		Boston Properties LP	4.125	05/15/21	205,399
200,000		Crown Castle International Corp	2.250	09/01/21	200,158
400,000		ERP Operating LP	4.750	07/15/20	405,314
100,000		HCP, Inc	3.150	08/01/22	101,963
100,000		Hospitality Properties Trust	5.000	08/15/22	104,554
100,000		Simon Property Group LP	2.500	09/01/20	100,335
300,000		Simon Property Group LP	3.375	03/15/22	309,798
200,000		Simon Property Group LP	2.625	06/15/22	203,219
200,000		Weyerhaeuser Co	4.700	03/15/21	205,386
		TOTAL REAL ESTATE			2,721,792

RETAILING - 0.3%
100,000		Amazon.com, Inc	1.900	08/21/20	100,064
200,000		Amazon.com, Inc	3.300	12/05/21	205,924
100,000		AutoZone, Inc	4.000	11/15/20	101,495
350,000		Home Depot, Inc	1.800	06/05/20	349,528
296

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Home Depot, Inc	3.250%	03/01/22	$206,931
400,000		Lowe’s Cos, Inc	3.750	04/15/21	408,891
200,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	203,413
200,000		Nordstrom, Inc	4.000	10/15/21	205,506
250,000		Target Corp	2.900	01/15/22	256,814
		TOTAL RETAILING			2,038,566

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
100,000		Analog Devices, Inc	2.950	01/12/21	100,748
350,000	g	Broadcom, Inc	3.125	04/15/21	353,347
500,000	g	Broadcom, Inc	3.125	10/15/22	506,295
200,000		Intel Corp	2.450	07/29/20	200,760
350,000		Intel Corp	1.700	05/19/21	349,571
200,000		Intel Corp	3.100	07/29/22	206,998
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,717,719

SOFTWARE & SERVICES - 0.7%
300,000		Automatic Data Processing, Inc	2.250	09/15/20	300,826
100,000		Baidu, Inc	3.000	06/30/20	100,378
100,000		Fidelity National Information Services, Inc	2.250	08/15/21	100,135
200,000		Fiserv, Inc	3.500	10/01/22	207,742
300,000		International Business Machines Corp	2.800	05/13/21	304,007
500,000		International Business Machines Corp	2.850	05/13/22	510,975
500,000		Microsoft Corp	2.000	11/03/20	500,730
400,000		Microsoft Corp	1.550	08/08/21	398,310
400,000		Microsoft Corp	2.400	02/06/22	405,597
500,000		Oracle Corp	3.875	07/15/20	507,506
400,000		Oracle Corp	1.900	09/15/21	399,859
500,000		Oracle Corp	2.500	05/15/22	506,321
175,000		PayPal Holdings, Inc	2.200	09/26/22	175,402
100,000		VMware, Inc	2.300	08/21/20	100,051
		TOTAL SOFTWARE & SERVICES			4,517,839

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
100,000		Apple, Inc	2.000	11/13/20	100,208
400,000		Apple, Inc	2.250	02/23/21	401,808
250,000		Apple, Inc	1.550	08/04/21	248,762
700,000		Apple, Inc	2.150	02/09/22	705,311
175,000		Apple, Inc	1.700	09/11/22	174,734
500,000		Apple, Inc	2.100	09/12/22	504,180
100,000		Broadcom Corp	2.200	01/15/21	99,633
500,000		Broadcom Corp	3.000	01/15/22	504,852
500,000		Cisco Systems, Inc	2.450	06/15/20	501,779
250,000		Cisco Systems, Inc	1.850	09/20/21	249,912
300,000		Cisco Systems, Inc	3.000	06/15/22	309,749
500,000	g	Dell International LLC	4.420	06/15/21	515,538
300,000		Hewlett Packard Enterprise Co	3.600	10/15/20	303,860
100,000		Hewlett Packard Enterprise Co	3.500	10/05/21	102,517
300,000		Hewlett Packard Enterprise Co	2.250	04/01/23	299,123
300,000		Hewlett-Packard Co	4.650	12/09/21	317,416
250,000	g	L3Harris Technologies, Inc	4.950	02/15/21	256,860
297

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	QUALCOMM, Inc	3.000%	05/20/22	$307,547
	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			5,903,789

TELECOMMUNICATION SERVICES - 0.5%
200,000	Alibaba Group Holding Ltd	3.125	11/28/21	203,127
100,000	America Movil SAB de C.V.	5.000	03/30/20	101,292
200,000	AT&T, Inc	2.450	06/30/20	200,474
900,000	AT&T, Inc	3.200	03/01/22	921,978
500,000	AT&T, Inc	3.400	06/15/22	515,426
300,000	Orange S.A.	1.625	11/03/19	299,780
250,000	Telefonica Emisiones SAU	5.134	04/27/20	253,999
750,000	Verizon Communications, Inc	3.125	03/16/22	771,643
	TOTAL TELECOMMUNICATION SERVICES			3,267,719

TRANSPORTATION - 0.4%
200,000	Boeing Co	1.650	10/30/20	198,967
100,000	Boeing Co	2.300	08/01/21	100,431
200,000	Boeing Co	2.700	05/01/22	203,925
100,000	Delta Air Lines, Inc	2.875	03/13/20	100,214
100,000	Delta Air Lines, Inc	2.600	12/04/20	100,175
100,000	Delta Air Lines, Inc	3.400	04/19/21	101,394
100,000	FedEx Corp	3.400	01/14/22	102,535
100,000	Royal Caribbean Cruises Ltd	2.650	11/28/20	100,401
200,000	Ryder System, Inc	3.500	06/01/21	204,327
200,000	Ryder System, Inc	2.875	06/01/22	203,292
250,000	Union Pacific Corp	2.250	06/19/20	250,151
100,000	Union Pacific Corp	3.200	06/08/21	101,731
200,000	Union Pacific Corp	2.950	03/01/22	204,672
300,000	United Parcel Service, Inc	2.050	04/01/21	300,223
	TOTAL TRANSPORTATION			2,272,438

UTILITIES - 1.1%
100,000	Berkshire Hathaway Energy Co	2.375	01/15/21	100,481
100,000	CenterPoint Energy, Inc	3.600	11/01/21	102,654
250,000	CenterPoint Energy, Inc	2.500	09/01/22	251,734
200,000	Commonwealth Edison Co	4.000	08/01/20	202,394
400,000	Dominion Energy, Inc	2.579	07/01/20	400,891
125,000	Dominion Energy, Inc (Step Bond)	2.715	08/15/21	125,816
250,000	Dominion Gas Holdings LLC	2.800	11/15/20	251,724
200,000	DTE Energy Co	2.600	06/15/22	201,921
300,000	Duke Energy Carolinas LLC	4.300	06/15/20	304,527
100,000	Duke Energy Carolinas LLC	3.350	05/15/22	103,380
200,000	Duke Energy Corp	1.800	09/01/21	199,100
300,000	Duke Energy Corp	2.400	08/15/22	303,035
100,000	Edison International	2.125	04/15/20	99,805
200,000	Edison International	2.400	09/15/22	198,246
200,000	Emera US Finance LP	2.700	06/15/21	201,169
100,000	Eversource Energy	2.500	03/15/21	100,313
500,000	Exelon Corp	3.497	06/01/22	513,079
100,000	Georgia Power Co	2.000	03/30/20	99,897
100,000	Georgia Power Co	2.000	09/08/20	99,882
200,000	LG&E and KU Energy LLC	3.750	11/15/20	202,581
298

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	NextEra Energy Capital Holdings, Inc	3.342%	09/01/20	$202,251
200,000	NextEra Energy Capital Holdings, Inc	2.403	09/01/21	201,227
500,000	NextEra Energy Capital Holdings, Inc	2.900	04/01/22	509,332
100,000	Northern States Power Co	2.200	08/15/20	100,265
200,000	Ohio Power Co	5.375	10/01/21	212,294
100,000	Pinnacle West Capital Corp	2.250	11/30/20	99,931
200,000	Public Service Enterprise Group, Inc	2.000	11/15/21	199,384
200,000	Puget Energy, Inc	5.625	07/15/22	213,923
300,000	Southern Co	2.350	07/01/21	300,901
100,000	Southern Power Co	1.950	12/15/19	99,961
100,000	WEC Energy Group, Inc	3.375	06/15/21	102,166
300,000	WEC Energy Group, Inc	3.100	03/08/22	306,720
100,000	Wisconsin Public Service Corp	3.350	11/21/21	102,791
	TOTAL UTILITIES			6,713,775

	TOTAL CORPORATE BONDS			150,243,007
	(Cost $148,605,675)

GOVERNMENT BONDS - 74.4%

AGENCY SECURITIES - 3.4%
1,000,000	Federal Farm Credit Bank (FFCB)	2.375	03/27/20	1,002,730
500,000	Federal Home Loan Bank (FHLB)	2.125	02/11/20	500,367
2,400,000	FHLB	1.875	03/13/20	2,400,105
3,000,000	FHLB	2.625	05/28/20	3,014,550
250,000	FHLB	2.625	10/01/20	251,931
750,000	FHLB	1.125	07/14/21	742,584
3,000,000	FHLB	3.000	10/12/21	3,079,544
1,500,000	Federal Home Loan Mortgage Corp (FHLMC)	1.875	11/17/20	1,501,515
2,500,000	FHLMC	2.375	01/13/22	2,539,181
3,000,000	Federal National Mortgage Association (FNMA)	1.500	11/30/20	2,989,324
1,500,000	FNMA	2.625	01/11/22	1,531,844
500,000	Hashemite Kingdom of Jordan Government AID International Bond	2.578	06/30/22	509,195
250,000	Tennessee Valley Authority (TVA)	2.250	03/15/20	250,409
200,000	Ukraine Government AID International Bonds	1.847	05/29/20	200,379
	TOTAL AGENCY SECURITIES			20,513,658

FOREIGN GOVERNMENT BONDS - 6.8%
200,000	African Development Bank	1.875	03/16/20	199,837
150,000	African Development Bank	2.625	03/22/21	151,812
500,000	African Development Bank	2.375	09/23/21	505,896
300,000	African Development Bank	1.625	09/16/22	299,863
300,000	Asian Development Bank	1.750	01/10/20	299,770
1,500,000	Asian Development Bank	1.375	03/23/20	1,495,407
500,000	Asian Development Bank	1.625	03/16/21	498,916
1,000,000	Asian Development Bank	1.875	07/19/22	1,006,679
400,000	Canada Government International Bond	2.625	01/25/22	408,972
100,000	Corp Andina de Fomento	2.200	07/18/20	99,697
200,000	Corp Andina de Fomento	3.250	02/11/22	203,670
400,000	Council of Europe Development Bank	1.625	03/16/21	399,020
299

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$600,000	European Bank for Reconstruction & Development	1.750%	11/26/19	$599,585
300,000	European Bank for Reconstruction & Development	2.750	04/26/21	304,581
1,200,000	European Investment Bank	1.625	08/14/20	1,197,040
2,000,000	European Investment Bank	2.875	09/15/20	2,018,110
2,000,000	European Investment Bank	2.375	05/13/21	2,020,212
500,000	European Investment Bank	2.625	05/20/22	512,626
100,000	Export Development Canada	1.625	01/17/20	99,838
100,000	Export Development Canada	1.625	06/01/20	99,779
250,000	Export Development Canada	2.000	11/30/20	250,372
500,000	Export Development Canada	2.000	05/17/22	504,300
250,000	Export-Import Bank of Korea	2.500	11/01/20	250,710
250,000	Export-Import Bank of Korea	3.500	11/27/21	257,396
500,000	Export-Import Bank of Korea	2.750	01/25/22	505,983
350,000	FMS Wertmanagement AoeR	1.750	01/24/20	349,653
250,000	Hungary Government International Bond	5.750	11/22/23	283,346
1,636,000	Inter-American Development Bank	1.375	07/15/20	1,629,422
200,000	Inter-American Development Bank	2.625	04/19/21	202,582
200,000	Inter-American Development Bank	1.875	07/23/21	200,508
1,000,000	Inter-American Development Bank	1.750	04/14/22	1,001,389
200,000	International Bank for Reconstruction & Development	1.625	09/04/20	199,657
1,000,000	International Bank for Reconstruction & Development	1.625	03/09/21	997,934
750,000	International Bank for Reconstruction & Development	1.375	05/24/21	745,611
500,000	International Bank for Reconstruction & Development	2.000	01/26/22	503,962
2,000,000	International Bank for Reconstruction & Development	1.625	02/10/22	1,998,875
250,000	International Bank for Reconstruction & Development	2.125	07/01/22	253,379
500,000	International Finance Corp	1.750	03/30/20	499,288
500,000	International Finance Corp	2.250	01/25/21	502,830
400,000	Japan Bank for International Cooperation	2.250	02/24/20	400,034
100,000	Japan Bank for International Cooperation	2.125	06/01/20	99,993
150,000	Japan Bank for International Cooperation	2.125	07/21/20	150,116
200,000	Japan Bank for International Cooperation	2.125	11/16/20	200,348
1,000,000	Japan Bank for International Cooperation	1.500	07/21/21	993,335
350,000	Korea Development Bank	3.000	03/19/22	356,590
350,000	Kreditanstalt fuer Wiederaufbau	1.750	03/31/20	349,617
1,500,000	Kreditanstalt fuer Wiederaufbau	1.875	06/30/20	1,499,336
100,000	Kreditanstalt fuer Wiederaufbau	2.750	10/01/20	100,854
100,000	Kreditanstalt fuer Wiederaufbau	1.875	12/15/20	100,068
1,000,000	Kreditanstalt fuer Wiederaufbau	2.375	03/24/21	1,008,740
2,000,000	Kreditanstalt fuer Wiederaufbau	2.625	04/12/21	2,025,600
500,000	Kreditanstalt fuer Wiederaufbau	2.500	02/15/22	509,749
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	03/07/22	1,011,482
1,000,000	Kreditanstalt fuer Wiederaufbau	1.750	08/22/22	1,003,113
500,000	Mexico Government International Bond	3.625	03/15/22	516,000
100,000	Nordic Investment Bank	2.250	02/01/21	100,560
500,000	Nordic Investment Bank	2.250	09/30/21	504,958
500,000	Poland Government International Bond	5.000	03/23/22	536,438
200,000	Province of Alberta Canada	1.900	12/06/19	199,868
400,000	Province of Alberta Canada	2.200	07/26/22	404,480
400,000	Province of Manitoba Canada	2.125	05/04/22	403,342
1,200,000	Province of Ontario Canada	4.400	04/14/20	1,214,660
300,000	Province of Ontario Canada	2.550	04/25/22	305,814
750,000	Province of Ontario Canada	2.250	05/18/22	759,112
200,000	Province of Quebec Canada	3.500	07/29/20	202,480
300

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Province of Quebec Canada	2.375%	01/31/22	$304,149
200,000	Republic of Hungary Government International Bond	6.250	01/29/20	202,592
200,000	Republic of the Philippines Government Interational Bond	6.500	01/20/20	201,851
200,000	Svensk Exportkredit AB	1.750	05/18/20	199,630
200,000	Svensk Exportkredit AB	1.750	08/28/20	199,715
120,000	Svensk Exportkredit AB	2.375	04/09/21	120,902
200,000	Svensk Exportkredit AB	2.875	05/22/21	203,549
500,000	Svensk Exportkredit AB	1.625	09/12/21	498,545
100,000	Svensk Exportkredit AB	3.125	11/08/21	102,776
	TOTAL FOREIGN GOVERNMENT BONDS			40,548,903

U.S. TREASURY SECURITIES - 64.2%
7,750,000	United States Treasury Note	1.750	11/15/20	7,744,551
2,000,000	United States Treasury Note	2.750	11/30/20	2,021,484
6,250,000	United States Treasury Note	1.875	12/15/20	6,255,615
7,000,000	United States Treasury Note	2.500	12/31/20	7,060,430
9,900,000	United States Treasury Note	2.000	01/15/21	9,926,684
2,500,000	United States Treasury Note	2.500	01/31/21	2,523,633
15,500,000	United States Treasury Note	2.250	02/15/21	15,600,508
5,900,000	United States Treasury Note	2.500	02/28/21	5,960,383
7,000,000	United States Treasury Note	2.375	03/15/21	7,062,070
31,200,000	United States Treasury Note	2.250	03/31/21	31,429,125
5,150,000	United States Treasury Note	2.375	04/15/21	5,198,684
16,250,000	United States Treasury Note	2.250	04/30/21	16,380,127
11,600,000	United States Treasury Note	2.625	05/15/21	11,766,750
8,500,000	United States Treasury Note	2.125	05/31/21	8,557,441
10,250,000	United States Treasury Note	2.625	06/15/21	10,406,553
18,800,000	United States Treasury Note	1.625	06/30/21	18,777,969
16,250,000	United States Treasury Note	2.625	07/15/21	16,512,793
6,000,000	United States Treasury Note	1.750	07/31/21	6,008,203
12,250,000	United States Treasury Note	2.750	08/15/21	12,489,258
3,000,000	United States Treasury Note	1.500	08/31/21	2,991,094
13,500,000	United States Treasury Note	2.750	09/15/21	13,787,402
6,000,000	United States Treasury Note	1.500	09/30/21	5,985,234
9,000,000	United States Treasury Note	2.875	10/15/21	9,219,727
17,750,000	United States Treasury Note	2.875	11/15/21	18,200,683
14,250,000	United States Treasury Note	2.625	12/15/21	14,563,389
20,500,000	United States Treasury Note	2.500	01/15/22	20,897,187
1,000,000	United States Treasury Note	2.500	02/15/22	1,020,273
10,000,000	United States Treasury Note	2.375	03/15/22	10,191,016
12,000,000	United States Treasury Note	2.250	04/15/22	12,188,906
18,000,000	United States Treasury Note	2.125	05/15/22	18,235,547
14,000,000	United States Treasury Note	1.750	06/15/22	14,063,984
20,000,000	United States Treasury Note	1.750	07/15/22	20,081,250
13,000,000	United States Treasury Note	1.500	08/15/22	12,971,055
5,000,000	United States Treasury Note	1.500	09/15/22	4,990,820
4,000,000	United States Treasury Note	1.500	09/30/24	3,990,469
	TOTAL U.S. TREASURY SECURITIES			385,060,297

	TOTAL GOVERNMENT BONDS			446,122,858
	(Cost $441,526,143)

	TOTAL BONDS			596,365,865
	(Cost $590,131,818)
301

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 1.1%

GOVERNMENT AGENCY DEBT - 1.1%
$6,790,000	Federal Home Loan Bank (FHLB)	1.500%	10/01/19	$6,790,000
	TOTAL GOVERNMENT AGENCY DEBT			6,790,000

	TOTAL SHORT-TERM INVESTMENTS			6,790,000
	(Cost $6,790,000)

	TOTAL INVESTMENTS - 100.5%			603,155,865
	(Cost $596,921,818)
	OTHER ASSETS & LIABILITIES, NET - (0.5)%			(3,052,977)
	NET ASSETS - 100.0%			$600,102,888

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2019, the aggregate value of these securities was $3,219,711 or 0.5% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
302

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS

SOCIAL CHOICE BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2019

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 0.5%

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
$3,440,250	i	United Rentals North America, Inc	LIBOR 1 M + 1.750%	3.794%	10/31/25	$3,453,770
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				3,453,770

ENERGY - 0.2%
7,288,427	†,i	TerraForm Power Operating LLC	LIBOR 1 M + 2.000%	4.044	11/08/22	7,297,537
		TOTAL ENERGY				7,297,537

MATERIALS - 0.1%
2,769,261	i	H.B. Fuller Co	LIBOR 1 M + 2.000%	4.044	10/21/24	2,756,052
		TOTAL MATERIALS				2,756,052

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
1,887,986	i	MTS Systems Corp	LIBOR 1 M + 3.250%	5.310	07/05/23	1,887,986
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				1,887,986

UTILITIES - 0.1%
4,261,766	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	5.130	11/28/24	4,163,234
		TOTAL UTILITIES				4,163,234

		TOTAL BANK LOAN OBLIGATIONS				19,558,579
		(Cost $19,613,950)

BONDS - 97.4%

CORPORATE BONDS - 43.1%

AUTOMOBILES & COMPONENTS - 0.7%
1,000,000		Aptiv plc		4.250	01/15/26	1,066,133
6,675,000		Aptiv plc		5.400	03/15/49	7,639,036
7,125,000	g,i	Harley-Davidson Financial Services, Inc	LIBOR 3 M + 0.940%	3.078	03/02/21	7,132,706
10,000,000	g	Harley-Davidson Financial Services, Inc		4.050	02/04/22	10,314,125
5,000,000		Magna International, Inc		3.625	06/15/24	5,257,632
		TOTAL AUTOMOBILES & COMPONENTS				31,409,632

BANKS - 9.7%
6,200,000		Bank of America Corp		2.151	11/09/20	6,200,620
3,000,000	g	Bank of Nova Scotia		1.875	09/20/21	2,994,145
15,500,000		Bank of Nova Scotia		2.700	08/03/26	15,723,603
10,000,000		BB&T Corp		3.700	06/05/25	10,687,383
7,000,000		BB&T Corp		3.875	03/19/29	7,590,437
10,000,000	g	BNG Bank NV		3.125	11/08/21	10,277,025
7,500,000	g	BNG Bank NV		2.625	02/27/24	7,796,607
5,000,000	i	Citizens Bank NA	LIBOR 3 M + 0.540%	2.678	03/02/20	5,005,597
303

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$250,000	i	Citizens Bank NA	LIBOR 3 M + 0.570%	2.702%	05/26/20	$250,608
500,000	i	Citizens Bank NA	LIBOR 3 M + 0.810%	2.942	05/26/22	500,910
3,800,000		Citizens Bank NA		3.750	02/18/26	4,065,005
1,125,000		Citizens Financial Group, Inc		2.375	07/28/21	1,127,842
20,000,000		Citizens Financial Group, Inc		2.850	07/27/26	20,201,446
8,150,000		Comerica, Inc		4.000	02/01/29	8,970,880
6,600,000	g	Commonwealth Bank of Australia		3.743	09/12/39	6,553,589
6,000,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.430%	2.697	04/26/21	6,021,395
1,850,000		Cooperatieve Rabobank UA		2.750	01/10/22	1,878,608
250,000		Cooperatieve Rabobank UA		3.950	11/09/22	260,394
5,000,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.480%	2.818	01/10/23	4,978,380
3,037,000		Cooperatieve Rabobank UA		3.750	07/21/26	3,151,109
3,150,000		Discover Bank		3.350	02/06/23	3,247,278
7,700,000		Discover Bank		3.450	07/27/26	7,941,266
7,800,000		Discover Bank		4.650	09/13/28	8,689,262
9,400,000		Fifth Third Bancorp		3.650	01/25/24	9,909,679
4,500,000		First Abu Dhabi Bank PJSC		3.000	03/30/22	4,573,590
8,000,000	g	HSBC Bank Canada		1.650	09/10/22	7,946,190
7,835,000		HSBC Holdings plc		3.033	11/22/23	7,951,070
10,000,000	i	ING Groep NV	LIBOR 3 M + 1.000%	3.085	10/02/23	10,040,790
13,875,000	g	ING Groep NV		4.625	01/06/26	15,348,638
10,000,000	g	Intesa Sanpaolo S.p.A		3.250	09/23/24	9,978,623
1,000,000	g	Intesa Sanpaolo S.p.A		5.710	01/15/26	1,061,283
7,200,000	g	Intesa Sanpaolo S.p.A		4.000	09/23/29	7,169,914
4,800,000	g	Intesa Sanpaolo S.p.A		4.700	09/23/49	4,868,593
8,000,000	i	KeyBank NA	LIBOR 3 M + 0.660%	2.913	02/01/22	8,036,333
10,000,000		KeyCorp		4.100	04/30/28	11,026,718
10,000,000	i	M&T Bank Corp	LIBOR 3 M + 0.680%	2.947	07/26/23	10,016,747
8,280,000	i	Manufacturers & Traders Trust Co	LIBOR 3 M + 0.270%	2.546	01/25/21	8,276,424
1,000,000		Manufacturers & Traders Trust Co		2.900	02/06/25	1,032,878
3,530,000		Manufacturers & Traders Trust Co		3.400	08/17/27	3,787,312
5,725,000		Mitsubishi UFJ Financial Group, Inc		2.527	09/13/23	5,773,446
11,310,000		People’s United Bank NA		4.000	07/15/24	11,839,455
5,500,000		People’s United Financial, Inc		3.650	12/06/22	5,672,201
5,290,000	i	PNC Bank NA	LIBOR 3 M + 0.250%	2.528	01/22/21	5,292,793
7,750,000		PNC Bank NA		2.700	11/01/22	7,862,558
2,993,000		PNC Bank NA		2.950	01/30/23	3,058,349
10,000,000	i	Regions Bank	LIBOR 3 M + 0.380%	2.479	04/01/21	9,986,080
6,000,000	i	Regions Bank	LIBOR 3 M + 0.500%	2.676	08/13/21	6,001,945
5,000,000		Regions Financial Corp		2.750	08/14/22	5,076,742
2,000,000		Royal Bank of Canada		1.875	02/05/20	1,997,920
3,000,000		Royal Bank of Canada		2.100	10/14/20	3,001,908
10,225,000	g,i	Shinhan Financial Group Co Ltd	DGS5 + 1.500%	3.340	02/05/30	10,376,700
10,712,000		SVB Financial Group		3.500	01/29/25	11,036,035
3,000,000	g	Toronto-Dominion Bank		1.950	04/02/20	2,997,581
5,000,000		Toronto-Dominion Bank		1.850	09/11/20	4,995,993
6,000,000	i	Toronto-Dominion Bank	LIBOR 3 M + 0.260%	2.399	09/17/20	6,011,022
2,500,000		Toronto-Dominion Bank		1.800	07/13/21	2,492,933
10,000,000		Toronto-Dominion Bank		2.700	07/30/21	9,999,904
12,500,000	g	Toronto-Dominion Bank		2.100	07/15/22	12,584,860
5,000,000		US Bancorp		2.950	07/15/22	5,118,666
10,000,000	i	US Bank NA	LIBOR 3 M + 0.290%	2.442	05/21/21	10,005,264
3,000,000	g	Westpac Banking Corp		2.100	02/25/21	3,005,947
304

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$4,850,000		Zions Bancorp NA		3.500%	08/27/21	$4,955,736
4,400,000		Zions Bancorp NA		3.350	03/04/22	4,504,337
		TOTAL BANKS				418,786,546

CAPITAL GOODS - 1.0%
3,000,000		CNH Industrial Capital LLC		3.875	10/15/21	3,077,760
4,000,000		CNH Industrial Capital LLC		4.200	01/15/24	4,221,217
3,175,000		Ingersoll-Rand Luxembourg Finance S.A.		3.500	03/21/26	3,307,091
8,975,000		Ingersoll-Rand Luxembourg Finance S.A.		3.800	03/21/29	9,556,592
13,750,000	g	NBM US Holdings, Inc		6.625	08/06/29	14,093,750
2,500,000		Parker-Hannifin Corp		3.250	06/14/29	2,604,784
1,000,000		Parker-Hannifin Corp		4.200	11/21/34	1,125,746
1,825,000		Trimble, Inc		4.150	06/15/23	1,906,559
4,000,000		Trimble, Inc		4.900	06/15/28	4,340,848
		TOTAL CAPITAL GOODS				44,234,347

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
3,053,000		CNH Industrial NV		3.850	11/15/27	3,146,797
7,500,000		Covanta Holding Corp		6.000	01/01/27	7,893,750
2,200,000		Waste Management, Inc		3.900	03/01/35	2,438,667
4,550,000		Waste Management, Inc		4.000	07/15/39	5,170,877
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				18,650,091

CONSUMER SERVICES - 1.6%
10,000,000		Conservation Fund		3.474	12/15/29	10,172,886
4,040,000		Henry J Kaiser Family Foundation		3.356	12/01/25	4,258,537
2,500,000		Low Income Investment Fund		3.386	07/01/26	2,549,646
8,900,000		Low Income Investment Fund		3.711	07/01/29	9,239,338
7,070,000		Nature Conservancy		3.333	02/01/24	7,064,245
3,350,000		New York Public Library Astor Lenox & Tilden Foundations		4.305	07/01/45	3,950,306
90,000		Salvation Army		5.637	09/01/26	105,027
5,000,000		Salvation Army		4.528	09/01/48	5,446,409
6,100,000		Starbucks Corp		2.450	06/15/26	6,150,030
13,500,000		Starbucks Corp		4.450	08/15/49	15,671,667
5,000,000		YMCA of Greater New York		5.021	08/01/38	5,958,298
		TOTAL CONSUMER SERVICES				70,566,389

DIVERSIFIED FINANCIALS - 4.4%
4,800,000		Ally Financial, Inc		3.875	05/21/24	4,967,040
10,000,000	i	American Express Co	LIBOR 3 M + 0.750%	3.037	08/03/23	10,037,840
5,000,000		American Express Co		3.000	10/30/24	5,163,979
10,000,000		AXA Equitable Holdings, Inc		4.350	04/20/28	10,651,527
5,000,000		AXA Equitable Holdings, Inc		5.000	04/20/48	5,392,936
3,000,000	g	Bank of Montreal		2.500	01/11/22	3,039,966
15,750,000	i	Bank of Montreal	LIBOR 3 M + 0.630%	2.768	09/11/22	15,835,833
9,500,000	i	Bank of Montreal	USD SWAP SEMI 30/360 5 Y + 1.432%	3.803	12/15/32	9,852,735
2,125,000		Bank of New York Mellon Corp		2.661	05/16/23	2,153,898
5,000,000	g	Canadian Imperial Bank of Commerce		3.150	06/27/21	5,102,582
10,000,000	i	Canadian Imperial Bank of Commerce	LIBOR 3 M + 0.660%	2.787	09/13/23	10,025,970
305

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$10,000,000		Century Housing Corp		3.995%	11/01/21	$10,243,847
9,813,000	i	Credit Agricole Corporate & Investment Bank S.A.	LIBOR 3 M + 0.625%	2.957	10/03/21	9,831,178
567,000	g	EDP Finance BV		4.125	01/15/20	568,400
500,000	g	EDP Finance BV		5.250	01/14/21	516,267
5,625,000	g	EDP Finance BV		3.625	07/15/24	5,808,600
5,050,000		Enterprise Community Loan Fund, Inc		4.152	11/01/28	5,364,695
7,000,000	g	Federation des Caisses Desjardins du Quebec		1.950	09/26/22	7,012,895
5,250,000		Ford Foundation		3.859	06/01/47	6,198,692
1,500,000		Reinvestment Fund, Inc		3.166	11/01/23	1,514,994
3,000,000		Reinvestment Fund, Inc		3.600	02/15/24	3,092,536
2,500,000		Reinvestment Fund, Inc		3.366	11/01/24	2,555,375
5,000,000		Reinvestment Fund, Inc		3.513	11/01/25	5,134,167
5,000,000		Reinvestment Fund, Inc		3.880	02/15/27	5,262,633
5,000,000		State Street Corp		2.653	05/15/23	5,081,498
5,100,000	g,i	Swiss Re Finance Luxembourg SA	DGS5 + 3.582%	5.000	04/02/49	5,630,191
24,750,000		Unilever Capital Corp		2.000	07/28/26	24,537,860
7,600,000		Unilever Capital Corp		2.125	09/06/29	7,460,874
		TOTAL DIVERSIFIED FINANCIALS				188,039,008

ENERGY - 3.7%
1,161,000		Apache Corp		3.250	04/15/22	1,181,969
5,000,000		Cenovus Energy, Inc		5.250	06/15/37	5,448,053
1,500,000		Cimarex Energy Co		3.900	05/15/27	1,527,541
8,378,000	g	Colorado Interstate Gas Co LLC		4.150	08/15/26	8,802,942
6,642,074	g	Continental Wind LLC		6.000	02/28/33	7,619,787
4,800,000		EnLink Midstream LLC		5.375	06/01/29	4,584,000
15,000,000	i	EQT Corp	LIBOR 3 M + 0.770%	2.103	10/01/20	14,965,854
4,700,000	g	Greenko Dutch BV		4.875	07/24/22	4,702,538
5,000,000		Kinder Morgan, Inc		3.583	01/15/23	5,043,570
9,500,000		National Oilwell Varco, Inc		3.950	12/01/42	8,711,787
10,000,000	i	Occidental Petroleum Corp	LIBOR 3 M + 1.450%	3.637	08/15/22	10,066,000
9,350,000		Occidental Petroleum Corp		3.200	08/15/26	9,419,151
12,000,000		Occidental Petroleum Corp		4.300	08/15/39	12,317,516
3,625,000		ONEOK, Inc		2.750	09/01/24	3,643,752
1,925,000		ONEOK, Inc		4.000	07/13/27	2,014,925
3,350,000		ONEOK, Inc		4.950	07/13/47	3,634,182
10,000,000		ONEOK, Inc		4.450	09/01/49	9,982,498
6,100,000	g,i	Phillips 66	LIBOR 3 M + 0.750%	3.053	04/15/20	6,102,074
500,000		Statoil ASA		3.150	01/23/22	513,465
1,000,000		Statoil ASA		2.450	01/17/23	1,015,540
500,000		Statoil ASA		2.650	01/15/24	513,590
3,000,000		Statoil ASA		3.950	05/15/43	3,424,476
1,175,000	g	Targa Resources Partners LP		6.500	07/15/27	1,282,031
5,000,000	g	TerraForm Power Operating LLC		5.000	01/31/28	5,200,000
7,150,000		Total Capital International S.A.		2.829	01/10/30	7,369,910
7,740,000		Valero Energy Corp		3.400	09/15/26	7,936,707
6,000,000		Valero Energy Corp		4.350	06/01/28	6,518,726
4,500,000	g	Woodside Finance Ltd		3.700	03/15/28	4,620,276
		TOTAL ENERGY				158,162,860

FOOD, BEVERAGE & TOBACCO - 0.4%
9,200,000		Coca-Cola Co		1.750	09/06/24	9,129,497
306

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
	$7,200,000		Coca-Cola Co		2.125%	09/06/29	$7,057,403
			TOTAL FOOD, BEVERAGE & TOBACCO				16,186,900

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
	5,000,000		Becton Dickinson & Co		3.142	06/06/22	5,020,625
	7,250,000		Becton Dickinson & Co		3.363	06/06/24	7,562,638
	3,322,000		Becton Dickinson & Co		4.685	12/15/44	3,836,044
	1,325,000		HCA, Inc		5.625	09/01/28	1,476,447
	3,975,000		HCA, Inc		5.875	02/01/29	4,447,031
	2,175,000		HCA, Inc		5.125	06/15/39	2,378,645
	1,000,000		Laboratory Corp of America Holdings		3.200	02/01/22	1,020,342
			TOTAL HEALTH CARE EQUIPMENT & SERVICES				25,741,772

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
	5,900,000		Kimberly-Clark Corp		3.950	11/01/28	6,697,544
			TOTAL HOUSEHOLD & PERSONAL PRODUCTS				6,697,544

INSURANCE - 1.1%
	10,000,000	i	Cigna Corp	LIBOR 3 M + 0.890%	3.193	07/15/23	10,022,564
	9,150,000		Cigna Corp		4.800	08/15/38	10,281,041
	1,525,000	g	Cranberry RE Ltd		3.633	07/13/20	1,527,287
	3,000,000	g	Five Corners Funding Trust		4.419	11/15/23	3,243,428
	5,000,000		Progressive Corp		3.700	01/26/45	5,429,142
	2,000,000		Prudential Financial, Inc		5.375	05/15/45	2,120,000
	5,000,000	g	Swiss Re Treasury US Corp		2.875	12/06/22	5,088,647
	6,674,000	g	Swiss Re Treasury US Corp		4.250	12/06/42	7,667,800
			TOTAL INSURANCE				45,379,909

MATERIALS - 2.5%
	4,500,000	i	3M Co	LIBOR 3 M + 0.300%	2.475	02/14/24	4,462,904
	14,500,000		3M Co		2.000	02/14/25	14,411,104
	5,350,000		3M Co		3.250	08/26/49	5,370,009
	7,750,000	g	Air Liquide Finance S.A.		2.500	09/27/26	7,828,410
	10,625,000	g	Air Liquide Finance S.A.		2.250	09/10/29	10,406,872
	4,150,000		Commercial Metals Co		5.750	04/15/26	4,274,500
	4,500,000		Fibria Overseas Finance Ltd		5.500	01/17/27	4,834,125
	1,350,000		International Flavors & Fragrances, Inc		3.400	09/25/20	1,365,421
	1,184,000		International Paper Co		4.800	06/15/44	1,281,823
	6,375,000		International Paper Co		4.350	08/15/48	6,616,530
	5,000,000	g	Inversiones CMPC S.A.		4.375	04/04/27	5,293,796
	14,000,000	g	Klabin Austria GmbH		7.000	04/03/49	14,907,200
	7,225,000	g	Klabin Finance S.A.		4.875	09/19/27	7,342,479
EUR	2,500,000	g	LG Chem Ltd		0.500	04/15/23	2,759,636
	$12,650,000	g	LG Chem Ltd		3.625	04/15/29	13,250,735
	2,000,000		Nutrien Ltd		3.500	06/01/23	2,064,889
	1,000,000		Nutrien Ltd		5.250	01/15/45	1,182,640
	2,500,000	g	Sealed Air Corp		5.500	09/15/25	2,693,750
			TOTAL MATERIALS				110,346,823

MEDIA & ENTERTAINMENT - 0.1%
	2,725,000		Discovery Communications LLC		5.000	09/20/37	2,931,306
			TOTAL MEDIA & ENTERTAINMENT				2,931,306
307

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.8%
$4,000,000	g,i	Bristol-Myers Squibb Co	LIBOR 3 M + 0.380%	2.548%	05/16/22	$4,004,180
5,600,000	g	Bristol-Myers Squibb Co		4.125	06/15/39	6,349,810
1,875,000		Bristol-Myers Squibb Co		3.250	08/01/42	1,899,085
5,000,000		Celgene Corp		2.750	02/15/23	5,089,544
5,000,000		Celgene Corp		3.450	11/15/27	5,307,548
4,000,000	i	GlaxoSmithKline Capital plc	LIBOR 3 M + 0.350%	2.525	05/14/21	4,005,469
5,750,000		GlaxoSmithKline Capital, Inc		3.625	05/15/25	6,184,545
11,500,000		Merck & Co, Inc		3.900	03/07/39	13,371,013
5,674,000	g	Roche Holdings, Inc		2.375	01/28/27	5,727,476
9,550,000	g	Takeda Pharmaceutical Co Ltd		4.400	11/26/23	10,286,016
1,150,000		Zoetis, Inc		3.450	11/13/20	1,164,838
7,200,000	i	Zoetis, Inc	LIBOR 3 M + 0.440%	2.576	08/20/21	7,185,433
4,125,000		Zoetis, Inc		4.450	08/20/48	4,895,819
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				75,470,776

REAL ESTATE - 1.4%
4,000,000		Alexandria Real Estate Equities, Inc		4.000	01/15/24	4,268,425
1,975,000		Brandywine Operating Partnership LP		3.950	02/15/23	2,059,157
4,300,000		Brandywine Operating Partnership LP		3.950	11/15/27	4,494,531
6,325,000		Brixmor Operating Partnership LP		3.900	03/15/27	6,631,691
5,000,000		Digital Realty Trust LP		3.950	07/01/22	5,219,988
2,850,000		HCP, Inc		3.500	07/15/29	2,961,912
5,000,000		Host Hotels & Resorts LP		3.375	12/15/29	4,988,790
2,400,000		Hudson Pacific Properties LP		4.650	04/01/29	2,647,592
1,750,000	h	Hudson Pacific Properties LP		3.250	01/15/30	1,730,283
4,725,000		Kilroy Realty LP		3.450	12/15/24	4,914,398
8,375,000		Kilroy Realty LP		4.750	12/15/28	9,425,206
8,407,000		Regency Centers LP		3.750	06/15/24	8,835,414
450,000		Washington REIT		4.950	10/01/20	455,432
		TOTAL REAL ESTATE				58,632,819

RETAILING - 0.3%
10,750,000		Lowe’s Cos, Inc		4.250	09/15/44	11,526,584
		TOTAL RETAILING				11,526,584

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
7,050,000		Texas Instruments, Inc		3.875	03/15/39	8,160,441
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				8,160,441

SOFTWARE & SERVICES - 1.0%
23,000,000	i	International Business Machines Corp	LIBOR 3 M + 0.400%	2.576	05/13/21	23,089,510
17,900,000		International Business Machines Corp		4.150	05/15/39	20,444,351
		TOTAL SOFTWARE & SERVICES				43,533,861

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
5,000,000		Apple, Inc		3.000	06/20/27	5,258,496
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				5,258,496
308

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
TELECOMMUNICATION SERVICES - 1.1%
$11,000,000		Telefonica Emisiones SAU		5.520%	03/01/49	$13,406,323
5,000,000		Verizon Communications, Inc		3.119	03/16/22	5,075,270
1,550,000		Verizon Communications, Inc		3.500	11/01/24	1,639,203
11,000,000	i	Verizon Communications, Inc	LIBOR 3 M + 1.100%	3.258	05/15/25	11,170,017
3,000,000		Verizon Communications, Inc		2.625	08/15/26	3,038,938
11,575,000		Verizon Communications, Inc		4.272	01/15/36	13,036,295
		TOTAL TELECOMMUNICATION SERVICES				47,366,046

TRANSPORTATION - 2.5%
2,050,000		CSX Corp		4.250	03/15/29	2,315,772
6,105,000		CSX Corp		3.800	11/01/46	6,409,780
5,700,000		CSX Corp		4.750	11/15/48	6,877,278
2,450,000		CSX Corp		4.250	11/01/66	2,600,810
5,925,000		Delta Air Lines, Inc		3.625	03/15/22	6,086,590
1,719,718		Delta Air Lines, Inc		4.250	07/30/23	1,839,149
2,850,000		Delta Air Lines, Inc		3.204	04/25/24	2,977,438
15,400,000		Delta Air Lines, Inc		3.404	04/25/24	16,119,237
2,649,017		Delta Air Lines, Inc		3.625	07/30/27	2,821,936
2,500,000		Kansas City Southern		4.300	05/15/43	2,726,545
2,500,000		Kansas City Southern		4.950	08/15/45	3,005,519
500,000		Norfolk Southern Corp		2.900	06/15/26	515,841
1,948,767		Northwest Airlines		7.027	11/01/19	1,955,587
6,000,000		Union Pacific Corp		4.375	09/10/38	6,925,161
5,250,000		Union Pacific Corp		4.375	11/15/65	5,854,499
5,603,093		Union Pacific Railroad Co		3.227	05/14/26	5,853,477
11,055,846		Union Pacific Railroad Co		2.695	05/12/27	11,250,001
5,000,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.380%	2.548	05/16/22	5,019,902
7,500,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.450%	2.549	04/01/23	7,521,013
10,000,000		United Parcel Service, Inc		3.750	11/15/47	10,753,940
		TOTAL TRANSPORTATION				109,429,475

UTILITIES - 8.3%
10,250,000		Arizona Public Service Co		2.600	08/15/29	10,284,017
12,500,000		Arizona Public Service Co		3.750	05/15/46	13,294,179
10,000,000		Avangrid, Inc		3.150	12/01/24	10,309,294
16,275,000		Avangrid, Inc		3.800	06/01/29	17,488,359
10,025,000		Avista Corp		4.350	06/01/48	11,784,728
300,000	g	Azure Power Energy Ltd		5.500	11/03/22	303,177
4,800,000	g	Azure Power Solar Energy Pvt Ltd		5.650	12/24/24	4,805,244
7,500,000	g	Brooklyn Union Gas Co		4.273	03/15/48	8,723,623
10,000,000	g	Brooklyn Union Gas Co		4.487	03/04/49	12,168,239
4,675,000	g	Clearway Energy Operating LLC		5.750	10/15/25	4,920,438
7,525,000	g	Consorcio Transmantaro SA		4.700	04/16/34	8,183,438
4,850,000		Dominion Energy, Inc (Step Bond)		3.071	08/15/24	4,963,244
9,574,000		DTE Electric Co		4.050	05/15/48	11,099,698
10,000,000		DTE Electric Co		3.950	03/01/49	11,473,220
12,000,000		DTE Energy Co		2.850	10/01/26	12,209,324
3,000,000	g	Electricite de France S.A.		3.625	10/13/25	3,172,581
2,000,000	i	Enbridge, Inc	LIBOR 3 M + 0.400%	2.738	01/10/20	2,000,340
5,290,000	i	Enbridge, Inc	LIBOR 3 M + 0.700%	2.819	06/15/20	5,299,371
1,796,000		Fortis, Inc		3.055	10/04/26	1,825,390
309

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,482,000		Georgia Power Co	3.250%	04/01/26	$5,664,893
13,100,000	g	Hanwha Energy USA Holdings Corp	2.375	07/30/22	13,118,060
9,350,000	g	HAT Holdings I LLC	5.250	07/15/24	9,829,188
5,000,000		Interstate Power & Light Co	4.100	09/26/28	5,511,056
7,350,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	7,755,138
5,000,000		MidAmerican Energy Co	3.100	05/01/27	5,259,939
5,246,000		MidAmerican Energy Co	3.950	08/01/47	5,984,640
1,895,000		MidAmerican Energy Co	3.650	08/01/48	2,066,937
3,225,000	g	NextEra Energy Operating Partners LP	4.250	07/15/24	3,321,750
1,000,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	1,031,250
1,875,000	g	NextEra Energy Operating Partners LP	4.500	09/15/27	1,917,188
8,008,000		NorthWestern Corp	4.176	11/15/44	9,056,871
4,100,000		ONE Gas, Inc	4.500	11/01/48	5,012,330
5,000,000	g	Pattern Energy Group, Inc	5.875	02/01/24	5,118,750
5,925,000		PSEG Power LLC	3.850	06/01/23	6,265,556
3,750,000		Public Service Co of Colorado	4.100	06/15/48	4,383,181
16,575,000		Public Service Co of Colorado	3.200	03/01/50	16,856,434
1,000,000		Public Service Co of New Hampshire	3.500	11/01/23	1,047,795
2,975,000		Public Service Co of New Hampshire	3.600	07/01/49	3,212,721
8,700,000		Public Service Electric & Gas Co	3.200	08/01/49	8,895,015
1,250,018		San Diego Gas & Electric Co	1.914	02/01/22	1,225,541
7,500,000		San Diego Gas & Electric Co	4.150	05/15/48	8,545,949
1,000,000		Sempra Energy	2.875	10/01/22	1,012,210
2,697,034	g	Solar Star Funding LLC	3.950	06/30/35	2,688,352
4,601,987	g	Solar Star Funding LLC	5.375	06/30/35	5,086,396
4,700,000		Southern California Edison Co	3.400	06/01/23	4,865,953
4,700,000		Southern California Edison Co	4.125	03/01/48	5,112,977
2,000,000		Southern Power Co	1.950	12/15/19	1,999,223
2,000,000		Southern Power Co	2.500	12/15/21	2,003,344
10,065,000		Southern Power Co	4.150	12/01/25	10,904,957
10,635,000		Southwestern Public Service Co	3.750	06/15/49	11,750,102
7,185,000	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	7,482,995
5,000,000		Tampa Electric Co	4.300	06/15/48	5,851,860
8,189,643	g	Topaz Solar Farms LLC	4.875	09/30/39	8,539,830
919,427	g	Topaz Solar Farms LLC	5.750	09/30/39	1,031,722
5,000,000		Westar Energy, Inc	2.550	07/01/26	5,042,287
		TOTAL UTILITIES			358,760,294

		TOTAL CORPORATE BONDS			1,855,271,919
		(Cost $1,765,598,830)

GOVERNMENT BONDS - 42.4%

AGENCY SECURITIES - 10.3%
10,693,750		Abay Leasing LLC	2.654	11/09/26	10,965,673
652,174		ALEX Alpha LLC	1.617	08/15/24	647,006
1,366,350		Altitude Investments 12 LLC	2.454	12/09/25	1,386,368
2,211,950		Altitude Investments 16 LLC	2.673	10/29/25	2,264,955
4,020,296		Altitude Investments 16 LLC	2.492	03/14/26	4,094,072
2,211,950		Altitude Investments 17 LLC	2.681	11/08/25	2,314,320
1,878,000		Canal Barge Co, Inc	4.500	11/12/34	2,121,143
7,074,056		CES MU2 LLC	2.166	12/16/26	7,135,113
310

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,638,043		CES MU2 LLC		1.994%	05/13/27	$3,643,815
3,072,960		Crowley Conro LLC		4.181	08/15/43	3,504,761
1,728,718		Dragon 2012 LLC		1.972	03/12/24	1,730,148
2,604,167		DY8 Leasing LLC		2.565	11/26/25	2,655,939
2,812,500		DY8 Leasing LLC		2.627	04/29/26	2,872,681
3,708,500		DY9 Leasing LLC		2.415	06/30/27	3,780,110
6,913,705		Ethiopian Leasing LLC		2.566	08/14/26	7,129,751
520,663		Excalibur One 77B LLC		1.492	01/01/25	514,633
3,027,495		Export Lease Ten Co LLC		1.650	05/07/25	3,009,059
3,315,601		Export Leasing LLC		1.859	08/28/21	3,317,064
3,722,593	g	Genesis Solar Pass Through Trust		3.875	02/15/38	4,224,115
2,014,000	j	Government Trust Certificate		0.000	04/01/21	1,951,336
4,999,999		Harar Leasing 2013 LLC		2.582	07/02/25	5,098,278
1,694,000		Hashemite Kingdom of Jordan Government AID International Bond		2.578	06/30/22	1,725,155
7,909,000		Hashemite Kingdom of Jordan Government AID International Bond		3.000	06/30/25	8,437,395
1,008,913		Helios Leasing I LLC		1.734	07/24/24	1,003,612
2,481,941		Helios Leasing II LLC		2.668	03/18/25	2,534,189
10,333,261		HNA LLC		2.291	06/30/27	10,470,658
6,654,505		HNA LLC		2.369	09/18/27	6,772,729
440,000	g	Hospital for Special Surgery		3.500	01/01/23	454,294
979,000	i	Housing and Urban Development Corp Ltd	LIBOR 6 M + 0.035%	2.082	09/15/30	978,222
6,442,000		Iraq Government AID International Bond		2.149	01/18/22	6,503,769
1,777,777	i	Jupiter Aircraft Leasing LLC	LIBOR 3 M + 0.240%	2.364	08/19/23	1,772,213
2,222,219	i	Jupiter Aircraft Leasing LLC	LIBOR 3 M + 0.240%	2.399	09/22/23	2,216,330
7,106,636		Lulwa Ltd		1.888	02/15/25	7,109,767
1,944,130		Lulwa Ltd		1.831	03/26/25	1,938,654
4,310,365		Mexican Aircraft Finance IV LLC		2.537	07/13/25	4,387,008
6,783,750		Mexican Aircraft Finance V LLC		2.329	01/14/27	6,883,288
2,235,000		Montefiore Medical Center		2.152	10/20/26	2,242,167
14,199,113		MSN 41079 and 41084 Ltd		1.717	07/13/24	14,145,763
2,330,553		MSN 41079 and 41084 Ltd		1.631	12/14/24	2,313,732
16,423,000		NCUA Guaranteed Notes		3.450	06/12/21	16,751,476
2,390,000		New York Society for the Relief of the Ruptured & Crippled		2.881	12/20/31	2,491,408
1,213,243	j	Overseas Private Investment Corp (OPIC)		0.000	11/15/19	1,355,441
3,400,000	j	OPIC		0.000	11/15/19	3,495,120
7,200,000	j	OPIC		0.000	09/30/20	7,247,753
7,500,000	j	OPIC		0.000	01/26/21	7,868,174
2,500,000	j	OPIC		0.000	01/26/21	2,540,076
3,881,000	j	OPIC		0.000	07/17/21	4,046,373
1,722,078		OPIC		2.290	09/15/26	1,738,186
1,579,217		OPIC		2.040	12/15/26	1,582,742
2,926,725		OPIC		2.740	09/15/29	3,018,674
5,057,381		OPIC		3.220	09/15/29	5,345,987
936,552		OPIC		3.280	09/15/29	992,959
15,000,000		OPIC		2.360	10/15/29	15,179,497
714,000		OPIC		4.140	05/15/30	794,525
158,090		OPIC		3.540	06/15/30	170,363
167,910		OPIC		3.370	12/15/30	179,024
9,285,714		OPIC		3.520	09/20/32	10,062,711
411,131		OPIC		3.820	12/20/32	457,596
311

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$205,566		OPIC		3.938%	12/20/32	$230,465
927,425		OPIC		3.330	05/15/33	994,301
887,830		OPIC		3.160	06/01/33	951,975
1,089,519		OPIC		2.810	07/31/33	1,135,233
871,615		OPIC		2.940	07/31/33	916,225
1,307,422		OPIC		3.250	07/31/33	1,403,061
6,600,000		OPIC		2.040	06/15/35	6,509,844
1,000,000		OPIC		3.050	06/15/35	1,064,915
3,750,000		OPIC		3.480	06/15/35	4,116,935
4,450,000		OPIC		3.590	06/15/35	4,919,140
10,000,000		OPIC		2.290	07/15/38	10,103,000
6,000,000		OPIC		2.580	07/15/38	6,216,470
7,550,000		OPIC		3.190	07/15/38	8,265,170
3,741,349		Penta Aircraft Leasing LLC		1.691	04/29/25	3,708,061
1,239,606		Phoenix LLC		1.607	07/03/24	1,229,442
3,181,815	i	Pluto Aircraft Leasing LLC	LIBOR 3 M + 0.210%	2.419	02/07/23	3,171,605
1,781,081		Portmarnock Leasing LLC		1.741	10/22/24	1,772,928
2,000,000		Private Export Funding Corp (PEFCO)		2.300	09/15/20	2,005,842
7,500,000	g	PEFCO		3.266	11/08/21	7,704,302
1,000,000		PEFCO		3.550	01/15/24	1,074,297
1,000,000		PEFCO		3.250	06/15/25	1,075,781
4,306,507		Rimon LLC		2.623	06/25/26	4,404,613
5,135,536		Safina Ltd		1.550	01/15/22	5,111,785
3,106,085		Safina Ltd		2.000	12/30/23	3,112,584
1,826,154		San Clemente Leasing LLC		3.030	11/22/22	1,860,091
3,656,043		Sandalwood LLC		2.836	07/10/25	3,760,461
5,343,448		Sandalwood LLC		2.897	07/10/25	5,496,059
3,853,407		Sandalwood LLC		2.821	02/12/26	3,959,068
6,758,599		Santa Rosa Leasing LLC		1.472	11/03/24	6,680,531
2,771,176		Tagua Leasing LLC		1.900	07/12/24	2,765,831
3,316,824		Tagua Leasing LLC		1.732	09/18/24	3,298,511
3,661,742		Tagua Leasing LLC		1.581	11/16/24	3,626,956
755,000		Tunisia Government AID International Bonds		1.416	08/05/21	747,112
2,700,000		Ukraine Government AID International Bonds		1.847	05/29/20	2,705,115
13,410,000		Ukraine Government AID International Bonds		1.471	09/29/21	13,355,988
3,567,999		Ulani MSN 35939 LLC		2.553	07/26/25	3,631,054
2,683,334		Ulani MSN 35940 LLC		2.227	05/16/25	2,705,612
3,702,392		Ulani MSN 37894		2.184	12/20/24	3,729,590
3,880,209		Union 11 Leasing LLC		2.405	01/23/24	3,921,834
1,709,877		Union 12 Leasing LLC		2.164	02/17/24	1,718,097
609,463		Union 13 Leasing LLC		1.870	06/28/24	608,318
2,639,959		Union 16 Leasing LLC		1.863	01/22/25	2,635,157
190,000		UNM Sandoval Regional Medical Center		4.500	07/20/36	195,352
3,663,000		US Department of Housing and Urban Development (HUD)		1.980	08/01/20	3,665,622
410,000		HUD		2.450	08/01/20	411,804
150,000		HUD		3.430	08/01/20	152,019
1,361,000		HUD		2.450	08/01/22	1,387,946
2,125,000		HUD		2.618	08/01/23	2,200,341
2,000,000		HUD		2.800	08/01/23	2,082,876
500,000		HUD		2.910	08/01/23	509,503
3,000,000		HUD		2.960	08/01/24	3,054,795
5,000,000		HUD		2.860	08/01/26	5,330,740
312

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
	$2,476,000		HUD		2.870%	08/01/27	$2,650,823
	494,000		HUD		5.380	08/01/27	499,510
	4,675,000		HUD		2.985	08/01/28	5,051,224
	1,931,000		HUD		3.185	08/01/29	2,081,926
	1,752,329		VCA Lease LLC		1.859	03/08/25	1,749,055
	5,340,669		VCH Lease S.A.		1.736	05/15/25	5,311,617
	4,545,001		VCK Lease S.A.		2.591	07/24/26	4,646,543
	1,333,333		VCM Lease S.A.		2.516	09/28/27	1,364,312
	809,000		Vessel Management Services, Inc		3.432	08/15/36	860,017
	285,000		Vessel Management Services, Inc		3.477	01/16/37	304,099
	1,380,423	i	Washington Aircraft 2 Co Ltd	LIBOR 3 M + 0.430%	2.543	06/26/24	1,381,483
	2,418,981		Windermere Aviation LLC		2.351	05/27/26	2,452,620
	3,557,167		Zarapito Leasing LLC		2.628	11/12/26	3,643,941
			TOTAL AGENCY SECURITIES				440,958,897

FOREIGN GOVERNMENT BONDS - 6.7%
	1,000,000		African Development Bank		2.375	09/23/21	1,011,791
	1,000,000		Asian Development Bank		1.875	08/10/22	1,005,982
	1,000,000		Asian Development Bank		2.125	03/19/25	1,024,659
	8,500,000		Asian Development Bank		1.750	08/14/26	8,532,505
	11,000,000		Asian Development Bank		3.125	09/26/28	12,258,782
	6,000,000	g	Bank Nederlandse Gemeenten NV		2.125	12/14/20	6,014,744
	116,655	g	Carpintero Finance Ltd		2.004	09/18/24	116,910
	17,500,000	g	CDP Financial, Inc		2.125	06/11/21	17,584,316
	4,900,000	g	CDP Financial, Inc		2.750	03/07/22	5,011,489
EUR	4,000,000		Chile Government International Bond		0.830	07/02/31	4,569,344
	$5,000,000	g	CPPIB Capital, Inc		2.750	11/02/27	5,304,167
	15,000,000		European Bank for Reconstruction & Development		1.625	09/27/24	14,980,146
	2,225,000		European Investment Bank		2.000	03/15/21	2,231,990
	1,250,000		European Investment Bank		2.375	05/24/27	1,310,227
	2,000,000	g	European Stability Mechanism		2.125	11/03/22	2,025,348
	11,500,000	g	European Stability Mechanism		1.375	09/11/24	11,333,707
	1,000,000		Export Development Canada		1.625	12/03/19	999,230
	5,000,000		Export Development Canada		2.000	11/30/20	5,007,436
	7,000,000		Export Development Canada		2.625	02/21/24	7,291,017
	5,000,000	i	Inter-American Development Bank	LIBOR 3 M + 0.010%	2.313	01/15/22	4,995,014
	4,430,000	i	International Bank for Reconstruction & Development	LIBOR 1 M + 0.030%	2.071	03/18/20	4,429,779
	4,750,000		International Bank for Reconstruction & Development		3.125	11/20/25	5,150,269
	2,900,000		International Bank for Reconstruction & Development		2.750	05/31/36	2,906,535
	6,000,000	g	International Development Association		2.750	04/24/23	6,225,203
	5,000,000		International Finance Corp		1.750	03/30/20	4,992,882
	5,000,000		International Finance Corp		1.546	11/04/21	4,963,316
	2,500,000		International Finance Corp		2.125	04/07/26	2,572,017
	5,000,000	i	Japan Bank for International Cooperation	LIBOR 3 M + 0.480%	2.618	06/01/20	5,013,020
	2,500,000		Japan Bank for International Cooperation		1.875	04/20/21	2,500,200
	3,000,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	3,005,880
	3,350,000	g	Japan Finance Organization for Municipalities		3.375	09/27/23	3,524,989
	2,000,000	g	Kommunalbanken AS.		2.125	02/11/25	2,042,919
	5,000,000	i	Korea Development Bank International Bond	LIBOR 3 M + 0.725%	3.028	07/06/22	5,037,399
313

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$4,500,000		Kreditanstalt fuer Wiederaufbau		2.000%	11/30/21	$4,530,487
10,000,000		Kreditanstalt fuer Wiederaufbau		1.750	09/14/29	9,995,484
2,875,000	g	Nacional Financiera SNC		3.375	11/05/20	2,892,998
1,000,000	g	Nederlandse Waterschapsbank NV		2.125	11/15/21	1,007,131
6,750,000	g	Nederlandse Waterschapsbank NV		3.125	12/05/22	7,041,739
6,000,000	g	Nederlandse Waterschapsbank NV		2.375	03/24/26	6,220,360
11,750,000		North American Development Bank		4.375	02/11/20	11,819,478
12,500,000		North American Development Bank		2.400	10/26/22	12,615,062
13,000,000	g	OMERS Finance Trust		2.500	05/02/24	13,405,897
12,500,000	g	Ontario Teachers’ Finance Trust		1.625	09/12/24	12,400,854
5,650,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	5,850,632
6,100,000	g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	6,429,400
500,000		Province of Manitoba Canada		3.050	05/14/24	527,632
12,500,000		Province of Ontario Canada		3.050	01/29/24	13,158,375
5,000,000		Province of Quebec Canada		2.750	04/12/27	5,291,189
3,500,000		Seychelles International Bond		6.500	10/11/28	3,859,135
		TOTAL FOREIGN GOVERNMENT BONDS				282,019,065

MORTGAGE BACKED - 9.1%
875,000		Federal Home Loan Mortgage Corp (FHLMC)		3.000	10/15/33	916,165
1,374,582		FHLMC		3.500	08/15/43	1,434,587
1,165,761		FHLMC		3.000	03/15/44	1,191,183
2,971,819	i	FHLMC	LIBOR 1 M + 0.300%	2.328	06/15/48	2,949,724
1,857,387	i	FHLMC		6.676	06/15/48	2,256,423
1,754,861	i	FHLMC		6.596	10/15/48	2,080,144
180,204		Federal Home Loan Mortgage Corp Gold (FGLMC)		5.000	06/01/36	199,109
1,635,327		FGLMC		5.000	08/01/44	1,804,247
279,690		FGLMC		3.500	04/01/45	295,472
5,947,463		FGLMC		3.500	08/01/45	6,299,588
1,638,782		FGLMC		3.500	10/01/45	1,726,706
1,452,252		FGLMC		4.000	12/01/45	1,551,830
3,506,267		FGLMC		3.500	08/01/46	3,696,486
10,747,365		FGLMC		3.000	01/01/47	11,017,024
7,073,704		FGLMC		3.000	02/01/47	7,242,812
6,890,100		FGLMC		3.500	02/01/47	7,145,153
384,430		FGLMC		4.500	06/01/47	415,033
590,456		FGLMC		4.000	09/01/47	629,019
19,516,307		FGLMC		3.500	03/01/48	20,522,768
2,364,711		FGLMC		4.000	03/01/48	2,526,031
902,202		FGLMC		4.000	07/01/48	962,514
3,995,229		FGLMC		4.500	08/01/48	4,322,283
3,000,000		Federal National Mortgage Association (FNMA)		1.625	01/21/20	2,997,400
5,000,000	i	FNMA		2.894	02/25/27	5,204,959
10,000,000	i	FNMA		3.436	06/25/28	10,831,185
722,203		FNMA		3.500	05/01/32	750,565
196,040		FNMA		5.500	11/01/38	221,279
862,668		FNMA		5.000	09/01/40	953,466
761,194		FNMA		5.000	04/01/41	843,790
991,013		FNMA		3.000	04/25/43	1,015,039
1,654,582	i	FNMA		3.932	09/25/43	299,736
1,526,558		FNMA		4.000	01/01/44	1,631,190
96,409		FNMA		4.500	06/01/44	104,112
314

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$523,168		FNMA	4.500%	06/01/44	$564,697
247,147		FNMA	4.500	08/01/44	266,648
516,200		FNMA	4.500	11/01/44	557,395
1,267,707		FNMA	4.000	01/01/45	1,349,480
406,884		FNMA	3.000	02/25/45	424,245
781,122		FNMA	3.000	02/25/45	796,243
545,139		FNMA	4.500	03/01/45	588,204
785,615		FNMA	3.000	03/25/45	808,819
2,918,418		FNMA	3.500	04/25/45	3,041,295
2,008,553		FNMA	4.000	06/01/45	2,145,499
2,197,370		FNMA	4.000	12/01/45	2,345,910
4,250,298		FNMA	3.000	12/25/45	4,378,018
1,398,315		FNMA	3.500	01/01/46	1,472,479
298,970		FNMA	4.000	01/01/46	319,286
394,438		FNMA	4.000	03/01/46	420,937
2,172,748		FNMA	3.500	06/01/46	2,288,021
2,506,272	h	FNMA	3.500	07/01/46	2,637,209
14,372,557		FNMA	3.000	10/01/46	14,505,816
18,427,788		FNMA	3.000	11/01/46	18,878,845
2,423,005		FNMA	3.500	12/01/46	2,517,905
10,925,165		FNMA	3.500	01/01/47	11,310,658
851,660		FNMA	3.000	04/25/47	878,332
43,521		FNMA	4.500	05/01/47	47,035
9,876,498		FNMA	3.500	08/01/47	10,282,712
1,088,307		FNMA	3.000	11/01/47	1,098,355
8,580,636		FNMA	3.500	11/01/47	9,058,760
11,340,987		FNMA	4.000	12/01/47	12,110,719
2,314,493		FNMA	4.500	01/01/48	2,503,267
424,317		FNMA	4.500	02/01/48	458,835
4,493,666		FNMA	3.000	02/25/48	4,664,856
1,239,799		FNMA	4.000	03/01/48	1,323,642
1,886,946		FNMA	4.500	03/01/48	2,040,446
19,727,184		FNMA	4.000	04/01/48	20,624,587
1,670,084		FNMA	4.500	05/01/48	1,805,949
1,248,800		FNMA	4.500	05/01/48	1,350,395
60,126		FNMA	5.000	06/01/48	64,481
13,248,433		FNMA	4.500	07/01/48	13,969,802
16,193,479		FNMA	4.000	08/01/48	16,806,280
568,949		FNMA	5.000	08/01/48	625,664
5,646,550		FNMA	4.000	09/01/48	5,876,748
3,000,000	h	FNMA	3.500	10/25/48	3,077,813
30,667,000		FNMA	3.000	11/01/48	31,296,113
917,601		FNMA	4.500	11/01/48	968,295
2,405,097		FNMA	3.000	11/25/48	339,453
6,700,166	h	FNMA	4.000	12/01/48	6,964,423
19,637,888		FNMA	4.500	12/01/48	20,672,948
905,124		FNMA	5.000	06/01/49	971,943
902,538		FNMA	3.000	08/01/49	930,780
3,892,000	h	FNMA	4.000	10/01/49	4,046,821
734,510		Government National Mortgage Association (GNMA)	2.690	06/15/33	742,613
62,495		GNMA	5.000	06/20/42	69,184
1,708,614	†	GNMA	4.000	06/20/46	226,275
315

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,451,182		GNMA	3.000%	09/20/47	$3,554,972
4,861,159		GNMA	3.000	12/20/47	4,995,890
11,295,139		GNMA	3.500	12/20/47	11,732,332
2,961,042		GNMA	3.000	01/20/48	3,043,089
10,163,779		GNMA	3.500	01/20/48	10,552,904
2,804,182		GNMA	3.500	01/20/49	2,963,515
3,328,237		GNMA	4.000	07/20/49	3,470,959
		TOTAL MORTGAGE BACKED			393,865,818

MUNICIPAL BONDS - 9.3%
2,070,000		American Municipal Power, Inc	5.514	02/15/21	2,095,668
3,000,000		Antelope Valley-East Kern Water Agency Financing Authority	4.326	06/01/36	3,241,680
4,800,000		Bay Area Water Supply & Conservation Agency	3.994	10/01/34	5,609,184
2,000,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	2,099,760
2,000,000		California Housing Finance Agency	2.966	08/01/22	2,053,480
500,000		Chelan County Public Utility District No	3.603	07/01/21	514,370
5,000,000		Chicago Board of Education	5.000	12/01/20	5,163,350
10,000,000		Chicago Housing Authority	4.361	01/01/38	11,582,000
16,465,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	22,277,804
1,000,000		Chicago Park District	4.095	01/01/26	1,083,030
625,000		Chula Vista Municipal Financing Authority	3.775	12/01/33	672,231
1,350,000		Chula Vista Municipal Financing Authority	3.975	12/01/38	1,442,812
740,000		Chula Vista Municipal Financing Authority	4.075	12/01/41	791,600
4,300,000		Chula Vista Municipal Financing Authority	4.275	12/01/48	4,607,321
3,500,000		City & County Honolulu HI Wastewater System Revenue	3.200	07/01/26	3,728,865
1,580,000		City & County of Honolulu HI	1.506	10/01/20	1,574,359
950,000		City & County of Honolulu HI	2.141	10/01/23	957,676
1,000,000		City & County of Honolulu HI	2.368	10/01/24	1,018,380
5,730,000		City & County of Honolulu HI	3.944	09/01/34	6,349,241
935,000		City & County of San Francisco CA	3.700	04/01/34	1,005,377
440,000		City & County of San Francisco CA	3.750	04/01/35	472,784
4,655,000		City & County of San Francisco CA	3.750	09/01/37	4,956,691
5,835,000		City & County of San Francisco CA	3.900	04/01/42	6,222,561
5,000,000		City & County of San Francisco CA	4.000	09/01/48	5,294,500
4,610,000		City & County of San Francisco CA Community Facilities District	4.221	09/01/39	5,078,837
8,760,000		City of Austin TX Electric Utility Revenue	2.677	11/15/25	9,131,424
3,000,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	3,000,480
2,490,000		City of Chicago IL	7.750	01/01/42	3,203,061
510,000		City of Chicago IL	7.750	01/01/42	587,336
2,000,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	2,031,960
5,340,000	h	City of Conway AR Wasterwater Department	3.168	10/01/37	5,353,777
2,000,000		City of Florence SC	4.250	12/01/34	2,163,540
12,425,000		City of Houston TX Combined Utility System Revenue	3.828	05/15/28	13,645,259
250,000		City of Houston TX Utility System Revenue	2.563	05/15/20	250,993
1,800,000		City of Kaukauna WI Electric System Revenue	2.750	12/15/32	1,782,378
1,725,000		City of Kaukauna WI Electric System Revenue	2.800	12/15/33	1,707,733
316

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,800,000		City of Kaukauna WI Electric System Revenue		2.850%	12/15/34	$1,779,246
1,945,000		City of Kaukauna WI Electric System Revenue		2.900	12/15/35	1,921,621
5,000,000		City of Los Angeles CA		3.320	09/01/24	5,334,450
4,000,000		City of Los Angeles CA		3.500	09/01/37	4,197,480
9,060,000		City of Los Angeles CA		3.880	09/01/38	9,802,920
5,000,000		City of New York NY		3.250	12/01/23	5,271,100
3,075,000		City of Norfolk VA		3.000	10/01/35	3,067,405
2,000,000		City of San Angelo TX Water & Sewer Revenue		4.401	02/15/46	2,089,580
3,955,000		City of San Francisco CA Public Utilities Commission Water Revenue		2.400	11/01/22	4,015,195
5,000,000		City of San Francisco CA Public Utilities Commission Water Revenue		4.185	11/01/46	5,358,150
1,140,000		City of San Juan Capistrano CA		4.090	08/01/36	1,234,745
885,000		City of San Juan Capistrano CA		4.190	08/01/40	959,375
345,000		Commonwealth Financing Authority		2.428	06/01/20	345,718
355,000		Commonwealth Financing Authority		2.675	06/01/21	358,429
2,730,000		Commonwealth Financing Authority		3.864	06/01/38	3,034,804
12,000,000	i	Connecticut Housing Finance Authority	SOFR + 0.650%	2.500	05/15/49	12,031,560
5,000,000		County of Alameda CA		3.820	08/01/38	5,418,850
1,500,000		County of Miami-Dade FL Aviation Revenue		2.218	10/01/22	1,497,675
2,730,000		County of Saline AR		4.000	06/01/37	2,857,054
1,085,000		District of Columbia Water & Sewer Authority		4.814	10/01/14	1,530,751
2,940,000		Erie Sewer Authority		4.663	12/01/32	3,387,968
1,125,000		Erie Sewer Authority		4.713	12/01/33	1,274,951
3,315,000		Erie Sewer Authority		4.743	12/01/34	3,759,575
1,550,000	g	Finance Authority of Maine		5.375	12/15/33	1,649,743
500,000		Finance Authority of Maine		5.250	06/15/34	508,050
1,790,000		Honolulu City & County Board of Water Supply		3.760	07/01/30	1,894,966
2,845,000		Jackson County Industrial Development Authority		4.250	05/01/39	3,087,849
2,000,000		Kern County Water Agency Improvement District No 4		4.276	05/01/36	2,276,000
1,000,000		Lavaca-Navidad River Authority		4.430	08/01/35	1,060,410
3,535,000		Maryland Community Development Administration Housing Revenue		3.797	03/01/39	3,697,044
3,000,000		Massachusetts St. Water Pollution Abatement		5.192	08/01/40	3,554,430
500,000		Michigan Finance Authority		5.000	07/01/22	540,445
2,500,000		New York City Housing Development Corp		3.720	11/01/39	2,649,675
945,000		New York State Energy Research & Development Authority		4.577	04/01/35	1,066,820
2,115,000		New York State Environmental Facilities Corp		3.420	07/15/26	2,296,996
7,500,000		New York Transportation Development Corp		5.000	01/01/26	8,839,125
1,500,000	g	Ohio Air Quality Development Authority		4.250	01/15/38	1,621,725
1,500,000	g	Ohio Air Quality Development Authority		4.500	01/15/48	1,624,980
12,900,000		Ohio State Water Development Authority		4.879	12/01/34	15,392,925
317

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$250,000		Oklahoma Water Resources Board		3.071%	04/01/22	$257,495
5,000,000	g	Oregon State Business Development Commission		6.500	04/01/31	4,714,550
2,000,000		Oregon State Business Development Commission		11.500	04/01/31	2,146,740
5,000,000		Palm Beach County Solid Waste Authority		2.436	10/01/23	5,091,100
2,665,000		Papio-Missouri River Natural Resource District		2.198	12/15/25	2,670,410
2,080,000		Papio-Missouri River Natural Resource District		2.318	12/15/26	2,087,280
3,250,000		Papio-Missouri River Natural Resource District		2.482	12/15/27	3,257,118
3,290,000		Papio-Missouri River Natural Resource District		2.602	12/15/28	3,298,061
2,225,000		Pend Oreille County Public Utility District No Box Canyon		5.000	01/01/30	2,349,778
100,000	g	Pennsylvania Economic Development Financing Authority		5.750	06/01/36	106,791
1,735,000	g	Public Finance Authority		9.000	06/01/29	1,744,976
3,350,000		Sacramento Area Flood Control Agency		2.224	10/01/20	3,357,069
440,000		San Francisco City & County Redevelopment Agency		3.113	08/01/22	453,046
1,000,000		San Francisco City & County Redevelopment Agency		3.533	08/01/25	1,077,260
1,000,000		San Francisco City & County Redevelopment Agency		4.375	08/01/44	1,093,760
2,500,000		Sangamon County Water Reclamation District		2.907	01/01/34	2,483,850
2,050,000		Sangamon County Water Reclamation District		3.272	01/01/37	2,036,306
1,900,000		Santa Cruz County Capital Financing Authority		3.375	06/01/31	2,004,956
1,465,000		Santa Cruz County Capital Financing Authority		3.625	06/01/35	1,550,585
1,000,000		South Davis Sewer District		4.125	12/01/32	1,074,770
1,100,000		South Davis Sewer District		4.500	12/01/37	1,198,549
1,000,000		State of California		1.800	04/01/20	999,930
2,665,000		State of California		2.367	04/01/22	2,698,659
2,780,000		State of California		2.250	10/01/23	2,816,223
5,595,000		State of California		4.600	04/01/38	6,234,173
2,480,000		State of California		4.988	04/01/39	2,725,247
5,000,000		State of California		2.193	04/01/47	4,999,750
10,000,000	i	State of California	LIBOR 1 M + 0.780%	2.862	04/01/47	10,028,100
1,000,000		State of Texas		1.737	08/01/22	998,280
2,475,000		State of Texas		2.749	10/01/23	2,569,100
1,000,000		State of Texas		3.576	08/01/34	1,037,290
1,000,000		State of Texas		3.726	08/01/43	1,038,020
1,650,000		Syracuse Industrial Development Agency		5.000	01/01/36	1,702,107
1,000,000		Texas Water Development Board		3.500	10/15/37	1,057,980
7,500,000		Texas Water Development Board		4.190	10/15/43	8,270,550
3,000,000		Texas Water Development Board		3.700	10/15/47	3,160,230
3,000,000		Texas Water Development Board		4.648	04/15/50	3,277,590
500,000		University of California		2.676	05/15/21	506,510
1,230,000		University of Cincinnati		3.500	06/01/32	1,300,528
318

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000		University of New Mexico	3.532%	06/20/32	$2,125,560
1,500,000		Upper Santa Clara Valley Joint Powers Authority	3.750	08/01/38	1,610,700
4,400,000		Upper Santa Clara Valley Joint Powers Authority	3.875	08/01/48	4,650,844
5,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/42	5,421,200
1,000,000	g	Warm Springs Reservation Confederated Tribe	3.300	11/01/27	1,007,570
1,250,000	g	Warm Springs Reservation Confederated Tribe	3.550	11/01/32	1,268,550
655,000		Washington County Clean Water Services	4.828	10/01/22	707,197
530,000		Washington County Clean Water Services	5.078	10/01/24	603,161
2,000,000	g	Washington Economic Development Finance Authority	7.500	01/01/32	2,056,500
3,000,000		Water Works Board of the City of Birmingham	1.788	01/01/20	2,999,190
2,005,000		Water Works Board of the City of Birmingham	2.392	01/01/23	2,031,907
250,000		West Virginia Water Development Authority	5.000	11/01/21	268,133
1,500,000		Yuba City Public Financing Authority	4.320	06/01/42	1,636,350
1,000,000		Yuba Levee Financing Authority	3.170	09/01/22	1,025,070
		TOTAL MUNICIPAL BONDS			401,927,936

U.S. TREASURY SECURITIES - 7.0%
2,500,000		United States Treasury Bond	3.125	05/15/48	3,041,113
20,344,800	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	20,606,062
1,795,000		United States Treasury Note	2.500	01/31/21	1,811,968
3,600,000		United States Treasury Note	2.250	04/30/21	3,628,828
2,500,000		United States Treasury Note	1.500	09/30/21	2,493,848
685,000		United States Treasury Note	1.500	09/15/22	683,743
1,092,000		United States Treasury Note	1.875	08/31/24	1,108,209
41,395,000		United States Treasury Note	1.500	09/30/24	41,296,363
1,395,000		United States Treasury Note	2.250	10/31/24	1,440,937
11,000,000		United States Treasury Note	2.875	04/30/25	11,751,094
17,040,000		United States Treasury Note	2.750	06/30/25	18,111,656
14,250,000		United States Treasury Note	2.750	08/31/25	15,167,344
34,685,000		United States Treasury Note	1.875	07/31/26	35,256,761
18,195,000		United States Treasury Note	1.625	09/30/26	18,198,554
31,145,000		United States Treasury Note	1.625	08/15/29	31,009,957
2,500,000		United States Treasury Note	3.000	02/15/49	2,983,203
80,969,000		United States Treasury Note	2.875	05/15/49	94,512,330
		TOTAL U.S. TREASURY SECURITIES			303,101,970

		TOTAL GOVERNMENT BONDS			1,821,873,686
		(Cost $1,768,369,353)
319

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
STRUCTURED ASSETS - 11.9%

ASSET BACKED - 4.1%
$150,000		AmeriCredit Automobile Receivables Trust		3.340%	08/08/21	$150,476
		Series - 2015 3 (Class D)
5,000,000	g,i	AREIT Trust	LIBOR 1 M + 1.020%	3.048	09/14/36	5,000,000
		Series - 2019 CRE3 (Class A)
121,307	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.900%	3.386	08/25/34	120,496
		Series - 2004 HE5 (Class M1)
350,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.650%	2.694	02/28/41	346,217
		Series - 2006 A (Class M3)
961,471	g	Capital Automotive REIT		3.660	10/15/44	963,052
		Series - 2014 1A (Class A)
948,326	g	Capital Automotive REIT		3.870	04/15/47	957,232
		Series - 2017 1A (Class A1)
261,323	i	C-BASS Trust	LIBOR 1 M + 0.080%	2.098	07/25/36	258,326
		Series - 2006 CB6 (Class A1)
1,447,025	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	2.603	04/07/52	0
		Series - 2007 1A (Class A2)
90,000	i	Citigroup Mortgage Loan Trust, Inc	LIBOR 1 M + 0.750%	2.768	01/25/36	89,830
		Series - 2006 WFH1 (Class M4)
982,500	g	DB Master Finance LLC		3.629	11/20/47	1,006,119
		Series - 2017 1A (Class A2I)
1,870,313	g	DB Master Finance LLC		3.787	05/20/49	1,926,048
		Series - 2019 1A (Class A2I)
870,750	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	911,536
		Series - 2015 1A (Class A2II)
3,038,000	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	3,048,299
		Series - 2017 1A (Class A2II)
790,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	820,115
		Series - 2018 1A (Class A2I)
871,801	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	3.118	05/25/37	877,368
		Series - 2007 2 (Class A2C)
7,789,000	g	GSCG Trust		2.936	09/06/34	7,943,576
		Series - 2019 600C (Class A)
1,012,407	g	HERO Funding Trust		3.840	09/21/40	1,036,800
		Series - 2015 1A (Class A)
351,242	g	HERO Funding Trust		3.990	09/21/40	365,894
		Series - 2014 2A (Class A)
1,979,072	g	HERO Funding Trust		3.750	09/20/41	2,046,518
		Series - 2016 2A (Class A)
1,237,375	g	HERO Funding Trust		4.050	09/20/41	1,291,952
		Series - 2016 1A (Class A)
3,833,518	g	HERO Funding Trust		3.080	09/20/42	3,895,636
		Series - 2016 3A (Class A1)
3,779,873	g	HERO Funding Trust		3.910	09/20/42	3,909,158
		Series - 2016 3A (Class A2)
372,522	g	HERO Funding Trust		4.500	09/21/42	377,564
		Series - 2016 1R (Class A1)
3,617,050	g	HERO Funding Trust		3.570	09/20/47	3,720,385
		Series - 2016 4A (Class A1)
320

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,914,274	g	HERO Funding Trust		3.710%	09/20/47	$3,032,657
		Series - 2017 1A (Class A1)
5,766,895	g	HERO Funding Trust		3.190	09/20/48	5,886,334
		Series - 2017 3A (Class A1)
5,014,315	g	HERO Funding Trust		3.950	09/20/48	5,244,621
		Series - 2017 3A (Class A2)
1,795,758	g	HERO Funding Trust		4.070	09/20/48	1,859,011
		Series - 2017 2A (Class A2)
7,764,091	g	HERO Funding Trust		4.670	09/20/48	8,202,162
		Series - 2018 1A (Class A2)
58,610	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	58,901
		Series - 2003 1 (Class M1)
1,750,000	g	Houston Galleria Mall Trust		3.087	03/05/37	1,812,913
		Series - 2015 HGLR (Class A1A2)
361,002	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.320%	2.338	03/25/37	353,800
		Series - 2007 CH3 (Class A1B)
1,986,697	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	2.178	06/25/37	1,958,334
		Series - 2007 CH5 (Class A1)
5,000,000	g,i	MAD Mortgage Trust		3.600	08/15/34	5,114,932
		Series - 2017 330M (Class C)
67,537	i	Morgan Stanley ABS Capital I, Inc Trust	LIBOR 1 M + 0.825%	2.843	08/25/34	67,407
		Series - 2004 HE6 (Class M1)
4,239,708	g	Mosaic Solar Loans LLC		3.820	06/22/43	4,330,604
		Series - 2017 2A (Class A)
864,675	g	MVW Owner Trust		2.420	12/20/34	865,949
		Series - 2017 1A (Class A)
3,064,043	g,i	Navient Student Loan Trust	LIBOR 1 M + 0.250%	2.268	06/27/67	3,060,566
		Series - 2018 4A (Class A1)
45,995	g,i	Orange Lake Timeshare Trust		3.030	07/09/29	45,787
		Series - 2014 AA (Class B)
2,198,000	g	Progress Residential Trust		2.897	12/17/34	2,213,196
		Series - 2017 SFR2 (Class A)
4,000,000		PSNH Funding LLC		3.506	08/01/28	4,304,133
		Series - 2018 1 (Class A2)
250,000	i	RASC Trust	LIBOR 1 M + 0.590%	3.080	08/25/35	250,424
		Series - 2005 KS8 (Class M4)
1,516,379	g	Renew		3.670	09/20/52	1,573,394
		Series - 2017 1A (Class A)
3,828,975	g	Renew		3.950	09/20/53	4,001,948
		Series - 2018 1 (Class A)
98,002	g	SolarCity LMC		4.800	11/20/38	103,645
		Series - 2013 1 (Class A)
3,566,820	g	SolarCity LMC		4.590	04/20/44	3,641,538
		Series - 2014 1 (Class A)
755,362	g	SolarCity LMC		4.020	07/20/44	762,569
		Series - 2014 2 (Class A)
1,016,585	g	SolarCity LMC		4.800	09/20/48	1,056,000
		Series - 2016 A (Class A)
376,698	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	3.600	04/25/35	373,466
		Series - 2005 7XS (Class 2A1A)
4,864,175	g	Sunrun Athena Issuer LLC		5.310	04/30/49	5,334,764
		Series - 2018 1 (Class A)
321

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$18,339,200	g	Sunrun Callisto Issuer LLC		3.980%	06/30/54	$18,855,472
		Series - 2019 1A (Class A)
9,738,588	g	TES LLC		4.330	10/20/47	9,924,086
		Series - 2017 1A (Class A)
2,500,000	g	TES LLC		7.740	10/20/47	2,483,776
		Series - 2017 1A (Class B)
3,615,041	g	TES LLC		4.120	02/20/48	3,696,160
		Series - 2017 2A (Class A)
201,639	g	Tesla Auto Lease Trust		2.320	12/20/19	201,646
		Series - 2018 A (Class A)
15,862,733	g	Tesla Auto Lease Trust		3.710	08/20/21	16,118,009
		Series - 2018 B (Class A)
5,145,844		Toyota Auto Receivables Owner Trust		1.520	08/16/21	5,137,847
		Series - 2016 B (Class A4)
498,746	g	Tricon American Homes Trust		2.928	01/17/36	505,761
		Series - 2017 SFR2 (Class A)
4,940,463	g	Vivint Colar Financing V LLC		4.730	04/30/48	5,257,795
		Series - 2018 1A (Class A)
4,459,343	g	Vivint Colar Financing V LLC		7.370	04/30/48	4,625,757
		Series - 2018 1A (Class B)
1,473,750	g	Wendys Funding LLC		3.573	03/15/48	1,497,094
		Series - 2018 1A (Class A2I)
		TOTAL ASSET BACKED				174,875,055

OTHER MORTGAGE BACKED - 7.8%
3,000,000	g,i	20 Times Square Trust		3.203	05/15/35	3,078,016
		Series - 2018 20TS (Class B)
700,357	g,i	Agate Bay Mortgage Trust		3.500	11/25/44	704,003
		Series - 2014 3 (Class A13)
92,279	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	91,968
		Series - 2015 6 (Class A9)
175,681	i	Alternative Loan Trust	LIBOR 1 M + 0.500%	2.518	06/25/34	178,325
		Series - 2004 8CB (Class M1)
5,000,000	g	BBCMS Trust		3.593	09/15/32	5,168,057
		Series - 2015 MSQ (Class A)
2,500,000	g	BBCMS Trust		3.894	09/15/32	2,583,818
		Series - 2015 MSQ (Class B)
4,500,000	g	BBCMS Trust		4.798	08/10/35	5,011,195
		Series - 2015 SRCH (Class C)
5,000,000	g,i	BBCMS Trust		4.409	08/05/38	4,659,982
		Series - 2018 CHRS (Class E)
2,000,000		BENCHMARK Mortgage Trust		3.419	08/15/52	2,119,276
		Series - 2019 B12 (Class AS)
8,750,000	g,i	BENCHMARK Mortgage Trust		4.030	03/15/62	9,289,000
		Series - 2019 B10 (Class 3CCA)
2,500,000	g	BWAY Mortgage Trust		3.342	01/10/35	2,566,949
		Series - 2015 1740 (Class C)
2,000,000	i	CD Mortgage Trust		3.879	11/10/49	2,135,926
		Series - 2016 CD2 (Class B)
1,500,000	g	Citigroup Commercial Mortgage Trust		4.350	05/10/36	1,566,481
		Series - 2019 PRM (Class D)
5,000,000	i	Citigroup Commercial Mortgage Trust		3.758	04/10/48	5,219,902
		Series - 2015 GC29 (Class B)
322

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$10,000,000		Citigroup Commercial Mortgage Trust		3.018%	08/10/56	$10,266,651
		Series - 2019 GC41 (Class AS)
2,250,000	g,i	Cityline Commercial Mortgage Trust		2.871	11/10/31	2,305,322
		Series - 2016 CLNE (Class A)
5,250,000	g	COMM Mortgage Trust		2.681	08/10/29	5,278,711
		Series - 2016 GCT (Class A)
270,000	g	COMM Mortgage Trust		3.086	08/10/29	272,266
		Series - 2016 GCT (Class B)
5,000,000	g,i	COMM Mortgage Trust		3.712	10/10/29	5,190,700
		Series - 2017 PANW (Class C)
2,815,000	g	COMM Mortgage Trust		4.353	08/10/30	3,015,540
		Series - 2013 300P (Class A1)
2,000,000		COMM Mortgage Trust		4.701	03/10/47	2,134,543
		Series - 2014 UBS2 (Class B)
3,000,000	i	COMM Mortgage Trust		5.137	03/10/47	3,175,035
		Series - 2014 UBS2 (Class C)
3,300,000	i	COMM Mortgage Trust		4.703	08/10/47	3,573,382
		Series - 2014 CR19 (Class B)
2,000,000	g,i	COMM Mortgage Trust		4.906	08/10/47	1,997,793
		Series - 2014 CR19 (Class D)
3,500,000	g,i	COMM Mortgage Trust		4.254	03/10/48	3,484,711
		Series - 2015 CR22 (Class D)
4,000,000	i	COMM Mortgage Trust		4.392	05/10/48	4,029,775
		Series - 2015 CR23 (Class D)
769,025	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	4.618	05/25/24	801,832
		Series - 2014 C02 (Class 1M2)
1,991,402	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	5.018	07/25/24	2,090,842
		Series - 2014 C03 (Class 1M2)
282,262	i	Connecticut Avenue Securities	LIBOR 1 M + 5.000%	7.018	11/25/24	301,773
		Series - 2014 C04 (Class 2M2)
3,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	6.268	01/25/29	3,168,678
		Series - 2016 C04 (Class 1M2)
2,076,655	i	Connecticut Avenue Securities	LIBOR 1 M + 4.450%	6.468	01/25/29	2,186,346
		Series - 2016 C05 (Class 2M2)
1,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	6.268	04/25/29	1,068,879
		Series - 2016 C06 (Class 1M2)
411,094	i	Connecticut Avenue Securities	LIBOR 1 M + 1.150%	3.168	09/25/29	411,735
		Series - 2017 C02 (Class 2M1)
591,789	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	2.868	11/25/29	592,084
		Series - 2017 C04 (Class 2M1)
2,140,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	4.218	01/25/30	2,163,629
		Series - 2017 C05 (Class 1M2A)
1,003,664	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	2.618	07/25/30	1,003,265
		Series - 2018 C01 (Class 1M1)
881,771	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	2.698	10/25/30	881,895
		Series - 2018 C03 (Class 1M1)
1,040,000	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	2.868	10/25/30	1,042,012
		Series - 2018 C03 (Class 1EA2)
154,709	i	Connecticut Avenue Securities	LIBOR 1 M + 0.720%	2.738	01/25/31	154,769
		Series - 2018 C05 (Class 1M1)
3,316,272	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	2.868	07/25/31	3,319,189
		Series - 2019 R01 (Class 2M1)
323

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$505,000	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.450%	4.468%	07/25/31	$509,387
		Series - 2019 R01 (Class 2M2)
2,235,000	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.150%	4.168	09/25/31	2,245,674
		Series - 2019 R03 (Class 1M2)
122,598	i	Countrywide Home Loan Mortgage Pass Through Trust		4.114	11/20/34	125,629
		Series - 2004 HYB6 (Class A2)
5,000,000	g,i	CSAIL Commercial Mortgage Trust		3.800	06/15/37	5,317,783
		Series - 2017 C8 (Class 85BB)
5,000,000	g,i	CSMC Trust		3.854	11/10/32	5,302,864
		Series - 2017 CALI (Class B)
10,000,000	g,i	CSMC Trust		3.904	11/10/32	10,522,312
		Series - 2017 CALI (Class C)
790,000	g,i	CSMC Trust		3.938	11/15/34	826,948
		Series - 2015 GLPB (Class B)
335,000	g,i	CSMC Trust	LIBOR 1 M + 0.650%	2.668	05/25/36	334,031
		Series - 2006 CF2 (Class M3)
1,096,859	g,i	CSMC Trust		3.500	02/25/48	1,099,816
		Series - 2018 J1 (Class A11)
349,507	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	2.753	12/25/35	348,259
		Series - 2005 2 (Class M2)
3,921,099	g,i	FirstKey Mortgage Trust		3.500	11/25/44	3,953,113
		Series - 2014 1 (Class A8)
284,219	g,i	Flagstar Mortgage Trust		4.000	09/25/48	286,187
		Series - 2018 5 (Class A11)
3,600,000	g	GRACE Mortgage Trust		3.369	06/10/28	3,655,257
		Series - 2014 GRCE (Class A)
7,500,000	g,i	GS Mortgage Securities Corp	LIBOR 1 M + 0.900%	2.928	06/15/36	7,506,997
		Series - 2019 SOHO (Class A)
3,000,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.090%	3.118	10/15/31	2,999,113
		Series - 2018 HART (Class A)
3,500,000	g,i	GS Mortgage Securities Trust		5.353	12/10/43	3,602,613
		Series - 2010 C2 (Class D)
1,140,200	g,i	GS Mortgage Securities Trust		4.285	02/10/46	1,185,237
		Series - 2013 GC10 (Class C)
2,000,000	g	GS Mortgage Securities Trust		3.000	02/10/52	1,854,015
		Series - 2019 GC38 (Class D)
479,004	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	2.677	08/19/45	477,442
		Series - 2005 11 (Class 2A1A)
3,500,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	3,602,647
		Series - 2016 10HY (Class A)
2,500,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	2,572,278
		Series - 2016 10HY (Class B)
5,000,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	5,088,027
		Series - 2016 10HY (Class C)
2,500,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	2,479,435
		Series - 2016 10HY (Class E)
17,500,000	g,i	Hudson Yards Mortgage Trust		3.558	07/10/39	18,222,178
		Series - 2019 30HY (Class D)
21,927	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.678	03/25/35	21,952
		Series - 2004 11 (Class 2A1)
324

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,600,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	4.201%	01/15/46	$1,638,235
		Series - 2013 C13 (Class D)
498,893	g,i	JP Morgan Mortgage Trust	3.589	12/25/44	496,876
		Series - 2015 1 (Class B1)
81,276	g,i	JP Morgan Mortgage Trust	3.500	05/25/45	81,092
		Series - 2015 3 (Class A19)
946,343	g,i	JP Morgan Mortgage Trust	3.500	10/25/45	946,351
		Series - 2015 6 (Class A13)
168,317	g,i	JP Morgan Mortgage Trust	3.500	05/25/46	167,834
		Series - 2016 1 (Class A13)
169,902	g,i	JP Morgan Mortgage Trust	3.500	01/25/47	172,232
		Series - 2017 1 (Class A3)
1,393,179	g,i	JP Morgan Mortgage Trust	3.500	05/25/47	1,411,445
		Series - 2017 2 (Class A5)
220,146	g,i	JP Morgan Mortgage Trust	3.500	05/25/47	220,336
		Series - 2017 2 (Class A13)
461,943	g,i	JP Morgan Mortgage Trust	3.500	09/25/48	484,791
		Series - 2018 3 (Class A13)
146,091	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	153,353
		Series - 2018 4 (Class A13)
609,953	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	640,402
		Series - 2018 5 (Class A13)
431,167	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	433,154
		Series - 2018 8 (Class A5)
317,395	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	323,606
		Series - 2018 8 (Class A13)
921,053	g,i	JP Morgan Mortgage Trust	4.000	02/25/49	932,602
		Series - 2018 9 (Class A13)
1,243,158	g,i	JP Morgan Mortgage Trust	4.000	05/25/49	1,267,642
		Series - 2019 1 (Class A15)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.612	09/15/47	2,127,969
		Series - 2014 C23 (Class C)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.486	02/15/48	1,042,650
		Series - 2015 C27 (Class C)
1,000,000	g	Ladder Capital Commercial Mortgage Securities	3.575	02/15/36	1,052,195
		Series - 2013 GCP (Class A1)
10,000,000	g	Liberty Street Trust	3.597	02/10/36	10,735,277
		Series - 2016 225L (Class A)
5,000,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	4.919	11/15/46	5,419,509
		Series - 2013 C13 (Class B)
1,926,539	g	Morgan Stanley Bank of America Merrill Lynch Trust	4.750	12/15/46	2,074,318
		Series - 2014 C19 (Class LNC3)
5,000,000	g	Morgan Stanley Capital I Trust	3.350	07/13/29	5,087,387
		Series - 2014 CPT (Class A)
5,500,000	g,i	Morgan Stanley Capital I Trust	3.516	07/13/29	5,584,499
		Series - 2014 CPT (Class AM)
1,240,000	g,i	Morgan Stanley Capital I Trust	3.560	07/13/29	1,258,905
		Series - 2014 CPT (Class B)
325

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$8,530,000	g,i	Morgan Stanley Capital I Trust		3.560%	07/13/29	$8,637,810
		Series - 2014 CPT (Class C)
5,000,000	g	Morgan Stanley Capital I Trust		2.695	01/11/32	4,994,980
		Series - 2013 WLSR (Class A)
212,656	†,i	Morgan Stanley Capital I Trust		6.459	12/12/49	131,847
		Series - 2007 IQ16 (Class AJFX)
2,500,000	g,i	MSDB Trust		3.427	07/11/39	2,629,860
		Series - 2017 712F (Class A)
3,600,000	g,i	MSDB Trust		3.568	07/11/39	3,737,644
		Series - 2017 712F (Class B)
3,450,000	g,i	Natixis Commercial Mortgage Securities Trust		3.917	11/15/32	3,594,480
		Series - 2018 285M (Class A)
1,050,000	g,i	Natixis Commercial Mortgage Securities Trust		3.917	11/15/32	1,082,217
		Series - 2018 285M (Class C)
10,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 0.784%	2.811	07/15/33	10,003,084
		Series - 2018 850T (Class A)
150,997	i	New York Mortgage Trust	LIBOR 1 M + 0.480%	2.498	02/25/36	151,379
		Series - 2005 3 (Class A1)
17,750,000	g	One Bryant Park Trust		2.516	09/13/49	17,843,697
		Series - 2019 OBP (Class A)
2,000,000	g	One Market Plaza Trust		3.614	02/10/32	2,071,848
		Series - 2017 1MKT (Class A)
886,478	g,i	Sequoia Mortgage Trust		3.500	05/25/45	902,304
		Series - 2015 2 (Class A1)
264,121	g,i	Sequoia Mortgage Trust		3.500	06/25/46	267,185
		Series - 2016 1 (Class A19)
324,053	g,i	Sequoia Mortgage Trust		3.500	11/25/46	329,922
		Series - 2016 3 (Class A10)
1,417,366	g,i	Sequoia Mortgage Trust		3.500	04/25/47	1,440,343
		Series - 2017 3 (Class A4)
794,701	g,i	Sequoia Mortgage Trust		3.500	04/25/47	798,214
		Series - 2017 3 (Class A19)
237,530	g,i	Sequoia Mortgage Trust		3.761	09/25/47	247,514
		Series - 2017 6 (Class B1)
649,549	g,i	Sequoia Mortgage Trust		3.500	02/25/48	659,927
		Series - 2018 2 (Class A1)
215,082	g,i	Sequoia Mortgage Trust		3.500	02/25/48	215,792
		Series - 2018 2 (Class A19)
134,854	g,i	Sequoia Mortgage Trust		3.500	03/25/48	135,913
		Series - 2018 3 (Class A1)
979,243	g,i	Sequoia Mortgage Trust		4.000	09/25/48	988,687
		Series - 2018 7 (Class A4)
423,777	g,i	Sequoia Mortgage Trust		4.000	09/25/48	429,355
		Series - 2018 7 (Class A19)
73,941	g,i	Sequoia Mortgage Trust		4.000	11/25/48	74,952
		Series - 2018 8 (Class A19)
1,389,119	g,i	Sequoia Mortgage Trust		4.000	06/25/49	1,421,513
		Series - 2019 2 (Class A1)
315,709	g,i	Sequoia Mortgage Trust		4.000	06/25/49	322,124
		Series - 2019 2 (Class A19)
722,242	g,i	Sequoia Mortgage Trust		3.500	09/25/49	730,856
		Series - 2019 3 (Class A2)
4,547,655	g,i	Shellpoint Co-Originator Trust		3.500	10/25/47	4,584,784
		Series - 2017 2 (Class A1)
326

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$467,453	g,i	Spruce Hill Mortgage Loan Trust		3.395%	04/29/49	$470,354
		Series - 2019 SH1 (Class A1)
1,600,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 4.650%	6.668	10/25/28	1,714,403
		Series - 2016 DNA2 (Class M3)
1,345,476	i	STACR	LIBOR 1 M + 1.350%	3.368	03/25/29	1,351,274
		Series - 2016 HQA3 (Class M2)
1,240,143	i	STACR	LIBOR 1 M + 0.750%	2.768	03/25/30	1,240,261
		Series - 2017 DNA3 (Class M1)
1,617,830	i	STACR	LIBOR 1 M + 0.950%	2.968	04/25/30	1,619,492
		Series - 2017 HQA3 (Class M2AS)
498,487	g,i	STACR		3.740	02/25/48	501,688
		Series - 2018 SPI1 (Class M1)
291,127	g,i	STACR		3.817	05/25/48	291,861
		Series - 2018 SPI2 (Class M1)
548,536	g,i	STACR		4.160	08/25/48	552,635
		Series - 2018 SPI3 (Class M1)
205,000	g,i	STACR		4.459	11/25/48	206,568
		Series - 2018 SPI4 (Class M2)
5,855,000	g	VNDO Mortgage Trust		3.808	12/13/29	5,933,780
		Series - 2013 PENN (Class A)
2,925,000	g,i	VNDO Trust		3.448	11/15/30	2,995,189
		Series - 2012 6AVE (Class C)
2,711,000	g	VNDO Trust		3.805	01/10/35	2,953,954
		Series - 2016 350P (Class A)
3,000,000	g,i	VNDO Trust		4.033	01/10/35	3,262,599
		Series - 2016 350P (Class B)
126,215	i	Wachovia Bank Commercial Mortgage Trust		6.286	05/15/46	127,294
		Series - 2007 C34 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust		6.361	05/15/46	1,009,551
		Series - 2007 C34 (Class B)
2,153,000	i	Wachovia Bank Commercial Mortgage Trust		6.361	05/15/46	2,180,237
		Series - 2007 C34 (Class C)
1,306,050	i	Wachovia Bank Commercial Mortgage Trust		5.748	04/15/47	1,306,690
		Series - 2007 C31 (Class F)
914,412	g,i	Wells Fargo Mortgage Backed Securities Trust		4.000	04/25/49	931,164
		Series - 2019 2 (Class A17)
350,000	g,i	WFRBS Commercial Mortgage Trust		5.174	02/15/44	359,905
		Series - 2011 C2 (Class B)
650,000	i	WFRBS Commercial Mortgage Trust		4.850	12/15/46	696,713
		Series - 2013 C18 (Class C)
		TOTAL OTHER MORTGAGE BACKED				334,309,952

		TOTAL STRUCTURED ASSETS				509,185,007
		(Cost $497,849,260)

		TOTAL BONDS				4,186,330,612
		(Cost $4,031,817,443)
327

TIAA-CREF FUNDS - Social Choice Bond Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE
PREFERRED STOCKS - 0.2%

REAL ESTATE - 0.2%
400,000	*	Brookfield Property Partners LP			$10,384,000
		TOTAL REAL ESTATE			10,384,000

		TOTAL PREFERRED STOCKS			10,384,000
		(Cost $10,000,000)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 1.9%

GOVERNMENT AGENCY DEBT - 1.3%
$5,000,000		Federal Agricultural Mortgage Corp (FAMC)	2.070%	10/04/19	4,999,217
22,330,000		Federal Home Loan Bank (FHLB)	1.600	10/02/19	22,328,834
10,000,000		FHLB	1.921	10/08/19	9,996,344
7,250,000		FHLB	1.934	11/08/19	7,235,613
11,580,000		FHLB	1.970	11/15/19	11,552,787
		TOTAL GOVERNMENT AGENCY DEBT			56,112,795

TREASURY DEBT - 0.6%
14,120,000		United States Treasury Bill	1.850-1.900	10/01/19	14,120,000
12,050,000		United States Treasury Bill	1.917	10/08/19	12,045,876
		TOTAL TREASURY DEBT			26,165,876

		TOTAL SHORT-TERM INVESTMENTS			82,278,671
		(Cost $82,276,708)

		TOTAL INVESTMENTS - 100.0%			4,298,551,862
		(Cost $4,143,708,101)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			1,228,643
		NET ASSETS - 100.0%			$4,299,780,505

		Abbreviation(s):
EUR		Euro
LIBOR		London Interbank Offered Rate
M		Month
REIT		Real Estate Investment Trust
SOFR		Secure Overnight Financing Rate
328

TIAA-CREF FUNDS - Social Choice Bond Fund

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2019, the aggregate value of these securities was $989,622,730 or 23.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Forward foreign currency contracts outstanding as of September 30, 2019 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$7,126,223	EUR	6,490,250	Australia & New Zealand Banking Group	11/27/19	$22,028

Abbreviation(s):
EUR	Euro
329

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2019

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 102.0%

GOVERNMENT AGENCY DEBT - 65.2%
$5,000,000	Federal Farm Credit Bank (FFCB)	0.010%	10/04/19	$4,999,108
10,000,000	FFCB	0.010	10/08/19	9,995,955
3,000,000	FFCB	0.010	10/11/19	2,998,008
2,250,000	FFCB	0.010	10/21/19	2,247,012
3,500,000	FFCB	0.010	11/22/19	3,489,586
4,600,000	FFCB	0.010	11/27/19	4,584,487
13,466,000	Federal Home Loan Bank (FHLB)	0.010	10/02/19	13,465,217
12,600,000	FHLB	0.010	10/03/19	12,598,579
2,000,000	FHLB	0.010	10/04/19	1,999,665
500,000	FHLB	0.010	10/07/19	499,829
30,400,000	FHLB	0.010	10/08/19	30,388,089
19,200,000	FHLB	0.010	10/09/19	19,191,310
10,000,000	FHLB	0.010	10/10/19	9,994,750
65,000,000	FHLB	0.010	10/11/19	64,961,250
55,535,000	FHLB	0.010	10/16/19	55,486,255
370,000	FHLB	0.010	10/22/19	369,581
27,600,000	FHLB	0.010	10/23/19	27,565,517
47,890,000	FHLB	0.010	10/25/19	47,823,490
10,759,000	FHLB	0.010	10/28/19	10,742,176
12,200,000	FHLB	0.010	10/29/19	12,181,022
30,790,000	FHLB	0.010	10/30/19	30,738,112
30,840,000	FHLB	0.010	11/01/19	30,785,623
31,010,000	FHLB	0.010	11/05/19	30,951,813
18,450,000	FHLB	0.010	11/06/19	18,414,576
12,035,000	FHLB	0.010	11/08/19	12,009,772
20,000,000	FHLB	0.010	11/12/19	19,954,733
7,000,000	FHLB	0.010	11/13/19	6,983,278
15,000,000	FHLB	0.010	11/18/19	14,961,400
25,550,000	FHLB	0.010	11/20/19	25,481,531
19,000,000	FHLB	0.010	11/22/19	18,946,787
47,400,000	FHLB	0.010	11/25/19	47,260,236
60,500,000	FHLB	0.010	11/26/19	60,318,836
9,000,000	FHLB	0.010	12/02/19	8,970,085
50,000,000	FHLB	0.010	12/06/19	49,816,667
26,650,000	FHLB	0.010	12/11/19	26,548,560
3,845,000	FHLB	0.010	12/13/19	3,830,186
7,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.010	10/03/19	6,999,072
5,380,000	FHLMC	0.010	10/04/19	5,378,938
6,235,000	FHLMC	0.010	10/07/19	6,232,551
10,900,000	FHLMC	0.010	10/17/19	10,888,671
5,000,000	FHLMC	0.010	10/18/19	4,994,499
1,500,000	FHLMC	0.010	10/21/19	1,498,046
8,000,000	FHLMC	0.010	11/04/19	7,982,055
12,000,000	FHLMC	0.010	11/19/19	11,964,753
7,030,000	FHLMC	0.010	12/09/19	7,005,342
330

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$25,000,000		FHLMC		0.010%	12/20/19	$24,898,056
50,000,000		FHLMC		0.010	12/30/19	49,763,750
56,500,000		FHLMC		0.010	01/17/20	56,183,035
14,328,000		Federal National Mortgage Association (FNMA)		0.010	10/02/19	14,327,136
23,000,000		FNMA		0.010	10/07/19	22,992,448
11,000,000		FNMA		0.010	10/16/19	10,991,200
14,400,000		FNMA		0.010	10/18/19	14,386,672
8,000,000		FNMA		0.010	11/13/19	7,981,271
		TOTAL GOVERNMENT AGENCY DEBT				1,006,020,576

TREASURY DEBT - 17.4%
31,045,000		United States Treasury Bill		0.010	10/01/19	31,045,000
18,400,000		United States Treasury Bill		0.010	10/08/19	18,392,780
30,025,000		United States Treasury Bill		0.010	10/10/19	30,008,040
7,000,000		United States Treasury Bill		0.010	10/15/19	6,994,556
4,145,000		United States Treasury Bill		0.010	10/22/19	4,140,167
8,600,000		United States Treasury Bill		0.010	10/24/19	8,587,699
42,800,000		United States Treasury Bill		0.010	10/29/19	42,735,899
8,985,000		United States Treasury Bill		0.010	11/07/19	8,962,629
21,400,000		United States Treasury Bill		0.010	12/05/19	21,324,824
39,241,000		United States Treasury Bill		0.010	12/12/19	39,088,836
10,970,000		United States Treasury Bill		0.010	12/19/19	10,924,719
7,000,000		United States Treasury Note		1.000	10/15/19	6,995,940
12,665,000		United States Treasury Note		1.000	11/15/19	12,641,266
5,000,000		United States Treasury Note		2.000	01/31/20	5,000,960
5,000,000		United States Treasury Note		1.375	02/29/20	4,989,230
17,400,000		United States Treasury Note		1.375	04/30/20	17,353,576
		TOTAL TREASURY DEBT				269,186,121

VARIABLE RATE SECURITIES - 19.4%
5,000,000	i	Federal Agricultural Mortgage Corp (FAMC)	LIBOR 3 M - 0.200%	2.053	11/01/19	5,000,000
5,000,000	i	FAMC	EFFR + 0.120%	1.950	02/26/20	5,000,000
5,000,000	i	FAMC	SOFR + 0.050%	1.870	03/18/20	5,000,000
4,500,000	i	FAMC	FRED - 2.950%	2.050	05/19/20	4,500,000
4,500,000	i	FAMC	EFFR + 0.100%	1.930	07/06/20	4,500,000
4,500,000	i	FAMC	EFFR + 0.090%	1.920	07/08/20	4,500,000
5,000,000	i	FAMC	SOFR + 0.040%	1.860	08/13/20	5,000,000
5,000,000	i	FAMC	FRED - 2.960%	2.040	08/28/20	5,000,000
5,000,000	i	FAMC	FRED - 3.020%	1.980	09/01/20	5,000,000
10,000,000	i	FAMC	LIBOR 1 M + 0.060%	2.160	10/01/20	9,994,000
5,000,000	i	FAMC	SOFR + 0.070%	1.890	10/02/20	5,000,000
25,000,000	i	FAMC	SOFR + 0.060%	1.880	11/09/20	25,000,000
3,000,000	i	FAMC	SOFR + 0.080%	1.900	12/21/20	3,000,000
15,000,000	i	FAMC	SOFR + 0.070%	1.890	02/08/21	15,000,000
4,000,000	i	Federal Farm Credit Bank (FFCB)	FRED - 3.080%	1.920	10/10/19	3,999,911
3,000,000	i	FFCB	US Treasury Bill 3 M + 0.050%	1.964	10/18/19	3,000,000
4,750,000	i	FFCB	FRED - 3.065%	1.935	12/26/19	4,749,551
5,000,000	i	FFCB	LIBOR 1 M - 0.030%	2.012	01/07/20	5,000,000
9,755,000	i	FFCB	US Treasury Bill 3 M + 0.055%	1.969	01/27/20	9,755,217
11,500,000	i	FFCB	FRED - 2.980%	2.020	02/20/20	11,499,817
3,000,000	i	FFCB	FRED - 2.870%	2.130	05/29/20	3,000,000
331

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,000,000	i	FFCB	FRED - 2.960%	2.040%	07/09/20	$4,999,713
4,500,000	i	FFCB	US Treasury Bill 3 M + 0.045%	1.959	08/17/20	4,499,801
5,000,000	i	FFCB	FRED - 3.020%	1.980	09/28/20	4,995,805
5,000,000	i	FFCB	US Treasury Bill 3 M + 0.160%	2.074	01/19/21	4,999,356
7,500,000	i	Federal Home Loan Bank (FHLB)	SOFR + 0.035%	1.855	06/19/20	7,500,000
13,000,000	i	FHLB	SOFR + 0.100%	1.290	07/29/20	13,000,000
8,000,000	i	FHLB	SOFR + 0.050%	1.870	01/22/21	8,000,000
9,500,000	i	FHLB	SOFR + 0.055%	1.875	05/14/21	9,500,000
8,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	SOFR – 0.000%	1.820	02/20/20	7,999,660
4,500,000	i	Federal National Mortgage Association (FNMA)	SOFR + 0.070%	1.890	10/30/19	4,500,000
3,500,000	i	FNMA	SOFR + 0.060%	1.880	07/30/20	3,500,000
4,500,000	i	FNMA	SOFR + 0.075%	1.895	10/30/20	4,500,000
14,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.048%	1.962	10/31/19	14,000,383
3,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M – 0.000%	1.914	01/31/20	2,999,988
50,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.033%	1.947	04/30/20	49,982,800
12,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.045%	1.959	10/31/20	11,993,302
		TOTAL VARIABLE RATE SECURITIES				299,469,304

		TOTAL SHORT-TERM INVESTMENTS				1,574,676,001
		(Cost $1,574,676,001)

		TOTAL INVESTMENTS- 102.0%				1,574,676,001
		(Cost $1,574,676,001)
		OTHER ASSETS & LIABILITIES, NET - (2.0)%				(31,328,476)
		NET ASSETS - 100.0%				$1,543,347,525

Abbreviation(s):
EFFR	Effective Federal Funds Rate
FRED	Federal Bank Prime Loan Rate
LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
332

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: November 15, 2019	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: November 15, 2019	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: November 15, 2019	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer